                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number: 811-10183

                                   ----------

                           MET INVESTORS SERIES TRUST
               (Exact name of registrant as specified in charter)

                            5 Park Plaza, Suite 1900
                            Irvine, California 92614
               (Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)                         Copy to:

          Elizabeth M. Forget                            Robert N. Hickey, Esq.
               President                                Sullivan & Worcester LLP
       Met Investors Series Trust                          1666 K Street, N.W.
       5 Park Plaza, Suite 1900                           Washington, D.C. 20006
       Irvine, California 92614

       Registrant's telephone number, including area code: (800) 848-3854

Date of fiscal year end: December 31

Date of reporting period: March 31, 2009

MET INVESTORS SERIES TRUST
AMERICAN FUNDS BALANCED ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited)
March 31, 2009
(Percentage of Net Assets)


SECURITY DESCRIPTION                                             SHARES         VALUE
------------------------------------------------------------   ----------   ------------
INVESTMENT COMPANY SECURITIES -- 100.1%
American Funds Bond Fund (Class 1)(a)                           3,960,034   $ 37,461,925
American Funds Global Bond Fund (Class 1)(a)                    2,157,503     22,287,005
American Funds Global Small Capitalization Fund (Class 1)(a)    2,122,330     23,345,625
American Funds Growth Fund (Class 1)(a)                         4,966,817    158,739,465
American Funds Growth-Income Fund (Class 1)(a)                 12,159,775    274,202,931
American Funds High-Income Bond Fund (Class 1)(a)               6,374,868     52,273,916
American Funds International Fund (Class 1)(a)                  4,048,677     45,831,028
American Funds New World Fund (Class 1)(a)                      1,747,125     22,957,225
American Funds U.S. Government /AAA - Rated Securities Fund
  (Class 1)(a)                                                  9,143,073    113,739,827
                                                                            ------------
Total Investment Company Securities (Cost $894,444,313)                      750,838,947
                                                                            ------------
TOTAL INVESTMENTS -- 100.1% (Cost $894,444,313#)                             750,838,947
                                                                            ------------
Other Assets and Liabilities (net) -- (0.1)%                                    (420,175)
                                                                            ------------
TOTAL NET ASSETS -- 100.0%                                                  $750,418,772
                                                                            ============
PORTFOLIO FOOTNOTES:

# Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes, are $3,385,081 and $146,990,447 respectively, resulting in a net unrealized depreciation of $143,605,366.

(a)  A Portfolio of the American Funds Insurance Series.

FAS 157 VALUATION DISCLOSURE
----------------------------

The Portfolio adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157), effective with the beginning of the Portfolio's fiscal year. FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements. Management has evaluated the application of FAS 157 to the Portfolio and has determined that the adoption of FAS 157 does not have a material impact on the Portfolio's financial statements. The three levels of the hierarchy under FAS 157 are described below:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio's net assets as of March 31, 2009:

                                                INVESTMENTS IN   OTHER FINANCIAL
VALUATION INPUTS                                  SECURITIES      INSTRUMENTS*
---------------------------------------------   ---------------  ---------------
LEVEL 1 - QUOTED PRICES                           $750,838,947        $0
LEVEL 2 - OTHER SIGNIFICANT OBSERVABLE INPUTS                0         0
LEVEL 3 - SIGNIFICANT UNOBSERVABLE INPUTS                    0         0
                                                  ------------       ---
TOTAL                                             $750,838,947        $0

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument.

MET INVESTORS SERIES TRUST
AMERICAN FUNDS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited)
March 31, 2009
(Percentage of Net Assets)

SECURITY DESCRIPTION                                         SHARES       VALUE
--------------------------------------------------------   ---------   -----------
INVESTMENT COMPANY SECURITY -- 100.1%
American Funds Bond Fund (Class 1)(a) (Cost $62,083,755)   6,167,900   $58,348,331
                                                                       -----------
TOTAL INVESTMENTS -- 100.1% (Cost $62,083,755#)                         58,348,331
                                                                       -----------
Other Assets and Liabilities (net) -- (0.1)%                               (41,680)
                                                                       -----------
TOTAL NET ASSETS -- 100.0%                                             $58,306,651
                                                                       ===========

PORTFOLIO FOOTNOTES:

# Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes, are $0 and $3,735,424 respectively, resulting in a net unrealized depreciation of $3,735,424.

(a)  A Portfolio of the American Funds Insurance Series.

FAS 157 VALUATION DISCLOSURE
----------------------------

The Portfolio adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157), effective with the beginning of the Portfolio's fiscal year. FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements. Management has evaluated the application of FAS 157 to the Portfolio and has determined that the adoption of FAS 157 does not have a material impact on the Portfolio's financial statements. The three levels of the hierarchy under FAS 157 are described below:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio's net assets as of March 31, 2009:

                                                INVESTMENTS IN   OTHER FINANCIAL
VALUATION INPUTS                                  SECURITIES       INSTRUMENTS*
---------------------------------------------   --------------   ---------------
LEVEL 1 - QUOTED PRICES                           $58,348,331          $0
LEVEL 2 - OTHER SIGNIFICANT OBSERVABLE INPUTS               0           0
LEVEL 3 - SIGNIFICANT UNOBSERVABLE INPUTS                   0           0
                                                  -----------         ---
TOTAL                                             $58,348,331          $0

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument.

MET INVESTORS SERIES TRUST
AMERICAN FUNDS GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited)
March 31, 2009
(Percentage of Net Assets)


SECURITY DESCRIPTION                                                          SHARES         VALUE
------------------------------------------------------------------------   ----------   --------------
INVESTMENT COMPANY SECURITIES -- 100.1%
American Funds Bond Fund (Class 1)(a)                                       2,126,063   $   20,112,556
American Funds Global Bond Fund (Class 1)(a)                                  964,790        9,966,280
American Funds Global Small Capitalization Fund (Class 1)(a)                3,795,789       41,753,676
American Funds Growth Fund (Class 1)(a)                                    10,146,175      324,271,742
American Funds Growth-Income Fund (Class 1)(a)                             19,377,693      436,966,976
American Funds High-Income Bond Fund (Class 1)(a)                           2,444,843       20,047,717
American Funds International Fund (Class 1)(a)                              5,427,490       61,439,188
American Funds New World Fund (Class 1)(a)                                  3,124,852       41,060,553
American Funds U.S. Government /AAA - Rated Securities Fund (Class 1)(a)    4,090,736       50,888,755
                                                                                        --------------
Total Investment Company Securities (Cost $1,308,356,387)                                1,006,507,443
                                                                                        --------------
TOTAL INVESTMENTS -- 100.1% (Cost $1,308,356,387#)                                       1,006,507,443
                                                                                        --------------
Other Assets and Liabilities (net) -- (0.1)%                                                  (586,034)
                                                                                        --------------
TOTAL NET ASSETS -- 100.0%                                                              $1,005,921,409
                                                                                        ==============

PORTFOLIO FOOTNOTES:

# Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes, are $1,639,462 and $303,488,406 respectively, resulting in a net unrealized depreciation of $301,848,944.

(a)  A Portfolio of the American Funds Insurance Series.

FAS 157 VALUATION DISCLOSURE
----------------------------

The Portfolio adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157), effective with the beginning of the Portfolio's fiscal year. FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements. Management has evaluated the application of FAS 157 to the Portfolio and has determined that the adoption of FAS 157 does not have a material impact on the Portfolio's financial statements. The three levels of the hierarchy under FAS 157 are described below:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio's net assets as of March 31, 2009:

                                                INVESTMENTS IN  OTHER FINANCIAL
VALUATION INPUTS                                  SECURITIES      INSTRUMENTS*
---------------------------------------------   --------------  ---------------
LEVEL 1 - QUOTED PRICES                         $1,006,507,443        $0
LEVEL 2 - OTHER SIGNIFICANT OBSERVABLE INPUTS                0         0
LEVEL 3 - SIGNIFICANT UNOBSERVABLE INPUTS                    0         0
                                                --------------       ---
TOTAL                                           $1,006,507,443        $0

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument.

MET INVESTORS SERIES TRUST
AMERICAN FUNDS GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited)
March 31, 2009
(Percentage of Net Assets)

SECURITY DESCRIPTION                                  SHARES       VALUE
-------------------------------------------------   ---------   ------------
INVESTMENT COMPANY SECURITY -- 100.1%
American Funds Growth Fund(a) (Cost $124,272,811)   3,070,821   $98,143,435
                                                                -----------
TOTAL INVESTMENTS -- 100.1% (Cost $124,272,811#)                 98,143,435
                                                                -----------
Other Assets and Liabilities (net) -- (0.1)%                        (89,359)
                                                                -----------
TOTAL NET ASSETS -- 100.0%                                      $98,054,076
                                                                ===========

PORTFOLIO FOOTNOTES:

# Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes, are $0 and $26,129,376 respectively, resulting in a net unrealized depreciation of $26,129,376.

(a)  A Portfolio of the American Funds Insurance Series.

FAS 157 VALUATION DISCLOSURE
----------------------------

The Portfolio adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157), effective with the beginning of the Portfolio's fiscal year. FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements. Management has evaluated the application of FAS 157 to the Portfolio and has determined that the adoption of FAS 157 does not have a material impact on the Portfolio's financial statements. The three levels of the hierarchy under FAS 157 are described below:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio's net assets as of March 31, 2009:

                                                INVESTMENTS IN   OTHER FINANCIAL
VALUATION INPUTS                                  SECURITIES       INSTRUMENTS*
---------------------------------------------   --------------   ---------------
LEVEL 1 - QUOTED PRICES                           $98,143,435          $0
LEVEL 2 - OTHER SIGNIFICANT OBSERVABLE INPUTS               0           0
LEVEL 3 - SIGNIFICANT UNOBSERVABLE INPUTS                   0           0
                                                  -----------         ---
TOTAL                                             $98,143,435          $0

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument.

MET INVESTORS SERIES TRUST
AMERICAN FUNDS INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited)
March 31, 2009
(Percentage of Net Assets)

SECURITY DESCRIPTION                                         SHARES       VALUE
--------------------------------------------------------   ---------   -----------
INVESTMENT COMPANY SECURITY -- 100.1%
American Funds International Fund(a) (Cost $92,776,349)    6,165,484   $69,793,278
                                                                       -----------
TOTAL INVESTMENTS -- 100.1% (Cost $92,776,349#)                         69,793,278
                                                                       -----------
Other Assets and Liabilities (net) -- (0.1)%                               (45,558)
                                                                       -----------
TOTAL NET ASSETS -- 100.0%                                             $69,747,720
                                                                       ===========

PORTFOLIO FOOTNOTES:

# Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes, are $0 and $22,983,071 respectively, resulting in a net unrealized depreciation of $22,983,071.

(a)  A Portfolio of the American Funds Insurance Series.

FAS 157 VALUATION DISCLOSURE
----------------------------

The Portfolio adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157), effective with the beginning of the Portfolio's fiscal year. FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements. Management has evaluated the application of FAS 157 to the Portfolio and has determined that the adoption of FAS 157 does not have a material impact on the Portfolio's financial statements. The three levels of the hierarchy under FAS 157 are described below:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio's net assets as of March 31, 2009:

                                                INVESTMENTS IN   OTHER FINANCIAL
VALUATION INPUTS                                  SECURITIES       INSTRUMENTS*
---------------------------------------------   --------------   ---------------
LEVEL 1 - QUOTED PRICES                           $69,793,278           $0
LEVEL 2 - OTHER SIGNIFICANT OBSERVABLE INPUTS               0            0
LEVEL 3 - SIGNIFICANT UNOBSERVABLE INPUTS                   0            0
                                                  -----------          ---
TOTAL                                             $69,793,278           $0

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument.

MET INVESTORS SERIES TRUST
AMERICAN FUNDS MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited)
March 31, 2009
(Percentage of Net Assets)

SECURITY DESCRIPTION                                  SHARES         VALUE
-------------------------------------------------   ----------   ------------
INVESTMENT COMPANY SECURITIES -- 100.1%
American Funds Bond Fund (Class 1)(a)                6,536,607   $ 61,836,299
American Funds Global Bond Fund (Class 1)(a)         3,561,393     36,789,192
American Funds Global Small Capitalization Fund
   (Class 1)(a)                                      1,167,651     12,844,157
American Funds Growth Fund (Class 1)(a)              2,342,409     74,863,404
American Funds Growth-Income Fund (Class 1)(a)       8,137,634    183,503,647
American Funds High-Income Bond Fund (Class 1)(a)    8,268,148     67,798,813
American Funds International Fund (Class 1)(a)       2,227,303     25,213,067
American Funds New World Fund (Class 1)(a)             961,069     12,628,445
American Funds U.S. Government /AAA - Rated
   Securities Fund (Class 1)(a)                     11,570,016    143,931,001
                                                                 ------------
Total Investment Company Securities (Cost $705,182,363)           619,408,025
                                                                 ------------
TOTAL INVESTMENTS -- 100.1% (Cost $705,182,363#)                  619,408,025
                                                                 ------------
Other Assets and Liabilities (net) -- (0.1)%                         (334,195)
                                                                 ------------
TOTAL NET ASSETS -- 100.0%                                       $619,073,830
                                                                 ============

PORTFOLIO FOOTNOTES:

# Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes, are $4,267,939 and $90,042,277 respectively, resulting in a net unrealized depreciation of $85,774,338.

(a)  A Portfolio of the American Funds Insurance Series.

FAS 157 VALUATION DISCLOSURE
----------------------------

The Portfolio adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157), effective with the beginning of the Portfolio's fiscal year. FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements. Management has evaluated the application of FAS 157 to the Portfolio and has determined that the adoption of FAS 157 does not have a material impact on the Portfolio's financial statements. The three levels of the hierarchy under FAS 157 are described below:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio's net assets as of March 31, 2009:

                                                INVESTMENTS IN   OTHER FINANCIAL
VALUATION INPUTS                                  SECURITIES       INSTRUMENTS*
---------------------------------------------   --------------   ---------------
LEVEL 1 - QUOTED PRICES                          $619,408,025          $0
LEVEL 2 - OTHER SIGNIFICANT OBSERVABLE INPUTS               0           0
LEVEL 3 - SIGNIFICANT UNOBSERVABLE INPUTS                   0           0
                                                 ------------         ---
TOTAL                                            $619,408,025          $0

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument.

MET INVESTORS SERIES TRUST
BATTERYMARCH GROWTH AND INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited)
March 31, 2009
(Percentage of Net Assets)

SECURITY DESCRIPTION                                                    SHARES         VALUE
------------------------------------------------------------------   -----------   ------------
COMMON STOCKS -- 99.3%
AEROSPACE & DEFENSE -- 2.7%
Boeing Co. (The)                                                          12,741   $    453,325
General Dynamics Corp.                                                    19,916        828,306
Honeywell International, Inc.                                             14,666        408,595
Lockheed Martin Corp.                                                     21,063      1,453,979
Northrop Grumman Corp.                                                     8,000        349,120
Raytheon Co.                                                              31,916      1,242,809
United Technologies Corp.                                                 19,341        831,276
                                                                                   ------------
                                                                                      5,567,410
                                                                                   ------------
AIR FREIGHT & LOGISTICS -- 0.3%
United Parcel Service, Inc. - Class B                                     11,210        551,756
                                                                                   ------------
BEVERAGES -- 1.8%
Coca-Cola Co.                                                             45,750      2,010,713
Coca-Cola Enterprises, Inc.                                               22,300        294,137
PepsiCo, Inc.                                                             26,092      1,343,216
                                                                                   ------------
                                                                                      3,648,066
                                                                                   ------------
BIOTECHNOLOGY -- 3.1%
Amgen, Inc.*                                                              41,541      2,057,111
Biogen Idec, Inc.*                                                        16,500        864,930
Celgene Corp.*                                                             8,900        395,160
Cephalon, Inc.*(a)                                                        20,100      1,368,810
Gilead Sciences, Inc.*                                                    35,926      1,664,092
                                                                                   ------------
                                                                                      6,350,103
                                                                                   ------------
CAPITAL MARKETS -- 1.4%
Ameriprise Financial, Inc.                                                32,032        656,336
Bank of New York Mellon Corp.                                             22,187        626,783
Goldman Sachs Group, Inc. (The)                                            8,011        849,326
Morgan Stanley                                                            29,712        676,542
                                                                                   ------------
                                                                                      2,808,987
                                                                                   ------------
CHEMICALS -- 1.4%
E.I. du Pont de Nemours & Co.                                             17,196        383,987
Monsanto Co.                                                              22,139      1,839,751
Terra Industries, Inc. (a)                                                22,200        623,598
                                                                                    -----------
                                                                                      2,847,336
                                                                                    -----------
COMMERCIAL & PROFESSIONAL SERVICES -- 0.5%
Brink's Co. (The)                                                         11,000        291,060
Republic Services, Inc.                                                   46,101        790,632
                                                                                   ------------
                                                                                      1,081,692
                                                                                   ------------
COMMERCIAL BANKS -- 1.3%
Cullen/Frost Bankers, Inc.                                                10,700        502,258
First Horizon National Corp.                                              53,400        573,516
U.S. Bancorp                                                              27,979        408,773
Wells Fargo & Co.                                                         81,044      1,154,067
                                                                                   ------------
                                                                                      2,638,614
                                                                                   ------------
COMMUNICATIONS EQUIPMENT -- 2.5%
Cisco Systems, Inc.*                                                     197,204      3,307,111
Harris Corp.                                                              16,840        487,350
QUALCOMM, Inc.                                                            33,652      1,309,399
                                                                                   ------------
                                                                                      5,103,860
                                                                                   ------------
COMPUTERS & PERIPHERALS -- 6.5%
Apple, Inc.*                                                              31,862      3,349,334
Dell, Inc.*                                                               76,704        727,154

MET INVESTORS SERIES TRUST
BATTERYMARCH GROWTH AND INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2009
(Percentage of Net Assets)

EMC Corp.*                                                                 8,500   $     96,900
Hewlett-Packard Co.                                                      102,306      3,279,930
International Business Machines Corp.                                     51,835      5,022,293
NCR Corp.*                                                                39,600        314,820
Sun Microsystems, Inc.*                                                   75,500        552,660
                                                                                   ------------
                                                                                     13,343,091
                                                                                   ------------
CONSTRUCTION & ENGINEERING -- 1.6%
Fluor Corp.                                                               29,900      1,033,045
Foster Wheeler AG*(a)                                                     19,700        344,159
KBR, Inc.                                                                 35,500        490,255
Shaw Group, Inc. (The)*                                                   36,450        999,094
URS Corp.*                                                                12,100        488,961
                                                                                   ------------
                                                                                      3,355,514
                                                                                   ------------
CONTAINERS & PACKAGING -- 0.0%
Pactiv Corp.*                                                              4,700         68,573
                                                                                   ------------
DIVERSIFIED CONSUMER SERVICES -- 0.9%
Apollo Group, Inc. - Class A*(a)                                          16,300      1,276,779
ITT Educational Services, Inc.*(a)                                         4,800        582,816
                                                                                   ------------
                                                                                      1,859,595
                                                                                   ------------
DIVERSIFIED FINANCIAL SERVICES -- 1.7%
Bank of America Corp.                                                     83,687        570,745
JPMorgan Chase & Co.                                                     108,943      2,895,705
                                                                                   ------------
                                                                                      3,466,450
                                                                                   ------------
DIVERSIFIED TELECOMMUNICATION SERVICES -- 4.0%
AT&T, Inc.                                                               159,923      4,030,060
Embarq Corp.                                                              15,710        594,623
Verizon Communications, Inc.                                             122,895      3,711,429
                                                                                   ------------
                                                                                      8,336,112
                                                                                   ------------
ELECTRIC UTILITIES -- 2.2%
American Electric Power Co., Inc.                                         46,430      1,172,822
Duke Energy Corp.                                                         47,500        680,200
Edison International                                                      51,750      1,490,918
Exelon Corp.                                                              10,560        479,318
FPL Group, Inc.                                                           13,400        679,782
                                                                                   ------------
                                                                                      4,503,040
                                                                                   ------------
ELECTRICAL EQUIPMENT & SERVICES -- 0.2%
Emerson Electric Co.                                                      16,000        457,280
                                                                                   ------------
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS -- 0.5%
Amphenol Corp. - Class A                                                  35,500      1,011,395
                                                                                   ------------
ENERGY EQUIPMENT & SERVICES -- 1.4%
Diamond Offshore Drilling, Inc. (a)                                        9,200        578,312
ENSCO International, Inc.                                                    500         13,200
Noble Corp. (a)                                                           23,600        568,524
Oil States International, Inc.*                                           20,700        277,794
Pride International, Inc.*                                                33,100        595,138
Schlumberger, Ltd.                                                        21,486        872,761
                                                                                   ------------
                                                                                      2,905,729
                                                                                   ------------
FOOD & STAPLES RETAILING -- 5.0%
BJ's Wholesale Club, Inc.*                                                29,135        932,029
Costco Wholesale Corp.                                                     7,327        339,386
CVS Caremark Corp.                                                        29,500        810,955
Kroger Co. (The)                                                          61,200      1,298,664
SUPERVALU, Inc.                                                           33,700        481,236
Sysco Corp.                                                               15,100        344,280

MET INVESTORS SERIES TRUST
BATTERYMARCH GROWTH AND INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2009
(Percentage of Net Assets)

Wal-Mart Stores, Inc.                                                    115,740   $  6,030,054
                                                                                   ------------
                                                                                     10,236,604
                                                                                   ------------
FOOD PRODUCTS -- 2.0%
Archer-Daniels-Midland Co.                                                26,200        727,836
ConAgra Foods, Inc.                                                       35,800        603,946
Dean Foods Co.*                                                           20,100        363,408
Hershey Co. (The) (a)                                                     34,160      1,187,060
Kraft Foods, Inc. - Class A                                               29,700        662,013
Ralcorp Holdings, Inc.*                                                    9,800        528,024
                                                                                   ------------
                                                                                      4,072,287
                                                                                   ------------
HEALTH CARE EQUIPMENT & SUPPLIES -- 2.8%
Baxter International, Inc.                                                18,400        942,448
Becton, Dickinson & Co.                                                    6,000        403,440
C.R. Bard, Inc.                                                            3,000        239,160
Covidien, Ltd.                                                            28,470        946,343
Edwards Lifesciences Corp.*                                               16,239        984,570
Hospira, Inc.*                                                            15,400        475,244
Medtronic, Inc.                                                           18,500        545,195
Varian Medical Systems, Inc.*(a)                                          43,300      1,318,052
                                                                                   ------------
                                                                                      5,854,452
                                                                                   ------------
HEALTH CARE PROVIDERS & SERVICES -- 2.9%
Aetna, Inc.                                                               38,825        944,612
Cardinal Health, Inc.                                                      8,700        273,876
CIGNA Corp.                                                               48,450        852,236
Express Scripts, Inc.*                                                    17,360        801,511
McKesson Corp.                                                            22,100        774,384
Medco Health Solutions, Inc.*                                             13,800        570,492
UnitedHealth Group, Inc.                                                  46,075        964,350
WellPoint, Inc.*                                                          19,200        729,024
                                                                                   ------------
                                                                                      5,910,485
                                                                                   ------------
HOTELS, RESTAURANTS & LEISURE -- 1.4%
McDonald's Corp.                                                          43,158      2,355,132
Yum! Brands, Inc.                                                         20,400        560,592
                                                                                   ------------
                                                                                      2,915,724
                                                                                   ------------
HOUSEHOLD DURABLES -- 0.9%
D.R. Horton, Inc. (a)                                                     76,700        743,990
Garmin, Ltd.                                                              31,079        659,186
Pulte Homes, Inc. (a)                                                     34,200        373,806
                                                                                   ------------
                                                                                      1,776,982
                                                                                   ------------
HOUSEHOLD PRODUCTS -- 1.9%
Colgate-Palmolive Co.                                                     19,600      1,156,008
Procter & Gamble Co. (The)                                                61,062      2,875,410
                                                                                    -----------
                                                                                      4,031,418
                                                                                    -----------
INDUSTRIAL CONGLOMERATES -- 1.4%
3M Co.                                                                    14,061        699,113
General Electric Co.                                                     164,904      1,667,179
McDermott International, Inc.*                                            47,100        630,669
                                                                                    -----------
                                                                                      2,996,961
                                                                                    -----------
INSURANCE -- 2.3%
Aflac, Inc.                                                               21,000        406,560
Aon Corp.                                                                 15,469        631,444
Cincinnati Financial Corp.                                                23,300        532,871
Fidelity National Financial, Inc. - Class A                               24,362        475,303
Principal Financial Group, Inc.                                           48,100        393,458
Prudential Financial, Inc.                                                36,600        696,132

MET INVESTORS SERIES TRUST
BATTERYMARCH GROWTH AND INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2009
(Percentage of Net Assets)

Travelers Cos., Inc. (The)                                                42,300   $  1,719,072
                                                                                   ------------
                                                                                      4,854,840
                                                                                   ------------
INTERNET & CATALOG RETAIL -- 0.3%
Priceline.com, Inc.*(a)                                                    8,850        697,203
                                                                                   ------------
INTERNET SOFTWARE & SERVICES -- 0.8%
Google, Inc. - Class A*                                                    4,900      1,705,494
                                                                                   ------------
IT SERVICES -- 2.6%
Accenture, Ltd. - Class A                                                 63,480      1,745,065
Affiliated Computer Services, Inc. - Class A*                              1,900         90,991
Automatic Data Processing, Inc.                                            5,300        186,348
Computer Sciences Corp.*                                                  32,400      1,193,616
Global Payments, Inc.                                                     12,000        400,920
Hewitt Associates, Inc. - Class A*                                        26,400        785,664
MasterCard, Inc. - Class A (a)                                             6,414      1,074,217
                                                                                   ------------
                                                                                      5,476,821
                                                                                   ------------
LIFE SCIENCES TOOLS & SERVICES -- 0.0%
Pharmaceutical Product Development, Inc.                                   2,600         61,672
                                                                                   ------------
MACHINERY -- 0.2%
Joy Global, Inc.                                                          15,220        324,186
                                                                                   ------------
MEDIA -- 1.5%
Comcast Corp. - Class A                                                   51,904        707,970
DISH Network Corp. - Class A*                                             45,000        499,950
Liberty Media Corp. - Entertainment*                                      26,100        520,695
Time Warner Cable, Inc.                                                   13,631        338,051
Time Warner, Inc.                                                         19,645        382,685
Walt Disney Co. (The)                                                     38,130        692,441
                                                                                   ------------
                                                                                      3,141,792
                                                                                   ------------
METALS & MINING -- 0.2%
Cliffs Natural Resources, Inc.                                            27,400        497,584
                                                                                   ------------
MULTI-UTILITIES -- 1.7%
Dominion Resources, Inc.                                                  33,300      1,031,967
PG&E Corp.                                                                25,900        989,898
Public Service Enterprise Group, Inc.                                     19,500        574,665
Sempra Energy                                                             19,900        920,176
                                                                                   ------------
                                                                                      3,516,706
                                                                                   ------------
MULTILINE RETAIL -- 1.0%
Dollar Tree, Inc.*                                                        13,200        588,060
Family Dollar Stores, Inc. (a)                                            30,200      1,007,774
Target Corp.                                                              12,817        440,777
                                                                                   ------------
                                                                                      2,036,611
                                                                                   ------------
OIL, GAS & CONSUMABLE FUELS -- 11.4%
Anadarko Petroleum Corp.                                                  16,990        660,741
Apache Corp.                                                              17,500      1,121,575
Canadian Natural Resources, Ltd.                                          27,700      1,068,112
Chevron Corp.                                                             69,819      4,694,630
ConocoPhillips                                                            59,058      2,312,711
Devon Energy Corp.                                                         9,375        418,969
EnCana Corp.                                                              13,950        566,509
Exxon Mobil Corp.                                                        144,434      9,835,955
Hess Corp.                                                                 8,240        446,608
Marathon Oil Corp.                                                        29,400        772,926
Occidental Petroleum Corp.                                                19,466      1,083,283
Valero Energy Corp.                                                       28,200        504,780
                                                                                   ------------
                                                                                     23,486,799
                                                                                   ------------

MET INVESTORS SERIES TRUST
BATTERYMARCH GROWTH AND INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2009
(Percentage of Net Assets)

PERSONAL PRODUCTS -- 0.1%
Alberto-Culver Co.                                                        12,000   $    271,320
                                                                                   ------------
PHARMACEUTICALS -- 9.9%
Abbott Laboratories                                                       27,579      1,315,518
Bristol-Myers Squibb Co.                                                 100,375      2,200,220
Eli Lilly & Co.                                                           36,476      1,218,663
Endo Pharmaceuticals Holdings, Inc.*                                      70,700      1,249,976
Johnson & Johnson                                                         66,854      3,516,521
King Pharmaceuticals, Inc.*                                              160,800      1,136,856
Merck & Co., Inc.                                                         70,208      1,878,064
Pfizer, Inc. (a)                                                         214,906      2,927,020
Schering-Plough Corp.                                                     83,400      1,964,070
Watson Pharmaceuticals, Inc.*                                             65,500      2,037,705
Wyeth                                                                     22,051        949,075
                                                                                   ------------
                                                                                     20,393,688
                                                                                   ------------
REAL ESTATE INVESTMENT TRUSTS (REITS) -- 0.6%
Liberty Property Trust                                                    22,600        428,044
Public Storage                                                            14,800        817,700
                                                                                   ------------
                                                                                      1,245,744
                                                                                   ------------
REAL ESTATE MANAGEMENT & DEVELOPMENT -- 0.1%
Brookfield Asset Management, Inc. - Class A                                6,900         95,082
Brookfield Properties Corp. (a)                                           13,400         76,916
                                                                                   ------------
                                                                                        171,998
                                                                                   ------------
ROAD & RAIL -- 1.3%
Burlington Northern Santa Fe Corp.                                        14,600        878,190
Norfolk Southern Corp. (a)                                                17,600        594,000
Union Pacific Corp.                                                       31,600      1,299,076
                                                                                   ------------
                                                                                      2,771,266
                                                                                   ------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 1.6%
Altera Corp. (a)                                                          55,920        981,396
Intel Corp.                                                              109,669      1,650,518
Texas Instruments, Inc.                                                   25,574        422,227
Xilinx, Inc. (a)                                                          11,100        212,676
                                                                                   ------------
                                                                                      3,266,817
                                                                                   ------------
SOFTWARE -- 5.5%
BMC Software, Inc.*                                                       11,300        372,900
McAfee, Inc.*(a)                                                          27,200        911,200
Microsoft Corp.                                                          278,290      5,112,187
Oracle Corp.*                                                            151,900      2,744,833
Symantec Corp.*                                                           77,140      1,152,472
Synopsys, Inc.*                                                           54,190      1,123,359
                                                                                   ------------
                                                                                     11,416,951
                                                                                   ------------
SPECIALTY RETAIL -- 2.5%
AutoZone, Inc.*(a)                                                         6,000        975,720
Best Buy Co., Inc. (a)                                                    12,000        455,520
Home Depot, Inc. (The) (a)                                                44,128      1,039,656
Lowe's Cos., Inc.                                                         57,400      1,047,550
PetSmart, Inc.                                                            47,100        987,216
Ross Stores, Inc. (a)                                                     17,400        624,312
                                                                                   ------------
                                                                                      5,129,974
                                                                                   ------------
TEXTILES, APPAREL & LUXURY GOODS -- 0.6%
NIKE, Inc. - Class B                                                      12,660        593,627
Polo Ralph Lauren Corp. (a)                                               16,450        695,013
                                                                                   ------------
                                                                                      1,288,640
                                                                                   ------------

MET INVESTORS SERIES TRUST
BATTERYMARCH GROWTH AND INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2009
(Percentage of Net Assets)

THRIFTS & MORTGAGE FINANCE -- 0.9%
Hudson City Bancorp, Inc.                                                158,100   $  1,848,189
                                                                                   ------------
TOBACCO -- 1.6%
Altria Group, Inc.                                                        85,625      1,371,712
Lorillard, Inc.                                                            8,000        493,920
Philip Morris International, Inc.                                         41,688      1,483,259
                                                                                   ------------
                                                                                      3,348,891
                                                                                   ------------
WIRELESS TELECOMMUNICATION SERVICES -- 0.3%
Sprint Nextel Corp.*                                                     201,560        719,569
                                                                                   ------------
Total Common Stocks (Cost $261,221,083)                                             205,372,271
                                                                                   ------------

                                                                         PAR
SECURITY DESCRIPTION                                                    AMOUNT         VALUE
--------------------                                                 -----------   ------------
SHORT-TERM INVESTMENTS -- 7.9%
State Street Bank & Trust Co., Repurchase Agreement, dated 03/31/09 at 0.010% to be repurchased at $277,000 on 04/01/09
   collateralized by $270,000 FHLB at 4.375% due 09/17/10 with a
   value of $282,852.                                                $   277,000        277,000
State Street Navigator Securities Lending Trust Prime Portfolio(b)    15,999,470     15,999,470
                                                                                   ------------
Total Short-Term Investments (Cost $16,276,470)                                      16,276,470
                                                                                   ------------
TOTAL INVESTMENTS -- 107.2% (Cost $277,497,553#)                                    221,648,741
                                                                                   ------------
Other Assets and Liabilities (net) -- (7.2)%                                        (14,943,815)
                                                                                   ------------
TOTAL NET ASSETS -- 100.0%                                                         $206,704,926
                                                                                   ============

PORTFOLIO FOOTNOTES:

*    Non-income producing security.

# Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes, are $7,765,904 and $63,614,716 respectively, resulting in a net unrealized depreciation of $55,848,812.

(a) A portion or all of the security was held on loan. As of March 31, 2009, the market value of securities loaned was $15,792,181 and the collateral received consisted of cash in the amount of $15,999,470. The cash collateral is invested in a money market fund managed by an affiliate of the custodian.

(b) Represents investment of collateral received from securities lending transactions.

FHLB - Federal Home Loan Bank

FAS 157 VALUATION DISCLOSURE
----------------------------

The Portfolio adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157), effective with the beginning of the Portfolio's fiscal year. FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements. Management has evaluated the application of FAS 157 to the Portfolio and has determined that the adoption of FAS 157 does not have a material impact on the Portfolio's financial statements. The three levels of the hierarchy under FAS 157 are described below:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio's net assets as of March 31, 2009:

                                                INVESTMENTS IN  OTHER FINANCIAL
VALUATION INPUTS                                   SECURITIES    INSTRUMENTS*
---------------------------------------------   --------------  ---------------
LEVEL 1 - QUOTED PRICES                           $221,371,741       $0
LEVEL 2 - OTHER SIGNIFICANT OBSERVABLE INPUTS          277,000        0
LEVEL 3 - SIGNIFICANT UNOBSERVABLE INPUTS                    0        0
                                                --------------      ---
TOTAL                                             $221,648,741       $0

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument.

MET INVESTORS SERIES TRUST
BLACKROCK HIGH YIELD PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited)
March 31, 2009
(Percentage of Net Assets)

                                                                                PAR
SECURITY DESCRIPTION                                                           AMOUNT        VALUE
-------------------------------------------------------------------------   ----------   ------------
ASSET-BACKED SECURITIES -- 1.5%
Crown Castle Towers LLC 0.936%, due 06/15/35 (144A) (a)(b)                  $3,695,000   $  3,377,749
Global Signal Trust 5.450%, due 02/15/36 (144A) (a)                          2,220,000      2,005,111
                                                                                         ------------
Total Asset-Backed Securities (Cost $5,436,968)                                             5,382,860
                                                                                         ------------
DOMESTIC BONDS & DEBT SECURITIES -- 76.4%
AEROSPACE & DEFENSE  -- 0.8%
L-3 Communications Corp.
   6.375%, due 10/15/15                                                      1,055,000        999,612
   5.875%, due 01/15/15                                                      1,610,000      1,501,325
Sequa Corp. 11.750%, due 12/01/15 (144A) (a)                                 2,110,000        327,050
                                                                                         ------------
                                                                                            2,827,987
                                                                                         ------------
AIR FREIGHT & LOGISTICS  -- 0.3%
FedEx Corp. 8.000%, due 01/15/19                                             1,045,000      1,099,815
                                                                                         ------------
AUTO COMPONENTS  -- 1.5%
Allison Transmission, Inc.
   11.000%, due 11/01/15 (144A)(a)(c)                                        1,200,000        576,000
   11.250%, due 11/01/15 (144A)(a)(d)                                        1,015,000        411,075
Goodyear Tire & Rubber Co. (The)
   6.318%, due 12/01/09 (b)                                                  2,795,000      2,683,200
   7.857%, due 08/15/11                                                        915,000        754,875
   8.625%, due 12/01/11                                                        570,000        475,950
Lear Corp.
   5.750%, due 08/01/14                                                        295,000         75,225
   8.750%, due 12/01/16                                                        150,000         31,500
   Series B 8.500%,  12/01/13                                                  145,000         33,350
Stanadyne Corp., Series 1 10.000%, due 08/15/14                                250,000        162,500
Stanadyne Holdings, Inc. 0.000%/12.000% , due 02/15/15 (e)                     125,000         54,375
                                                                                         ------------
                                                                                            5,258,050
                                                                                         ------------
AUTOMOBILES  -- 0.1%
Ford Capital B.V. 9.500%, due 06/01/10                                         430,000        236,500
                                                                                         ------------
BEVERAGES  -- 0.4%
Anheuser-Busch InBev Worldwide, Inc. 7.750%, due 01/15/19 (144A) (a)         1,435,000      1,433,264
                                                                                         ------------
BUILDING PRODUCTS  -- 0.3%
Ainsworth Lumber Co., Ltd. 11.000%, due 07/29/15 (144A) (a)(d)                  79,816         23,546
Nortek, Inc. 10.000%, due 12/01/13                                           2,110,000        891,475
                                                                                         ------------
                                                                                              915,021
                                                                                         ------------
CAPITAL MARKETS  -- 0.3%
E*TRADE Financial Corp.
   12.500%, due 11/30/17 (144A)(a)                                           1,944,000        894,240
   12.500%, due 11/30/17                                                       240,000        110,400
                                                                                         ------------
                                                                                            1,004,640
                                                                                         ------------
CHEMICALS  -- 0.9%
American Pacific Corp. 9.000%, due 02/01/15                                    150,000        129,000
CPG International I, Inc. 10.500%, due 07/01/13                                755,000        358,625
Innophos, Inc. 8.875%, due 08/15/14                                          2,060,000      1,699,500
MacDermid, Inc. 9.500%, due 04/15/17 (144A) (a)                              2,010,000        703,500
Momentive Performance Materials, Inc. 11.500%, due 12/01/16                    610,000        117,425
Rockwood Specialties Group, Inc. 7.625%, due 11/15/14                           50,000         51,716
                                                                                         ------------
                                                                                            3,059,766
                                                                                         ------------

MET INVESTORS SERIES TRUST
BLACKROCK HIGH YIELD PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2009
(Percentage of Net Assets)


COMMERCIAL & PROFESSIONAL SERVICES  -- 2.5%
Aleris International, Inc.
   10.000%, due 12/15/16 (f)                                                $1,350,000   $      7,695
   9.000%, due 12/15/14 (d)(f)                                               1,665,000          9,491
Allied Waste North America, Inc.
   6.375%, due 04/15/11                                                        410,000        406,090
   7.875%, due 04/15/13                                                        710,000        707,053
   6.125%, due 02/15/14                                                      1,135,000      1,068,000
   Series B 7.375%, due 04/15/14                                               400,000        379,390
ARAMARK Corp.
   4.670%, due 02/01/15 (b)                                                    950,000        729,125
   8.500%, due 02/01/15                                                        550,000        508,750
Corrections Corp. of America 7.500%, due 05/01/11                              815,000        821,112
DI Finance/DynCorp International, Series B 9.500%, due 02/15/13              1,110,000      1,046,175
iPayment, Inc. 9.750%, due 05/15/14                                            310,000        162,750
Sunstate Equipment Co. LLC 10.500%, due 04/01/13 (144A) (a)                  2,670,000      1,428,450
Tropicana Entertainment LLC 9.625%, due 12/15/14 (f)                            70,000            525
U.S. Investigations Services, Inc. 10.500%, due 11/01/15 (144A) (a)            900,000        690,750
Waste Management, Inc. 7.375%, due 03/11/19                                    660,000        674,329
                                                                                         ------------
                                                                                            8,639,685
                                                                                         ------------
COMMERCIAL BANKS  -- 0.0%
ATF Capital B.V. 9.250%, due 02/21/14 (144A) (a)                               100,000         42,000
Shingle Springs Tribal Gaming Authority 9.375%, due 06/15/15 (144A) (a)        170,000         71,400
                                                                                         ------------
                                                                                              113,400
                                                                                         ------------
COMMUNICATIONS EQUIPMENT  -- 0.5%
Verso Paper Holdings LLC
   4.920%, due 08/01/14 (b)                                                    950,000        280,250
   9.125%, due 08/01/14                                                      3,490,000      1,326,200
   11.375%, due 08/01/16                                                       930,000        223,200
Viant Holdings, Inc. 10.125%, due 07/15/17 (144A) (a)                          236,000        116,820
                                                                                         ------------
                                                                                            1,946,470
                                                                                         ------------
COMPUTERS & PERIPHERALS  -- 0.2%
SunGard Data Systems, Inc. 10.625%, due 05/15/15 (144A) (a)                    940,000        827,200
                                                                                         ------------
CONSTRUCTION & ENGINEERING  -- 0.5%
ESCO Corp. 8.625%, due 12/15/13 (144A) (a)                                   2,180,000      1,667,700
                                                                                         ------------
CONSTRUCTION MATERIALS  -- 0.1%
Texas Industries, Inc. 7.250%, due 07/15/13                                    450,000        342,000
                                                                                         ------------
CONSUMER FINANCE  -- 3.2%
FCE Bank Plc
   2.538%, due 09/30/09 (b)                                                    465,000        576,534
   7.125%, due 01/16/12                                                      3,850,000      3,471,601
Ford Motor Credit Co. LLC
   5.700%, due 01/15/10                                                         50,000         42,835
   2.664%, due 01/15/10 (b)                                                  1,600,000      1,306,000
   6.570%, due 06/15/11 (b)(c)                                                 676,000        477,425
   4.010%, due 01/13/12 (b)                                                  1,030,000        650,187
   7.800%, due 06/01/12                                                      3,000,000      2,034,453
GMAC LLC
   6.875%, due 08/28/12 (144A)(a)                                              285,000        191,529
   3.461%, due 12/01/14 (144A)(a)(b)                                         1,537,000        770,421
   6.750%, due 12/01/14 (144A)(a)                                              310,000        180,336
   8.000%, due 11/01/31 (144A)(a)                                            2,990,000      1,440,851
                                                                                         ------------
                                                                                           11,142,172
                                                                                         ------------

MET INVESTORS SERIES TRUST
BLACKROCK HIGH YIELD PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2009
(Percentage of Net Assets)


CONTAINERS & PACKAGING  -- 3.9%
Ball Corp. 6.625%, due 03/15/18                                             $  175,000   $    170,625
Berry Plastics Corp.
   8.875%, due 09/15/14 (c)                                                    580,000        327,700
   5.844%, due 02/15/15 (b)                                                  3,025,000      2,208,250
Cascades, Inc. 7.250%, due 02/15/13                                          1,400,000        787,500
Crown European Holdings S.A. 6.250%, due 09/01/11                            3,645,000      4,712,618
Graphic Packaging International Corp. 9.500%, due 08/15/13 (c)               2,820,000      2,030,400
Graphic Packaging International, Inc. 8.500%, due 08/15/11                     515,000        448,050
Jefferson Smurfit Corp. 8.250%, due 10/01/12 (f)                               175,000         22,750
Owens-Brockway Glass Container, Inc.
   8.250%, due 05/15/13                                                        400,000        404,000
   6.750%, due 12/01/14                                                      1,035,000      1,262,666
Pregis Corp. 12.375%, due 10/15/13                                           1,020,000        456,450
Rock-Tenn Co. 5.625%, due 03/15/13                                             770,000        681,450
Russell-Stanley Holdings, Inc. 9.000%, due 11/30/08 (144A) (a)(f)(g)            18,258              0
Smurfit-Stone Container Enterprises, Inc. 8.000%, due 03/15/17 (c)(f)          255,000         31,875
                                                                                         ------------
                                                                                           13,544,334
                                                                                         ------------
DISTRIBUTORS  -- 0.6%
NSG Holdings LLC 7.750%, due 12/15/25 (144A) (a)                             2,465,000      1,959,675
                                                                                         ------------
DIVERSIFIED CONSUMER SERVICES  -- 0.0%
American Achievement Group Holding Corp. 14.750%, due 10/01/12 (d)               3,825            579
Service Corp. International
   7.875%, due 02/01/13                                                         60,000         57,600
   7.625%, due 10/01/18                                                        115,000         99,475
                                                                                         ------------
                                                                                              157,654
                                                                                         ------------
DIVERSIFIED FINANCIAL SERVICES  -- 3.2%
BHP Billiton Finance, Ltd. 6.500%, due 04/01/19                              2,120,000      2,151,777
CCM Merger, Inc. 8.000%, due 08/01/13 (144A) (a)                               695,000        288,425
GrafTech Finance, Inc. 10.250%, due 02/15/12                                     8,000          7,280
Kinder Morgan Finance Co. ULC 5.350%, due 01/05/11                           1,485,000      1,425,600
Leucadia National Corp. 8.125%, due 09/15/15                                 1,800,000      1,433,250
Residential Capital LLC 8.375%, due 06/30/10                                 6,390,000      2,971,350
Snoqualmie Entertainment Authority 5.384%, due 02/01/14 (144A) (a)(b)          165,000         42,075
Tyco International Finance S.A. 8.500%, due 01/15/19                           955,000        987,373
Verizon Wireless Capital LLC 5.550%, due 02/01/14 (144A) (a)                 1,950,000      1,953,674
                                                                                         ------------
                                                                                           11,260,804
                                                                                         ------------
DIVERSIFIED TELECOMMUNICATION SERVICES  -- 8.1%
BCM Ireland Preferred Equity, Ltd. 8.959%, due 02/15/17 (b)(d)                 180,294         11,954
Cincinnati Bell, Inc. 7.250%, due 07/15/13                                   2,890,000      2,774,400
Citizens Communications Co. 6.250%, due 01/15/13                               785,000        715,331
Digicel Group, Ltd.
  8.875%, due 01/15/15 (144A)(a)                                             1,995,000      1,296,750
  9.125%, due 01/15/15 (144A)(a)(d)                                          2,357,665      1,449,964
Inmarsat Finance II Plc 0.000%/10.375% , due 11/15/12 (e)                      400,000        412,000
Inmarsat Finance Plc 7.625%, due 06/30/12                                      190,000        185,488
Intelsat Subsidiary Holding Co., Ltd. 8.500%, due 01/15/13 (144A) (a)          750,000        710,625
Nordic Telephone Holdings Co. 8.875%, due 05/01/16 (144A) (a)                1,245,000      1,170,300
Qwest Communications International, Inc. 7.500%, due 02/15/14                7,430,000      6,464,100
Qwest Corp.
   7.500%, due 10/01/14-06/15/23                                               730,000        559,450
   6.875%, due 09/15/33                                                        785,000        518,100
   7.125%, due 11/15/43                                                        100,000         62,000
Sprint Capital Corp. 6.875%,  due 11/15/28                                   5,150,000      4,502,850
Virgin Media Finance Plc 8.750%, due 04/15/14 (c)                              285,000        270,750

MET INVESTORS SERIES TRUST
BLACKROCK HIGH YIELD PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2009
(Percentage of Net Assets)


West Corp.
   9.500%, due 10/15/14                                                     $2,000,000   $  1,402,500
   11.000%, due 10/15/16 (c)                                                 2,095,000      1,403,650
Wind Acquisition Finance S.A. 10.750%, due 12/01/15 (144A) (a)                 600,000        597,000
Windstream Corp. 8.625%, due 08/01/16                                        3,995,000      3,945,062
                                                                                         ------------
                                                                                           28,452,274
                                                                                         ------------
ELECTRIC UTILITIES  -- 2.5%
AES Ironwood LLC 8.857%, due 11/30/25                                        1,256,100      1,111,648
AES Red Oak LLC
   8.540%, due 11/30/19                                                        811,848        742,841
   Series B 9.200%,  11/30/29                                                  650,000        568,750
Edison Mission Energy 7.200%, due 05/15/19                                     140,000         98,000
Elwood Energy LLC 8.159%, due 07/05/26                                       1,304,920      1,001,944
Entergy Texas, Inc. 7.125%, due 02/01/19                                       735,000        719,795
FMG Finance Property, Ltd. 5.261%, due 09/01/11 (144A) (a)(b)                  700,000        598,500
FPL Energy National Wind 6.125%, due 03/25/19 (144A) (a)                        89,324         78,886
Ipalco Enterprises, Inc.
  8.625%, due 11/14/11                                                         525,000        504,000
  7.250%, due 04/01/16 (144A)(a)                                               545,000        485,050
Tenaska Alabama Partners LP 7.000%, due 06/30/21 (144A) (a)                  1,332,064      1,034,367
Texas Competitive Electric Holdings Co. LLC
  10.250%, due 11/01/15                                                      2,615,000      1,320,575
  10.500%, due 11/01/16 (d)                                                  1,075,000        403,125
                                                                                         ------------
                                                                                            8,667,481
                                                                                         ------------
ELECTRICAL EQUIPMENT  -- 0.8%
Orascom Telecom Finance SCA 7.875%, due 02/08/14 (144A) (a)                    305,000        196,725
TL Acquisitions, Inc. 10.500%, due 01/15/15 (144A) (a)                       5,280,000      2,732,400
                                                                                         ------------
                                                                                            2,929,125
                                                                                         ------------
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS  -- 0.1%
Mobile Services Group, Inc./Mobile Storage Group, Inc. 9.750%, due
   08/01/14                                                                     75,000         56,063
Sanmina-SCI Corp. 8.125%, due 03/01/16                                         425,000        150,875
                                                                                         ------------
                                                                                              206,938
                                                                                         ------------
ENERGY EQUIPMENT & SERVICES  -- 0.9%
Compagnie Generale de Geophysique
   7.500%, due 05/15/15                                                        130,000        103,350
   7.750%, due 05/15/17                                                      2,615,000      2,013,550
Drummond Co., Inc. 7.375%, due 02/15/16 (144A) (a)                             980,000        641,900
Hornbeck Offshore Services, Inc. 6.125%, due 12/01/14                          180,000        137,700
North American Energy Partners, Inc. 8.750%, due 12/01/11                      435,000        319,725
Southern Star Central Corp. 6.750%, due 03/01/16                                50,000         42,000
                                                                                         ------------
                                                                                            3,258,225
                                                                                         ------------
FOOD & STAPLES RETAILING  -- 0.3%
Buffets, Inc. 12.500%, due 11/01/14 (144A) (a)(f)                               60,000            306
Rite Aid Corp. 7.500%, due 03/01/17 (c)                                      1,780,000        925,600
                                                                                         ------------
                                                                                              925,906
                                                                                         ------------
FOOD PRODUCTS  -- 0.3%
Tyson Foods, Inc. - Class A 10.500%, due 03/01/14 (144A) (a)                 1,000,000      1,025,000
                                                                                         ------------
GAS UTILITIES  -- 0.4%
Energy Future Holdings Corp. 11.250%, due 11/01/17 (d)                       3,100,000      1,325,250
                                                                                         ------------
HEALTH CARE EQUIPMENT & SUPPLIES  -- 1.3%
Biomet, Inc. 10.000%, due 10/15/17                                           1,020,000      1,014,900
DJO Finance LLC/DJO Finance Corp.
   10.875%, due 11/15/14                                                     4,500,000      3,363,750

MET INVESTORS SERIES TRUST
BLACKROCK HIGH YIELD PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2009
(Percentage of Net Assets)


   11.750%, due 11/15/14                                                    $  175,000   $    108,500
Elan Finance PLC/Elan Finance Corp. 8.875%, due 12/01/13                       175,000        140,875
                                                                                         ------------
                                                                                            4,628,025
                                                                                         ------------
HEALTH CARE PROVIDERS & SERVICES  -- 1.6%
Community Health Systems, Inc. 8.875%, due 07/15/15                          1,110,000      1,054,500
Tenet Healthcare Corp.
   9.000%, due 05/01/15 (144A)(a)                                            2,373,000      2,301,810
   10.000%, due 05/01/18 (144A)(a)                                           2,173,000      2,113,242
                                                                                         ------------
                                                                                            5,469,552
                                                                                         ------------
HOTELS, RESTAURANTS & LEISURE  -- 0.9%
Fontainebleau Las Vegas Holdings LLC/Fontainebleau Las Vegas Capital
   Corp. 11.000%, due 06/15/15 (144A) (a)                                    1,425,000         49,875
Gaylord Entertainment Co.
   8.000%, due 11/15/13                                                      1,245,000        827,925
   6.750%, due 11/15/14                                                        175,000        108,500
Great Canadian Gaming Corp. 7.250%, due 02/15/15 (144A) (a)                    850,000        616,250
Harrah's Operating Co., Inc.
   10.000%, due 12/15/15 (144A)(a)                                             170,000         53,550
   10.750%, due 02/01/16-02/01/18                                            3,332,435        476,099
   10.000%, due 12/15/18 (144A)(a)(c)                                        1,019,000        305,700
River Rock Entertainment Authority 9.750%, due 11/01/11                         45,000         22,725
Virgin River Casino Corp. 9.000%, due 01/15/12 (f)                           1,800,000        189,000
Waterford Gaming LLC 8.625%, due 09/15/14 (144A) (a)                           894,000        545,340
                                                                                         ------------
                                                                                            3,194,964
                                                                                         ------------
HOUSEHOLD DURABLES  -- 1.4%
Catalina Marketing Corp. 10.500%, due 10/01/15 (144A) (a)(d)                 3,475,000      2,345,625
Centex Corp. 4.550%, due 11/01/10                                              140,000        128,100
Jarden Corp. 7.500%, due 05/01/17 (c)                                          980,000        793,800
KB HOME 6.375%, due 08/15/11                                                 1,260,000      1,129,464
Ryerson, Inc.
   8.545%, due 11/01/14 (144A)(a)(b)                                           660,000        344,850
   12.000%, due 11/01/15 (144A)(a)                                             155,000         88,737
Stanley-Martin Communities LLC 9.750%, due 08/15/15                            450,000        137,250
                                                                                         ------------
                                                                                            4,967,826
                                                                                         ------------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS  -- 2.2%
NRG Energy, Inc.
   7.250%, due 02/01/14                                                        245,000        230,913
   7.375%, due 02/01/16-01/15/17                                             7,815,000      7,287,487
   3.662%, due 02/01/13                                                        213,957        193,420
                                                                                         ------------
                                                                                            7,711,820
                                                                                         ------------
INDUSTRIAL - DIVERSIFIED  -- 0.4%
Harland Clarke Holdings Corp.
   5.984%, due 05/15/15 (b)                                                     50,000         17,750
   9.500%, due 05/15/15                                                         60,000         26,775
Ply Gem Industries, Inc. 11.750%, due 06/15/13                               2,735,000      1,230,750
                                                                                         ------------
                                                                                            1,275,275
                                                                                         ------------
INSURANCE  -- 0.0%
USI Holdings Corp. 5.113%, due 11/15/14 (144A) (a)(b)                           80,000         38,000
                                                                                         ------------
INTERNET SOFTWARE & SERVICES  -- 0.5%
Impress Holdings B.V. 4.219%, due 09/15/13 (144A) (a)(b)                     2,160,000      1,649,700
                                                                                         ------------
LIFE SCIENCES TOOLS & SERVICES  -- 0.1%
Bio-Rad Laboratories, Inc. 6.125%, due 12/15/14                                225,000        195,750
                                                                                         ------------

MET INVESTORS SERIES TRUST
BLACKROCK HIGH YIELD PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2009
(Percentage of Net Assets)


MACHINERY  -- 0.4%
Accuride Corp. 8.500%, due 02/01/15 (c)                                     $  720,000   $    156,600
American Railcar Industries, Inc. 7.500%, due 03/01/14                          60,000         42,000
Titan International, Inc. 8.000%, due 01/15/12                               1,790,000      1,405,150
                                                                                         ------------
                                                                                            1,603,750
                                                                                         ------------
MANUFACTURING  -- 0.4%
Ingersoll Rand Global Holding Co., Ltd. 9.500%, due 04/15/14                 1,325,000      1,324,894
RBS Global, Inc./Rexnord Corp. 8.875%, due 09/01/16                            105,000         79,275
                                                                                         ------------
                                                                                            1,404,169
                                                                                         ------------
MARINE  -- 0.0%
Navios Maritime Holdings, Inc. 9.500%, due 12/15/14                             36,000         20,700
                                                                                         ------------
MEDIA  -- 8.0%
Affinion Group, Inc. 10.125%, due 10/15/13                                   1,185,000        906,525
Cablevision Systems Corp., Series B 8.334%, due 04/01/09 (b)                 3,150,000      3,150,000
CCH I Holdings LLC 9.920%, due 04/01/14 (c)(f)                                 110,000          1,513
CCH II LLC/CCH II Capital Corp.
   10.250%, due 09/15/10 (c)(f)                                              1,700,000      1,538,500
   Series B 10.250%,  09/15/10 (c)(f)                                        1,345,000      1,203,775
CCH LLC/CCH Capital Corp. 8.375%, due 04/30/14 (144A) (a)(f)                   100,000         88,500
CCO Holdings LLC/CCO Holdings Capital Corp. 8.750%, due 11/15/13 (f)         1,930,000      1,621,200
CMP Susquehanna Corp. 9.875%, due 05/15/14                                   1,525,000         64,813
COX Communications, Inc. 8.375%, due 03/01/39 (144A) (a)                     2,315,000      2,177,732
CSC Holdings, Inc.
   8.500%, due 04/15/14 (144A)(a)                                              780,000        772,200
   Series B 7.625%,  04/01/11                                                1,010,000      1,007,475
DirecTV Holdings LLC/DirecTV Financing Co. 8.375%, due 03/15/13              1,156,000      1,174,785
EchoStar DBS Corp.
   6.375%, due 10/01/11                                                        400,000        387,000
   6.625%, due 10/01/14                                                      1,175,000      1,054,562
   7.000%, due 10/01/13                                                      2,755,000      2,569,037
Local Insight Regatta Holdings, Inc. 11.000%, due 12/01/17                     524,000        124,450
Mediacom Broadband LLC 8.500%, due 10/15/15                                    830,000        751,150
Mediacom LLC/Mediacom Capital Corp. 9.500%, due 01/15/13                       190,000        178,600
Newsday, Inc. 10.000%, due 08/01/13                                            965,000        897,450
Nielsen Finance LLC/Nielsen Finance Co.
   11.625%, due 02/01/14 (144A)(a)                                           2,200,000      1,993,750
   10.000%, due 08/01/14                                                       870,000        752,550
   0.000%/12.500%, due 08/01/16 (e)                                            150,000         63,000
Rainbow National Services LLC
   10.375%, due 09/01/14 (144A)(a)                                           1,978,000      2,027,450
   8.750%, due 09/01/12 (144A)(a)                                              210,000        211,050
Shaw Communications, Inc. 7.250%, due 04/06/11 (c)                             375,000        374,062
Spansion, Inc. 4.386%, due 06/01/13 (144A) (a)(b)(f)                           950,000        218,500
Time Warner Cable, Inc.
   7.500%, due 04/01/14                                                      2,000,000      2,041,278
   8.250%, due 04/01/19                                                        700,000        720,555
                                                                                         ------------
                                                                                           28,071,462
                                                                                         ------------
METALS & MINING  -- 3.1%
Atlas Energy Resources LLC 10.750%, due 02/01/18 (144A) (a)                  2,635,000      1,936,725
Atlas Pipeline Partners L.P. 8.750%, due 06/15/18                            1,120,000        627,200
Barrick Gold Corp. 6.950%, due 04/01/19                                        950,000        956,038
Century Aluminum Co. 7.500%, due 08/15/14                                      610,000        265,350
CII Carbon LLC 11.125%, due 11/15/15 (144A) (a)                                685,000        407,575
Evraz Group S.A.
   8.875%, due 04/24/13 (144A)(a)                                            1,030,000        659,200
   9.500%, due 04/24/18 (144A)(a)                                              690,000        386,400

MET INVESTORS SERIES TRUST
BLACKROCK HIGH YIELD PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2009
(Percentage of Net Assets)


FMG Finance Property, Ltd. 10.625%, due 09/01/16 (144A) (a)                 $1,215,000   $  1,026,675
Foundation Pennsylvania Coal Co. 7.250%, due 08/01/14                          950,000        866,875
Freeport-McMoRan Copper & Gold, Inc. 7.084%, due 04/01/15 (b)                  710,000        584,863
Novelis, Inc. 7.250%, due 02/15/15                                             355,000        143,775
Peabody Energy Corp. 7.375%, due 11/01/16                                    1,650,000      1,641,750
Steel Dynamics, Inc. 7.375%, due 11/01/12                                    1,195,000        938,075
Vedanta Resources Plc 9.500%, due 07/18/18 (144A) (a)                          985,000        625,475
                                                                                         ------------
                                                                                           11,065,976
                                                                                         ------------
MULTILINE RETAIL  -- 0.4%
Dollar General Corp. 10.625%, due 07/15/15                                   1,420,000      1,423,550
                                                                                         ------------
OIL, GAS & CONSUMABLE FUELS  -- 11.1%
Arch Western Financial LLC 6.750%, due 07/01/13                              2,455,000      2,258,600
Berry Petroleum Co. 8.250%, due 11/01/16                                       205,000        113,775
Chesapeake Energy Corp.
   6.250%, due 01/15/18                                                        655,000        514,175
   9.500%, due 02/15/15                                                      4,205,000      4,110,387
   6.375%, due 06/15/15                                                      1,000,000        847,500
   7.250%, due 12/15/18                                                        880,000        727,100
   6.875%, due 11/15/20                                                        400,000        315,000
Cimarex Energy Co. 7.125%, due 05/01/17                                      1,610,000      1,304,100
Compton Petroleum Finance Corp. 7.625%, due 12/01/13                         1,755,000        561,600
Connacher Oil and Gas, Ltd. 10.250%, due 12/15/15 (144A) (a)                 2,015,000        644,800
Denbury Resources, Inc.
   7.500%, due 04/01/13-12/15/15                                               745,000        658,875
   9.750%, due 03/01/16                                                      1,360,000      1,319,200
Dynegy Holdings, Inc.
   8.375%, due 05/01/16                                                        645,000        440,213
   7.750%, due 06/01/19                                                      1,060,000        694,300
Dynegy Roseton/Danskammer Pass Through Trust Series B 7.670%, due
   11/08/16                                                                  1,325,000      1,003,687
El Paso Corp.
   8.250%, due 02/15/16                                                      1,160,000      1,090,400
   6.700%, due 02/15/27                                                         62,930         40,295
Encore Acquisition Co. 6.000%, due 07/15/15                                  1,125,000        832,500
EXCO Resources, Inc. 7.250%, due 01/15/11                                    2,825,000      2,203,500
Forest Oil Corp.
   8.500%, due 02/15/14 (144A)(a)                                            2,780,000      2,592,350
   7.250%, due 06/15/19 (144A)(a)                                            2,360,000      1,876,200
Hess Corp. 8.125%, due 02/15/19                                              1,370,000      1,414,683
Marathon Oil Corp. 7.500%, due 02/15/19                                        765,000        772,060
Newfield Exploration Co.
   6.625%, due 09/01/14-04/15/16                                               680,000        613,250
   7.125%, due 05/15/18                                                        115,000        102,350
OPTI Canada, Inc.
   7.875%, due 12/15/14                                                      1,155,000        511,088
   8.250%, due 12/15/14                                                      2,875,000      1,300,937
Petrohawk Energy Corp.
   10.500%, due 08/01/14 (144A) (a)                                          1,155,000      1,155,000
   7.875%, due 06/01/15 (144A) (a)                                           1,520,000      1,345,200
Range Resources Corp.
   7.375%, due 07/15/13                                                        950,000        904,875
   6.375%, due 03/15/15                                                        200,000        178,500
   7.500%, due 05/15/16                                                         75,000         69,563
Sabine Pass LNG LP 7.500%, due 11/30/16                                        300,000        202,500
SandRidge Energy, Inc.
   8.625%, due 04/01/15 (d)                                                    885,000        584,100
   8.000%, due 06/01/18 (144A)(a)                                            1,510,000      1,117,400
Southwestern Energy Co. 7.500%, due 02/01/18 (144A) (a)                        325,000        315,250
Swift Energy Co. 7.125%, due 06/01/17                                          825,000        482,625

MET INVESTORS SERIES TRUST
BLACKROCK HIGH YIELD PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2009
(Percentage of Net Assets)


Tennessee Gas Pipeline Co.
   7.500%, due 04/01/17                                                     $  150,000   $    145,221
   8.000%, due 02/01/16 (144A)(a)                                            1,040,000      1,045,200
Whiting Petroleum Corp. 7.250%,  due 05/01/12- 05/01/13                        730,000        590,013
Williams Cos., Inc. (The)
   7.875%, due 09/01/21                                                        810,000        750,679
   8.750%, due 01/15/20 (144A)(a)                                            1,070,000      1,066,484
                                                                                         ------------
                                                                                           38,815,535
                                                                                         ------------
PAPER & FOREST PRODUCTS  -- 0.8%
Boise Cascade LLC 7.125%, due 10/15/14                                         463,000        192,145
Bowater, Inc.
   9.000%, due 08/01/09                                                      1,490,000        379,950
   4.320%, due 03/15/10 (b)(f)                                                 240,000         32,400
Georgia-Pacific Corp. 7.700%, due 06/15/15                                     380,000        345,800
Georgia-Pacific LLC 8.125%, due 05/15/11                                       650,000        649,188
NewPage Corp. 10.000%, due 05/01/12                                          3,745,000      1,320,112
                                                                                         ------------
                                                                                            2,919,595
                                                                                         ------------
PERSONAL PRODUCTS  -- 0.2%
Southern Star Central Corp. 6.750%, due 03/01/16 (144A) (a)                    690,000        579,600
                                                                                         ------------
PHARMACEUTICALS  -- 0.8%
Angiotech Pharmaceuticals, Inc. 5.011%, due 12/01/13 (b)                     1,710,000      1,120,050
Axcan Intermediate Holdings, Inc. 12.750%, due 03/01/16                      1,130,000      1,059,375
Catalent Pharma Solutions, Inc.
   9.500%, due 04/15/15 (d)                                                  1,020,000        249,900
   9.750%, due 04/15/17                                                        144,000         30,552
Sequa Corp. 13.500%, due 12/01/15 (144A) (a)(d)                              3,546,103        407,802
                                                                                         ------------
                                                                                            2,867,679
                                                                                         ------------
REAL ESTATE  -- 1.2%
American Real Estate Partners LP/American Real Estate Finance Corp.
   7.125%, due 02/15/13                                                      4,615,000      3,692,000
Ashton Woods USA LLC/Ashton Woods Finance Co. 0.000%/11.000% , due
   06/30/15 (144A) (a)(e)(g)                                                   119,600         43,700
Realogy Corp.
   10.500%, due 04/15/14                                                     1,830,000        521,550
   12.375%, due 04/15/15                                                       382,000         66,850
                                                                                         ------------
                                                                                            4,324,100
                                                                                         ------------
REAL ESTATE INVESTMENT TRUSTS (REITS)  -- 0.0%
BMS Holdings, Inc. 9.224%, due 02/15/12 (144A) (a)(b)(d)                       661,816        102,581
                                                                                         ------------
ROAD & RAIL  -- 0.5%
CSX Corp. 7.375%, due 02/01/19                                                 970,000        900,169
Marsico Parent Co. LLC 10.625%, due 01/15/16 (h)                             1,432,000        574,590
Marsico Parent Holdco LLC 12.500%, due 07/15/16 (d)(h)                         561,106        225,144
Marsico Parent Superholdco LLC 14.500%, due 01/15/18 (d)(h)                    381,597        153,116
                                                                                         ------------
                                                                                            1,853,019
                                                                                         ------------
SOFTWARE  -- 0.2%
First Data Corp. 9.875%, due 09/24/15                                        1,520,000        896,800
                                                                                         ------------
SPECIALTY RETAIL  -- 0.7%
Asbury Automotive Group, Inc. 7.625%, due 03/15/17 (c)                         880,000        418,000
General Nutrition Centers, Inc.
   6.404%, due 03/15/14 (b)(d)                                               1,000,000        620,000
   10.750%, due 03/15/15                                                       315,000        228,375
Group 1 Automotive, Inc. 8.250%, due 08/15/13                                  300,000        232,500
Michaels Stores, Inc.
   10.000%, due 11/01/14                                                        90,000         42,862

MET INVESTORS SERIES TRUST
BLACKROCK HIGH YIELD PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2009
(Percentage of Net Assets)


   11.375%, due 11/01/16 (c)                                                $  370,000   $    138,750
United Auto Group, Inc. 7.750%, due 12/15/16                                 1,260,000        636,300
                                                                                         ------------
                                                                                            2,316,787
                                                                                         ------------
TELECOMMUNICATION SERVICES - DIVERSIFIED  -- 1.0%
Broadview Networks Holdings, Inc. 11.375%, due 09/01/12                      1,835,000      1,073,475
Intelsat Corp. 9.250%, due 08/15/14 - 06/15/16 (144A) (a)                    2,150,000      2,002,800
Intelsat Subsidiary Holding Co., Ltd. 8.875%, due 01/15/15 (144A) (a)          540,000        503,550
                                                                                         ------------
                                                                                            3,579,825
                                                                                         ------------
TEXTILES, APPAREL & LUXURY GOODS  -- 0.1%
Levi Strauss & Co.
   9.750%, due 01/15/15                                                        575,000        497,375
   8.875%, due 04/01/16                                                         40,000         31,200
                                                                                         ------------
                                                                                              528,575
                                                                                         ------------
TOBACCO  -- 0.6%
Altria Group, Inc. 10.200%, due 02/06/39                                     1,140,000      1,167,312
Vector Group, Ltd. 11.000%, due 08/15/15                                     1,330,000      1,070,650
                                                                                         ------------
                                                                                            2,237,962
                                                                                         ------------
TRADING COMPANIES & DISTRIBUTORS  -- 0.1%
Russel Metals, Inc. 6.375%, due 03/01/14                                       230,000        186,300
                                                                                         ------------
TRANSPORTATION  -- 0.0%
Travelport LLC 11.875%, due 09/01/16 (c)                                       100,000         30,000
                                                                                         ------------
WIRELESS TELECOMMUNICATION SERVICES  -- 5.7%
American Tower Corp. 7.125%, due 10/15/12                                      140,000        141,400
Centennial Communications Corp.
   10.000%, due 01/01/13 (c)                                                   200,000        213,500
   7.185%, due 01/01/13 (b)                                                    125,000        125,625
Cricket Communications, Inc.
   9.375%, due 11/01/14                                                      1,410,000      1,350,075
   10.000%, due 07/15/15 (144A)(a)                                           2,760,000      2,670,300
Crown Castle International Corp. 9.000%, due 01/15/15                          540,000        544,050
Crown Castle Towers LLC 4.643%, due 06/15/35 (144A) (a)                      4,725,000      4,512,375
FiberTower Corp. 9.000%, due 11/15/12                                          685,000        221,769
iPCS, Inc. 3.295%, due 05/01/13 (b)                                          3,620,000      2,733,100
MetroPCS Wireless, Inc.
   9.250%, due 11/01/14                                                      4,120,000      4,017,000
   9.250%, due 11/01/14 (144A)(a)                                            1,070,000      1,037,900
Nextel Communications, Inc.
   6.875%, due 10/31/13                                                        260,000        149,500
   7.375%, due 08/01/15                                                        890,000        476,150
Rogers Communications, Inc. 8.000%, due 12/15/12                               800,000        811,000
Sprint Nextel Corp. 1.632%, due 06/28/10 (b)                                 1,200,000      1,110,929
                                                                                         ------------
                                                                                           20,114,673
                                                                                         ------------
Total Domestic Bonds & Debt Securities (Cost $352,616,809)                                268,299,886
                                                                                         ------------
CONVERTIBLE BONDS -- 4.0%
AIRLINES  -- 0.1%
UAL Corp. 4.500%, due 06/30/21                                                 575,000        207,546
                                                                                         ------------
DIVERSIFIED FINANCIAL SERVICES  -- 0.0%
Ingersoll-Rand Co., Ltd. - Class A 4.500%, due 04/15/12                        170,000        170,000
                                                                                         ------------
DIVERSIFIED TELECOMMUNICATION SERVICES  -- 0.5%
NTL Cable Plc 8.750%, due 04/15/14                                             175,000        208,853

MET INVESTORS SERIES TRUST
BLACKROCK HIGH YIELD PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2009
(Percentage of Net Assets)


Qwest Communications International, Inc. 3.500%, due 11/15/25               $1,510,000   $  1,400,525
                                                                                         ------------
                                                                                            1,609,378
                                                                                         ------------
ENERGY EQUIPMENT & SERVICES  -- 0.4%
Transocean, Ltd. 1.625%, due 12/15/37                                        1,630,000      1,505,713
                                                                                         ------------
HEALTH CARE EQUIPMENT & SUPPLIES  -- 0.5%
Hologic, Inc. 2.000%/0.000% , due 12/15/37 (i)                               2,560,000      1,760,000
                                                                                         ------------
HOTELS, RESTAURANTS & LEISURE  -- 0.1%
Scientific Games Corp. - Class A 0.750%/0.500% , due 12/01/24 (i)              320,000        293,600
                                                                                         ------------
IT SERVICES  -- 0.4%
Alliance Data Systems Corp. 1.750%, due 08/01/13 (144A) (a)                  2,230,000      1,586,088
                                                                                         ------------
MARINE  -- 0.2%
Horizon Lines, Inc. 4.250%, due 08/15/12                                     1,120,000        541,800
                                                                                         ------------
MEDIA  -- 0.5%
Lamar Advertising Co. 2.875%, due 12/31/10                                     920,000        847,550
Virgin Media, Inc. 6.500%, due 11/15/16 (144A) (a)                           2,010,000      1,090,425
                                                                                         ------------
                                                                                            1,937,975
                                                                                         ------------
OIL, GAS & CONSUMABLE FUELS  -- 0.7%
Chesapeake Energy Corp. 2.250%, due 12/15/38                                 1,250,000        650,000
Massey Energy Co. 3.250%, due 08/01/15                                       2,655,000      1,639,462
                                                                                         ------------
                                                                                            2,289,462
                                                                                         ------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT  -- 0.0%
Teradyne, Inc. 4.500%, due 03/15/14                                             70,000         70,000
                                                                                         ------------
WIRELESS TELECOMMUNICATION SERVICES  -- 0.6%
American Tower Corp. - Class A 5.000%, due 02/15/10                          1,025,000      1,018,492
FiberTower Corp. 9.000%, due 11/15/12 (144A) (a)                               170,000         55,038
Leap Wireless International, Inc. 4.500%, due 07/15/14 (144A) (a)              450,000        336,375
NII Holdings, Inc. 2.750%, due 08/15/25                                        580,000        531,425
                                                                                         ------------
                                                                                            1,941,330
                                                                                         ------------
Total Convertible Bonds (Cost $15,924,350)                                                 13,912,892
                                                                                         ------------
LOAN PARTICIPATION -- 9.8%
Abbot Turbo Mezzanine Bridge 14.500%, due 03/15/18 (b)                       3,130,431      2,504,345
Allison Transmission, Inc.
   3.210%, due 08/07/14 (b)                                                  1,378,166        926,245
   3.220%, due 08/07/14 (b)                                                  3,261,545      2,192,035
Building Materials Corp. 3.870%, due 02/24/14 (b)                              742,528        524,013
Calpine Corp. 4.090%, due 03/31/14                                             492,462        456,143
Community Health Systems, Inc.
   2.760%, due 06/18/14 (b)                                                     48,655         42,134
   3.600%, due 06/18/14 (b)                                                    953,736        825,906
Dana Exit 7.250%, due 01/31/15 (b)                                           2,676,800        679,187
Delphi Auto 1.000%,  due 03/31/09   (b)                                      1,815,921        270,573
Dollar General 3.260%, due 07/03/14 (b)                                        275,000        244,531
Dynegy Holdings, Inc. 2.020%,  due 04/02/13 (b)                                699,844        577,376
Education Media, Inc.
   1.000%, due 11/14/14 (b)                                                  1,962,451      1,224,903
   5.500%, due 11/14/14 (b)                                                  5,329,626      1,598,888
General Motors Corp. 1.000%, due 11/29/13 (b)                                1,364,557        576,525
Georgia Pacific Corp. 3.459%, due 12/20/12 (b)                               1,711,956      1,521,501
Hawker Beechcraft Acquisition Co.
   7.116%, due 03/31/14 (b)                                                    452,817        208,044
   7.122%, due 03/31/14 (b)                                                     26,657         12,248
HCA, Inc. 3.459%, due 11/19/12 (b)                                           3,496,133      3,032,895

MET INVESTORS SERIES TRUST
BLACKROCK HIGH YIELD PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2009
(Percentage of Net Assets)


Marsico Parent 1.000%, due 11/14/14 (b)                                     $  465,121   $    232,560
Masonite 6.250%, due 04/06/13 (b)                                            1,600,194        660,880
Masonite Canadian 6.750%, due 04/06/13 (b)                                   1,582,734        653,669
Navistar International Corp.
   3.707%, due 01/19/12 (b)                                                    500,000        390,418
   3.729%, due 01/19/12 (b)                                                  1,375,000      1,073,648
Nielsen Finance LLC 0.000%, due 08/09/13 (b)                                   746,176        585,438
NRG Energy, Inc. 5.262%, due 02/01/13                                          400,942        362,455
Pillowtex Corp. 9.000%, due 12/15/49 (g)                                       175,000              0
PQ Corp. 1.000%,  due 07/30/14 - 07/30/15 (b)                                3,494,375      1,755,358
Sba Infrastructure 1.000%, due 11/01/10                                      3,770,000      3,355,300
Solutia Exit 1.000%, due 02/28/14                                              897,727        601,477
Texas Competitive Electric Holdings Co. LLC
   6.222%, due 10/10/14 (b)                                                    326,683        216,144
   6.234%, due 10/10/14 (b)                                                  4,279,058      2,818,829
Texas Competitive Energy 8.498%, due 10/10/14 (b)                              492,500        326,513
Verso Paper Holdings LLC 10.019%, due 02/01/13 (b)                             459,712        355,509
Wind Acquisition Holdings Finance 6.250%, due 06/17/15 (b)                   3,103,449      3,589,761
                                                                                         ------------
Total Loan Participation (Cost $48,267,051)                                                34,395,451
                                                                                         ------------

SECURITY DESCRIPTION                                                          SHARES         VALUE
-------------------------------------------------------------------------   ----------   ------------
COMMON STOCKS -- 0.1%

BUILDING PRODUCTS  -- 0.0%
Ainsworth Lumber Co., Ltd. (144A)*(a)                                           10,657              0
                                                                                         ------------
CAPITAL MARKETS  -- 0.1%
E*TRADE Financial Corp.*                                                        88,580        113,382
                                                                                         ------------
CONTAINERS & PACKAGING  -- 0.0%
Russell-Stanley Holdings, Inc. (g)                                               2,000              0
                                                                                         ------------
DIVERSIFIED TELECOMMUNICATION SERVICES  -- 0.0%
Viatel Holding Bermuda, Ltd.*                                                        4             41
                                                                                         ------------
MEDIA  -- 0.0%
Cebridge Connections Holdings (g)                                                7,460         67,140
                                                                                         ------------
PAPER & FOREST PRODUCTS  -- 0.0%
Ainsworth Lumber Co., Ltd. (144A)*(a)                                            9,494         17,915
                                                                                         ------------
REAL ESTATE  -- 0.0%
Ashton Woods - Class B, Membership                                                   0              0
                                                                                         ------------
Total Common Stocks (Cost $688,789)                                                           198,478
                                                                                         ------------
PREFERRED STOCKS -- 0.1%
PAPER & FOREST PRODUCTS  -- 0.1%
Louisiana Pacific Corp. 0.000%                                                     200        170,000
                                                                                         ------------
ROAD & RAIL  -- 0.0%
Marsico Parent Superholdco LLC 0.000%                                               96         41,760
                                                                                         ------------
Total Preferred Stocks (Cost $240,515)                                                        211,760
                                                                                         ------------

CONVERTIBLE PREFERRED STOCK -- 0.5%
DIVERSIFIED FINANCIAL SERVICES  -- 0.5%
Citigroup, Inc. 8.400%, due 04/29/49
   (Cost -- $2,120,420)                                                      3,330,000      1,886,079
                                                                                         ------------
WARRANTS -- 0.0%
CHEMICALS  -- 0.0%
Zemex Minerals Group, Inc.*                                                         87              0
                                                                                         ------------

MET INVESTORS SERIES TRUST
BLACKROCK HIGH YIELD PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2009
(Percentage of Net Assets)


COMMUNICATIONS EQUIPMENT  -- 0.0%
Viasystems Group, Inc., expires 04/30/11*(g)                                     9,411   $          0
                                                                                         ------------
GAS UTILITIES  -- 0.0%
AMF Bowling Worldwide, Inc., expires 03/09/09*(g)                                  901              0
                                                                                         ------------
MEDIA  -- 0.0%
Advanstar Holdings Corp., expires 10/15/11*                                         75          1,125
MDP Acquisitions Plc, expires 10/01/13 (144A)*(a)                                  100            981
Sirius XM Radio, Inc., expires 03/15/10*                                           125             13
                                                                                         ------------
                                                                                                2,119
                                                                                         ------------
PAPER & FOREST PRODUCTS  -- 0.0%
Neenah Enterprises, Inc., expires 10/07/13 (144A)*(a)                            6,130              0
                                                                                         ------------
ROAD & RAIL  -- 0.0%
Marsico Parent Superholdco, Ltd., expires 12/31/49*                                 25         40,375
                                                                                         ------------
Total Warrants (Cost $271,438)                                                                 42,494
                                                                                         ------------

                                                                                PAR
SECURITY DESCRIPTION                                                           AMOUNT        VALUE
--------------------                                                        -----------   ------------
SHORT-TERM INVESTMENTS -- 8.5%
State Street Bank & Trust Co., Repurchase Agreement, dated 03/31/09 at     $22,233,000     22,233,000
   0.010% to be repurchased at $22,233,006 on 04/01/09 collateralized by
   $22,685,000 U.S. Treasury Bill  0.030% due 05/21/09 with a value of
   $22,680,463.
State Street Navigator Securities Lending Trust Prime Portfolio(j)           7,682,550      7,682,550
                                                                                         ------------
Total Short-Term Investments (Cost $29,915,550)                                            29,915,550
                                                                                         ------------
TOTAL INVESTMENTS -- 100.9% (Cost $455,481,890#)                                          354,245,450
                                                                                         ------------
Other Assets and Liabilities (net) -- (0.9)%                                              (3,199,964)
                                                                                         ------------
TOTAL NET ASSETS -- 100.0%                                                               $351,045,486
                                                                                         ============

PORTFOLIO FOOTNOTES:

*    Non-income producing security.

# Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes, are $4,459,356 and $105,695,796 respectively, resulting in a net unrealized depreciation of $101,236,440.

(a) Securities that may be resold to "qualified institutional buyers" under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended. These securities have been determined to be liquid under the guidelines established by the Board of Trustees. These securities represent in the aggregate $82,511,924 of net assets.

(b) Variable or floating rate security. The stated rate represents the rate at March 31, 2009.

(c) A portion or all of the security was held on loan. As of March 31, 2009 the market value of securities loaned was $6,111,979 and the collateral received consisted of cash in the amount of $7,682,550. The cash collateral is invested in a money market fund manged by an affiliate of the custodian.

(d) Payment-in-kind security for which part of the income earned may be paid as additional principal.

(e) Security is a "step up" bond where coupon increases or steps up at a predetermined date. Rates shown are current coupon and next coupon rate when security steps up.

(f)  Security is in default and/or issuer is in bankruptcy.

(g) Security is valued in good faith at fair value by or under the direction of the Board of Directors.

(h)  Illiquid securities representing in the aggregate $952,850 of net assets.

(i) Security is a "step-down" bond where the coupon decreases or steps down at a predetermined date. Rates shown are current coupon and next coupon rate when a security steps down.

(j) Represents investment of collateral received from securities lending transactions.

FHLB - Federal Home Loan Bank

FNMA - Federal National Mortgage Association

The following table summarizes the credit composition of the portfolio holdings of the BlackRock High Yield Portfolio at March 31, 2009, based upon credit quality ratings issued by Standard & Poor's. For securities not rated by Standard & Poor's, the equivalent Moody's rating is used.

                                                        PERCENT OF
PORTFOLIO COMPOSITION BY CREDIT QUALITY (UNAUDITED)     PORTFOLIO
----------------------------------------------------   -----------
AAA                                                         3.05%
A                                                           1.57
BBB                                                         7.39
BB                                                         27.66
B                                                          36.05
Below B                                                    11.42
Equities/Other                                             12.86
                                                          ------
Total:                                                    100.00%
                                                          ======

Forward Foreign Currency Contracts to Sell:

                                                                        Net Unrealized
                                            Value at      In Exchange    Appreciation/
Settlement Date   Contracts to Deliver   March 31, 2009    for U.S.$    (Depreciation)
---------------   --------------------   --------------    ----------    --------------

   5/20/2009         9,779,500  EUR        $12,968,085    $12,586,216       $(381,869)
   5/20/2009           425,000  EUR            563,571        575,775          12,204
                                                                            ----------
                                                                            $(369,665)
                                                                            ==========

EUR - Euro Dollar

FAS 157 VALUATION DISCLOSURE

The Portfolio adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157), effective with the beginning of the Portfolio's fiscal year. FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements. Management has evaluated the application of FAS 157 to the Portfolio and has determined that the adoption of FAS 157 does not have a material impact on the Portfolio's financial statements. The three levels of the hierarchy under FAS 157 are described below:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio's net assets as of March 31, 2009:

                                                                         OTHER FINANCIAL
                                                                           INSTRUMENTS*
                                                     INVESTMENTS IN   ---------------------
VALUATION INPUTS                                       SECURITIES      ASSETS   LIABILITIES
---------------------------------------------        --------------   -------   -----------
LEVEL 1 - QUOTED PRICES                               $  7,983,901    $     0     $       0
LEVEL 2 - OTHER SIGNIFICANT OBSERVABLE INPUTS          343,646,364     12,204      (381,869)
LEVEL 3 - SIGNIFICANT UNOBSERVABLE INPUTS                2,615,185          0             0
                                                      ------------    -------     ---------
TOTAL                                                 $354,245,450    $12,204     $(381,869)

FAS 157 LEVEL 3 RECONCILIATION DISCLOSURE

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

                                                                          OTHER FINANCIAL
                                                                            INSTRUMENTS*
                                                      INVESTMENTS IN   ---------------------
                                                        SECURITIES      ASSETS   LIABILITIES
                                                      --------------   -------   -----------
BALANCE AS OF January 1, 2009                           $3,134,963        $0         $0
   Accrued discounts/premiums                                    0         0          0
   Realized Gain (Loss)                                          0         0          0
   Change in unrealized appreciation (depreciation)       (563,478)        0          0
   Net Purchases (Sales)                                    43,700         0          0
   Transfers In (Out) of Level 3                                 0         0          0
                                                        ----------       ---        ---
BALANCE AS OF March 31, 2009                            $2,615,185        $0         $0

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument.

MET INVESTORS SERIES TRUST
BLACKROCK LARGE CAP CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited)
March 31, 2009
(Percentage of Net Assets)

SECURITY DESCRIPTION                                                    SHARES          VALUE
------------------------------------------------------------------  -----------  --------------
COMMON STOCKS -- 100.1%
AEROSPACE & DEFENSE -- 5.5%
General Dynamics Corp.                                                   290,000   $   12,061,100
L-3 Communications Holdings, Inc.                                         68,900        4,671,420
Lockheed Martin Corp.                                                    190,000       13,115,700
Northrop Grumman Corp.                                                   303,000       13,222,920
Raytheon Co.                                                             340,000       13,239,600
                                                                                   --------------
                                                                                       56,310,740
                                                                                   --------------
AUTO COMPONENTS -- 0.0%
TRW Automotive Holdings Corp.*                                             8,000           25,760
                                                                                   --------------
BEVERAGES -- 0.6%
Coca-Cola Co. (The)                                                       81,000        3,559,950
PepsiAmericas, Inc.                                                       68,000        1,173,000
PepsiCo, Inc.                                                             21,000        1,081,080
                                                                                   --------------
                                                                                        5,814,030
                                                                                   --------------
BIOTECHNOLOGY -- 3.0%
Amgen, Inc.*                                                             350,000       17,332,000
Biogen Idec, Inc.*                                                       245,000       12,842,900
                                                                                   --------------
                                                                                       30,174,900
                                                                                   --------------
CHEMICALS -- 1.0%
Dow Chemical Co. (The)                                                 1,170,000        9,863,100
                                                                                   --------------
COMMERCIAL & PROFESSIONAL SERVICES -- 0.2%
Pitney Bowes, Inc.                                                        98,000        2,288,300
                                                                                   --------------
COMMUNICATIONS EQUIPMENT -- 0.3%
Cisco Systems, Inc.*                                                     160,000        2,683,200
                                                                                   --------------
COMPUTERS & PERIPHERALS -- 5.8%
Apple, Inc.*                                                              20,000        2,102,400
EMC Corp.*                                                             1,170,000       13,338,000
Hewlett-Packard Co.                                                       10,000          320,600
International Business Machines Corp.                                    290,000       28,098,100
Lexmark International, Inc. - Class A*                                    90,000        1,518,300
QLogic Corp.*                                                            200,000        2,224,000
Western Digital Corp.*                                                   601,000       11,623,340
                                                                                   --------------
                                                                                       59,224,740
                                                                                   --------------
DIVERSIFIED CONSUMER SERVICES -- 1.2%
Apollo Group, Inc. - Class A*                                            152,000       11,906,160
                                                                                   --------------
DIVERSIFIED FINANCIAL SERVICES -- 0.3%
JPMorgan Chase & Co.                                                     100,000        2,658,000
                                                                                   --------------
DIVERSIFIED TELECOMMUNICATION SERVICES -- 3.1%
AT&T, Inc.                                                               397,000       10,004,400
Verizon Communications, Inc.                                             720,000       21,744,000
                                                                                   --------------
                                                                                       31,748,400
                                                                                   --------------
ENERGY EQUIPMENT & SERVICES -- 2.8%
ENSCO International, Inc.                                                371,000        9,794,400
Nabors Industries, Ltd.*(a)                                              910,000        9,090,900
Noble Corp. (a)                                                          420,000       10,117,800
                                                                                   --------------
                                                                                       29,003,100
                                                                                   --------------
FOOD & STAPLES RETAILING -- 3.7%
Kroger Co. (The)                                                         560,000       11,883,200
Safeway, Inc.                                                            443,000        8,944,170
Sysco Corp.                                                              520,000       11,856,000

MET INVESTORS SERIES TRUST
BLACKROCK LARGE CAP CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2009
(Percentage of Net Assets)

Wal-Mart Stores, Inc.                                                    100,000   $    5,210,000
                                                                                   --------------
                                                                                       37,893,370
                                                                                   --------------
FOOD PRODUCTS -- 1.2%
Archer-Daniels-Midland Co.                                               450,000       12,501,000
                                                                                   --------------
GAS UTILITIES -- 0.2%
UGI Corp.                                                                 82,000        1,936,020
                                                                                   --------------
HEALTH CARE EQUIPMENT & SUPPLIES -- 1.4%
Baxter International, Inc.                                               257,000       13,163,540
ResMed, Inc.*                                                             39,000        1,378,260
                                                                                   --------------
                                                                                       14,541,800
                                                                                   --------------
HEALTH CARE PROVIDERS & SERVICES -- 9.5%
Aetna, Inc.                                                              500,000       12,165,000
CIGNA Corp.                                                              620,000       10,905,800
Community Health Systems, Inc.*(a)                                       190,000        2,914,600
Coventry Health Care, Inc.*                                              239,000        3,092,660
Express Scripts, Inc.*                                                   240,000       11,080,800
Health Net, Inc.*                                                        176,000        2,548,480
Humana, Inc.*                                                            280,000        7,302,400
Lincare Holdings, Inc.*(a)                                                80,000        1,744,000
McKesson Corp.                                                           308,000       10,792,320
Medco Health Solutions, Inc.*                                            192,000        7,937,280
MEDNAX, Inc.*                                                              1,000           29,470
UnitedHealth Group, Inc.                                                 660,000       13,813,800
WellPoint, Inc.*                                                         352,000       13,365,440
                                                                                   --------------
                                                                                       97,692,050
                                                                                   --------------
HEALTH CARE TECHNOLOGY -- 0.1%
IMS Health, Inc.                                                          90,000        1,122,300
                                                                                   --------------
HOTELS, RESTAURANTS & LEISURE -- 1.9%
Darden Restaurants, Inc.                                                  30,000        1,027,800
McDonald's Corp.                                                         340,000       18,553,800
                                                                                   --------------
                                                                                       19,581,600
                                                                                   --------------
HOUSEHOLD DURABLES -- 3.4%
D.R. Horton, Inc.                                                        600,000        5,820,000
Garmin, Ltd.                                                             188,000        3,987,480
Lennar Corp. - Class A                                                   570,000        4,280,700
M.D.C. Holdings, Inc.                                                    198,000        6,165,720
NVR, Inc.*(a)                                                             10,000        4,277,500
Toll Brothers, Inc.*                                                     550,000        9,988,000
                                                                                   --------------
                                                                                       34,519,400
                                                                                   --------------
HOUSEHOLD PRODUCTS -- 0.8%
Procter & Gamble Co. (The)                                               180,000        8,476,200
                                                                                   --------------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS -- 0.4%
AES Corp.*                                                               730,000        4,241,300
                                                                                   --------------
INDUSTRIAL CONGLOMERATES -- 0.4%
General Electric Co.                                                     410,000        4,145,100
                                                                                   --------------
INSURANCE -- 3.2%
Chubb Corp. (The)                                                        308,000       13,034,560
Travelers Cos., Inc. (The)                                               350,000       14,224,000
W.R. Berkley Corp.                                                       238,500        5,378,175
                                                                                   --------------
                                                                                       32,636,735
                                                                                   --------------
INTERNET SOFTWARE & SERVICES -- 0.1%
Google, Inc. - Class A*                                                    3,000        1,044,180
                                                                                   --------------
IT SERVICES -- 3.7%
Accenture, Ltd. - Class A                                                460,000       12,645,400

MET INVESTORS SERIES TRUST
BLACKROCK LARGE CAP CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2009
(Percentage of Net Assets)

Affiliated Computer Services, Inc. - Class A*                            120,000      $ 5,746,800
Automatic Data Processing, Inc.                                          280,000        9,844,800
Computer Sciences Corp.*                                                 210,900        7,769,556
Fiserv, Inc.*                                                             60,000        2,187,600
                                                                                   --------------
                                                                                       38,194,156
                                                                                   --------------
LIFE SCIENCES TOOLS & SERVICES -- 0.4%
Pharmaceutical Product Development, Inc.                                 150,000        3,558,000
                                                                                   --------------
MULTI-UTILITIES -- 0.9%
CMS Energy Corp. (a)                                                     431,000        5,103,040
NiSource, Inc.                                                           380,000        3,724,000
                                                                                   --------------
                                                                                        8,827,040
                                                                                   --------------
MULTILINE RETAIL -- 1.5%
Dollar Tree, Inc.*                                                       100,000        4,455,000
Family Dollar Stores, Inc. (a)                                           330,000       11,012,100
                                                                                   --------------
                                                                                       15,467,100
                                                                                   --------------
OIL, GAS & CONSUMABLE FUELS -- 18.3%
Anadarko Petroleum Corp.                                                 320,000       12,444,800
Chevron Corp.                                                            420,000       28,240,800
ConocoPhillips                                                           471,000       18,444,360
Exxon Mobil Corp.                                                        803,000       54,684,300
Frontier Oil Corp.                                                       250,000        3,197,500
Marathon Oil Corp.                                                       480,000       12,619,200
Murphy Oil Corp.                                                         232,000       10,386,640
Occidental Petroleum Corp.                                               287,000       15,971,550
Sunoco, Inc. (a)                                                         366,000        9,691,680
Tesoro Corp. (a)                                                         782,000       10,533,540
Valero Energy Corp.                                                      634,000       11,348,600
                                                                                   --------------
                                                                                      187,562,970
                                                                                   --------------
PHARMACEUTICALS -- 10.5%
Abbott Laboratories                                                      130,000        6,201,000
Bristol-Myers Squibb Co.                                                 729,000       15,979,680
Eli Lilly & Co.                                                          440,000       14,700,400
Forest Laboratories, Inc.*                                                70,000        1,537,200
Johnson & Johnson                                                        570,000       29,982,000
Merck & Co., Inc.                                                        652,000       17,441,000
Pfizer, Inc.                                                           1,614,000       21,982,680
                                                                                   --------------
                                                                                      107,823,960
                                                                                   --------------
PROFESSIONAL SERVICES -- 0.2%
Robert Half International, Inc. (a)                                      140,000        2,496,200
                                                                                   --------------
ROAD & RAIL -- 1.2%
Union Pacific Corp.                                                      290,000       11,921,900
                                                                                   --------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 1.2%
Intel Corp.                                                               88,000        1,324,400
National Semiconductor Corp. (a)                                         850,000        8,729,500
Silicon Laboratories, Inc.*(a)                                            70,000        1,848,000
                                                                                   --------------
                                                                                       11,901,900
                                                                                   --------------
SOFTWARE -- 5.6%
BMC Software, Inc.*                                                      354,000       11,682,000
CA, Inc.                                                                 630,000       11,094,300
McAfee, Inc.*(a)                                                         240,000        8,040,000
Microsoft Corp.                                                          510,000        9,368,700
Oracle Corp.*                                                            970,000       17,527,900
                                                                                   --------------
                                                                                       57,712,900
                                                                                   --------------
SPECIALTY RETAIL -- 4.9%
AutoZone, Inc.*(a)                                                        70,000       11,383,400

MET INVESTORS SERIES TRUST
BLACKROCK LARGE CAP CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2009
(Percentage of Net Assets)


Gap, Inc. (The)                                         850,000  $   11,041,500
Limited Brands, Inc.                                    830,000       7,221,000
Ross Stores, Inc. (a)                                   309,000      11,086,920
Sherwin-Williams Co. (The)                              190,000       9,874,300
                                                                 --------------
                                                                     50,607,120
                                                                 --------------
TEXTILES, APPAREL & LUXURY GOODS -- 1.0%
Polo Ralph Lauren Corp. (a)                             240,000      10,140,000
                                                                 --------------
WIRELESS TELECOMMUNICATION SERVICES -- 0.6%
Sprint Nextel Corp.*                                  1,624,000       5,797,680
                                                                 --------------
Total Common Stocks (Cost $1,209,886,784)                         1,024,042,411
                                                                 --------------
ESCROWED SHARES -- 0.0%
COMPUTERS & PERIPHERALS -- 0.0%
ESC Seagate Technology* (b)
    (Cost -- $0)                                         27,200              27
                                                                 --------------

                                                       PAR
SECURITY DESCRIPTION                                  AMOUNT         VALUE
--------------------                                -----------  ------------
SHORT-TERM INVESTMENTS -- 3.7%
State Street Bank & Trust Co., Repurchase
   Agreement, dated 03/31/09 at 0.010% to be
   repurchased at $1,646,000 on 04/01/09
   collateralized by $1,605,000 FHLB at 4.375%
   due 09/17/10 with a value of $1,681,398.         $ 1,646,000       1,646,000
State Street Navigator Securities Lending Trust
   Prime Portfolio(c)                                36,410,077      36,410,077
                                                                 --------------
Total Short-Term Investments (Cost $38,056,077)                      38,056,077
                                                                 --------------
TOTAL INVESTMENTS -- 103.8% (Cost $1,247,942,861#)                1,062,098,515
                                                                 --------------
Other Assets and Liabilities (net) -- (3.8)%                        (38,554,685)
                                                                 --------------
TOTAL NET ASSETS -- 100.0%                                       $1,023,543,830
                                                                 ==============

PORTFOLIO FOOTNOTES:

*    Non-income producing security.

# Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes, are $19,045,917 and $204,890,263 respectively, resulting in a net unrealized depreciation of $185,844,346.

(a) A portion or all of the security was held on loan. As of March 31,2009, the market value of securities loaned was $35,535,674 and the collateral received consisted of cash in the amount of $36,410,077. The cash collateral is invested in a money market fund managed by an affiliate of the custodian.

(b)  Illiquid securities representing in the aggregate $27 of net assets.

(c) Represents investment of collateral received from securities lending transactions.

FHLB - Federal Home Loan Bank

FAS 157 VALUATION DISCLOSURE
----------------------------

The Portfolio adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157), effective with the beginning of the Portfolio's fiscal year. FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements. Management has evaluated the application of FAS 157 to the Portfolio and has determined that the adoption of FAS 157 does not have a material impact on the Portfolio's financial statements. The three levels of the hierarchy under FAS 157 are described below:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio's net assets as of March 31, 2009:

                                                INVESTMENTS IN   OTHER FINANCIAL
VALUATION INPUTS                                  SECURITIES      INSTRUMENTS*
---------------------------------------------   --------------   ---------------
LEVEL 1 - QUOTED PRICES                         $1,060,452,488         $0
LEVEL 2 - OTHER SIGNIFICANT OBSERVABLE INPUTS        1,646,000          0
LEVEL 3 - SIGNIFICANT UNOBSERVABLE INPUTS                   27          0
                                                --------------        ---
TOTAL                                           $1,062,098,515         $0

FAS 157 Level 3 Reconciliation Disclosure

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

                                                       INVESTMENTS IN   OTHER FINANCIAL
                                                         SECURITIES       INSTRUMENTS
----------------------------------------------------   --------------   ---------------
BALANCE AS OF JANUARY 1, 2009                               $27               $0
   Accrued discounts/premiums                                 0                0
   Realized Gain (Loss)                                       0                0
   Chanage in unrealized appreciation (depreciation)          0                0
   Net Purchases (Sales)                                      0                0
   Transfers in (Out) of Level 3                              0                0
                                                            ---              ---
BALANCE AS OF MARCH 31, 2009                                $27               $0

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument.

MET INVESTORS SERIES TRUST
CLARION GLOBAL REAL ESTATE PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited)
March 31, 2009
(Percentage of Net Assets)

SECURITY DESCRIPTION                                       SHARES          VALUE
----------------------------------------------------   -------------   ------------
COMMON STOCKS -- 96.4%
AUSTRALIA -- 9.1%
CFS Retail Property Trust (REIT)                           4,867,848   $  5,497,855
Dexus Property Group (REIT)                               17,568,843      9,152,131
Goodman Group (REIT)                                      14,681,752      3,325,547
GPT Group (REIT)                                           7,412,900      2,243,664
Mirvac Group (REIT)                                        7,788,291      4,603,857
Stockland (REIT)                                           1,753,740      3,777,267
Westfield Group (REIT)                                     5,168,300     35,903,952
                                                                       ------------
                                                                         64,504,273
                                                                       ------------
BERMUDA -- 1.4%
Hongkong Land Holdings, Ltd.                               3,138,300      7,163,113
Kerry Properties, Ltd.                                     1,255,500      3,030,688
                                                                       ------------
                                                                         10,193,801
                                                                       ------------
CANADA -- 3.3%
Brookfield Properties Corp. (a)                              451,200      2,589,888
Calloway Real Estate Investment Trust (REIT)                 423,400      3,355,758
Canadian Real Estate Investment Trust (REIT)                 232,900      3,693,658
Cominar Real Estate Investment Trust (REIT)                  120,800      1,318,742
H&R Real Estate Investment Trust (REIT)                      439,900      2,687,318
Primaris Retail Real Estate Investment Trust (REIT)          184,500      1,329,097
RioCan Real Estate Investment Trust (REIT)                   861,900      8,581,733
                                                                       ------------
                                                                         23,556,194
                                                                       ------------
CAYMAN ISLANDS -- 1.0%
China Resources Land, Ltd.                                 4,347,736      6,806,052
                                                                       ------------
FRANCE -- 7.6%
Fonciere des Regions (REIT)                                   28,200      1,320,327
ICADE (REIT)                                                  69,930      4,944,859
Klepierre (REIT)                                             193,800      3,405,377
Mercialys (REIT)                                             231,060      6,679,540
Societe Immobiliere de Location pour l'Industrie et
   le Commerce (REIT)                                         35,507      2,660,588
Unibail-Rodamco (REIT)                                       243,180     34,533,722
                                                                       ------------
                                                                         53,544,413
                                                                       ------------
GERMANY -- 0.4%
Deutsche Euroshop A.G.                                        98,790      2,843,823
                                                                       ------------
HONG KONG -- 12.9%
China Overseas Land & Investment, Ltd.                     8,581,288     13,473,480
Hang Lung Group, Ltd.                                      1,443,400      4,419,641
Hang Lung Properties, Ltd.                                 3,962,100      9,358,761
Henderson Land Development Co., Ltd.                       1,463,000      5,589,473
Link (The)                                                 5,535,500     10,946,162
Sino Land Co., Ltd.                                        2,329,500      2,333,596
Sino-Ocean Land Holdings, Ltd.                             5,424,500      3,557,043
Sun Hung Kai Properties, Ltd.                              4,568,000     41,010,290
                                                                       ------------
                                                                         90,688,446
                                                                       ------------
JAPAN -- 13.9%
Aeon Mall Co., Ltd.                                          209,900      2,680,211
Japan Logistics Fund, Inc. (REIT)                                403      2,460,674
Japan Real Estate Investment Corp. (REIT)                      1,474     11,362,623
Japan Retail Fund Investment Corp. (REIT)                        681      2,615,286
Mitsubishi Estate Co., Ltd.                                2,102,300     23,956,655
Mitsui Fudosan Co., Ltd.                                   1,947,100     21,320,807
Nippon Accommodations Fund, Inc. (REIT)                          268      1,079,272
Nippon Building Fund, Inc. (REIT)                              1,486     12,833,831
Nomura Real Estate Office Fund, Inc. (REIT)                      357      1,995,314
Orix JREIT, Inc. (REIT)                                          475      1,956,975

MET INVESTORS SERIES TRUST
CLARION GLOBAL REAL ESTATE PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2009
(Percentage of Net Assets)

Sumitomo Realty & Development Co., Ltd.                    1,084,100   $ 12,083,158
Tokyu REIT, Inc. (REIT)                                          350      1,877,398
United Urban Investment Corp. (REIT)                             427      1,734,365
                                                                       ------------
                                                                         97,956,569
                                                                       ------------
NETHERLANDS -- 2.7%
Corio N.V. (REIT)                                            294,777     12,150,904
Eurocommercial Properties N.V.                               112,377      3,053,279
Vastned Retail N.V. (REIT)                                    36,280      1,462,890
Wereldhave N.V. (REIT)                                        31,412      2,197,724
                                                                       ------------
                                                                         18,864,797
                                                                       ------------
SINGAPORE -- 3.3%
Ascendas Real Estate Investment Trust (REIT)               5,358,746      4,304,390
Capitaland, Ltd.                                           7,208,200     11,079,113
CapitaMall Trust (REIT)                                    9,301,323      8,087,042
                                                                       ------------
                                                                         23,470,545
                                                                       ------------
SWEDEN -- 0.7%
Castellum A.B. (REIT)                                        453,760      2,540,662
Hufvudstaden A.B.                                            405,401      2,080,394
                                                                       ------------
                                                                          4,621,056
                                                                       ------------
SWITZERLAND -- 0.9%
PSP Swiss Property A.G.                                      158,730      6,695,322
                                                                       ------------
UNITED KINGDOM -- 5.1%
British Land Co. Plc (REIT)                                1,410,333      7,258,380
Derwent London Plc (REIT)                                    224,700      2,133,257
Great Portland Estates Plc (REIT)                            462,800      1,611,182
Hammerson Plc (REIT)                                       1,678,089      6,143,907
Land Securities Group Plc (REIT)                           2,209,915     13,785,603
Liberty International Plc (REIT)                             542,800      2,999,503
Safestore Holdings Plc                                     2,677,600      2,054,172
                                                                       ------------
                                                                         35,986,004
                                                                       ------------
UNITED STATES -- 34.1%
Acadia Realty Trust (REIT)                                   114,071      1,210,293
Alexandria Real Estate Equities, Inc. (REIT) (a)             148,200      5,394,480
AMB Property Corp. (REIT) (a)                                443,600      6,387,840
AvalonBay Communities, Inc. (REIT) (a)                       174,548      8,214,229
BioMed Realty Trust, Inc. (REIT)                             262,900      1,779,833
Boston Properties, Inc. (REIT) (a)                           266,100      9,321,483
BRE Properties, Inc. - Class A (REIT) (a)                    240,346      4,717,992
Camden Property Trust (a)                                     19,667        424,414
Corporate Office Properties Trust (REIT) (a)                 130,085      3,230,011
Digital Realty Trust, Inc. (a)                               278,500      9,240,630
Equity Lifestyle Properties, Inc. (REIT)                      36,400      1,386,840
Equity Residential (a)                                       505,600      9,277,760
Essex Property Trust, Inc. (a)                               115,776      6,638,596
Extra Space Storage, Inc.                                    243,800      1,343,338
Federal Realty Investment Trust (REIT) (a)                   296,434     13,635,964
HCP, Inc. (a)                                                497,700      8,883,945
Health Care REIT, Inc.                                       270,847      8,285,210
Highwoods Properties, Inc. (REIT)                            309,478      6,629,019
Home Properties, Inc. (REIT) (a)                             114,600      3,512,490
Hospitality Properties Trust (REIT) (a)                      395,800      4,749,600
Host Hotels & Resorts, Inc. (REIT) (a)                     1,280,700      5,020,344
Kimco Realty Corp. (REIT) (a)                                364,900      2,780,538
LaSalle Hotel Properties (REIT) (a)                          139,100        812,344
Liberty Property Trust                                       448,000      8,485,120
Macerich Co. (The) (REIT) (a)                                355,700      2,226,682
Nationwide Health Properties, Inc. (REIT)                    418,059      9,276,729
OMEGA Healthcare Investors, Inc. (REIT)                      309,600      4,359,168
Peoples Choice Financial Corp. (144A)*(b)(c)                  60,000              0

MET INVESTORS SERIES TRUST
CLARION GLOBAL REAL ESTATE PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2009
(Percentage of Net Assets)

                                                         SHARES/PAR
SECURITY DESCRIPTION                                       AMOUNT         VALUE
--------------------                                   -------------   ------------
ProLogis (REIT) (a)                                          756,300   $  4,915,950
Public Storage                                               279,200     15,425,800
Regency Centers Corp. (REIT) (a)                              96,500      2,564,005
Simon Property Group, Inc. (REIT) (a)                        729,474     25,268,979
SL Green Realty Corp. (REIT)                                 151,960      1,641,168
Tanger Factory Outlet Centers (a)                            250,165      7,720,092
Taubman Centers, Inc. (REIT) (a)                             304,113      5,182,085
UDR, Inc. (REIT)                                             763,175      6,570,936
Ventas, Inc. (a)                                             414,300      9,367,323
Vornado Realty Trust (a)                                     451,184     14,997,356
                                                                       ------------
                                                                        240,878,586
                                                                       ------------
Total Common Stocks (Cost $1,265,738,690)                               680,609,881
                                                                       ------------
SHORT-TERM INVESTMENTS -- 12.0%
State Street Bank & Trust Co., Repurchase Agreement,
   dated 03/31/09 at 0.010% to be repurchased at
   $20,552,006 on 04/01/09 collateralized by
   $20,015,000 FHLB 4.375% due 09/17/10 with a value
   of $20,967,714.                                     $  20,552,000     20,552,000
State Street Navigator Securities Lending Trust
   Prime Portfolio(d)                                     64,031,084     64,031,084
                                                                       ------------
Total Short-Term Investments (Cost $84,583,084)                          84,583,084
                                                                       ------------
TOTAL INVESTMENTS -- 108.4% (Cost $1,350,321,774#)                      765,192,965
                                                                       ------------
Other Assets and Liabilities (net) -- (8.4)%                            (59,537,937)
                                                                       ------------
TOTAL NET ASSETS -- 100.0%                                             $705,655,028
                                                                       ============

PORTFOLIO FOOTNOTES:

*    Non-income producing security.

# Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes, are $4,291,166 and $589,419,975 respectively, resulting in a net unrealized depreciation of $585,128,809.

(a) A portion or all of the security was held on loan. As of March 31, 2009, the market value of securities loaned was $62,416,013 and the collateral received consisted of cash in the amount of $64,031,084. The cash collateral is invested in a money market fund managed by an affiliate of the custodian.

(b) Securities that may be resold to "qualified institutional buyers" under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended. These securities have been determined to be illiquid by the Portfolio's adviser. These securities represent in the aggregate $0 of net assets.

(c) Security is valued in good faith at fair value by or under the direction of the Board of Directors.

(d) Represents investment of collateral received from securities lending transactions.

FHLB - Federal Home Loan Bank

REIT - Real Estate Investment Trust

Ten Largest Industries as of March 31, 2009 (unaudited)

                                   PERCENT OF TOTAL
                                      NET ASSETS
                                   ----------------
Diversified                              22.3%
Regional Malls                           17.5%
Operating & Development                  16.7%
Office                                    8.4%
Apartments                                5.7%
Health Care Providers & Services          5.7%
REITS                                     5.3%
Management & Services                     4.6%
Industrials                               3.8%
Real Estate                               3.3%

FAS 157 VALUATION DISCLOSURE
----------------------------

The Portfolio adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157), effective with the beginning of the Portfolio's fiscal year. FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements. Management has evaluated the application of FAS 157 to the Portfolio and has determined that the adoption of FAS 157 does not have a material impact on the Portfolio's financial statements. The three levels of the hierarchy under FAS 157 are described below:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio's net assets as of March 31, 2009:

                                                INVESTMENTS IN  OTHER FINANCIAL
VALUATION INPUTS                                  SECURITIES      INSTRUMENTS*
---------------------------------------------   --------------  ---------------
LEVEL 1 - QUOTED PRICES                          $328,465,864         $0
LEVEL 2 - OTHER SIGNIFICANT OBSERVABLE INPUTS     436,727,101          0
LEVEL 3 - SIGNIFICANT UNOBSERVABLE INPUTS                   0          0
                                                 ------------        ---
TOTAL                                            $765,192,965         $0

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument.

MET INVESTORS SERIES TRUST
DREMAN SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited)
March 31, 2009
(Percentage of Net Assets)

SECURITY DESCRIPTION                                                            SHARES        VALUE
----------------------------------------------------------------------------   --------   ------------
COMMON STOCKS -- 95.2%
AEROSPACE & DEFENSE -- 1.8%
Curtiss-Wright Corp. (a)                                                         59,860   $  1,679,073
Esterline Technologies Corp.*                                                    55,700      1,124,583
                                                                                          ------------
                                                                                             2,803,656
                                                                                          ------------
BEVERAGES -- 0.9%
Central European Distribution Corp.*(a)                                         120,700      1,298,732
                                                                                          ------------
CAPITAL MARKETS -- 3.2%
Legg Mason, Inc.                                                                113,300      1,801,470
Raymond James Financial, Inc.                                                    76,700      1,510,990
Waddell & Reed Financial, Inc. - Class A                                         91,690      1,656,838
                                                                                          ------------
                                                                                             4,969,298
                                                                                          ------------
CHEMICALS -- 1.0%
RPM International, Inc.                                                         125,400      1,596,342
                                                                                          ------------
COMMERCIAL & PROFESSIONAL SERVICES -- 1.0%
Brink's Co. (The)                                                                57,900      1,532,034
                                                                                          ------------
COMMERCIAL BANKS -- 5.3%
Associated Banc-Corp. (a)                                                        96,700      1,493,048
FirstMerit Corp.                                                                 84,980      1,546,636
MB Financial, Inc.                                                               71,620        974,032
Prosperity Bancshares, Inc.                                                      54,200      1,482,370
TCF Financial Corp. (a)                                                         135,200      1,589,952
Zions Bancorporation                                                            104,800      1,030,184
                                                                                          ------------
                                                                                             8,116,222
                                                                                          ------------
COMMUNICATIONS EQUIPMENT -- 1.7%
CommScope, Inc.*(a)                                                              92,870      1,055,003
Plantronics, Inc.                                                               129,700      1,565,479
                                                                                          ------------
                                                                                             2,620,482
                                                                                          ------------
CONSTRUCTION & ENGINEERING -- 2.5%
EMCOR Group, Inc.*                                                              114,370      1,963,733
URS Corp.*                                                                       45,500      1,838,655
                                                                                          ------------
                                                                                             3,802,388
                                                                                          ------------
DIVERSIFIED CONSUMER SERVICES -- 0.9%
Regis Corp.                                                                      96,710      1,397,460
                                                                                          ------------
DIVERSIFIED FINANCIAL SERVICES -- 1.3%
Financial Federal Corp. (a)                                                      97,260      2,059,967
                                                                                          ------------
DIVERSIFIED TELECOMMUNICATION SERVICES -- 1.7%
Alaska Communications Systems Group, Inc. (a)                                   182,770      1,224,559
Iowa Telecommunications Services, Inc. (a)                                      114,740      1,314,920
                                                                                          ------------
                                                                                             2,539,479
                                                                                          ------------
ELECTRIC UTILITIES -- 2.8%
Allete, Inc.                                                                     50,400      1,345,176
IDACORP, Inc.                                                                    59,270      1,384,547
NV Energy, Inc.                                                                 162,600      1,526,814
                                                                                          ------------
                                                                                             4,256,537
                                                                                          ------------
ELECTRICAL EQUIPMENT -- 3.2%
Baldor Electric Co. (a)                                                          93,000      1,347,570
General Cable Corp.*(a)                                                          80,840      1,602,249
Regal-Beloit Corp. (a)                                                           61,370      1,880,377
                                                                                          ------------
                                                                                             4,830,196
                                                                                          ------------

MET INVESTORS SERIES TRUST
DREMAN SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2009
(Percentage of Net Assets)

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS -- 4.2%
Anixter International, Inc.*(a)                                                  50,510   $  1,600,157
Jabil Circuit, Inc.                                                             309,600      1,721,376
Mettler-Toledo International, Inc.*(a)                                           23,800      1,221,654
Park Electrochemical Corp.                                                      108,008      1,866,378
                                                                                          ------------
                                                                                             6,409,565
                                                                                          ------------
ENERGY EQUIPMENT & SERVICES -- 3.6%
Atwood Oceanics, Inc.*(a)                                                        86,300      1,431,717
Bristow Group, Inc.*(a)                                                          67,400      1,444,382
Oil States International, Inc.*                                                  96,000      1,288,320
Superior Energy Services, Inc.*                                                 105,880      1,364,793
                                                                                          ------------
                                                                                             5,529,212
                                                                                          ------------
FOOD & STAPLES RETAILING -- 1.7%
Nash Finch Co. (a)                                                               42,920      1,205,623
Ruddick Corp.                                                                    63,690      1,429,841
Weis Markets, Inc.                                                                  510         15,830
                                                                                          ------------
                                                                                             2,651,294
                                                                                          ------------
FOOD PRODUCTS -- 3.4%
Corn Products International, Inc.                                                63,400      1,344,080
Del Monte Foods Co.                                                             184,860      1,347,629
J.M. Smucker Co. (The)                                                           36,620      1,364,828
Ralcorp Holdings, Inc.*                                                          22,110      1,191,287
                                                                                          ------------
                                                                                             5,247,824
                                                                                          ------------
HEALTH CARE EQUIPMENT & SUPPLIES - 1.0%
Inverness Medical Innovations, Inc.*(a)                                          56,800      1,512,584
                                                                                          ------------
HEALTH CARE PROVIDERS & SERVICES -- 4.9%
Amedisys, Inc.*(a)                                                               36,300        997,887
Amsurg Corp.*                                                                    71,914      1,139,837
Healthspring, Inc.*                                                             152,040      1,272,575
LifePoint Hospitals, Inc.*(a)                                                   107,590      2,244,327
MEDNAX, Inc.*                                                                    65,100      1,918,497
                                                                                          ------------
                                                                                             7,573,123
                                                                                          ------------
HOTELS, RESTAURANTS & LEISURE -- 2.2%
Brinker International, Inc.                                                     101,800      1,537,180
International Speedway Corp. - Class A                                           82,830      1,827,230
                                                                                          ------------
                                                                                             3,364,410
                                                                                          ------------
HOUSEHOLD DURABLES -- 1.1%
Helen of Troy, Ltd.*                                                            124,200      1,707,750
                                                                                          ------------
INSURANCE -- 11.0%
Allied World Assurance Holdings, Ltd.                                            36,900      1,403,307
Argo Group International Holdings, Ltd.*                                         57,041      1,718,645
Aspen Insurance Holdings, Ltd.                                                   89,400      2,007,924
Endurance Specialty Holdings, Ltd.                                               61,750      1,540,045
Hanover Insurance Group, Inc. (The)                                              47,050      1,355,981
IPC Holdings, Ltd.                                                               64,960      1,756,519
Platinum Underwriters Holdings, Ltd.                                             49,480      1,403,253
Safety Insurance Group, Inc.                                                     51,640      1,604,971
Selective Insurance Group, Inc.                                                  80,200        975,232
StanCorp Financial Group, Inc.                                                   59,600      1,357,688
United Fire & Casualty Co.                                                       82,780      1,817,849
                                                                                          ------------
                                                                                            16,941,414
                                                                                          ------------
IT SERVICES -- 2.1%
CACI International, Inc. - Class A*                                              42,400      1,547,176
DST Systems, Inc.*(a)                                                            50,200      1,737,924
                                                                                          ------------
                                                                                             3,285,100
                                                                                          ------------

MET INVESTORS SERIES TRUST
DREMAN SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2009
(Percentage of Net Assets)

LIFE SCIENCES TOOLS & SERVICES -- 0.9%
PerkinElmer, Inc.                                                               106,200   $  1,356,174
                                                                                          ------------
MACHINERY -- 4.3%
Barnes Group, Inc. (a)                                                          143,880      1,538,077
Gardner Denver, Inc.*                                                            81,700      1,776,158
Joy Global, Inc.                                                                 77,300      1,646,490
Kennametal, Inc.                                                                105,030      1,702,536
Mueller Water Products, Inc.                                                        770          2,541
                                                                                          ------------
                                                                                             6,665,802
                                                                                          ------------
MEDIA -- 1.1%
Dreamworks Animation SKG, Inc. - Class A*                                        74,360      1,609,150
                                                                                          ------------
METALS & MINING -- 4.3%
Iamgold Corp.                                                                   168,830      1,443,496
PAN American Silver Corp.*(a)                                                   110,580      1,926,304
Reliance Steel & Aluminum Co. (a)                                                67,800      1,785,174
Worthington Industries, Inc. (a)                                                159,400      1,388,374
                                                                                          ------------
                                                                                             6,543,348
                                                                                          ------------
MULTI-UTILITIES -- 2.7
Integrys Energy Group, Inc. (a)                                                  39,890      1,038,735
TECO Energy, Inc. (a)                                                           151,000      1,683,650
Vectren Corp.                                                                    66,330      1,398,900
                                                                                          ------------
                                                                                             4,121,285
                                                                                          ------------
OIL, GAS & CONSUMABLE FUELS -- 3.5%
Arch Coal, Inc.                                                                  96,200      1,286,194
Forest Oil Corp.*(a)                                                            102,900      1,353,135
St. Mary Land & Exploration Co.                                                  93,980      1,243,355
Whiting Petroleum Corp.*                                                         58,500      1,512,225
                                                                                          ------------
                                                                                             5,394,909
                                                                                          ------------
PROFESSIONAL SERVICES -- 0.5%
Kelly Services, Inc.                                                             94,370        759,679
                                                                                          ------------
REAL ESTATE INVESTMENT TRUSTS (REITS) -- 1.7%
Alexandria Real Estate Equities, Inc. (a)                                        30,100      1,095,640
Hospitality Properties Trust (a)                                                122,100      1,465,200
                                                                                          ------------
                                                                                             2,560,840
                                                                                          ------------
ROAD & RAIL -- 1.8%
Genesee & Wyoming, Inc. - Class A*                                               63,400      1,347,250
Ryder System, Inc.                                                               48,300      1,367,373
                                                                                          ------------
                                                                                             2,714,623
                                                                                          ------------
SOFTWARE -- 2.6%
Jack Henry & Associates, Inc.                                                   132,940      2,169,581
Sybase, Inc.*(a)                                                                 62,110      1,881,312
                                                                                          ------------
                                                                                             4,050,893
                                                                                          ------------
SPECIALTY RETAIL -- 3.9%
Aaron Rents, Inc. (a)                                                            59,700      1,591,602
Dick's Sporting Goods, Inc.*(a)                                                  90,800      1,295,716
Men's Wearhouse, Inc. (The) (a)                                                  96,160      1,455,862
Penske Automotive Group, Inc. (a)                                               179,460      1,674,362
                                                                                          ------------
                                                                                             6,017,542
                                                                                          ------------
TEXTILES, APPAREL & LUXURY GOODS -- 1.9%
Hanesbrands, Inc.*(a)                                                           149,650      1,432,150
Wolverine World Wide, Inc.                                                       95,300      1,484,774
                                                                                          ------------
                                                                                             2,916,924
                                                                                          ------------

MET INVESTORS SERIES TRUST
DREMAN SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2009
(Percentage of Net Assets)

THRIFTS & MORTGAGE FINANCE -- 0.7%
Washington Federal, Inc.                           83,500   $  1,109,715
                                                            ------------
TOBACCO -- 1.9%
Universal Corp. (a)                                50,500      1,510,960
Vector Group, Ltd. (a)                            105,324      1,368,159
                                                            ------------
                                                               2,879,119
                                                            ------------
TRADING COMPANIES & DISTRIBUTORS -- 0.9%
GATX Corp. (a)                                     67,230      1,360,063
                                                            ------------
Total Common Stocks (Cost $198,240,743)                      146,105,135
                                                            ------------

                                                           PAR
SECURITY DESCRIPTION                                     AMOUNT        VALUE
--------------------                                  -----------   ------------
SHORT-TERM INVESTMENTS -- 19.2%
State Street Bank & Trust Co., Repurchase Agreement,
   dated 03/31/09 at 0.010% to be repurchased at
   $9,469,003 on 04/01/09 collateralized by
   $9,665,000 U.S. Treaury Bill at 0.140% due
   05/21/09 with a value of $9,663,067.               $ 9,469,000      9,469,000
State Street Navigator Securities Lending Trust
   Prime Portfolio (b)                                 19,926,269     19,926,269
                                                                    ------------
Total Short-Term Investments (Cost $29,395,269)                       29,395,269
                                                                    ------------
TOTAL INVESTMENTS -- 114.4% (Cost $227,636,012#)                     175,500,404
                                                                    ------------
Other Assets and Liabilities (net) -- (14.4)%                        (22,109,377)
                                                                    ------------
TOTAL NET ASSETS -- 100.0%                                          $153,391,027
                                                                    ============

PORTFOLIO FOOTNOTES:

*    Non-income producing security.

# Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes, are $4,205,783 and $56,341,391 respectively, resulting in a net unrealized depreciation of $52,135,608.

(a) A portion or all of the security was held on loan. As of March 31,2009, the market value of securities loaned was $19,343,629 and the collateral received consisted of cash in the amount of $19,926,269. The cash collateral is invested in a money market fund managed by an affiliate of the custodian.

(b) Represents investment of collateral received from securities lending transactions.

FAS 157 VALUATION DISCLOSURE
----------------------------

The Portfolio adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157), effective with the beginning of the Portfolio's fiscal year. FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements. Management has evaluated the application of FAS 157 to the Portfolio and has determined that the adoption of FAS 157 does not have a material impact on the Portfolio's financial statements. The three levels of the hierarchy under FAS 157 are described below:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio's net assets as of March 31, 2009:

                                                INVESTMENTS IN  OTHER FINANCIAL
VALUATION INPUTS                                  SECURITIES      INSTRUMENTS*
---------------------------------------------   --------------  ---------------
LEVEL 1 - QUOTED PRICES                          $166,031,404         $0
LEVEL 2 - OTHER SIGNIFICANT OBSERVABLE INPUTS       9,469,000          0
LEVEL 3 - SIGNIFICANT UNOBSERVABLE INPUTS                   0          0
                                                 ------------        ---
TOTAL                                            $175,500,404         $0

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument.

MET INVESTORS SERIES TRUST
GOLDMAN SACHS MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited)
March 31, 2009
(Percentage of Net Assets)

SECURITY DESCRIPTION                                                    SHARES         VALUE
------------------------------------------------------------------   -----------   ------------
COMMON STOCKS -- 96.7%
AEROSPACE & DEFENSE -- 0.5%
Alliant Techsystems, Inc. *(a)                                            27,361   $  1,832,640
                                                                                   ------------
AIRLINES -- 0.2%
Delta Air Lines, Inc. *                                                  123,650        696,150
                                                                                   ------------
AUTO COMPONENTS -- 0.5%
Johnson Controls, Inc.                                                   136,851      1,642,212
                                                                                   ------------
BEVERAGES -- 0.4%
Coca-Cola Enterprises, Inc.                                               96,499      1,272,822
                                                                                   ------------
BIOTECHNOLOGY -- 0.5%
Biogen Idec, Inc. *                                                       31,300      1,640,746
                                                                                   ------------
BUILDING PRODUCTS -- 0.5%
Lennox International, Inc.                                                62,451      1,652,453
                                                                                   ------------
CAPITAL MARKETS -- 4.2%
Franklin Resources, Inc.                                                  86,930      4,682,919
Invesco, Ltd.                                                            296,530      4,109,906
Lazard, Ltd. - Class A                                                    40,941      1,203,665
Northern Trust Corp.                                                      71,463      4,274,917
                                                                                   ------------
                                                                                     14,271,407
                                                                                   ------------
CHEMICALS -- 2.4%
Air Products & Chemicals, Inc.                                            59,830      3,365,437
Airgas, Inc.                                                              49,080      1,659,395
Terra Industries, Inc.                                                   114,600      3,219,114
                                                                                   ------------
                                                                                      8,243,946
                                                                                   ------------
COMMERCIAL & PROFESSIONAL SERVICES -- 3.1%
Iron Mountain, Inc. *(a)                                                 232,360      5,151,421
Republic Services, Inc.                                                  303,305      5,201,681
                                                                                   ------------
                                                                                     10,353,102
                                                                                   ------------
COMMERCIAL BANKS -- 1.5%
Commerce Bancshares, Inc.                                                 73,516      2,668,631
M&T Bank Corp. (a)                                                        29,565      1,337,520
Synovus Financial Corp.                                                  324,420      1,054,365
                                                                                   ------------
                                                                                      5,060,516
                                                                                   ------------
COMMUNICATIONS EQUIPMENT -- 0.5%
CommScope, Inc. *(a)                                                     155,960      1,771,706
                                                                                   ------------
CONSUMER FINANCE -- 0.4%
SLM Corp. *                                                              255,820      1,266,309
                                                                                   ------------
CONTAINERS & PACKAGING -- 0.5%
Pactiv Corp. *                                                           122,730      1,790,631
                                                                                   ------------
DIVERSIFIED CONSUMER SERVICES -- 2.0%
H&R Block, Inc.                                                          374,672      6,815,284
                                                                                   ------------
DIVERSIFIED FINANCIAL SERVICES -- 0.8%
Nasdaq OMX Group, Inc. (The) *                                           136,240      2,667,579
                                                                                   ------------
DIVERSIFIED TELECOMMUNICATION SERVICES -- 0.8%
Embarq Corp.                                                              73,147      2,768,614
                                                                                   ------------
ELECTRIC UTILITIES -- 11.4%
American Electric Power Co., Inc.                                        166,381      4,202,784
DPL, Inc. (a)                                                            261,482      5,893,804
Edison International                                                     189,829      5,468,974
Entergy Corp.                                                            142,566      9,707,319
FirstEnergy Corp.                                                        114,031      4,401,597

MET INVESTORS SERIES TRUST
GOLDMAN SACHS MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2009
(Percentage of Net Assets)

PPL Corp.                                                                311,978   $  8,956,888
                                                                                   ------------
                                                                                     38,631,366
                                                                                   ------------
ELECTRICAL EQUIPMENT -- 1.0%
Cooper Industries, Ltd. - Class A                                         93,863      2,427,297
Rockwell Automation, Inc.                                                 44,770        977,777
                                                                                   ------------
                                                                                      3,405,074
                                                                                   ------------
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS -- 1.4%
Amphenol Corp. - Class A                                                 170,059      4,844,981
                                                                                   ------------
ENERGY EQUIPMENT & SERVICES -- 2.3%
Dril-Quip, Inc. *                                                        112,160      3,443,312
Smith International, Inc.                                                 89,535      1,923,212
Weatherford International, Ltd. *                                        202,750      2,244,442
                                                                                   ------------
                                                                                      7,610,966
                                                                                   ------------
FOOD & STAPLES RETAILING -- 0.5%
Kroger Co. (The)                                                          74,330      1,577,283
                                                                                   ------------
FOOD PRODUCTS -- 2.9%
Campbell Soup Co.                                                        133,320      3,647,635
ConAgra Foods, Inc.                                                      260,252      4,390,452
H.J. Heinz Co.                                                            51,570      1,704,904
                                                                                   ------------
                                                                                      9,742,991
                                                                                   ------------
GAS UTILITIES -- 0.7%
EQT Corp.                                                                 74,268      2,326,816
                                                                                   ------------
HEALTH CARE EQUIPMENT & SUPPLIES -- 2.5%
Becton, Dickinson & Co.                                                   29,870      2,008,459
Edwards Lifesciences Corp. *                                              64,256      3,895,841
Kinetic Concepts, Inc. *(a)                                              127,780      2,698,714
                                                                                   ------------
                                                                                      8,603,014
                                                                                   ------------
HEALTH CARE PROVIDERS & SERVICES -- 3.2%
Laboratory Corporation of America Holdings *(a)                          114,000      6,667,860
WellPoint, Inc. *                                                        111,070      4,217,328
                                                                                   ------------
                                                                                     10,885,188
                                                                                   ------------
HEALTH CARE TECHNOLOGY -- 0.1%
IMS Health, Inc.                                                          39,862        497,079
                                                                                   ------------
HOUSEHOLD DURABLES -- 2.3%
Fortune Brands, Inc.                                                      93,360      2,291,988
M.D.C. Holdings, Inc.                                                     39,200      1,220,688
Newell Rubbermaid, Inc.                                                  196,046      1,250,773
NVR, Inc. *(a)                                                             6,710      2,870,203
                                                                                   ------------
                                                                                      7,633,652
                                                                                   ------------
HOUSEHOLD PRODUCTS -- 1.8%
Clorox Co. (a)                                                            97,612      5,025,066
Energizer Holdings, Inc. *(a)                                             18,090        898,892
                                                                                   ------------
                                                                                      5,923,958
                                                                                   ------------
INSURANCE -- 13.9%
Aon Corp.                                                                 87,530      3,572,975
Arch Capital Group, Ltd. *                                                55,370      2,982,228
Assurant, Inc.                                                            66,280      1,443,578
Everest Reinsurance Group, Ltd.                                           80,516      5,700,533
Lincoln National Corp.                                                    93,330        624,378
Marsh & McLennan Cos., Inc.                                              213,450      4,322,363
PartnerRe, Ltd.                                                           64,484      4,002,522
Progressive Corp. (The) *                                                345,510      4,643,654
Prudential Financial, Inc.                                                66,210      1,259,314
RenaissanceRe Holdings, Ltd.                                              47,582      2,352,454

MET INVESTORS SERIES TRUST
GOLDMAN SACHS MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2009
(Percentage of Net Assets)

Torchmark Corp.                                                           46,335   $  1,215,367
Unum Group                                                               173,943      2,174,288
W.R. Berkley Corp.                                                       370,970      8,365,373
Willis Group Holdings, Ltd.                                              199,170      4,381,740
                                                                                   ------------
                                                                                     47,040,767
                                                                                   ------------
IT SERVICES -- 0.8%
Affiliated Computer Services, Inc. - Class A *                            25,310      1,212,096
Hewitt Associates, Inc. - Class A *                                       55,710      1,657,929
                                                                                   ------------
                                                                                      2,870,025
                                                                                   ------------
LEISURE EQUIPMENT & PRODUCTS -- 0.7%
Hasbro, Inc.                                                              90,480      2,268,334
                                                                                   ------------
LIFE SCIENCES TOOLS & SERVICES -- 0.3%
PerkinElmer, Inc.                                                         93,110      1,189,015
                                                                                   ------------
MACHINERY -- 1.0%
Eaton Corp.                                                               35,740      1,317,376
Parker Hannifin Corp.                                                     55,963      1,901,623
                                                                                   ------------
                                                                                      3,218,999
                                                                                   ------------
MEDIA -- 2.2%
DISH Network Corp. - Class A *                                           352,960      3,921,386
Viacom, Inc. - Class B *                                                 195,680      3,400,918
                                                                                   ------------
                                                                                      7,322,304
                                                                                   ------------
METALS & MINING -- 1.0%
Steel Dynamics, Inc.                                                     370,640      3,265,338
                                                                                   ------------
MULTI-UTILITIES -- 3.3%
CMS Energy Corp. (a)                                                     218,098      2,582,280
PG&E Corp.                                                               161,134      6,158,542
Sempra Energy                                                             53,200      2,459,968
                                                                                   ------------
                                                                                     11,200,790
                                                                                   ------------
MULTILINE RETAIL -- 1.1%
J.C. Penney Co., Inc. (a)                                                 37,164        745,881
Kohl's Corp. *                                                            66,840      2,828,669
                                                                                   ------------
                                                                                      3,574,550
                                                                                   ------------
OFFICE ELECTRONICS -- 0.3%
Xerox Corp.                                                              220,740      1,004,367
                                                                                   ------------
OIL, GAS & CONSUMABLE FUELS -- 6.3%
Cabot Oil & Gas Corp.                                                    137,750      3,246,767
Newfield Exploration Co. *                                               145,900      3,311,930
Noble Energy, Inc.                                                        91,340      4,921,399
Range Resources Corp.                                                    240,722      9,908,118
                                                                                   ------------
                                                                                     21,388,214
                                                                                   ------------
REAL ESTATE INVESTMENT TRUSTS (REITS) -- 3.9%
Alexandria Real Estate Equities, Inc. (a)                                 61,650      2,244,060
Annaly Capital Management, Inc.                                          225,610      3,129,211
Essex Property Trust, Inc. (a)                                            28,940      1,659,419
Federal Realty Investment Trust (a)                                       40,950      1,883,700
Health Care REIT, Inc.                                                   133,780      4,092,330
                                                                                   ------------
                                                                                     13,008,720
                                                                                   ------------
ROAD & RAIL -- 1.3%
Landstar System, Inc. (a)                                                133,010      4,451,845
                                                                                   ------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 0.6%
KLA-Tencor Corp. (a)                                                      94,950      1,899,000
                                                                                   ------------

MET INVESTORS SERIES TRUST
GOLDMAN SACHS MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2009
(Percentage of Net Assets)

SOFTWARE -- 3.3%
Activision Blizzard, Inc. *                                              643,944   $  6,735,654
CA, Inc.                                                                 246,820      4,346,500
                                                                                   ------------
                                                                                     11,082,154
                                                                                   ------------
SPECIALTY RETAIL -- 3.2%
AutoZone, Inc. *(a)                                                       20,765      3,376,804
Ross Stores, Inc. (a)                                                     89,148      3,198,630
TJX Co., Inc. (The)                                                      162,270      4,160,603
                                                                                   ------------
                                                                                     10,736,037
                                                                                   ------------
TEXTILES, APPAREL & LUXURY GOODS -- 0.8%
NIKE, Inc. - Class B                                                      54,260      2,544,251
                                                                                   ------------
THRIFTS & MORTGAGE FINANCE -- 2.3%
New York Community Bancorp, Inc.                                         283,190      3,163,232
People's United Financial, Inc.                                          260,650      4,683,881
                                                                                   ------------
                                                                                      7,847,113
                                                                                   ------------
TOBACCO -- 0.7%
Lorillard, Inc.                                                           37,821      2,335,069
                                                                                   ------------
WIRELESS TELECOMMUNICATION SERVICES -- 0.8%
Sprint Nextel Corp. *                                                    723,200      2,581,824
                                                                                   ------------
Total Common Stocks (Cost $417,861,193)                                             326,257,201
                                                                                   ------------

                                                                         PAR
SECURITY DESCRIPTION                                                    AMOUNT         VALUE
--------------------                                                 -----------   ------------
SHORT-TERM INVESTMENTS -- 14.7%
State Street Bank & Trust Co., Repurchase Agreement, dated
   03/31/09 at 0.010% to be repurchased at $13,929,004 on 04/01/09 collateralized by $14,215,000 U.S. Treasury Bill at 0.170% due
   05/21/09 with a value of $14,212,157.                             $13,929,000     13,929,000
State Street Navigator Securities Lending Prime Portfolio(b)          35,797,861     35,797,861
                                                                                   ------------
Total Short-Term Investments (Cost $49,726,861)                                      49,726,861
                                                                                   ------------
TOTAL INVESTMENTS -- 111.4% (Cost $467,588,054#)                                    375,984,062
                                                                                   ------------
Other Assets and Liabilities (net) -- (11.4)%                                       (38,436,076)
                                                                                   ------------
TOTAL NET ASSETS -- 100.0%                                                         $337,547,986
                                                                                   ============

PORTFOLIO FOOTNOTES:

*    Non-income producing security.

# Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes, are $5,145,649 and $96,749,641 respectively, resulting in a net unrealized depreciation of $91,603,992.

(a) A portion or all of the security was held on loan. As of March 31, 2009, the market value of securities loaned was $34,945,946 and the collateral received consisted of cash in the amount of $35,797,861. The cash collateral is invested in a money market fund managed by an affiliate of the custodian.

(b) Represents investment of collateral received from securities lending transactions.

FAS 157 VALUATION DISCLOSURE
----------------------------

The Portfolio adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157), effective with the beginning of the Portfolio's fiscal year. FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements. Management has evaluated the application of FAS 157 to the Portfolio and has determined that the adoption of FAS 157 does not have a material impact on the Portfolio's financial statements. The three levels of the hierarchy under FAS 157 are described below:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio's net assets as of March 31, 2009:

                                                INVESTMENTS IN  OTHER FINANCIAL
VALUATION INPUTS                                  SECURITIES     INSTRUMENTS*
---------------------------------------------   --------------  ---------------
LEVEL 1 - QUOTED PRICES                          $362,055,062        $0
LEVEL 2 - OTHER SIGNIFICANT OBSERVABLE INPUTS      13,929,000         0
LEVEL 3 - SIGNIFICANT UNOBSERVABLE INPUTS                   0         0
                                                 ------------       ---
TOTAL                                            $375,984,062        $0

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument.

MET INVESTORS SERIES TRUST
HARRIS OAKMARK INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited)
March 31, 2009
(Percentage of Net Assets)

SECURITY DESCRIPTION                                          SHARES          VALUE
--------------------------------------------------------   -----------   --------------
COMMON STOCKS -- 96.2%
BRAZIL -- 0.2%
Redecard S.A.                                                  145,400   $    1,771,745
                                                                         --------------
CANADA -- 4.3%
Canadian National Railway Co.                                  177,300        6,285,285
EnCana Corp.                                                   441,700       17,937,437
Thomson Reuters Plc (a)                                        997,100       22,258,269
                                                                         --------------
                                                                             46,480,991
                                                                         --------------
FINLAND -- 0.5%
Kone Oyj - Class B (a)                                         252,500        5,221,840
                                                                         --------------
FRANCE -- 11.4%
BNP Paribas                                                    844,600       34,744,724
LVMH Moet Hennessy Louis Vuitton S.A. (a)                      403,000       25,214,739
Publicis Groupe (a)                                          1,436,600       36,711,532
Societe Television Francaise 1 (a)                           3,527,000       27,552,495
                                                                         --------------
                                                                            124,223,490
                                                                         --------------
GERMANY -- 10.5%
Allianz SE (a)                                                 432,000       36,323,245
Bayerische Motoren Werke (BMW) AG (a)                          815,100       23,606,288
Daimler AG (a)                                               1,091,200       27,684,481
SAP AG (a)                                                     749,100       26,551,356
                                                                         --------------
                                                                            114,165,370
                                                                         --------------
IRELAND -- 2.7%
Bank of Ireland Plc                                         12,524,500        8,489,440
Experian Group, Ltd.                                         3,364,000       20,998,429
                                                                         --------------
                                                                             29,487,869
                                                                         --------------
ISRAEL -- 0.1%
Orbotech, Ltd.*(a)                                             265,000        1,004,350
                                                                         --------------
ITALY -- 2.6%
Bulgari S.p.A. (a)                                             737,000        3,235,788
Luxottica Group S.p.A. (a)                                   1,591,500       24,658,550
                                                                         --------------
                                                                             27,894,338
                                                                         --------------
JAPAN -- 16.3%
Canon, Inc.                                                  1,019,300       29,681,684
Daiwa Securities Group, Inc. (a)                            10,063,300       44,466,021
Honda Motor Co., Ltd.                                          343,200        8,197,547
Meitec Corp. (a)                                               432,800        5,380,196
OMRON Corp.                                                  2,882,000       34,143,796
Rohm Co., Ltd.                                                 591,700       29,594,023
Toyota Motor Corp.                                             786,300       25,175,595
                                                                         --------------
                                                                            176,638,862
                                                                         --------------
MEXICO -- 4.0%
Fomento Economico Mexicano, S.A.B de C.V. (ADR)                660,000       16,638,600
Grupo Televisa S.A. (ADR)                                    1,996,400       27,230,896
                                                                         --------------
                                                                             43,869,496
                                                                         --------------
NETHERLANDS -- 3.7%
Akzo Nobel N.V. (a)                                            635,000       24,015,346
ASML Holding N.V. (a)                                          939,600       16,600,294
                                                                         --------------
                                                                             40,615,640
                                                                         --------------
SOUTH KOREA -- 1.4%
Samsung Electronics Co., Ltd.                                   36,000       14,868,405
                                                                         --------------

MET INVESTORS SERIES TRUST
HARRIS OAKMARK INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2009
(Percentage of Net Assets)

                                                           SHARES/PAR
SECURITY DESCRIPTION                                         AMOUNT           VALUE
--------------------                                     -------------   --------------
SPAIN -- 1.6%
Gestevision Telecinco S.A. (a)                               2,502,246   $   17,288,568
                                                                         --------------
SWEDEN -- 2.3%
Assa Abloy AB - Class B (a)                                  2,705,300       25,208,590
                                                                         --------------
SWITZERLAND -- 21.0%
Adecco S.A.                                                    917,900       28,684,190
Compagnie Financiere Richemont S.A.                          2,029,000       31,562,874
Credit Suisse Group AG                                       1,366,500       41,400,053
Geberit AG (a)                                                 190,600       17,082,812
Givaudan S.A. (a)                                               29,700       15,367,622
Kuehne & Nagel International AG (a)                            421,700       24,608,798
Nestle S.A.                                                    278,800        9,426,471
Novartis AG (a)                                                420,200       15,841,853
Swatch Group AG (a)                                            218,500       26,303,467
UBS AG*                                                      1,930,447       18,317,960
                                                                         --------------
                                                                            228,596,100
                                                                         --------------
UNITED KINGDOM -- 13.6%
British Sky Broadcasting Group Plc                           4,088,700       25,288,471
Diageo Plc                                                   1,590,000       17,889,029
G4S Plc                                                      7,089,700       19,551,185
GlaxoSmithKline Plc                                          1,053,000       16,337,004
Johnston Press Plc (a)                                      11,919,062        1,127,736
Lloyds TSB Group Plc                                         4,835,549        4,939,070
Schroders Plc (a)                                            2,416,442       27,354,873
Signet Jewelers, Ltd.                                        3,045,454       34,870,448
                                                                         --------------
                                                                            147,357,816
                                                                         --------------
Total Common Stocks (Cost $1,868,162,293)                                 1,044,693,470
                                                                         --------------
SHORT-TERM INVESTMENTS -- 9.9%
State Street Bank & Trust Co., Repurchase Agreement,
   dated 03/31/09 at 0.010% to be repurchased at
   $39,444,011 on 04/01/09 collateralized by $38,405,000
   FHLB at 4.375% due 09/17/10 with a value of
   $40,233,078.                                            $39,444,000       39,444,000
State Street Navigator Securities Lending Trust Prime
   Portfolio(b)                                             67,636,038       67,636,038
                                                                         --------------
Total Short-Term Investments (Cost $107,080,038)                            107,080,038
                                                                         --------------
TOTAL INVESTMENTS -- 106.1% (Cost $1,975,242,331#)                        1,151,773,508
                                                                         --------------
Other Assets and Liabilities (net) -- (6.1)%                                (66,357,900)
                                                                         --------------
TOTAL NET ASSETS -- 100.0%                                               $1,085,415,608
                                                                         ==============

PORTFOLIO FOOTNOTES:

*    Non-income producing security.

# Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes, are $4,037,333 and $827,506,156 respectively, resulting in a net unrealized depreciation of $823,468,823.

(a) A portion or all of the security was held on loan. As of March 31, 2009, the market value of securities loaned was $64,293,665 and the collateral received consisted of cash in the amount of $67,636,038. The cash collateral is invested in a money market fund managed by an affiliate of the custodian.

(b) Represents investment of collateral received from securities lending transactions.

ADR - American Depositary Receipt

FHLB - Federal Home Loan Bank

TEN LARGEST INDUSTRIES AS OF MARCH 31, 2009 (UNAUDITED)

                                           PERCENT OF TOTAL
                                              NET ASSETS
                                           ----------------
Media                                            14.5%
Capital Markets                                  12.1%
Textiles, Apparel & Luxury Goods                 10.2%
Automobiles                                       7.8%
Semiconductors & Semiconductor Equipment          5.6%
Professional Services                             5.1%
Commercial Banks                                  4.4%
Building Products                                 3.9%
Chemicals                                         3.6%
Insurance                                         3.4%

FAS 157 VALUATION DISCLOSURE
----------------------------

The Portfolio adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157), effective with the beginning of the Portfolio's fiscal year. FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements. Management has evaluated the application of FAS 157 to the Portfolio and has determined that the adoption of FAS 157 does not have a material impact on the Portfolio's financial statements. The three levels of the hierarchy under FAS 157 are described below:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio's net assets as of March 31, 2009:

                                                INVESTMENTS IN  OTHER FINANCIAL
VALUATION INPUTS                                  SECURITIES      INSTRUMENTS*
---------------------------------------------   --------------  ---------------
LEVEL 1 - QUOTED PRICES                         $  171,603,054        $0
LEVEL 2 - OTHER SIGNIFICANT OBSERVABLE INPUTS      980,170,454         0
LEVEL 3 - SIGNIFICANT UNOBSERVABLE INPUTS                    0         0
                                                --------------       ---
TOTAL                                           $1,151,773,508        $0

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument.

MET INVESTORS SERIES TRUST
JANUS FORTY PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited)
March 31, 2009
(Percentage of Net Assets)

SECURITY DESCRIPTION                                                           SHARES         VALUE
------------------------------------------------------------------------   ------------   ------------
COMMON STOCKS -- 94.6%
AEROSPACE & DEFENSE -- 2.7%
Precision Castparts Corp.                                                       347,525   $ 20,816,748
                                                                                          ------------
AIR FREIGHT & LOGISTICS -- 1.5%
United Parcel Service, Inc. - Class B (a)                                       237,380     11,683,844
                                                                                          ------------
BEVERAGES -- 3.4%
Anheuser-Busch InBev N.V.                                                       973,822     26,838,913
                                                                                          ------------
BIOTECHNOLOGY -- 16.7%
Celgene Corp. *                                                               1,405,042     62,383,865
Gilead Sciences, Inc. *                                                       1,340,175     62,076,906
Vertex Pharmaceuticals, Inc. *(a)                                               201,125      5,778,321
                                                                                          ------------
                                                                                           130,239,092
                                                                                          ------------
CAPITAL MARKETS -- 2.0%
Goldman Sachs Group, Inc. (The)                                                 149,865     15,888,687
                                                                                          ------------
CHEMICALS -- 3.4%
Monsanto Co.                                                                    313,965     26,090,491
Syngenta AG                                                                           1            201
                                                                                          ------------
                                                                                            26,090,692
                                                                                          ------------
COMMUNICATIONS EQUIPMENT -- 11.8%
Cisco Systems, Inc. *(a)                                                      1,852,965     31,074,223
Corning, Inc.                                                                   579,405      7,688,704
Research In Motion, Ltd. *(a)                                                 1,245,680     53,651,438
                                                                                          ------------
                                                                                            92,414,365
                                                                                          ------------
COMPUTERS & PERIPHERALS -- 10.9%
Apple, Inc. *                                                                   808,852     85,026,522
                                                                                          ------------
DIVERSIFIED FINANCIAL SERVICES -- 4.7%
CME Group, Inc.                                                                  67,385     16,602,990
JPMorgan Chase & Co.                                                            762,450     20,265,921
                                                                                          ------------
                                                                                            36,868,911
                                                                                          ------------
DIVERSIFIED TELECOMMUNICATION SERVICES -- 1.0%
Time Warner Telecom, Inc. - Class A *(a)                                        849,455      7,432,731
                                                                                          ------------
ELECTRICAL EQUIPMENT & SERVICES -- 4.2%
ABB, Ltd. *                                                                   2,333,937     32,527,049
                                                                                          ------------
FOOD & STAPLES RETAILING -- 6.4%
CVS Caremark Corp.                                                            1,805,805     49,641,580
                                                                                          ------------
FOOD PRODUCTS -- 2.8%
Bunge, Ltd. (a)                                                                 390,385     22,115,310
                                                                                          ------------
HEALTH CARE EQUIPMENT & SUPPLIES -- 1.6%
Alcon, Inc.                                                                     140,435     12,766,946
                                                                                          ------------
HEALTH CARE PROVIDERS & SERVICES -- 1.3%
UnitedHealth Group, Inc.                                                        491,840     10,294,211
                                                                                          ------------
HOTELS, RESTAURANTS & LEISURE -- 0.3%
Boyd Gaming Corp. (a)                                                           675,505      2,519,634
                                                                                          ------------
HOUSEHOLD PRODUCTS -- 1.0%
Reckitt Benckiser Group Plc                                                     206,820      7,755,741
                                                                                          ------------
INSURANCE -- 0.9%
ACE, Ltd.                                                                       181,950      7,350,780
                                                                                          ------------
INTERNET SOFTWARE & SERVICES -- 3.1%
Google, Inc. - Class A *                                                         70,200     24,433,812
                                                                                          ------------

MET INVESTORS SERIES TRUST
JANUS FORTY PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2009
(Percentage of Net Assets)

MEDIA -- 1.1%
News Corp. - Class A                                                          1,333,895   $  8,830,385
                                                                                          ------------
METALS & MINING -- 1.6%
Companhia Vale do Rio Doce (ADR) (a)                                            914,465     12,162,385
                                                                                          ------------
MULTILINE RETAIL -- 0.9%
Kohl's Corp. *                                                                  156,910      6,640,431
                                                                                          ------------
OIL, GAS & CONSUMABLE FUELS -- 1.7%
Petroleo Brasileiro S.A. (ADR)                                                  424,160     12,924,155
                                                                                          ------------
PHARMACEUTICALS -- 1.5%
Roche Holdings AG                                                                85,246     11,690,455
                                                                                          ------------
SOFTWARE -- 6.3%
Electronic Arts, Inc. *(a)                                                      425,310      7,736,389
Oracle Corp. *                                                                2,268,845     40,998,029
                                                                                          ------------
                                                                                            48,734,418
                                                                                          ------------
WIRELESS TELECOMMUNICATION SERVICES -- 1.8%
America Movil S.A.B. de C.V. (ADR)                                              152,995      4,143,104
Crown Castle International Corp. *(a)                                           497,575     10,155,506
                                                                                          ------------
                                                                                            14,298,610
                                                                                          ------------
Total Common Stocks (Cost $864,144,303)                                                    737,986,407
                                                                                          ------------

                                                                                PAR
SECURITY DESCRIPTION                                                          AMOUNT          VALUE
--------------------                                                       ------------   ------------
SHORT-TERM INVESTMENTS -- 8.2%
State Street Bank & Trust Co., Repurchase Agreement, dated 3/31/09 at
   0.010% to be repurchased at $5,972,349 on 04/01/09 collateralized by
   $5,815,000 FHLB at 4.375% due 09/17/10 with a value of $6,091,794.      $  5,972,347      5,972,347
State Street Bank & Trust Co., Repurchase Agreement, dated 3/31/09 at
   0.010% to be repurchased at $14,227,446 on 04/01/09 collateralized by
   $14,330,000 FHLB at 2.730% due 06/10/09 with a value of $14,511,991.      14,227,442     14,227,442
State Street Bank & Trust Co., Repurchase Agreement, dated 3/31/09 at
   0.010% to be repurchased at $19,672,216 on 04/01/09 collateralized by
   $20,070,000 U.S. Treasury Bill at 0.130% due 05/21/09 with a value of
   $20,065,986.                                                              19,672,211     19,672,211
State Street Navigator Securities Lending Trust Prime Portfolio(b)           24,034,454     24,034,454
                                                                                          ------------
Total Short-Term Investments (Cost $63,906,454)                                             63,906,454
                                                                                          ------------
TOTAL INVESTMENTS -- 102.8% (Cost $928,050,757#)                                           801,892,861
                                                                                          ------------
Other Assets and Liabilities (net) -- (2.8)%                                               (21,555,696)
                                                                                          ------------
TOTAL NET ASSETS -- 100.0%                                                                $780,337,165
                                                                                          ============

PORTFOLIO FOOTNOTES:

*    Non-income producing security.

# Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes, are $70,222,757 and $196,380,653 respectively, resulting in a net unrealized depreciation of $126,157,896.

(a) A portion or all of the security was held on loan. As of March 31, 2009, the market value of securities loaned was $23,284,771 and the collateral received consisted of cash in the amount of $24,034,454. The cash collateral is invested in a money market fund managed by an affiliate of the custodian.

(b) Represents investment of collateral received from securities lending transactions.

ADR - American Depositary Receipt

FHLB - Federal Home Loan Bank

FAS 157 VALUATION DISCLOSURE
----------------------------

The Portfolio adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157), effective with the beginning of the Portfolio's fiscal year. FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements. Management has evaluated the application of FAS 157 to the Portfolio and has determined that the adoption of FAS 157 does not have a material impact on the Portfolio's financial statements. The three levels of the hierarchy under FAS 157 are described below:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio's net assets as of March 31, 2009:

                                                INVESTMENTS IN   SHORT SALES   OTHER FINANCIAL
VALUATION INPUTS                                  SECURITIES      AT VALUE       INSTRUMENTS*
---------------------------------------------   --------------   -----------   ---------------
LEVEL 1 - QUOTED PRICES                          $683,208,502        $0              $0
LEVEL 2 - OTHER SIGNIFICANT OBSERVABLE INPUTS     118,684,359         0               0
LEVEL 3 - SIGNIFICANT UNOBSERVABLE INPUTS                   0         0               0
                                                 ------------       ---             ---
TOTAL                                            $801,892,861        $0              $0

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument.

MET INVESTORS SERIES TRUST
LAZARD MID CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited)
March 31, 2009
(Percentage of Net Assets)

SECURITY DESCRIPTION                                     SHARES          VALUE
---------------------------------------------------   ------------   ------------
COMMON STOCKS -- 95.7%
AEROSPACE & DEFENSE -- 1.6%
Spirit Aerosystems Holdings, Inc. *(a)                   1,079,000   $ 10,757,630
                                                                     ------------
BEVERAGES -- 2.1%
Molson Coors Brewing Co. - Class B                         412,700     14,147,356
                                                                     ------------
CAPITAL MARKETS -- 4.2%
Ameriprise Financial, Inc.                                 645,400     13,224,246
Federated Investors, Inc. - Class B                        216,000      4,808,160
Waddell & Reed Financial, Inc. - Class A                   576,100     10,410,127
                                                                     ------------
                                                                       28,442,533
                                                                     ------------
CHEMICALS -- 3.9%
Air Products & Chemicals, Inc.                             206,700     11,626,875
International Flavors & Fragrances, Inc.                   243,200      7,407,872
RPM International, Inc.                                    617,500      7,860,775
                                                                     ------------
                                                                       26,895,522
                                                                     ------------
COMMERCIAL & PROFESSIONAL SERVICES -- 7.9%
Cintas Corp. (a)                                           404,000      9,986,880
Corrections Corp. of America *                             785,500     10,062,255
Covanta Holding Corp. *(a)                                 623,300      8,158,997
Pitney Bowes, Inc.                                         576,000     13,449,600
Republic Services, Inc.                                    698,500     11,979,275
                                                                     ------------
                                                                       53,637,007
                                                                     ------------
COMMERCIAL BANKS -- 1.8%
City National Corp.                                        216,700      7,317,959
PNC Financial Services Group, Inc.                         174,800      5,119,892
                                                                     ------------
                                                                       12,437,851
                                                                     ------------
COMMUNICATIONS EQUIPMENT -- 1.1%
Juniper Networks, Inc. *(a)                                493,500      7,432,110
                                                                     ------------
COMPUTERS & PERIPHERALS -- 1.5%
Lexmark International, Inc. - Class A *                    219,300      3,699,591
NetApp, Inc. *(a)                                          427,000      6,336,680
                                                                     ------------
                                                                       10,036,271
                                                                     ------------
CONSTRUCTION & ENGINEERING -- 1.8%
Foster Wheeler AG *(a)                                     713,200     12,459,604
                                                                     ------------
CONTAINERS & PACKAGING -- 4.9%
Ball Corp.                                                 281,700     12,225,780
Bemis Co., Inc.                                            337,500      7,077,375
Packaging Corp. of America                               1,074,100     13,984,782
                                                                     ------------
                                                                       33,287,937
                                                                     ------------
ELECTRIC UTILITIES -- 2.7%
American Electric Power Co., Inc.                          508,600     12,847,236
PPL Corp.                                                  195,900      5,624,289
                                                                     ------------
                                                                       18,471,525
                                                                     ------------
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS -- 3.6%
Agilent Technologies, Inc. *                               732,100     11,252,377
Ingram Micro, Inc. - Class A *                           1,042,900     13,182,256
                                                                     ------------
                                                                       24,434,633
                                                                     ------------
ENERGY EQUIPMENT & SERVICES -- 2.3%
Patterson-UTI Energy, Inc. (a)                             583,900      5,231,744
Pride International, Inc. *                                598,700     10,764,626
                                                                     ------------
                                                                       15,996,370
                                                                     ------------

MET INVESTORS SERIES TRUST
LAZARD MID CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2009
(Percentage of Net Assets)

FOOD PRODUCTS -- 3.4%
J.M. Smucker Co. (The)                                     174,400   $  6,499,888
McCormick & Co., Inc.                                      401,300     11,866,441
Sara Lee Corp.                                             605,000      4,888,400
                                                                     ------------
                                                                       23,254,729
                                                                     ------------
GAS UTILITIES -- 0.5%
Energen Corp.                                              127,000      3,699,510
                                                                     ------------
HEALTH CARE EQUIPMENT & SUPPLIES -- 4.2%
Hospira, Inc. *                                            531,100     16,389,746
Zimmer Holdings, Inc. *                                    342,000     12,483,000
                                                                     ------------
                                                                       28,872,746
                                                                     ------------
HEALTH CARE PROVIDERS & SERVICES -- 3.6%
Omnicare, Inc. (a)                                         566,600     13,876,034
Patterson Cos, Inc. *(a)                                   549,800     10,369,228
                                                                     ------------
                                                                       24,245,262
                                                                     ------------
HOTELS, RESTAURANTS & LEISURE -- 2.3%
Darden Restaurants, Inc. (a)                               154,700      5,300,022
Starbucks Corp. *                                          945,500     10,504,505
                                                                     ------------
                                                                       15,804,527
                                                                     ------------
HOUSEHOLD DURABLES -- 1.8%
Leggett & Platt, Inc. (a)                                  937,900     12,183,321
                                                                     ------------
INSURANCE -- 5.0%
Marsh & McLennan Cos., Inc.                                640,400     12,968,100
PartnerRe, Ltd.                                            133,600      8,292,552
RenaissanceRe Holdings, Ltd.                               252,100     12,463,824
                                                                     ------------
                                                                       33,724,476
                                                                     ------------
IT SERVICES -- 1.6%
NeuStar, Inc.- Class A *(a)                                635,400     10,642,950
                                                                     ------------
LEISURE EQUIPMENT & PRODUCTS -- 1.5%
Mattel, Inc.                                               899,800     10,374,694
                                                                     ------------
LIFE SCIENCES TOOLS & SERVICES -- 1.5%
Life Technologies Corp. *                                  317,339     10,307,171
                                                                     ------------
MACHINERY -- 2.4%
Dover Corp.                                                275,800      7,275,604
Parker Hannifin Corp.                                      260,300      8,844,994
                                                                     ------------
                                                                       16,120,598
                                                                     ------------
MEDIA -- 3.1%
DISH Network Corp. - Class A *                             563,200      6,257,152
Viacom, Inc. - Class B *                                   857,100     14,896,398
                                                                     ------------
                                                                       21,153,550
                                                                     ------------
MULTI-UTILITIES -- 1.2%
Wisconsin Energy Corp. (a)                                 199,100      8,196,947
                                                                     ------------
MULTILINE RETAIL -- 1.5%
J.C. Penney Co., Inc. (a)                                  492,900      9,892,503
                                                                     ------------
OIL, GAS & CONSUMABLE FUELS -- 4.4%
Hess Corp.                                                  98,700      5,349,540
Holly Corp. (a)                                            531,800     11,274,160
Massey Energy Co. (a)                                      359,850      3,641,682
Williams Cos., Inc. (The)                                  833,500      9,485,230
                                                                     ------------
                                                                       29,750,612
                                                                     ------------

MET INVESTORS SERIES TRUST
LAZARD MID CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2009
(Percentage of Net Assets)

PERSONAL PRODUCTS -- 1.1%
Avon Products, Inc.                                        400,200   $  7,695,846
                                                                     ------------
PHARMACEUTICALS -- 2.7%
Forest Laboratories, Inc. *                                348,400      7,650,864
Warner Chilcott, Ltd. *(a)                               1,036,700     10,906,084
                                                                     ------------
                                                                       18,556,948
                                                                     ------------
PROFESSIONAL SERVICES -- 0.9%
Monster Worldwide, Inc. *(a)                               754,600      6,149,990
                                                                     ------------
REAL ESTATE INVESTMENT TRUSTS (REITS) -- 2.3%
Public Storage                                             280,400     15,492,100
                                                                     ------------
REAL ESTATE MANAGEMENT & DEVELOPMENT -- 1.1%
St. Joe Co. (The) *(a)                                     454,100      7,601,634
                                                                     ------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 3.4%
Analog Devices, Inc.                                       667,800     12,868,506
Lam Research Corp. *(a)                                    451,600     10,282,932
                                                                     ------------
                                                                       23,151,438
                                                                     ------------
SOFTWARE -- 2.4%
Symantec Corp. *                                         1,084,800     16,206,912
                                                                     ------------
SPECIALTY RETAIL -- 3.2%
Abercrombie & Fitch Co. - Class A (a)                      593,900     14,134,820
Gap, Inc. (The)                                            583,500      7,579,665
                                                                     ------------
                                                                       21,714,485
                                                                     ------------
THRIFTS & MORTGAGE FINANCE -- 1.2%
Hudson City Bancorp, Inc.                                  719,800      8,414,462
                                                                     ------------
Total Common Stocks (Cost $891,390,543)                               651,643,760
                                                                     ------------

                                                           PAR
SECURITY DESCRIPTION                                     AMOUNT          VALUE
--------------------                                  ------------   ------------
SHORT-TERM INVESTMENTS -- 12.2%
State Street Bank & Trust Co., Repurchase Agreement
   dated 03/31/09 at 0.010% to be repurchased at
   $27,002,008 on 04/01/09 collateralized by
   $27,550,000 U.S. Treasury Bill at 0.150% due
   05/21/09 with a value of $27,544,490.              $ 27,002,000     27,002,000
State Street Navigator Securities Lending Trust
   Prime Portfolio(b)                                   56,262,907     56,262,907
                                                                     ------------
Total Short-Term Investments (Cost $83,264,907)                        83,264,907
                                                                     ------------
TOTAL INVESTMENTS -- 107.9% (Cost $974,655,450#)                      734,908,667
                                                                     ------------
Other Assets and Liabilities (net) -- (7.9)%                          (53,765,812)
                                                                     ------------
TOTAL NET ASSETS -- 100.0%                                           $681,142,855
                                                                     ============

PORTFOLIO FOOTNOTES:

*    Non-income producing security.

# Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes, are $10,887,272 and $250,634,055 respectively, resulting in a net unrealized depreciation of $239,746,783.

(a) A portion or all of the security was held on loan. As of March 31, 2009, the market value of securities loaned was $54,744,172 and the collateral received consisted of cash in the amount of $56,262,907. The cash collateral is invested in a money market fund managed by an affiliate of the custodian.

(b) Represents investment of collateral received from securities lending transactions.

FAS 157 VALUATION DISCLOSURE
----------------------------

The Portfolio adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157), effective with the beginning of the Portfolio's fiscal year. FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements. Management has evaluated the application of FAS 157 to the Portfolio and has determined that the adoption of FAS 157 does not have a material impact on the Portfolio's financial statements. The three levels of the hierarchy under FAS 157 are described below:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio's net assets as of March 31, 2009:

                                                INVESTMENTS IN   SHORT SALES   OTHER FINANCIAL
VALUATION INPUTS                                  SECURITIES       AT VALUE      INSTRUMENTS*
---------------------------------------------   --------------   -----------   ---------------
LEVEL 1 - QUOTED PRICES                          $707,906,667         $0              $0
LEVEL 2 - OTHER SIGNIFICANT OBSERVABLE INPUTS      27,002,000          0               0
LEVEL 3 - SIGNIFICANT UNOBSERVABLE INPUTS                   0          0               0
                                                 ------------        ---             ---
TOTAL                                            $734,908,667         $0              $0


* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument.

MET INVESTORS SERIES TRUST
LEGG MASON PARTNERS AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited)
March 31, 2009
(Percentage of Net Assets)

SECURITY DESCRIPTION                                                    SHARES         VALUE
------------------------------------------------------------------   -----------   -------------
COMMON STOCKS -- 95.2%
AEROSPACE & DEFENSE -- 3.8%
L-3 Communications Holdings, Inc.                                        344,000   $ 23,323,200
                                                                                   ------------
BIOTECHNOLOGY -- 25.1%
Amgen, Inc.*                                                             801,700     39,700,184
Biogen Idec, Inc.*                                                     1,053,500     55,224,470
Genzyme Corp.*                                                           915,430     54,367,388
Vertex Pharmaceuticals, Inc.*(a)                                         166,700      4,789,291
                                                                                   ------------
                                                                                    154,081,333
                                                                                   ------------
COMMUNICATIONS EQUIPMENT -- 1.1%
Arris Group, Inc.*                                                       122,915        905,884
Motorola, Inc.                                                           360,000      1,522,800
Nokia Oyj (ADR)                                                          375,700      4,384,419
                                                                                   ------------
                                                                                      6,813,103
                                                                                   ------------
COMPUTERS & PERIPHERALS -- 1.8%
SanDisk Corp.*(a)                                                        477,700      6,042,905
Seagate Technology                                                       788,600      4,739,486
                                                                                   ------------
                                                                                     10,782,391
                                                                                   ------------
CONSTRUCTION & ENGINEERING -- 0.1%
Fluor Corp.                                                               22,610        781,175
                                                                                   ------------
DIVERSIFIED FINANCIAL SERVICES -- 0.3%
Bank of America Corp.                                                    268,447      1,830,809
                                                                                   ------------
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS -- 1.6%
Dolby Laboratories, Inc. - Class A*(a)                                    50,000      1,705,500
Tyco Electronics, Ltd.                                                   740,825      8,178,708
                                                                                   ------------
                                                                                      9,884,208
                                                                                   ------------
ENERGY EQUIPMENT & SERVICES -- 9.1%
Core Laboratories N.V. (a)                                               100,000      7,316,000
National-Oilwell Varco, Inc.*                                            509,678     14,632,855
Weatherford International, Ltd.*                                       3,068,400     33,967,188
                                                                                   ------------
                                                                                     55,916,043
                                                                                   ------------
HEALTH CARE EQUIPMENT & SUPPLIES -- 2.9%
Covidien, Ltd.                                                           542,925     18,046,827
                                                                                   ------------
HEALTH CARE PROVIDERS & SERVICES -- 7.0%
UnitedHealth Group, Inc.                                               2,039,300     42,682,549
                                                                                   ------------
INDUSTRIAL CONGLOMERATES -- 2.2%
Tyco International, Ltd.                                                 703,325     13,757,037
                                                                                   ------------
INTERNET & CATALOG RETAIL -- 0.2%
Liberty Media Holding Corp. - Interactive - Class A*                     503,900      1,461,310
                                                                                   ------------
MACHINERY -- 1.3%
Pall Corp.                                                               375,700      7,675,551
                                                                                   ------------
MEDIA -- 13.9%
Cablevision Systems Corp. - Class A (a)                                1,377,600     17,826,144
CBS Corp.                                                                 79,400        304,896
Comcast Corp. - Class A                                                  159,000      2,168,760
Comcast Corp. - Special Class A                                        2,211,300     28,459,431
Liberty Global, Inc.*(a)                                                  52,900        770,224
Liberty Media Corp. - Capital*(a)                                        296,600      2,070,268
Liberty Media Corp. - Entertainment*                                     544,900     10,870,755
Time Warner Cable, Inc.                                                  118,510      2,939,053
Time Warner, Inc.                                                        472,134      9,197,157
Viacom, Inc. - Class B*                                                   79,600      1,383,448

MET INVESTORS SERIES TRUST
LEGG MASON PARTNERS AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2009
(Percentage of Net Assets)

Walt Disney Co. (The)                                                    528,200   $  9,592,112
                                                                                   ------------
                                                                                     85,582,248
                                                                                   ------------
METALS & MINING -- 0.6%
Freeport-McMoRan Copper & Gold, Inc. (a)                                  33,700      1,284,307
Nucor Corp.                                                               56,600      2,160,422
                                                                                   ------------
                                                                                      3,444,729
                                                                                   ------------
OIL, GAS & CONSUMABLE FUELS -- 9.9%
Anadarko Petroleum Corp.                                               1,557,860     60,585,175
                                                                                   ------------
PHARMACEUTICALS -- 8.4%
BioMimetic Therapeutics, Inc.*(a)                                        145,000      1,029,500
Forest Laboratories, Inc.*                                             1,546,800     33,967,728
Johnson & Johnson                                                         89,400      4,702,440
King Pharmaceuticals, Inc.*                                              173,700      1,228,059
Teva Pharmaceutical Industries, Ltd. (ADR)                               102,900      4,635,645
Valeant Pharmaceuticals International*(a)                                325,100      5,783,529
                                                                                   ------------
                                                                                     51,346,901
                                                                                   ------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 5.3%
Broadcom Corp. - Class A*(a)                                             882,700     17,636,346
Cirrus Logic, Inc.*                                                      291,400      1,095,664
Cree, Inc.*(a)                                                           167,900      3,950,687
DSP Group, Inc.*(a)                                                      106,400        459,648
Intel Corp.                                                              478,300      7,198,415
Micron Technology, Inc.*(a)                                              455,100      1,847,706
Teradyne, Inc.*                                                          114,500        501,510
                                                                                   ------------
                                                                                     32,689,976
                                                                                   ------------
SOFTWARE -- 0.6%
Autodesk, Inc.*                                                          204,000      3,429,240
                                                                                   ------------
SPECIALTY RETAIL -- 0.0%
Charming Shoppes, Inc.*(a)                                               177,100        247,940
                                                                                   ------------
Total Common Stocks (Cost $935,434,428)                                             584,361,745
                                                                                   ------------
INVESTMENT COMPANY SECURITY -- 0.8%
PowerShares QQQ
(Cost -- $4,931,928)                                                     170,000      5,154,400
                                                                                   ------------

                                                                         PAR
SECURITY DESCRIPTION                                                    AMOUNT         VALUE
--------------------                                                 -----------   ------------
SHORT-TERM INVESTMENTS -- 7.4%
State Street Bank & Trust Co., Repurchase Agreement dated
   03/31/09 at 0.010% to be repurchased at $24,852,007 on
   04/01/09 collateralized by $24,200,000
   FHLB at 4.375% due 09/07/10 with a value of $25,351,920.          $24,852,000     24,852,000
State Street Navigator Securities Lending Trust Prime Portfolio(b)    20,810,564     20,810,564
                                                                                   ------------
Total Short-Term Investments (Cost $45,662,564)                                      45,662,564
                                                                                   ------------
TOTAL INVESTMENTS -- 103.4% (Cost $986,028,920#)                                    635,178,709
                                                                                   ------------
Other Assets and Liabilities (net) -- (3.4)%                                        (20,963,259)
                                                                                   ------------
TOTAL NET ASSETS -- 100.0%                                                         $614,215,450
                                                                                   ============

PORTFOLIO FOOTNOTES:

*    Non-income producing security.

# Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes, are $15,940,722 and $366,790,933 respectively, resulting in a net unrealized depreciation of $350,850,211.

(a) A portion or all of the security was held on loan. As of March 31, 2009, the market value of securities loaned was $20,234,348 and the collateral received consisted of cash in the amount of $20,810,564. The cash collateral is invested in a money market fund managed by an affiliate of the custodian.

(b) Represents investment of collateral received from securities lending transactions.

ADR - American Depositary Receipt
FHLB - Federal Home Loan Bank

FAS 157 VALUATION DISCLOSURE
----------------------------

The Portfolio adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157), effective with the beginning of the Portfolio's fiscal year. FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements. Management has evaluated the application of FAS 157 to the Portfolio and has determined that the adoption of FAS 157 does not have a material impact on the Portfolio's financial statements. The three levels of the hierarchy under FAS 157 are described below:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio's net assets as of March 31, 2009:

                                                INVESTMENTS IN   OTHER FINANCIAL
VALUATION INPUTS                                  SECURITIES       INSTRUMENTS*
---------------------------------------------   --------------   --------------
LEVEL 1 - QUOTED PRICES                          $610,326,709          $0
LEVEL 2 - OTHER SIGNIFICANT OBSERVABLE INPUTS      24,852,000           0
LEVEL 3 - SIGNIFICANT UNOBSERVABLE INPUTS                   0           0
                                                 ------------         ---
TOTAL                                            $635,178,709          $0

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument.

MET INVESTORS SERIES TRUST
LEGG MASON PARTNERS MANAGED ASSETS PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited)
March 31, 2009
(Percentage of Net Assets)

                                                                              PAR
SECURITY DESCRIPTION                                                         AMOUNT        VALUE
------------------------------------------------------------------------   ----------   ------------
ASSET-BACKED SECURITIES -- 5.9%
American Home Mortgage Investment Trust 5.294%, due 06/25/45 (a)           $  457,465   $    231,129
Banc of America Commercial Mortgage, Inc., Class AJ 4.870%, due 12/10/42      450,000        207,963
Banc of America Funding Corp. 0.625%, due 07/20/36 (a)                        196,257        168,206
Bayview Commercial Asset Trust
   0.792%, due 04/25/36 (144A)(a)(b)                                          522,180        336,608
   0.752%, due 07/25/36 (144A)(a)(b)                                          742,307        444,434
Bear Stearns Commercial Mortgage Securities 5.405%, due 12/11/40              600,000        473,402
Chase Funding Mortgage Loan Asset-Backed Certificates, Series 2002-2,
   Class 1A5 5.833%, due 04/25/32                                             240,016        149,284
Countrywide Alternative Loan Trust 0.762%, due 12/25/46 (a)                   775,385        140,223
Countrywide Asset-Backed Certificates
   1.192%, due 07/25/34 (a)                                                   212,542         21,101
   5.071%, due 04/25/35                                                       546,757        275,270
   0.972%, due 03/25/47 (144A)(a)(b)                                          593,917        291,390
Countrywide Home Loan Mortgage Pass Through Trust 0.862%,due 02/25/35 (a)     470,544        218,604
Credit Suisse Mortgage Capital Certificates 5.467%, due 09/15/39              370,000        245,750
Delta Air Lines, Inc. 6.821%, due 08/10/22                                     90,756         61,204
Deutsche Mortgage Securities, Inc. 5.103%, due 06/26/35 (144A) (a)(b)         280,000        151,307
Finance America Mortgage Loan Trust 1.572%, due 09/25/33 (a)                  276,612        156,795
Fremont Home Loan Trust 1.572%, due 12/25/33 (a)                              235,964        129,285
Glen Meadow Pass-Through Trust 6.505%, due 02/12/67 (144A) (b)                100,000         22,547
GMAC Mortgage Corp. Loan Trust 0.762%, due 10/25/34 (a)                       541,892        235,473
Greenpoint Mortgage Funding Trust 0.922%, due 09/25/34 (a)                    319,192        150,881
Harborview Mortgage Loan Trust 1.522%, due 11/25/47 (a)                       274,774        107,874
Indymac Index Mortgage Loan Trust
   1.142%, due 06/25/34 (a)                                                   106,501         64,694
   5.292%, due 10/25/35 (a)                                                   338,519        179,437
JPMorgan Chase Commercial Mortgage Securities Corp.
   Series 2004-C3, Class AJ 4.922%,  01/15/42                                 600,000        274,892
   Series 2005-LDP4, Class AM 4.999%,  10/15/42                               430,000        215,411
Lehman Brothers Holdings Capital Trust V 5.857%, due 11/29/49 (a)(c)           20,000              2
Master Adjustable Rate Mortgages Trust 4.378%, due 09/25/33 (a)               360,203        271,003
Master Reperforming Loan Trust
   0.872%, due 05/25/35 (144A)(a)(b)                                          474,356        293,266
   5.893%, due 05/25/36 (144A)(b)                                             458,172        356,095
Merrill Lynch/Countrywide Commercial Mortgage Trust 5.485%, due 03/12/51      220,000        126,875
MLCC Mortgage Investors, Inc. 5.372%, due 02/25/36 (a)                        207,993        128,444
Morgan Stanley Home Equity Loans 0.842%, due 09/25/35 (a)                     530,000        301,056
Nelnet Student Loan Trust 2.639%, due 04/25/24 (a)                            150,000        138,356
Residential Asset Securities Corp. 6.349%, due 03/25/32                       216,590        140,930
Structured Asset Securities Corp. 0.772%, due 11/25/37 (a)                    189,947        157,878
Terwin Mortgage Trust 4.750%, due 10/25/37                                    165,588         28,724
WaMu Mortgage Pass Through Certificates
   5.948%, due 08/25/36 (a)                                                   270,000        136,018
   5.931%, due 09/25/36 (a)                                                   219,249        124,336
   5.748%, due 11/25/36 (a)                                                   550,000        238,090
   0.842%, due 08/25/45 (a)                                                   481,556        205,596
   0.802%, due 11/25/45 (a)                                                   525,145        169,143
Washington Mutual Master Note Trust 0.586%, due 09/15/13 (144A) (a)(b)        470,000        452,109
                                                                                        ------------
Total Asset-Backed Securities (Cost $14,158,365)                                           8,221,085
                                                                                        ------------
DOMESTIC BONDS & DEBT SECURITIES -- 20.9%
AEROSPACE & DEFENSE  -- 0.1%
Boeing Co. 6.000%, due 03/15/19                                                80,000         82,320

MET INVESTORS SERIES TRUST
LEGG MASON PARTNERS MANAGED ASSETS PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2009
(Percentage of Net Assets)

L-3 Communications Corp. 6.375%, due 10/15/15                              $   65,000   $     61,588
                                                                                        ------------
                                                                                             143,908
                                                                                        ------------
AIRLINES  -- 0.2%
Continental Airlines, Inc. 5.983%, due 04/19/22                               300,000        222,000
                                                                                        ------------
AUTOMOBILES  -- 0.4%
Daimler North America Holding Corp. 7.300%, due 01/15/12 (d)                  360,000        345,268
Ford Motor Co. 7.450%, due 07/16/31 (d)                                       530,000        170,925
                                                                                        ------------
                                                                                             516,193
                                                                                        ------------
BEVERAGES  -- 0.3%
Diageo Capital Plc 7.375%, due 01/15/14                                       270,000        296,953
PepsiCo, Inc. 7.900%, due 11/01/18                                            130,000        160,006
                                                                                        ------------
                                                                                             456,959
                                                                                        ------------
BIOTECHNOLOGY  -- 0.1%
FMC Finance III S.A. 6.875%, due 07/15/17                                      90,000         88,425
                                                                                        ------------
CAPITAL MARKETS  -- 0.7%
Goldman Sachs Capital I, Capital Securities 6.345%, due 02/15/34              200,000        118,340
Goldman Sachs Capital II 5.793%, due 12/29/49                                  10,000          4,166
Goldman Sachs Group, Inc. 5.625%, due 01/15/17                                310,000        241,836
Lehman Brothers Holdings, Inc. 6.750%, due 12/28/17 (c)                       430,000             43
Morgan Stanley
   5.050%, due 01/21/11                                                       600,000        590,168
   1.593%, due 10/18/16 (a)                                                    80,000         53,726
                                                                                        ------------
                                                                                           1,008,279
                                                                                        ------------
CHEMICALS  -- 0.0%
Westlake Chemical Corp. 6.625%, due 01/15/16 (d)                               40,000         28,200
                                                                                        ------------
COMMERCIAL & PROFESSIONAL SERVICES  -- 0.1%
Intergas Finance B.V. 6.375%, due 05/14/17 (144A) (b)                         260,000        152,100
                                                                                        ------------
COMMERCIAL BANKS  -- 1.5%
BAC Capital Trust XIV 5.630%, due 12/31/49                                    150,000         33,013
Barclays Bank Plc
   6.200%, due 09/26/14 (c)                                                    60,000          7,950
   6.500%, due 07/19/17 (c)                                                   870,000             87
Glitnir Banki HF
   6.330%, due 07/28/11 (144A)(b)(c)                                          100,000         11,250
   6.375%, due 09/25/12 (144A)(b)(c)                                          100,000         11,250
   6.693%, due 06/15/16 (144A)(b)(c)                                          230,000            138
Rabobank Capital Fund Trust III 5.254%, due 12/31/16 (144A) (b)               200,000         90,115
RBS Capital Trust I 4.709%, due 12/29/49                                      300,000        120,095
Royal Bank of Scotland Group Plc
   5.050%, due 01/08/15 (d)                                                   300,000        197,178
   7.640%, due 03/31/49                                                       100,000         22,518
RSHB Capital (Russian Agricultural Bank) S.A. 6.299%, due 05/15/17
   (144A) (b)                                                                 260,000        181,246
Santander Issuances, S.A. Unipersonal 5.805%, due 06/20/16 (144A) (b)         170,000        126,507
Shinsei Finance Cayman, Ltd. 6.418%, due 01/29/49 (144A) (b)                  200,000         34,023
SunTrust Capital VIII 6.100%, due 12/15/36 (d)                                260,000        146,094
Wachovia Bank North America
   4.800%, due 11/01/14                                                       200,000        166,433
   1.564%, due 11/03/14 (a)                                                   700,000        528,000
Wells Fargo Capital X 5.950%, due 12/15/36                                    100,000         67,681
Wells Fargo Capital XV 9.750%, due 09/26/44 (d)                               470,000        343,381
                                                                                        ------------
                                                                                           2,086,959
                                                                                        ------------
CONSUMER FINANCE  -- 2.1%
American Express Co. 6.800%, due 09/01/66                                     400,000        193,143

MET INVESTORS SERIES TRUST
LEGG MASON PARTNERS MANAGED ASSETS PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2009
(Percentage of Net Assets)

Capital One Bank 5.000%, due 06/15/09                                      $  310,000   $    308,955
Capital One Financial Corp. 5.500%, due 06/01/15                               80,000         64,837
Caterpillar Financial Services Corp. 6.200%, due 09/30/13                     240,000        240,463
Ford Motor Credit Co. LLC
   5.700%, due 01/15/10                                                       100,000         85,671
   7.375%, due 10/28/09                                                     1,400,000      1,255,747
   9.750%, due 09/15/10                                                       270,000        222,183
General Motors Acceptance Corp. LLC
   6.625%, due 05/15/12 (144A)(b)                                             645,000        432,956
   7.500%, due 12/31/13 (144A)(b)                                             116,000         55,804
   8.000%, due 12/31/18-11/01/31 (144A)(b)                                    231,000         90,465
                                                                                        ------------
                                                                                           2,950,224
                                                                                        ------------
DIVERSIFIED FINANCIAL SERVICES  -- 3.6%
Aiful Corp. 5.000%, due 08/10/10 (144A) (b)                                   200,000         70,016
American General Finance Corp. 3.875%, due 10/01/09                           800,000        566,248
Bank of America Corp.
   8.000%, due 12/29/49                                                       150,000         60,139
   8.125%, due 12/29/49                                                        20,000          8,227
BHP Billiton Finance USA, Ltd. 6.500%, due 04/01/19                           170,000        172,548
BP Capital Markets Plc 5.250%, due 11/07/13                                   240,000        257,146
Citigroup, Inc.
   6.500%, due 08/19/13                                                       110,000        101,174
   5.000%, due 09/15/14                                                       120,000         79,635
   6.125%, due 08/25/36                                                       810,000        436,216
   6.875%, due 03/05/38                                                       220,000        192,354
Credit Suisse First Boston USA, Inc. 6.125%, due 11/15/11                     140,000        142,674
Credit Suisse Guernsey, Ltd. 5.860%, due 05/29/49                             250,000         92,760
General Electric Capital Corp.
   5.450%, due 01/15/13 (d)                                                    40,000         38,553
   6.375%, due 11/15/67                                                       330,000        160,455
HSBC Finance Corp. 6.375%, due 10/15/11                                       300,000        259,502
JPMorgan Chase & Co.
   5.125%, due 09/15/14                                                       360,000        318,852
   5.150%, due 10/01/15                                                       190,000        167,718
   6.125%, due 06/27/17                                                       380,000        350,139
   6.400%, due 10/02/17                                                       240,000        233,955
Kaupthing Bank HF 7.625%, due 02/28/15 (144A) (c)(e)                          580,000         34,800
Merrill Lynch & Co., Inc., Series C
   5.000%, due 01/15/15                                                       170,000        130,695
   6.110%, due 01/29/37                                                       730,000        363,568
Reed Elsevier Capital, Inc. 8.625%, due 01/15/19                              100,000        102,700
Resona Preferred Global Securities Cayman, Ltd. 7.191%, due 12/29/49
   (144A) (b)                                                                 120,000         55,253
SLM Corp.
   5.000%, due 10/01/13-04/15/15                                              170,000         89,862
   5.375%, due 05/15/14                                                       385,000        199,698
   5.050%, due 11/14/14                                                        40,000         21,196
   5.625%, due 08/01/33                                                        30,000         12,029
TNK-BP Finance S.A.
   7.500%, due 07/18/16 (144A)(b)                                             190,000        138,700
   7.875%, due 03/13/18 (144A)(b)                                             100,000         70,500
                                                                                        ------------
                                                                                           4,927,312
                                                                                        ------------
DIVERSIFIED TELECOMMUNICATION SERVICES  -- 2.1%
AT&T, Inc.
   5.500%, due 02/01/18                                                       240,000        232,468
   5.800%, due 02/15/19                                                        50,000         49,037
Citizens Communications Co.

MET INVESTORS SERIES TRUST
LEGG MASON PARTNERS MANAGED ASSETS PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2009
(Percentage of Net Assets)

   7.125%, due 03/15/19                                                    $   20,000   $     15,800
   7.875%, due 01/15/27                                                        35,000         23,800
Deutsche Telekom International Finance B.V. 8.750%, due 06/15/30              330,000        353,418
France Telecom S.A. 8.500%, due 03/01/31                                      150,000        189,648
Qwest Corp.
   6.875%, due 09/15/33                                                        40,000         26,400
   7.500%, due 10/01/14                                                        30,000         27,450
Royal KPN N.V. 8.000%, due 10/01/10                                           350,000        362,221
SBC Communications, Inc. 6.450%, due 06/15/34                                 300,000        270,920
Sprint Capital Corp. 8.375%, due 03/15/12                                     560,000        506,800
Telecom Italia Capital S.A.
   5.250%, due 10/01/15                                                       200,000        168,853
   6.000%, due 09/30/34                                                       240,000        164,171
Verizon Global Funding Corp. 7.375%, due 09/01/12 (d)                         120,000        129,794
Verizon New York, Inc. 6.875%, due 04/01/12                                   270,000        276,735
Windstream Corp. 8.625%, due 08/01/16                                          50,000         49,375
                                                                                        ------------
                                                                                           2,846,890
                                                                                        ------------
ELECTRIC UTILITIES  -- 1.3%
Duke Energy Corp. 5.625%, due 11/30/12                                        170,000        179,880
Edison Mission Energy 7.625%, due 05/15/27                                     65,000         39,325
Exelon Corp. 5.625%, due 06/15/35                                             205,000        137,315
FirstEnergy Corp. 7.375%, due 11/15/31                                        525,000        428,273
Pacific Gas & Electric Co.
   6.050%, due 03/01/34                                                       210,000        206,146
   5.800%, due 03/01/37                                                        20,000         19,083
SP PowerAssets, Ltd. 5.000%, due 10/22/13 (144A) (b)                          700,000        728,029
                                                                                        ------------
                                                                                           1,738,051
                                                                                        ------------
ENERGY EQUIPMENT & SERVICES  -- 0.2%
Baker Hughes, Inc. 7.500%, due 11/15/18                                       170,000        193,544
Cie Generale de Geophysique S.A. 7.500%, due 05/15/15                          75,000         59,625
                                                                                        ------------
                                                                                             253,169
                                                                                        ------------
FOOD & STAPLES RETAILING  -- 0.5%
CVS Caremark Corp. 6.943%, due 01/10/30 (144A) (b)                            400,535        306,096
Private Export Funding Corp. 3.550%, due 04/15/13                             220,000        229,054
Wal-Mart Stores, Inc.
   5.800%, due 02/15/18                                                       120,000        131,419
   6.200%, due 04/15/38                                                        80,000         81,135
                                                                                        ------------
                                                                                             747,704
                                                                                        ------------
GAS UTILITIES  -- 0.2%
Transocean, Inc. 5.250%, due 03/15/13                                         260,000        260,883
                                                                                        ------------
HEALTH CARE PROVIDERS & SERVICES  -- 0.7%
Cardinal Health, Inc. 5.850%, due 12/15/17                                    220,000        200,816
HCA, Inc. 5.750%, due 03/15/14                                                358,000        236,280
Humana, Inc. 7.200%, due 06/15/18                                              50,000         42,319
Roche Holdings, Inc. 6.000%, due 03/01/19 (144A) (b)                          280,000        288,730
UnitedHealth Group, Inc. 6.000%, due 02/15/18                                  80,000         76,991
WellPoint, Inc.
   5.875%, due 06/15/17                                                        10,000          9,416
   7.000%, due 02/15/19                                                        50,000         50,115
                                                                                        ------------
                                                                                             904,667
                                                                                        ------------
HOTELS, RESTAURANTS & LEISURE  -- 0.0%
MGM MIRAGE, Inc. 7.625%, due 01/15/17 (d)                                      85,000         30,600
                                                                                        ------------

MET INVESTORS SERIES TRUST
LEGG MASON PARTNERS MANAGED ASSETS PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2009
(Percentage of Net Assets)

HOUSEHOLD DURABLES  -- 0.1%
KazMunaiGaz Finance Subordinated B.V. 8.375%, due 07/02/13 (144A) (e)      $  220,000   $    183,700
                                                                                        ------------
INDUSTRIAL CONGLOMERATES  -- 0.2%
General Electric Co. 5.000%, due 02/01/13                                     250,000        250,243
                                                                                        ------------
INSURANCE  -- 0.3%
American International Group, Inc.
   5.850%, due 01/16/18                                                        30,000         11,760
   6.250%, due 03/15/37                                                        50,000          5,000
Berkshire Hathaway Finance Corp. 4.750%, due 05/15/12                         230,000        236,307
Travelers Cos., Inc. (The) 6.250%, due 03/15/37                               390,000        207,229
                                                                                        ------------
                                                                                             460,296
                                                                                        ------------
MEDIA  -- 1.0%
Clear Channel Communications, Inc. 6.250%, due 03/15/11                       190,000         38,950
Comcast Cable Communications, Inc. 8.875%, due 05/01/17                       880,000        955,502
Comcast Corp. 6.500%, due 01/15/17                                             10,000          9,914
CSC Holdings, Inc. 8.625%, due 02/15/19 (144A) (b)                             30,000         29,025
EchoStar DBS Corp.
   7.000%, due 10/01/13                                                        60,000         55,950
   7.750%, due 05/31/15                                                         5,000          4,625
News America, Inc.
   6.200%, due 12/15/34 (d)                                                    20,000         14,425
   6.650%, due 11/15/37                                                        10,000          7,513
Time Warner Cable, Inc. 8.250%, due 04/01/19                                   70,000         72,056
Time Warner Cos., Inc. 7.625%, due 04/15/31                                   260,000        232,897
                                                                                        ------------
                                                                                           1,420,857
                                                                                        ------------
METALS & MINING  -- 0.6%
Alcoa, Inc. 6.000%, due 07/15/13                                              200,000        159,775
Barrick Gold Corp. 6.950%, due 04/01/19                                        60,000         60,381
Freeport-McMoRan Copper & Gold, Inc. 8.375%, due 04/01/17                      90,000         84,269
Rio Tinto Finance USA, Ltd. 6.500%, due 07/15/18                              200,000        175,324
Steel Dynamics, Inc.
   7.375%, due 11/01/12                                                        15,000         11,775
   6.750%, due 04/01/15                                                        45,000         30,712
Vale Overseas, Ltd. 6.875%, due 11/21/36                                      335,000        290,961
                                                                                        ------------
                                                                                             813,197
                                                                                        ------------
MULTI-UTILITIES  -- 0.2%
Dominion Resources, Inc. 8.875%, due 01/15/19                                 290,000        328,859
                                                                                        ------------
OIL, GAS & CONSUMABLE FUELS  -- 3.2%
Anadarko Finance Co., Series B
   6.750%, due 05/01/11                                                       110,000        111,049
   7.500%, due 05/01/31                                                        90,000         70,459
Anadarko Petroleum Corp.
   5.950%, due 09/15/16                                                       200,000        172,504
   6.450%, due 09/15/36                                                       160,000        112,121
Apache Corp. 6.000%, due 09/15/13                                             150,000        160,349
Chesapeake Energy Corp.
   6.375%, due 06/15/15                                                        20,000         16,950
   6.875%, due 01/15/16                                                        95,000         80,275
ConocoPhillips Holding Co. 6.950%, due 04/15/29                               615,000        613,989
Gaz Capital (GAZPROM)
   6.212%, due 11/22/16 (144A)(b)                                             240,000        175,200
   6.510%, due 03/07/22 (144A)(b)                                             130,000         84,500
Kerr-McGee Corp.
   6.950%, due 07/01/24                                                       90,000          69,108

MET INVESTORS SERIES TRUST
LEGG MASON PARTNERS MANAGED ASSETS PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2009
(Percentage of Net Assets)

   7.875%, due 09/15/31                                                    $   40,000   $     32,613
Kinder Morgan Energy Partners LP
   5.125%, due 11/15/14                                                       200,000        190,212
   6.750%, due 03/15/11                                                        30,000         30,606
   6.000%, due 02/01/17                                                        20,000         18,812
   6.950%, due 01/15/38                                                       200,000        171,622
Noble Energy, Inc. 8.250%, due 03/01/19                                       150,000        153,903
Occidental Petroleum Corp. 7.000%, due 11/01/13                               220,000        245,872
Peabody Energy Corp. 6.875%, due 03/15/13 (d)                                  20,000         19,600
Pemex Project Funding Master Trust 6.625%, due 06/15/35                       305,000        218,456
Petrobras International Finance Co. 6.125%, due 10/06/16 (d)                  180,000        180,900
Shell International Finance B.V. 6.375%, due 12/15/38                         160,000        169,060
SMFG Preferred Capital 6.078%, due 01/29/49 (144A) (b)                        340,000        209,736
Smith International, Inc. 9.750%, due 03/15/19                                140,000        146,473
Sonat, Inc. 7.625%, due 07/15/11                                              295,000        286,465
TXU Corp.
   5.550%, due 11/15/14                                                        70,000         26,396
   6.500%, due 11/15/24                                                        10,000          2,855
   6.550%, due 11/15/34                                                        70,000         19,322
Williams Cos., Inc.
   7.875%, due 09/01/21                                                        90,000         83,409
   7.500%, due 01/15/31                                                        50,000         39,593
   7.750%, due 06/15/31                                                       265,000        215,151
   8.750%, due 03/15/32                                                        10,000          9,096
XTO Energy, Inc.
   6.500%, due 12/15/18                                                        30,000         29,858
   6.100%, due 04/01/36                                                       240,000        203,644
   6.750%, due 08/01/37                                                        20,000         18,257
                                                                                        ------------
                                                                                           4,388,415
                                                                                        ------------
PAPER & FOREST PRODUCTS  -- 0.2%
Weyerhaeuser Co. 6.750%, due 03/15/12                                         210,000        202,129
                                                                                        ------------
PHARMACEUTICALS  -- 0.4%
Abbott Laboratories 5.125%, due 04/01/19                                      240,000        241,844
Wyeth 5.950%, due 04/01/37                                                    390,000        368,485
                                                                                        ------------
                                                                                             610,329
                                                                                        ------------
REAL ESTATE  -- 0.0%
Ventas Realty LP/Ventas Capital Corp. 6.750%, due 04/01/17 (d)                 60,000         51,600
                                                                                        ------------
REAL ESTATE INVESTMENT TRUSTS (REITS)  -- 0.4%
CapitalSource, Inc. 7.250%, due 07/15/37                                      250,000        161,563
iStar Financial, Inc. 6.000%, due 12/15/10 (d)                                300,000        168,055
Thornburg Mortgage Securities Trust 0.632%, due 06/25/46 (a)                  214,330        211,119
                                                                                        ------------
                                                                                             540,737
                                                                                        ------------
ROAD & RAIL  -- 0.0%
Landsbanki Islands HF 6.100%, due 08/25/11 (144A) (b)(c)                      320,000          2,000
                                                                                        ------------
TOBACCO  -- 0.0%
Reynolds American, Inc. 6.750%, due 06/15/17                                   70,000         59,848
                                                                                        ------------
WIRELESS TELECOMMUNICATION SERVICES  -- 0.2%
America Movil S.A.B. de C.V. 5.625%, due 11/15/17 (d)                          90,000         82,070
Nextel Communications, Inc., Series E 6.875%, due 10/31/13                    150,000         86,250
Rogers Communications, Inc. 6.800%, due 08/15/18                               50,000         50,059
                                                                                        ------------
                                                                                             218,379
                                                                                        ------------
Total Domestic Bonds & Debt Securities (Cost $38,223,600)                                 28,893,112
                                                                                        ------------

MET INVESTORS SERIES TRUST
LEGG MASON PARTNERS MANAGED ASSETS PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2009
(Percentage of Net Assets)

U.S. GOVERNMENT & AGENCY OBLIGATIONS -- 11.6%
Federal Agricultural Mortgage Corp. 5.125%, due 04/19/17 (144A) (b)        $  400,000   $    442,712
Federal Home Loan Mortgage Corp.
   5.000%, due 04/18/17 (d)                                                 8,970,000      9,813,942
   5.500%, due 07/15/36                                                       360,000        412,630
Federal National Mortgage Assoc.
   6.500%, due 12/01/27                                                         2,181          2,316
   6.000%, due 03/01/28-08/01/28                                              144,789        152,664
   5.500%, due 08/01/28                                                        91,617         96,105
Government National Mortgage Assoc. 9.000%, due 11/15/19                       10,628         11,490
Tennessee Valley Authority 5.980%, due 04/01/36                               430,000        491,360
U.S. Treasury Bond
   5.375%, due 02/15/31 (d)                                                   500,000        630,547
   4.500%, due 05/15/38                                                       270,000        315,310
U.S. Treasury Inflation Index Bond
   1.750%, due 01/15/28 (d)                                                   372,856        358,292
   3.500%, due 02/15/39                                                       590,000        583,181
U.S. Treasury Note
   3.875%, due 05/15/18                                                       540,000        595,857
   4.000%, due 08/15/18 (d)                                                 1,260,000      1,400,569
   3.750%, due 11/15/18 (d)                                                   130,000        141,751
   2.750%, due 02/15/19                                                        20,000         20,116
   6.375%, due 08/15/27 (d)                                                   460,000        633,937
                                                                                        ------------
Total U.S. Government & Agency Obligations (Cost $14,756,958)                             16,102,779
                                                                                        ------------
FOREIGN BONDS & DEBT SECURITIES -- 0.6%
MEXICO  -- 0.5%
Mexico Government International Bond 6.750%, due 09/27/34                     715,000        676,962
                                                                                        ------------
RUSSIA  -- 0.1%
Russian Federation 7.500%, due 03/31/30                                       186,200        177,435
                                                                                        ------------
UNITED KINGDOM  -- 0.0%
HBOS Capital Funding LP 6.071%, due 06/30/49 (144A) (b)                        50,000         12,017
                                                                                        ------------
Total Foreign Bonds & Debt Securities (Cost $1,016,901)                                      866,414
                                                                                        ------------
CONVERTIBLE BONDS -- 3.1%
Aerospace & Defense  -- 0.1%
AAR Corp. 1.750%, due 02/01/26                                                225,000        163,687
                                                                                        ------------
BIOTECHNOLOGY  -- 0.1%
Incyte Corp. 3.500%, due 02/15/11 (d)                                         125,000         62,500
                                                                                        ------------
BUILDING PRODUCTS  -- 0.0%
NCI Building Systems, Inc. 2.125%, due 11/15/24                                75,000         43,500
                                                                                        ------------
CAPITAL MARKETS  -- 0.1%
Affiliated Managers Group, Inc. 3.950%, due 08/15/38 (144A) (b)               125,000         88,906
                                                                                        ------------
COMMUNICATIONS EQUIPMENT  -- 0.0%
Powerwave Technologies, Inc. 1.875%, due 11/15/24                             250,000         58,125
                                                                                        ------------
CONSUMER FINANCE  -- 0.2%
AmeriCredit Corp. 2.125%, due 09/15/13                                        175,000         66,500
Dollar Financial Corp. 2.875%, due 06/30/27                                   325,000        150,312
                                                                                        ------------
                                                                                             216,812
                                                                                        ------------
DIVERSIFIED FINANCIAL SERVICES  -- 0.2%
Hlth Corp. 3.125%, due 09/01/25                                               150,000        126,375
Ingersoll-Rand Co., Ltd. - Class A 4.500%, due 04/15/12                        15,000         15,000
NASDAQ OMX Group, Inc. (The) 2.500%, due 08/15/13                             100,000         84,375

MET INVESTORS SERIES TRUST
LEGG MASON PARTNERS MANAGED ASSETS PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2009
(Percentage of Net Assets)

NorthStar Realty Finance LP 7.250%, due 06/15/27 (144A) (b)                $  275,000   $    112,750
                                                                                        ------------
                                                                                             338,500
                                                                                        ------------
DIVERSIFIED TELECOMMUNICATION SERVICES  -- 0.1%
Level 3 Communications, Inc. 6.000%, due 03/15/10 (d)                         100,000         86,020
                                                                                        ------------
ELECTRICAL EQUIPMENT  -- 0.5%
General Cable Corp. 0.875%, due 11/15/13                                      150,000        105,562
Roper Industries, Inc. 1.481%/0.00% , due 01/15/34 (f)                        175,000         92,313
Sunpower Corp. 1.250%, due 02/15/27                                           225,000        160,031
Suntech Power Holdings Co., Ltd.
   3.000%, due 03/15/13 (d)                                                   250,000        123,125
   3.000%, due 03/15/13 (144A)(b)                                             125,000         61,563
Yingli Green Energy Holding Co. Ltd. 2.919%, due 12/15/12 (g)                 275,000        159,500
                                                                                        ------------
                                                                                             702,094
                                                                                        ------------
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS  -- 0.1%
Anixter International, Inc. 1.000%, due 02/15/13                              150,000        114,375
                                                                                        ------------
ENERGY EQUIPMENT & SERVICES  -- 0.1%
Parker Drilling Co. 2.125%, due 07/15/12                                      125,000         71,563
                                                                                        ------------
FOOD & STAPLES RETAILING -- 0.1%
Pantry, Inc. (The) 3.000%, due 11/15/12                                       200,000        146,750
                                                                                        ------------
HEALTH CARE EQUIPMENT & SUPPLIES  -- 0.1%
Hologic, Inc. 2.000%/0.000% , due 12/15/37 (f)                                150,000        103,125
                                                                                        ------------
HEALTH CARE PROVIDERS & SERVICES  -- 0.1%
Henry Schein, Inc. 3.000%, due 08/15/34 (d)                                   125,000        133,125
                                                                                        ------------
HOUSEHOLD DURABLES  -- 0.0%
Newell Rubbermaid, Inc. 5.500%, due 03/15/14                                   50,000         55,438
                                                                                        ------------
INTERNET SOFTWARE & SERVICES  -- 0.1%
SAVVIS, Inc. 3.000%, due 05/15/12                                             250,000        140,312
SINA Corp. 0.000%, due 07/15/23 (g)                                            50,000         55,875
                                                                                        ------------
                                                                                             196,187
                                                                                        ------------
IT SERVICES  -- 0.1%
Euronet Worldwide, Inc. 3.500%, due 10/15/25                                  225,000        162,563
                                                                                        ------------
LIFE SCIENCES TOOLS & SERVICES  -- 0.1%
Kendle International, Inc. 3.375%, due 07/15/12                               150,000        114,375
                                                                                        ------------
MACHINERY  -- 0.1%
Actuant Corp. 2.000%, due 11/15/23                                            100,000         84,875
Danaher Corp. 1.532%, due 01/22/21 (g)                                        125,000        107,812
                                                                                        ------------
                                                                                             192,687
                                                                                        ------------
METALS & MINING  -- 0.1%
Alcoa, Inc. 5.250%, due 03/15/14                                               50,000         66,925
                                                                                        ------------
OIL, GAS & CONSUMABLE FUELS  -- 0.1%
GMX Resources, Inc.
   5.000%, due 02/01/13                                                       175,000         93,625
   5.000%, due 02/01/13 (144A)(b)                                             100,000         50,500
                                                                                        ------------
                                                                                             144,125
                                                                                        ------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT  -- 0.1%
Amkor Technology, Inc. 6.000%, due 04/15/14 (144A) (b)                         50,000         51,805
Conexant Systems, Inc. 4.000%, due 03/01/26                                   225,000         43,875
Jazz Technologies, Inc. 8.000%, due 12/31/11 (144A) (b)                       175,000         39,812
ON Semiconductor Corp. 2.625%, due 12/15/26                                    75,000         53,344

MET INVESTORS SERIES TRUST
LEGG MASON PARTNERS MANAGED ASSETS PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2009
(Percentage of Net Assets)

Teradyne, Inc. 4.500%, due 03/15/14                                          $  5,000   $      5,000
                                                                                        ------------
                                                                                             193,836
                                                                                        ------------
SOFTWARE  -- 0.2%
Blackboard, Inc. 3.250%, due 07/01/27                                          75,000         69,750
Lawson Software, Inc.
   2.500%, due 04/15/12 (144A)(b)                                              75,000         59,156
   2.500%, due 04/15/12                                                        25,000         19,719
Mentor Graphics Corp. 6.250%, due 03/01/26 (d)                                200,000        134,250
                                                                                        ------------
                                                                                             282,875
                                                                                        ------------
SPECIALTY RETAIL  -- 0.1%
Charming Shoppes, Inc. 1.125%, due 05/01/14 (144A) (b)                        175,000         51,406
Pier 1 Imports, Inc.
   6.375%/6.125%, due 02/15/36 (144A)(b)(f)                                   100,000         37,625
   6.375%/6.125%, due 02/15/36 (f)                                             50,000         18,813
                                                                                        ------------
                                                                                             107,844
                                                                                        ------------
TEXTILES, APPAREL & LUXURY GOODS  -- 0.1%
Iconix Brand Group, Inc. 1.875%, due 06/30/12 (d)                             175,000        114,188
                                                                                        ------------
THRIFTS & MORTGAGE FINANCE  -- 0.0%
Bankunited Capital Trust 3.125%, due 03/01/34                                 650,000         55,250
                                                                                        ------------
TRADING COMPANIES & DISTRIBUTORS  -- 0.1%
WESCO International, Inc. 2.625%, due 10/15/25                                150,000        131,063
                                                                                        ------------
WIRELESS TELECOMMUNICATION SERVICES  -- 0.1%
NII Holdings, Inc. 2.750%, due 08/15/25 (d)                                   125,000        114,531
SBA Communications Corp. 1.875%, due 05/01/13 (144A) (b)                      100,000         80,500
                                                                                        ------------
                                                                                             195,031
                                                                                        ------------
Total Convertible Bonds (Cost $6,687,323)                                                  4,341,469
                                                                                        ------------

SECURITY DESCRIPTION                                                         SHARES         VALUE
---------------------                                                     ------------  ------------
COMMON STOCKS -- 55.7%

AEROSPACE & DEFENSE  -- 1.2%
Boeing Co. (The)                                                                3,953        140,648
General Dynamics Corp.                                                          6,376        265,178
Honeywell International, Inc.                                                   4,910        136,793
Lockheed Martin Corp.                                                           6,150        424,534
Northrop Grumman Corp.                                                          2,400        104,736
Raytheon Co.                                                                    9,112        354,821
United Technologies Corp.                                                       6,433        276,490
                                                                                        ------------
                                                                                           1,703,200
                                                                                        ------------
AIR FREIGHT & LOGISTICS  -- 0.3%
FedEx Corp.                                                                     5,800        258,042
United Parcel Service, Inc. - Class B (d)                                       3,420        168,332
                                                                                        ------------
                                                                                             426,374
                                                                                        ------------
BEVERAGES  -- 0.8%
Coca-Cola Co.                                                                  15,165        666,502
PepsiCo, Inc.                                                                   7,882        405,765
                                                                                        ------------
                                                                                           1,072,267
                                                                                        ------------
BIOTECHNOLOGY  -- 1.6%
Amgen, Inc.*                                                                   15,122        748,842
Biogen Idec, Inc.*                                                             11,200        587,104
Cephalon, Inc.*(d)                                                              7,430        505,983
Gilead Sciences, Inc.*                                                          7,854        363,797
                                                                                        ------------
                                                                                           2,205,726
                                                                                        ------------

MET INVESTORS SERIES TRUST
LEGG MASON PARTNERS MANAGED ASSETS PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2009
(Percentage of Net Assets)

CAPITAL MARKETS  -- 0.6%
Ameriprise Financial, Inc.                                                     22,400   $    458,976
Bank of New York Mellon Corp.                                                   7,786        219,955
Morgan Stanley                                                                  9,069        206,501
                                                                                        ------------
                                                                                             885,432
                                                                                        ------------
CHEMICALS  -- 0.7%
CF Industries Holdings, Inc.                                                      400         28,452
E.I. du Pont de Nemours & Co.                                                   5,723        127,795
Monsanto Co.                                                                    6,860        570,066
Terra Industries, Inc. (d)                                                      7,000        196,630
                                                                                        ------------
                                                                                             922,943
                                                                                        ------------
COMMERCIAL BANKS  -- 0.7%
Cullen/Frost Bankers, Inc.                                                      5,559        260,939
First Horizon National Corp.                                                   19,900        213,726
U.S. Bancorp                                                                    8,526        124,565
Wells Fargo & Co.                                                              29,470        419,653
                                                                                        ------------
                                                                                           1,018,883
                                                                                        ------------
COMMUNICATIONS EQUIPMENT  -- 1.2%
Cisco Systems, Inc.*                                                           60,202      1,009,588
Corning, Inc.                                                                   4,400         58,388
Harris Corp.                                                                    7,560        218,786
Powerwave Technologies, Inc.*(d)                                               16,000          9,504
QUALCOMM, Inc.                                                                 11,125        432,874
                                                                                        ------------
                                                                                           1,729,140
                                                                                        ------------
COMPUTERS & PERIPHERALS  -- 3.5%
Apple, Inc.*                                                                   12,243      1,286,984
Dell, Inc.*(d)                                                                 27,328        259,069
EMC Corp.*                                                                      9,050        103,170
Hewlett-Packard Co.                                                            38,609      1,237,805
International Business Machines Corp.                                          19,417      1,881,313
NCR Corp.*                                                                     11,100         88,245
Teradata Corp.*                                                                 2,200         35,684
                                                                                        ------------
                                                                                           4,892,270
                                                                                        ------------
CONSTRUCTION & ENGINEERING  -- 0.6%
Fluor Corp.                                                                    10,900        376,595
Foster Wheeler AG*                                                              6,600        115,302
KBR, Inc. (d)                                                                  15,400        212,674
Shaw Group, Inc. (The)*                                                         6,050        165,831
                                                                                        ------------
                                                                                             870,402
                                                                                        ------------
DIVERSIFIED CONSUMER SERVICES  -- 0.4%
Apollo Group, Inc. - Class A*(d)                                                4,500        352,485
ITT Educational Services, Inc.*(d)                                              1,600        194,272
                                                                                        ------------
                                                                                             546,757
                                                                                        ------------
DIVERSIFIED FINANCIAL SERVICES  -- 1.0%
Bank of America Corp.                                                          32,341        220,565
Goldman Sachs Group, Inc. (The)                                                 2,643        280,211
JPMorgan Chase & Co.                                                           34,086        906,006
                                                                                        ------------
                                                                                           1,406,782
                                                                                        ------------
DIVERSIFIED TELECOMMUNICATION SERVICES  -- 2.1%
AT&T, Inc.                                                                     54,096      1,363,219
Embarq Corp.                                                                    8,130        307,721
Level 3 Communications, Inc.*(d)                                               28,000         25,760
Verizon Communications, Inc.                                                   41,346      1,248,649
                                                                                        ------------
                                                                                           2,945,349
                                                                                        ------------

MET INVESTORS SERIES TRUST
LEGG MASON PARTNERS MANAGED ASSETS PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2009
(Percentage of Net Assets)

ELECTRIC UTILITIES  -- 1.2%
American Electric Power Co., Inc.                                              21,370   $    539,806
Duke Energy Corp.                                                              15,600        223,392
Edison International                                                           14,870        428,405
Exelon Corp.                                                                    3,288        149,242
FPL Group, Inc.                                                                 5,100        258,723
                                                                                        ------------
                                                                                           1,599,568
                                                                                        ------------
ELECTRICAL EQUIPMENT & SERVICES  -- 0.1%
Emerson Electric Co.                                                            5,400        154,332
                                                                                        ------------
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS  -- 0.3%
Amphenol Corp. - Class A                                                       13,000        370,370
                                                                                        ------------
ENERGY EQUIPMENT & SERVICES  -- 1.2%
Cameron International Corp.*                                                    5,600        122,808
Diamond Offshore Drilling, Inc. (d)                                             6,300        396,018
ENSCO International, Inc.                                                       7,650        201,960
National-Oilwell Varco, Inc.*                                                   7,200        206,712
Noble Corp. (d)                                                                13,000        313,170
Pride International, Inc.*(d)                                                  10,900        195,982
Schlumberger, Ltd.                                                              6,010        244,126
                                                                                        ------------
                                                                                           1,680,776
                                                                                        ------------
FOOD & STAPLES RETAILING  -- 2.6%
BJ's Wholesale Club, Inc.*(d)                                                   8,620        275,754
Costco Wholesale Corp.                                                          2,222        102,923
CVS Caremark Corp.                                                             10,500        288,645
Kroger Co. (The)                                                               16,300        345,886
Safeway, Inc.                                                                   3,510         70,867
SUPERVALU, Inc.                                                                14,800        211,344
Sysco Corp.                                                                     9,800        223,440
Wal-Mart Stores, Inc.                                                          37,690      1,963,649
Walgreen Co.                                                                    4,896        127,100
                                                                                        ------------
                                                                                           3,609,608
                                                                                        ------------
FOOD PRODUCTS  -- 1.1%
Archer-Daniels-Midland Co.                                                     13,400        372,252
ConAgra Foods, Inc.                                                            15,100        254,737
Hershey Co. (The) (d)                                                          13,900        483,025
Kraft Foods, Inc. - Class A                                                    10,600        236,274
Ralcorp Holdings, Inc.*                                                         4,100        220,908
                                                                                        ------------
                                                                                           1,567,196
                                                                                        ------------
HEALTH CARE EQUIPMENT & SUPPLIES  -- 1.4%
Baxter International, Inc.                                                      7,800        399,516
Becton, Dickinson & Co.                                                         6,940        466,645
Covidien, Ltd.                                                                 11,600        385,584
Edwards Lifesciences Corp.*                                                     5,320        322,552
Medtronic, Inc.                                                                 5,545        163,411
Varian Medical Systems, Inc.*(d)                                                7,700        234,388
                                                                                        ------------
                                                                                           1,972,096
                                                                                        ------------
HEALTH CARE PROVIDERS & SERVICES  -- 1.6%
Aetna, Inc.                                                                    14,800        360,084
AmerisourceBergen Corp.                                                         1,100         35,926
Cardinal Health, Inc. (d)                                                       6,900        217,212
CIGNA Corp.                                                                    24,850        437,111
Express Scripts, Inc.*                                                          3,570        164,827
McKesson Corp.                                                                  6,200        217,248
Medco Health Solutions, Inc.*                                                   4,700        194,298
UnitedHealth Group, Inc.                                                       16,118        337,350
WellPoint, Inc.*                                                                6,900        261,993
                                                                                        ------------
                                                                                           2,226,049
                                                                                        ------------

MET INVESTORS SERIES TRUST
LEGG MASON PARTNERS MANAGED ASSETS PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2009
(Percentage of Net Assets)

HOTELS, RESTAURANTS & LEISURE  -- 0.9%
Darden Restaurants, Inc. (d)                                                      600   $     20,556
McDonald's Corp.                                                               15,352        837,759
Yum! Brands, Inc.                                                              13,300        365,484
                                                                                        ------------
                                                                                           1,223,799
                                                                                        ------------
HOUSEHOLD DURABLES  -- 0.4%
D.R. Horton, Inc.                                                               6,150         59,655
Garmin, Ltd. (d)                                                               11,410        242,006
Pulte Homes, Inc. (d)                                                          21,900        239,367
                                                                                        ------------
                                                                                             541,028
                                                                                        ------------
HOUSEHOLD PRODUCTS  -- 1.2%
Colgate-Palmolive Co.                                                           6,500        383,370
Kimberly-Clark Corp.                                                            5,600        258,216
Procter & Gamble Co. (The)                                                     22,869      1,076,901
                                                                                        ------------
                                                                                           1,718,487
                                                                                        ------------
INDUSTRIAL CONGLOMERATES  -- 0.8%
3M Co.                                                                          5,100        253,572
General Electric Co.                                                           50,285        508,381
Koninklijke (Royal) Philips Electronics N.V. (NY Shares)                       16,000        237,920
McDermott International, Inc.*                                                  7,100         95,069
                                                                                        ------------
                                                                                           1,094,942
                                                                                        ------------
INSURANCE  -- 1.3%
Aflac, Inc.                                                                     7,200        139,392
Aon Corp.                                                                       6,900        281,658
Cincinnati Financial Corp.                                                      6,300        144,081
Fairfax Financial Holdings, Ltd.                                                  800        208,400
Fidelity National Financial, Inc. - Class A                                     3,700         72,187
Principal Financial Group, Inc.                                                37,550        307,159
Prudential Financial, Inc.                                                     11,460        217,969
Travelers Cos., Inc. (The)                                                     11,900        483,616
                                                                                        ------------
                                                                                           1,854,462
                                                                                        ------------
INTERNET & CATALOG RETAIL  -- 0.3%
Priceline.com, Inc.*(d)                                                         5,250        413,595
                                                                                        ------------
INTERNET SOFTWARE & SERVICES  -- 0.5%
Google, Inc. - Class A*                                                         1,850        643,911
SAVVIS, Inc.*(d)                                                                1,750         10,833
                                                                                        ------------
                                                                                             654,744
                                                                                        ------------
IT SERVICES  -- 1.6%
Accenture, Ltd. - Class A                                                      11,300        310,637
Affiliated Computer Services, Inc. - Class A*                                   4,100        196,349
Automatic Data Processing, Inc.                                                 3,300        116,028
Computer Sciences Corp.*                                                        8,750        322,350
Global Payments, Inc.                                                           6,400        213,824
Hewitt Associates, Inc. - Class A*                                              3,900        116,064
MasterCard, Inc. - Class A (d)                                                  3,790        634,749
Total System Services, Inc.                                                    18,800        259,628
                                                                                        ------------
                                                                                           2,169,629
                                                                                        ------------
MACHINERY  -- 0.6%
Joy Global, Inc. (d)                                                           11,810        251,553
Navistar International Corp.*(d)                                               16,000        535,360
                                                                                        ------------
                                                                                             786,913
                                                                                        ------------
MEDIA  -- 1.1%
Comcast Corp. - Class A                                                        28,409        387,499
DISH Network Corp. - Class A*                                                  31,667        351,820
Interpublic Group Cos., Inc. (The)*(d)                                         37,150        153,058

MET INVESTORS SERIES TRUST
LEGG MASON PARTNERS MANAGED ASSETS PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2009
(Percentage of Net Assets)

Liberty Media Corp. - Entertainment - Class A*                                 10,300   $    205,485
Time Warner Cable, Inc.                                                         5,680        140,852
Time Warner, Inc.                                                               5,894        114,822
Walt Disney Co. (The)                                                          12,601        228,834
                                                                                        ------------
                                                                                           1,582,370
                                                                                        ------------
METALS & MINING  -- 0.3%
Cliffs Natural Resources, Inc.                                                  6,400        116,224
Eldorado Gold Corp.*(d)                                                        14,600        131,400
Kinross Gold Corp.                                                              7,360        131,523
                                                                                        ------------
                                                                                             379,147
                                                                                        ------------
MULTI-UTILITIES  -- 1.2%
Consolidated Edison, Inc. (d)                                                   3,100        122,791
Dominion Resources, Inc. (d)                                                   10,680        330,973
PG&E Corp.                                                                     11,870        453,672
Public Service Enterprise Group, Inc.                                           8,600        253,442
Sempra Energy                                                                  10,000        462,400
                                                                                        ------------
                                                                                           1,623,278
                                                                                        ------------
MULTILINE RETAIL  -- 0.9%
Big Lots, Inc.*(d)                                                              6,850        142,343
Dollar Tree, Inc.*                                                             10,700        476,685
Family Dollar Stores, Inc. (d)                                                  8,500        283,645
Kohl's Corp.*                                                                   4,500        190,440
Target Corp.                                                                    3,979        136,838
                                                                                        ------------
                                                                                           1,229,951
                                                                                        ------------
OIL, GAS & CONSUMABLE FUELS  -- 6.4%
Anadarko Petroleum Corp.                                                        8,000        311,120
Apache Corp.                                                                    5,000        320,450
Canadian Natural Resources, Ltd.                                                5,500        212,080
Chevron Corp.                                                                  23,869      1,604,952
ConocoPhillips                                                                 21,629        846,992
Devon Energy Corp.                                                              3,500        156,415
EnCana Corp.                                                                    6,540        265,589
Exxon Mobil Corp.                                                              54,755      3,728,815
Hess Corp.                                                                      6,200        336,040
Marathon Oil Corp.                                                              8,900        233,981
Occidental Petroleum Corp.                                                      8,444        469,909
Sunoco, Inc. (d)                                                                7,040        186,419
Valero Energy Corp.                                                            11,700        209,430
                                                                                        ------------
                                                                                           8,882,192
                                                                                        ------------
PERSONAL PRODUCTS  -- 0.1%
Alberto-Culver Co.                                                              4,800        108,528
                                                                                        ------------
PHARMACEUTICALS  -- 5.2%
Abbott Laboratories                                                            10,882        519,072
Bristol-Myers Squibb Co.                                                       31,391        688,091
Eli Lilly & Co.                                                                16,779        560,586
Endo Pharmaceuticals Holdings, Inc.*                                           28,050        495,924
Johnson & Johnson                                                              20,750      1,091,450
King Pharmaceuticals, Inc.*                                                    49,800        352,086
Merck & Co., Inc.                                                              26,925        720,244
Pfizer, Inc. (d)                                                               84,223      1,147,117
Schering-Plough Corp.                                                          25,800        607,590
Watson Pharmaceuticals, Inc.*(d)                                               24,600        765,306
Wyeth                                                                           6,856        295,082
                                                                                        ------------
                                                                                           7,242,548
                                                                                        ------------
REAL ESTATE INVESTMENT TRUSTS (REITS)  -- 0.4%
Digital Realty Trust, Inc.*                                                     7,700        137,638
Liberty Property Trust                                                          2,600         49,244

MET INVESTORS SERIES TRUST
LEGG MASON PARTNERS MANAGED ASSETS PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2009
(Percentage of Net Assets)

Public Storage                                                                  4,650   $    256,912
Simon Property Group, Inc.*                                                     3,300        104,808
                                                                                        ------------
                                                                                             548,602
                                                                                        ------------
REAL ESTATE MANAGEMENT & DEVELOPMENT  -- 0.1%
Brookfield Properties Corp. (d)                                                25,500        146,370
                                                                                        ------------
ROAD & RAIL  -- 0.6%
Burlington Northern Santa Fe Corp.                                              4,240        255,036
Norfolk Southern Corp. (d)                                                      7,250        244,688
Union Pacific Corp.                                                             7,800        320,658
                                                                                        ------------
                                                                                             820,382
                                                                                        ------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT  -- 0.9%
Altera Corp. (d)                                                               22,389        392,927
Intel Corp.                                                                    36,307        546,420
Texas Instruments, Inc.                                                         7,584        125,212
Xilinx, Inc. (d)                                                                8,400        160,944
                                                                                        ------------
                                                                                           1,225,503
                                                                                        ------------
SOFTWARE  -- 3.0%
BMC Software, Inc.*                                                             3,600        118,800
McAfee, Inc.*(d)                                                                8,960        300,160
Microsoft Corp.                                                                98,392      1,807,461
Oracle Corp.*                                                                  62,976      1,137,976
Symantec Corp.*                                                                21,900        327,186
Synopsys, Inc.*                                                                19,200        398,016
                                                                                        ------------
                                                                                           4,089,599
                                                                                        ------------
SPECIALTY RETAIL  -- 1.3%
AutoZone, Inc.*(d)                                                              2,100        341,502
Home Depot, Inc. (The) (d)                                                     15,956        375,923
Lowe's Cos., Inc.                                                              16,700        304,775
PetSmart, Inc.                                                                 11,259        235,989
Ross Stores, Inc. (d)                                                          11,900        426,972
Staples, Inc. (d)                                                               3,200         57,952
                                                                                        ------------
                                                                                           1,743,113
                                                                                        ------------
TEXTILES, APPAREL & LUXURY GOODS  -- 0.4%
NIKE, Inc. - Class B                                                            4,140        194,125
Polo Ralph Lauren Corp. (d)                                                     7,720        326,170
                                                                                        ------------
                                                                                             520,295
                                                                                        ------------
THRIFTS & MORTGAGE FINANCE  -- 0.6%
Capitol Federal Financial                                                       5,600        211,736
Hudson City Bancorp, Inc.                                                      48,800        570,472
                                                                                        ------------
                                                                                             782,208
                                                                                        ------------
TOBACCO  -- 1.2%
Altria Group, Inc.                                                             29,897        478,950
Lorillard, Inc.                                                                 4,230        261,160
Philip Morris International, Inc.                                              26,605        946,606
                                                                                        ------------
                                                                                           1,686,716
                                                                                        ------------
WIRELESS TELECOMMUNICATION SERVICES  -- 0.2%
NII Holdings, Inc.*                                                             2,600         39,000
Sprint Nextel Corp.*                                                           78,900        281,673
                                                                                        ------------
                                                                                             320,673
                                                                                        ------------
Total Common Stocks (Cost $94,131,098)                                                    77,194,594
                                                                                        ------------
PREFERRED STOCKS -- 0.2%
CHEMICALS  -- 0.1%
Celanese Corp. 4.250% (d)                                                       5,500        112,200
                                                                                        ------------

MET INVESTORS SERIES TRUST
LEGG MASON PARTNERS MANAGED ASSETS PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2009
(Percentage of Net Assets)

DIVERSIFIED FINANCIAL SERVICES  -- 0.0%
Preferred Blocker, Inc. (144A) (b)                                                168   $     33,448
                                                                                        ------------
OIL, GAS & CONSUMABLE FUELS  -- 0.1%
El Paso Corp. 4.990%                                                              130         75,400
                                                                                        ------------
THRIFTS & MORTGAGE FINANCE  -- 0.0%
Federal Home Loan Mortgage Corp. 8.375%                                        11,350          6,157
Federal National Mortgage Assoc. 8.250% (d)                                     8,050          5,716
                                                                                        ------------
                                                                                              11,873
                                                                                        ------------
Total Preferred Stocks (Cost $896,229)                                                       232,921
                                                                                        -----------
CONVERTIBLE PREFERRED STOCKS -- 0.4%

DIVERSIFIED FINANCIAL SERVICES  -- 0.1%
Bank of America Corp. 7.250%    (d)                                               300        127,350
Citigroup, Inc. 6.500%                                                          2,200         60,170
                                                                                        ------------
                                                                                             187,520
                                                                                        ------------
HOTELS, RESTAURANTS & LEISURE  -- 0.0%
Six Flags, Inc. 7.250%, due 08/15/09                                           11,500         10,781
                                                                                        ------------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS  -- 0.1%
NRG Energy, Inc. 4.000%                                                           110         97,790
                                                                                        ------------
MEDIA  -- 0.1%
Interpublic Group Cos., Inc. (The) 5.250% (144A) (b)                              163         65,445
Interpublic Group Cos., Inc. (The) 5.250%                                          84         33,705
                                                                                        ------------
                                                                                              99,150
                                                                                        ------------
METALS & MINING  -- 0.1%
Freeport McMoRan Copper & Gold, Inc. 5.500%                                       100         91,555
                                                                                        ------------
THRIFTS & MORTGAGE FINANCE  -- 0.0%
Federal National Mortgage Assoc. 7.000%*(a)(d)                                    400            240
                                                                                        ------------
Total Convertible Preferred Stocks (Cost $984,891)                                           487,036
                                                                                        ------------
                                                                              PAR
SECURITY DESCRIPTION                                                         AMOUNT        VALUE
------------------------------------------------------------------------   ----------   ------------
SHORT-TERM INVESTMENTS -- 13.5%
State Street Bank & Trust Co., Repurchase Agreement, dated 03/31/09 at
   0.010% to be repurchased at $863,000 on 04/01/09 collateralized by
   $885,000 U.S. Treasury Bill at 0.060% due 05/21/09 with a value
   of $884,823.                                                           $   863,000        863,000
State Street Bank & Trust Co., Repurchase Agreement, dated 03/31/09 at
   0.010% to be repurchased at $705,000 on 04/01/09 collateralized by
   $720,000 U.S. Treasury Bill at 0.060% due 05/21/09 with a  value
   of $719,856.                                                               705,000        705,000
State Street Navigator Securities Lending Trust Prime Portfolio(h)         17,100,693     17,100,693
                                                                                        ------------
Total Short-Term Investments (Cost $18,668,693)                                           18,668,693
                                                                                        ------------
TOTAL INVESTMENTS -- 111.9% (Cost $189,524,058#)                                         155,008,103
                                                                                        ------------
Other Assets and Liabilities (net) -- (11.9)%                                            (16,469,713)
                                                                                        ------------
TOTAL NET ASSETS -- 100.0%                                                              $138,538,390
                                                                                        ============

     Portfolio Footnotes:

*    Non-income producing security.

# Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes, are $4,735,621 and $39,251,576 respectively, resulting in a net unrealized depreciation of $34,515,955.

(a) Variable or floating rate security. The stated rate represents the rate at March 31, 2009.

(b) Securities that may be resold to "qualified institutional buyers" under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended. These securities have been determined to be liquid under the guidelines established by the Board of Trustees. These securities represent in the aggregate $6,879,040 of net assets.

(c)  Security is in default and/or issuer is in bankruptcy.

MET INVESTORS SERIES TRUST
LEGG MASON PARTNERS MANAGED ASSETS PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2009
(Percentage of Net Assets)

(d) A portion or all of the security was held on loan. As of March 31, 2009, the market value of securities loaned was $16,706,884 and the collateral received consisted of cash in the amount of $17,100,693. The cash collateral is invested in a money market fund managed by an affiliate of the custodian.

(e) Securities that may be resold to "qualified institutional buyers" under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended. These securities have been determined to be illiquid by the Portfolio's adviser. These securities represent in the aggregate $218,500 of net assets.

(f) Security is a "step-down" bond where the coupon decreases or steps down at a predetermined date. Rates shown are current coupon and next coupon rate when a security steps down.

(g)  Zero coupon bond - Interest rate represents current yield to maturity.

(h) Represents investment of collateral received from securities lending transactions.

ADR - American Depositary Receipt

FNMA - Federal National Mortgage Association

FAS 157 VALUATION DISCLOSURE

The Portfolio adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157), effective with the beginning of the Portfolio's fiscal year. FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements. Management has evaluated the application of FAS 157 to the Portfolio and has determined that the adoption of FAS 157 does not have a material impact on the Portfolio's financial statements. The three levels of the hierarchy under FAS 157 are described below:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio's net assets as of March 31, 2009:

                                                  INVESTMENTS IN   SHORT SALES   OTHER FINANCIAL
VALUATION INPUTS                                    SECURITIES      AT VALUE      INSTRUMENTS*
-----------------------------------------------   --------------   -----------   ---------------
LEVEL 1 - QUOTED PRICES                             $111,395,014            $0                $0
LEVEL 2 - OTHER SIGNIFICANT OBSERVABLE INPUTS         43,613,089             0                 0
LEVEL 3 - SIGNIFICANT UNOBSERVABLE INPUTS                      0             0                 0
                                                    ------------           ---               ---
TOTAL                                               $155,008,103            $0                $0

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument.

MET INVESTORS SERIES TRUST
LEGG MASON VALUE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited)
March 31, 2009
(Percentage of Net Assets)

SECURITY DESCRIPTION                                                    SHARES         VALUE
------------------------------------------------------------------   -----------   ------------
COMMON STOCKS -- 98.7%
AEROSPACE & DEFENSE -- 0.8%
Boeing Co. (The)                                                         161,600   $  5,749,728
                                                                                   ------------
BEVERAGES -- 0.4%
PepsiCo, Inc.                                                             55,800      2,872,584
                                                                                   ------------
BIOTECHNOLOGY -- 3.4%
Amgen, Inc. *                                                            518,200     25,661,264
                                                                                   ------------
CAPITAL MARKETS -- 5.5%
Goldman Sachs Group, Inc. (The)                                          184,100     19,518,282
State Street Corp.                                                       722,700     22,244,706
                                                                                   ------------
                                                                                     41,762,988
                                                                                   ------------
COMMERCIAL BANKS -- 1.7%
Wells Fargo & Co.                                                        894,900     12,743,376
                                                                                   ------------
COMMUNICATIONS EQUIPMENT -- 3.9%
Cisco Systems, Inc. *                                                  1,786,600     29,961,282
                                                                                   ------------
COMPUTERS & PERIPHERALS -- 8.3%
EMC Corp. *                                                              681,900      7,773,660
Hewlett-Packard Co.                                                      798,300     25,593,498
International Business Machines Corp.                                    305,216     29,572,378
                                                                                   ------------
                                                                                     62,939,536
                                                                                   ------------
CONSUMER FINANCE -- 2.0%
American Express Co.                                                     347,100      4,730,973
Capital One Financial Corp. (a)                                          884,386     10,824,885
                                                                                   ------------
                                                                                     15,555,858
                                                                                   ------------
DIVERSIFIED FINANCIAL SERVICES -- 5.3%
CME Group, Inc.                                                           39,700      9,781,683
JPMorgan Chase & Co.                                                     568,206     15,102,916
NYSE Euronext                                                            854,400     15,293,760
                                                                                   ------------
                                                                                     40,178,359
                                                                                   ------------
DIVERSIFIED TELECOMMUNICATION SERVICES -- 1.1%
AT&T, Inc.                                                               323,500      8,152,200
                                                                                   ------------
ELECTRIC UTILITIES -- 0.4%
Exelon Corp.                                                              68,800      3,122,832
                                                                                   ------------
HEALTH CARE EQUIPMENT & SUPPLIES -- 0.7%
Medtronic, Inc.                                                          187,400      5,522,678
                                                                                   ------------
HEALTH CARE PROVIDERS & SERVICES -- 10.8%
Aetna, Inc.                                                            1,798,500     43,757,505
UnitedHealth Group, Inc.                                               1,834,941     38,405,315
                                                                                   ------------
                                                                                     82,162,820
                                                                                   ------------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS -- 5.7%
AES Corp. *                                                            7,509,100     43,627,871
                                                                                   ------------
INDUSTRIAL CONGLOMERATES -- 0.8%
3M Co.                                                                   130,400      6,483,488
                                                                                   ------------
INSURANCE -- 4.5%
Aflac, Inc.                                                            1,052,400     20,374,464
Allstate Corp. (The)                                                     431,900      8,270,885
Prudential Financial, Inc.                                               302,000      5,744,040
                                                                                   ------------
                                                                                     34,389,389
                                                                                   ------------

MET INVESTORS SERIES TRUST
LEGG MASON VALUE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2009
(Percentage of Net Assets)

INTERNET & CATALOG RETAIL -- 4.0%
Amazon.com, Inc. *(a)                                                    409,839   $ 30,098,576
                                                                                   ------------
INTERNET SOFTWARE & SERVICES -- 12.0%
eBay, Inc. *                                                           2,590,700     32,539,192
Google, Inc. - Class A *                                                  76,800     26,731,008
Yahoo!, Inc. *(a)                                                      2,476,900     31,729,089
                                                                                   ------------
                                                                                     90,999,289
                                                                                   ------------
LEISURE EQUIPMENT & PRODUCTS -- 2.0%
Eastman Kodak Co. (a)                                                  3,992,205     15,170,379
                                                                                   ------------
MACHINERY -- 0.8%
Deere & Co.                                                              185,300      6,090,811
                                                                                   ------------
MEDIA -- 3.2%
Time Warner Cable, Inc.                                                  237,054      5,878,936
Time Warner, Inc.                                                        944,400     18,396,912
                                                                                   ------------
                                                                                     24,275,848
                                                                                   ------------
METALS & MINING -- 1.2%
Nucor Corp. (a)                                                          237,400      9,061,558
                                                                                   ------------
MULTILINE RETAIL -- 5.7%
J.C. Penney Co., Inc. (a)                                                655,673     13,159,357
Sears Holdings Corp. *(a)                                                659,500     30,145,745
                                                                                   ------------
                                                                                     43,305,102
                                                                                   ------------
OIL, GAS & CONSUMABLE FUELS -- 2.1%
Chesapeake Energy Corp.                                                  431,900      7,368,214
ConocoPhillips                                                           217,300      8,509,468
                                                                                   ------------
                                                                                     15,877,682
                                                                                   ------------
PERSONAL PRODUCTS -- 1.0%
Avon Products, Inc.                                                      403,700      7,763,151
                                                                                   ------------
PHARMACEUTICALS -- 0.9%
Merck & Co., Inc.                                                        266,900      7,139,575
                                                                                   ------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 3.3%
Texas Instruments, Inc.                                                1,525,628     25,188,118
                                                                                   ------------
SOFTWARE -- 7.2%
CA, Inc.                                                               1,791,650     31,550,956
Electronic Arts, Inc. *                                                  723,272     13,156,318
Microsoft Corp.                                                          543,400      9,982,258
                                                                                   ------------
                                                                                     54,689,532
                                                                                   ------------
Total Common Stocks (Cost $1,218,800,056)                                           750,545,874
                                                                                   ------------

                                                                         PAR
SECURITY DESCRIPTION                                                    AMOUNT         VALUE
--------------------                                                 -----------   ------------
SHORT-TERM INVESTMENTS -- 8.5%
State Street Bank & Trust Co., Repurchase Agreement, dated 3/31/09 at 0.010% to be repurchased at $26,170,007 on 04/01/09
   collateralized by $2,460,000 FHLB at 0.000% due 05/14/09 with a
   value of $2,459,754.                                              $ 2,411,524      2,411,524
State Street Bank & Trust Co., Repurchase Agreement, dated 3/31/09 at 0.010% to be repurchased at $7,646,577 on 04/01/09
   collateralized by $7,685,000 FHLB at 3.000% due 04/15/09 with a
   value of $7,799,507.                                                7,646,575      7,646,575
State Street Bank & Trust Co., Repurchase Agreement, dated 3/31/09 at 0.010% to be repurchased at $16,111,906 on 04/01/09
   collateralized by $16,060,000 FHLB at 4.750% due 04/24/09 with
   a value of $16,439,016.                                            16,111,901     16,111,901
State Street Navigator Securities Lending Trust Prime Portfolio(b)    38,745,278     38,745,278
                                                                                   ------------
Total Short-Term Investments (Cost $64,915,278)                                      64,915,278
                                                                                   ------------

MET INVESTORS SERIES TRUST
LEGG MASON VALUE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2009
(Percentage of Net Assets)

TOTAL INVESTMENTS -- 107.2% (Cost $1,283,715,334#)                                 $815,461,152
                                                                                   ------------
Other Assets and Liabilities (net) -- (7.2)%                                        (54,561,030)
                                                                                   ------------
TOTAL NET ASSETS -- 100.0%                                                         $760,900,122
                                                                                   ============

PORTFOLIO FOOTNOTES:

*    Non-income producing security.

# Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes, are $17,522,707 and $485,776,889 respectively, resulting in a net unrealized depreciation of $468,254,182.

(a) A portion or all of the security was held on loan. As of March 31, 2009, the market value of securities loaned was $37,895,190 and the collateral received consisted of cash in the amount of $38,745,278. The cash collateral is invested in a money market fund managed by an affiliate of the custodian.

(b) Represents investment of collateral received from securities lending transactions.

FHLB - Federal Home Loan Bank

FAS 157 VALUATION DISCLOSURE
----------------------------

The Portfolio adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157), effective with the beginning of the Portfolio's fiscal year. FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements. Management has evaluated the application of FAS 157 to the Portfolio and has determined that the adoption of FAS 157 does not have a material impact on the Portfolio's financial statements. The three levels of the hierarchy under FAS 157 are described below:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio's net assets as of March 31, 2009:

                                                INVESTMENTS IN   SHORT SALES   OTHER FINANCIAL
VALUATION INPUTS                                  SECURITIES      AT VALUE       INSTRUMENTS*
---------------------------------------------   --------------   -----------   ---------------
LEVEL 1 - QUOTED PRICES                           $789,291,152        $0              $0
LEVEL 2 - OTHER SIGNIFICANT OBSERVABLE INPUTS       26,170,000         0               0
LEVEL 3 - SIGNIFICANT UNOBSERVABLE INPUTS                    0         0               0
                                                  ------------       ---             ---
TOTAL                                             $815,461,152        $0              $0

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument.

MET INVESTORS SERIES TRUST
LOOMIS SAYLES GLOBAL MARKETS PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited)
March 31, 2009
(Percentage of Net Assets)

                                                                                 PAR
SECURITY DESCRIPTION                                                            AMOUNT            VALUE
------------------------------------------------------------------------    ---------------    ---------------
MUNICIPAL BOND -- 0.1%
VIRGINIA -- 0.1%
Tobacco Settlement Financing Corp. 6.706%, due 06/01/46
   (Cost -- $1,399,687)                                                     $     1,400,000    $       689,374
                                                                                               ---------------
ASSET-BACKED SECURITIES -- 1.4%
Capital One Multi-Asset Execution Trust
  Series 2005-A10 0.636%, 09/15/15(a)                                             2,300,000          1,945,630
  Series 2006-A5 0.616%, 01/15/16(a)                                              7,665,000          6,454,739
Citibank Credit Card Issuance Trust 5.375%, due 04/10/13(h)                         600,000            770,195
MBNA Credit Card Master Note 4.150%, due 04/19/10(h)                                665,000            867,247
                                                                                               ---------------
Total Asset-Backed Securities (Cost $9,020,487)                                                     10,037,811
                                                                                               ---------------
DOMESTIC BONDS & DEBT SECURITIES -- 30.0%
AEROSPACE & DEFENSE -- 0.3%
Embraer Overseas, Ltd. 6.375%, due 01/24/17                                       1,470,000          1,198,050
Finmeccanica SpA 4.875%, due 03/24/25(h)                                            750,000            741,952
                                                                                               ---------------
                                                                                                     1,940,002
                                                                                               ---------------
AGRICULTURE -- 0.1%
BAT International Finance Plc 5.875%, due 03/12/15(h)                               300,000            393,482
Philip Morris International, Inc. 5.875%, due 09/04/15(h)                           450,000            616,912
                                                                                               ---------------
                                                                                                     1,010,394
                                                                                               ---------------
AIRLINES -- 0.3%
Delta Air Lines, Inc.
  8.954%, due 08/10/14                                                            1,944,160          1,166,495
  8.021%, due 08/10/22                                                            1,947,792          1,081,025
                                                                                               ---------------
                                                                                                     2,247,520
                                                                                               ---------------
AUTO COMPONENTS -- 0.1%
Goodyear Tire & Rubber Co. 7.000%, due 03/15/28                                   1,228,000            693,820
                                                                                               ---------------
AUTOMOBILES -- 0.4%
Ford Motor Co.
  6.625%, due 10/01/28                                                            5,610,000          1,711,050
  7.450%, due 07/16/31(b)                                                         1,400,000            451,500
General Motors Corp.
  8.250%, due 07/15/23(b)                                                         3,290,000            403,025
  8.375%, due 07/15/33(b)                                                            75,000              9,375
  7.400%, due 09/01/25                                                              215,000             25,800
                                                                                               ---------------
                                                                                                     2,600,750
                                                                                               ---------------
BEVERAGES -- 0.5%
Anheuser-Busch Cos., Inc.
  4.950%, due 01/15/14(b)                                                         2,020,000          1,960,869
  6.450%, due 09/01/37                                                              315,000            262,177
  6.500%, due 05/01/42                                                               50,000             38,930
Anheuser-Busch InBev Worldwide, Inc. 7.750%, due 01/15/19 (144A)(d)                 900,000            898,911
                                                                                               ---------------
                                                                                                     3,160,887
                                                                                               ---------------
BUILDING PRODUCTS -- 0.2%
Lafarge S.A.
  5.375%, due 06/26/17(h)                                                           350,000            334,733
  4.750%, due 03/23/20(h)                                                           275,000            230,063
Owens Corning, Inc.
  6.500%, due 12/01/16                                                               90,000             66,120
  7.000%, due 12/01/36                                                              140,000             78,611

MET INVESTORS SERIES TRUST
LOOMIS SAYLES GLOBAL MARKETS PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2009
(Percentage of Net Assets)

USG Corp.
  6.300%, due 11/15/16                                                      $       195,000    $       108,225
  7.750%, due 01/15/18                                                            1,495,000            919,425
                                                                                               ---------------
                                                                                                     1,737,177
                                                                                               ---------------
CAPITAL MARKETS -- 2.3%
Goldman Sachs Group, Inc. (The)
  2.238%, due 05/23/16(a)(h)                                                      1,650,000          1,467,779
  6.125%, due 02/15/33                                                              490,000            409,244
  6.750%, due 10/01/37                                                              800,000            542,386
  6.875%, due 01/18/38(j)                                                           500,000            467,441
Lehman Brothers Holdings, Inc.
  6.000%, due 05/03/32(c)                                                           145,000                 15
  6.875%, due 07/17/37(c)                                                         1,955,000                195
Morgan Stanley
  6.750%, due 04/15/11                                                            3,100,000          3,103,841
  5.375%, due 11/14/13(j)                                                         1,110,000          1,358,581
  4.750%, due 04/01/14                                                            1,515,000          1,239,943
  5.375%, due 10/15/15                                                            3,900,000          3,528,049
  5.450%, due 01/09/17                                                              820,000            731,367
  5.950%, due 12/28/17                                                            2,805,000          2,552,272
  6.250%, due 08/09/26                                                            1,200,000          1,019,805
                                                                                               ---------------
                                                                                                    16,420,918
                                                                                               ---------------
CHEMICALS -- 0.4%
Hercules, Inc. 6.500%, due 06/30/29                                                  10,000              3,550
LPG International, Inc. 7.250%, due 12/20/15(b)                                   1,465,000          1,358,788
Lubrizol Corp. 6.500%, due 10/01/34                                               1,500,000          1,145,475
                                                                                               ---------------
                                                                                                     2,507,813
                                                                                               ---------------
COMMERCIAL & PROFESSIONAL SERVICES -- 0.1%
United Rentals North America, Inc.
  7.750%, due 11/15/13(b)                                                           410,000            223,450
  7.000%, due 02/15/14(b)                                                           590,000            300,900
                                                                                               ---------------
                                                                                                       524,350
                                                                                               ---------------
COMMERCIAL BANKS -- 2.6%
Asian Development Bank 2.350%, due 06/21/27(k)                                  210,000,000          2,047,436
Barclays Financial LLC 4.060%, due 09/16/10 (144A)(d)                         1,240,000,000            901,280
Canara Bank (London Branch) 6.365%, due 11/28/21                                  1,700,000          1,301,762
European Investment Bank 1.250%, due 09/20/12(k)                                273,000,000          2,756,679
Export-Import Bank of Korea 8.125%, due 01/21/14                                  1,000,000          1,034,649
ICICI Bank, Ltd. 6.375%, due 04/30/22 (144A)(a)(d)                                1,955,000          1,102,159
Kreditanstalt fuer Wiederaufbau
  1.850%, due 09/20/10(k)                                                       353,000,000          3,617,959
  1.350%, due 01/20/14(k)                                                       264,000,000          2,644,335
  2.600%, due 06/20/37(k)                                                        84,000,000            822,401
Santander Issuances S.A. Unipersonal
  4.750%, due 05/29/19(a)(h)                                                        450,000            434,242
  4.500%, due 09/30/19(a)(h)                                                        300,000            272,787
Standard Chartered Bank 5.875%, due 09/26/17(h)                                     750,000            759,051
Wells Fargo & Co. 4.625%, due 11/02/35(j)                                           515,000            546,338
                                                                                               ---------------
                                                                                                    18,241,078
                                                                                               ---------------
COMMUNICATIONS EQUIPMENT -- 0.1%
Motorola, Inc.
  6.500%, due 09/01/25-11/15/28                                                     305,000            193,703
  6.625%, due 11/15/37                                                              355,000            219,531

MET INVESTORS SERIES TRUST
LOOMIS SAYLES GLOBAL MARKETS PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2009
(Percentage of Net Assets)

  5.220%, due 10/01/97                                                      $       170,000    $        68,551
                                                                                               ---------------
                                                                                                       481,785
                                                                                               ---------------
CONSTRUCTION MATERIALS -- 0.0%
Cemex Finance Europe B.V. 4.750%, due 03/05/14(h)                                   450,000            277,476
                                                                                               ---------------
CONSUMER FINANCE -- 1.7%
Caterpillar Financial Services Corp.
  6.125%, due 02/17/14                                                            1,920,000          1,866,484
  5.450%, due 04/15/18                                                              205,000            176,179
Ford Motor Credit Co. LLC
  5.700%, due 01/15/10                                                              840,000            719,635
  9.750%, due 09/15/10                                                              160,000            131,663
  8.625%, due 11/01/10                                                            2,070,000          1,649,308
  7.000%, due 10/01/13                                                            7,160,000          4,791,773
GMAC LLC
  7.250%, due 03/02/11 (144A)(d)                                                    303,000            224,441
  6.875%, due 09/15/11-08/28/12 (144A)(d)                                           309,000            210,851
  6.000%, due 12/15/11 (144A)(d)                                                  1,167,000            794,949
  7.000%, due 02/01/12 (144A)(b)(d)                                                 281,000            194,205
  6.625%, due 05/15/12 (144A)(d)                                                    563,000            377,914
  7.500%, due 12/31/13 (144A)(d)                                                    191,000             91,884
  6.750%, due 12/01/14 (144A)(d)                                                    675,000            392,668
  8.000%, due 12/31/18-11/01/31 (144A)(d)                                         1,184,000            484,855
                                                                                               ---------------
                                                                                                    12,106,809
                                                                                               ---------------
CONTAINERS & PACKAGING -- 0.1%
OI European Group B.V. 6.875%, due 03/31/17 (144A)(d)(h)                            100,000            116,692
Owens Brockway Glass Container, Inc. 6.750%, due 12/01/14(h)                        300,000            365,990
                                                                                               ---------------
                                                                                                       482,682
                                                                                               ---------------
DISTRIBUTORS -- 0.1%
Marfrig Overseas, Ltd. 9.625%, due 11/16/16 (144A)(d)                             1,380,000            834,900
                                                                                               ---------------
DIVERSIFIED FINANCIAL SERVICES -- 2.4%
CIT Group, Inc.
  4.250%, due 09/22/11(h)                                                           720,000            596,723
  3.800%, due 11/14/12(h)                                                           700,000            515,171
  7.625%, due 11/30/12                                                            3,117,000          2,295,889
  5.400%, due 03/07/13                                                              493,000            307,742
  4.250%, due 03/17/15                                                               75,000             49,230
  5.500%, due 12/20/16(j)                                                           200,000            138,681
  12.000%, due 12/18/18 (144A)(d)                                                 5,554,000          3,228,707
General Electric Capital Corp.
  1.450%, due 11/10/11(k)                                                        35,000,000            301,038
  1.000%, due 03/21/12(k)                                                        60,000,000            501,491
  4.875%, due 03/04/15                                                            2,105,000          1,870,758
  5.625%, due 05/01/18                                                              420,000            365,822
  5.875%, due 01/14/38                                                              290,000            207,730
Japan Finance Corp. 1.350%, due 11/26/13(k)                                     201,000,000          2,061,390
Level 3 Financing, Inc.
  9.250%, due 11/01/14                                                               50,000             34,750
  8.750%, due 02/15/17                                                               55,000             35,475
SLM Corp.
  4.000%, due 01/15/10                                                               10,000              8,440
  4.500%, due 07/26/10                                                               10,000              7,502
  5.400%, due 10/25/11                                                               80,000             49,626
  5.125%, due 08/27/12                                                               90,000             48,542
  5.375%, due 01/15/13-05/15/14                                                     595,000            316,840
  5.000%, due 10/01/13-06/15/18                                                   3,635,000          1,812,584

MET INVESTORS SERIES TRUST
LOOMIS SAYLES GLOBAL MARKETS PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2009
(Percentage of Net Assets)

  5.050%, due 11/14/14                                                      $       790,000    $       418,632
  8.450%, due 06/15/18                                                            1,775,000            959,934
  5.625%, due 08/01/33                                                            1,340,000            537,305
                                                                                               ---------------
                                                                                                    16,670,002
                                                                                               ---------------
DIVERSIFIED TELECOMMUNICATION SERVICES -- 2.6%
AT&T, Inc. 6.500%, due 09/01/37                                                   2,205,000          1,995,895
Axtel S.A.B. de C.V. 7.625%, due 02/01/17 (144A)(d)                               1,660,000          1,099,750
GTE Corp. 6.940%, due 04/15/28                                                       55,000             49,372
Hanarotelecom, Inc. 7.000%, due 02/01/12 (144A)(d)                                2,300,000          2,070,000
Koninklijke KPN N.V. 6.500%, due 01/15/16(h)                                         50,000             68,867
Level 3 Communications, Inc. 3.500%, due 06/15/12                                 1,320,000            554,400
New England Telephone and Telegraph Co. 7.875%, due 11/15/29                        415,000            388,196
Qwest Capital Funding, Inc.
  6.500%, due 11/15/18                                                              870,000            595,950
  7.625%, due 08/03/21                                                            1,070,000            765,050
  6.875%, due 07/15/28                                                              835,000            530,225
  7.750%, due 02/15/31                                                            1,445,000            960,925
Qwest Corp. 6.875%, due 09/15/33                                                    970,000            640,200
Royal KPN N.V. 4.750%, due 01/17/17(h)                                              550,000            676,075
Sprint Capital Corp.
  6.900%, due 05/01/19                                                            1,015,000            720,650
  6.875%, due 11/15/28                                                              970,000            596,550
  8.750%, due 03/15/32                                                              350,000            236,250
Telecom Italia Capital S.A.
  4.950%, due 09/30/14                                                              310,000            267,974
  6.000%, due 09/30/34                                                              350,000            239,415
Telecom Italia S.p.A. 5.375%, due 01/29/19(h)                                       100,000            108,198
Telefonica Emisiones SAU 4.375%, due 02/02/16(h)                                    240,000            300,449
Verizon Communications, Inc.
  6.100%, due 04/15/18                                                              732,000            726,425
  5.850%, due 09/15/35                                                              846,000            720,989
  6.400%, due 02/15/38                                                              342,000            311,002
Verizon Maryland, Inc. 5.125%, due 06/15/33                                         130,000             90,318
Verizon New York, Inc. 7.375%, due 04/01/32                                       3,400,000          3,162,986
Verizon Wireless Capital LLC 8.750%, due 12/18/15                                   340,000            508,818
                                                                                               ---------------
                                                                                                    18,384,929
                                                                                               ---------------
ELECTRIC UTILITIES -- 0.8%
Abu Dhabi National Energy Co.
  7.250%, due 08/01/18 (144A)(d)                                                  1,070,000            991,403
  6.500%, due 10/27/36 (144A)(d)                                                  1,300,000            968,606
Exelon Corp. 4.900%, due 06/15/15                                                 2,750,000          2,337,962
Florida Power & Light Co. 4.950%, due 06/01/35                                      940,000            827,878
Ohio Edison Co. 6.875%, due 07/15/36                                                320,000            289,551
                                                                                               ---------------
                                                                                                     5,415,400
                                                                                               ---------------
ENERGY RESOURCES -- 0.5%
NGPL PipeCo LLC 7.768%, due 12/15/37 (144A)(d)                                    1,545,000          1,350,800
Southern Natural Gas Co. 7.350%, due 02/15/31                                       365,000            309,006
Williams Cos., Inc. 7.875%, due 09/01/21                                          1,945,000          1,802,556
                                                                                               ---------------
                                                                                                     3,462,362
                                                                                               ---------------
FOOD & STAPLES RETAILING -- 0.4%
Safeway, Inc. 6.350%, due 08/15/17(b)                                             2,500,000          2,566,178
                                                                                               ---------------
FOOD PRODUCTS -- 1.0%
Albertson's, Inc. 7.450%, due 08/01/29                                            5,470,000          4,567,450
Kraft Foods, Inc.
  6.250%, due 03/20/15(h)                                                           350,000            482,047

MET INVESTORS SERIES TRUST
LOOMIS SAYLES GLOBAL MARKETS PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2009
(Percentage of Net Assets)

  6.500%, due 08/11/17                                                      $     1,110,000    $     1,144,844
  7.000%, due 08/11/37                                                              905,000            899,918
                                                                                               ---------------
                                                                                                     7,094,259
                                                                                               ---------------
GAS UTILITIES -- 0.1%
Transportadora de Gas del Sur S.A. 7.875%, due 05/14/17 (144A)(d)                   865,000            497,375
                                                                                               ---------------
HEALTH CARE EQUIPMENT & SUPPLIES -- 0.2%
Boston Scientific Corp.
  5.450%, due 06/15/14                                                               65,000             59,800
  6.400%, due 06/15/16                                                              470,000            439,450
  7.000%, due 11/15/35                                                              770,000            658,350
                                                                                               ---------------
                                                                                                     1,157,600
                                                                                               ---------------
HEALTH CARE PROVIDERS & SERVICES -- 1.5%
DASA Finance Corp. 8.750%, due 05/29/18 (144A)(d)                                 1,030,000            798,250
HCA, Inc.
  6.750%, due 07/15/13                                                              100,000             75,250
  6.375%, due 01/15/15                                                              345,000            227,700
  7.190%, due 11/15/15                                                            1,150,000            782,621
  8.360%, due 04/15/24                                                            1,025,000            579,866
  7.690%, due 06/15/25                                                              755,000            396,983
  7.500%, due 12/15/23-11/06/33                                                   5,375,000          2,723,772
  8.750%, due 11/01/10                                                              375,000            498,608
  6.300%, due 10/01/12                                                            1,105,000            928,200
  6.250%, due 02/15/13                                                              260,000            196,300
  5.750%, due 03/15/14                                                              195,000            128,700
  6.500%, due 02/15/16                                                            2,185,000          1,442,100
  7.580%, due 09/15/25                                                              625,000            323,819
  7.050%, due 12/01/27                                                               80,000             39,268
  7.750%, due 07/15/36                                                            1,420,000            725,332
Tenet Healthcare Corp.
  6.875%, due 11/15/31                                                              910,000            455,000
  6.500%, due 06/01/12                                                               55,000             47,076
  7.375%, due 02/01/13                                                               45,000             36,000
UnitedHealth Group, Inc. 6.875%, due 02/15/38                                       260,000            231,306
                                                                                               ---------------
                                                                                                    10,636,151
                                                                                               ---------------
HOTELS, RESTAURANTS & LEISURE -- 0.0%
Six Flags, Inc. 9.625%, due 06/01/14(b)                                           3,425,000            325,375
                                                                                               ---------------
HOUSEHOLD DURABLES -- 1.0%
Desarrolladora Homex S.A. de C.V. 7.500%, due 09/28/15                              985,000            669,800
K. Hovnanian Enterprises, Inc.
  7.750%, due 05/15/13(b)                                                            30,000              7,950
  6.375%, due 12/15/14                                                              170,000             47,600
  8.875%, due 04/01/12                                                              150,000             53,250
  6.250%, due 01/15/15-01/15/16                                                   1,810,000            497,750
  7.500%, due 05/15/16                                                               15,000              4,200
Lennar Corp.
  5.125%, due 10/01/10                                                              160,000            140,800
  5.500%, due 09/01/14                                                              195,000            141,375
  5.600%, due 05/31/15                                                            4,405,000          3,160,587
  6.500%, due 04/15/16                                                              535,000            387,875
Pulte Homes, Inc.
  5.200%, due 02/15/15                                                               35,000             27,869
  6.375%, due 05/15/33                                                            1,580,000            971,700
  6.000%, due 02/15/35                                                            1,925,000          1,183,875
                                                                                               ---------------
                                                                                                     7,294,631
                                                                                               ---------------

MET INVESTORS SERIES TRUST
LOOMIS SAYLES GLOBAL MARKETS PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2009
(Percentage of Net Assets)

INDUSTRIAL CONGLOMERATES -- 0.3%
Bombardier, Inc. 7.250%, due 11/15/16 (144A)(d)(h)                          $       400,000    $       352,730
Borden, Inc.
  8.375%, due 04/15/16                                                            3,030,000            318,150
  9.200%, due 03/15/21                                                            1,910,000            200,550
  7.875%, due 02/15/23                                                              899,000             94,395
Textron, Inc. 3.875%, due 03/11/13(h)                                               650,000            409,418
Wendel
  4.875%, due 05/26/16(h)                                                           750,000            532,534
  4.375%, due 08/09/17(h)                                                           450,000            322,230
                                                                                               ---------------
                                                                                                     2,230,007
                                                                                               ---------------
INSURANCE -- 0.0%
PPR 4.000%, due 01/29/13(h)                                                         250,000            301,930
                                                                                               ---------------
MACHINERY -- 0.1%
Cummins, Inc. 6.750%, due 02/15/27                                                  509,000            354,939
                                                                                               ---------------
MEDIA -- 1.4%
Clear Channel Communications, Inc.
  5.750%, due 01/15/13                                                              520,000             80,600
  4.900%, due 05/15/15                                                               55,000              7,975
  5.500%, due 12/15/16                                                            2,720,000            380,800
  6.875%, due 06/15/18                                                                5,000                725
Comcast Corp.
  5.650%, due 06/15/35                                                              265,000            210,488
  6.950%, due 08/15/37                                                            6,735,000          6,290,261
News America, Inc. 6.150%, due 03/01/37                                             305,000            222,992
R.H. Donnelley, Inc. 11.750%, due 05/15/15 (144A)(d)                                500,000             67,500
Time Warner Cable, Inc.
  5.850%, due 05/01/17                                                              435,000            390,582
  6.750%, due 07/01/18                                                              505,000            474,839
Time Warner, Inc. 6.500%, due 11/15/36                                               45,000             37,119
Viacom, Inc. - Class B 6.875%, due 04/30/36                                       2,200,000          1,609,159
Wolters Kluwer N.V. 6.375%, due 04/10/18                                            300,000            376,346
                                                                                               ---------------
                                                                                                    10,149,386
                                                                                               ---------------
METALS & MINING -- 0.5%
Ispat Inland ULC 9.750%, due 04/01/14                                             1,092,000            993,727
Ranhill Labuan, Ltd. 12.500%, due 10/26/11 (144A)(d)                              1,230,000            738,000
United States Steel Corp. 6.650%, due 06/01/37                                    2,080,000          1,177,461
Vale Overseas, Ltd. 6.875%, due 11/21/36                                          1,044,000            906,755
                                                                                               ---------------
                                                                                                     3,815,943
                                                                                               ---------------
MULTILINE RETAIL -- 0.3%
JC Penney Corp., Inc.
  5.750%, due 02/15/18                                                              230,000            162,004
  6.375%, due 10/15/36                                                            3,180,000          1,992,750
  7.400%, due 04/01/37                                                              210,000            133,652
  7.625%, due 03/01/97                                                              250,000            158,883
                                                                                               ---------------
                                                                                                     2,447,289
                                                                                               ---------------
OFFICE FURNISHING & SUPPLIES -- 0.6%
Xerox Corp.
  6.750%, due 02/01/17                                                            1,240,000            948,378
  6.350%, due 05/15/18                                                            4,115,000          3,070,539
                                                                                               ---------------
                                                                                                     4,018,917
                                                                                               ---------------
OIL & GAS EXPLORATION & PRODUCTION -- 0.3%
Petroleos Mexicanos 8.000%, due 05/03/19 (144A)(d)                                1,000,000            980,000

MET INVESTORS SERIES TRUST
LOOMIS SAYLES GLOBAL MARKETS PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2009
(Percentage of Net Assets)

Valero Energy Corp. 6.625%, due 06/15/37                                    $     1,396,000    $       989,316
                                                                                               ---------------
                                                                                                     1,969,316
                                                                                               ---------------
OIL, GAS & CONSUMABLE FUELS -- 1.4%
Anadarko Petroleum Corp.
  5.950%, due 09/15/16                                                              365,000            314,820
  6.450%, due 09/15/36                                                            1,442,000          1,010,493
Chesapeake Energy Corp.
  6.250%, due 01/15/17(h)                                                           650,000            642,140
  6.500%, due 08/15/17                                                              155,000            127,100
  6.875%, due 11/15/20                                                              600,000            472,500
Colorado Interstate Gas Co. 6.800%, due 11/15/15                                      5,000              4,712
El Paso Corp. 6.950%, due 06/01/28                                                    5,000              3,473
Hilcorp Energy I LP/Hilcorp Finance Co. 7.750%, due 11/01/15 (144A)(d)              850,000            624,750
Midamerican Energy Holdings Co. 6.500%, due 09/15/37                                595,000            551,937
NGC Corp. Capital Trust, Series B 8.316%, due 06/01/27(b)                           540,000            218,700
Noble Group, Ltd. 8.500%, due 05/30/13 (144A)(d)                                    300,000            235,884
Tennessee Gas Pipeline Co.
  7.000%, due 03/15/27                                                              870,000            750,251
  7.000%, due 10/15/28(b)                                                         4,635,000          3,965,970
TXU Corp.
  5.550%, due 11/15/14                                                              630,000            237,565
  6.500%, due 11/15/24                                                            1,620,000            462,550
  6.550%, due 11/15/34                                                              120,000             33,124
                                                                                               ---------------
                                                                                                     9,655,969
                                                                                               ---------------
PAPER & FOREST PRODUCTS -- 0.8%
Georgia-Pacific Corp.
  8.000%, due 01/15/24                                                            2,300,000          1,840,000
  7.375%, due 12/01/25                                                              415,000            300,875
  7.250%, due 06/01/28                                                              120,000             84,000
  7.750%, due 11/15/29                                                            1,995,000          1,486,275
  8.875%, due 05/15/31                                                            1,960,000          1,577,800
Sappi Papier Holding AG 7.500%, due 06/15/32 (144A)(d)                              715,000            277,420
                                                                                               ---------------
                                                                                                     5,566,370
                                                                                               ---------------
PHARMACEUTICALS -- 0.8%
Bristol-Myers Squibb Co. 4.625%, due 11/15/21(h)                                    300,000            366,609
Johnson & Johnson 5.950%, due 08/15/37                                            5,000,000          5,302,260
                                                                                               ---------------
                                                                                                     5,668,869
                                                                                               ---------------
REAL ESTATE -- 0.1%
Highwoods Properties, Inc. 5.850%, due 03/15/17                                   1,445,000            894,802
                                                                                               ---------------
REAL ESTATE INVESTMENT TRUSTS (REITS) -- 0.2%
Colonial Realty LP 6.050%, due 09/01/16                                             175,000            106,307
iStar Financial, Inc.
  5.650%, due 09/15/11                                                              180,000             73,833
  5.500%, due 06/15/12                                                              115,000             39,122
  8.625%, due 06/01/13                                                            3,255,000          1,042,241
  5.950%, due 10/15/13                                                              955,000            286,708
  5.700%, due 03/01/14(b)                                                           125,000             36,278
  6.050%, due 04/15/15                                                               40,000             11,610
  5.875%, due 03/15/16                                                               40,000             11,612
                                                                                               ---------------
                                                                                                     1,607,711
                                                                                               ---------------
ROAD & RAIL -- 0.2%
CSX Corp. 6.250%, due 03/15/18                                                    1,270,000          1,095,843

MET INVESTORS SERIES TRUST
LOOMIS SAYLES GLOBAL MARKETS PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2009
(Percentage of Net Assets)

DP World, Ltd. 6.850%, due 07/02/37 (144A)(d)                               $     1,300,000    $       624,209
                                                                                               ---------------
                                                                                                     1,720,052
                                                                                               ---------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 0.0%
Amkor Technology, Inc. 7.750%, due 05/15/13                                         105,000             84,919
                                                                                               ---------------
SOFTWARE -- 0.0%
Bite Finance International B.V. 5.150%, due 03/15/14 (144A)(a)(d)(h)                280,000            148,518
                                                                                               ---------------
SPECIALTY RETAIL -- 0.9%
Edcon Proprietary, Ltd.
  4.900%, due 06/15/14 (144A)(a)(d)(h)                                              870,000            438,392
  4.900%, due 06/15/14(a)(h)                                                        610,000            307,379
Home Depot, Inc.
  5.400%, due 03/01/16                                                              755,000            679,619
  5.875%, due 12/16/36                                                            4,810,000          3,415,855
Toys R US, Inc.
  7.875%, due 04/15/13                                                              565,000            201,281
  7.375%, due 10/15/18                                                            3,615,000          1,174,875
                                                                                               ---------------
                                                                                                     6,217,401
                                                                                               ---------------
TEXTILES, APPAREL & LUXURY GOODS -- 0.0%
Kellwood Co. 7.625%, due 10/15/17                                                 1,250,000             62,500
                                                                                               ---------------
THRIFTS & MORTGAGE FINANCE -- 0.1%
Countrywide Home Loans, Inc., Series L 4.000%, due 03/22/11                         454,000            404,197
Odebrecht Finance, Ltd. 7.500%, due 10/18/17 (144A)(d)                              400,000            349,000
                                                                                               ---------------
                                                                                                       753,197
                                                                                               ---------------
TOBACCO -- 1.6%
Altria Group, Inc. 8.500%, due 11/10/13                                          10,000,000         10,855,850
Imperial Tobacco Finance Plc 4.375%, due 11/22/13(h)                                200,000            236,812
Reynolds American, Inc.
  6.750%, due 06/15/17                                                              510,000            436,035
  7.250%, due 06/15/37                                                              125,000             91,492
                                                                                               ---------------
                                                                                                    11,620,189
                                                                                               ---------------
WATER UTILITIES -- 0.2%
Veolia Environnement
  4.000%, due 02/12/16(h)                                                         1,100,000          1,340,407
  5.125%, due 05/24/22(h)                                                           235,000            263,766
                                                                                               ---------------
                                                                                                     1,604,173
                                                                                               ---------------
WIRELESS TELECOMMUNICATION SERVICES -- 0.4%
Nextel Communications, Inc.
  7.375%, due 08/01/15                                                            2,125,000          1,136,875
  6.875%, due 10/31/13                                                              477,000            274,275
  Series F 5.950%, 03/15/14                                                         754,000            422,240
SK Telecom Co., Ltd. 6.625%, due 07/20/27 (144A)(b)(d)                            1,175,000            979,703
Sprint Nextel Corp. 6.000%, due 12/01/16                                            109,000             78,480
                                                                                               ---------------
                                                                                                     2,891,573
                                                                                               ---------------
Total Domestic Bonds & Debt Securities (Cost $271,199,067)                                         212,556,593
                                                                                               ---------------
U.S. GOVERNMENT & AGENCY OBLIGATION -- 0.7%
U.S. Treasury Note 1.125%, due 12/15/11
   (Cost -- $4,795,170)                                                           4,770,000          4,783,790
                                                                                               ---------------
FOREIGN BONDS & DEBT SECURITIES -- 2.6%
AUSTRALIA -- 0.1%
New South Wales Treasury Corp. 7.000%, due 12/01/10                                 645,000            472,044
                                                                                               ---------------

MET INVESTORS SERIES TRUST
LOOMIS SAYLES GLOBAL MARKETS PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2009
(Percentage of Net Assets)

BRAZIL -- 0.0%
ISA Capital do Brasil S.A. 7.875%, due 01/30/12 (144A)(d)                   $       105,000    $       100,800
                                                                                               ---------------
CANADA -- 0.3%
Canadian Government Bond 4.500%, due 06/01/15(i)                                  2,625,000          2,388,459
                                                                                               ---------------
COLOMBIA -- 0.2%
Colombia Government International Bond
  11.750%, due 03/01/10(g)                                                      243,000,000             98,588
  12.000%, due 10/22/15(g)                                                    2,606,000,000          1,149,325
Republic of Colombia 9.850%, due 06/28/27(g)                                    440,000,000            171,191
                                                                                               ---------------
                                                                                                     1,419,104
                                                                                               ---------------
GERMANY -- 0.7%
Bundesobligation 4.000%, due 10/11/13(h)                                            665,000            951,148
Bundesrepublik Deutschland 4.000%, due 01/04/37(h)                                  985,000          1,322,347
Bundesschatzanweisungen, Series 1 4.000%, due 12/11/09                            2,000,000          2,706,151
                                                                                               ---------------
                                                                                                     4,979,646
                                                                                               ---------------
NORWAY -- 0.5%
Government of Norway 5.500%, due 05/15/09                                        12,600,000          1,875,410
Norwegian Government Bond
  6.500%, due 05/15/13                                                            8,805,000          1,495,193
  4.250%, due 05/19/17                                                            1,950,000            302,858
                                                                                               ---------------
                                                                                                     3,673,461
                                                                                               ---------------
SOUTH AFRICA -- 0.4%
Republic of South Africa 4.500%, due 04/05/16(h)                                  2,720,000          3,043,467
                                                                                               ---------------
UNITED KINGDOM -- 0.1%
BSkyB Finance UK Plc 5.750%, due 10/20/17(j)                                        555,000            728,220
                                                                                               ---------------
URUGUAY -- 0.3%
Uruguay Government International Bond 4.250%, due 04/05/27(l)                    68,000,000          1,806,757
                                                                                               ---------------
Total Foreign Bonds & Debt Securities (Cost $20,995,606)                                            18,611,958
                                                                                               ---------------
FOREIGN BONDS & DEBT SECURITES - EMERGING MARKETS -- 1.2%
SOVEREIGN -- 1.2%
Brazil Notas do Tesouro Nacional
    Series B 6.000%, due 08/15/10(f)                                                100,000            793,280
    Series F 10.000%, due 01/01/14(f)                                               270,000          1,125,638
Federal Republic of Brazil 7.125%, due 01/20/37(b)                                   98,000             98,735
Indonesia Government International Bond
  11.625%, due 03/04/19 (144A)(d)                                                   500,000            546,250
  7.750%, due 01/17/38 (144A)(d)                                                  1,750,000          1,365,000
Mexican Bonos 9.000%, due 12/24/09                                               40,000,000          2,867,112
Philippine Government International Bond 8.375%, due 06/17/19(b)                  1,000,000          1,095,000
Republic of Indonesia 6.625%, due 02/17/37 (144A)(d)                                200,000            137,000
United Mexican States 6.050%, due 01/11/40                                          294,000            252,840
                                                                                               ---------------
Total Foreign Bonds & Debt Securites - Emerging Markets (Cost $8,434,310)                            8,280,855
                                                                                               ---------------
CONVERTIBLE BONDS -- 0.9%
BIOTECHNOLOGY -- 0.3%
Vertex Pharmaceuticals, Inc. 4.750%, due 02/15/13                                 1,880,000          2,469,850
                                                                                               ---------------
DIVERSIFIED TELECOMMUNICATION SERVICES -- 0.2%
Level 3 Communications, Inc.
  6.000%, due 09/15/09                                                              625,000            603,125
  6.000%, due 03/15/10(b)                                                            20,000             17,204
  2.875%, due 07/15/10                                                            1,310,000            957,938

MET INVESTORS SERIES TRUST
LOOMIS SAYLES GLOBAL MARKETS PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2009
(Percentage of Net Assets)

  5.250%, due 12/15/11                                                      $       255,000    $       131,325
                                                                                               ---------------
                                                                                                     1,709,592
                                                                                               ---------------
PHARMACEUTICALS -- 0.2%
Valeant Pharmaceuticals 3.000%, due 08/16/10                                      1,150,000          1,106,875
                                                                                               ---------------
REAL ESTATE INVESTMENT TRUSTS (REITS) -- 0.1%
iStar Financial, Inc. 1.935%, due 10/01/12(a)                                     1,150,000            353,625
                                                                                               ---------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 0.1%
Kulicke & Soffa Industries, Inc. 0.875%, due 06/01/12                               910,000            435,662
                                                                                               ---------------
WIRELESS TELECOMMUNICATION SERVICES -- 0.0%
NII Holdings, Inc. 3.125%, due 06/15/12                                             400,000            280,000
                                                                                               ---------------
Total Convertible Bonds (Cost $7,344,388)                                                            6,355,604
                                                                                               ---------------

SECURITY DESCRIPTION                                                               SHARES           VALUE
------------------------------------------------------------------------         ----------    ---------------
COMMON STOCKS -- 58.4%
AEROSPACE & DEFENSE -- 0.8%
Goodrich Corp.                                                                      142,829          5,411,791
                                                                                               ---------------
BIOTECHNOLOGY -- 3.8%
Actelion, Ltd.*                                                                     118,681          5,413,080
CSL, Ltd.                                                                           284,451          6,407,981
Gilead Sciences, Inc.*                                                              182,878          8,470,909
Myriad Genetics, Inc.*(b)                                                           143,612          6,530,038
                                                                                               ---------------
                                                                                                    26,822,008
                                                                                               ---------------
CAPITAL MARKETS -- 0.7%
Morgan Stanley                                                                      214,674          4,888,127
                                                                                               ---------------
CHEMICALS -- 3.6%
Monsanto Co.                                                                        242,930         20,187,483
Sociedad Quimica y Minera de Chile S.A. (ADR)                                       201,442          5,350,299
                                                                                               ---------------
                                                                                                    25,537,782
                                                                                               ---------------
COMMERCIAL BANKS -- 1.3%
PNC Financial Services Group, Inc.                                                  116,674          3,417,381
Standard Chartered Plc                                                              484,960          5,994,088
                                                                                               ---------------
                                                                                                     9,411,469
                                                                                               ---------------
COMMUNICATIONS EQUIPMENT -- 4.0%
Cisco Systems, Inc.*                                                                388,741          6,519,187
Nokia Oyj (ADR)                                                                     301,502          3,518,528
QUALCOMM, Inc.                                                                      474,317         18,455,674
                                                                                               ---------------
                                                                                                    28,493,389
                                                                                               ---------------
COMPUTERS & PERIPHERALS -- 5.2%
Apple, Inc.*                                                                        196,753         20,682,675
Hewlett-Packard Co.                                                                 134,374          4,308,031
International Business Machines Corp.                                               120,673         11,692,007
                                                                                               ---------------
                                                                                                    36,682,713
                                                                                               ---------------
CONSTRUCTION & ENGINEERING -- 1.2%
Jacobs Engineering Group, Inc.*                                                     110,688          4,279,198
URS Corp.*                                                                          105,473          4,262,164
                                                                                               ---------------
                                                                                                     8,541,362
                                                                                               ---------------
DIVERSIFIED FINANCIAL SERVICES -- 2.1%
Goldman Sachs Group, Inc. (The)                                                   1,813,727         12,072,812
Goldman Sachs Group, L.P.                                                         3,385,000          3,099,951
                                                                                               ---------------
                                                                                                    15,172,763
                                                                                               ---------------
DIVERSIFIED TELECOMMUNICATION SERVICES -- 1.0%
AT&T, Inc.                                                                          265,650          6,694,380
                                                                                               ---------------

MET INVESTORS SERIES TRUST
LOOMIS SAYLES GLOBAL MARKETS PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2009
(Percentage of Net Assets)

ELECTRICAL EQUIPMENT -- 2.4%
ABB, Ltd.*                                                                          499,702    $     6,932,292
First Solar, Inc.*(b)                                                                75,297          9,991,912
                                                                                               ---------------
                                                                                                    16,924,204
                                                                                               ---------------
FOOD & STAPLES RETAILING -- 0.4%
BIM Birlesik Magazalar A.S.                                                         124,700          2,649,054
                                                                                               ---------------
FOOD PRODUCTS -- 0.5%
Want Want China Holdings, Ltd.                                                    8,214,000          3,814,782
                                                                                               ---------------
HEALTH CARE EQUIPMENT & SUPPLIES -- 0.5%
Covidien, Ltd.                                                                      111,867          3,718,459
                                                                                               ---------------
HOTELS, RESTAURANTS & LEISURE -- 1.2%
McDonald's Corp.                                                                    154,944          8,455,294
                                                                                               ---------------
INDUSTRIAL CONGLOMERATES -- 1.0%
Siemens AG                                                                          127,992          7,315,657
                                                                                               ---------------
INSURANCE -- 1.4%
Fidelity National Financial, Inc. - Class A                                         520,145         10,148,029
                                                                                               ---------------
INTERNET & CATALOG RETAIL -- 2.4%
Amazon.com, Inc.*(b)                                                                145,212         10,664,369
Priceline.com, Inc.*(b)                                                              76,107          5,995,710
                                                                                               ---------------
                                                                                                    16,660,079
                                                                                               ---------------
INTERNET SOFTWARE & SERVICES -- 1.2%
Google, Inc. - Class A*                                                              23,519          8,186,023
                                                                                               ---------------
IT SERVICES -- 3.8%
MasterCard, Inc. - Class A(b)                                                        51,513          8,627,397
Redecard S.A.                                                                       364,400          4,440,331
Visa, Inc. - Class A(b)                                                             247,580         13,765,448
                                                                                               ---------------
                                                                                                    26,833,176
                                                                                               ---------------
MACHINERY -- 0.6%
China South Locomotive and Rolling Stock Corp., Ltd.*                             9,668,000          4,417,504
                                                                                               ---------------
MEDIA -- 0.5%
News Corp. - Class A                                                                541,679          3,585,915
                                                                                               ---------------
METALS & MINING -- 1.3%
Companhia Vale do Rio Doce (ADR)(b)                                                 338,324          4,499,709
Freeport-McMoRan Copper & Gold, Inc.                                                117,517          4,478,573
                                                                                               ---------------
                                                                                                     8,978,282
                                                                                               ---------------
OIL, GAS & CONSUMABLE FUELS -- 5.1%
BG Group Plc                                                                        431,102          6,510,848
Petroleo Brasileiro S.A.                                                            542,700          8,341,070
Range Resources Corp.                                                               159,303          6,556,911
Southwestern Energy Co.*(b)                                                         289,497          8,595,166
XTO Energy, Inc.                                                                    191,277          5,856,902
                                                                                               ---------------
                                                                                                    35,860,897
                                                                                               ---------------
PHARMACEUTICALS -- 2.7%
Mylan, Inc.*(b)                                                                     437,474          5,866,526
Novo Nordisk A.S.                                                                   166,242          7,959,248
Teva Pharmaceutical Industries, Ltd. (ADR)                                          108,837          4,903,107
                                                                                               ---------------
                                                                                                    18,728,881
                                                                                               ---------------
PROFESSIONAL SERVICES -- 1.1%
Capita Group Plc                                                                    829,707          8,036,420
                                                                                               ---------------
REAL ESTATE MANAGEMENT & DEVELOPMENT -- 1.5%
China Overseas Land & Investment, Ltd.                                            6,656,000         10,450,585
                                                                                               ---------------

MET INVESTORS SERIES TRUST
LOOMIS SAYLES GLOBAL MARKETS PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2009
(Percentage of Net Assets)

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 2.4%
Broadcom Corp. - Class A*(b)                                                        273,095    $     5,456,438
MediaTek, Inc.                                                                      555,000          5,254,742
Samsung Electronics Co., Ltd.                                                        15,826          6,536,316
                                                                                               ---------------
                                                                                                    17,247,496
                                                                                               ---------------
SOFTWARE -- 2.8%
McAfee, Inc.*(b)                                                                    280,776          9,405,996
Nintendo Co., Ltd.                                                                   16,527          4,839,634
Oracle Corp.*                                                                       322,995          5,836,520
                                                                                               ---------------
                                                                                                    20,082,150
                                                                                               ---------------
SPECIALTY RETAIL -- 1.9%
AutoZone, Inc.*(b)                                                                   39,910          6,490,164
Industria de Diseno Textil S.A.                                                     174,044          6,756,583
                                                                                               ---------------
                                                                                                    13,246,747
                                                                                               ---------------
Total Common Stocks (Cost $478,747,360)                                                            412,995,418
                                                                                               ---------------
PREFERRED STOCKS -- 0.9%
COMMERCIAL BANKS -- 0.8%
Itau Unibanco Banco Multiplo S.A.                                                   522,604          5,823,234
                                                                                               ---------------
DIVERSIFIED FINANCIAL SERVICES -- 0.1%
Preferred Blocker, Inc. 7.000%  (144A)(d)                                               906            180,379
                                                                                               ---------------
THRIFTS & MORTGAGE FINANCE -- 0.0%
Federal Home Loan Mortgage Corp.                                                     52,166             23,996
Federal National Mortgage Assoc.(b)                                                  71,600             50,836
                                                                                               ---------------
                                                                                                        74,832
                                                                                               ---------------
Total Preferred Stocks (Cost $10,151,396)                                                            6,078,445
                                                                                               ---------------
CONVERTIBLE PREFERRED STOCKS -- 0.1%
CONSUMER FINANCE -- 0.0%
SLM Corp. 6.000%, due 12/15/43                                                        6,350             58,737
                                                                                               ---------------
TELECOMMUNICATION SERVICES - DIVERSIFIED -- 0.1%
Lucent Technologies Capital Trust I 7.750%, due 03/15/17                              2,063            583,829
                                                                                               ---------------
Total Convertible Preferred Stocks (Cost $1,600,636)                                                   642,566
                                                                                               ---------------

                                                                                 PAR
SECURITY DESCRIPTION                                                            AMOUNT              VALUE
------------------------------------------------------------------------    ---------------    ---------------
SHORT-TERM INVESTMENTS -- 7.4%
State Street Bank & Trust Co., Repurchase Agreement, dated 03/31/09 at
   0.010% to be repurchased at $12,303,003 on 04/01/09 collateralized by
   $11,980,000 FHLB at 4.375% due 09/17/10 with a value of $12,550,248.     $    12,303,000         12,303,000
State Street Navigator Securities Lending Trust Prime Portfolio(e)               40,408,921         40,408,921
                                                                                               ---------------
Total Short-Term Investments (Cost $52,711,921)                                                     52,711,921
                                                                                               ---------------
TOTAL INVESTMENTS -- 103.7% (Cost $866,400,028#)                                                   733,744,335
                                                                                               ---------------
Other Assets and Liabilities (net) -- (3.7)%                                                       (26,264,470)
                                                                                               ---------------
TOTAL NET ASSETS -- 100.0%                                                                     $   707,479,865
                                                                                               ===============

     Portfolio Footnotes:

# Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes, are $25,682,324 and $158,338,017 respectively, resulting in a net unrealized depreciation of $132,655,693.

*    Non-income producing security.

(a) Variable or floating rate security. The stated rate represents the rate at March 31, 2009.

(b) A portion or all of the security was held on loan. As of March 31, 2009, the market value of securities loaned was $39,678,780 and the collateral received consisted of cash in the amount of $40,408,921. The cash collateral is invested in a money market fund managed by an affiliate of the custodian.

(c)  Security is in default and/or issuer is in bankruptcy.

MET INVESTORS SERIES TRUST
LOOMIS SAYLES GLOBAL MARKETS PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2009
(Percentage of Net Assets)

(d) Securities that may be resold to "qualified institutional buyers" under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended. These securities have been determined to be liquid under the guidelines established by the Board of Trustees. These securities represent in the aggregate $25,776,135 of net assets.

(e) Represents investment of collateral received from securities lending transactions.

(f)  Par shown in Brazilian Real. Value is shown in USD.

(g)  Par shown in Colombian Peso. Value is shown in USD.

(h)  Par shown in Euro Currency. Value is shown in USD.

(i)  Par shown in Canadian Dollar. Value is shown in USD.

(j)  Par shown in Pound Sterling. Value is shown in USD.

(k)  Par shown in Japanese Yen. Value is shown in USD.

(l)  Par shown in Uruguayan Peso. Value is shown in USD.

ADR - American Depositary Receipt

FHLB - Federal Home Loan Bank

FAS 157 VALUATION DISCLOSURE

The Portfolio adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157), effective with the beginning of the Portfolio's fiscal year. FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements. Management has evaluated the application of FAS 157 to the Portfolio and has determined that the adoption of FAS 157 does not have a material impact on the Portfolio's financial statements. The three levels of the hierarchy under FAS 157 are described below:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio's net assets as of March 31, 2009:

                                                                                            OTHER FINANCIAL
                                                                                              INSTRUMENTS*
                                                       INVESTMENTS IN    SHORT SALES    -----------------------
VALUATION INPUTS                                           SECURITIES       AT VALUE        ASSET     LIABILITY
---------------------------------------------------------------------------------------------------------------
LEVEL 1 - QUOTED PRICES                                  $360,089,504             $0          $0           $0
LEVEL 2 - OTHER SIGNIFICANT OBSERVABLE INPUTS             373,506,313              0         374            0
LEVEL 3 - SIGNIFICANT UNOBSERVABLE INPUTS                     148,518              0           0            0
---------------------------------------------------------------------------------------------------------------
TOTAL                                                    $733,744,335             $0        $374           $0

FAS 157 LEVEL 3 RECONCILIATION DISCLOSURE

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

                                                       INVESTMENTS IN    SHORT SALES    OTHER FINANCIAL
                                                           SECURITIES       AT VALUE      INSTRUMENTS
-------------------------------------------------------------------------------------------------------
BALANCE AS OF JANUARY 01, 2009                           $          0             $0                 $0
   Accrued discounts/premiums                                       0              0                  0
   Realized Gain (Loss)                                             0              0                  0
   Change in unrealized appreciation (depreciation)            31,754              0                  0
   Net Purchases (Sales)                                            0              0                  0
   Transfers In (Out) of Level 3                              116,764              0                  0
-------------------------------------------------------------------------------------------------------
BALANCE AS OF MARCH 31, 2009                             $    148,518             $0                 $0

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument.

Forward Foreign Currency Contracts to Sell:


                                                     Value at       In Exchange     Net Unrealized
Settlement Date     Contracts to Deliver          March 31, 2009     for U.S.$       Appreciation
----------------    --------------------          --------------    -----------     --------------
   6/17/2009                  95,000,000  JPY     $      959,271    $   959,645     $          374
                                                                                     ==============

JPY - Japanese Yen

MET INVESTORS SERIES TRUST
LORD ABBETT BOND DEBENTURE PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited)
March 31, 2009
(Percentage of Net Assets)

                                                        PAR
SECURITY DESCRIPTION                                   AMOUNT         VALUE
-------------------------------------------------------------------------------
DOMESTIC BONDS & DEBT SECURITIES -- 70.4%
AEROSPACE & DEFENSE -- 1.3%
Esterline Technologies Corp.
   7.750%, due 06/15/13                            $  3,000,000  $    2,887,500
   6.625%, due 03/01/17                               1,150,000       1,035,000
Honeywell International, Inc. 5.300%, due
   03/01/18                                           5,640,000       5,774,463
L-3 Communications Corp.
   6.125%, due 01/15/14 (a)                           6,000,000       5,700,000
   6.375%, due 10/15/15                               4,050,000       3,837,375
                                                                 --------------
                                                                     19,234,338
                                                                 --------------
AGRICULTURE -- 0.1%
Bunge NA Finance LP 5.900%, due 04/01/17              1,375,000       1,089,253
                                                                 --------------
AUTO COMPONENTS -- 0.4%
Cooper Standard Automotive, Inc. 8.375%,
   due 12/15/14 (a)                                   5,000,000         375,000
Lear Corp., Series B 8.500%, due 12/01/13
   (a)                                                3,000,000         690,000
Stanadyne Corp., Series 1 10.000%, due
   08/15/14                                           2,075,000       1,348,750
Stanadyne Holdings, Inc. 0.000%/12.000%,
   due 02/15/15 (b)                                   2,750,000       1,196,250
Tenneco Automotive, Inc. 8.625%, due
   11/15/14                                           3,375,000         641,250
TRW Automotive, Inc. 7.250%, due 03/15/17
   (144A) (c)                                         5,000,000       2,100,000
                                                                 --------------
                                                                      6,351,250
                                                                 --------------
AUTOMOBILES -- 0.2%
Ford Capital B.V. 9.500%, due 06/01/10                5,000,000       2,750,000
Ford Motor Co. 9.500%, due 09/15/11 (a)                 500,000         230,000
                                                                 --------------
                                                                      2,980,000
                                                                 --------------
BEVERAGES -- 0.9% Anheuser-Busch InBev
Worldwide, Inc.
   7.750%, due 01/15/19 (144A) (c)                    6,000,000       5,992,740
Brown-Forman Corp. - Class B 5.000%, due
   02/01/14                                           1,950,000       2,021,218
Constellation Brands, Inc. 7.250%, due
   05/15/17                                           6,230,000       5,949,650
                                                                 --------------
                                                                     13,963,608
                                                                 --------------
BIOTECHNOLOGY -- 0.2%
Amgen, Inc. 5.700%, due 02/01/19                      2,250,000       2,289,508
                                                                 --------------
BUILDING PRODUCTS -- 0.0%
NTK Holdings, Inc. 0.000%/10.750%, due
   03/01/14 (a)(b)                                    3,650,000         237,250
William Lyon Homes, Inc. 10.750%, due
   04/01/13 (a)                                       1,250,000         218,750
                                                                 --------------
                                                                        456,000
                                                                 --------------
CHEMICALS -- 2.5%
Airgas, Inc.
  6.250%, due 07/15/14                                4,000,000       3,840,000
  7.125%, due 10/01/18 (144A)(c)                      1,600,000       1,540,000
Equistar Chemicals LP 7.550%, due
   02/15/26 (d)                                       7,815,000         820,575
Huntsman LLC 11.500%, due 07/15/12                    1,320,000       1,036,200
IMC Global, Inc. 7.300%, due 01/15/28                 4,900,000       3,683,090
Ineos Group Holdings Plc 8.500%, due
   02/15/16 (144A) (c)                                9,000,000         562,500
MacDermid, Inc. 9.500%, due 04/15/17 (144A) (c)       4,000,000       1,400,000
Mosaic Co. (The)
   7.375%, due 12/01/14 (144A)(c)                     4,175,000       4,096,151
   7.625%, due 12/01/16 (144A)(c)                     1,600,000       1,570,235
Nalco Co. 8.875%, due 11/15/13 (a)                    4,650,000       4,487,250
Praxair, Inc. 4.625%, due 03/30/15                    5,000,000       5,196,400
Rockwood Specialties Group, Inc. 7.500%,
   due 11/15/14 (a)                                   4,500,000       3,825,000

MET INVESTORS SERIES TRUST
LORD ABBETT BOND DEBENTURE PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2009
(Percentage of Net Assets)

Terra Capital, Inc. 7.000%, due 02/01/17           $  6,000,000  $    5,550,000
                                                                 --------------
                                                                     37,607,401
                                                                 --------------
COMMERCIAL & PROFESSIONAL SERVICES -- 2.9%
Aleris International, Inc. 10.000%, due
   12/15/16 (d)                                       4,330,000          24,681
Allied Waste North America, Inc.
  7.250%, due 03/15/15                                8,500,000       8,041,960
  7.875%, due 04/15/13                                6,000,000       5,975,094
ARAMARK Corp. 4.670%, due 02/01/15 (e)                5,825,000       4,470,688
Ashtead Capital, Inc. 9.000%, due
   08/15/16 (144A) (c)                                3,850,000       2,213,750
Deluxe Corp. 7.375%, due 06/01/15                     3,900,000       2,905,500
Education Management LLC 8.750%, due
   06/01/14                                             600,000         570,000
FTI Consulting, Inc. 7.750%, due 10/01/16             5,000,000       5,012,500
Hertz Corp. 8.875%, due 01/01/14 (a)                  4,700,000       2,872,875
Iron Mountain, Inc. 7.750%, due 01/15/15              7,000,000       6,947,500
Rental Service Corp. 9.500%, due 12/01/14             4,650,000       2,301,750
United Rentals North America, Inc.
   7.750%, due 11/15/13 (a)                           3,500,000       1,907,500
                                                                 --------------
                                                                     43,243,798
                                                                 --------------
COMMERCIAL BANKS -- 0.3%
Wachovia Corp. 5.500%, due 05/01/13 (a)               3,500,000       3,230,056
Wells Fargo & Co. 5.625%, due 12/11/17 (a)            1,000,000         913,934
                                                                 --------------
                                                                      4,143,990
                                                                 --------------
COMMUNICATIONS EQUIPMENT -- 0.3%
Cisco Systems, Inc. 4.950%, due 02/15/19 (a)          2,300,000       2,267,255
MasTec, Inc. 7.625%, due 02/01/17                     3,000,000       2,456,250
                                                                 --------------
                                                                      4,723,505
                                                                 --------------
COMPUTERS & PERIPHERALS -- 0.7%
SunGard Data Systems, Inc.
   9.125%, due 08/15/13                               6,975,000       6,103,125
   10.250%, due 08/15/15                              5,475,000       3,859,875
                                                                 --------------
                                                                      9,963,000
                                                                 --------------
CONSUMER FINANCE -- 2.5%
American Express Bank FSB S.A. 5.500%,
   due 04/16/13                                       7,000,000       6,042,687
American Express Credit Corp. 7.300%, due
   08/20/13                                           3,000,000       2,787,294
Ford Motor Credit Co.
   7.375%, due 10/28/09                               7,500,000       6,727,215
   7.250%, due 10/25/11                              14,000,000       9,972,634
   9.750%, due 09/15/10                               3,000,000       2,468,694
General Motor Acceptance Corp. 7.250%,
   due 03/02/11 (144A) (c)                           13,297,000       9,849,487
                                                                 --------------
                                                                     37,848,011
                                                                 --------------
CONTAINERS & PACKAGING -- 2.1%
Ball Corp. 6.625%, due 03/15/18 (a)                   7,000,000       6,825,000
Berry Plastics Holding Corp. 8.875%, due
   09/15/14 (a)                                       4,000,000       2,260,000
Crown Cork & Seal, Inc. 7.375%, due
   12/15/26 (a)                                      12,250,000      10,228,750
Graphic Packaging International, Inc.
   9.500%, due 08/15/13 (a)                           8,750,000       6,300,000
Jefferson Smurfit Corp.
   8.250%, due 10/01/12 (d)                           1,750,000         227,500
   7.500%, due 06/01/13 (d)                           4,000,000         490,000
Owens Brockway Glass Container, Inc.
   6.750%, due 12/01/14                               1,800,000       1,737,000
Owens-Illinois, Inc. 7.500%, due 05/15/10 (a)         1,650,000       1,674,750
Smurfit-Stone Container Enterprises, Inc.
   8.000%, due 03/15/17 (a)(d)                        5,000,000         625,000
Vitro S.A.B. de C.V. 9.125%, due 02/01/17 (d)         5,500,000       1,285,625
                                                                 --------------
                                                                     31,653,625
                                                                 --------------

MET INVESTORS SERIES TRUST
LORD ABBETT BOND DEBENTURE PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2009
(Percentage of Net Assets)

DIVERSIFIED FINANCIAL SERVICES -- 1.8%
Bank of America Corp. 5.750%, due
   12/01/17                                        $  3,500,000  $    2,944,022
CIT Group, Inc.
   3.375%, due 04/01/09 (a)                           1,500,000       1,500,000
   5.200%, due 11/03/10                               2,225,000       1,795,410
General Electric Capital Corp. 4.800%,
   due 05/01/13 (a)                                   5,000,000       4,690,090
Hughes Network Systems LLC/HNS Finance
   Corp. 9.500%, due 04/15/14                         2,425,000       2,182,500
JPMorgan Chase & Co. 6.000%, due 01/15/18 (a)         6,000,000       6,070,764
Morgan Stanley
   6.000%, due 04/28/15                               4,000,000       3,781,164
   6.625%, due 04/01/18                                 840,000         802,272
Sensus Metering Systems, Inc. 8.625%, due
   12/15/13                                           4,000,000       3,370,000
Washington Mutual Bank/Henderson NV
   6.875%, due 06/15/11 (d)                           6,000,000           4,200
                                                                 --------------
                                                                     27,140,422
                                                                 --------------
DIVERSIFIED TELECOMMUNICATION SERVICES -- 5.4%
AT&T, Inc. 5.800%, due 02/15/19                       2,500,000       2,451,863
Cellco Partnership 8.500%, due 11/15/18 (144A) (c)    2,000,000       2,288,498
Ceridian Corp. 11.250%, due 11/15/15                  3,825,000       1,625,625
Cincinnati Bell, Inc.
   8.375%, due 01/15/14 (a)                          15,800,000      14,931,000
   7.000%, due 02/15/15                                 800,000         740,000
Hellas Telecommunications Luxembourg II
   6.844%, due 01/15/15 (144A) (c)(e)                 4,000,000         680,000
Nordic Telephone Holdings Co. 8.875%, due
   05/01/16 (144A) (c)                               10,000,000       9,400,000
Qwest Capital Funding, Inc. 7.900%, due
   08/15/10                                          15,500,000      15,190,000
Qwest Communications International, Inc.
   7.250%, due 02/15/11                               8,750,000       8,487,500
Qwest Corp. 7.625%, due 06/15/15                      2,000,000       1,810,000
Sprint Capital Corp.
   8.375%, due 03/15/12                               3,000,000       2,715,000
   6.900%, due 05/01/19                               7,925,000       5,626,750
Syniverse Technologies, Inc. 7.750%, due
   08/15/13                                           6,850,000       5,788,250
Valor Telecommunications Enterprises
   Finance Corp. 7.750%, due 02/15/15                 2,325,000       2,262,913
Windstream Corp. 7.000%, due 03/15/19                 7,425,000       6,571,125
                                                                 --------------
                                                                     80,568,524
                                                                 --------------
ELECTRIC UTILITIES -- 5.6%
Central Illinois Light Co. 8.875%, due
   12/15/13                                           4,550,000       4,783,415
Commonwealth Edison Co. 5.800%, due
   03/15/18                                           7,000,000       6,643,385
Duke Energy Corp. 6.300%, due 02/01/14                  475,000         486,775
Edison Mission Energy
   7.750%, due 06/15/16                              12,350,000       9,447,750
   7.000%, due 05/15/17 (a)                          12,000,000       8,820,000
Electricite de France 6.500%, due
   01/26/19 (EDF) (144A) (c)                          2,450,000       2,528,412
Mirant Americas Generation LLC 9.125%,
   due 05/01/31                                       9,000,000       6,255,000
Nevada Power Co. 5.875%, due 01/15/15                 3,500,000       3,321,115
Nisource Finance Corp. 6.150%, due
   03/01/13                                           2,180,000       1,905,623
Northeast Utilities 5.650%, due 06/01/13              6,000,000       5,679,672
Northern States Power/Minnesota 5.250%,
   due 03/01/18 (a)                                   7,000,000       7,143,955
Pacific Gas & Electric Co. 4.800%, due
   03/01/14                                           2,900,000       2,918,409
Peco Energy Co. 5.350%, due 03/01/18                  3,125,000       3,036,281
PSEG Energy Holdings LLC 8.500%, due
   06/15/11                                           7,700,000       7,615,462
Texas Competitive Electric Holdings Co.
   LLC, 10.250%, due 11/01/15                        16,000,000       8,080,000
Virginia Electric & Power Co. 4.500%, due
   12/15/10                                           5,000,000       5,078,865
Wisconsin Electric Power Co. 6.000%, due
   04/01/14                                             725,000         788,244
                                                                 --------------
                                                                     84,532,363
                                                                 --------------
ELECTRICAL EQUIPMENT -- 1.5%
Baldor Electric Co. 8.625%, due 02/15/17 (a)          9,875,000       7,875,313
Belden, Inc. 7.000%, due 03/15/17                     2,275,000       1,876,875

MET INVESTORS SERIES TRUST
LORD ABBETT BOND DEBENTURE PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2009
(Percentage of Net Assets)

Emerson Electric Co.
   5.250%, due 10/15/18 (a)                        $  5,000,000  $    5,203,415
   4.875%, due 10/15/19                               1,400,000       1,418,432
General Cable Corp. 7.125%, due 04/01/17 (a)          4,000,000       3,300,000
Roper Industries, Inc. 6.625%, due 08/15/13           3,200,000       3,244,320
                                                                 --------------
                                                                     22,918,355
                                                                 --------------
ENERGY EQUIPMENT & SERVICES -- 2.0%
BJ Services Co. 6.000%, due 06/01/18                  2,000,000       1,877,102
Cameron International Corp. 6.375%, due
   07/15/18                                           1,020,000         887,604
Campagnie Generale de Geophysique 7.750%,
   due 05/15/17                                         500,000         385,000
Complete Production Services, Inc.
   8.000%, due 12/15/16                               6,900,000       4,416,000
Dresser-Rand Group, Inc. 7.375%, due
   11/01/14                                           4,750,000       4,108,750
E.ON International Finance BV 5.800%, due
   04/30/18 (144A) (c)                                5,000,000       4,926,755
Hornbeck Offshore Services, Inc. 6.125%,
   due 12/01/14                                       2,920,000       2,233,800
Key Energy Services, Inc. 8.375%, due
   12/01/14                                           3,525,000       2,238,375
National Oilwell Varco, Inc. 6.125%, due
   08/15/15                                           5,500,000       4,807,357
Pride International, Inc. 7.375%, due
   07/15/14                                           4,500,000       4,455,000
                                                                 --------------
                                                                     30,335,743
                                                                 --------------
FOOD & STAPLES RETAILING -- 1.2%
Denny's Holdings, Inc. 10.000%, due 10/01/12 (a)      4,850,000       4,219,500
Ingles Markets, Inc. 8.875%, due 12/01/11             6,925,000       6,786,500
Supervalu, Inc. 7.500%, due 11/15/14 (a)              7,500,000       7,359,375
                                                                 --------------
                                                                     18,365,375
                                                                 --------------
FOOD PRODUCTS -- 2.2%
Dole Food Co., Inc. 8.750%, due 07/15/13 (a)          8,500,000       6,502,500
General Mills, Inc. 5.200%, due 03/17/15              6,500,000       6,633,861
H.J. Heinz Co. 5.350%, due 07/15/13                   3,000,000       3,097,536
Kellogg Co. 4.250%, due 03/06/13                      4,000,000       4,059,288
Kraft Foods, Inc. - Class A
   6.750%, due 02/19/14                               1,600,000       1,731,613
   6.500%, due 08/11/17                               1,900,000       1,959,643
Land O' Lakes, Inc. 9.000%, due 12/15/10              1,700,000       1,710,625
Stater Brothers Holdings, Inc. 8.125%,
   due 06/15/12                                       7,675,000       7,598,250
                                                                 --------------
                                                                     33,293,316
                                                                 --------------
GAS UTILITIES -- 1.0%
Ferrellgas LP 6.750%, due 05/01/14                    5,500,000       4,647,500
Ferrellgas Partners LLP 8.750%, due
   06/15/12                                           4,000,000       3,380,000
National Fuel Gas Co. 6.500%, due
   04/15/18                                           7,200,000       6,862,356
                                                                 --------------
                                                                     14,889,856
                                                                 --------------
HEALTH CARE EQUIPMENT & SUPPLIES -- 1.0%
Bausch & Lomb, Inc. 9.875%, due 11/01/15
   (144A) (c)                                         5,500,000       4,386,250
Baxter International, Inc. 5.375%, due
   06/01/18                                           1,000,000       1,029,815
Biomet, Inc. 10.000%, due 10/15/17                    6,500,000       6,467,500
VWR Funding, Inc. 10.250%, due 07/15/15 (f)           4,000,000       2,740,000
                                                                 --------------
                                                                     14,623,565
                                                                 --------------
HEALTH CARE PROVIDERS & SERVICES -- 4.5%
Alliance Imaging 7.250%, due 12/15/12 (a)             2,975,000       2,870,875
Centene Corp. 7.250%, due 04/01/14                    4,825,000       4,294,250
Community Health Systems, Inc. 8.875%,
   due 07/15/15                                       9,950,000       9,452,500
DaVita, Inc. 7.250%, due 03/15/15 (a)                 7,500,000       7,246,875
Hanger Orthopedic Group, Inc. 10.250%,
   due 06/01/14                                       2,950,000       2,964,750
HCA, Inc.
   6.375%, due 01/15/15                               9,500,000       6,270,000
   9.125%, due 11/15/14                               8,000,000       7,540,000

MET INVESTORS SERIES TRUST
LORD ABBETT BOND DEBENTURE PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2009
(Percentage of Net Assets)

   9.875%, due 02/15/17 (144A)(a)(c)               $  1,175,000  $    1,116,250
Select Medical Corp. 7.625%, due 02/01/15             4,700,000       3,066,750
Sun Healthcare Group, Inc. 9.125%, due
   04/15/15 (a)                                       7,450,000       7,003,000
Tenet Healthcare Corp. 9.250%, due
   02/01/15 (a)                                       2,500,000       1,937,500
United Surgical Partners International,
   Inc. 8.875%, due 05/01/17 (a)                      5,000,000       3,900,000
UnitedHealth Group, Inc. 4.875%, due
   04/01/13                                           3,000,000       2,917,359
Vanguard Health Holding Co. II 9.000%,
   due 10/01/14                                       7,975,000       7,077,812
                                                                 --------------
                                                                     67,657,921
                                                                 --------------
HOTELS, RESTAURANTS & LEISURE -- 3.1%
AMC Entertainment, Inc. 8.000%, due
   03/01/14                                           8,000,000       6,600,000
Boyd Gaming Corp. 7.125%, due 02/01/16 (a)            4,500,000       2,452,500
Gaylord Entertainment Co.
   8.000%, due 11/15/13                               9,275,000       6,167,875
   6.750%, due 11/15/14                               2,400,000       1,488,000
Great Canadian Gaming Corp. 7.250%, due
   02/15/15 (144A) (c)                                4,600,000       3,335,000
Isle of Capri Casinos, Inc. 7.000%, due
   03/01/14 (a)                                       7,000,000       4,165,000
Las Vegas Sands Corp. 6.375%, due
   02/15/15 (a)                                       6,000,000       2,850,000
Mandalay Resort Group 9.375%, due
   02/15/10                                           2,000,000         380,000
McDonald's Corp. 5.000%, due 02/01/19 (a)             4,100,000       4,272,585
MGM Mirage, Inc. 6.750%, due 09/01/12 (a)             3,525,000       1,251,375
River Rock Entertainment Authority
   9.750%, due 11/01/11                               4,850,000       2,449,250
Scientific Games Corp. 6.250%, due
   12/15/12                                           2,500,000       2,200,000
Seneca Gaming Corp. 7.250%, due 05/01/12              3,500,000       2,253,125
Snoqualmie Entertainment Authority
   9.125%, due 02/01/15 (144A) (c)                    6,000,000       1,590,000
Station Casinos, Inc. 6.500%, due
   02/01/14 (a)                                       4,500,000         247,500
Turning Stone Casino Resort Enterprise
   9.125%, due 12/15/10-09/15/14 (144A) (c)           7,350,000       5,370,250
                                                                 --------------
                                                                     47,072,460
                                                                 --------------
HOUSEHOLD DURABLES -- 0.1%
Newell Rubbermaid, Inc. 10.600%, due 04/15/19         2,025,000       2,047,305
                                                                 --------------
INDEPENDENT POWER PRODUCERS & ENERGY
TRADERS -- 2.2%
AES Corp. (The) 8.000%, due 10/15/17 (a)              8,000,000       6,900,000
Mirant North America LLC 7.375%, due 12/31/13         6,000,000       5,460,000
NRG Energy, Inc.
   7.250%, due 02/01/14                               6,900,000       6,503,250
   7.375%, due 01/15/17                               5,500,000       5,128,750
PPL Energy Supply LLC 6.400%, due 11/01/11            2,000,000       2,005,360
Reliant Energy, Inc.
   6.750%, due 12/15/14 (a)                           3,725,000       3,445,625
   7.875%, due 06/15/17 (a)                           4,500,000       3,577,500
                                                                 --------------
                                                                     33,020,485
                                                                 --------------
INSURANCE -- 0.3%
HUB International Holdings, Inc. 9.000%,
   due 12/15/14 (144A) (c)                            3,200,000       2,040,000
USI Holdings Corp. 5.113%, due 11/15/14
   (144A) (c)(e)                                      3,500,000       1,662,500
                                                                 --------------
                                                                      3,702,500
                                                                 --------------
INTERNET & CATALOG RETAIL -- 0.3%
Brookstone Co., Inc. 12.000%, due
   10/15/12 (a)                                       3,950,000       1,797,250
Expedia, Inc. 8.500%, due 07/01/16 (144A) (c)         3,125,000       2,671,875
                                                                 --------------
                                                                      4,469,125
                                                                 --------------
IT SERVICES -- 0.1%
Freescale Semiconductor, Inc. 8.875%, due
   12/15/14                                           8,300,000       1,784,500
Unisys Corp. 8.000%, due 10/15/12                     1,200,000         307,500
                                                                 --------------
                                                                      2,092,000
                                                                 --------------

MET INVESTORS SERIES TRUST
LORD ABBETT BOND DEBENTURE PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2009
(Percentage of Net Assets)

LEISURE EQUIPMENT & PRODUCTS -- 0.3%
Mattel, Inc. 5.625%, due 03/15/13                  $  4,000,000  $    3,702,108
                                                                 --------------
LIFE SCIENCES TOOLS & SERVICES -- 0.4%
Bio-Rad Laboratories, Inc. 6.125%, due
   12/15/14                                           7,700,000       6,699,000
                                                                 --------------
MACHINERY -- 0.6%
Actuant Corp. 6.875%, due 06/15/17                    3,000,000       2,557,500
Gardner Denver, Inc. 8.000%, due 05/01/13             4,250,000       3,708,125
Mueller Water Products, Inc. 7.375%, due
   06/01/17 (a)                                       4,850,000       2,522,000
                                                                 --------------
                                                                      8,787,625
                                                                 --------------
MANUFACTURING -- 0.6%
Park - Ohio Industries, Inc. 8.375%, due
   11/15/14 (a)                                       3,925,000       1,511,125
RBS Global, Inc./Rexnord Corp.
   9.500%, due 08/01/14                               9,100,000       7,416,500
   11.750%, due 08/01/16 (a)                            300,000         184,500
   8.875%, due 09/01/16                                 100,000          75,500
                                                                 --------------
                                                                      9,187,625
                                                                 --------------
MEDIA -- 3.7%
Affinion Group, Inc. 11.500%, due
   10/15/15                                           4,300,000       2,687,500
Allbritton Communications Co. 7.750%, due
   12/15/12                                           8,500,000       3,187,500
CCH I Holdings LLC 0.00%/11.750%, due
   05/15/14 (a)(d)                                    7,800,000         126,750
CCH I LLC/CCH I Capital Corp. 11.000%,
   due 10/01/15 (a)(d)                               12,600,000       1,417,500
CCH II LLC/CCH II Capital Corp. 10.250%,
   due 09/15/10 (d)                                   2,540,000       2,298,700
DirecTV Holdings LLC/DirecTV Financing Co.
   8.375%, due 03/15/13                               2,500,000       2,540,625
   6.375%, due 06/15/15                               8,900,000       8,432,750
EchoStar DBS Corp. 7.125%, due 02/01/16               6,750,000       6,075,000
Grupo Televisa S.A. 6.000%, due 05/15/18              1,050,000         956,592
Idearc, Inc. 8.000%, due 11/15/16 (a)(d)              5,675,000         177,344
Interpublic Group of Cos., Inc. 6.250%,
   due 11/15/14                                       5,000,000       3,175,000
Lin Television Corp. 6.500%, due 05/15/13 (a)         7,000,000       3,675,000
Mediacom Broadband LLC 8.500%, due
   10/15/15                                           3,275,000       2,963,875
Mediacom LLC/Mediacom Capital Corp.
   9.500%, due 01/15/13 (a)                           7,260,000       6,824,400
Paxson Communications Corp. 7.344%, due
   01/15/13 (144A) (c)(e)(f)                          2,167,489          24,926
R.H. Donnelley Corp. 8.875%, due 01/15/16             1,850,000         115,625
Sinclair Broadcast Group, Inc. 8.000%,
   due 03/15/12 (a)                                     932,000         510,270
Time Warner Cable, Inc. 7.500%, due
   04/01/14 (a)                                       3,275,000       3,342,593
Univision Communications, Inc. 9.750%,
   due 03/15/15 (144A) (c)(f)                         5,175,000         543,375
Walt Disney Co. (The) 4.500%, due
   12/15/13                                           3,400,000       3,478,611
Warner Music Group 7.375%, due 04/15/14               4,500,000       3,116,250
                                                                 --------------
                                                                     55,670,186
                                                                 --------------
METALS & MINING -- 2.1%
Alcoa, Inc. 5.375%, due 01/15/13                        400,000         317,708
Algoma Acquisition Corp. 9.875%, due
   06/15/15 (144A) (c)                                3,300,000       1,287,000
Allegheny Ludlum Corp. 6.950%, due
   12/15/25                                           3,700,000       2,918,216
Barrick Gold Corp. 6.950%, due 04/01/19               1,500,000       1,509,534
Foundation Pennsylvania Coal Co. 7.250%,
   due 08/01/14                                       5,000,000       4,562,500
Freeport McMoRan Copper & Gold, Inc.
   8.250%, due 04/01/15 (a)                           3,500,000       3,355,110
   8.375%, due 04/01/17                               9,300,000       8,707,767
Noranda Aluminium Acquisition Corp.
   6.595%, due 05/15/15 (e)(f)                        6,500,000       2,047,500
Peabody Energy Corp.
   5.875%, due 04/15/16                               4,500,000       4,027,500
   7.375%, due 11/01/16 (a)                           3,500,000       3,482,500
                                                                 --------------
                                                                     32,215,335
                                                                 --------------

MET INVESTORS SERIES TRUST
LORD ABBETT BOND DEBENTURE PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2009
(Percentage of Net Assets)

MULTI-UTILITIES -- 0.1%
Pacific Energy Partners LP/Pacific Energy
   Finance Corp. 6.250%, due 09/15/15              $  1,000,000  $      859,530
                                                                 --------------
MULTILINE RETAIL -- 0.0%
Harry & David Holdings, Inc. 9.000%, due
   03/01/13                                           1,500,000         330,000
                                                                 --------------
OIL, GAS & CONSUMABLE FUELS -- 8.6%
Chesapeake Energy Corp.
   7.625%, due 07/15/13                               1,000,000         925,000
   6.250%, due 01/15/18                              10,600,000       8,321,000
   7.250%, due 12/15/18                               7,900,000       6,527,375
Cimarex Energy Co. 7.125%, due 05/01/17               7,950,000       6,439,500
Colorado Interstate Gas Co. 6.800%, due
   11/15/15                                           2,107,000       1,985,624
Dynegy Holdings, Inc.
   6.875%, due 04/01/11 (a)                           2,375,000       2,125,625
   8.375%, due 05/01/16                               9,500,000       6,483,750
   7.750%, due 06/01/19                               3,925,000       2,570,875
El Paso Corp.
   12.000%, due 12/12/13                              7,000,000       5,996,767
   7.000%, due 06/15/17                               1,600,000       1,692,000
   8.250%, due 02/15/16                                 875,000         822,500
   7.250%, due 06/01/18                               1,600,000       1,368,000
El Paso Natural Gas Co. 5.950%, due
   04/15/17                                           4,000,000       3,532,916
EOG Resources, Inc. 6.125%, due 10/01/13              1,100,000       1,174,169
Forest Oil Corp.
   8.500%, due 02/15/14 (144A)(c)                     2,575,000       2,401,188
   7.250%, due 06/15/19                               7,500,000       5,962,500
   7.250%, due 06/15/19 (144A)(c)                       950,000         755,250
KCS Energy, Inc. 7.125%, due 04/01/12                 5,000,000       4,550,000
Kerr-McGee Corp. 6.950%, due 07/01/24                 6,850,000       5,259,868
MarkWest Energy Partners LP/MarkWest Energy
 Finance Corp.
  6.875%, due 11/01/14                                5,000,000       3,550,000
  8.750%, due 04/15/18                                4,400,000       3,091,000
Nabors Industries, Inc. 6.150%, due
   02/15/18                                           4,000,000       3,134,472
Newfield Exploration Co. 7.125%, due
   05/15/18                                           4,800,000       4,272,000
Northwest Pipeline Corp.
   7.000%, due 06/15/16                               2,500,000       2,526,190
   6.050%, due 06/15/18                                 900,000         841,966
Panhandle Eastern Pipeline Co. 7.000%,
   due 06/15/18                                       1,850,000       1,657,511
Petrobras International Finance Co.
   5.875%, due 03/01/18                               5,000,000       4,676,365
Pioneer Natural Resources Co., Series A
   7.200%, due 01/15/28 (a)                           1,510,000         933,737
Quicksilver Resources, Inc.
   7.125%, due 04/01/16                               2,400,000       1,152,000
   8.250%, due 08/01/15                               6,700,000       4,355,000
Range Resources Corp.
   7.375%, due 07/15/13                               2,575,000       2,452,688
   7.250%, due 05/01/18                                 800,000         720,000
Tennessee Gas Pipeline Co. 7.500%, due
   04/01/17                                           3,500,000       3,388,493
Tesoro Corp. 6.250%, due 11/01/12                     5,750,000       5,045,625
VeraSun Energy Corp. 9.375%, due 06/01/17 (d)         4,400,000         242,000
Williams Cos., Inc. (The) 7.875%, due
   09/01/21                                           6,950,000       6,441,010
Williams Partners LP/Williams Partners
   Finance Corp. 7.250%, due 02/01/17                10,000,000       8,512,050
XTO Energy, Inc. 5.500%, due 06/15/18                 3,500,000       3,256,666
                                                                 --------------
                                                                    129,142,680
                                                                 --------------
PAPER & FOREST PRODUCTS -- 0.5%
Buckeye Technologies, Inc. 8.000%, due
   10/15/10 (a)                                       4,652,000       4,465,920
International Paper Co. 7.950%, due
   06/15/18 (a)                                       3,150,000       2,404,445

MET INVESTORS SERIES TRUST
LORD ABBETT BOND DEBENTURE PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2009
(Percentage of Net Assets)

Norske Skog Canada, Ltd. 7.375%, due
   03/01/14 (a)                                    $  2,300,000  $      828,000
                                                                 --------------
                                                                      7,698,365
                                                                 --------------
PERSONAL PRODUCTS -- 0.6%
Elizabeth Arden, Inc. 7.750%, due
   01/15/14 (a)                                       9,300,000       6,649,500
Estee Lauder Cos., Inc. (The) - Class A
   7.750%, due 11/01/13                               2,000,000       2,200,582
                                                                 --------------
                                                                      8,850,082
                                                                 --------------
PHARMACEUTICALS -- 1.1%
Abbott Laboratories 5.125%, due 04/01/19              1,675,000       1,687,868
Axcan Intermediate Holdings, Inc.
   12.750%, due 03/01/16                              2,500,000       2,343,750
Novartis Securities Investment, Ltd.
   5.125%, due 02/10/19 (a)                           3,075,000       3,122,115
Roche Holdings, Inc. 5.000%, due 03/01/14
   (144A) (c)                                         4,000,000       4,098,540
Warner Chilcott Corp. 8.750%, due
   02/01/15                                           5,671,000       5,472,515
                                                                 --------------
                                                                     16,724,788
                                                                 --------------
REAL ESTATE INVESTMENT TRUSTS (REITS) -- 0.7%
Felcor Lodging LP 9.000%, due 06/01/11                2,260,000       1,367,300
Host Marriott LP
   7.000%, due 08/15/12 (a)                           7,800,000       6,630,000
   6.375%, due 03/15/15 (a)                           3,000,000       2,235,000
                                                                 --------------
                                                                     10,232,300
                                                                 --------------
ROAD & RAIL -- 0.2%
Avis Budget Car Rental LLC/Avis Budget
   Finance, Inc. 7.625%, due 05/15/14 (a)             2,175,000         554,625
Canadian National Railway Co. 4.950%, due
   01/15/14                                           2,100,000       2,176,415
                                                                 --------------
                                                                      2,731,040
                                                                 --------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 0.2%
Advanced Micro Devices, Inc. 7.750%, due
   11/01/12 (a)                                       5,000,000       2,668,750
                                                                 --------------
SOFTWARE -- 0.5%
First Data Corp. 9.875%, due 09/24/15 (a)             3,600,000       2,124,000
Open Solutions, Inc. 9.750%, due 02/01/15
   (144A) (c)                                         3,500,000         546,875
Serena Software, Inc. 10.375%, due
   03/15/16                                           2,425,000       1,455,000
Vangent, Inc. 9.625%, due 02/15/15                    5,000,000       3,275,000
                                                                 --------------
                                                                      7,400,875
                                                                 --------------
SPECIALTY RETAIL -- 0.6%
Inergy LP/Inergy Finance Corp.
   8.250%, due 03/01/16                               6,250,000       5,968,750
   8.750%, due 03/01/15 (144A)(c)                     1,350,000       1,309,500
New Albertsons, Inc. 7.250%, due 05/01/13               950,000         926,250
                                                                 --------------
                                                                      8,204,500
                                                                 --------------
TEXTILES, APPAREL & LUXURY GOODS -- 0.8%
INVISTA, Inc. 9.250%, due 05/01/12 (144A)
   (c)                                                5,600,000       5,040,000
Levi Strauss & Co. 8.875%, due 04/01/16               6,300,000       4,914,000
Quiksilver, Inc. 6.875%, due 04/15/15                 6,300,000       2,425,500
                                                                 --------------
                                                                     12,379,500
                                                                 --------------
TRADING COMPANIES & DISTRIBUTORS -- 0.3%
Interline Brands, Inc. 8.125%, due
   06/15/14 (a)                                       5,500,000       4,950,000
                                                                 --------------
TRANSPORTATION -- 0.6%
Bristow Group, Inc.
   6.125%, due 06/15/13                               8,000,000       6,520,000
   7.500%, due 09/15/17                               3,000,000       2,265,000
                                                                 --------------
                                                                      8,785,000
                                                                 --------------

MET INVESTORS SERIES TRUST
LORD ABBETT BOND DEBENTURE PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2009
(Percentage of Net Assets)

WIRELESS TELECOMMUNICATION SERVICES -- 1.2%
Centennial Communications Corp. 10.000%,
   due 01/01/13 (a)                                $  8,000,000  $    8,540,000
iPCS, Inc. 4.420%, due 05/01/14 (a)(e)(f)             4,000,000       2,460,000
MetroPCS Wireless, Inc. 9.250%, due
   11/01/14                                           6,000,000       5,850,000
Verizon Wireless Capital LLC 5.550%, due
   02/01/14 (144A) (c)                                1,225,000       1,227,308
                                                                 --------------
                                                                     18,077,308
                                                                 --------------
Total Domestic Bonds & Debt Securities
   (Cost $1,373,584,102)                                          1,057,573,199
                                                                 --------------
U.S. GOVERNMENT & AGENCY OBLIGATIONS -- 14.0%
Federal Home Loan Bank 3.625%, due
   10/18/13                                           5,000,000       5,220,680
Federal National Mortgage Assoc.
   6.000%, due 03/01/33-06/01/37                     87,064,938      91,191,897
   6.500%, due 05/01/35-08/01/37                     62,229,823      65,663,512
   5.500%, due 01/01/37-02/01/38                     30,670,296      31,871,688
U.S. Treasury Note 4.000%, due 02/15/14 (a)          15,000,000      16,693,365
                                                                 --------------
Total U.S. Government & Agency Obligations
   (Cost $203,027,218)                                              210,641,142
                                                                 --------------
CONVERTIBLE BONDS -- 10.1%
AEROSPACE & DEFENSE -- 0.3%
L-3 Communications Corp. 3.000%, due 08/01/35         4,000,000       3,875,000
                                                                 --------------
AIRLINES -- 0.0%
Frontier Airlines, Inc. 5.000%, due
   12/15/25 (d)                                       1,000,000         255,000
                                                                 --------------
BEVERAGES -- 0.3%
Molson Coors Brewing Co. 2.500%, due
   07/30/13 (a)                                       5,000,000       5,112,500
                                                                 --------------
BIOTECHNOLOGY -- 1.3%
Amgen, Inc. 0.125%, due 02/01/11                      4,000,000       3,745,000
BioMarin Pharmaceutical, Inc. 2.500%, due
   03/29/13                                           3,500,000       3,360,000
CV Therapeutics, Inc.
   2.750%, due 05/16/12                                 700,000         787,500
   3.250%, due 08/16/13                               1,800,000       1,784,250
Decode Genetics, Inc. 3.500%, due
   04/15/11 (d)                                       1,666,000          66,640
Fisher Scientific International, Inc.
   3.250%, due 03/01/24 (a)                           2,500,000       2,978,125
Gilead Sciences, Inc. 0.625%, due
   05/01/13                                           4,000,000       5,140,000
InterMune, Inc. 0.250%, due 03/01/11                  1,000,000         968,750
                                                                 --------------
                                                                     18,830,265
                                                                 --------------
COMMERCIAL & PROFESSIONAL SERVICES -- 0.3%
Charles River Associates, Inc. 2.875%,
   due 06/15/34                                       6,000,000       4,995,000
                                                                 --------------
COMMERCIAL BANKS -- 0.2%
National City Corp. 4.000%, due 02/01/11              4,000,000       3,665,000
                                                                 --------------
COMMUNICATIONS EQUIPMENT -- 0.1%
ADC Telecommunications, Inc. 2.698%, due
   06/15/13 (e)                                       2,400,000       1,416,000
                                                                 --------------
COMPUTERS & PERIPHERALS -- 0.3%
EMC Corp./Massachusetts 1.750%, due
   12/01/11                                           4,000,000       4,030,000
                                                                 --------------
DIVERSIFIED FINANCIAL SERVICES -- 0.0%
Ingersoll-Rand Co., Ltd. - Class A
   4.500%, due 04/15/12                                 475,000         475,000
                                                                 --------------
DIVERSIFIED TELECOMMUNICATION SERVICES -- 0.3%
Qwest Communications International, Inc.
   3.500%, due 11/15/25                               4,000,000       3,710,000
                                                                 --------------
ELECTRICAL EQUIPMENT -- 0.7%
Evergreen Solar, Inc. 4.000%, due
   07/15/13                                           3,350,000       1,057,193
General Cable Corp. 1.000%, due 10/15/12
   (a)                                                3,500,000       2,498,125
Roper Industries, Inc. 1.481%/0.00%, due
   01/15/34 (g)                                      12,500,000       6,593,750
                                                                 --------------
                                                                     10,149,068
                                                                 --------------

MET INVESTORS SERIES TRUST
LORD ABBETT BOND DEBENTURE PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2009
(Percentage of Net Assets)

ELECTRONIC EQUIPMENT, INSTRUMENTS &
COMPONENTS -- 0.2%
Flir Systems, Inc. 3.000%, due 06/01/23            $    275,000  $      513,906
Itron, Inc. 2.500%, due 08/01/26                      2,875,000       2,871,407
                                                                 --------------
                                                                      3,385,313
                                                                 --------------
ENERGY EQUIPMENT & SERVICES -- 0.2%
Hanover Compressor Co. 4.750%, due
   01/15/14                                           3,500,000       2,432,500
                                                                 --------------
FOOD PRODUCTS -- 0.5%
Archer-Daniels-Midland Co. 0.875%, due
   02/15/14 (a)                                       7,500,000       7,003,125
                                                                 --------------
HEALTH CARE EQUIPMENT & SUPPLIES -- 0.1%
Medtronic, Inc. 1.500%, due 04/15/11                  1,500,000       1,419,375
                                                                 --------------
HEALTH CARE PROVIDERS & SERVICES -- 0.0%
Five Star Quality Care, Inc. 3.750%, due
   10/15/26                                           1,500,000         566,250
                                                                 --------------
INTERNET SOFTWARE & SERVICES -- 0.3%
Equinix, Inc. 2.500%, due 04/15/12                    5,000,000       4,162,500
                                                                 --------------
LIFE SCIENCES TOOLS & SERVICES -- 0.5%
Millipore Corp. 3.750%, due 06/01/26 (a)              7,000,000       6,527,500
Nektar Therapeutics 3.250%, due 09/28/12                900,000         587,250
                                                                 --------------
                                                                      7,114,750
                                                                 --------------
MACHINERY -- 0.2%
Actuant Corp. 2.000%, due 11/15/23                    1,400,000       1,188,250
Danaher Corp. 0.696%, due 01/22/21 (h)                2,500,000       2,156,250
                                                                 --------------
                                                                      3,344,500
                                                                 --------------
MEDIA -- 0.6%
Liberty Media Corp. 3.250%, due 03/15/31              8,250,000       3,031,875
Omnicom Group, Inc. 0.000%, due 07/01/38 (h)          3,000,000       2,797,500
Sinclair Broadcast Group, Inc.
   6.000%, due 09/15/12                               5,000,000       1,631,250
   4.875%/2.000%, due 07/15/18 (g)                    3,000,000       1,275,000
                                                                 --------------
                                                                      8,735,625
                                                                 --------------
METALS & MINING -- 1.0%
Newmont Mining Corp.
   3.000%, due 02/15/12                                 925,000       1,145,844
   1.250%, due 07/15/14 (a)                           5,000,000       6,050,000
Placer Dome, Inc. 2.750%, due 10/15/23                5,550,000       7,832,437
                                                                 --------------
                                                                     15,028,281
                                                                 --------------
OIL, GAS & CONSUMABLE FUELS -- 0.1%
Quicksilver Resources, Inc. 1.875%, due
   11/01/24                                           3,000,000       2,156,250
                                                                 --------------
PHARMACEUTICALS -- 1.0%
Alza Corp. 0.598%, due 07/28/20 (a)(h)                7,000,000       6,002,500
Teva Pharmaceutical Finance Co. B.V.
   1.750%, due 02/01/26 (a)                           4,675,000       5,095,750
Teva Pharmaceutical Industries, Ltd.
   0.250%, due 02/01/24                               3,500,000       4,602,500
                                                                 --------------
                                                                     15,700,750
                                                                 --------------
PROFESSIONAL SERVICES -- 0.6%
FTI Consulting, Inc. 3.750%, due 07/15/12             5,000,000       8,381,250
                                                                 --------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 0.3%
Intel Corp. 2.950%, due 12/15/35                      5,000,000       4,100,000
                                                                 --------------
SOFTWARE -- 0.3%
Symantec Corp. 0.750%, due 06/15/11                   5,000,000       4,943,750
                                                                 --------------

MET INVESTORS SERIES TRUST
LORD ABBETT BOND DEBENTURE PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2009
(Percentage of Net Assets)

                                                     SHARES/PAR
SECURITY DESCRIPTION                                   AMOUNT          VALUE
--------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES -- 0.4%
Nextel Communications, Inc. 5.250%, due
   01/15/10                                        $  1,500,000  $    1,453,125
NII Holdings, Inc. 2.750%, due 08/15/25               2,500,000       2,290,625
SBA Communications Corp. 0.375%, due
   12/01/10                                           2,675,000       2,521,187
                                                                 --------------
                                                                      6,264,937
                                                                 --------------
Total Convertible Bonds (Cost $181,172,818)                         151,251,989
                                                                 --------------
COMMON STOCKS -- 0.4%
ENERGY EQUIPMENT & SERVICES -- 0.1%
Pride International, Inc. *(a)                           59,511       1,070,008
                                                                 --------------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS -- 0.3%
NRG Energy, Inc. *                                      256,410       4,512,816
                                                                 --------------
PAPER & FOREST PRODUCTS -- 0.0%
Indah Kiat Pulp and Paper Corp. *                     1,867,500         144,871
                                                                 --------------
Total Common Stocks (Cost $9,268,299)                                 5,727,695
                                                                 --------------
PREFERRED STOCK -- 0.0%
THRIFTS & MORTGAGE FINANCE -- 0.0%
Federal National Mortgage Assoc. 8.250% (a)
   (Cost -- $3,423,167)                                 136,300          96,773
                                                                 --------------
CONVERTIBLE PREFERRED STOCKS -- 2.0%
COMMERCIAL BANKS -- 0.2%
Wells Fargo & Co. 7.500%, due 12/31/49                    6,000       2,873,940
                                                                 --------------
DIVERSIFIED FINANCIAL SERVICES -- 0.6%
Bank of America Corp. 7.250%, due
   12/31/49 (a)                                           9,000       3,820,500
Vale Capital, Ltd. 5.500%, due 06/15/10                 160,725       4,691,161
                                                                 --------------
                                                                      8,511,661
                                                                 --------------
FOOD PRODUCTS -- 0.1%
H.J. Heinz Co. 8.000%, due 07/15/13 (144A) (c)               25       2,162,500
                                                                 --------------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS -- 0.1%
NRG Energy, Inc. 4.000%, due 12/31/49                       900         800,100
                                                                 --------------
MULTI-UTILITIES -- 0.0%
CMS Energy Corp. 4.500%, due 12/31/49                     5,000         315,625
                                                                 --------------
OIL, GAS & CONSUMABLE FUELS -- 0.6%
Chesapeake Energy Corp. 4.500%, due
   12/31/49 (a)                                          45,000       2,767,500
El Paso Corp. 4.990%, due 12/31/49                        5,500       3,190,000
Williams Holdings of Delaware, Inc.
   5.500%, due 06/01/33                                  65,000       3,510,000
                                                                 --------------
                                                                      9,467,500
                                                                 --------------
PHARMACEUTICALS -- 0.4%
Mylan, Inc. 6.500%, due 11/15/10                          6,500      5,540,860
                                                                 --------------
THRIFTS & MORTGAGE FINANCE -- 0.0%
Federal National Mortgage Assoc. 8.750%,
   due 05/13/11                                         125,000        130,000
                                                                 --------------
Total Convertible Preferred Stocks
(Cost $54,548,126)                                                   29,802,186
                                                                 --------------
ESCROWED SHARES -- 0.0%
COMMERCIAL BANKS -- 0.0%
Premier Entertainment Biloxi LLC 10.750%,
   due 02/01/12*
   (Cost -- $0)                                       3,100,000              0
                                                                 --------------
SHORT-TERM INVESTMENTS -- 10.2%
State Street Bank & Trust Co., Repurchase
   Agreement, dated 03/31/09 at 0.010% to
   be repurchased at $19,289,005 on
   04/01/09 collateralized by $18,785,000
   FHLB at 4.375% due 09/17/10 with a
   value of $19,679,166.                           $ 19,289,000      19,289,000

MET INVESTORS SERIES TRUST
LORD ABBETT BOND DEBENTURE PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2009
(Percentage of Net Assets)

                                                        PAR
SECURITY DESCRIPTION                                   AMOUNT          VALUE
--------------------------------------------------------------------------------
State Street Navigator Securities Lending
   Trust Prime Portfolio (i)                       $134,266,722  $  134,266,722
                                                                 --------------
Total Short-Term Investments (Cost $153,555,722)                    153,555,722
                                                                 --------------
TOTAL INVESTMENTS -- 107.1% (Cost $1,978,579,452#)                1,608,648,706
                                                                 --------------
Other Assets and Liabilities (net) -- (7.1)%                       (107,013,424)
                                                                 --------------
TOTAL NET ASSETS -- 100.0%                                       $1,501,635,282
                                                                 ==============

PORTFOLIO FOOTNOTES:

*    Non-income producing security.

# Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes, are $18,254,775 and $388,185,521 respectively, resulting in a net unrealized depreciation of $369,930,746.

(a) A portion or all of the security was held on loan. As of March 31, 2009, the market value of securities loaned was $131,519,755 and the collateral received consisted of cash in the amount of $134,266,722. The cash collateral is invested in a money market fund managed by an affiliate of the custodian.

(b) Security is a "step-up" bond where coupon increases or steps up at a predetermined date. Rates shown are current coupon and next coupon rate when security steps up.

(c) Securities that may be resold to "qualified institutional buyers" under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended. These securities have been determined to be liquid under the guidelines established by the Board of Trustees. These securities represent in the aggregate $131,519,755 of net assets.

(d)  Security is in default and/or issuer is in bankruptcy.

(e) Variable or floating rate security. The stated rate represents the rate at March 31, 2009.

(f) Payment-in-kind security for which part of the income earned may be paid as additional principal.

(g) Security is a "step-down" bond where the coupon decreases or steps down at a predetermined date. Rates shown are current coupon and next coupon rate when a security steps down.

(h)  Zero coupon bond - Interest rate represents current yield to maturity.

(i) Represents investment of collateral received from securities lending transactions.

EDF - Environmental Defense Fund

FHLB - Federal Home Loan Bank

The following table summarizes the credit composition of the portfolio holdings of the Lord Abbett Bond Debenture Portfolio at March 31, 2009, based upon credit quality ratings issued by Standard & Poor's. For securities not rated by Standard & Poor's, the equivalent Moody's rating is used.

                                                                 PERCENT OF
PORTFOLIO COMPOSITION BY CREDIT QUALITY (UNAUDITED)               PORTFOLIO
----------------------------------------------------------------------------
AAA                                                                  14.69%
AA                                                                    2.61
A                                                                     9.02
BBB                                                                  12.37
BB                                                                   19.92
B                                                                    28.42
Below B                                                               9.20
Equities/Other                                                        3.77
                                                                    ------
Total:                                                              100.00%
                                                                    ======

FAS 157 VALUATION DISCLOSURE
----------------------------

The Portfolio adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157), effective with the beginning of the Portfolio's fiscal year. FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements. Management has evaluated the application of FAS 157 to the Portfolio and has determined that the adoption of FAS 157 does not have a material impact on the Portfolio's financial statements. The three levels of the hierarchy under FAS 157 are described below:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio's net assets as of March 31, 2009:

                                                 INVESTMENTS IN  OTHER FINANCIAL
VALUATION INPUTS                                   SECURITIES     INSTRUMENTS*
--------------------------------------------------------------------------------
LEVEL 1 - QUOTED PRICES                            $170,343,460        $0
LEVEL 2 - OTHER SIGNIFICANT OBSERVABLE INPUTS     1,438,305,246         0
LEVEL 3 - SIGNIFICANT UNOBSERVABLE INPUTS                     0         0
--------------------------------------------------------------------------------
TOTAL                                            $1,608,648,706        $0

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument.

MET INVESTORS SERIES TRUST
LORD ABBETT GROWTH AND INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited)
March 31, 2009
(Percentage of Net Assets)

SECURITY DESCRIPTION                                          SHARES          VALUE
--------------------------------------------------------   -----------   --------------
COMMON STOCKS -- 96.1%
AEROSPACE & DEFENSE -- 0.3%
Rockwell Collins, Inc.                                         221,900   $    7,242,816
                                                                         --------------
AIRLINES -- 2.2%
Delta Air Lines, Inc. *                                      7,890,065       44,421,066
                                                                         --------------
AUTOMOBILES -- 0.1%
Ford Motor Co. *                                               551,600        1,450,708
                                                                         --------------
BEVERAGES -- 3.1%
Coca-Cola Enterprises, Inc.                                  4,850,888       63,983,213
                                                                         --------------
BIOTECHNOLOGY -- 2.3%
Amgen, Inc. *                                                  781,100       38,680,072
Genzyme Corp. *                                                147,000        8,730,330
                                                                         --------------
                                                                             47,410,402
                                                                         --------------
BUILDING PRODUCTS -- 0.3%
Masco Corp. (a)                                                798,690        5,574,856
                                                                         --------------
CAPITAL MARKETS -- 13.2%
Bank of New York Mellon Corp.                                3,684,753      104,094,272
Franklin Resources, Inc.                                       806,800       43,462,316
Goldman Sachs Group, Inc. (The)                                511,200       54,197,424
Legg Mason, Inc.                                               426,024        6,773,782
Morgan Stanley                                                 573,100       13,049,487
Northern Trust Corp.                                           102,400        6,125,568
State Street Corp.                                              91,100        2,804,058
T. Rowe Price Group, Inc.                                    1,295,679       37,393,296
TD Ameritrade Holding Corp. *                                  340,500        4,702,305
                                                                         --------------
                                                                            272,602,508
                                                                         --------------
CHEMICALS -- 0.7%
Praxair, Inc.                                                  221,243       14,887,441
                                                                         --------------
COMMERCIAL & PROFESSIONAL SERVICES -- 0.9%
Waste Management, Inc.                                         698,587       17,883,827
                                                                         --------------
COMMERCIAL BANKS -- 5.9%
BB&T Corp.                                                     745,574       12,615,112
M&T Bank Corp. (a)                                             526,689       23,827,410
PNC Financial Services Group, Inc.                             709,329       20,776,247
Wells Fargo & Co.                                            4,548,049       64,764,218
                                                                         --------------
                                                                            121,982,987
                                                                         --------------
COMMUNICATIONS EQUIPMENT -- 0.3%
Cisco Systems, Inc. *                                          245,900        4,123,743
Corning, Inc.                                                  195,000        2,587,650
                                                                         --------------
                                                                              6,711,393
                                                                         --------------
COMPUTERS & PERIPHERALS -- 0.9%
Hewlett-Packard Co.                                            556,830       17,851,970
                                                                         --------------
DIVERSIFIED FINANCIAL SERVICES -- 6.4%
Bank of America Corp.                                        2,415,023       16,470,457
JPMorgan Chase & Co.                                         3,853,564      102,427,731
Moody's Corp.                                                  548,500       12,571,620
                                                                         --------------
                                                                            131,469,808
                                                                         --------------
DIVERSIFIED TELECOMMUNICATION SERVICES -- 2.1%
AT&T, Inc.                                                   1,709,443       43,077,964
                                                                         --------------
ENERGY EQUIPMENT & SERVICES -- 2.6%
Cameron International Corp. *                                   33,500          734,655
Halliburton Co.                                                600,499        9,289,719

MET INVESTORS SERIES TRUST
LORD ABBETT GROWTH AND INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2009
(Percentage of Net Assets)

Schlumberger, Ltd.                                           1,067,779   $   43,373,183
                                                                         --------------
                                                                             53,397,557
                                                                         --------------
FOOD & STAPLES RETAILING -- 3.8%
CVS Caremark Corp.                                             301,000        8,274,490
Kroger Co. (The)                                             1,701,532       36,106,509
Wal-Mart Stores, Inc.                                          640,368       33,363,173
                                                                         --------------
                                                                             77,744,172
                                                                         --------------
FOOD PRODUCTS -- 4.2%
Archer-Daniels-Midland Co.                                   1,668,591       46,353,458
J.M. Smucker Co. (The)                                          59,500        2,217,565
Kraft Foods, Inc. - Class A                                  1,695,160       37,785,116
                                                                         --------------
                                                                             86,356,139
                                                                         --------------
HEALTH CARE EQUIPMENT & SUPPLIES -- 3.7%
Boston Scientific Corp. *                                    6,636,625       52,761,169
Covidien, Ltd.                                                 713,900       23,730,036
                                                                         --------------
                                                                             76,491,205
                                                                         --------------
HEALTH CARE PROVIDERS & SERVICES -- 1.4%
Humana, Inc. *                                                 141,900        3,700,752
UnitedHealth Group, Inc.                                       887,220       18,569,515
WellPoint, Inc. *                                              148,600        5,642,342
                                                                         --------------
                                                                             27,912,609
                                                                         --------------
HOTELS, RESTAURANTS & LEISURE -- 1.8%
Carnival Corp.                                               1,013,066       21,882,226
Marriott International, Inc. - Class A (a)                     859,200       14,056,512
Starbucks Corp. *                                              120,000        1,333,200
                                                                         --------------
                                                                             37,271,938
                                                                         --------------
HOUSEHOLD DURABLES -- 0.3%
Pulte Homes, Inc. (a)                                          638,900        6,983,177
                                                                         --------------
HOUSEHOLD PRODUCTS -- 0.3%
Colgate-Palmolive Co.                                           88,500        5,219,730
                                                                         --------------
INSURANCE -- 2.1%
ACE, Ltd.                                                      194,500        7,857,800
Aon Corp.                                                      889,000       36,288,980
                                                                         --------------
                                                                             44,146,780
                                                                         --------------
INTERNET & CATALOG RETAIL -- 0.3%
HSN, Inc. *(a)                                               1,275,578        6,556,471
                                                                         --------------
INTERNET SOFTWARE & SERVICES -- 1.8%
IAC/InterActiveCorp *                                        2,370,396       36,101,131
                                                                         --------------
IT SERVICES -- 0.3%
Western Union Co.                                              519,175        6,526,030
                                                                         --------------
LIFE SCIENCES TOOLS & SERVICES -- 0.1%
Thermo Fisher Scientific, Inc. *                                55,000        1,961,850
                                                                         --------------
MACHINERY -- 2.2%
Danaher Corp. (a)                                               35,500        1,924,810
Eaton Corp.                                                    920,766       33,939,435
Parker Hannifin Corp.                                          258,000        8,766,840
                                                                         --------------
                                                                             44,631,085
                                                                         --------------
MEDIA -- 1.8%
Comcast Corp. - Class A                                      1,530,954       20,882,213
Time Warner Cable, Inc.                                         98,321        2,438,351
Time Warner, Inc.                                              391,700        7,630,316

MET INVESTORS SERIES TRUST
LORD ABBETT GROWTH AND INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2009
(Percentage of Net Assets)

SECURITY DESCRIPTION                                         SHARES          VALUE
--------------------                                      ------------   --------------
Viacom, Inc. - Class B *                                       302,700   $    5,260,926
                                                                         --------------
                                                                             36,211,806
                                                                         --------------
MULTILINE RETAIL -- 6.5%
J.C. Penney Co., Inc. (a)                                      622,300       12,489,561
Kohl's Corp. *                                               1,381,276       58,455,600
Target Corp.                                                 1,842,300       63,356,697
                                                                         --------------
                                                                            134,301,858
                                                                         --------------
OIL, GAS & CONSUMABLE FUELS -- 7.2%
Apache Corp.                                                    60,400        3,871,036
Chevron Corp.                                                  363,200       24,421,568
El Paso Corp.                                                1,171,000        7,318,750
Exxon Mobil Corp.                                              707,700       48,194,370
Hess Corp.                                                     433,900       23,517,380
Occidental Petroleum Corp.                                     376,900       20,974,485
Valero Energy Corp.                                            151,100        2,704,690
XTO Energy, Inc.                                               548,675       16,800,428
                                                                         --------------
                                                                            147,802,707
                                                                         --------------
PHARMACEUTICALS -- 5.2%
Abbott Laboratories                                            718,945       34,293,676
Pfizer, Inc. (a)                                               957,927       13,046,966
Schering-Plough Corp.                                          542,800       12,782,940
Teva Pharmaceutical Industries, Ltd. (ADR)                   1,023,796       46,122,010
                                                                         --------------
                                                                            106,245,592
                                                                         --------------
ROAD & RAIL -- 1.2%
Hertz Global Holdings, Inc. *                                6,306,659       24,785,170
                                                                         --------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 0.9%
Intel Corp.                                                  1,213,200       18,258,660
                                                                         --------------
SOFTWARE -- 2.9%
Adobe Systems, Inc. *                                          464,580        9,937,366
Microsoft Corp.                                                497,200        9,133,564
Oracle Corp. *                                               2,295,725       41,483,751
                                                                         --------------
                                                                             60,554,681
                                                                         --------------
SPECIALTY RETAIL -- 6.2%
Best Buy Co., Inc. (a)                                       1,291,735       49,034,260
Home Depot, Inc. (The) (a)                                   2,589,600       61,010,976
J. Crew Group, Inc. *(a)                                     1,239,916       16,342,093
Lowe's Cos., Inc. (a)                                          108,000        1,971,000
                                                                         --------------
                                                                            128,358,329
                                                                         --------------
TEXTILES, APPAREL & LUXURY GOODS -- 0.2%
VF Corp. (a)                                                    69,700        3,980,567
                                                                         --------------
TOBACCO -- 0.2%
Altria Group, Inc.                                             315,400        5,052,708
                                                                         --------------
WIRELESS TELECOMMUNICATION SERVICES -- 0.2%
Sprint Nextel Corp. *                                        1,275,300        4,552,821
                                                                         --------------
Total Common Stocks (Cost $2,562,194,092)                                 1,977,955,732
                                                                         --------------
ESCROWED SHARES -- 0.0%
COMPUTERS & PERIPHERALS -- 0.0%
ESC Seagate Technology (b)*
(Cost -- $0)                                                    10,300               10
                                                                         --------------

                                                              PAR
SECURITY DESCRIPTION                                         AMOUNT          VALUE
--------------------                                      ------------   --------------
SHORT-TERM INVESTMENTS -- 8.9%

State Street Bank & Trust Co., Repurchase Agreement,
   dated 3/31/09 at 0.010% to be repurchased at
   $15,298,129 on 04/01/09 collateralized by $15,375,000
   FHLB at 3.000% due 04/15/09 with a value of
   $15,604,088.                                            $15,298,125       15,298,125

MET INVESTORS SERIES TRUST
LORD ABBETT GROWTH AND INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2009
(Percentage of Net Assets)

                                                               PAR
SECURITY DESCRIPTION                                         AMOUNT          VALUE
--------------------                                      ------------   --------------
State Street Bank & Trust Co., Repurchase Agreement,
   dated 3/31/09 at 0.010% to be repurchased at
   $67,188,772 on 04/01/09 collateralized by $67,440,000
   FHLB at 3.240% due 04/03/09 with a value of
   $68,532,528.                                            $67,188,753   $   67,188,753
State Street Bank & Trust Co., Repurchase Agreement,
   dated 3/31/09 at 0.010% to be repurchased at
   $2,399,122 on 04/01/09 collateralized by $2,450,000
   U.S. Treasury Bill at 0.150% due 05/21/09 with a
   value of $2,449,510.                                      2,399,122        2,399,122
State Street Navigator Securities Lending Prime
   Portfolio(c)                                             99,098,440       99,098,440
                                                                         --------------
Total Short-Term Investments (Cost $183,984,440)                            183,984,440
                                                                         --------------
TOTAL INVESTMENTS -- 105.0% (Cost $2,746,178,532#)                        2,161,940,182
                                                                         --------------
Other Assets and Liabilities (net) -- (5.0)%                               (102,985,429)
                                                                         --------------
TOTAL NET ASSETS -- 100.0%                                               $2,058,954,753
                                                                         ==============

PORTFOLIO FOOTNOTES:

*    Non-income producing security.

# Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes, are $45,762,008 and $630,000,358 respectively, resulting in a net unrealized depreciation of $584,238,350.

(a) A portion or all of the security was held on loan. As of March 31, 2009, the market value of securities loaned was $96,800,705 and the collateral received consisted of cash in the amount of $99,098,440. The cash collateral is invested in a money market fund managed by an affiliate of the custodian.

(b)  Illiquid securities representing in the aggregate $10 of net assets.

(c) Represents investment of collateral received from securities lending transactions.

ADR - American Depositary Receipt

FHLB - Federal Home Loan Bank

FAS 157 VALUATION DISCLOSURE
----------------------------

The Portfolio adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157), effective with the beginning of the Portfolio's fiscal year. FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements. Management has evaluated the application of FAS 157 to the Portfolio and has determined that the adoption of FAS 157 does not have a material impact on the Portfolio's financial statements. The three levels of the hierarchy under FAS 157 are described below:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio's net assets as of March 31, 2009:

                                                INVESTMENTS IN   OTHER FINANCIAL
VALUATION INPUTS                                  SECURITIES       INSTRUMENTS*
---------------------------------------------   --------------   ---------------
LEVEL 1 - QUOTED PRICES                         $2,077,054,172          $0
LEVEL 2 - OTHER SIGNIFICANT OBSERVABLE INPUTS       84,886,000           0
LEVEL 3 - SIGNIFICANT UNOBSERVABLE INPUTS                   10           0
                                                --------------         ---
TOTAL                                           $2,161,940,182          $0

FAS 157 LEVEL 3 RECONCILIATION DISCLOSURE

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

                                                      INVESTMENTS IN   OTHER FINANCIAL
                                                        SECURITIES       INSTRUMENTS
                                                      --------------   ---------------
BALANCE AS OF JANUARY 1, 2009                              $10               $0
   Accrued discounts/premiums                                0                0
   Realized Gain (Loss)                                      0                0
   Change in unrealized appreciation (depreciation)          0                0
   Net Purchases (Sales)                                     0                0
   Transfers in (Out) of Level 3                             0                0
                                                           ---              ---
BALANCE AS OF MARCH 31, 2009                               $10               $0

* Other financial instruments are derivative instruments not reflected in the Portfolio of investments such as futures, forwards, swap contracts and written options which are valued at the unrealized appreciation/depreciation on the instrument.

MET INVESTORS SERIES TRUST
LORD ABBETT MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited)
March 31, 2009
(Percentage of Net Assets)

SECURITY DESCRIPTION                                                    SHARES         VALUE
------------------------------------------------------------------   -----------   ------------
COMMON STOCKS -- 97.3%
AEROSPACE & DEFENSE -- 1.8%
Curtiss-Wright Corp.                                                      30,400   $    852,720
ITT Corp.                                                                 38,200      1,469,554
Precision Castparts Corp.                                                 11,900        712,810
Rockwell Collins, Inc.                                                    38,300      1,250,112
                                                                                   ------------
                                                                                      4,285,196
                                                                                   ------------
AUTO COMPONENTS -- 1.8%
Autoliv, Inc. (a)                                                         60,300      1,119,771
BorgWarner, Inc. (a)                                                     123,100      2,498,930
WABCO Holdings, Inc.                                                      40,200        494,862
                                                                                   ------------
                                                                                      4,113,563
                                                                                   ------------
BEVERAGES -- 0.3%
Coca-Cola Enterprises, Inc.                                               62,396        823,003
                                                                                   ------------
BIOTECHNOLOGY -- 1.1%
Biogen Idec, Inc. *                                                       25,600      1,341,952
Genzyme Corp. *                                                           19,400      1,152,166
                                                                                   ------------
                                                                                      2,494,118
                                                                                   ------------
CAPITAL MARKETS -- 3.4%
Lazard, Ltd. - Class A                                                   124,800      3,669,120
Raymond James Financial, Inc.                                            158,600      3,124,420
State Street Corp.                                                        39,600      1,218,888
                                                                                   ------------
                                                                                      8,012,428
                                                                                   ------------
CHEMICALS -- 1.9%
Celanese Corp., Series A                                                 108,400      1,449,308
Valspar Corp. (The)                                                      153,415      3,063,698
                                                                                   ------------
                                                                                      4,513,006
                                                                                   ------------
COMMERCIAL & PROFESSIONAL SERVICES -- 1.0%
Republic Services, Inc.                                                  139,186      2,387,040
                                                                                   ------------
COMMERCIAL BANKS -- 2.1%
City National Corp.                                                       26,300        888,151
Comerica, Inc. (a)                                                        58,200      1,065,642
Commerce Bancshares, Inc.                                                  7,000        254,100
M&T Bank Corp. (a)                                                        61,343      2,775,157
                                                                                   ------------
                                                                                      4,983,050
                                                                                   ------------
COMMUNICATIONS EQUIPMENT -- 1.6%
Tellabs, Inc. *                                                          796,298      3,647,045
                                                                                   ------------
CONSTRUCTION & ENGINEERING -- 3.1%
Jacobs Engineering Group, Inc. *                                          47,800      1,847,948
KBR, Inc. (a)                                                            213,011      2,941,682
URS Corp. *                                                               59,300      2,396,313
                                                                                   ------------
                                                                                      7,185,943
                                                                                   ------------
CONTAINERS & PACKAGING -- 2.4%
Ball Corp.                                                               115,522      5,013,655
Pactiv Corp. *                                                            33,599        490,209
                                                                                   ------------
                                                                                      5,503,864
                                                                                   ------------
DISTRIBUTORS -- 1.5%
Genuine Parts Co.                                                        116,861      3,489,469
                                                                                   ------------
DIVERSIFIED TELECOMMUNICATION SERVICES -- 5.1%
CenturyTel, Inc. (a)                                                     107,372      3,019,301
Embarq Corp.                                                             115,950      4,388,707
Qwest Communications International, Inc. (a)                             239,747        819,935

MET INVESTORS SERIES TRUST
LORD ABBETT MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2009
(Percentage of Net Assets)

Windstream Corp.                                                         454,000   $  3,659,240
                                                                                   ------------
                                                                                     11,887,183
                                                                                   ------------
ELECTRIC UTILITIES -- 2.2%
Northeast Utilities                                                      241,958      5,223,873
                                                                                   ------------
ELECTRICAL EQUIPMENT -- 1.2%
Hubbell, Inc. - Class B                                                   48,910      1,318,614
Roper Industries, Inc.                                                    37,700      1,600,365
                                                                                   ------------
                                                                                      2,918,979
                                                                                   ------------
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS -- 0.7%
Anixter International, Inc. *(a)                                          52,900      1,675,872
                                                                                   ------------
ENERGY EQUIPMENT & SERVICES -- 4.0%
Cameron International Corp. *                                             54,100      1,186,413
Halliburton Co.                                                          180,529      2,792,784
Oceaneering International, Inc. *                                         25,200        929,124
Smith International, Inc.                                                 67,400      1,447,752
Transocean, Ltd. *                                                        48,784      2,870,450
                                                                                   ------------
                                                                                      9,226,523
                                                                                   ------------
FOOD & STAPLES RETAILING -- 1.8%
Kroger Co. (The)                                                         175,111      3,715,855
Safeway, Inc.                                                             26,710        539,275
                                                                                   ------------
                                                                                      4,255,130
                                                                                   ------------
FOOD PRODUCTS -- 5.0%
Archer-Daniels-Midland Co.                                                69,500      1,930,710
Dean Foods Co. *                                                         152,600      2,759,008
J.M. Smucker Co. (The)                                                    72,200      2,690,894
Ralcorp Holdings, Inc. *                                                  13,700        738,156
Smithfield Foods, Inc. *(a)                                              380,346      3,598,073
                                                                                   ------------
                                                                                     11,716,841
                                                                                   ------------
GAS UTILITIES -- 3.3%
EQT Corp.                                                                109,700      3,436,901
Piedmont Natural Gas Co., Inc. (a)                                       112,600      2,915,214
Southwest Gas Corp.                                                       61,996      1,306,256
                                                                                   ------------
                                                                                      7,658,371
                                                                                   ------------
HEALTH CARE EQUIPMENT & SUPPLIES -- 1.4%
Covidien, Ltd.                                                            97,900      3,254,196
                                                                                   ------------
HEALTH CARE PROVIDERS & SERVICES -- 4.3%
AmerisourceBergen Corp.                                                  104,400      3,409,704
DaVita, Inc. *                                                            79,100      3,476,445
Healthsouth Corp. *(a)                                                   274,682      2,439,176
Patterson Cos., Inc. *(a)                                                 31,600        595,976
                                                                                   ------------
                                                                                      9,921,301
                                                                                   ------------
HOTELS, RESTAURANTS & LEISURE -- 3.6%
Brinker International, Inc.                                              328,022      4,953,132
Darden Restaurants, Inc. (a)                                              78,666      2,695,097
Wendy's/Arby's Group, Inc. - Class A                                     164,000        824,920
                                                                                   ------------
                                                                                      8,473,149
                                                                                   ------------
HOUSEHOLD DURABLES -- 0.7%
Snap-On, Inc.                                                             64,202      1,611,470
                                                                                   ------------
INDUSTRIAL CONGLOMERATES -- 1.0%
Tyco International, Ltd.                                                 115,100      2,251,356
                                                                                   ------------
INSURANCE -- 6.6%
ACE, Ltd.                                                                112,988      4,564,715
Aon Corp.                                                                120,600      4,922,892

MET INVESTORS SERIES TRUST
LORD ABBETT MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2009
(Percentage of Net Assets)

HCC Insurance Holdings, Inc.                                              54,600   $  1,375,374
Markel Corp. *                                                             2,800        794,864
PartnerRe, Ltd.                                                           58,770      3,647,854
                                                                                   ------------
                                                                                     15,305,699
                                                                                   ------------
LIFE SCIENCES TOOLS & SERVICES -- 0.9%
Life Technologies Corp. *                                                 68,100      2,211,888
                                                                                   ------------
MACHINERY -- 6.5%
Cummins, Inc.                                                             66,710      1,697,770
Donaldson Co., Inc. (a)                                                   62,500      1,677,500
Eaton Corp.                                                               64,200      2,366,412
Kennametal, Inc.                                                          83,500      1,353,535
PACCAR, Inc. (a)                                                          33,100        852,656
Parker Hannifin Corp.                                                     83,500      2,837,330
Pentair, Inc.                                                             45,200        979,484
SPX Corp.                                                                 39,200      1,842,792
Timken Co. (The)                                                         114,469      1,597,987
                                                                                   ------------
                                                                                     15,205,466
                                                                                   ------------
MARINE -- 1.0%
Kirby Corp. *(a)                                                          90,618      2,414,064
                                                                                   ------------
MEDIA -- 1.0%
Interpublic Group Cos., Inc. *                                           547,080      2,253,970
                                                                                   ------------
METALS & MINING -- 1.6%
Reliance Steel & Aluminum Co.                                            139,700      3,678,301
                                                                                   ------------
MULTI-UTILITIES -- 2.6%
CMS Energy Corp. (a)                                                     512,476      6,067,716
                                                                                   ------------
MULTILINE RETAIL -- 1.1%
Macy's, Inc. (a)                                                         228,189      2,030,882
Nordstrom, Inc. (a)                                                       27,300        457,275
                                                                                   ------------
                                                                                      2,488,157
                                                                                   ------------
OIL, GAS & CONSUMABLE FUELS -- 4.7%
Cabot Oil & Gas Corp.                                                     63,000      1,484,910
EOG Resources, Inc.                                                       39,938      2,187,005
Forest Oil Corp. *(a)                                                    105,500      1,387,325
Noble Energy, Inc.                                                        43,700      2,354,556
Petrohawk Energy Corp. *                                                  30,300        582,669
Range Resources Corp.                                                     28,900      1,189,524
Williams Cos., Inc. (The)                                                148,300      1,687,654
                                                                                   ------------
                                                                                     10,873,643
                                                                                   ------------
PHARMACEUTICALS -- 4.4%
Mylan, Inc. *(a)                                                         619,244      8,304,062
Watson Pharmaceuticals, Inc. *                                            66,300      2,062,593
                                                                                   ------------
                                                                                     10,366,655
                                                                                   ------------
ROAD & RAIL -- 0.7%
Kansas City Southern *(a)                                                128,000      1,626,880
                                                                                   ------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 0.4%
Marvell Technology Group, Ltd. *                                         104,900        960,884
                                                                                   ------------
SOFTWARE -- 4.6%
Adobe Systems, Inc. *                                                     99,089      2,119,514
CA, Inc.                                                                  71,900      1,266,159
McAfee, Inc. *(a)                                                        125,051      4,189,208
Sybase, Inc. *(a)                                                        103,168      3,124,959
                                                                                   ------------
                                                                                     10,699,840
                                                                                   ------------

MET INVESTORS SERIES TRUST
LORD ABBETT MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2009
(Percentage of Net Assets)

                                                                     SHARES/PAR
SECURITY DESCRIPTION                                                   AMOUNT         VALUE
--------------------                                               -------------   ------------
SPECIALTY RETAIL -- 2.9%
American Eagle Outfitters, Inc.                                          151,400   $  1,853,136
Foot Locker, Inc.                                                        194,573      2,039,125
TJX Cos., Inc. (The)                                                     108,100      2,771,684
                                                                                   ------------
                                                                                      6,663,945
                                                                                   ------------
TRADING COMPANIES & DISTRIBUTORS -- 2.0%
GATX Corp. (a)                                                            74,500      1,507,135
W.W. Grainger, Inc. (a)                                                   44,603      3,130,239
                                                                                   ------------
                                                                                      4,637,374
                                                                                   ------------
Total Common Stocks (Cost $283,261,810)                                             226,966,451
                                                                                   ------------
SHORT-TERM INVESTMENTS -- 14.4%
State Street Bank & Trust Co., Repurchase Agreement,
   dated 3/31/09 at 0.010% to be repurchased at $8,955,002
   on 04/01/09 collateralized by $9,140,000 FHLB at 0.142%
   due 05/14/09 with a value of $9,139,086.                          $ 8,955,000      8,955,000
State Street Navigator Securities Lending Trust Prime Portfolio(b)    24,618,779     24,618,779
                                                                                   ------------
Total Short-Term Investments (Cost $33,573,779)                                      33,573,779
                                                                                   ------------
TOTAL INVESTMENTS -- 111.7% (Cost $316,835,589#)                                    260,540,230
                                                                                   ------------
Other Assets and Liabilities (net) -- (11.7)%                                       (27,278,246)
                                                                                   ------------
TOTAL NET ASSETS -- 100.0%                                                         $233,261,984
                                                                                   ============

PORTFOLIO FOOTNOTES:

*    Non-income producing security.

# Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes, are $7,670,783 and $63,966,142 respectively, resulting in a net unrealized depreciation of $56,295,359.

(a) A portion or all of the security was held on loan. As of March 31, 2009, the market value of securities loaned was $24,305,012 and the collateral received consisted of cash in the amount of $24,618,779. The cash collateral is invested in a money market fund managed by an affiliate of the custodian.

(b) Represents investment of collateral received from securities lending transactions.

FHLB - Federal Home Loan Bank

FAS 157 VALUATION DISCLOSURE
----------------------------

The Portfolio adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157), effective with the beginning of the Portfolio's fiscal year. FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements. Management has evaluated the application of FAS 157 to the Portfolio and has determined that the adoption of FAS 157 does not have a material impact on the Portfolio's financial statements. The three levels of the hierarchy under FAS 157 are described below:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio's net assets as of March 31, 2009:

                                                INVESTMENTS IN   OTHER FINANCIAL
VALUATION INPUTS                                  SECURITIES       INSTRUMENTS*
---------------------------------------------   --------------   ---------------
LEVEL 1 - QUOTED PRICES                          $251,585,230          $0
LEVEL 2 - OTHER SIGNIFICANT OBSERVABLE INPUTS       8,955,000           0
LEVEL 3 - SIGNIFICANT UNOBSERVABLE INPUTS                   0           0
                                                 ------------         ---
TOTAL                                            $260,540,230          $0

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument.

MET INVESTORS SERIES TRUST
MET/AIM CAPITAL APPRECIATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited)
March 31, 2009
(Percentage of Net Assets)

SECURITY DESCRIPTION                                                   SHARES         VALUE
------------------------------------------------------------------   ----------   ------------
COMMON STOCKS -- 97.1%
AEROSPACE & DEFENSE -- 9.7%
General Dynamics Corp.                                                   23,957   $    996,372
Honeywell International, Inc.                                            32,090        894,027
Lockheed Martin Corp.                                                    28,873      1,993,103
Raytheon Co.                                                             70,282      2,736,781
Rockwell Collins, Inc.                                                   12,317        402,027
United Technologies Corp.                                                47,942      2,060,547
                                                                                  ------------
                                                                                     9,082,857
                                                                                  ------------
BEVERAGES -- 8.0%
Coca-Cola Co. (The)                                                      98,440      4,326,438
PepsiCo, Inc.                                                            61,084      3,144,604
                                                                                  ------------
                                                                                     7,471,042
                                                                                  ------------
BIOTECHNOLOGY -- 1.8%
Gilead Sciences, Inc. *                                                  35,803      1,658,395
                                                                                  ------------
CHEMICALS -- 1.0%
Monsanto Co.                                                              3,672        305,143
Mosaic Co. (The)                                                          7,372        309,477
Potash Corp. of Saskatchewan, Inc.                                        3,706        299,482
                                                                                  ------------
                                                                                       914,102
                                                                                  ------------
COMMERCIAL & PROFESSIONAL SERVICES -- 1.7%
Waste Management, Inc.                                                   61,568      1,576,141
                                                                                  ------------
COMMUNICATIONS EQUIPMENT -- 3.5%
Cisco Systems, Inc. *                                                    50,259        842,844
Nokia Oyj (ADR)                                                          79,887        932,281
Research In Motion, Ltd. *(a)                                            35,785      1,541,260
                                                                                  ------------
                                                                                     3,316,385
                                                                                  ------------
COMPUTERS & PERIPHERALS -- 1.8%
Apple, Inc. *                                                             6,727        707,142
International Business Machines Corp.                                    10,541      1,021,318
                                                                                  ------------
                                                                                     1,728,460
                                                                                  ------------
CONSTRUCTION & ENGINEERING -- 0.5%
Fluor Corp.                                                              12,305        425,138
                                                                                  ------------
DIVERSIFIED CONSUMER SERVICES -- 0.5%
Apollo Group, Inc. - Class A *(a)                                         5,615        439,823
                                                                                  ------------
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS -- 0.1%
Trimble Navigation, Ltd. *(a)                                             5,178         79,120
                                                                                  ------------
ENERGY EQUIPMENT & SERVICES -- 0.5%
Transocean, Ltd. *                                                        8,240        484,842
                                                                                  ------------
FOOD & STAPLES RETAILING -- 3.6%
Kroger Co. (a)                                                          107,124      2,273,171
Wal-Mart Stores, Inc.                                                    21,437      1,116,868
                                                                                  ------------
                                                                                     3,390,039
                                                                                  ------------
FOOD PRODUCTS -- 5.0%
General Mills, Inc.                                                      31,339      1,563,189
Kellogg Co.                                                              86,574      3,171,206
                                                                                  ------------
                                                                                     4,734,395
                                                                                  ------------
HEALTH CARE EQUIPMENT & SUPPLIES -- 12.2%
Baxter International, Inc.                                               67,275      3,445,826
Becton, Dickinson & Co.                                                  52,030      3,498,497
Medtronic, Inc.                                                          76,834      2,264,298

MET INVESTORS SERIES TRUST
MET/AIM CAPITAL APPRECIATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2009
(Percentage of Net Assets)

St. Jude Medical, Inc. *                                                 53,030   $  1,926,580
Varian Medical Systems, Inc. *(a)                                        10,707        325,921
                                                                                  ------------
                                                                                    11,461,122
                                                                                  ------------
HEALTH CARE PROVIDERS & SERVICES -- 1.3%
Express Scripts, Inc. *                                                  13,149        607,089
Quest Diagnostics, Inc.                                                   6,819        323,766
UnitedHealth Group, Inc.                                                 15,409        322,511
                                                                                  ------------
                                                                                     1,253,366
                                                                                  ------------
HOTELS, RESTAURANTS & LEISURE -- 1.2%
McDonald's Corp.                                                         20,964      1,144,005
                                                                                  ------------
HOUSEHOLD PRODUCTS -- 9.8%
Clorox Co. (The) (a)                                                     14,861        765,044
Colgate-Palmolive Co.                                                    73,380      4,327,952
Procter & Gamble Co. (The)                                               88,108      4,149,006
                                                                                  ------------
                                                                                     9,242,002
                                                                                  ------------
INSURANCE -- 5.5%
ACE, Ltd.                                                                43,982      1,776,873
Aon Corp.                                                                22,603        922,654
Assurant, Inc.                                                           15,036        327,484
Chubb Corp. (The)                                                        49,946      2,113,715
                                                                                  ------------
                                                                                     5,140,726
                                                                                  ------------
INTERNET SOFTWARE & SERVICES -- 1.8%
Google, Inc. - Class A *                                                  4,742      1,650,500
                                                                                  ------------
IT SERVICES -- 5.0%
Accenture, Ltd. - Class A                                                96,947      2,665,073
Cognizant Technology Solutions Corp. - Class A *                         50,582      1,051,600
MasterCard, Inc. - Class A (a)                                            6,022      1,008,564
                                                                                  ------------
                                                                                     4,725,237
                                                                                  ------------
METALS & MINING -- 0.3%
BHP Billiton, Ltd.                                                       14,225        315,668
                                                                                  ------------
OIL, GAS & CONSUMABLE FUELS -- 1.4%
Exxon Mobil Corp.                                                         4,992        339,955
Occidental Petroleum Corp.                                               12,370        688,391
Valero Energy Corp.                                                      15,701        281,048
                                                                                  ------------
                                                                                     1,309,394
                                                                                  ------------
PERSONAL PRODUCTS -- 0.4%
Avon Products, Inc.                                                      21,553        414,464
                                                                                  ------------
PHARMACEUTICALS -- 7.6%
Abbott Laboratories                                                      44,359      2,115,925
Johnson & Johnson                                                        81,767      4,300,944
Shire, Ltd.                                                              60,278        732,666
                                                                                  ------------
                                                                                     7,149,535
                                                                                  ------------
ROAD & RAIL -- 0.7%
Norfolk Southern Corp. (a)                                                9,432        318,330
Union Pacific Corp.                                                       7,347        302,035
                                                                                  ------------
                                                                                       620,365
                                                                                  ------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 0.6%
Altera Corp. (a)                                                         15,363        269,621
Xilinx, Inc. (a)                                                         13,185        252,624
                                                                                  ------------
                                                                                       522,245
                                                                                  ------------
SOFTWARE -- 7.0%
Adobe Systems, Inc. *                                                    69,983      1,496,936

MET INVESTORS SERIES TRUST
MET/AIM CAPITAL APPRECIATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2009
(Percentage of Net Assets)

Amdocs, Ltd. *                                             22,844  $    423,071
Autodesk, Inc. *                                           22,437       377,166
Intuit, Inc. *                                             14,307       386,289
McAfee, Inc. *(a)                                          10,197       341,599
Microsoft Corp.                                           184,234     3,384,379
Symantec Corp. *                                           13,924       208,025
                                                                   ------------
                                                                      6,617,465
                                                                   ------------
SPECIALTY RETAIL -- 0.8%
Gap, Inc. (The)                                            58,756       763,240
                                                                   ------------
TEXTILES, APPAREL & LUXURY GOODS -- 0.4%
NIKE, Inc. - Class B (a)                                    7,046       330,387
                                                                   ------------
TRADING COMPANIES & DISTRIBUTORS -- 0.8%
W.W. Grainger, Inc. (a)                                    10,492       736,328
                                                                   ------------
WIRELESS TELECOMMUNICATION SERVICES -- 2.6%
China Mobile, Ltd.                                         60,494       527,826
KDDI Corp.                                                    407     1,917,256
                                                                   ------------
                                                                      2,445,082
                                                                   ------------
Total Common Stocks (Cost $119,480,863)                              91,141,870
                                                                   ------------

                                                         PAR
SECURITY DESCRIPTION                                    AMOUNT        VALUE
--------------------                                 ------------  ------------
SHORT-TERM INVESTMENTS -- 9.8%
State Street Bank & Trust Co., Repurchase Agreement,
   dated 3/31/09 at 0.010% to be repurchased at
   $2,381,001 on 04/01/09 collateralized by
   $2,430,000 U.S. Treasury Bill at 0.140% due
   05/21/09 with a value of $2,429,514.                $2,381,000     2,381,000
State Street Navigator Securities Lending Trust
   Prime Portfolio(b)                                   6,797,527     6,797,527
                                                                   ------------
Total Short-Term Investments (Cost $9,178,527)                        9,178,527
                                                                   ------------
TOTAL INVESTMENTS -- 106.9% (Cost $128,659,390#)                    100,320,397
                                                                   ------------
Other Assets and Liabilities (net) -- (6.9)%                         (6,471,351)
                                                                   ------------
TOTAL NET ASSETS -- 100.0%                                         $ 93,849,046
                                                                   ============

PORTFOLIO FOOTNOTES:

*    Non-income producing security.

# Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes, are $799,709 and $29,138,702 respectively, resulting in a net unrealized depreciation of $28,338,993.

(a) A portion or all of the security was held on loan. As of March 31, 2009, the market value of securities loaned was $6,645,157 and the collateral received consisted of cash in the amount of $6,797,527. The cash collateral is invested in a money market fund managed by an affiliate of the custodian.

(b) Represents investment of collateral received from securities lending transactions.

ADR - American Depositary Receipt

FAS 157 VALUATION DISCLOSURE
----------------------------

The Portfolio adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157), effective with the beginning of the Portfolio's fiscal year. FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements. Management has evaluated the application of FAS 157 to the Portfolio and has determined that the adoption of FAS 157 does not have a material impact on the Portfolio's financial statements. The three levels of the hierarchy under FAS 157 are described below:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio's net assets as of March 31, 2009:

                                                INVESTMENTS IN   OTHER FINANCIAL
VALUATION INPUTS                                  SECURITIES      INSTRUMENTS*
---------------------------------------------   --------------   ---------------
LEVEL 1 - QUOTED PRICES                          $ 94,445,981           $0
LEVEL 2 - OTHER SIGNIFICANT OBSERVABLE INPUTS       5,874,416            0
LEVEL 3 - SIGNIFICANT UNOBSERVABLE INPUTS                   0            0
                                                 ------------          ---
TOTAL                                            $100,320,397           $0

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument.

MET INVESTORS SERIES TRUST
MET/AIM SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited)
March 31, 2009
(Percentage of Net Assets)

SECURITY DESCRIPTION                                        SHARES         VALUE
------------------------------------------------------   -----------   ------------
COMMON STOCKS -- 97.8%
AEROSPACE & DEFENSE -- 1.7%
Hexcel Corp.*                                                310,737   $  2,041,542
TransDigm Group, Inc.*(a)                                    206,950      6,796,238
                                                                       ------------
                                                                          8,837,780
                                                                       ------------
AIR FREIGHT & LOGISTICS -- 1.5%
Forward Air Corp. (a)                                        216,809      3,518,810
Hub Group, Inc.*                                             244,692      4,159,764
                                                                       ------------
                                                                          7,678,574
                                                                       ------------
BIOTECHNOLOGY -- 6.6%
Acorda Therapeutics, Inc.*                                   195,417      3,871,211
BioMarin Pharmaceutical, Inc.*(a)                            301,237      3,720,277
Cepheid, Inc.*(a)                                            261,762      1,806,158
Human Genome Sciences, Inc.*(a)                              371,647        308,467
Isis Pharmaceuticals, Inc.*                                  176,400      2,647,764
Martek Biosciences Corp.*                                    181,372      3,310,039
Myriad Genetics, Inc.*                                       210,818      9,585,894
OSI Pharmaceuticals, Inc.*(a)                                101,508      3,883,696
United Therapeutics Corp.*                                    71,661      4,736,076
                                                                       ------------
                                                                         33,869,582
                                                                       ------------
CAPITAL MARKETS -- 5.1%
Affiliated Managers Group, Inc.*                              90,378      3,769,666
Federated Investors, Inc. - Class B                          208,704      4,645,751
Greenhill & Co., Inc.                                        128,321      9,476,506
optionsXpress Holdings, Inc.                                 232,418      2,642,593
Stifel Financial Corp.*                                      133,106      5,764,821
                                                                       ------------
                                                                         26,299,337
                                                                       ------------
CHEMICALS -- 0.8%
Calgon Carbon Corp.*(a)                                      272,796      3,865,519
                                                                       ------------
COMMERCIAL & PROFESSIONAL SERVICES -- 3.2%
EnergySolutions                                              325,486      2,815,454
Fuel Tech, Inc.*(a)                                          308,905      3,231,146
Interface, Inc. - Class A                                    475,338      1,421,261
TETRA Technology, Inc.*                                      436,615      8,898,214
                                                                       ------------
                                                                         16,366,075
                                                                       ------------
COMMERCIAL BANKS -- 2.0%
City National Corp.                                           98,703      3,333,200
Cullen/Frost Bankers, Inc.                                    79,684      3,740,367
SVB Financial Group*                                         167,755      3,356,778
                                                                       ------------
                                                                         10,430,345
                                                                       ------------
COMMUNICATIONS EQUIPMENT -- 4.0%
Harmonic, Inc.*                                              721,208      4,687,852
Nice Systems, Ltd. (ADR)*                                    221,557      5,507,907
Polycom, Inc.*(a)                                            308,027      4,740,536
Starent Networks Corp.*(a)                                   365,830      5,783,772
                                                                       ------------
                                                                         20,720,067
                                                                       ------------
CONSTRUCTION & ENGINEERING -- 1.5%
Pike Electric Corp.*(a)                                      454,674      4,205,734
Quanta Services, Inc.*(a)                                    151,108      3,241,267
                                                                       ------------
                                                                          7,447,001
                                                                       ------------
CONTAINERS & PACKAGING -- 1.0%
Greif, Inc.                                                  150,398      5,006,749
                                                                       ------------

MET INVESTORS SERIES TRUST
MET/AIM SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2009
(Percentage of Net Assets)

DIVERSIFIED CONSUMER SERVICES -- 1.4%
DeVry, Inc.                                                   79,710   $  3,840,428
Strayer Education, Inc. (a)                                   19,098      3,435,157
                                                                       ------------
                                                                          7,275,585
                                                                       ------------
ELECTRIC UTILITIES -- 1.1%
ITC Holdings Corp.                                           129,277      5,639,063
                                                                       ------------
ELECTRICAL EQUIPMENT -- 1.6%
General Cable Corp.*(a)                                      180,127      3,570,117
Regal-Beloit Corp.                                           148,944      4,563,644
                                                                       ------------
                                                                          8,133,761
                                                                       ------------
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS -- 2.7%
Cogent, Inc.*(a)                                             556,965      6,627,883
Coherent, Inc.*                                              153,990      2,656,328
Tech Data Corp.*                                             218,401      4,756,774
                                                                       ------------
                                                                         14,040,985
                                                                       ------------
ENERGY EQUIPMENT & SERVICES -- 2.0%
Dril-Quip, Inc.*                                             185,151      5,684,136
FMC Technologies, Inc.*                                      129,071      4,048,957
ION Geophysical Corp.*(a)                                    441,642        688,961
                                                                       ------------
                                                                         10,422,054
                                                                       ------------
FOOD PRODUCTS -- 1.4%
Ralcorp Holdings, Inc.*                                      136,817      7,371,700
                                                                       ------------
HEALTH CARE EQUIPMENT & SUPPLIES -- 3.9%
Gen-Probe, Inc.*                                             111,328      5,074,330
Insulet Corp.*(a)                                            262,247      1,075,213
Meridian Bioscience, Inc. (a)                                227,845      4,128,551
NuVasive, Inc.*(a)                                           183,243      5,750,165
Wright Medical Group, Inc.*(a)                                80,032      1,042,817
Zoll Medical Corp.*                                          188,544      2,707,492
                                                                       ------------
                                                                         19,778,568
                                                                       ------------
HEALTH CARE PROVIDERS & SERVICES -- 4.8%
Chemed Corp.                                                 156,565      6,090,379
inVentiv Health, Inc.*                                       228,621      1,865,547
LifePoint Hospitals, Inc.*(a)                                227,298      4,741,436
MEDNAX, Inc.*                                                124,009      3,654,545
PSS World Medical, Inc.*(a)                                  216,202      3,102,499
VCA Antech, Inc.*(a)                                         230,537      5,198,609
                                                                       ------------
                                                                         24,653,015
                                                                       ------------
HEALTH CARE TECHNOLOGY -- 0.8%
Eclipsys Corp.*(a)                                           398,915      4,044,998
                                                                       ------------
HOTELS, RESTAURANTS & LEISURE -- 6.3%
Brinker International, Inc.                                  332,462      5,020,176
Buffalo Wild Wings, Inc.*(a)                                 186,955      6,838,814
Choice Hotels International, Inc. (a)                        164,947      4,258,932
Darden Restaurants, Inc. (a)                                 142,181      4,871,121
Jack in the Box, Inc.*                                       295,382      6,879,447
P.F. Chang's China Bistro, Inc.*(a)                          184,465      4,220,559
                                                                       ------------
                                                                         32,089,049
                                                                       ------------
HOUSEHOLD PRODUCTS -- 1.2%
Church & Dwight Co., Inc.                                    119,581      6,245,716
                                                                       ------------
INSURANCE -- 1.8%
Brown & Brown, Inc.                                          193,029      3,650,178
ProAssurance Corp.*                                          119,296      5,561,580
                                                                       ------------
                                                                          9,211,758
                                                                       ------------

MET INVESTORS SERIES TRUST
MET/AIM SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2009
(Percentage of Net Assets)

INTERNET SOFTWARE & SERVICES -- 2.4%
Bankrate, Inc.*(a)                                           152,806   $  3,812,510
Omniture, Inc.*(a)                                           383,693      5,060,910
Websense, Inc.*                                              280,358      3,364,296
                                                                       ------------
                                                                         12,237,716
                                                                       ------------
IT SERVICES -- 3.1%
Global Payments, Inc.                                        125,335      4,187,443
NeuStar, Inc.- Class A*                                      255,060      4,272,255
SRA International, Inc.*                                     250,797      3,686,716
Syntel, Inc. (a)                                             191,754      3,946,297
                                                                       ------------
                                                                         16,092,711
                                                                       ------------
LIFE SCIENCES TOOLS & SERVICES -- 3.0%
AMAG Pharmaceuticals, Inc.*(a)                               119,668      4,400,192
PAREXEL International Corp.*                                 256,388      2,494,655
Techne Corp.                                                  76,705      4,196,531
Varian, Inc.*                                                185,847      4,412,008
                                                                       ------------
                                                                         15,503,386
                                                                       ------------
MACHINERY -- 2.5%
Barnes Group, Inc. (a)                                       233,366      2,494,682
Bucyrus International, Inc. (a)                              132,153      2,006,083
Dynamic Materials Corp. (a)                                  172,774      1,582,610
Lindsay Co. (a)                                               89,793      2,424,411
Wabtec Corp.                                                 158,476      4,180,597
                                                                       ------------
                                                                         12,688,383
                                                                       ------------
MEDIA -- 1.9%
Live Nation, Inc.*(a)                                        303,343        809,926
Marvel Entertainment, Inc.*(a)                               240,725      6,391,248
National CineMedia, Inc.                                     210,405      2,773,138
                                                                       ------------
                                                                          9,974,312
                                                                       ------------
METALS & MINING -- 0.4%
Carpenter Technology Corp.                                   136,958      1,933,847
                                                                       ------------
MULTILINE RETAIL -- 0.9%
Big Lots, Inc.*(a)                                           212,850      4,423,023
                                                                       ------------
OIL, GAS & CONSUMABLE FUELS -- 3.5%
Arena Resources, Inc.*(a)                                    237,603      6,054,124
Bill Barrett Corp.*(a)                                       222,469      4,947,710
Carrizo Oil & Gas, Inc.*(a)                                  198,345      1,761,304
Goodrich Petroleum Corp.*(a)                                 146,219      2,830,800
Whiting Petroleum Corp.*                                      80,515      2,081,313
                                                                       ------------
                                                                         17,675,251
                                                                       ------------
PHARMACEUTICALS -- 1.4%
Medicines Co. (The)*                                         287,038      3,111,492
Perrigo Co. (a)                                              162,582      4,036,911
                                                                       ------------
                                                                          7,148,403
                                                                       ------------
PROFESSIONAL SERVICES -- 1.2%
CoStar Group, Inc.*(a)                                       203,670      6,161,018
                                                                       ------------
REAL ESTATE INVESTMENT TRUSTS (REITS) -- 0.4%
BioMed Realty Trust, Inc.                                    326,831      2,212,646
                                                                       ------------
ROAD & RAIL -- 1.3%
Knight Transportation, Inc.                                  447,732      6,787,617
                                                                       ------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 6.2%
Advanced Energy Industries, Inc.*                            430,509      3,241,733
Hittite Microwave Corp.*                                     176,079      5,493,665

MET INVESTORS SERIES TRUST
MET/AIM SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2009
(Percentage of Net Assets)

Microsemi Corp.*                                          262,032  $  3,039,571
Monolithic Power Systems, Inc.*                           315,973     4,897,581
Power Integrations, Inc. (a)                              216,649     3,726,363
Silicon Laboratories, Inc.*                               220,370     5,817,768
Varian Semiconductor Equipment Associates, Inc.*(a)       256,345     5,552,433
                                                                   ------------
                                                                     31,769,114
                                                                   ------------
SOFTWARE -- 7.4%
ANSYS, Inc.*                                              189,380     4,753,438
Aspen Technology, Inc.*                                   525,325     3,672,022
Blackboard, Inc.*(a)                                      206,806     6,564,022
Informatica Corp.*                                        386,816     5,129,180
Lawson Software, Inc.*                                    735,434     3,125,595
Manhattan Associates, Inc.*(a)                            289,626     5,016,322
Quality Systems, Inc. (a)                                 209,713     9,489,513
                                                                   ------------
                                                                     37,750,092
                                                                   ------------
SPECIALTY RETAIL -- 3.0%
AnnTaylor Stores Corp.*                                   262,778     1,366,446
HOT Topic, Inc.*(a)                                       651,355     7,288,662
Tractor Supply Co.*(a)                                     96,010     3,462,121
Zumiez, Inc.*(a)                                          332,576     3,225,987
                                                                   ------------
                                                                     15,343,216
                                                                   ------------
TEXTILES, APPAREL & LUXURY GOODS -- 1.0%
Warnaco Group, Inc. (The)*                                211,592     5,078,208
                                                                   ------------
TRADING COMPANIES & DISTRIBUTORS -- 0.7%
Watsco, Inc. (a)                                          111,007     3,777,568
                                                                   ------------
WIRELESS TELECOMMUNICATION SERVICES -- 1.1%
SBA Communications Corp.*(a)                              239,250     5,574,525
                                                                   ------------
Total Common Stocks (Cost $707,837,993)                             501,558,317
                                                                   ------------

                                                         PAR
SECURITY DESCRIPTION                                    AMOUNT        VALUE
--------------------                                  -----------  ------------
SHORT-TERM INVESTMENTS -- 14.8%
State Street Bank & Trust Co., Repurchase Agreement,
   dated 03/31/09 at 0.010% to be repurchased at
   $12,078,003 on 04/01/09 collateralized by
   $12,170,000 FHLB at 2.730% due 06/10/09 with a
   value of $12,324,559.                              $12,078,000    12,078,000
State Street Navigator Securities Lending Trust
   Prime Portfolio(b)                                  64,036,273    64,036,273
                                                                   ------------
Total Short-Term Investments (Cost $76,114,273)                      76,114,273
                                                                   ------------
TOTAL INVESTMENTS -- 112.6% (Cost $783,952,266#)                    577,672,590
                                                                   ------------
Other Assets and Liabilities (net) -- (12.6)%                       (64,610,650)
                                                                   ------------
TOTAL NET ASSETS -- 100.0%                                         $513,061,940
                                                                   ============

PORTFOLIO FOOTNOTES:

*    Non-income producing security.

# Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes, are $23,117,355 and $229,397,031 respectively, resulting in a net unrealized depreciation of $206,279,676.

(a) A portion or all of the security was held on loan. As of March 31, 2009, the market value of securities loaned was $62,337,714 and the collateral received consisted of cash in the amount of $63,198,797. The cash collateral is invested in a money market fund managed by an affiliate of the custodian.

(b) Represents investment of collateral received from securities lending transactions.

ADR - American Depositary Receipt
FHLB - Federal Home Loan Bank

FAS 157 VALUATION DISCLOSURE
----------------------------

The Portfolio adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157), effective with the beginning of the Portfolio's fiscal year. FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements. Management has evaluated the application of FAS 157 to the Portfolio and has determined that the adoption of FAS 157 does not have a material impact on the Portfolio's financial statements. The three levels of the hierarchy under FAS 157 are described below:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio's net assets as of March 31, 2009:

                                                INVESTMENTS IN   THER FINANCIAL
VALUATION INPUTS                                  SECURITIES      INSTRUMENTS*
---------------------------------------------   --------------   --------------
LEVEL 1 - QUOTED PRICES                          $565,594,590          $0
LEVEL 2 - OTHER SIGNIFICANT OBSERVABLE INPUTS      12,078,000           0
LEVEL 3 - SIGNIFICANT UNOBSERVABLE INPUTS                   0           0
                                                 ------------         ---
TOTAL                                            $577,672,590          $0

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument.

MET INVESTORS SERIES TRUST
MET/FRANKLIN INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited)
March 31, 2009
(Percentage of Net Assets)

                                                          PAR
SECURITY DESCRIPTION                                     AMOUNT        VALUE
-------------------------------------------------------------------------------
DOMESTIC BONDS & DEBT SECURITIES -- 43.0%
AUTOMOBILES -- 0.1%
Ford Motor Co. 7.450%, due 07/16/31                   $   200,000  $     64,500
                                                                   ------------
BEVERAGES -- 0.8%
Anheuser-Busch InBev Worldwide, Inc.
   7.200%, due 01/15/14 (144A) (a)                      1,000,000     1,048,911
                                                                   ------------
CAPITAL MARKETS -- 1.3%
Goldman Sachs Group, Inc. (The) 7.500%,
   due 02/15/19                                           700,000       699,672
Lehman Brothers Holdings, Inc. 6.200%,
   due 09/26/14 (b)                                       250,000        33,125
Merrill Lynch & Co., Inc. 6.875%, due
   04/25/18                                               500,000       418,399
Morgan Stanley 5.300%, due 03/01/13                       500,000       481,196
                                                                   ------------
                                                                      1,632,392
                                                                   ------------
CHEMICALS -- 0.0%
Ineos Group Holdings Plc 7.875%, due
   02/15/16 (144A) (a)                                    158,000        17,809
                                                                   ------------
COMMERCIAL & PROFESSIONAL SERVICES -- 1.3%
Allied Waste North America, Inc. 6.125%,
   due 02/15/14                                         1,250,000     1,176,211
Hertz Corp.
   8.875%, due 01/01/14                                   500,000       305,625
   Class A 10.500%, due 01/01/16                          500,000       220,000
                                                                   ------------
                                                                      1,701,836
                                                                   ------------
COMMERCIAL BANKS -- 1.0%
Wells Fargo Capital XIII 7.700%, due
   12/29/49                                               300,000       142,995
Wells Fargo Capital XV 9.750%, due
   09/26/44                                             1,535,000     1,121,468
                                                                   ------------
                                                                      1,264,463
                                                                   ------------
CONSUMER FINANCE -- 4.0%
American Express Credit Corp. 7.300%, due
   08/20/13                                               500,000       464,549
Ford Motor Credit Co. LLC
   7.375%, due 10/28/09                                 1,750,000     1,569,684
   7.875%, due 06/15/10                                 2,700,000     2,231,871
   9.750%, due 09/15/10                                 1,000,000       822,898
                                                                   ------------
                                                                      5,089,002
                                                                   ------------
DIVERSIFIED FINANCIAL SERVICES -- 2.4%
Bank of America Corp. 8.125%, due 12/29/49                500,000       205,670
General Motors Acceptance Corp. LLC
   7.750%, due 01/19/10 (144A) (a)                        652,000       547,850
   6.875%, due 09/15/11 (144A) (a)                        126,000        89,583
JPMorgan Chase & Co. 7.900%, due 12/31/49               2,350,000     1,513,285
Petroplus Finance, Ltd.
   6.750%, due 05/01/14 (144A) (a)                        500,000       372,500
   7.000%, due 05/01/17 (144A) (a)                        380,000       275,500
Washington Mutual Preferred Funding LLC
   9.750%, due 10/29/49 (144A) (a)(b)                     100,000            70
                                                                   ------------
                                                                      3,004,458
                                                                   ------------
DIVERSIFIED TELECOMMUNICATION SERVICES -- 0.0%
Nortel Networks, Ltd. 10.750%, due
   07/15/16 (144A) (a)(b)                                 300,000        55,500
                                                                   ------------
ELECTRIC UTILITIES -- 3.1%
Aquila, Inc. 11.875%, due 07/01/12                        930,000       977,159
Arizona Public Service Co. 8.750%, due
   03/01/19                                               500,000       502,853
Dominion Resources, Inc. 8.875%, due
   01/15/19                                               500,000       566,998
Illinois Power Co. 9.750%, due 11/15/18                   500,000       545,190
Public Service Co. of New Mexico 7.950%,
   due 05/15/18                                           400,000       351,541

MET INVESTORS SERIES TRUST
MET/FRANKLIN INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2009
(Percentage of Net Assets)

Texas Competitive Electric Holdings Co.
   LLC 10.250%, due 11/01/15                          $ 2,000,000  $  1,010,000
                                                                   ------------
                                                                      3,953,741
                                                                   ------------
ELECTRICAL EQUIPMENT & SERVICES -- 0.1%
Nortek, Inc. 10.000%, due 12/01/13                        200,000        84,500
                                                                   ------------
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS -- 0.3%
Anixter International, Inc. 10.000%, due
   03/15/14                                               200,000       187,500
Sanmina-SCI Corp. 6.750%, due 03/01/13                    500,000       197,500
                                                                   ------------
                                                                        385,000
                                                                   ------------
ENERGY EQUIPMENT & SERVICES -- 0.5%
Weatherford International, Ltd.
   9.625%, due 03/01/19                                   200,000       207,193
   9.875%, due 03/01/39                                   500,000       492,832
                                                                   ------------
                                                                        700,025
                                                                   ------------
FOOD PRODUCTS -- 0.2%
Tyson Foods, Inc. - Class A 10.500%, due
   03/01/14 (144A) (a)                                    200,000       205,000
                                                                   ------------
HEALTH CARE PROVIDERS & SERVICES -- 4.0%
   Community Health Systems, Inc. 8.875%,
   due 07/15/15                                           700,000       665,000
DaVita, Inc. 7.250%, due 03/15/15                         200,000       193,250
HCA, Inc.
   6.375%, due 01/15/15                                   750,000       495,000
   9.250%, due 11/15/16                                   500,000       456,250
Tenet Healthcare Corp.
   9.250%, due 02/01/15                                 2,400,000     1,860,000
   7.375%, due 02/01/13                                 1,225,000       980,000
US Oncology Holdings, Inc. 6.904%, due
   03/15/12 (c)(d)                                        782,000       473,110
                                                                   ------------
                                                                      5,122,610
                                                                   ------------
HOTELS, RESTAURANTS & LEISURE -- 1.0%
Host Hotels & Resorts LP
   7.125%, due 11/01/13                                   450,000       365,625
   6.875%, due 11/01/14                                   575,000       445,625
MGM MIRAGE, Inc.
   6.750%, due 04/01/13                                   200,000        71,000
   13.000%, due 11/15/13 (144A) (a)                       500,000       375,000
                                                                   ------------
                                                                      1,257,250
                                                                   ------------
HOUSEHOLD DURABLES -- 0.1%
KB HOME 6.375%, due 08/15/11                              100,000        90,500
                                                                   ------------
INSURANCE -- 0.2%
Liberty Mutual Group, Inc. 10.750%, due
   06/15/58 (144A) (a)                                    500,000       245,283
                                                                   ------------
IT SERVICES -- 0.3%
Freescale Semiconductor, Inc. 8.875%, due
   12/15/14                                             2,000,000       430,000
                                                                   ------------
MACHINERY  -- 0.6%
Terex Corp. 8.000%, due 11/15/17                        1,000,000       815,000
                                                                   ------------
MANUFACTURING -- 0.9%
Ingersoll Rand Global Holding Co., Ltd.
   9.500%, due 04/15/14                                   300,000       299,976
RBS Global, Inc./Rexnord Corp.
   9.500%, due 08/01/14                                   250,000       203,750
   11.750%, due 08/01/16                                  500,000       307,500
Rexnord Holdings, Inc. 8.261%, due
   03/01/13 (144A) (a)(c)(d)                              786,991       322,666
                                                                   ------------
                                                                      1,133,892
                                                                   ------------
MEDIA -- 4.6%
Cablevision Systems Corp. 8.000%, due
   04/15/12                                               475,000       464,312

MET INVESTORS SERIES TRUST
MET/FRANKLIN INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2009
(Percentage of Net Assets)

CCH I Holdings LLC 11.750%, due 05/15/14
   (b)                                                $   500,000  $      8,125
CCH I LLC/CCH I Capital Corp. 11.000%,
   due 10/01/15 (b)                                       700,000        78,750
CCH II LLC/CCH II Capital Corp. 10.250%,
   due 09/15/10 (b)                                     2,000,000     1,810,000
CSC Holdings, Inc. 7.625%, due 04/01/11                 1,000,000       997,500
Dex Media West, Series B
   8.500%, due 08/15/10                                   606,000       306,030
   9.875%, due 08/15/13                                   500,000       101,250
Dex Media, Inc.
   8.000%, due 11/15/13                                   950,000       123,500
   9.000%, due 11/15/13                                   745,000        96,850
DirecTV Holdings LLC/DirecTV Financing
   Co. 7.625%, due 05/15/16                               200,000       197,000
EchoStar DBS Corp.
   6.375%, due 10/01/11                                   750,000       725,625
   7.750%, due 05/31/15                                   500,000       462,500
Lamar Media Corp. 9.750%, due 04/01/14
   (144A) (a)                                             300,000       293,625
R.H. Donnelley Corp.
   8.875%, due 01/15/16-10/15/17                        2,430,000       149,375
   6.875%, due 01/15/13                                 1,365,000        81,900
                                                                   ------------
                                                                      5,896,342
                                                                   ------------
METALS & MINING -- 0.7%
Freeport-McMoRan Copper & Gold, Inc.
   8.375%, due 04/01/17                                   500,000       468,159
   6.875%, due 02/01/14                                   500,000       490,495
                                                                   ------------
                                                                        958,654
                                                                   ------------
MULTI-UTILITIES -- 0.4%
Sempra Energy 8.900%, due 11/15/13                        500,000       543,971
                                                                   ------------
MULTILINE RETAIL -- 1.2%
Dollar General Corp.
   10.625%, due 07/15/15                                   50,000        50,125
   11.875%, due 07/15/17 (c)                            1,500,000     1,481,250
                                                                   ------------
                                                                      1,531,375
                                                                   ------------
OIL & GAS EXPLORATION & PRODUCTION -- 0.1%
Sabine Pass LNG LP 7.250%, due 11/30/13                   150,000       106,500
                                                                   ------------
OIL, GAS & CONSUMABLE FUELS -- 10.2%
Callon Petroleum Co. 9.750%, due 12/08/10                 518,000       209,790
Chesapeake Energy Corp.
   9.500%, due 02/15/15                                 1,000,000       977,500
   6.500%, due 08/15/17                                   600,000       492,000
   7.250%, due 12/15/18                                 1,000,000       826,250
Dynegy Holdings, Inc.
   6.875%, due 04/01/11                                 1,500,000     1,342,500
   8.375%, due 05/01/16                                 1,100,000       750,750
   7.500%, due 06/01/15                                   600,000       412,500
   7.750%, due 06/01/19                                   200,000       131,000
El Paso Corp.
   12.000%, due 12/12/13                                  400,000       423,000
   7.250%, due 06/01/18                                   500,000       427,500
Forest Oil Corp. 8.500%, due 02/15/14
   (144A) (a)                                             500,000       466,250
Mariner Energy, Inc. 7.500%, due 04/15/13                 200,000       149,000
Newfield Exploration Co. 6.625%, due
   04/15/16                                             1,000,000       900,000
PetroHawk Energy Corp.
  10.500%, due 08/01/14 (144A) (a)                        400,000       400,000
  7.875%, due 06/01/15 (144A) (a)                       1,230,000     1,088,550
Pioneer Natural Resources Co.
  6.650%, due 03/15/17                                    250,000       190,897

MET INVESTORS SERIES TRUST
MET/FRANKLIN INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2009
(Percentage of Net Assets)

   6.875%, due 05/01/18                               $   530,000  $    392,206
Plains Exploration & Production Co.
   7.750%, due 06/15/15                                   500,000       432,500
Valero Energy Corp. 9.375%, due 03/15/19                  500,000       517,019
W&T Offshore, Inc. 8.250%, due 06/15/14 (144A) (a)        832,000       536,640
Williams Cos., Inc. 8.750%, due 01/15/20 (144A) (a)       500,000       498,357
Woodside Finance, Ltd.
   8.125%, due 03/01/14 (144A) (a)                        500,000       499,384
   8.750%, due 03/01/19 (144A) (a)                      1,000,000       986,191
                                                                   ------------
                                                                     13,049,784
                                                                   ------------
PAPER & FOREST PRODUCTS -- 0.2%
NewPage Corp. 10.000%, due 05/01/12                       800,000       282,000
                                                                   ------------
REAL ESTATE -- 0.2%
Duke Realty LP 5.950%, due 02/15/17                       400,000       239,544
                                                                   ------------
REAL ESTATE INVESTMENT TRUSTS (REITS) -- 1.0%
Host Marriott LP 6.375%, due 03/15/15                     700,000       521,500
iStar Financial, Inc.
  5.150%, due 03/01/12                                    500,000       180,095
  8.625%, due 06/01/13                                    350,000       112,069
Simon Property Group, LP 10.350%, due
   04/01/19                                               500,000       486,678
                                                                   ------------
                                                                      1,300,342
                                                                   ------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 0.1%
Freescale Semiconductor, Inc. 10.125%,
   due 12/15/16                                           500,000        92,500
                                                                   ------------
SOFTWARE -- 0.3%
First Data Corp. 9.875%, due 09/24/15                     550,000       324,500
                                                                   ------------
TOBACCO -- 1.5%
Altria Group, Inc.
  8.500%, due 11/10/13                                    500,000       542,792
  9.700%, due 11/10/18                                    500,000       545,113
  9.250%, due 08/06/19                                    800,000       856,794
                                                                   ------------
                                                                      1,944,699
                                                                   ------------
UTILITIES -- 0.1%
Energy Future Holdings Corp. 10.875%, due 11/01/17        100,000        65,000
                                                                   ------------
WIRELESS TELECOMMUNICATION SERVICES -- 0.2%
Crown Castle International Corp. 9.000%,
   due 01/15/15                                           250,000       251,875
                                                                   ------------
Total Domestic Bonds & Debt Securities
   (Cost $61,941,876)                                                54,888,758
                                                                   ------------
CONVERTIBLE BONDS -- 2.3%
CAPITAL MARKETS -- 0.0%
Goldman Sachs Group, Inc. (The) 12.500%,
   due 04/01/10 (144A) (a)                                 10,000         3,459
                                                                   ------------
HOTELS, RESTAURANTS & LEISURE -- 0.7%
Host Hotels & Resorts LP 3.250%, due
   04/15/24 (144A) (a)                                  1,000,000       912,500
                                                                   ------------
PHARMACEUTICALS -- 0.4%
Mylan, Inc. 3.750%, due 09/15/15 (144A) (a)               500,000       568,925
                                                                   ------------
REAL ESTATE -- 0.6%
Duke Realty LP 3.750%, due 12/01/11 (144A) (a)          1,000,000       700,000
                                                                   ------------
REAL ESTATE INVESTMENT TRUSTS (REITS) -- 0.6%
Vornado Realty Trust 2.850%, due 04/01/27               1,000,000       755,000
                                                                   ------------
Total Convertible Bonds (Cost $3,065,314)                             2,939,884
                                                                   ------------
U.S. GOVERNMENT & AGENCY OBLIGATION -- 3.1%
Federal National Mortgage Assoc.
   5.000%, due 04/01/38 (Cost -- $3,546,573)            3,794,077     3,919,839
                                                                   ------------

MET INVESTORS SERIES TRUST
MET/FRANKLIN INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2009
(Percentage of Net Assets)

LOAN PARTICIPATION -- 0.9%
Allison Transmission, Inc. 4.967%, due
   08/07/14                                           $   500,000  $    336,043
Clear Channel Communications 5.086%, due
   11/13/15                                               881,000       339,185
Idearc, Inc. 2.940%, due 11/17/13                         301,700       110,983
Texas Competitive Electric Holdings Co.
   LLC 5.546%, due 10/10/14                               498,737       330,648
                                                                   ------------
Total Loan Participation (Cost $1,742,098)                            1,116,859
                                                                   ------------


SECURITY DESCRIPTION                                      SHARES       VALUE
-------------------------------------------------------------------------------
COMMON STOCKS -- 21.7%
CAPITAL MARKETS  -- 0.1%
Goldman Sachs Group, Inc. (The) (a)                         5,000       154,073
                                                                   ------------
COMMERCIAL BANKS -- 1.3%
Barclays Plc                                               50,000       106,282
HSBC Holdings Plc                                          37,000       208,705
Wells Fargo & Co.                                          94,800     1,349,952
                                                                   ------------
                                                                      1,664,939
                                                                   ------------
DIVERSIFIED FINANCIAL SERVICES -- 1.2%
Bank of America Corp.                                     100,000       682,000
JPMorgan Chase & Co.                                       30,000       797,400
                                                                   ------------
                                                                      1,479,400
                                                                   ------------
DIVERSIFIED TELECOMMUNICATION SERVICES -- 0.6%
AT&T, Inc.                                                 30,000       756,000
                                                                   ------------
ELECTRIC UTILITIES -- 6.4%
American Electric Power Co., Inc.                          30,000       757,800
Duke Energy Corp.                                         100,000     1,432,000
FirstEnergy Corp.                                          15,000       579,000
FPL Group, Inc.                                            17,500       887,775
Pinnacle West Capital Corp.                                12,000       318,720
Portland General Electric Co.                              50,000       879,500
Progress Energy, Inc.                                      28,000     1,015,280
Southern Co.                                               40,000     1,224,800
Xcel Energy, Inc.                                          56,927     1,060,550
                                                                   ------------
                                                                      8,155,425
                                                                   ------------
GAS UTILITIES  -- 0.4%
AGL Resources, Inc.                                        20,000       530,600
                                                                   ------------
MEDIA -- 0.2%
Comcast Corp. - Class A                                    15,455       210,806
                                                                   ------------
METALS & MINING -- 1.4%
Newmont Mining Corp.                                       40,900     1,830,684
                                                                   ------------
MULTI-UTILITIES -- 4.8%
Ameren Corp.                                               25,000       579,750
Consolidated Edison, Inc.                                  20,000       792,200
Dominion Resources, Inc.                                   30,000       929,700
PG&E Corp.                                                 30,000     1,146,600
Public Service Enterprise Group, Inc.                      30,000       884,100
Sempra Energy                                              20,000       924,800
TECO Energy, Inc.                                          80,000       892,000
                                                                   ------------
                                                                      6,149,150
                                                                   ------------
OIL, GAS & CONSUMABLE FUELS -- 2.2%
Canadian Oil Sands Trust                                   40,000       769,567
ConocoPhillips                                             35,000     1,370,600
Spectra Energy Corp.                                       46,000       650,440
                                                                   ------------
                                                                      2,790,607
                                                                   ------------
PHARMACEUTICALS -- 2.3%
Merck & Co., Inc.                                          60,000     1,605,000

MET INVESTORS SERIES TRUST
MET/FRANKLIN INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2009
(Percentage of Net Assets)

Pfizer, Inc.                                              100,000  $  1,362,000
                                                                   ------------
                                                                      2,967,000
                                                                   ------------
REAL ESTATE INVESTMENT TRUSTS (REITs) -- 0.1%
iStar Financial, Inc.                                      21,300        59,853
                                                                   ------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 0.7%
Intel Corp.                                                60,000       903,000
                                                                   ------------
Total Common Stocks (Cost $35,861,578)                               27,651,537
                                                                   ------------
PREFERRED STOCKS -- 0.0%
DIVERSIFIED FINANCIAL SERVICES -- 0.0%
Preferred Blocker, Inc. 7.000%, due
   12/31/11 (144A) (a)                                        141        28,072
                                                                   ------------
THRIFTS & MORTGAGE FINANCE -- 0.0%
Federal Home Loan Mortgage Corp. 8.375%,
   due 12/31/12                                            10,300         4,738
Federal National Mortgage Assoc. 8.250%,
   due 12/31/10                                             6,900         4,899
                                                                   ------------
                                                                          9,637
                                                                   ------------
Total Preferred Stocks (Cost $453,576)                                   37,709
                                                                   ------------
CONVERTIBLE PREFERRED STOCKS -- 2.8%
AUTOMOBILES -- 0.0%
General Motors Corp. 6.250%, due 07/15/33                  15,000        38,100
                                                                   ------------
CAPITAL MARKETS -- 0.1%
Legg Mason, Inc. 7.000%, due 06/30/11                       5,000        91,000
                                                                   ------------
COMMERCIAL BANKS -- 0.4%
Wells Fargo & Co. 7.500%, due 12/31/49                      1,000       478,990
                                                                   ------------
DIVERSIFIED FINANCIAL SERVICES -- 1.0%
Bank of America Corp. 7.250%, due 12/31/49                    800       339,600
Citigroup, Inc. 6.500%, due 12/31/49                       36,100       987,335
                                                                   ------------
                                                                      1,326,935
                                                                   ------------
MULTI-UTILITIES -- 0.3%
CMS Energy Trust I 7.750%, due 07/15/27                    13,150       383,183
                                                                   ------------
OIL, GAS & CONSUMABLE FUELS -- 0.4%
SandRidge Energy, Inc. 8.500%, due 12/31/49
   (144A)*(a)                                               5,000       507,500
                                                                   ------------
PHARMACEUTICALS -- 0.5%
Schering-Plough Corp. 6.000%, due 08/13/10                  2,750       578,875
                                                                   ------------
REAL ESTATE INVESTMENT TRUSTS (REITs) -- 0.1%
FelCor Lodging Trust, Inc. 1.950%, due 12/31/49            34,000       134,939
                                                                   ------------
THRIFTS & MORTGAGE FINANCE -- 0.0%
Federal National Mortgage Assoc. 8.750%,
   due 05/13/11                                             3,800         3,952
                                                                   ------------
Total Convertible Preferred Stocks
(Cost $4,249,779)                                                     3,543,474
                                                                   ------------

                                                           PAR
SECURITY DESCRIPTION                                     AMOUNT        VALUE
-------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 25.4%
Federal Home Loan Bank  0.000%, due 04/01/2009 (e)    $ 5,630,000     5,630,000
State Street Bank & Trust Co., Repurchase
   Agreement, dated 03/31/09 at 0.010% to be
   repurchased at $26,849,007 on
   04/01/09 collateralized by $27,395,000 U.S.
   Treasury Bill at 0.130% due 05/21/09 with a value
   of $27,389,521.                                     26,849,000    26,849,000
                                                                   ------------
Total Short-Term Investments (Cost $32,479,000)                      32,479,000
                                                                   ------------
TOTAL INVESTMENTS -- 99.2% (Cost $143,339,794#)                     126,577,060
                                                                   ------------
Other Assets and Liabilities (net) -- 0.8%                            1,037,908
                                                                   ------------
TOTAL NET ASSETS -- 100.0%                                         $127,614,968
                                                                   ============

MET INVESTORS SERIES TRUST
MET/FRANKLIN INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2009
(Percentage of Net Assets)

PORTFOLIO FOOTNOTES:

*    Non-income producing security.

# Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes, are $4,044,720 and $20,807,454 respectively, resulting in a net unrealized depreciation of 16,762,734.

(a) Securities that may be resold to "qualified institutional buyers" under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended. These securities have been determined to be liquid under the guidelines established by the Board of Trustees. These securities represent in the aggregate $11,199,198 of net assets.

(b)  Security is in default and/or issuer is in bankruptcy.

(c) Payment-in-kind security for which part of the income earned may be paid as additional principal.

(d) Variable or floating rate security. The stated rate represents the rate at March 31, 2009.

(e)  Zero coupon bond - Interest rate represents current yield to maturity.

FAS 157 VALUATION DISCLOSURE

The Portfolio adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157), effective with the beginning of the Portfolio's fiscal year. FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements. Management has evaluated the application of FAS 157 to the Portfolio and has determined that the adoption of FAS 157 does not have a material impact on the Portfolio's financial statements. The three levels of the hierarchy under FAS 157 are described below:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio's net assets as of March 31, 2009:

                                                                        OTHER
                                                   INVESTMENTS IN     FINANCIAL
VALUATION INPUTS                                     SECURITIES     INSTRUMENTS*
--------------------------------------------------------------------------------
LEVEL 1 - QUOTED PRICES                             $30,352,405           $0
LEVEL 2 - OTHER SIGNIFICANT OBSERVABLE INPUTS        96,224,655            0
LEVEL 3 - SIGNIFICANT UNOBSERVABLE INPUTS                     0            0
--------------------------------------------------------------------------------
TOTAL                                              $126,577,060           $0

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument.

MET INVESTORS SERIES TRUST
MET/FRANKLIN MUTUAL SHARES PORTFOLIO

PORTFOLIO OF INVESTMENTS  (unaudited)
March 31, 2009
(Percentage of Net Assets)

                                                          PAR
SECURITY DESCRIPTION                                     AMOUNT        VALUE
-------------------------------------------------------------------------------
DOMESTIC BONDS & DEBT SECURITIES -- 0.9%
ELECTRICAL EQUIPMENT & SERVICES -- 0.2%
Texas Competitive Electric Holding LLC
   4.018%, due 10/10/14 (a)                            $  580,056  $    383,782
IT SERVICES -- 0.2%
First Data Corp.
   3.268%, due 09/24/14 (a)                               205,258       139,094
   3.268%, due 09/24/14 (a)                               168,246       114,113
                                                                   ------------
                                                                        253,207
                                                                   ------------
MEDIA -- 0.5%
Charter Communications, Inc. 3.360%, due
   03/06/14 (a)                                           920,057       750,229
                                                                   ------------
Total Domestic Bonds & Debt Securities
   (Cost $1,324,210)                                                  1,387,218
                                                                   ------------
LOAN PARTICIPATION -- 1.4%
Boston Generating LLC
   1.095%, due 12/21/13 (a)                                31,775        19,383
   2.768%, due 12/21/13 (a)                               109,571        66,126
Calpine 4.095%, due 03/29/14 (a)                        1,766,984     1,353,307
Charter Communications 7.250%, due 03/06/14 (a)           172,330       159,405
First Data Corp. 3.268%, due 09/24/14 (a)                  46,763        31,696
Quebecor World, Inc. 8.250%, due 07/21/09 (a)             302,171       259,494
Texas Competitive Electric Holdings LLC
   4.018%,  due 10/10/14   (a)                            465,141       306,831
                                                                   ------------
Total Loan Participation (Cost $2,246,706)                            2,196,242
                                                                   ------------
COMMON STOCKS -- 84.2%
AEROSPACE & DEFENSE -- 1.3%
GenCorp, Inc. *                                            17,209        36,483
United Technologies Corp.                                  44,580     1,916,049
                                                                   ------------
                                                                      1,952,532
                                                                   ------------
AIR FREIGHT & LOGISTICS -- 0.3%
TNT N.V.                                                   29,942       511,236
                                                                   ------------
AIRLINES -- 0.2%
ACE Aviation Holdings, Inc. - Class A *                     7,580        33,376
Delta Air Lines, Inc. *                                    49,936       281,140
                                                                   ------------
                                                                        314,516
                                                                   ------------
AUTO COMPONENTS -- 0.3%
Goodyear Tire & Rubber Co. (The) *                         70,531       441,524
Lear Corp. *                                               16,388        12,291
                                                                   ------------
                                                                        453,815
                                                                   ------------
AUTOMOBILES -- 0.5%
Daimler AG                                                 19,492       494,525
Harley-Davidson, Inc.                                      22,385       299,735
                                                                   ------------
                                                                        794,260
                                                                   ------------
BEVERAGES -- 3.2%
Brown-Forman Corp. - Class B                               14,632       568,161
Carlsberg A.S. - Class B                                   14,194       585,390
Coca-Cola Enterprises, Inc.                                48,725       642,683
Dr Pepper Snapple Group, Inc. *                            92,717     1,567,844
Pernod Ricard S.A.                                         29,985     1,672,734
                                                                   ------------
                                                                      5,036,812
                                                                   ------------
BUILDING PRODUCTS -- 0.3%
Owens Corning, Inc. *                                      55,341       500,283
                                                                   ------------

MET INVESTORS SERIES TRUST
MET/FRANKLIN MUTUAL SHARES PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2009
(Percentage of Net Assets)

CHEMICALS -- 1.6%
Koninklijke DSM N.V.                                       32,622  $    855,630
Linde AG                                                   25,001     1,695,601
                                                                   ------------
                                                                      2,551,231
                                                                   ------------
COMMERCIAL BANKS -- 0.4%
BNP Paribas                                                    31         1,279
Intesa Sanpaolo                                           214,304       588,223
                                                                   ------------
                                                                        589,502
                                                                   ------------
COMMUNICATIONS EQUIPMENT -- 0.8%
Motorola, Inc.                                            299,603     1,267,321
                                                                   ------------
COMPUTERS & PERIPHERALS -- 1.5%
Dell, Inc. *                                              227,838     2,159,904
Diebold, Inc.                                               5,917       126,328
                                                                   ------------
                                                                      2,286,232
                                                                   ------------
CONTAINERS & PACKAGING -- 0.1%
Temple-Inland, Inc.                                        32,918       176,770
                                                                   ------------
DIVERSIFIED CONSUMER SERVICES -- 0.6%
H&R Block, Inc.                                            34,142       621,043
Hillenbrand, Inc.                                          12,529       200,589
Spectrum Brands, Inc.                                      51,503        36,932
                                                                   ------------
                                                                        858,564
                                                                   ------------
DIVERSIFIED FINANCIAL SERVICES -- 0.0%
CIT Group, Inc.                                             1,037         2,955
                                                                   ------------
DIVERSIFIED TELECOMMUNICATION SERVICES -- 3.9%
Koninklijke (Royal) KPN N.V.                              106,160     1,416,984
Qwest Communications International, Inc.                  935,702     3,200,101
Telefonica S.A.                                            73,056     1,456,276
                                                                   ------------
                                                                      6,073,361
                                                                   ------------
ELECTRIC UTILITIES -- 2.9%
E. On AG                                                   76,013     2,111,785
Entergy Corp.                                              13,840       942,366
Exelon Corp.                                               33,013     1,498,460
                                                                   ------------
                                                                      4,552,611
                                                                   ------------
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS -- 0.6%
Tyco Electronics, Ltd.                                     80,693       890,851
                                                                   ------------
ENERGY EQUIPMENT & SERVICES -- 2.3%
Baker Hughes, Inc.                                         24,764       707,012
Exterran Holdings, Inc. *                                  18,513       296,578
Pride International, Inc. *                                29,787       535,571
Transocean, Ltd. *                                         35,061     2,062,989
                                                                   ------------
                                                                      3,602,150
                                                                   ------------
FOOD & STAPLES RETAILING -- 6.2%
Carrefour S.A.                                             45,468     1,768,576
CVS Caremark Corp.                                        159,130     4,374,484
Kroger Co. (The)                                          104,899     2,225,957
Wal-Mart Stores, Inc.                                      24,635     1,283,483
                                                                   ------------
                                                                      9,652,500
                                                                   ------------
FOOD PRODUCTS -- 6.1%
Cadbury Plc                                               188,069     1,415,298
General Mills, Inc.                                        24,942     1,244,107
Groupe Danone                                              19,549       952,415
Kraft Foods, Inc. - Class A                               118,393     2,638,980

MET INVESTORS SERIES TRUST
MET/FRANKLIN MUTUAL SHARES PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2009
(Percentage of Net Assets)

Nestle S.A.                                                94,896  $  3,208,517
                                                                   ------------
                                                                      9,459,317
                                                                   ------------
GAS UTILITIES -- 0.6%
GDF Suez                                                   24,849       852,725
                                                                   ------------
HEALTH CARE PROVIDERS & SERVICES -- 0.2%
Tenet Healthcare Corp. *                                  228,677       265,265
                                                                   ------------
INDEPENDENT POWER PRODUCERS & ENERGY
   TRADERS -- 0.7%
Constellation Energy Group, Inc.                           38,648       798,468
NRG Energy, Inc. *                                         12,820       225,632
                                                                   ------------
                                                                      1,024,100
                                                                   ------------
INDUSTRIAL CONGLOMERATES -- 4.5%
Keppel Corp., Ltd.                                        235,031       782,842
Koninklijke (Royal) Philips Electronics N.V.               64,810       954,781
Orkla A.S.A.                                              354,190     2,442,134
Siemens AG                                                 29,387     1,679,677
Tyco International, Ltd.                                   61,175     1,196,583
                                                                   ------------
                                                                      7,056,017
                                                                   ------------
INSURANCE -- 7.4%
ACE, Ltd.                                                  38,804     1,567,682
Berkshire Hathaway, Inc. - Class B *                        2,217     6,251,940
Conseco, Inc. *                                            42,045        38,681
Old Republic International Corp.                          102,095     1,104,668
Travelers Cos., Inc. (The)                                 22,263       904,768
White Mountains Insurance Group, Ltd.                       5,449       936,738
Zurich Financial Services AG                                4,860       766,067
                                                                   ------------
                                                                     11,570,544
                                                                   ------------
INTERNET SOFTWARE & SERVICES -- 0.4%
Yahoo!, Inc. *                                             42,905       549,613
                                                                   ------------
IT SERVICES -- 0.8%
Alliance Data Systems Corp. *                              35,237     1,302,007
                                                                   ------------
LEISURE EQUIPMENT & PRODUCTS -- 1.7%
Eastman Kodak Co.                                          82,513       313,549
Mattel, Inc.                                              202,777     2,338,019
                                                                   ------------
                                                                      2,651,568
                                                                   ------------
LIFE SCIENCES TOOLS & SERVICES -- 0.1%
MDS, Inc. *                                                23,920       112,156
                                                                   ------------
MACHINERY -- 0.8%
Parker Hannifin Corp.                                      18,864       640,999
SKF AB - Class B                                           66,127       569,573
                                                                   ------------
                                                                      1,210,572
                                                                   ------------
MARINE  -- 0.6%
A.P. Moller - Maersk A.S. - Class B                           213       933,909
                                                                   ------------
MEDIA -- 6.8%
Comcast Corp. - Class A                                   331,568     4,267,280
News Corp. - Class A                                      373,500     2,472,570
Time Warner Cable, Inc.                                    20,903       518,397
Time Warner, Inc.                                          83,276     1,607,227
Viacom, Inc. - Class B *                                   88,103     1,531,230
Virgin Media, Inc.                                         32,466       155,837
                                                                   ------------
                                                                     10,552,541
                                                                   ------------
METALS & MINING -- 1.3%
AK Steel Holding Corp.                                     21,489       153,002
Anglo American Plc                                         41,174       695,577

MET INVESTORS SERIES TRUST
MET/FRANKLIN MUTUAL SHARES PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2009
(Percentage of Net Assets)

ArcelorMittal                                              30,752  $    616,270
Cliffs Natural Resources, Inc.                             26,809       486,851
                                                                   ------------
                                                                      1,951,700
                                                                   ------------
OIL, GAS & CONSUMABLE FUELS -- 4.5%
BP Plc                                                    141,747       945,236
Marathon Oil Corp.                                         89,192     2,344,858
Noble Energy, Inc.                                         14,355       773,447
Royal Dutch Shell Plc - Class A                            85,243     1,913,709
Total S.A.                                                 21,866     1,082,382
                                                                   ------------
                                                                      7,059,632
                                                                   ------------
PAPER & FOREST PRODUCTS -- 2.6%
Domtar Corp. *                                            140,089       133,085
International Paper Co.                                   159,572     1,123,386
Weyerhaeuser Co.                                          102,371     2,822,368
                                                                   ------------
                                                                      4,078,839
                                                                   ------------
PHARMACEUTICALS -- 2.8%
Novartis AG                                                34,848     1,313,796
Schering-Plough Corp.                                      97,886     2,305,215
Valeant Pharmaceuticals International *                    27,210       484,066
Wyeth                                                       7,110       306,014
                                                                   ------------
                                                                      4,409,091
                                                                   ------------
REAL ESTATE INVESTMENT TRUSTS (REITS) -- 1.1%
Alexander's, Inc.                                           2,851       485,754
Link (The)                                                391,086       773,352
Ventas, Inc.                                               17,605       398,049
                                                                   ------------
                                                                      1,657,155
                                                                   ------------
REAL ESTATE MANAGEMENT & DEVELOPMENT -- 0.3%
Forestar Real Estate Group, Inc. *                          9,609        73,509
St. Joe Co. (The) *                                        18,540       310,360
                                                                   ------------
                                                                        383,869
                                                                   ------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 1.6%
LSI Corp. *                                               398,170     1,210,437
Maxim Integrated Products, Inc.                            94,607     1,249,758
                                                                   ------------
                                                                      2,460,195
                                                                   ------------
SOFTWARE -- 2.6%
Microsoft Corp.                                           221,347     4,066,144
                                                                   ------------
TOBACCO -- 9.7%
Altria Group, Inc.                                        133,894     2,144,982
British American Tobacco Plc                              177,744     4,100,910
Imperial Tobacco Group Plc                                150,097     3,358,852
Japan Tobacco, Inc.                                           446     1,189,057
KT&G Corp.                                                  6,348       349,589
Lorillard, Inc.                                             8,765       541,151
Philip Morris International, Inc.                          26,077       927,820
Reynolds American, Inc.                                    69,391     2,486,973
                                                                   ------------
                                                                     15,099,334
                                                                   ------------
Total Common Stocks (Cost $170,628,077)                             130,773,795
                                                                   ------------

                                                           PAR
SECURITY DESCRIPTION                                     AMOUNT        VALUE
-------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 14.9%
U.S. GOVERNMENT & AGENCY DISCOUNT NOTES -- 14.9%
Federal Home Loan Bank 0.010%, due 04/01/09(b)         $7,200,000     7,200,000
U.S. Treasury Bill
   0.178%, due 04/09/09(b)                              1,500,000     1,499,941
   0.125%, due 04/30/09(b)                              3,000,000     2,999,698
   0.340%, due 06/18/09(b)                              2,000,000     1,998,527

MET INVESTORS SERIES TRUST
MET/FRANKLIN MUTUAL SHARES PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2009
(Percentage of Net Assets)

   0.285%, due 07/02/09(b)                             $3,000,000  $  2,997,815
   0.447%, due 08/06/09(b)                              3,000,000     2,995,264
   0.495%, due 08/20/09(b)                              1,500,000     1,497,092
   0.378%, due 09/24/09(b)                              2,000,000     1,996,305
                                                                   ------------
                                                                     23,184,642
                                                                   ------------
Total Short-Term Investments (Cost $23,184,642)                      23,184,642
                                                                   ------------
TOTAL INVESTMENTS -- 101.4% (Cost $197,383,635#)                    157,541,897
                                                                   ------------
Other Assets and Liabilities (net) -- (1.4)%                         (2,139,498)
                                                                   ------------
TOTAL NET ASSETS -- 100.0%                                         $155,402,399
                                                                   ============

PORTFOLIO FOOTNOTES:

*    Non-income producing security.

# Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes, are $934,698 and $40,776,436 respectively, resulting in a net unrealized depreciation of $39,841,738.

(a) Variable or floating rate security. The stated rate represents the rate at March 31, 2009.

(b)  Zero coupon bond - Interest rate represents current yield to maturity.

Forward Foreign Currency Contracts to Buy:
                                                               Net Unrealized
                                     Value at     In Exchange   Appreciation/
Settlement Date Contracts to Buy  March 31, 2009   for U.S.$   (Depreciation)
--------------- ----------------  --------------  -----------  --------------
   8/31/2009        5,100 CAD        $  4,055      $  3,947       $    108
   8/31/2009        5,500 CAD           4,373         4,498           (125)
   8/10/2009       97,000 CHF          85,379        82,998          2,381
   5/13/2009      150,000 EUR         198,902       189,435          9,467
   5/13/2009      500,000 EUR         663,007       628,390         34,617
   5/13/2009      175,000 EUR         232,053       222,499          9,554
   5/13/2009      330,000 EUR         437,585       418,341         19,244
   7/13/2009      100,000 GBP         143,029       141,918          1,111
   7/13/2009      200,000 GBP         286,058       281,258          4,800
   5/19/2009      300,000 NOK          44,430        41,873          2,557
   5/19/2009      750,000 NOK         111,075       106,360          4,715
   5/19/2009      500,000 NOK          74,050        68,838          5,212
   5/19/2009      900,000 NOK         133,291       127,660          5,631
   5/19/2009      300,000 NOK          44,430        41,861          2,569
                                                                   -------
                                                                  $101,841
                                                                  ========

Forward Foreign Currency Contracts to Sell:

                                                               Net Unrealized
Settlement                           Value at     In Exchange   Appreciation/
   Date     Contracts to Deliver  March 31, 2009   for U.S.$   (Depreciation)
----------  --------------------  --------------  -----------  --------------
 8/31/2009         44,017 CAD        $   34,997     $ 35,503     $     506
 8/31/2009          5,800 CAD             4,611        4,641            30
 8/10/2009        115,170 CHF           101,372       97,722        (3,650)
 8/10/2009        100,000 CHF            88,019       84,633        (3,386)
 8/10/2009        200,000 CHF           176,039      177,691         1,652
 8/10/2009      2,772,143 CHF         2,440,030    2,389,778       (50,252)
 8/10/2009         95,300 CHF            83,883       82,819        (1,064)
10/23/2009        157,000 DKK            27,865       27,520          (345)
10/23/2009        358,000 DKK            63,540       61,039        (2,501)
10/23/2009        300,000 DKK            53,246       51,291        (1,955)
10/23/2009        320,000 DKK            56,796       55,555        (1,241)
10/23/2009         99,600 DKK            17,678       18,070           392
10/23/2009      1,488,717 DKK           264,225      255,530        (8,695)
 5/13/2009      6,386,957 EUR         8,469,195    8,002,857      (466,338)
 5/13/2009        105,020 EUR           139,258      131,233        (8,025)
 5/13/2009        800,000 EUR         1,060,811    1,000,752       (60,059)
 5/13/2009        325,661 EUR           431,831      423,489        (8,342)
 5/13/2009        124,695 EUR           165,347      157,366        (7,981)
 5/13/2009        222,658 EUR           295,247      288,704        (6,543)
 5/13/2009        280,000 EUR           371,284      363,241        (8,043)
 5/13/2009        157,419 EUR           208,740      209,950         1,210
 5/13/2009        128,263 EUR           170,078      182,787        12,709
 5/13/2009        123,155 EUR           163,306      173,538        10,232
 5/13/2009        282,891 EUR           375,118      398,735        23,617
 5/13/2009        146,669 EUR           194,485      199,144         4,659
 5/13/2009         93,228 EUR           123,622      126,583         2,961
 5/13/2009         82,381 EUR           109,239      109,975           736
 5/13/2009        450,000 EUR           596,706      582,849       (13,857)
 5/13/2009        122,377 EUR           162,273      159,501        (2,772)
 5/13/2009        116,374 EUR           154,314      146,022        (8,292)
 5/13/2009        875,000 EUR         1,160,262    1,122,310       (37,952)
 5/13/2009        137,503 EUR           182,331      179,037        (3,294)
 5/13/2009         90,403 EUR           119,876      121,813         1,937
 5/13/2009        102,480 EUR           135,890      138,986         3,096
 5/13/2009        840,000 EUR         1,113,852    1,139,124        25,272
 7/13/2009      4,718,060 GBP         6,748,188    7,166,733       418,545
 7/13/2009        140,078 GBP           200,352      194,657        (5,695)
 7/13/2009        196,628 GBP           281,235      281,955           720
 7/13/2009        101,341 GBP           144,947      144,022          (925)
 7/13/2009        330,000 GBP           471,995      473,096         1,101
 7/13/2009         93,316 GBP           133,469      129,656        (3,813)
 7/13/2009        300,000 GBP           429,087      416,736       (12,351)
 7/13/2009         76,978 GBP           110,101      108,712        (1,389)
 7/13/2009        275,000 GBP           393,329      400,075         6,746
 7/13/2009        500,000 GBP           715,144      722,650         7,506
 4/20/2009     15,900,000 JPY           160,390      165,936         5,546
 4/20/2009     53,012,000 JPY           534,756      574,345        39,589
 4/6/2009     242,100,000 KRW           175,056      203,360        28,304
 4/6/2009     100,000,000 KRW            72,307       76,746         4,439
 5/19/2009      5,576,011 NOK           825,811      790,531       (35,280)
 5/19/2009      1,000,000 NOK           148,101      142,827        (5,274)
 5/19/2009        800,000 NOK           118,480      112,123        (6,357)
 5/19/2009        740,000 NOK           109,594      104,685        (4,909)
 5/19/2009      1,300,000 NOK           192,531      184,376        (8,155)
 5/19/2009        579,500 NOK            85,824       82,648        (3,176)
 5/19/2009      1,000,000 NOK           148,101      142,300        (5,801)
 5/19/2009      1,179,400 NOK           174,670      174,564          (106)
 5/19/2009      1,450,000 NOK           214,746      212,576        (2,170)
 5/19/2009        590,000 NOK            87,380       82,877        (4,503)
 5/19/2009      1,380,000 NOK           204,379      198,822        (5,557)
 5/19/2009      1,100,000 NOK           162,910      172,554         9,644
 9/16/2009      3,991,526 SEK           484,640      460,431       (24,209)
 9/24/2009        484,000 SGD           317,839      319,135         1,296
 9/24/2009         45,550 SGD            29,912       30,130           218
 9/24/2009        103,850 SGD            68,197       68,790           593
                                                                 ---------
                                                                 $(221,000)
                                                                 =========

CAD - Canadian Dollar
CHF - Swiss Franc
DKK - Danish Krone
EUR - Euro Dollar
GBP - Great Britain Pound
JPY - Japanese Yen
KRW - South Korean Won
NOK - Novwegian Krone
SEK - Swedish Krona
SGD - Singapore Dollar

FAS 157 VALUATION DISCLOSURE
----------------------------

The Portfolio adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157), effective with the beginning of the Portfolio's fiscal year. FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements. Management has evaluated the application of FAS 157 to the Portfolio and has determined that the adoption of FAS 157 does not have a material impact on the Portfolio's financial statements. The three levels of the hierarchy under FAS 157 are described below:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio's net assets as of March 31, 2009:

                                                INVESTMENTS IN   OTHER FINANCIAL
VALUATION INPUTS                                  SECURITIES       INSTRUMENTS*
--------------------------------------------------------------------------------
LEVEL 1 - QUOTED PRICES                           $89,211,934        $       0
LEVEL 2 - OTHER SIGNIFICANT OBSERVABLE INPUTS      68,329,963         (119,159)
LEVEL 3 - SIGNIFICANT UNOBSERVABLE INPUTS                   0                0
--------------------------------------------------------------------------------
TOTAL                                            $157,541,897        $(119,159)

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument.

MET INVESTORS SERIES TRUST
MET/FRANKLIN TEMPLETON FOUNDING STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited)
March 31, 2009
(Percentage of Net Assets)

SECURITY DESCRIPTION                                        SHARES         VALUE
-------------------------------------------------------   ----------   ------------
INVESTMENT COMPANY SECURITIES -- 100.0%
Met/Franklin Income Portfolio (Class A)(a)                14,985,997   $114,942,594
Met/Franklin Mutual Shares Portfolio (Class A)(a)         19,023,050    109,953,233
Met/Templeton Growth Portfolio (Class A)(a)               19,086,777    114,711,531
                                                                       ------------
Total Investment Company Securities (Cost $419,506,648)                 339,607,358
                                                                       ------------
TOTAL INVESTMENTS -- 100.0% (Cost $419,506,648#)                        339,607,358
                                                                       ------------
Other Assets and Liabilities (net) -- 0.0%                                  (91,837)
                                                                       ------------
TOTAL NET ASSETS -- 100.0%                                             $339,515,521
                                                                       ============

PORTFOLIO FOOTNOTES:

# Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes, are $0 and $79,899,290 respectively, resulting in a net unrealized depreciation of $79,899,290.

(a)  A Portfolio of Met Investors Series Trust.

FAS 157 VALUATION DISCLOSURE
----------------------------

The Portfolio adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157), effective with the beginning of the Portfolio's fiscal year. FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements. Management has evaluated the application of FAS 157 to the Portfolio and has determined that the adoption of FAS 157 does not have a material impact on the Portfolio's financial statements. The three levels of the hierarchy under FAS 157 are described below:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio's net assets as of March 31, 2009:

                                                INVESTMENTS IN   OTHER FINANCIAL
VALUATION INPUTS                                  SECURITIES       INSTRUMENTS*
---------------------------------------------   --------------   ---------------
LEVEL 1 - QUOTED PRICES                          $339,607,358           $0
LEVEL 2 - OTHER SIGNIFICANT OBSERVABLE INPUTS               0            0
LEVEL 3 - SIGNIFICANT UNOBSERVABLE INPUTS                   0            0
                                                 ------------          ---
TOTAL                                            $339,607,358           $0

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument.

MET INVESTORS SERIES TRUST
MET/TEMPLETON GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited)
March 31, 2009
(Percentage of Net Assets)

SECURITY DESCRIPTION                                                                                    SHARES         VALUE
--------------------------------------------------------------------------------------------------   -----------   ------------
COMMON STOCKS -- 84.5%
AEROSPACE & DEFENSE -- 0.6%
BAE Systems Plc                                                                                          100,670   $    481,296
Empresa Brasileira de Aeronautica S.A. (ADR)                                                              20,270        268,983
                                                                                                                   ------------
                                                                                                                        750,279
                                                                                                                   ------------
AIR FREIGHT & LOGISTICS -- 3.0%
Deutsche Post AG                                                                                          76,300        819,945
FedEx Corp.                                                                                               23,110      1,028,164
United Parcel Service, Inc. - Class B                                                                     37,820      1,861,500
                                                                                                                   ------------
                                                                                                                      3,709,609
                                                                                                                   ------------
AUTO COMPONENTS -- 0.7%
Compagnie Generale des Etablissements Michelin - Class B                                                  16,760        619,347
NOK Corp.                                                                                                 23,900        205,388
                                                                                                                   ------------
                                                                                                                        824,735
                                                                                                                   ------------
AUTOMOBILES -- 2.9%
Bayerische Motoren Werke (BMW) AG                                                                         35,620      1,031,599
Harley-Davidson, Inc.                                                                                     35,400        474,006
Hyundai Motor Co.                                                                                         21,518        870,202
Toyota Motor Corp.                                                                                        37,400      1,197,466
                                                                                                                   ------------
                                                                                                                      3,573,273
                                                                                                                   ------------
BIOTECHNOLOGY -- 1.7%
Amgen, Inc.*                                                                                              40,710      2,015,959
                                                                                                                   ------------
CAPITAL MARKETS -- 1.5%
Bank of New York Mellon Corp.                                                                             38,800      1,096,100
Legg Mason, Inc.                                                                                          17,170        273,003
Nomura Holdings, Inc.                                                                                     22,400        112,619
UBS AG*                                                                                                   39,420        374,055
                                                                                                                   ------------
                                                                                                                      1,855,777
                                                                                                                   ------------
COMMERCIAL & PROFESSIONAL SERVICES -- 0.2%
Brambles, Ltd.                                                                                            31,972        106,542
Rentokil Initial Plc                                                                                     299,990        190,797
                                                                                                                   ------------
                                                                                                                        297,339
                                                                                                                   ------------
COMMERCIAL BANKS -- 2.4%
DBS Group Holdings, Ltd.                                                                                 138,500        776,555
HSBC Holdings Plc                                                                                         89,600        500,564
ICICI Bank, Ltd. (ADR)                                                                                    35,320        469,403
Intesa Sanpaolo                                                                                          200,906        551,448
Mitsubishi UFJ Financial Group, Inc.                                                                      53,312        261,455
UniCredito Italiano S.p.A.                                                                               223,120        368,736
                                                                                                                   ------------
                                                                                                                      2,928,161
                                                                                                                   ------------
COMMUNICATIONS EQUIPMENT -- 1.6%
Cisco Systems, Inc.*                                                                                      88,960      1,491,859
Telefonaktiebolaget LM Ericsson                                                                           54,651        442,252
                                                                                                                   ------------
                                                                                                                      1,934,111
                                                                                                                   ------------
COMPUTERS & PERIPHERALS -- 0.5%
Lite-On Technology Corp.                                                                                 424,655        287,579
Seagate Technology                                                                                        48,780        293,168
                                                                                                                   ------------
                                                                                                                        580,747
                                                                                                                   ------------

MET INVESTORS SERIES TRUST
MET/TEMPLETON GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2009
(Percentage of Net Assets)


CONSTRUCTION MATERIALS -- 0.7%
CRH Plc                                                                                                   39,840   $    861,193
                                                                                                                   ------------
CONSUMER FINANCE -- 0.4%
American Express Co.                                                                                      40,340        549,834
                                                                                                                   ------------
DIVERSIFIED FINANCIAL SERVICES -- 1.1%
ING Groep N.V.                                                                                            94,920        529,158
JPMorgan Chase & Co.                                                                                      30,030        798,198
                                                                                                                   ------------
                                                                                                                      1,327,356
                                                                                                                   ------------
DIVERSIFIED TELECOMMUNICATION SERVICES -- 6.1%
AT&T, Inc.                                                                                                28,250        711,900
China Telecom Corp., Ltd. (ADR)                                                                           18,400        762,312
France Telecom S.A.                                                                                       69,640      1,580,642
Singapore Telecommunications, Ltd.                                                                     1,005,000      1,672,800
Telefonica S.A.                                                                                           67,872      1,352,939
Telekom Austria AG                                                                                        52,780        796,086
Telenor ASA                                                                                               97,160        555,652
                                                                                                                   ------------
                                                                                                                      7,432,331
                                                                                                                   ------------
ELECTRICAL EQUIPMENT & SERVICES -- 0.2%
Shanghai Electric Group Co., Ltd.                                                                      1,002,000        288,424
                                                                                                                   ------------
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS -- 1.1%
Flextronics International, Ltd.*                                                                         187,870        542,944
FUJIFILM Holdings Corp.                                                                                   17,300        377,970
Tyco Electronics, Ltd.                                                                                    40,590        448,114
                                                                                                                   ------------
                                                                                                                      1,369,028
                                                                                                                   ------------
ENERGY EQUIPMENT & SERVICES -- 0.9%
Aker Solutions ASA                                                                                        31,300        201,883
Halliburton Co.                                                                                           26,110        403,922
SBM Offshore N.V.                                                                                         38,580        512,053
                                                                                                                   ------------
                                                                                                                      1,117,858
                                                                                                                   ------------
FOOD & STAPLES RETAILING -- 0.8%
Tesco Plc                                                                                                198,650        947,322
                                                                                                                   ------------
FOOD PRODUCTS -- 0.7%
Nestle S.A.                                                                                               19,940        674,189
Premier Foods Plc                                                                                        363,444        178,465
                                                                                                                   ------------
                                                                                                                        852,654
                                                                                                                   ------------
HEALTH CARE EQUIPMENT & SUPPLIES -- 2.6%
Boston Scientific Corp.*                                                                                 117,110        931,025
Covidien, Ltd.                                                                                            50,030      1,662,997
Olympus Corp.                                                                                             33,000        538,772
                                                                                                                   ------------
                                                                                                                      3,132,794
                                                                                                                   ------------
HEALTH CARE PROVIDERS & SERVICES -- 1.1%
Quest Diagnostics, Inc.                                                                                   28,080      1,333,238
                                                                                                                   ------------
HOTELS, RESTAURANTS & LEISURE -- 0.7%
Accor S.A.                                                                                                15,000        520,310
Compass Group Plc                                                                                         60,780        276,736
                                                                                                                   ------------
                                                                                                                        797,046
                                                                                                                   ------------
HOUSEHOLD DURABLES -- 0.4%
Persimmon Plc                                                                                             96,050        475,671
                                                                                                                   ------------
INDUSTRIAL CONGLOMERATES -- 2.8%
General Electric Co.                                                                                      85,470        864,102
Koninklijke (Royal) Philips Electronics N.V.                                                              37,650        554,660
Siemens AG                                                                                                18,530      1,059,122

MET INVESTORS SERIES TRUST
MET/TEMPLETON GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2009
(Percentage of Net Assets)


Tyco International, Ltd.                                                                                  49,710   $    972,327
                                                                                                                   ------------
                                                                                                                      3,450,211
                                                                                                                   ------------
INSURANCE -- 2.8%
ACE, Ltd.                                                                                                 16,430        663,772
Aviva Plc                                                                                                192,460        592,899
Muenchener Rueckversicherungs-Gesellschaft AG                                                              5,190        632,702
Progressive Corp. (The)*                                                                                  75,550      1,015,392
Standard Life Plc                                                                                         83,540        198,515
Swiss Re.                                                                                                 10,470        170,644
Torchmark Corp.                                                                                            4,320        113,314
                                                                                                                   ------------
                                                                                                                      3,387,238
                                                                                                                   ------------
INTERNET & CATALOG RETAIL -- 0.4%
Expedia, Inc.*                                                                                            56,390        512,021
                                                                                                                   ------------
IT SERVICES -- 2.4%
Accenture, Ltd. - Class A                                                                                 87,840      2,414,722
Cap Gemini S.A.                                                                                           15,690        504,451
                                                                                                                   ------------
                                                                                                                      2,919,173
                                                                                                                   ------------
LIFE SCIENCES TOOLS & SERVICES -- 0.8%
Lonza Group AG                                                                                             9,270        915,409
                                                                                                                   ------------
MACHINERY -- 0.2%
GEA Group AG                                                                                              18,970        201,858
                                                                                                                   ------------
MEDIA -- 7.3%
British Sky Broadcasting Group Plc                                                                        63,240        391,137
Comcast Corp. - Special Class A                                                                          123,760      1,592,791
Focus Media Holding, Ltd. (ADR)*                                                                          15,550        105,740
News Corp. - Class A                                                                                     185,260      1,226,421
Pearson Plc                                                                                               94,260        943,004
Reed Elsevier N.V.                                                                                        43,460        463,865
Time Warner Cable, Inc.                                                                                   27,366        678,689
Time Warner, Inc.                                                                                         16,137        314,343
Viacom, Inc. - Class B*                                                                                   37,450        650,881
Vivendi                                                                                                   65,570      1,729,208
Walt Disney Co. (The)                                                                                     40,950        743,652
                                                                                                                   ------------
                                                                                                                      8,839,731
                                                                                                                   ------------
METALS & MINING -- 1.2%
Alcoa, Inc.                                                                                               78,000        572,520
Alumina, Ltd.                                                                                            123,691        112,044
Cia Vale do Rio Doce (ADR)                                                                                40,710        459,209
POSCO                                                                                                      1,254        333,167
                                                                                                                   ------------
                                                                                                                      1,476,940
                                                                                                                   ------------
MULTILINE RETAIL -- 0.7%
Target Corp.                                                                                              25,960        892,764
                                                                                                                   ------------
OFFICE ELECTRONICS -- 0.4%
Konica Minolta Holdings, Inc.                                                                             58,500        506,406
                                                                                                                   ------------
OIL, GAS & CONSUMABLE FUELS -- 7.0%
BG Group Plc                                                                                              34,050        514,250
BP Plc                                                                                                   168,220      1,121,770
Chevron Corp.                                                                                              5,060        340,234
El Paso Corp.                                                                                            100,140        625,875
Eni S.p.A.                                                                                                52,193      1,002,967
Gazprom (ADR)                                                                                             28,800        427,680
Petroleo Brasileiro S.A. (ADR)                                                                            34,540        846,230
Repsol YPF S.A.                                                                                           15,446        266,303
Royal Dutch Shell Plc                                                                                     51,900      1,133,530
Sasol, Ltd.                                                                                                7,648        220,699
Talisman Energy, Inc.                                                                                     10,900        115,447

MET INVESTORS SERIES TRUST
MET/TEMPLETON GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2009
(Percentage of Net Assets)


Total S.A.                                                                                                38,030   $  1,882,512
                                                                                                                   ------------
                                                                                                                      8,497,497
                                                                                                                   ------------
PAPER & FOREST PRODUCTS -- 0.1%
Stora Enso Oyj*                                                                                              970          3,428
Svenska Cellulosa AB                                                                                      12,320         93,141
UPM-Kymmene Oyj                                                                                            9,920         57,113
                                                                                                                   ------------
                                                                                                                        153,682
                                                                                                                   ------------
PHARMACEUTICALS -- 8.8%
Abbott Laboratories                                                                                       13,470        642,519
Bristol-Myers Squibb Co.                                                                                  37,580        823,754
GlaxoSmithKline Plc                                                                                       64,220        996,356
Merck & Co., Inc.                                                                                         51,240      1,370,670
Merck KGaA*                                                                                               14,580      1,284,356
Novartis AG                                                                                               21,910        826,023
Pfizer, Inc.                                                                                             116,560      1,587,547
Roche Holdings AG                                                                                         14,050      1,926,787
Sanofi-Aventis                                                                                            22,720      1,272,548
                                                                                                                   ------------
                                                                                                                     10,730,560
                                                                                                                   ------------
PROFESSIONAL SERVICES -- 1.2%
Adecco S.A.                                                                                               23,750        742,183
Randstad Holding N.V.                                                                                     39,490        669,005
                                                                                                                   ------------
                                                                                                                      1,411,188
                                                                                                                   ------------
REAL ESTATE MANAGEMENT & DEVELOPMENT -- 1.0%
Cheung Kong Holdings, Ltd.                                                                                74,000        637,590
Swire Pacific, Ltd.                                                                                       85,500        571,100
                                                                                                                   ------------
                                                                                                                      1,208,690
                                                                                                                   ------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 3.1%
Samsung Electronics Co., Ltd.                                                                              4,822      1,991,540
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)                                                       201,006      1,799,004
                                                                                                                   ------------
                                                                                                                      3,790,544
                                                                                                                   ------------
SOFTWARE -- 6.5%
Check Point Software Technologies, Ltd.*                                                                  27,350        607,443
Microsoft Corp.                                                                                          129,460      2,378,180
Nintendo Co., Ltd.                                                                                         2,438        713,924
Oracle Corp.*                                                                                            169,280      3,058,890
SAP AG                                                                                                    32,060      1,136,346
                                                                                                                   ------------
                                                                                                                      7,894,783
                                                                                                                   ------------
SPECIALTY RETAIL -- 2.9%
Chico's FAS, Inc.*                                                                                        75,660        406,294
Home Depot, Inc. (The)                                                                                    40,900        963,604
Industria de Diseno Textil S.A.                                                                           20,568        798,473
Kingfisher Plc                                                                                           416,840        890,070
USS Co., Ltd.                                                                                             10,880        477,782
                                                                                                                   ------------
                                                                                                                      3,536,223
                                                                                                                   ------------
TRADING COMPANIES & DISTRIBUTORS -- 0.6%
Wolseley Plc*                                                                                            232,809        767,738
                                                                                                                   ------------
WIRELESS TELECOMMUNICATION SERVICES -- 2.4%
Sprint Nextel Corp.*                                                                                     198,570        708,895
Turkcell Iletisim Hizmetleri A.S. (ADR)                                                                   56,080        689,223
Vodafone Group Plc                                                                                       891,290      1,551,499
                                                                                                                   ------------
                                                                                                                      2,949,617
                                                                                                                   ------------
Total Common Stocks (Cost $132,842,988)                                                                             102,997,012
                                                                                                                   ------------

MET INVESTORS SERIES TRUST
MET/TEMPLETON GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2009
(Percentage of Net Assets)


RIGHTS -- 0.1%
CONSTRUCTION MATERIALS -- 0.1%
CRH Plc*                                                                                                   7,388   $    160,514
                                                                                                                   ------------
Total Rights (Cost $81,360)                                                                                             160,514
                                                                                                                   ------------

                                                                                                        PAR
SECURITY DESCRIPTION                                                                                   AMOUNT       VALUE
--------------------------------------------------------------------------------------------------   -----------   ------------
SHORT-TERM INVESTMENT -- 15.3%
State Street Bank & Trust Co., Repurchase Agreement, dated 03/31/09 at 0.010% to be repurchased at
   $18,598,005 on 04/01/09 collateralized by $18,975,000 U.S. Treasury Bill at 0.140% due 05/21/09
   with a value of $18,971,205.
   (Cost -- $18,598,000)                                                                             $18,598,000     18,598,000
                                                                                                                   ------------
TOTAL INVESTMENTS -- 99.9% (Cost $151,522,348#)                                                                     121,755,526
                                                                                                                   ------------
Other Assets and Liabilities (net) -- 0.1%                                                                               94,326
                                                                                                                   ------------
TOTAL NET ASSETS -- 100.0%                                                                                         $121,849,852
                                                                                                                   ============

PORTFOLIO FOOTNOTES:

*    Non-income producing security.

# Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes, are $1,109,013 and $30,875,835 respectively, resulting in a net unrealized depreciation of $29,766,822.

ADR - American Depositary Receipt

GDR - Global Depositary Receipt

FAS 157 VALUATION DISCLOSURE
----------------------------

The Portfolio adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157), effective with the beginning of the Portfolio's fiscal year. FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements. Management has evaluated the application of FAS 157 to the Portfolio and has determined that the adoption of FAS 157 does not have a material impact on the Portfolio's financial statements. The three levels of the hierarchy under FAS 157 are described below:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio's net assets as of March 31, 2009:

                                                INVESTMENTS IN   OTHER FINANCIAL
VALUATION INPUTS                                  SECURITIES      INSTRUMENTS*
--------------------------------------------------------------------------------
LEVEL 1 - QUOTED PRICES                           $48,761,291           $0
LEVEL 2 - OTHER SIGNIFICANT OBSERVABLE INPUTS      72,994,235            0
LEVEL 3 - SIGNIFICANT UNOBSERVABLE INPUTS                   0            0
--------------------------------------------------------------------------------
TOTAL                                            $121,755,526           $0

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument.

MET INVESTORS SERIES TRUST
METLIFE AGGRESSIVE STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited)
March 31, 2009
(Percentage of Net Assets)

SECURITY DESCRIPTION                                                   SHARES        VALUE
------------------------------------------------------------------   ---------   ------------
INVESTMENT COMPANY SECURITIES -- 100.0%
Clarion Global Real Estate Portfolio (Class A)(a)                    2,792,861   $ 16,226,520
Davis Venture Value Portfolio (Class A)(b)                           2,275,149     43,751,109
Goldman Sachs Mid Cap Value Portfolio (Class A)(a)                   1,189,001      8,620,261
Harris Oakmark Focused Value Portfolio (Class A)(b)                    181,799     18,614,436
Harris Oakmark International Portfolio (Class A)(a)                  2,371,033     18,209,530
Jennison Growth Portfolio (Class A)(b)                               1,773,049     13,758,863
Julius Baer International Stock Portfolio (Class A)(b)               1,931,115     12,610,180
Lazard Mid Cap Portfolio (Class A)(a)                                2,048,024     12,882,070
Legg Mason Partners Aggressive Growth Portfolio (Class A)(a)         6,945,129     29,516,798
Legg Mason Value Equity Portfolio (Class A)(a)                       6,340,285     25,424,544
Lord Abbett Growth and Income Portfolio (Class A)(a)                 3,182,875     43,987,335
Met/AIM Small Cap Growth Portfolio (Class A)(a)                      2,307,622     18,137,908
Met/Dimensional International Small Capital Portfolio (Class A)(b)     972,103      8,680,879
MFS(R) Emerging Markets Equity Portfolio (Class A)(a)                4,256,438     24,219,130
MFS(R) Research International Portfolio (Class A)(a)                 2,037,864     13,062,710
Rainier Large Cap Equity Portfolio (Class A)(a)                      4,957,903     26,376,042
Third Avenue Small Cap Value Portfolio (Class A)(a)                  4,243,825     37,854,916
Turner Mid Cap Growth Portfolio (Class A)(a)                         1,295,006      9,090,945
Van Eck Global Natural Resources Portfolio (Class A)(b)                925,567      9,255,676
Van Kampen Comstock Portfolio (Class A)(a)                           8,017,158     48,183,118
                                                                                 ------------
Total Investment Company Securities (Cost $786,935,014)                           438,462,970
                                                                                 ------------
TOTAL INVESTMENTS -- 100.0% (Cost $786,935,014#)                                  438,462,970
                                                                                 ------------
Other Assets and Liabilities (net) -- 0.0%                                           (202,421)
                                                                                 ------------
TOTAL NET ASSETS -- 100.0%                                                       $438,260,549
                                                                                 ============

PORTFOLIO FOOTNOTES:

# Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes, are $14,309 and $348,486,353 respectively, resulting in a net unrealized depreciation of $348,472,044.

(a)  A Portfolio of Met Investors Series Trust.

(b)  A Portfolio of Metropolitan Series Fund, Inc.

FAS 157 VALUATION DISCLOSURE
-----------------------------

The Portfolio adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157), effective with the beginning of the Portfolio's fiscal year. FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements. Management has evaluated the application of FAS 157 to the Portfolio and has determined that the adoption of FAS 157 does not have a material impact on the Portfolio's financial statements. The three levels of the hierarchy under FAS 157 are described below:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio's net assets as of March 31, 2009:

                                                INVESTMENTS IN   OTHER FINANCIAL
VALUATION INPUTS                                  SECURITIES       INSTRUMENTS*
---------------------------------------------   --------------   ---------------
LEVEL 1 - QUOTED PRICES                          $438,462,970           $0
LEVEL 2 - OTHER SIGNIFICANT OBSERVABLE INPUTS               0            0
LEVEL 3 - SIGNIFICANT UNOBSERVABLE INPUTS                   0            0
                                                 ------------          ---
TOTAL                                            $438,462,970           $0

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument.

MET INVESTORS SERIES TRUST
METLIFE BALANCED STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited)
March 31, 2009
(Percentage of Net Assets)

SECURITY DESCRIPTION                                                   SHARES          VALUE
------------------------------------------------------------------   ----------   --------------
INVESTMENT COMPANY SECURITIES -- 100.0%
BlackRock High Yield Portfolio (Class A)(a)                          15,426,859   $   94,720,917
Clarion Global Real Estate Portfolio (Class A)(a)                    14,340,933       83,320,821
Davis Venture Value Portfolio (Class A)(b)                           16,336,461      314,150,153
Goldman Sachs Mid Cap Value Portfolio (Class A)(a)                   12,202,913       88,471,121
Harris Oakmark Focused Value Portfolio (Class A)(b)                   1,399,551      143,299,977
Harris Oakmark International Portfolio (Class A)(a)                  12,152,598       93,331,952
Jennison Growth Portfolio (Class A)(b)                               12,114,930       94,011,856
Julius Baer International Stock Portfolio (Class A)(b)               13,212,635       86,278,505
Lazard Mid Cap Portfolio (Class A)(a)                                21,025,076      132,247,726
Legg Mason Partners Aggressive Growth Portfolio (Class A)(a)         40,723,694      173,075,701
Legg Mason Value Equity Portfolio (Class A)(a)                       43,381,130      173,958,332
Loomis Sayles Global Markets Portfolio (Class A)(a)                  26,500,940      188,156,671
Lord Abbett Bond Debenture Portfolio (Class A)(a)                    23,076,233      233,069,958
Lord Abbett Growth and Income Portfolio (Class A)(a)                 19,594,402      270,794,641
Met/AIM Small Cap Growth Portfolio (Class A)(a)                      11,834,095       93,015,989
Met/Dimensional International Small Capital Portfolio (Class A)(b)    9,973,983       89,067,671
MFS(R) Emerging Markets Equity Portfolio (Class A)(a)                26,169,689      148,905,529
MFS(R) Research International Portfolio (Class A)(a)                 20,923,395      134,118,961
PIMCO Inflation Protected Bond Portfolio (Class A)(a)                23,176,996      244,980,845
PIMCO Total Return Portfolio (Class A)(a)                            47,724,313      566,964,833
Rainier Large Cap Equity Portfolio (Class A)(a)                      25,428,841      135,281,435
T. Rowe Price Mid Cap Growth Portfolio (Class A)(a)                  17,904,565       93,998,966
Third Avenue Small Cap Value Portfolio (Class A)(a)                  19,363,784      172,724,956
Turner Mid Cap Growth Portfolio (Class A)(a)                         13,286,975       93,274,561
Van Eck Global Natural Resources Portfolio (Class A)(b)               4,743,549       47,435,487
Van Kampen Comstock Portfolio (Class A)(a)                           59,845,566      359,671,853
Western Asset Management U.S. Government Portfolio (Class A)(b)      19,522,196      234,266,350
                                                                                  --------------
Total Investment Company Securities (Cost $7,023,421,194)                          4,582,595,767

                                                                                  --------------
TOTAL INVESTMENTS -- 100.0% (Cost $7,023,421,194#)                                 4,582,595,767
                                                                                  --------------
Other Assets and Liabilities (net) -- 0.0%                                            (1,330,730)
                                                                                  --------------
TOTAL NET ASSETS -- 100.0%                                                        $4,581,265,037
                                                                                  ==============

PORTFOLIO FOOTNOTES

# Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes, are $7,969,502 and $2,448,794,929 respectively, resulting in a net unrealized depreciation of $2,440,825,427.

(a)  A Portfolio of Met Investors Series Trust.

(b)  A Portfolio of Metropolitan Series Fund, Inc.

FAS 157 VALUATION DISCLOSURE
----------------------------

The Portfolio adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157), effective with the beginning of the Portfolio's fiscal year. FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements. Management has evaluated the application of FAS 157 to the Portfolio and has determined that the adoption of FAS 157 does not have a material impact on the Portfolio's financial statements. The three levels of the hierarchy under FAS 157 are described below:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio's net assets as of March 31, 2009:

                                                INVESTMENTS IN   OTHER FINANCIAL
VALUATION INPUTS                                  SECURITIES      INSTRUMENTS*
---------------------------------------------   --------------   ---------------
LEVEL 1 - QUOTED PRICES                         $4,582,595,767          $0
LEVEL 2 - OTHER SIGNIFICANT OBSERVABLE INPUTS                0           0
LEVEL 3 - SIGNIFICANT UNOBSERVABLE INPUTS                    0           0
                                                --------------         ---
TOTAL                                           $4,582,595,767          $0

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument.

MET INVESTORS SERIES TRUST
METLIFE DEFENSIVE STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited)
March 31, 2009
(Percentage of Net Assets)

SECURITY DESCRIPTION                                                   SHARES         VALUE
------------------------------------------------------------------   ----------   --------------
INVESTMENT COMPANY SECURITIES -- 100.0%
BlackRock High Yield Portfolio (Class A)(a)                           6,387,994   $   39,222,280
Clarion Global Real Estate Portfolio (Class A)(a)                     4,036,832       23,453,992
Davis Venture Value Portfolio (Class A)(b)                            1,304,479       25,085,124
Goldman Sachs Mid Cap Value Portfolio (Class A)(a)                    3,407,496       24,704,348
Harris Oakmark International Portfolio (Class A)(a)                   3,387,803       26,018,326
Jennison Growth Portfolio (Class A)(b)                                3,357,407       26,053,477
Julius Baer International Stock Portfolio (Class A)(b)                3,689,260       24,090,869
Lazard Mid Cap Portfolio (Class A)(a)                                 3,919,285       24,652,302
Legg Mason Value Equity Portfolio (Class A)(a)                        9,114,168       36,547,815
Loomis Sayles Global Markets Portfolio (Class A)(a)                   7,337,696       52,097,640
Lord Abbett Bond Debenture Portfolio (Class A)(a)                    12,744,333      128,717,763
Lord Abbett Growth and Income Portfolio (Class A)(a)                  4,569,007       63,143,677
Met/Dimensional International Small Capital Portfolio (Class A)(b)    1,391,285       12,424,175
MFS(R) Research International Portfolio (Class A)(a)                  1,946,553       12,477,402
PIMCO Inflation Protected Bond Portfolio (Class A)(a)                14,063,506      148,651,257
PIMCO Total Return Portfolio (Class A)(a)                            26,369,441      313,268,958
Rainier Large Cap Equity Portfolio (Class A)(a)                       4,716,613       25,092,382
T. Rowe Price Mid Cap Growth Portfolio (Class A)(a)                   4,983,241       26,162,016
Third Avenue Small Cap Value Portfolio (Class A)(a)                   2,712,080       24,191,758
Van Eck Global Natural Resources Portfolio (Class A)(b)               1,316,231       13,162,315
Van Kampen Comstock Portfolio (Class A)(a)                           10,471,095       62,931,284
Western Asset Management U.S. Government Portfolio (Class A)(b)      12,933,423      155,201,073
                                                                                  --------------
Total Investment Company Securities
(Cost $1,579,699,321)                                                              1,287,350,233
                                                                                  --------------
TOTAL INVESTMENTS -- 100.0% (Cost $1,579,699,321#)                                 1,287,350,233
                                                                                  --------------
Other Assets and Liabilities (net) -- 0.0%                                              (381,203)
                                                                                  --------------
TOTAL NET ASSETS -- 100.0%                                                        $1,286,969,030
                                                                                  ==============

PORTFOLIO FOOTNOTES:

# Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes, are $346,186 and $292,695,274 respectively, resulting in a net unrealized depreciation of $292,349,088.

(a)  A Portfolio of Met Investors Series Trust.

(b)  A Portfolio of Metropolitan Series Fund, Inc.

FAS 157 VALUATION DISCLOSURE
----------------------------

The Portfolio adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157), effective with the beginning of the Portfolio's fiscal year. FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements. Management has evaluated the application of FAS 157 to the Portfolio and has determined that the adoption of FAS 157 does not have a material impact on the Portfolio's financial statements. The three levels of the hierarchy under FAS 157 are described below:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio's net assets as of March 31, 2009:

                                                INVESTMENTS IN   OTHER FINANCIAL
VALUATION INPUTS                                  SECURITIES      INSTRUMENTS*
--------------------------------------------------------------   ---------------
LEVEL 1 - QUOTED PRICES                         $1,287,350,233          $0
LEVEL 2 - OTHER SIGNIFICANT OBSERVABLE INPUTS                0           0
LEVEL 3 - SIGNIFICANT UNOBSERVABLE INPUTS                    0           0
                                                --------------         ---
TOTAL                                           $1,287,350,233          $0

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument.

MET INVESTORS SERIES TRUST
METLIFE GROWTH STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited)
March 31, 2009
(Percentage of Net Assets)

SECURITY DESCRIPTION                                                   SHARES          VALUE
------------------------------------------------------------------   ----------   --------------
INVESTMENT COMPANY SECURITIES -- 100.0%
Clarion Global Real Estate Portfolio (Class A)(a)                    23,169,791   $  134,616,489
Davis Venture Value Portfolio (Class A)(b)                           25,149,897      483,632,526
Goldman Sachs Mid Cap Value Portfolio (Class A)(a)                   13,146,737       95,313,841
Harris Oakmark Focused Value Portfolio (Class A)(b)                   1,004,948      102,896,665
Harris Oakmark International Portfolio (Class A)(a)                  19,648,744      150,902,351
Jennison Growth Portfolio (Class A)(b)                               13,058,366      101,332,917
Julius Baer International Stock Portfolio (Class A)(b)               21,361,423      139,490,090
Lazard Mid Cap Portfolio (Class A)(a)                                15,099,744       94,977,391
Legg Mason Partners Aggressive Growth Portfolio (Class A)(a)         65,826,486      279,762,564
Legg Mason Value Equity Portfolio (Class A)(a)                       46,745,525      187,449,557
Loomis Sayles Global Markets Portfolio (Class A)(a)                  28,561,860      202,789,203
Lord Abbett Bond Debenture Portfolio (Class A)(a)                     9,947,498      100,469,725
Lord Abbett Growth and Income Portfolio (Class A)(a)                 35,192,095      486,354,749
Met/AIM Small Cap Growth Portfolio (Class A)(a)                      12,753,632      100,243,551
Met/Dimensional International Small Capital Portfolio (Class A)(b)   10,746,227       95,963,807
MFS(R) Emerging Markets Equity Portfolio (Class A)(a)                28,196,905      160,440,391
MFS(R) Research International Portfolio (Class A)(a)                 22,526,539      144,395,114
PIMCO Inflation Protected Bond Portfolio (Class A)(a)                 9,991,098      105,605,907
PIMCO Total Return Portfolio (Class A)(a)                            17,141,340      203,639,116
Rainier Large Cap Equity Portfolio (Class A)(a)                      45,666,929      242,948,062
T. Rowe Price Mid Cap Growth Portfolio (Class A)(a)                  19,292,921      101,287,834
Third Avenue Small Cap Value Portfolio (Class A)(a)                  41,725,337      372,190,007
Turner Mid Cap Growth Portfolio (Class A)(a)                         14,314,772      100,489,701
Van Eck Global Natural Resources Portfolio (Class A)(b)              10,225,352      102,253,522
Van Kampen Comstock Portfolio (Class A)(a)                           96,705,877      581,202,323
                                                                                  --------------
Total Investment Company Securities (Cost $8,426,103,743)                          4,870,647,403
                                                                                  --------------
TOTAL INVESTMENTS -- 100.0% (Cost $8,426,103,743#)                                 4,870,647,403
                                                                                  --------------
Other Assets and Liabilities (net) -- 0.0%                                            (1,393,028)
                                                                                  --------------
TOTAL NET ASSETS -- 100.0%                                                        $4,869,254,375
                                                                                  ==============

PORTFOLIO FOOTNOTES

# Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes, are $3,306,320 and $3,558,762,660 respectively, resulting in a net unrealized depreciation of $3,555,456,340.

(a)  A Portfolio of Met Investors Series Trust.

(b)  A Portfolio of Metropolitan Series Fund, Inc.

FAS 157 VALUATION DISCLOSURE
----------------------------

The Portfolio adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157), effective with the beginning of the Portfolio's fiscal year. FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements. Management has evaluated the application of FAS 157 to the Portfolio and has determined that the adoption of FAS 157 does not have a material impact on the Portfolio's financial statements. The three levels of the hierarchy under FAS 157 are described below:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio's net assets as of March 31, 2009:

                                                INVESTMENTS IN   OTHER FINANCIAL
VALUATION INPUTS                                  SECURITIES      INSTRUMENTS*
---------------------------------------------   --------------   ---------------
LEVEL 1 - QUOTED PRICES                         $4,870,647,403          $0
LEVEL 2 - OTHER SIGNIFICANT OBSERVABLE INPUTS                0           0
LEVEL 3 - SIGNIFICANT UNOBSERVABLE INPUTS                    0           0
                                                --------------         ---
TOTAL                                           $4,870,647,403          $0

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument.

MET INVESTORS SERIES TRUST
METLIFE MODERATE STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited)
March 31, 2009
(Percentage of Net Assets)

SECURITY DESCRIPTION                                 SHARES          VALUE
------------------------------------------------   ----------   --------------
INVESTMENT COMPANY SECURITIES -- 100.0%
BlackRock High Yield Portfolio (Class A)(a)         6,373,759   $   39,134,880
Clarion Global Real Estate Portfolio (Class
   A)(a)                                            5,947,255       34,553,551
Davis Venture Value Portfolio (Class A)(b)          4,830,332       92,887,276
Goldman Sachs Mid Cap Value Portfolio (Class
   A)(a)                                            5,053,215       36,635,812
Harris Oakmark International Portfolio (Class
   A)(a)                                            5,026,830       38,606,052
Jennison Growth Portfolio (Class A)(b)              5,007,650       38,859,368
Julius Baer International Stock Portfolio
   (Class A)(b)                                     5,475,238       35,753,306
Lazard Mid Cap Portfolio (Class A)(a)               8,708,213       54,774,657
Legg Mason Value Equity Portfolio (Class A)(a)     17,972,277       72,068,831
Loomis Sayles Global Markets Portfolio (Class
   A)(a)                                           10,952,441       77,762,333
Lord Abbett Bond Debenture Portfolio (Class
   A)(a)                                           15,257,258      154,098,303
Lord Abbett Growth and Income Portfolio
   (Class A)(a)                                     8,113,861      112,133,557
Met/Dimensional International Small Capital
   Portfolio (Class A)(b)                           4,128,801       36,870,190
MFS(R) Emerging Markets Equity Portfolio (Class
   A)(a)                                            7,205,645       41,000,119
MFS(R) Research International Portfolio (Class
   A)(a)                                            2,878,350       18,450,224
PIMCO Inflation Protected Bond Portfolio (Class
   A)(a)                                           15,313,687      161,865,676
PIMCO Total Return Portfolio (Class A)(a)          31,223,634      370,936,767
Rainier Large Cap Equity Portfolio (Class A)(a)    10,521,838       55,976,178
T. Rowe Price Mid Cap Growth Portfolio (Class
   A)(a)                                            7,404,830       38,875,359
Third Avenue Small Cap Value Portfolio (Class
   A)(a)                                            6,017,105       53,672,572
Turner Mid Cap Growth Portfolio (Class A)(a)        5,496,349       38,584,370
Van Eck Global Natural Resources Portfolio
   (Class A)(b)                                     1,960,110       19,601,103
Van Kampen Comstock Portfolio (Class A)(a)         21,684,733      130,325,245
Western Asset Management U.S. Government
   Portfolio (Class A)(b)                          12,906,679      154,880,149
                                                                --------------
Total Investment Company Securities
(Cost $2,627,198,530)                                            1,908,305,878
                                                                --------------
TOTAL INVESTMENTS -- 100.0% (Cost
   $2,627,198,530#)                                              1,908,305,878
                                                                --------------
Other Assets and Liabilities (net) -- 0.0%                            (528,691)
                                                                --------------
TOTAL NET ASSETS -- 100.0%                                      $1,907,777,187
                                                                ==============

PORTFOLIO FOOTNOTES

# Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes, are $6,092,813 and $724,985,465 respectively, resulting in a net unrealized depreciation of $718,892,652.

(a)  A Portfolio of Met Investors Series Trust.

(b)  A Portfolio of Metropolitan Series Fund, Inc.

FAS 157 VALUATION DISCLOSURE
----------------------------

The Portfolio adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157), effective with the beginning of the Portfolio's fiscal year. FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements. Management has evaluated the application of FAS 157 to the Portfolio and has determined that the adoption of FAS 157 does not have a material impact on the Portfolio's financial statements. The three levels of the hierarchy under FAS 157 are described below:

Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio's net assets as of March 31, 2009:

                                                INVESTMENTS IN   OTHER FINANCIAL
VALUATION INPUTS                                  SECURITIES       INSTRUMENTS*
---------------------------------------------   --------------   ---------------
LEVEL 1 - QUOTED PRICES                         $1,908,305,878         $0
LEVEL 2 - OTHER SIGNIFICANT OBSERVABLE INPUTS                0          0
LEVEL 3 - SIGNIFICANT UNOBSERVABLE INPUTS                    0          0
                                                --------------        ---
TOTAL                                           $1,908,305,878         $0

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument.

MET INVESTORS SERIES TRUST
MFS (R) EMERGING MARKETS EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited)
March 31, 2009
(Percentage of Net Assets)

SECURITY DESCRIPTION                                SHARES         VALUE
-----------------------------------------------   ----------   -------------
COMMON STOCKS -- 94.8%
BERMUDA  -- 0.6%
Credicorp, Ltd.                                       35,570   $  1,666,099
Dufry South America, Ltd. (BDR)                      245,010      1,569,929
                                                               ------------
                                                                  3,236,028
                                                               ------------
BRAZIL  -- 11.5%
BM&F BOVESPA S.A.                                    565,400      1,726,694
Brasil Brokers Participacoes *                       867,100        421,882
Companhia Vale do Rio Doce (ADR) (a)               1,323,350     17,600,555
CSU Cardsystem S.A. *                                690,880      1,035,442
Diagnosticos da America S.A. *                       113,800      1,226,021
Empresa Brasileira de Aeronautica S.A. (ADR)(a)       57,210        759,177
Equatorial Energia S.A.                              211,300      1,059,277
Itau Unibanco Banco Multiplo S.A. (ADR)              414,812      4,558,787
Kroton Educacional S.A. *                            176,100        711,453
LPS Brasil-Consultoria de Imoveis S.A.               218,703        546,294
Natura Cosmeticos S.A.                               221,020      2,174,723
OdontoPrev S.A.                                      232,500      2,323,031
Petroleo Brasileiro S.A. (ADR)                       835,030     25,443,364
Redecard S.A.                                        244,100      2,974,437
Totvs S.A.                                            64,700      1,145,344
                                                               ------------
                                                                 63,706,481
                                                               ------------
CAYMAN ISLANDS  -- 2.3%
Chaoda Modern Agriculture (Holdings), Ltd.         6,057,680      3,608,738
Hengan International Group Co., Ltd.               1,346,000      5,410,725
Stella International Holdings, Ltd.                3,225,500      3,409,077
                                                               ------------
                                                                 12,428,540
                                                               ------------
CHILE  -- 0.7%
Banco Santander Chile S.A. (ADR)                     109,890      3,774,722
                                                               ------------
CHINA  -- 10.5%
Bank of China, Ltd.                               17,157,000      5,713,536
Bank of Communications Co., Ltd.                   4,235,000      2,952,292
China Construction Bank Corp.                     18,089,000     10,273,442
China Life Insurance Co., Ltd.                     4,561,000     15,006,809
China Merchants Bank Co., Ltd.                     1,770,000      3,080,211
China Oilfield Services, Ltd.                      4,120,000      3,239,266
China Shenhua Energy Co., Ltd.                     2,103,500      4,848,033
Industrial and Commercial Bank of China, Ltd.     24,763,000     12,818,077
                                                               ------------
                                                                 57,931,666
                                                               ------------
COLOMBIA  -- 0.2%
Bancolombia S.A. (ADR)                                60,540      1,178,714
                                                               ------------
CZECH REPUBLIC  -- 0.8%
CEZ                                                  130,250      4,612,081
                                                               ------------
EGYPT  -- 0.8%
Egyptian Co. for Mobile Services                     162,223      4,247,428
                                                               ------------
ESTONIA  -- 0.5%
AS Eesti Telekom (GDR)                               134,020      2,476,904
                                                               ------------
HONG KONG  -- 7.7%
China Mobile, Ltd.                                 2,332,500     20,351,663
China Mobile, Ltd. (ADR)                             207,750      9,041,280
China Unicom, Ltd. (ADR) (a)                         264,630      2,754,798
CNOOC, Ltd.                                       10,232,000     10,185,078
                                                               ------------
                                                                 42,332,819
                                                               ------------

MET INVESTORS SERIES TRUST
MFS (R) EMERGING MARKETS EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2009
(Percentage of Net Assets)


INDIA  -- 4.1%
Bharat Heavy Electricals, Ltd.                           210   $      6,289
Dabur India, Ltd.                                  1,504,100      2,968,364
Gail India, Ltd.                                     860,325      4,113,948
Hindustan Unilever, Ltd.                             555,300      2,587,832
Housing Development Finance Corp., Ltd.               97,432      2,725,792
Infosys Technologies, Ltd. (ADR) (a)                 276,140      7,353,608
Zee Entertainment Enterprises, Ltd.                1,418,541      2,985,491
                                                               ------------
                                                                 22,741,324
                                                               ------------
INDONESIA  -- 4.1%
PT Astra International Tbk                         2,369,000      2,947,684
PT Bank Rakyat Indonesia Tbk                       6,249,500      2,274,049
PT Hanjaya Mandala Sampoerna Tbk                   3,222,500      3,012,925
PT Perusahaan Gas Negara                          31,747,000      5,956,045
PT Telekomunikasi Indonesia Tbk                    8,730,500      5,710,419
PT Unilever Indonesia Tbk                          4,110,000      2,838,400
                                                               ------------
                                                                 22,739,522
                                                               ------------
ISRAEL  -- 5.8%
Check Point Software Technologies, Ltd. *,(a)        110,200      2,447,542
Israel Chemicals, Ltd.                               512,020      4,205,222
Makhteshim-Agan Industries, Ltd.                     743,790      3,117,562
Teva Pharmaceutical Industries, Ltd. (ADR)           493,240     22,220,462
                                                               ------------
                                                                 31,990,788
                                                               ------------
LUXEMBOURG  -- 0.3%
Tenaris S.A. (ADR)                                    79,360      1,600,691
                                                               ------------
MALAYSIA  -- 1.1%
British American Tobacco Malaysia Berhad             213,200      2,665,319
Tradewinds (Malaysia) Berhad                       4,658,900      3,322,765
                                                               ------------
                                                                  5,988,084
                                                               ------------
MEXICO  -- 5.6%
America Movil S.A.B. de C.V. (ADR)                   350,530      9,492,352
Banco Compartamos S.A. de C.V.                       573,700      1,069,508
Bolsa Mexicana de Valores S.A. de C.V. *           1,868,700      1,025,386
Corporacion Moctezuma S.A.B. de C.V.               1,999,600      2,672,698
Desarrolladora Homex S.A. de C.V. (ADR) *,(a)         50,910        674,048
Genomma Lab Internacional S.A. de C.V. *           3,979,400      2,068,784
Grupo Continental S.A.                             1,545,130      2,488,078
Grupo Financiero Banorte S.A.B. de C.V. (a)        1,252,500      1,655,609
Grupo Mexico S.A. de C.V.                          2,459,291      1,785,430
Grupo Televisa S.A.  (ADR)                           349,210      4,763,224
Kimberly-Clark de Mexico, S.A.B. de C.V. -
   Class A                                           796,910      2,577,694
Urbi, Desarrollos Urbanos, S.A. de C.V. *            784,090        686,182
                                                               ------------
                                                                 30,958,993
                                                               ------------
PANAMA  -- 0.3%
Copa Holdings S.A. - Class A                          57,220      1,640,497
                                                               ------------
PHILIPPINES  -- 1.5%
Globe Telecom, Inc.                                  163,300      2,817,636
Manila Water Co.                                  11,793,000      2,688,312
Philippine Long Distance Telephone Co.                62,910      2,817,618
                                                               ------------
                                                                  8,323,566
                                                               ------------
RUSSIA  -- 6.7%

Gazprom (ADR)                                      1,000,450     14,697,270
LUKOIL (ADR)                                         314,580     11,796,750
Mobile Telesystems (ADR)                             171,420      5,128,886
Rosneft Oil Co. (GDR)                                869,400      3,729,726

MET INVESTORS SERIES TRUST
MFS (R) EMERGING MARKETS EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2009
(Percentage of Net Assets)


Vimpel-Communications (ADR)                          279,320     $1,826,753
                                                               ------------
                                                                 37,179,385
                                                               ------------
SOUTH AFRICA  -- 9.0%
African Bank Investments, Ltd.                     1,078,800      2,855,702
Aveng, Ltd.                                          624,892      1,710,654
Foschini, Ltd.                                       830,260      3,833,811
Impala Platinum Holdings, Ltd.                       314,890      5,247,954
Lewis Group, Ltd.                                    803,618      3,602,132
Massmart Holdings, Ltd.                              337,880      2,468,910
MTN Group, Ltd.                                      997,773     10,991,630
Murray & Roberts Holdings, Ltd.                      372,105      1,586,714
Mvelaphanda Resources, Ltd. *                        893,268      2,716,552
Pretoria Portland Cement Co., Ltd.                 1,131,637      3,733,678
Shoprite Holdings, Ltd.                              499,500      2,655,370
Tiger Brands, Ltd.                                   194,440      2,765,582
Truworths International, Ltd.                        753,800      2,542,662
Woolworths Holdings, Ltd.                          2,687,192      3,212,571
                                                               ------------
                                                                 49,923,922
                                                               ------------
SOUTH KOREA  -- 4.3%
KT&G Corp.                                            64,239      3,537,691
LG Chem, Ltd. (c)                                     89,460      5,678,790
Samsung Electronics Co., Ltd.                         29,222     12,069,014
Samsung Fire & Marine Insurance Co., Ltd. *           21,694      2,521,033
                                                               ------------
                                                                 23,806,528
                                                               ------------
TAIWAN  -- 11.6%
Acer, Inc.                                         2,680,000      4,048,311
Cathay Financial Holding Co., Ltd.                 3,529,391      3,047,726
Chunghwa Telecom Co., Ltd.                         3,696,131      6,741,764
Delta Electronics, Inc.                            1,511,000      2,788,110
High Tech Computer Corp.                             374,696      4,638,723
Hon Hai Precision Industry Co., Ltd.               4,296,000      9,745,860
MediaTek, Inc.                                       641,880      6,077,322
Siliconware Precision Industries Co. (ADR) (a)       695,311      4,032,804
Taiwan Semiconductor Manufacturing Co., Ltd.       7,032,755     10,708,824
Taiwan Semiconductor Manufacturing Co., Ltd.
  (ADR)                                            1,360,767     12,178,864
                                                               ------------
                                                                 64,008,308
                                                               ------------
THAILAND  -- 1.2%
PTT Exploration and Production Public Co., Ltd.    1,093,400      2,952,011
Siam Commercial Bank Public Co., Ltd.              2,239,000      3,440,730
                                                               ------------
                                                                  6,392,741
                                                               ------------
TURKEY  -- 2.1%
Anadolu Efes Biracilik ve Malt Sanayii A.S.          441,956      2,737,551
BIM Birlesik Magazalar A.S.                          138,830      2,949,223
Turkcell Iletisim Hizmetleri A.S. (ADR) (a)          216,980      2,666,684
Turkiye Garanti Bankasi A.S. *                     2,400,550      3,405,158
                                                               ------------
                                                                 11,758,616
                                                               ------------
UNITED KINGDOM  -- 0.8%
British American Tobacco Plc                         197,100      4,547,492
                                                               ------------
UNITED STATES  -- 0.7%
Amdocs, Ltd. *,(a)                                   145,800      2,700,216
NII Holdings, Inc. *,(a)                              91,400      1,371,000
                                                               ------------
                                                                  4,071,216
                                                               ------------
Total Common Stocks (Cost $698,711,788)                         523,597,056
                                                               ------------

MET INVESTORS SERIES TRUST
MFS (R) EMERGING MARKETS EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2009
(Percentage of Net Assets)


PREFERRED STOCKS -- 3.5%
BRAZIL  -- 3.5%
AES Tiete S.A.                                       179,000     $1,368,579
Companhia de Bebidas das Americas (ADR)     (a)      116,510      5,563,352
Duratex S.A.                                         264,000      1,720,281
Eletropaulo Metropolitana de Sao Paulo S.A.          465,180      6,597,940
Suzano Papel e Celulose S.A.    *                    184,100        839,744
Universo Online S.A.                                 323,600        937,645
Usinas Siderurgicas de Minas Gerais S.A. -
   Class A                                           182,050      2,333,011
                                                               ------------
Total Preferred Stocks (Cost $28,121,102)                        19,360,552
                                                               ------------

                                                      PAR
SECURITY DESCRIPTION                                AMOUNT         VALUE
--------------------                              ----------   ------------
SHORT-TERM INVESTMENTS -- 6.3%
Lloyds Bank Plc 1.000% due 4/1/09                 $7,655,000      7,655,000
State Street Bank & Trust Co., Repurchase
   Agreement dated 03/31/09 at 0.010% to be
   repurchased at $112,000 on 04/01/09
   collateralized by $ 110,000 FHLB at 4.375%
   due 09/17/10 with a value of $115,236.            112,000        112,000

State Street Navigator Securities Lending Trust
   Prime Portfolio(b)                             27,096,829     27,096,829
                                                               ------------
Total Short-Term Investments (Cost $34,863,829)                  34,863,829
                                                               ------------
TOTAL INVESTMENTS -- 104.6% (Cost $761,696,719#)                577,821,437

Other Assets and Liabilities (net) -- (4.6)%                    (25,210,710)
                                                               ------------
TOTAL NET ASSETS -- 100.0%                                     $552,610,727
                                                               ============

PORTFOLIO FOOTNOTES:

*    Non-income producing security.

# Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes, are $11,525,085 and $195,400,367 respectively, resulting in a net unrealized depreciation of $183,875,282.

(a) A portion or all of the security was held on loan. As of March 31, 2009, the market value of securities loaned was $26,344,673 and the collateral received consisted of cash in the amount of $27,096,829. The cash collateral is invested in a money market fund managed by an affiliate of the custodian.

(b) Represents investment of collateral received from securities lending transactions.

(c) Security is valued in good faith at fair value by or under the direction of the Board of Directors.

ADR - American Depositary Receipt

BDR - Brazilian Depositary Receipt

FHLB - Federal Home Loan Bank

GDR - Global Depositary Receipt

Ten Largest Industries as of March 31, 2009 (unaudited)

                                           PERCENT OF
                                              TOTAL
INDUSTRY                                   NET ASSETS
-----------------------------------------------------
Oil, Gas & Consumable Fuels                  12.7%
Wireless Telecommunication Services          12.5%
Commercial Banks                             10.3%
Semiconductors & Semiconductor Equipment      8.2%
Metals & Mining                               5.4%
Pharmaceuticals                               4.4%
Insurance                                     3.7%
Diversified Telecommunication Services        3.5%
Personal Products                             2.6%
Tobacco                                       2.5%

FAS 157 VALUATION DISCLOSURE

The Portfolio adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157), effective with the beginning of the Portfolio's fiscal year. FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements. Management has evaluated the application of FAS 157 to the Portfolio and has determined that the adoption of FAS 157 does not have a material impact on the Portfolio's financial statements. The three levels of the hierarchy under FAS 157 are described below:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio's net assets as of March 31, 2009:

                                                                                 OTHER
                                                INVESTMENTS IN   SHORT SALES    FINANCIAL
VALUATION INPUTS                                  SECURITIES      AT VALUE     INSTRUMENTS*
-----------------------                         --------------   -----------   ------------
LEVEL 1 - QUOTED PRICES                          $222,186,884         $0            $0
LEVEL 2 - OTHER SIGNIFICANT OBSERVABLE INPUTS     349,955,763          0             0
LEVEL 3 - SIGNIFICANT UNOBSERVABLE INPUTS           5,678,790          0             0
                                                 ------------        ---           ---
TOTAL                                            $577,821,437         $0            $0

FAS 157 LEVEL 3 RECONCILIATION DISCLOSURE

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

                                                                                       OTHER
                                                      INVESTMENTS IN   SHORT SALES    FINANCIAL
                                                        SECURITIES      AT VALUE     INSTRUMENTS*
                                                      --------------   -----------   ------------
BALANCE AS OF JANUARY 1, 2009                                  $0          $0            $0
   Accrued discounts/premiums                                   0           0             0
   Realized Gain (Loss)                                   535,752           0             0
   Change in unrealized appreciation (depreciation)             0           0             0
   Net Purchases (Sales)                                   40,243           0             0
   Transfers in (Out) of Level 3                        5,102,795           0             0
                                                       ----------         ---           ---
BALANCE AS OF MARCH 31, 2009                           $5,678,790          $0            $0

* Other financial instruments are derivative instruments not reflected in the Portfolio of investments such as futures, forwards, swap contracts and written options which are valued at the unrealized appreciation/depreciation on the instrument.

MET INVESTORS SERIES TRUST
MFS (R) RESEARCH INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited)
March 31, 2009
(Percentage of Net Assets)

SECURITY DESCRIPTION                                         SHARES            VALUE
------------------------------------------------------   --------------   --------------
COMMON STOCKS -- 98.5%
AUSTRALIA -- 1.1%
Paladin Energy, Ltd.*(a)                                      2,265,910   $    5,350,751
QBE Insurance Group, Ltd. (a)                                   577,900        7,736,377
                                                                          --------------
                                                                              13,087,128
                                                                          --------------
BERMUDA -- 0.5%
Esprit Holdings, Ltd.                                         1,164,920        6,014,059
                                                                          --------------
BRAZIL -- 2.2%
Itau Unibanco Banco Multiplo S.A. (ADR)                       1,299,235       14,278,595
Petroleo Brasileiro S.A. (ADR)                                  253,020        7,709,520
Redecard S.A.                                                   351,600        4,284,359
                                                                          --------------
                                                                              26,272,474
                                                                          --------------
CANADA -- 1.2%
BCE, Inc.                                                       241,220        4,807,367
Nexen, Inc.                                                     244,630        4,149,462
Rogers Communications, Inc. (a)                                 215,680        4,970,847
                                                                          --------------
                                                                              13,927,676
                                                                          --------------
CAYMAN ISLANDS -- 0.5%
Hengan International Group Co., Ltd. (a)                      1,590,870        6,395,067
                                                                          --------------
CHINA -- 2.0%
Bank of China, Ltd.                                          24,432,000        8,101,914
China Life Insurance Co., Ltd.                                4,546,000       14,957,455
                                                                          --------------
                                                                              23,059,369
                                                                          --------------
CYPRUS -- 0.5%
Bank of Cyprus Public Co., Ltd.                               2,088,617        6,408,586
                                                                          --------------
FRANCE -- 12.3%
Axa                                                           1,172,640       14,211,142
BNP Paribas                                                     471,585       19,399,823
Cap Gemini S.A.                                                 195,970        6,300,661
Compagnie Generale des Etablissements Michelin -
   Class B (a)                                                  107,640        3,977,717
GDF Suez                                                        474,525       16,283,920
Groupe DANONE (a)                                               313,094       15,253,746
LVMH Moet Hennessy Louis Vuitton S.A. (a)                       288,840       18,072,023
Schneider Electric S.A. (a)                                     230,170       15,252,521
Total S.A.                                                      743,760       36,816,638
                                                                          --------------
                                                                             145,568,191
                                                                          --------------
GERMANY -- 10.4%
Bayer AG (a)                                                    303,000       14,487,776
Deutsche Boerse AG (a)                                           89,560        5,400,427
E. On AG (a)                                                  1,020,844       28,360,985
Linde AG (a)                                                    291,600       19,776,699
Merck KGaA*(a)                                                  225,390       19,854,664
SAP AG (a)                                                      344,890       12,224,399
Siemens AG (a)                                                  342,400       19,570,606
Symrise AG                                                      309,926        3,667,280
                                                                          --------------
                                                                             123,342,836
                                                                          --------------
HONG KONG -- 2.9%
China Unicom (Hong Kong), Ltd.                                5,654,850        5,925,611
CNOOC, Ltd.                                                   5,120,170        5,096,690
Hang Seng Bank, Ltd.                                            134,800        1,374,814
Li & Fung, Ltd. (a)                                           4,357,030       10,279,955
Sun Hung Kai Properties, Ltd.                                 1,282,000       11,509,455
                                                                          --------------
                                                                              34,186,525
                                                                          --------------

MET INVESTORS SERIES TRUST
MFS (R) RESEARCH INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2009
(Percentage of Net Assets)

INDIA -- 1.2%
HDFC Bank, Ltd. (ADR)                                           111,350   $    6,784,556
NTPC, Ltd.                                                    2,061,979        7,350,552
                                                                          --------------
                                                                              14,135,108
                                                                          --------------
IRELAND -- 1.0%
CRH Plc                                                         533,850       11,460,448
                                                                          --------------
ITALY -- 5.1%
Eni S.p.A.                                                    1,009,900       19,406,752
Intesa Sanpaolo                                               7,023,103       19,277,061
Saipem S.p.A.                                                   286,440        5,100,596
Unione Di Banche Italiance SCPA (a)                           1,505,087       16,544,048
                                                                          --------------
                                                                              60,328,457
                                                                          --------------
JAPAN -- 18.6%
Aeon Credit Service Co., Ltd. (a)                             1,104,200       10,013,148
Bridgestone Corp.                                               476,100        6,863,590
Chiba Bank, Ltd. (The) (a)                                    1,624,000        8,086,800
Daiichi Sankyo Co., Ltd.                                        844,100       14,241,720
Daiwa Securities Group, Inc.                                  1,792,000        7,918,189
East Japan Railway Co.                                          293,800       15,259,634
GLORY, Ltd. (a)                                                 745,000       13,255,488
Inpex Holdings, Inc. (a)                                          1,392        9,566,904
Japan Tobacco, Inc.                                               3,847       10,256,284
JGC Corp. (a)                                                   726,000        8,235,841
KDDI Corp.                                                        1,983        9,341,326
Konica Minolta Holdings, Inc. (a)                             1,196,000       10,353,190
Lawson, Inc.                                                    204,600        8,423,138
Mitsubishi Corp.                                                736,900        9,787,920
Nomura Research Institute, Ltd. (a)                             155,100        2,424,719
Ricoh Co., Ltd.                                               1,304,000       15,666,607
Santen Pharmaceutical Co., Ltd. (a)                             202,700        5,642,313
Shizuoka Bank, Ltd. (The) (a)                                   863,000        7,824,007
Sumitomo Mitsui Financial Group, Inc. (a)                       416,600       14,670,631
Tokio Marine Holdings, Inc.                                     591,500       14,578,409
Tokyo Gas Co., Ltd.                                             906,000        3,158,768
Yamato Holdings Co., Ltd. (a)                                 1,539,000       14,472,870
                                                                          --------------
                                                                             220,041,496
                                                                          --------------
MEXICO -- 2.0%
America Movil S.A.B. de C.V. (ADR)                              411,280       11,137,462
Corporacion Moctezuma S.A.B. de C.V.                            552,560          738,561
Grupo Televisa S.A. (ADR)                                       432,530        5,899,709
Kimberly-Clark de Mexico,S.A.B. de C.V. - Class A             1,514,120        4,897,590
Urbi, Desarrollos Urbanos, S.A. de C.V.*                      1,697,420        1,485,466
                                                                          --------------
                                                                              24,158,788
                                                                          --------------
NETHERLANDS -- 3.7%
Akzo Nobel N.V. (a)                                             690,590       26,117,729
ASML Holding N.V. (a)                                           165,066        2,916,288
Heineken N.V. (a)                                               354,310       10,070,523
TNT N.V.                                                        262,590        4,483,515
                                                                          --------------
                                                                              43,588,055
                                                                          --------------
NORWAY -- 0.3%
StatoilHydro ASA (a)                                            214,690        3,741,813
                                                                          --------------
PAPUA NEW GUINEA -- 0.4%
Lihir Gold, Ltd.*                                             1,914,769        4,332,633
                                                                          --------------
RUSSIA -- 0.3%
Gazprom (ADR)                                                   274,740        4,036,112
                                                                          --------------
SINGAPORE -- 2.1%
DBS Group Holdings, Ltd.                                      1,268,000        7,109,541

MET INVESTORS SERIES TRUST
MFS (R) RESEARCH INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2009
(Percentage of Net Assets)

Keppel Corp., Ltd.                                            5,157,000   $   17,176,948
                                                                          --------------
                                                                              24,286,489
                                                                          --------------
SOUTH AFRICA -- 0.2%
Standard Bank Group, Ltd.                                       306,488        2,564,021
                                                                          --------------
SOUTH KOREA -- 1.9%
LS Industrial Systems Co., Ltd.                                  72,850        2,860,162
Samsung Electronics Co., Ltd.                                    29,909       12,352,753
Samsung Fire & Marine Insurance Co., Ltd.*                       58,301        6,775,087
                                                                          --------------
                                                                              21,988,002
                                                                          --------------
SPAIN -- 3.1%
Inditex S.A. (a)                                                405,800       15,753,610
Telefonica S.A.                                               1,022,450       20,381,204
                                                                          --------------
                                                                              36,134,814
                                                                          --------------
SWEDEN -- 1.0%
Assa Abloy AB - Class B (a)                                   1,207,590       11,252,593
                                                                          --------------
SWITZERLAND -- 9.4%
Actelion, Ltd.*                                                 199,000        9,076,456
Geberit AG                                                      146,260       13,108,773
Julius Baer Holding AG                                          270,353        6,624,731
Nestle S.A.                                                   1,020,964       34,519,683
Roche Holdings AG                                               269,900       37,013,511
UBS AG*                                                       1,126,633       10,690,591
                                                                          --------------
                                                                             111,033,745
                                                                          --------------
TAIWAN -- 1.9%
Acer, Inc.                                                    7,114,000       10,746,150
Taiwan Semiconductor Manufacturing Co., Ltd.                  7,280,000       11,085,306
                                                                          --------------
                                                                              21,831,456
                                                                          --------------
UNITED KINGDOM -- 11.7%
ARM Holdings Plc (a)                                          1,408,832        2,062,469
BHP Billiton Plc                                              1,236,880       24,401,209
Kingfisher Plc                                                3,577,910        7,639,834
NXT Plc (a)                                                     126,420        2,375,544
Reckitt Benckiser Group Plc (a)                                 330,960       12,410,986
Royal Dutch Shell Plc - Class A                               1,311,090       29,374,866
Smith & Nephew PLC                                            1,375,971        8,475,083
Tullow Oil Plc                                                  529,175        6,061,043
Vodafone Group Plc                                           15,039,330       26,179,469
WPP Plc                                                       3,321,209       18,608,446
                                                                          --------------
                                                                             137,588,949
                                                                          --------------
UNITED STATES -- 1.0%
Bucyrus International, Inc. (a)                                 471,020        7,150,084
Marathon Oil Corp. (a)                                          193,850        5,096,316
                                                                          --------------
                                                                              12,246,400
                                                                          --------------
Total Common Stocks (Cost $1,714,747,276)                                  1,163,011,290
                                                                          --------------
PREFERRED STOCK -- 0.2%
BRAZIL -- 0.2%
Duratex S.A.
   (Cost -- $5,560,650)                                         322,650        2,102,457
                                                                          --------------
RIGHT -- 0.2%
IRELAND -- 0.2%
CRH Plc 0.000%*
   (Cost -- $1,409,168)                                         127,962        2,782,819
                                                                          --------------

MET INVESTORS SERIES TRUST
MFS (R) RESEARCH INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2009
(Percentage of Net Assets)

                                                               PAR
SECURITY DESCRIPTION                                         AMOUNT            VALUE
--------------------                                     --------------   --------------
SHORT-TERM INVESTMENTS -- 5.9%
State Street Bank & Trust Co., Repurchase Agreement
   dated 03/31/09 at 0.010% to be repurchased at
   $9,432,003 on 04/01/09 collateralized by $9,185,000
   FHLB at 4.375% due 09/17/10 with a value of
   $9,622,206.                                           $    9,432,000   $    9,432,000
State Street Navigator Securities Lending Trust Prime
   Portfolio(b)                                              60,513,391       60,513,391
                                                                          --------------
Total Short-Term Investments (Cost $69,945,391)                               69,945,391
                                                                          --------------
TOTAL INVESTMENTS -- 104.8% (Cost $1,791,662,485#)                         1,237,841,957
                                                                          --------------
Other Assets and Liabilities (net) -- (4.8)%                                 (56,531,177)
                                                                          --------------
TOTAL NET ASSETS -- 100.0%                                                $1,181,310,780
                                                                          ==============

PORTFOLIO FOOTNOTES:

*    Non-income producing security.

# Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes, are $19,419,130 and $573,239,658 respectively, resulting in a net unrealized depreciation of $553,820,528.

(a) A portion or all of the security was held on loan. As of March 31, 2009, the market value of securities loaned was $57,464,918 and the collateral received consisted of cash in the amount of $60,513,391. The cash collateral is invested in a money market fund managed by an affiliate of the custodian.

(b) Represents investment of collateral received from securities lending transactions.

ADR - American Depositary Receipt

FHLB - Federal Home Loan Bank

Ten Largest Industries as of March 31, 2009 (unaudited)

                                         PERCENT OF
                                            TOTAL
INDUSTRY                                 NET ASSETS
--------------------------------------   ----------
Oil, Gas & Consumable Fuels                 11.6%
Commercial Banks                            11.2%
Pharmaceuticals                              7.7%
Insurance                                    4.9%
Wireless Telecommunication Services          4.4%
Food Products                                4.2%
Chemicals                                    4.2%
Industrial Conglomerates                     3.1%
Diversified Telecommunication Services       2.6%
Specialty Retail                             2.5%

FAS 157 VALUATION DISCLOSURE
----------------------------

The Portfolio adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157), effective with the beginning of the Portfolio's fiscal year. FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements. Management has evaluated the application of FAS 157 to the Portfolio and has determined that the adoption of FAS 157 does not have a material impact on the Portfolio's financial statements. The three levels of the hierarchy under FAS 157 are described below:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio's net assets as of March 31, 2009:

                                                INVESTMENTS IN   OTHER FINANCIAL
VALUATION INPUTS                                  SECURITIES       INSTRUMENTS*
---------------------------------------------   --------------   ---------------
LEVEL 1 - QUOTED PRICES                           $142,401,745           $0
LEVEL 2 - OTHER SIGNIFICANT OBSERVABLE INPUTS    1,095,440,212            0
LEVEL 3 - SIGNIFICANT UNOBSERVABLE INPUTS                    0            0
                                                --------------          ---
TOTAL                                           $1,237,841,957           $0

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument.

MET INVESTORS SERIES TRUST
OPPENHEIMER CAPITAL APPRECIATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited)
March 31, 2009
(Percentage of Net Assets)

SECURITY DESCRIPTION                                                    SHARES         VALUE
------------------------------------------------------------------   -----------   ------------
COMMON STOCKS -- 97.4%
AEROSPACE & DEFENSE -- 3.2%
General Dynamics Corp.                                                    73,640   $  3,062,688
Goodrich Corp.                                                            43,550      1,650,110
Lockheed Martin Corp.                                                    146,680     10,125,320
United Technologies Corp.                                                 68,590      2,947,998
                                                                                   ------------
                                                                                     17,786,116
                                                                                   ------------
BEVERAGES -- 2.1%
PepsiCo, Inc.                                                            223,350     11,498,058
                                                                                   ------------
BIOTECHNOLOGY -- 4.5%
Amgen, Inc. *                                                             75,110      3,719,447
Celgene Corp. *                                                          170,280      7,560,432
Gilead Sciences, Inc. *                                                  242,130     11,215,461
Vertex Pharmaceuticals, Inc. *(a)                                         81,190      2,332,589
                                                                                   ------------
                                                                                     24,827,929
                                                                                   ------------
CAPITAL MARKETS -- 4.3%
Charles Schwab Corp. (The)                                               304,170      4,714,635
Credit Suisse Group                                                      159,993      4,847,214
Goldman Sachs Group, Inc. (The)                                           50,740      5,379,455
Julius Baer Holding AG                                                    68,314      1,673,967
Northern Trust Corp.                                                      72,570      4,341,137
T. Rowe Price Group, Inc.                                                 89,750      2,590,185
                                                                                   ------------
                                                                                     23,546,593
                                                                                   ------------
CHEMICALS -- 6.4%
Ecolab, Inc.                                                              73,790      2,562,727
Monsanto Co.                                                             225,500     18,739,050
Potash Corp. of Saskatchewan, Inc.                                        53,300      4,307,173
Praxair, Inc.                                                            141,180      9,500,002
                                                                                   ------------
                                                                                     35,108,952
                                                                                   ------------
COMMUNICATIONS EQUIPMENT -- 8.6%
Cisco Systems, Inc. *                                                    426,480      7,152,070
F5 Networks, Inc. *(a)                                                   134,680      2,821,546
Juniper Networks, Inc. *(a)                                              224,120      3,375,247
QUALCOMM, Inc.                                                           543,740     21,156,923
Research In Motion, Ltd. *                                               299,340     12,892,574
                                                                                   ------------
                                                                                     47,398,360
                                                                                   ------------
COMPUTERS & PERIPHERALS -- 4.0%
Apple, Inc. *                                                            168,390     17,701,157
NetApp, Inc. *                                                           307,410      4,561,964
                                                                                   ------------
                                                                                     22,263,121
                                                                                   ------------
CONSTRUCTION & ENGINEERING -- 0.5%
Quanta Services, Inc. *                                                  140,880      3,021,876
                                                                                   ------------
DIVERSIFIED CONSUMER SERVICES -- 0.9%
Apollo Group, Inc. - Class A *(a)                                         66,560      5,213,645
                                                                                   ------------
DIVERSIFIED FINANCIAL SERVICES -- 3.4%
BM&F BOVESPA S.A.                                                        944,800      2,885,355
IntercontinentalExchange, Inc. *                                         120,110      8,944,592
JPMorgan Chase & Co.                                                      92,960      2,470,877
MSCI, Inc. - Class A *(a)                                                261,240      4,417,568
                                                                                   ------------
                                                                                     18,718,392
                                                                                   ------------
ELECTRICAL EQUIPMENT & SERVICES -- 1.5%
ABB, Ltd. *                                                              600,015      8,362,144
                                                                                   ------------

MET INVESTORS SERIES TRUST
OPPENHEIMER CAPITAL APPRECIATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2009
(Percentage of Net Assets)

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS -- 0.5%
FLIR Systems, Inc. *(a)                                                  129,690   $  2,656,051
                                                                                   ------------
ENERGY EQUIPMENT & SERVICES -- 2.7%
Cameron International Corp. *                                            187,150      4,104,200
Schlumberger, Ltd.                                                       198,840      8,076,881
Transocean, Ltd. *                                                        46,460      2,733,706
                                                                                   ------------
                                                                                     14,914,787
                                                                                   ------------
FOOD & STAPLES RETAILING -- 2.5%
Burger King Holdings, Inc. (a)                                           116,200      2,666,790
Wal-Mart Stores, Inc.                                                    211,130     10,999,873
                                                                                   ------------
                                                                                     13,666,663
                                                                                   ------------
FOOD PRODUCTS -- 2.9%
Cadbury Plc                                                              570,764      4,295,239
Nestle S.A.                                                              339,761     11,487,616
                                                                                   ------------
                                                                                     15,782,855
                                                                                   ------------
HEALTH CARE EQUIPMENT & SUPPLIES -- 4.8%
Baxter International, Inc.                                               253,220     12,969,928
C.R. Bard, Inc.                                                           36,640      2,920,941
DENTSPLY International, Inc. (a)                                         203,070      5,452,429
Intuitive Surgical, Inc. *(a)                                             21,960      2,094,106
Stryker Corp. (a)                                                         94,250      3,208,270
                                                                                   ------------
                                                                                     26,645,674
                                                                                   ------------
HEALTH CARE PROVIDERS & SERVICES -- 2.6%
Express Scripts, Inc. *                                                  189,340      8,741,828
Henry Schein, Inc. *(a)                                                   91,860      3,675,318
Medco Health Solutions, Inc. *                                            50,120      2,071,961
                                                                                   ------------
                                                                                     14,489,107
                                                                                   ------------
HOUSEHOLD PRODUCTS -- 1.0%
Colgate-Palmolive Co.                                                     91,010      5,367,770
                                                                                   ------------
INTERNET SOFTWARE & SERVICES -- 4.3%
eBay, Inc. *                                                             275,140      3,455,758
Google, Inc. - Class A *                                                  57,590     20,044,776
                                                                                   ------------
                                                                                     23,500,534
                                                                                   ------------
IT SERVICES -- 5.1%
Accenture, Ltd. - Class A                                                159,200      4,376,408
MasterCard, Inc. - Class A (a)                                            61,860     10,360,313
SAIC, Inc. *                                                             240,430      4,488,828
Visa, Inc. - Class A (a)                                                 157,520      8,758,112
                                                                                   ------------
                                                                                     27,983,661
                                                                                   ------------
LIFE SCIENCES TOOLS & SERVICES -- 3.5%
Covance, Inc. *                                                           76,490      2,725,339
Illumina, Inc. *(a)                                                      153,710      5,724,160
Thermo Fisher Scientific, Inc. *(a)                                      305,480     10,896,472
                                                                                   ------------
                                                                                     19,345,971
                                                                                   ------------
MACHINERY -- 0.5%
Joy Global, Inc. (a)                                                     124,860      2,659,518
                                                                                   ------------
MEDIA -- 1.7%
Cablevision Systems Corp. - Class A (a)                                  330,050      4,270,847
McGraw-Hill Cos., Inc. (The)                                             134,350      3,072,585
Walt Disney Co. (The)                                                    123,190      2,237,130
                                                                                   ------------
                                                                                      9,580,562
                                                                                   ------------
OIL, GAS & CONSUMABLE FUELS -- 6.1%
Apache Corp.                                                              54,110      3,467,910

MET INVESTORS SERIES TRUST
OPPENHEIMER CAPITAL APPRECIATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2009
(Percentage of Net Assets)

                                                                     SHARES/PAR
SECURITY DESCRIPTION                                                   AMOUNT         VALUE
--------------------                                               -------------   ------------
Occidental Petroleum Corp.                                               187,540   $ 10,436,601
Range Resources Corp.                                                    239,780      9,869,345
XTO Energy, Inc.                                                         314,087      9,617,344
                                                                                   ------------
                                                                                     33,391,200
                                                                                   ------------
PERSONAL PRODUCTS -- 0.1%
Mead Johnson Nutrition Co. - Class A *                                    17,170        495,698
                                                                                   ------------
PHARMACEUTICALS -- 4.0%
Abbott Laboratories                                                       97,280      4,640,256
Allergan, Inc.                                                           132,590      6,332,498
Novo Nordisk A/S - Class B                                                34,200      1,637,410
Roche Holdings AG                                                         42,507      5,829,320
Shire, Ltd.                                                              299,390      3,639,021
                                                                                   ------------
                                                                                     22,078,505
                                                                                   ------------
REAL ESTATE MANAGEMENT & DEVELOPMENT -- 0.5%
Jones Lang LaSalle, Inc. (a)                                             107,970      2,511,382
                                                                                   ------------
ROAD & RAIL -- 0.5%
Burlington Northern Santa Fe Corp.                                        43,900      2,640,585
                                                                                   ------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 4.2%
Applied Materials, Inc. (a)                                              221,310      2,379,083
Broadcom Corp. - Class A *(a)                                            385,530      7,702,889
MEMC Electronic Materials, Inc. *                                        131,390      2,166,621
NVIDIA Corp. *(a)                                                        607,360      5,988,570
Texas Instruments, Inc.                                                  307,650      5,079,301
                                                                                   ------------
                                                                                     23,316,464
                                                                                   ------------
SOFTWARE -- 4.7%
Adobe Systems, Inc. *                                                    228,180      4,880,770
CA, Inc.                                                                 134,270      2,364,495
Microsoft Corp.                                                          349,980      6,429,132
Nintendo Co., Ltd.                                                        17,800      5,212,410
Oracle Corp. *                                                           157,270      2,841,869
Salesforce.com, Inc. *(a)                                                134,760      4,410,695
                                                                                   ------------
                                                                                     26,139,371
                                                                                   ------------
SPECIALTY RETAIL -- 0.9%
Staples, Inc.                                                            263,200      4,766,552
                                                                                   ------------
TEXTILES, APPAREL & LUXURY GOODS -- 1.9%
Coach, Inc. *                                                            299,570      5,002,819
NIKE, Inc. - Class B                                                      55,610      2,607,553
Polo Ralph Lauren Corp. (a)                                               66,700      2,818,075
                                                                                   ------------
                                                                                     10,428,447
                                                                                   ------------
TOBACCO -- 0.6%
Philip Morris International, Inc.                                         89,370      3,179,784
                                                                                   ------------
WIRELESS TELECOMMUNICATION SERVICES -- 2.4%
Crown Castle International Corp. *                                       428,520      8,746,093
NII Holdings, Inc. *                                                     317,160      4,757,400
                                                                                   ------------
                                                                                     13,503,493
                                                                                   ------------
Total Common Stocks (Cost $750,739,092)                                             536,789,820
                                                                                   ------------
SHORT-TERM INVESTMENTS -- 7.6%
State Street Bank & Trust Co., Repurchase Agreement dated 3/31/09 at 0.010% to be repurchased at $457,041 on 04/01/09
   collateralized by 445,000 FHLB at 4.375% due 09/17/10 with a
   value of $466,182.                                                $   457,041        457,041
State Street Bank & Trust Co., Repurchase Agreement dated 3/31/09 at 0.010% to be repurchased at $12,995,962 on 04/01/09
   collateralized by 13,090,000 FHLB at 2.730% due 06/10/09 with
   a value of $13,256,243.                                            12,995,959     12,995,959

MET INVESTORS SERIES TRUST
OPPENHEIMER CAPITAL APPRECIATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2009
(Percentage of Net Assets)

                                                                        PAR
SECURITY DESCRIPTION                                                   AMOUNT         VALUE
--------------------                                               -------------   ------------
State Street Navigator Securities Lending Trust Prime Portfolio(b)   $28,516,927     28,516,927
                                                                                   ------------
Total Short-Term Investments (Cost $41,969,927)                                      41,969,927
                                                                                   ------------
TOTAL INVESTMENTS -- 105.0% (Cost $792,709,019#)                                    578,759,747
                                                                                   ------------
Other Assets and Liabilities (net) -- (5.0)%                                        (27,673,181)
                                                                                   ------------
TOTAL NET ASSETS -- 100.0%                                                         $551,086,566
                                                                                   ============

PORTFOLIO FOOTNOTES:

*    Non-income producing security.

# Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes, are $4,498,017 and $218,447,289 respectively, resulting in a net unrealized depreciation of $213,949,272.

(a) A portion or all of the security was held on loan. As of March 31, 2009, the market value of securities loaned was $27,870,659 and the collateral received consisted of cash in the amount of $28,516,927. The cash collateral is invested in a money market fund managed by an affiliate of the custodian.

(b) Represents investment of collateral received from securities lending transactions.

FHLB - Federal Home Loan Bank

FAS 157 VALUATION DISCLOSURE
----------------------------

The Portfolio adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157), effective with the beginning of the Portfolio's fiscal year. FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements. Management has evaluated the application of FAS 157 to the Portfolio and has determined that the adoption of FAS 157 does not have a material impact on the Portfolio's financial statements. The three levels of the hierarchy under FAS 157 are described below:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio's net assets as of March 31, 2009:

                                                INVESTMENTS IN   OTHER FINANCIAL
VALUATION INPUTS                                  SECURITIES      INSTRUMENTS*
---------------------------------------------   --------------   ---------------
LEVEL 1 - QUOTED PRICES                          $515,437,052           $0
LEVEL 2 - OTHER SIGNIFICANT OBSERVABLE INPUTS      63,322,695            0
LEVEL 3 - SIGNIFICANT UNOBSERVABLE INPUTS                   0            0
                                                 ------------          ---
TOTAL                                            $578,759,747           $0

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument.

MET INVESTORS SERIES TRUST
PIMCO INFLATION PROTECTED BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited)
March 31, 2009
(Percentage of Net Assets)

                                                                                    PAR
SECURITY DESCRIPTION                                                               AMOUNT            VALUE
-------------------------------------------------------------------------    ---------------    ---------------
MUNICIPALS -- 0.9%
Badger Tobacco Asset Securitization Corp. 6.375%, due 06/01/32                $    1,000,000    $     1,112,200
Buckeye Tobacco Settlement Financing Authority 5.875%, due 06/01/47                1,000,000            549,390
California County Tobacco Securitization Agency 5.625%, due 06/01/23                 145,000            123,633
Dallas, Texas Area Rapid Transit 5.000%, due 12/01/36 (AMBAC)                      3,400,000          3,394,696
Golden State Tobacco Securitization Corp. 5.750%, due 06/01/47                       100,000             57,112
Los Angeles Department of Water & Power, Systems Subser A-2 5.000%, due
   07/01/44 (AMBAC)                                                                3,800,000          3,533,088
New York City Municipal Water Finance Authority
  4.750%, due 06/15/38                                                               300,000            275,385
  5.000%, due 06/15/38                                                               900,000            871,731
Tobacco Settlement Financing Corp.
  6.000%, due 06/01/23                                                               970,000            860,079
  7.467%, due 06/01/47                                                             1,180,000            637,082
University of Arkansas, Various Facility Fayetteville Campus, 5.000%, due
   11/01/36 (AMBAC)                                                                2,100,000          2,009,133
                                                                                                ---------------
Total Municipals (Cost $15,035,308)                                                                  13,423,529
                                                                                                ---------------
ASSET-BACKED SECURITIES -- 11.8%
Ace Securities Corp. 0.572%,  due 07/25/36 - 12/25/36(a)                             228,111            205,337
Argent Securities, Inc. 0.572%, due 10/25/36(a)                                      109,554            105,341
Asset Backed Funding Certificates
  0.872%, due 06/25/34(a)                                                            877,507            438,121
  0.582%, due 11/25/36(a)                                                             36,464             33,634
Asset Backed Securities Corp. Home Equity 0.572%, due 11/25/36 - 12/25/36(a)         965,510            864,235
Banc of America Commercial Mortgage, Inc.
  5.837%, due 06/10/49(a)                                                          1,100,000            749,063
  5.935%, due 02/10/51(a)                                                          1,100,000            784,635
Banc of America Funding Corp. 4.606%, due 02/20/36(a)                              2,405,199          1,592,039
Banc of America Large Loan, Inc. 1.066%, due 08/14/29 (144A)(a)(b)                 6,227,037          4,079,825
Banc of America Mortgage Securities 6.500%, due 09/25/33                             158,488            154,563
Bank of America Credit Card Trust 1.756%, due 12/16/13(a)                         12,500,000         11,764,035
Bear Stearns ALT-A Trust 0.682%, due 02/25/34(a)                                     496,467            182,142
Bear Stearns ARM Trust
  4.840%, due 01/25/35(a)                                                          6,561,601          3,754,853
  2.940%, due 03/25/35(a)                                                          1,903,598          1,295,185
Bear Stearns Asset Backed Securities Trust
  1.182%, due 10/25/32(a)                                                             42,684             24,547
  0.852%, due 01/25/36(a)                                                             38,270             33,829
  0.572%, due 11/25/36(a)                                                             61,482             51,385
  1.522%, due 10/25/37(a)                                                          4,783,338          3,090,815
Bear Stearns Commercial Mortgage Securities 6.440%, due 06/16/30                      17,108             17,068
Bear Stearns Mortgage Funding Trust 0.592%, due 02/25/37(a)                        2,381,731          2,091,401
Bear Stearns Structured Products, Inc. 5.653%, due 01/26/36(a)                     1,274,168            806,800
Capital Auto Receivables Asset Trust
  1.476%, due 03/15/11(a)                                                          1,015,142          1,004,494
  2.006%, due 10/15/12(a)                                                          7,100,000          6,520,410
Carrington Mortgage Loan Trust 0.842%, due 10/25/35(a)                               747,234            646,357
Chase Issuance Trust
  0.806%, due 09/15/11(a)                                                          1,300,000          1,287,070
  1.206%, due 11/15/11(a)                                                         14,700,000         14,517,352
Citigroup Commercial Mortgage Trust 0.626%, due 08/15/21 (144A)(a)(b)                  5,654              4,662
Citigroup Mortgage Loan Trust, Inc.
  4.223%, due 12/25/35(a)                                                            144,598            111,079
  4.700%, due 12/25/35(a)                                                          3,161,613          2,373,738

MET INVESTORS SERIES TRUST
PIMCO INFLATION PROTECTED BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2009
(Percentage of Net Assets)

Countrywide Alternative Loan Trust
  0.802%, due 12/25/35(a)                                                     $       84,161    $        33,883
  0.625%, due 09/20/46(a)                                                            168,184            164,836
  0.725%, due 02/20/47(a)                                                          1,196,484            425,132
  0.702%, due 05/25/47(a)                                                            391,864            127,557
Countrywide Asset-Backed Certificates
  0.572%, due 03/25/37-05/25/47(a)                                                   460,986            422,817
  0.602%, due 06/25/37(a)                                                          1,323,718          1,182,357
  0.632%, due 10/25/46(a)                                                            318,036            286,064
Countrywide Home Loans
  3.780%, due 11/19/33(a)                                                            179,448            145,181
  4.740%, due 08/25/34(a)                                                            608,026            333,521
  0.812%, due 04/25/35(a)                                                          1,807,488            754,624
  0.862%, due 06/25/35 (144A)(a)(b)                                                  487,477            287,517
Credit Suisse First Boston Mortgage Securities Corp. 4.938%, due 12/15/40            378,321            376,966
Daimler Chrysler Auto Trust
  1.463%, due 07/08/11(a)                                                         15,696,960         15,456,281
  2.013%, due 09/10/12(a)                                                          1,000,000            900,378
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust
  0.622%, due 10/25/36(a)                                                            313,743            260,574
  5.869%, due 10/25/36                                                             1,400,000            432,030
  5.886%, due 10/25/36                                                             1,400,000            475,173
Equity One ABS, Inc. 0.822%, due 04/25/34(a)                                         121,664             37,081
First Franklin Mortgage Loan Asset Backed Certificates
  0.572%, due 11/25/36-12/25/36(a)                                                   849,159            759,522
  0.562%, due 01/25/38(a)                                                            785,570            722,052
First Horizon Pass Trust Mortgage 4.646%, due 06/25/34(a)                            647,962            379,461
Ford Credit Auto Owner Trust 1.456%, due 01/15/11(a)                              12,656,143         12,539,631
Fremont Home Loan Trust
  0.572%, due 10/25/36(a)                                                             49,348             44,798
  0.582%, due 01/25/37(a)                                                            291,937            248,434
GE Capital Commercial Mortgage Corp. 4.229%, due 12/10/37                          4,138,477          4,090,594
Greenpoint Mortgage Funding Trust
  0.742%, due 06/25/45(a)                                                            856,236            365,313
  0.792%, due 11/25/45(a)                                                            395,877            181,202
  0.602%, due 10/25/46(a)                                                            427,078            342,230
GS Mortgage Loan Trust 4.540%, due 09/25/35                                        1,615,471          1,197,111
GSAMP Trust
  0.812%, due 03/25/34(a)                                                             75,799             74,227
  0.592%, due 10/25/36(a)                                                             10,461              8,456
  0.562%, due 10/25/46(a)                                                             65,136             59,591
  0.622%, due 01/25/47(a)                                                            428,076            366,318
Harborview Mortgage Loan Trust
  0.776%, due 05/19/35(a)                                                            194,500             71,742
  0.646%, due 01/19/38(a)                                                            163,676            147,468
HSI Asset Securitization Corp. Trust 0.572%, due 10/25/36(a)                         109,962             68,546
Impac Secured Assets Corp. 0.602%, due 01/25/37(a)                                   135,931             92,915
Indymac Index Mortgage Loan Trust 0.612%, due 11/25/46(a)                            510,229            470,350
Indymac Residential Asset Backed Trust 0.572%, due 11/25/36(a)                        30,025             29,320
JPMorgan Chase Commercial Mortgage Securities Corp. 5.794%, due 02/12/51           1,500,000            996,330
JPMorgan Mortgage Acquisition Corp.
  0.572%, due 07/25/36-08/25/36(a)                                                   319,024            290,127
  0.562%, due 08/25/36(a)                                                             17,584             17,302
  0.542%, due 11/25/36(a)                                                             62,711             57,572
  0.582%, due 03/25/47(a)                                                          1,538,946          1,175,095
JPMorgan Mortgage Trust 5.005%, due 07/25/35(a)                                    1,133,098            752,183
Lehman XS Trust
  0.592%, due 05/25/46(a)                                                             53,178             51,890
  0.602%, due 07/25/46-11/25/46(a)                                                   544,479            509,520

MET INVESTORS SERIES TRUST
PIMCO INFLATION PROTECTED BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2009
(Percentage of Net Assets)

Long Beach Mortgage Loan Trust
  0.702%, due 08/25/35(a)                                                     $       30,854    $        29,075
  0.562%, due 11/25/36(a)                                                             33,701             31,010
Master Adjustable Rate Mortgages Trust
  4.894%, due 12/25/33(a)                                                            685,163            519,689
  3.788%, due 11/21/34(a)                                                            600,000            324,529
MBNA Credit Card Master Note Trust 0.656%, due 12/15/11(a)                           100,000             99,311
Mellon Residential Funding Corp.
  0.996%, due 12/15/30(a)                                                            177,628            143,315
  0.906%, due 11/15/31(a)                                                            786,355            605,389
Merrill Lynch Floating Trust 0.626%, due 06/15/22 (144A)(a)(b)                       166,403            116,877
Merrill Lynch Mortgage Investors Trust
  3.006%, due 10/25/35(a)                                                          4,420,796          2,963,004
  0.592%, due 08/25/36-07/25/37(a)                                                   581,081            540,835
  0.572%, due 05/25/37(a)                                                            142,092            137,535
Morgan Stanley Capital, Inc.
  0.572%, due 09/25/36-11/25/36(a)                                                 1,102,506          1,034,306
  0.562%, due 10/25/36(a)                                                            211,118            193,003
Nomura Asset Acceptance Corp. 0.662%, due 01/25/36 (144A)(a)(b)                       52,873             44,676
Option One Mortgage Loan Trust
  0.572%, due 01/25/37(a)                                                            698,345            655,249
  0.562%, due 02/25/37(a)                                                              7,119              6,941
Park Place Securities, Inc. 0.782%, due 09/25/35(a)                                   30,826             19,807
Residential Accredit Loans, Inc.
  0.822%, due 08/25/35(a)                                                            328,639            143,512
  2.993%, due 09/25/45(a)                                                            353,767            139,853
Residential Asset Securities Corp. 0.592%,  due 11/25/36 (a)                         318,392            306,507
Residential Asset Securitization Trust 6.500%, due 08/25/36                        1,000,000            388,170
Securitized Asset Backed Receivables LLC Trust 0.572%, due 09/25/36(a)                48,028             42,097
Securitized Asset Sales, Inc. 5.315%, due 11/26/23(a)                                  8,193              7,251
Sequoia Mortgage Trust 0.906%, due 10/19/26(a)                                       308,079            247,073
SLM Student Loan Trust
  1.139%, due 04/25/14(a)                                                          1,446,401          1,440,798
  2.659%, due 04/25/23(a)                                                         32,105,771         31,553,607
Small Business Administration Participation Certificates
  4.880%, due 11/01/24                                                             3,632,935          3,855,948
  5.510%, due 11/01/27                                                             7,378,825          7,901,481
  5.170%, due 01/01/28                                                             6,035,266          6,431,239
Soundview Home Equity Loan Trust
  0.622%, due 10/25/36(a)                                                              3,860              3,816
  0.582%, due 11/25/36 (144A)(a)(b)                                                  165,856            135,355
  0.602%, due 01/25/37(a)                                                            241,230            230,696
Specialty Underwriting & Residential Finance Trust 0.567%, due 11/25/37(a)            13,705             13,149
Structured Adjustable Rate Mortgage Loan Trust
  4.931%, due 02/25/34(a)                                                            460,943            312,571
  2.839%, due 01/25/35(a)                                                            257,652             99,568
Structured Asset Investment Loan Trust 0.572%, due 07/25/36(a)                        38,070             33,373
Structured Asset Mortgage Investments, Inc.
  0.886%, due 10/19/34(a)                                                            199,612            106,137
  0.712%, due 06/25/36(a)                                                            227,104             82,081
  0.592%, due 08/25/36(a)                                                            246,754            234,096
Structured Asset Securities Corp.
  4.900%, due 04/25/35(a)                                                          1,001,893            533,961
  4.863%, due 10/25/35 (144A)(a)(b)                                                  341,410            202,209
  0.572%, due 05/25/36-10/25/36(a)                                                   396,834            348,328
TBW Mortgage Backed Pass Through Certificates
  0.622%, due 09/25/36(a)                                                             20,963             20,751
  0.632%, due 01/25/37(a)                                                            438,550            393,285

MET INVESTORS SERIES TRUST
PIMCO INFLATION PROTECTED BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2009
(Percentage of Net Assets)

  6.015%, due 07/25/37                                                        $      600,000    $       418,505
Thornburg Mortgage Securities Trust 0.642%, due 09/25/46(a)                        1,742,669          1,499,377
Truman Capital Mortgage Loan Trust 0.862%, due 01/25/34 (144A)(a)(b)                  14,368             14,175
Wachovia Bank Commercial Mortgage Trust
  1.281%, due 05/08/09(a)                                                            400,000            399,493
  0.636%, due 06/15/20(144A)(a)(b)                                                 4,120,895          2,846,822
  0.646%, due 09/15/21(144A)(a)(b)                                                 2,792,532          1,926,322
WaMu Mortgage Pass Through Certificates
  2.833%, due 11/25/42(a)                                                             63,927             38,900
  0.812%, due 08/25/45-10/25/45(a)                                                 2,410,747            995,606
  0.782%, due 11/25/45(a)                                                            378,104            153,973
  2.633%, due 02/25/46(a)                                                            387,737            144,714
  3.133%, due 07/25/46-11/25/46(a)                                                 1,780,909            956,840
  2.443%, due 12/25/46(a)                                                            209,665             77,580
Wells Fargo Mortgage Backed Securities Trust 3.734%, due 09/25/34(a)                 426,193            351,200
                                                                                                ---------------
Total Asset-Backed Securities (Cost $207,797,947)                                                   179,290,257
                                                                                                ---------------
DOMESTIC BONDS & DEBT SECURITIES -- 20.8%
AIRLINES -- 0.1%
Southwest Airlines Co. 5.125%, due 03/01/17                                        1,000,000            770,371
                                                                                                ---------------
CAPITAL MARKETS -- 3.7%
Bear Stearns Cos., Inc.
  1.446%, due 11/28/11(a)                                                          1,000,000            961,038
  7.250%, due 02/01/18                                                             2,000,000          2,068,786
Goldman Sachs Group, Inc. (The)
  1.318%, due 11/16/09(a)                                                          7,000,000          6,839,224
  1.532%, due 06/28/10(a)                                                          4,400,000          4,201,221
  6.150%, due 04/01/18                                                             2,100,000          1,921,384
  6.750%, due 10/01/37                                                             6,400,000          4,339,091
Lehman Brothers Holdings, Inc.
  5.370%, due 11/24/08(c)                                                            300,000             37,500
  7.000%, due 09/27/27(c)                                                            400,000             53,000
  2.649%, due 12/23/44(c)                                                          6,300,000            787,500
Merrill Lynch & Co., Inc.
  3.472%, due 05/12/10(a)                                                          6,800,000          6,404,764
  6.400%, due 08/28/17                                                             2,700,000          1,939,858
  6.875%, due 04/25/18                                                             8,900,000          6,971,477
Morgan Stanley
  1.393%, due 01/18/11(a)                                                          4,000,000          3,611,684
  6.000%, due 04/28/15                                                            16,600,000         15,691,831
Small Business Administration 4.504%, due 02/10/14                                 1,100,040          1,100,740
                                                                                                ---------------
                                                                                                     56,929,098
                                                                                                ---------------

COMMERCIAL BANKS -- 5.3%
ANZ National International, Ltd. 6.200%, due 07/19/13 (144A)(b)                    3,600,000          3,474,569
Bank of Ireland Plc 1.359%, due 12/18/09(a)                                        1,100,000          1,067,001
Barclays Bank Plc
  5.450%, due 09/12/12                                                             7,300,000          7,396,579
  6.200%, due 09/26/14(c)                                                            700,000             92,750
  7.434%, due 09/29/49 (144A)(a)(b)                                                  700,000            291,144
Charter One Bank N.A. 1.209%, due 04/24/09(a)                                      8,000,000          7,992,920
Commonwealth Bank of Australia 0.573%, due 06/08/09 (144A)(a)(b)                     400,000            399,147
DNB North Bank ASA 1.330%, due 10/13/09 (144A)(a)(b)                               1,200,000          1,185,620
Export-Import Bank of Korea 1.645%, due 10/04/11 (144A)(a)(b)                      1,600,000          1,604,552
National Australia Bank, Ltd.
  1.691%, due 02/08/10 (144A)(a)(b)                                               11,500,000         11,502,300
  5.350%, due 06/12/13 (144A)(b)                                                   3,100,000          3,003,398
Royal Bank of Scotland Plc 7.092%, due 10/29/49(a)(d)                                500,000            152,496

MET INVESTORS SERIES TRUST
PIMCO INFLATION PROTECTED BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2009
(Percentage of Net Assets)

UBS AG
  2.154%, due 05/05/10(a)                                                     $   11,500,000    $    11,476,816
  5.875%, due 12/20/17                                                             1,200,000          1,033,793
  5.750%, due 04/25/18                                                             6,000,000          5,027,136
Unicredito Italiano S.p.A. 1.156%, due 05/18/09(a)                                22,400,000         22,397,760
Wachovia Bank National Association 1.331%, due 12/02/10(a)                         2,300,000          2,156,498
                                                                                                ---------------
                                                                                                     80,254,479
                                                                                                ---------------
COMPUTERS & PERIPHERALS -- 0.3%
Lexmark International, Inc. 5.900%, due 06/01/13                                   5,000,000          4,246,300
                                                                                                ---------------
CONSUMER FINANCE -- 1.2%
American Express Bank FSB S.A.
  5.500%, due 04/16/13                                                             1,500,000          1,294,862
  6.000%, due 09/13/17                                                             2,700,000          2,276,165
American Express Centurion Bank
  0.637%, due 07/13/10(a)                                                          5,000,000          4,600,265
  6.000%, due 09/13/17                                                             2,600,000          2,191,862
American Express Co.
  7.000%, due 03/19/18                                                             2,490,000          2,200,030
  8.150%, due 03/19/38                                                               720,000            655,609
Ford Motor Credit Co. LLC
  7.250%, due 10/25/11                                                             5,800,000          4,131,520
  7.800%, due 06/01/12                                                               400,000            271,260
                                                                                                ---------------
                                                                                                     17,621,573
                                                                                                ---------------
DIVERSIFIED FINANCIAL SERVICES -- 3.7%
Atlas Reinsurance Plc 6.928%, due 01/10/10 (144A)(a)(d)(e)                           400,000            527,503
Bank of America Corp.
  1.356%, due 11/06/09(a)                                                            900,000            888,195
  8.000%, due 12/29/49(a)                                                          1,700,000            681,581
C10 Capital SPV, Ltd. 6.722%, due 12/01/49 (144A)(a)(b)                              600,000            210,421
Citigroup Funding, Inc. 0.523%, due 04/23/09(a)                                    7,000,000          6,983,592
Citigroup, Inc.
  1.262%, due 12/28/09(a)                                                         10,000,000          9,234,360
  1.336%, due 05/18/11(a)                                                          3,300,000          2,664,727
  8.400%, due 04/29/49(a)                                                          5,000,000          2,831,950
General Electric Capital Corp.
  1.189%, due 10/26/09(a)                                                          1,000,000            979,548
  1.391%, due 05/08/13(a)                                                          9,300,000          7,236,581
  2.151%, due 05/22/13(a)                                                         12,200,000          9,792,842
  6.875%, due 01/10/39                                                             3,700,000          3,026,034
Green Valley, Ltd. 6.329%, due 01/10/11 (144A)(a)(d)(e)                              500,000            631,333
HSBC Finance Corp. 1.193%, due 10/21/09(a)                                         2,100,000          1,985,208
International Lease Finance Corp. 6.625%, due 11/15/13                             1,100,000            609,811
JPMorgan Chase & Co. 0.571%, due 06/26/09(a)                                         700,000            698,319
Longpoint Re, Ltd. 6.570%, due 05/08/10 (144A)(a)(e)                               1,400,000          1,373,960
Residential Reinsurance 2007, Ltd. 8.511%, due 06/07/10 (144A)(a)(e)               1,600,000          1,567,520
Santander Perpetual S.A. Unipersonal 6.671%, due 10/29/49 (144A)(a)(b)             3,000,000          1,652,238
TransCapitalInvest, Ltd. 7.700%, due 08/07/13 (144A)(b)                            2,700,000          2,391,617
Vita Capital II, Ltd. 2.325%, due 01/01/10 (144A)(a)(e)                              400,000            388,220
Vita Capital III, Ltd. 2.545%, due 01/01/12 (144A)(a)(e)                             800,000            720,440
                                                                                                ---------------
                                                                                                     57,076,000
                                                                                                ---------------
DIVERSIFIED TELECOMMUNICATION SERVICES -- 0.9%
AT&T, Inc. 1.334%, due 02/05/10(a)                                                12,300,000         12,269,201
Qwest Capital Funding, Inc. 7.000%, due 08/03/09                                   2,000,000          2,005,000
                                                                                                ---------------
                                                                                                     14,274,201
                                                                                                ---------------

MET INVESTORS SERIES TRUST
PIMCO INFLATION PROTECTED BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2009
(Percentage of Net Assets)

EDUCATION -- 0.1%
President and Fellows of Harvard College 6.000%, due 01/15/19 (144A)(b)       $    1,300,000    $     1,430,602
                                                                                                ---------------
ELECTRIC UTILITIES -- 0.3%
Electricite de France
  6.500%, due 01/26/19 (144A)(b)                                                   1,100,000          1,135,205
  6.950%, due 01/26/39 (144A)(b)                                                   1,100,000          1,093,682
Exelon Corp. 4.900%, due 06/15/15                                                  1,000,000            850,168
NiSource Finance Corp. 1.821%, due 11/23/09(a)                                       800,000            763,394
Public Service Electric & Gas Co. 5.300%, due 05/01/18                             1,000,000          1,009,930
                                                                                                ---------------
                                                                                                      4,852,379
                                                                                                ---------------
FOOD PRODUCTS -- 0.1%
Kraft Foods, Inc. 6.125%, due 02/01/18                                             1,600,000          1,606,323
                                                                                                ---------------
HEALTH CARE PROVIDERS & SERVICES  -- 0.1%
Roche Holdings, Inc. 7.000%, due 03/01/39 (144A)(b)                                1,100,000          1,154,757
UnitedHealth Group, Inc. 4.875%, due 02/15/13                                        200,000            194,966
                                                                                                ---------------
                                                                                                      1,349,723
                                                                                                ---------------
HOUSEHOLD DURABLES  -- 0.1%
Black & Decker Corp. (The) 8.950%, due 04/15/14                                    2,000,000          1,976,140
                                                                                                ---------------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS  -- 0.0%
Constellation Energy Group, Inc. 4.550%, due 06/15/15                                200,000            164,524
                                                                                                ---------------
INSURANCE -- 3.5%
Allstate Life Global Funding II
  1.901%, due 05/21/10(a)                                                         11,800,000         11,246,710
  5.375%, due 04/30/13                                                             4,600,000          4,453,453
American International Group, Inc.
  8.250%, due 08/15/18 (144A)(b)                                                   1,700,000            728,258
  8.175%, due 05/15/58 (144A)(a)(b)                                                2,700,000            230,107
Berkshire Hathaway Finance Corp. 5.400%, due 05/15/18                             19,500,000         19,403,592
Foundation Re II, Ltd. 7.988%, due 11/26/10 (144A)(a)(e)                           1,000,000            958,900
Merna Reinsurance, Ltd. 1.870%, due 07/07/10 (144A)(a)(e)                          4,000,000          3,678,000
Pricoa Global Funding I 1.356%, due 06/26/12 (144A)(a)(b)                         17,300,000         12,835,493
                                                                                                ---------------
                                                                                                     53,534,513
                                                                                                ---------------
IT SERVICES -- 0.1%
Western Union Co. (The) 5.930%, due 10/01/16                                       2,000,000          1,856,838
                                                                                                ---------------
MEDIA -- 0.7%
EchoStar DBS Corp. 7.000%, due 10/01/13                                            6,200,000          5,781,500
Time Warner Cable, Inc. 8.250%, due 04/01/19                                       4,700,000          4,838,011
                                                                                                ---------------
                                                                                                     10,619,511
                                                                                                ---------------
OIL, GAS & CONSUMABLE FUELS -- 0.0%
Suncor Energy, Inc. 6.100%, due 06/01/18                                             700,000            597,990
                                                                                                ---------------
PHARMACEUTICALS -- 0.6%
GlaxoSmithKline Capital, Inc. 1.856%, due 05/13/10(a)                              8,300,000          8,318,924
                                                                                                ---------------
Total Domestic Bonds & Debt Securities (Cost $357,581,232)                                          317,479,489
                                                                                                ---------------
FOREIGN BONDS & DEBT SECURITIES -- 2.7%
JAPAN -- 2.7%
Japanese Government CPI Linked Bond
  0.800%, due 12/10/15(f)                                                      2,651,040,000         23,153,040
  1.100%, due 12/10/16(f)                                                        912,730,000          7,967,119
  1.200%, due 12/10/17(f)                                                        310,940,000          2,679,456

MET INVESTORS SERIES TRUST
PIMCO INFLATION PROTECTED BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2009
(Percentage of Net Assets)

  1.400%, due 06/10/18(f)                                                     $  858,400,000    $     7,473,417
                                                                                                ---------------
Total Foreign Bonds & Debt Securities (Cost $41,185,929)                                             41,273,032
                                                                                                ---------------
U.S. GOVERNMENT & AGENCY OBLIGATIONS -- 136.1%
Federal Home Loan Mortgage Corp.
  5.500%, due 05/15/16                                                             4,082,720          4,142,367
  4.500%, due 05/15/17                                                               304,919            312,658
  5.000%, due 12/14/18-02/15/20                                                    6,126,756          6,173,975
  0.786%, due 02/15/19(a)                                                         15,994,251         15,484,727
  0.706%, due 07/15/19-10/15/20(a)                                                 9,792,814          9,492,340
  4.000%, due 03/15/23-10/15/23                                                      187,750            188,006
  0.906%, due 12/15/30(a)                                                            304,939            301,574
  0.782%, due 08/25/31(a)                                                            122,201             98,237
  4.053%, due 01/01/34(a)                                                            302,912            308,571
  6.000%, due 05/01/35                                                               120,038            126,083
  5.500%, due TBA(g)                                                              32,000,000         33,204,992
Federal National Mortgage Assoc.
  0.672%, due 08/25/34(a)                                                            272,511            256,446
  4.347%, due 11/01/34(a)                                                          3,351,584          3,404,772
  4.647%, due 01/01/35(a)                                                            439,549            448,973
  4.629%, due 05/25/35(a)                                                          2,163,787          2,224,271
  0.582%, due 12/25/36(a)                                                            437,391            391,086
  0.722%, due 10/27/37(a)                                                          6,400,000          5,764,000
  5.000%, due 03/01/39                                                            77,000,000         79,544,609
  0.872%, due 05/25/42(a)                                                            208,685            189,723
  5.950%, due 02/25/44                                                               585,911            603,223
  3.022%, due 03/01/44-09/01/44(a)                                                 4,209,024          4,168,105
  5.000%, due TBA(g)                                                                 900,000            928,828
  5.500%, due TBA(g)                                                             197,800,000        205,310,268
  6.000%, due TBA(g)                                                             127,000,000        132,577,687
FHLMC Structured Pass Through Securities
  3.022%, due 10/25/44(a)                                                          7,274,628          7,087,222
  3.023%, due 02/25/45(a)                                                          2,133,735          1,833,989
Government National Mortgage Assoc.
  5.500%, due 07/15/33                                                                 5,420              5,666
  6.000%, due TBA(g)                                                               1,600,000          1,671,750
U.S. Treasury Bond
  8.750%, due 08/15/20                                                             1,100,000          1,678,532
  3.500%, due 02/15/39                                                             7,100,000          7,017,945
U.S. Treasury Inflation Index Bond
  2.375%, due 04/15/11-01/15/27                                                  305,690,011        318,681,723
  2.000%, due 04/15/12-01/15/26                                                  130,154,190        131,312,061
  2.625%, due 07/15/17                                                            84,140,288         91,555,151
  1.625%, due 01/15/18                                                            32,146,268         32,558,126
  1.375%, due 07/15/18                                                               195,802            194,639
  1.750%, due 01/15/28                                                            75,175,702         72,239,189
  3.625%, due 04/15/28                                                            85,479,201        105,700,332
  3.875%, due 04/15/29                                                            93,939,284        121,064,252
  3.375%, due 04/15/32                                                             2,021,929          2,607,025
U.S. Treasury Inflation Index Note
  3.500%, due 01/15/11                                                            54,353,859         56,816,741
  3.375%, due 01/15/12                                                             3,685,714          3,925,285
  3.000%, due 07/15/12                                                           155,549,613        165,757,556
  1.875%, due 07/15/13-07/15/15                                                   46,384,006         47,631,796
  2.000%, due 01/15/14-01/15/16                                                  363,732,810        375,779,799
  1.625%, due 01/15/15                                                            18,353,292         18,571,237

MET INVESTORS SERIES TRUST
PIMCO INFLATION PROTECTED BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2009
(Percentage of Net Assets)

SECURITY DESCRIPTION                                                            PAR AMOUNT           VALUE
-------------------------------------------------------------------------    ---------------    ---------------
  2.500%, due 07/15/16-01/15/29                                               $    5,152,366    $     5,535,933
                                                                                                ---------------
Total U.S. Government & Agency Obligations (Cost $1,969,792,853)                                  2,074,871,470
                                                                                                ---------------
LOAN PARTICIPATION -- 0.6%
Chrysler Finco 4.560%, due 08/03/14 (144A)(a)(b)                                   6,503,469          3,538,297
Ford Motor Corp. 3.560%, due 12/15/13 (144A)(a)(b)                                   987,374            479,013
HCA, Inc. 6.012%, due 11/14/13 (144A)(a)(b)                                        6,022,867          5,152,563
                                                                                                ---------------
Total Loan Participation (Cost $13,099,328)                                                           9,169,873
                                                                                                ---------------
CONVERTIBLE PREFERRED STOCKS -- 0.1%
COMMERCIAL BANKS -- 0.1%
Wells Fargo & Co. 7.500%                                                                 900            431,091
                                                                                                ---------------
DIVERSIFIED FINANCIAL SERVICES -- 0.0%
Bank of America Corp. 7.250%                                                           1,000            424,500
                                                                                                ---------------
Total Convertible Preferred Stocks (Cost $1,900,000)                                                    855,591
                                                                                                ---------------
PURCHASED OPTIONS -- 0.0%
Option on TBA Puts, Expires 06/04/09, Strike Price $86.00                        100,000,000                  0
Option on TBA Puts, Expires 06/04/09, Strike Price $86.00                        155,000,000                  0
Option on TBA Puts, Expires 06/04/09, Strike Price $86.00                         32,000,000                  0
                                                                                                ---------------
Total Purchased Options (Cost $33,631)                                                                        0
                                                                                                ---------------
SHORT-TERM INVESTMENTS -- 7.5%
COMMERCIAL PAPER -- 0.8%
Nordea Bank Finland Plc 0.521%, due 04/09/09(a)                                    7,000,000          6,999,974
                                                                                                ---------------
                                                                                                      6,999,974
                                                                                                ---------------
REPURCHASE AGREEMENTS -- 6.5%
JPMorgan Securities, Inc.,
   Repurchase Agreement, dated 03/31/09 at 0.190% to be repurchased at
     $74,950,396 on 04/01/09 collateralized by $70,380,000 FHLMC at
     4.125% due 12/21/12 with a value of $76,677,485.                             74,950,000         74,950,000
JPMorgan Securities, Inc.,
   Repurchase Agreement, dated 03/31/09 at 0.190% to be repurchased at
     $2,850,015 on 04/01/09 collateralized by $2,780,000 FHLMC at 3.125%
     due 10/25/10 with a value of $2,915,688.                                      2,850,000          2,850,000
JPMorgan Securities, Inc.,
   Repurchase Agreement, dated 03/31/09 at 0.160% to be repurchased at
     $3,000,013 on 04/01/09 collateralized by $3,020,000 U.S. Treasury
     Note at 1.750% due 01/31/14 with a value of $3,051,736.                       3,000,000          3,000,000
State Street Bank & Trust Co., Repurchase Agreement, dated 03/31/09 at
   0.010% to be repurchased at $1,628,268 on 04/01/09 collateralized by
   $1,640,000 FHLB at 2.730% due 06/10/09 with a value of $1,660,828.              1,628,263          1,628,263
State Street Bank & Trust Co., Repurchase Agreement, dated 03/31/09 at
   0.010% to be repurchased at $17,006,742 on 04/01/09 collateralized by
   $17,355,000 U.S. Treasury Bill at 0.070% due 05/28/09 with a value of
   $17,351,529.                                                                   17,006,737         17,006,737
                                                                                                ---------------
                                                                                                     99,435,000
                                                                                                ---------------
U.S. GOVERNMENT & AGENCY DISCOUNT NOTES  -- 0.2%
U.S. Treasury Bill
  0.141%, due 04/16/09(h)(i)                                                         450,000            449,974
  0.105%, due 04/23/09(h)(i)                                                         100,000             99,994
  0.220%, due 04/29/09(h)(i)                                                       1,700,000          1,699,709
  0.024%, due 04/30/09(h)(i)                                                         330,000            329,993
                                                                                                ---------------
                                                                                                      2,579,670
                                                                                                ---------------
Total Short-Term Investments (Cost $109,014,644)                                                    109,014,644
                                                                                                ---------------

MET INVESTORS SERIES TRUST
PIMCO INFLATION PROTECTED BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2009
(Percentage of Net Assets)

TOTAL INVESTMENTS -- 180.5% (Cost $2,715,440,872#)                                              $ 2,745,377,885
                                                                                                ---------------
Other Assets and Liabilities (net) -- (80.5)%                                                    (1,221,366,893)
                                                                                                ---------------
TOTAL NET ASSETS -- 100.0%                                                                      $ 1,524,010,992
                                                                                                ===============

PORTFOLIO FOOTNOTES:

# Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes, are $109,316,129 and $79,379,116 respectively, resulting in a net unrealized appreciation of $29,937,013.

(a) Variable or floating rate security. The stated rate represents the rate at March 31, 2009.

(b) Securities that may be resold to "qualified institutional buyers" under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended. These securities have been determined to be liquid under the guidelines established by the Board of Trustees. These securities represent in the aggregate $63,151,423 of net assets.

(c)  Security is in default and/or issuer is in bankruptcy.

(d)  Par shown in Euro Currency. Value is shown in USD.

(e) Securities that may be resold to "qualified institutional buyers" under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended. These securities have been determined to be illiquid by the Portfolio's adviser. These securities represent in the aggregate $9,845,876 of net assets.

(f)  Par shown in Japanese Yen. Value is shown in USD.

(g)  This security is traded on a "to-be-announced" basis.

(h)  Zero coupon bond - Interest rate represents current yield to maturity.

(i) Security or a portion of the security was pledged to cover margin requirements for future contracts. At the period end, the value of the securities pledged amounted to $2,579,670.

AMBAC - Ambac Indemnity Corporation

FHLB - Federal Home Loan Bank

FHLMC - Federal Home Loan Mortgage Corporation

During the period ended March 31, 2009 the following options contracts were written:

                                             Number of
                                             Contracts      Premium
                                            -----------   ----------
Options outstanding at December 31, 2008     45,500,099   $1,243,060
Options written                              55,100,793      461,771
Options bought back                                   0            0
Options closed and expired                         (189)     (38,360)
Options exercised                                     0            0
                                            -----------   ----------
Options outstanding at March 31, 2009       100,600,703   $1,666,471
                                            ===========   ==========

                                                    STRIKE    NUMBER OF
WRITTEN CALL OPTIONS                  EXPIRATION    PRICE     CONTRACTS     PREMIUM       VALUE
-----------------------------------   ----------   -------   -----------   ---------   -----------
Swaption                              04/27/2009   $  1.80    (9,500,000)  $  (9,975)  $      (598)
Swaption                              05/06/2009      3.50   (13,900,000)   (291,900)     (807,897)
Swaption                              09/20/2010      5.37   (14,000,000)   (450,100)   (2,021,629)
U.S. Treasury Notes 10 Year Futures   05/22/2009    128.00          (324)    (76,468)      (75,938)
                                                                           ---------   -----------
                                                                           $(828,443)  $(2,906,062)
                                                                           =========   ===========

                                                    STRIKE    NUMBER OF
WRITTEN PUT OPTIONS                   EXPIRATION    PRICE     CONTRACTS     PREMIUM      VALUE
-----------------------------------   ----------   -------   -----------   ---------   ---------
CMA EuroDollar Future                 09/14/2009   $ 98.50           (55)  $ (17,153)  $ (12,031)
Swaption                              05/22/2009      2.75    (3,600,000)    (34,200)     (5,791)
Swaption                              04/27/2009      3.50    (9,500,000)    (75,050)       (566)
Swaption                              09/20/2010      5.37   (14,000,000)   (450,100)    (45,652)
Swaption                              07/27/2009      2.00   (36,100,000)   (155,230)    (40,382)
U.S. Treasury Notes 10 Year Futures   05/22/2009    119.00          (324)   (106,295)    (70,875)
                                                                           ---------   ----------
                                                                           $(838,028)  $(175,297)
                                                                           =========   ==========

FORWARD SALES COMMITMENTS             INTEREST RATE   MATURITY      PROCEEDS         VALUE
-----------------------------------   -------------   --------   -------------   -------------
Federal Home Loan Mortgage Corp.          6.000%         TBA     $ (10,220,203)  $ (10,350,143)
Federal National Mortgage Assoc.          5.000%         TBA       (78,612,188)    (79,466,387)
Federal National Mortgage Assoc.          6.000%         TBA          (833,375)       (837,375)
Government National Mortgage Assoc.       5.500%         TBA          (103,312)       (104,078)
Government National Mortgage Assoc.       6.500%         TBA          (624,750)       (629,532)
Credit Suisse Securities (USA) LLC                                 (24,370,000)    (24,370,000)
                                                                 -------------   -------------
                                                                 $(114,763,828)  $(115,757,515)
                                                                 =============   =============

The following table summarizes the credit composition of the portfolio holdings of the PIMCO Inflation Protected Bond Portfolio at March 31, 2009, based upon credit quality ratings issued by Standard & Poor's. For securities not rated by Standard & Poor's, the equivalent Moody's rating is used.

                                           PERCENT OF
                                           PORTFOLIO
PORTFOLIO COMPOSITION BY CREDIT QUALITY   (UNAUDITED)
---------------------------------------   -----------
AAA                                          71.75%
AA                                            5.88
A                                             5.48
BBB                                           0.82
BB                                            0.38
B                                             0.08
CCC                                           0.30
Other                                        15.31
                                            ------
Total:                                      100.00%
                                            ======

The futures contracts outstanding as of March 31, 2009 and the description and unrealized appreciation (depreciation) were as follows:

                                              Number of                     Unrealized
Security Description   Expiration Date        Contracts   Notional Value   Appreciation
--------------------   --------------------   ---------   --------------   ------------
Euribor Futures        March 2010 - Long          66       $ 21,549,450     $     7,658
Euribor Futures        June 2010 - Long           66         21,506,785           8,752
Euribor Futures        September 2010 - Long      67         21,784,891           9,995
EuroDollar Futures     June 2009 - Long          679        167,882,750       3,977,165
EuroDollar Futures     September 2009 - Long     578        142,917,725       3,510,173
EuroDollar Futures     December 2009 - Long      611        150,848,263       3,761,941
EuroDollar Futures     March 2010 - Long         442        109,063,500       2,350,777
EuroDollar Futures     June 2010 - Long           26          6,405,425          70,038
EuroDollar Futures     September 2010 - Long     102         25,088,175         242,951
Sterling Futures       June 2009 - Long          242         42,642,974       1,717,857
Sterling Futures       June 2010 - Long          163         28,553,379          20,159
                                                                            -----------
                                                                            $15,677,466
                                                                            ===========

Forward Foreign Currency Contracts to Buy:

                                                                    Net Unrealized
                                        Value at      In Exchange    Appreciation/
Settlement Date   Contracts to Buy   March 31, 2009    for U.S.$    (Depreciation)
---------------   ----------------   --------------   -----------   --------------
     5/7/2009         265,000  AUD         $183,016      $184,962         $(1,946)
     6/2/2009       7,001,474  BRL        2,996,501     2,978,083          18,418
     6/2/2009       9,676,065  BRL        4,141,176     4,058,752          82,424
     5/6/2009      13,231,750  CNY        1,936,459     1,911,550          24,909
    7/15/2009       5,017,312  CNY          734,793       782,000         (47,207)
    7/15/2009      10,205,220  CNY        1,494,570     1,580,000         (85,430)
    7/15/2009      15,865,956  CNY        2,323,594     2,430,000        (106,406)
     9/8/2009      18,343,680  CNY        2,689,634     2,720,000         (30,366)
     9/8/2009      20,664,180  CNY        3,029,876     3,060,000         (30,124)
     9/8/2009       6,411,885  CNY          940,139       930,000          10,139
    4/14/2009       4,967,179  EUR        6,586,582     6,338,716         247,866
    4/14/2009         129,000  EUR          171,057       169,232           1,825
    4/14/2009         893,000  EUR        1,184,136     1,209,952         (25,816)
     4/9/2009       1,722,000  GBP        2,461,985     2,540,647         (78,662)
     4/9/2009         767,000  GBP        1,096,599     1,115,203         (18,604)
     4/9/2009         598,000  GBP          854,975       870,108         (15,133)

    5/19/2009      10,108,159  MXN         $705,067      $926,249       $(221,182)
    5/19/2009         100,000  MXN            6,975         6,919              56
    5/19/2009         100,000  MXN            6,975         6,924              51
    5/19/2009         174,413  MXN           12,165        12,263             (98)
   11/27/2009         325,605  MXN           22,087        21,845             242
    8/12/2009          11,111  MYR            3,044         3,113             (69)
     5/6/2009      16,342,519  PLN        4,655,602     7,241,457      (2,585,855)
     5/6/2009       2,538,000  RUB           73,890        93,844         (19,954)
     5/6/2009       1,545,245  RUB           44,987        46,473          (1,486)
    4/14/2009         701,616  SGD          461,114       480,000         (18,886)
    4/14/2009         702,096  SGD          461,429       480,000         (18,571)
    4/14/2009         702,960  SGD          461,997       480,000         (18,003)
    4/14/2009         902,388  SGD          593,065       610,000         (16,935)
    4/14/2009       1,112,100  SGD          730,891       750,000         (19,109)
    4/14/2009       1,083,212  SGD          711,905       740,000         (28,095)
    4/14/2009       1,075,664  SGD          706,945       740,000         (33,055)
    4/14/2009       1,205,460  SGD          792,249       820,152         (27,903)
    7/30/2009       1,070,366  SGD          702,928       740,000         (37,072)
                                                                    --------------
                                                                      $(3,100,037)
                                                                    ==============

Forward Foreign Currency Contracts to Sell:

                                                                        Net Unrealized
                                            Value at      In Exchange    Appreciation/
Settlement Date   Contracts to Deliver   March 31, 2009    for U.S.$    (Depreciation)
---------------   --------------------   --------------   -----------   --------------
     4/3/2009          3,549,134  AUD       $2,456,894     $2,260,177     $(196,717)
     6/2/2009          3,343,967  BRL        1,431,156      1,368,235       (62,921)
     6/2/2009          9,993,648  BRL        4,277,096      4,116,000      (161,096)
     6/2/2009            729,300  BRL          312,127        300,000       (12,127)
     6/4/2009          1,032,000  CHF          906,811        878,979       (27,832)
     9/8/2009          8,064,721  CNY        1,182,486      1,154,164       (28,322)
    4/14/2009          5,034,250  EUR        6,675,520      6,356,622      (318,898)
    4/14/2009          7,834,000  EUR       10,388,046      9,892,956      (495,090)
     4/9/2009          5,578,000  GBP        7,975,002      8,069,051        94,049
     5/7/2009      1,867,102,000  JPY       18,838,209     19,194,492       356,283
     6/4/2009      1,867,102,000  JPY       18,848,031     19,178,384       330,353
    5/19/2009         10,156,968  MXN          708,472        720,838        12,366
    5/19/2009            325,605  MXN           22,712         22,474          (238)
     5/6/2009         16,103,540  PLN        4,587,522      5,255,896       668,374
     5/6/2009             60,221  PLN           17,156         19,735         2,579
     5/6/2009             60,251  PLN           17,164         19,735         2,571
     5/6/2009            118,507  PLN           33,760         39,859         6,099
     5/6/2009          4,083,245  RUB          118,877        120,985         2,108
    4/14/2009          7,485,496  SGD        4,919,595      5,013,056        93,461
    7/30/2009          1,070,336  SGD          702,928        717,335        14,407
                                                                        --------------
                                                                           $279,409
                                                                        ==============

AUD - Australian Dollar
BRL - Brazilian Real
CHF - Swiss Franc
CNY - China Yuan Renminbi
EUR - Euro Dollar
GBP - Great Britain Pound
JPY - Japanese Yen
MXN - Mexican Peso
MYR - Malaysian Ringgit
PLN - Polish Zloty
RUB - Russian Ruble
SGD - Singapore Dollar

Open interest rate swap agreements at March 31, 2009 were as follows:


                                                                                             Unrealized
   Notional       Expiration                                                               Appreciation /
    Amount          Date                         Security Description                      (Depreciation)
-------------     ----------  -----------------------------------------------------------  --------------
 16,300,000  USD  12/17/2013  Interest Rate Swap Agreement with Citibank, N.A.,               $(3,596,051)
                              New York, Inc. dated 12/17/2008 to pay semi-annually the
                              notional amount multiplied by 5.000% and to receive semi-
                              annually the notional amount multiplied by 6 month
                              USD-LIBOR-BBA.

 10,000,000  USD  12/17/2023  Interest Rate Swap Agreement with Merrill Lynch Capital          (2,245,633)
                              Services, Inc., dated 05/30/2008 to pay semi-annually the
                              notional amount multiplied by 5.000% and to receive semi-
                              annually the notional amount multiplied by 3 month
                              USD-LIBOR-BBA Rate.

  3,600,000  USD  12/17/2028  Interest Rate Swap Agreement with Morgan Stanley Capital           (879,741)
                              Services, Inc., dated 12/17/2008 to receive  the notional
                              amount multiplied by 5.000% and to pay semi-annually the
                              notional amount multiplied by 3 month USD-LIBOR-BBA Rate.

    700,000  USD  12/17/2028  Interest Rate Swap Agreement with Goldman Sachs Capital            (142,718)
                              Market L.P., dated 09/17/2008 to receive  the notional
                              amount multiplied by 5.000% and to pay semi-annually the
                              notional amount multiplied by 3 month USD-LIBOR-BBA Rate.

 12,100,000  USD   6/17/2029  Interest Rate Swap Agreement with Citibank, N.A.,                 1,484,131
                              New York dated 12/22/2008 to receive semi-annually the
                              notional amount multiplied by 3.000% and to pay semi-
                              annually the notional amount multiplied by 3 month
                              USD-LIBOR-BBA Rate.

 14,800,000  USD  12/17/2038  Interest Rate Swap Agreement with Citibank, N.A.,                (4,976,705)
                              New York, Inc. dated 12/10/2008 to receive semi-annually
                              the notional amount multiplied by 5.000% and to pay semi-
                              annually the notional amount multiplied by 3 month
                              USD-LIBOR-BBA Rate.

 13,700,000  USD  12/17/2038  Interest Rate Swap Agreement with Merrill Lynch Capital          (3,712,547)
                              Services, Inc., dated 07/17/2008 to receive semi-annually
                              the notional amount multiplied by 5.000% and to pay semi-
                              annually the notional amount multiplied by 3 month
                              USD-LIBOR-BBA Rate.

  4,900,000  USD  12/17/2038  Interest Rate Swap Agreement with Morgan Stanley Capital         (1,332,586)
                              Services, Inc., dated 06/09/2008 to receive the notional
                              amount multiplied by 5.000% and to pay semi-annually the
                              notional amount multiplied by 3 month USD-LIBOR-BBA Rate.

  2,500,000  BRL    1/2/2012  Interest Rate Swap Agreement with Morgan Stanley Capital             45,415
                              Services, Inc. dated 02/12/2008 to receive annually the
                              notional amount multiplied by 12.540% and to pay annually
                              the notional amount multiplied by 3 month CDI, as
                              determined on each Reset Date.

 66,200,000  BRL    1/2/2012  Interest Rate Swap Agreement with Morgan Stanley Capital             24,744
                              Services, Inc. dated 08/10/07 to receive annually the
                              notional amount multiplied by 10.115% and pay semi-
                              annually multiplied by the BRL PTAX (BRL09).

  1,200,000  EUR   3/18/2011  Interest Rate Swap Agreement with Goldman Sachs Capital              84,368
                              Market L.P., dated 09/26/2008 to receive annually the
                              notional amount multiplied by 4.500% and to pay annually
                              the notional amount multiplied by EUR-EURIBOR-Reuters Rate.

 23,500,000  EUR   3/19/2010  Interest Rate Swap Agreement with Morgan Stanley Capital           $853,573
                              Services, Inc., dated 12/18/2007 to receive annually the
                              notional amount multiplied by 4.50% and pay semi-annually
                              notional amount multiplied by EUR-EURIBOR-Telerate.

 82,600,000  EUR   7/14/2011  Interest Rate Swap Agreement with JPMorgan Chase Bank             4,737,958
                              dated 10/26/2006 to pay July 14, 2011 [ (FRCPxtob End
                              Index/FRCPxtob Start Index)-1}*Notion and to receive
                              July 14, 2011 {[ 1+2.26125%)^5]-1}*Notional.

  2,500,000  EUR  10/15/2016  Interest Rate Swap Agreement with JPMorgan Chase Bank               (74,004)
                              dated 10/02/2006 to pay October 15, 2016 [(FRCPxtob End
                              Index/FRCPxtob Start Index)-1}*Notional and to receive
                              October 15,2011 {[1+2.3525%)^5]-1}*Notional.

 16,200,000  GBP   3/18/2014  Interest Rate Swap Agreement with Goldman Sachs Bank,             1,985,979
                              dated 10/10/2008 to receive semi-annually the notional
                              amount multiplied by 5.000% and to pay semi-annually the
                              notional amount multiplied by the 6 month
                              GBP-LIBOR-BBA Rate.
                                                                                           ---------------
                                                                                              $(7,743,817)
                                                                                           ===============

Open credit default swap agreements buy protection at March 31, 2009 were as follows:


                                                                                                                  Unrealized
 Notional       Expiration                                                                   Upfront Premium     Appreciation /
  Amount+          Date                    Security Description                   Value      Paid / (Received)   (Depreciation)
-------------   ----------   ------------------------------------------------   ----------   -----------------   --------------
2,000,000 USD    9/20/2009   Agreement with JPMorgan Chase Bank N.A., dated     $   26,271             $--          $26,271.00
                             07/17/2008 to receive  the notional amount
                             multiplied by 3.250% and to pay par in the
                             event of default of underlying entities of the
                             Qwest Capital Funding, Inc.

5,000,000 USD    6/20/2013   Agreement with JPMorgan Chase Bank N.A., dated        368,176              --             368,176
                             08/06/2008 to pay the notional amount
                             multiplied by 1.170% and to receive par in the
                             event of default of underlying sovereign
                             entities of the Lexmark International, Inc.

1,100,000 USD   12/20/2013   Agreement with JPMorgan Chase Bank, N.A., dated       434,642              --             434,642
                             04/28/2008 to pay quarterly the notional amount
                             multiplied by 1.530% and to receive par in
                             event of default entities of International
                             Lease Finance Corp.

6,200,000 USD   12/20/2013   Agreement with Citibank,  N.A., New York, dated       (34,185)             --             (34,185)
                             01/13/2009 to pay quarterly the notional amount
                             multiplied by 3.650% and to receive par in
                             event of default of entities of Echostar DBS
                             Corp.

  700,000 USD    6/20/2019   Agreement with Deutsche Bank AG, dated                  1,016              --               1,016
                             03/27/2009 to pay quarterly the notional amount
                             multiplied by 2.150% and to receive par in
                             event of default of entities of Time Warner
                             Cable, Inc.

4,000,000 USD    6/20/2019   Agreement with Goldman Sachs International,           (24,893)             --             (24,893)
                             dated 03/24/2009 to pay quarterly the notional
                             amount multiplied by 2.250% and to receive par
                             in event of default of entities of Time Warner
                             Cable, Inc.

2,000,000 USD    6/20/2014   Agreement with Citibank,  N.A., NewYork, dated             --              --                  --
                             04/01/2009 to pay quarterly the notional amount
                             multiplied by 2.200% and to receive par in
                             event of default of entities of The Black and
                             Decker Corp.

  200,000 USD    6/20/2015   Agreement with JPMorgan Chase Bank, N.A., dated        26,674              --              26,674
                             04/28/2008 to pay quarterly the notional amount
                             multiplied by 0.960% and to receive par in
                             event of default entities of Constellation
                             Energy Group, Inc.

1,000,000 USD    6/20/2015   Agreement with Citibank, N.A., New York, dated        104,423              --             104,423
                             01/15/2008 to pay quarterly the notional amount
                             multiplied by 0.960% and to receive par in
                             event of default entities of Exelon Corp.

9,000,000 USD    6/20/2015   Agreement with Citibank, N.A., New York., dated     1,026,907              --           1,026,907
                             05/13/2008 to pay quarterly the notional amount
                             multiplied by 1.200% and to receive par in
                             event of default entities of Morgan Stanley
                             Capital Services, Inc.

2,000,000 USD   12/20/2016   Agreement with Bank of America, N.A., dated           117,465              --             117,465
                             01/16/2008 to receive quarterly the notional
                             amount multiplied by 0.795% and to pay par in
                             the event of default of The Western Union Co.

1,000,000 USD    3/20/2017   Agreement with Bank of America, N.A., dated            71,447              --              71,447
                             04/29/2008 to pay quarterly the notional amount
                             multiplied by 1.320% and to receive par in
                             event of default entities of Southwest Airlines
                             Co.

3,800,000 EUR    3/20/2014   Agreement with Citibank, N.A., New York., Inc.         34,508              --              34,508
                             dated 12/22/2008 to pay quarterly the notional
                             amount multiplied by 2.150% and to receive par
                             in event of default of underlying entities of
                             USB AG.

7,000,000 EUR    3/20/2014   Agreement with JPMorgan Chase Bank, N.A., dated        35,523              --              35,523
                             01/22/2009 to pay quarterly the notional amount
                             multiplied by 2.200% and to receive par in
                             event of default entities UBS AG.

                                                                                ----------             ---          ----------
                                                                                $2,187,974             $--          $2,187,974
                                                                                ==========             ===          ==========

+ The maximium potential amount of future undiscounted payments that the Portfolio could be required to make under a credit default swap contract would be the notional amount of the contract. These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement purchased protection credit default swap contracts entered into by the Portfolio for the same referenced debt obligation.

BRL - Brazilian Real
EUR - Euro Dollar
GBP - British Pound
USD - United States Dollar

HE - Home Equity
HY - High Yield
IG - Investment Grade
NA - North America

FAS 157 VALUATION DISCLOSURE
----------------------------

The Portfolio adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157), effective with the beginning of the Portfolio's fiscal year. FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements. Management has evaluated the application of FAS 157 to the Portfolio and has determined that the adoption of FAS 157 does not have a material impact on the Portfolio's financial statements. The three levels of the hierarchy under FAS 157 are described below:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio's net assets as of March 31, 2009:

                                              FORWARD                OTHER
                          INVESTMENTS IN       SALES         FINANCIAL INSTRUMENTS*
VALUATION INPUTS            SECURITIES      COMMITMENTS       ASSETS      LIABILITIES
-----------------------   --------------   -------------   -----------   ------------
LEVEL 1 - QUOTED PRICES   $1,561,611,215              $0   $15,684,908            $0
LEVEL 2 - OTHER            1,186,766,670   (115,757,515)     1,455,960    (8,376,471)
SIGNIFICANT OBSERVABLE
   INPUTS
LEVEL 3 - SIGNIFICANT                  0               0             0             0
   UNOBSERVABLE INPUTS
                          --------------   -------------   -----------   -----------
TOTAL                     $2,745,377,885   $(115,757,515)  $17,140,868   $(8,376,471)

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument.

MET INVESTORS SERIES TRUST
PIMCO TOTAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited)
March 31, 2009
(Percentage of Net Assets)

                                                                                                   PAR
SECURITY DESCRIPTION                                                                              AMOUNT             VALUE
-------------------------------------------------------------------------------------------   ---------------   ---------------
MUNICIPALS -- 3.1%
Badger Tobacco Asset Securitization Corp.
   6.125%, due 06/01/27                                                                       $       245,000   $       262,934
   6.375%, due 06/01/32                                                                               360,000           400,392
Buckeye Tobacco Settlement Financing Authority 5.875%, due 06/01/47                                 4,600,000         2,527,194
Chicago Transit Authority
Pension Funding, Series A
   6.300%, due 12/01/21                                                                               400,000           412,952
   6.899%, due 12/01/40                                                                             7,300,000         7,289,853
Retiree Health, Series B
   6.300%, due 12/01/21                                                                               700,000           722,666
   6.899%, due 12/01/40                                                                             7,200,000         7,189,992
Clark County NV, Refunding 4.750%, due 06/01/30                                                     5,500,000         4,819,705
Dallas, Texas Area Rapid Transit 5.000%, due 12/01/36 (AMBAC)                                      19,500,000        19,469,580
Golden State Tobacco Securitization Corp., Series A-1 5.000%, due 06/01/33                         10,000,000         5,890,800
Houston, Texas Utilities System, Series A 5.000%, due 11/15/36                                      2,700,000         2,560,572
Illinois Finance Authority, Peoples Gas Light & Coke 5.000%, due 02/01/33 (AMBAC)                   7,410,000         6,986,370
Los Angeles Community College District, Election 2001, Series A 5.000%, due 08/01/32 (FGIC)         4,300,000         4,062,167
Los Angeles Department of Water & Power, Systems, Subser A-2 5.000%, due 07/01/44 (AMBAC)           8,600,000         7,995,936
Los Angeles Unified School District, Refunding, Series A 4.500%, due 07/01/25 - 01/01/28            8,700,000         7,843,649
NY City Municipal Water Finance Authority Water & Sewer Revenue, Series CC 5.000%,
   due 06/15/34                                                                                    21,800,000        21,249,550
Palomar Community College District, Series A 4.750%, due 05/01/32                                     300,000           274,785
State of California General Obligation Unlimited Refunding
   4.500%, due 08/01/28(AMBAC)                                                                      1,000,000           839,450
   5.000%, due 06/01/37                                                                             3,500,000         3,015,565
State of Texas Transportation Commission Mobility Funding, Series A 4.750%, due 04/01/35            4,800,000         4,579,488
State of Texas Transportation Commission Revenue, First Tier, Series A 4.750%, due 04/01/24        10,000,000        10,275,400
Tobacco Settlement Financing Corp.
   5.000%, due 06/01/41                                                                               900,000           467,604
   7.467%, due 06/01/47                                                                             8,280,000         4,470,372
Tobacco Settlement Funding Corp.
   5.875%, due 05/15/39                                                                             2,000,000         1,255,040
   6.250%, due 06/01/42                                                                             1,300,000           847,288
University of Arkansas, Various Facility Fayetteville Campus 5.000%, due 11/01/31 (AMBAC)           1,300,000         1,258,920
University of California, Ltd. Project, Series D 5.000%, due 05/15/37 (FSA)                         2,700,000         2,585,925
                                                                                                                ---------------
Total Municipals (Cost $137,434,035)                                                                                129,554,149
                                                                                                                ---------------
ASSET-BACKED SECURITIES -- 10.7%
Adjustable Rate Mortgage Trust
   4.584%, due 05/25/35 (a)                                                                         2,892,443         2,296,717
   5.385%, due 11/25/35 (a)                                                                         1,400,077           880,468
American Home Mortgage Assets 2.553%, due 11/25/46 (a)                                              7,087,435         2,103,772
American Home Mortgage Investment Trust 4.390%, due 02/25/45 (a)                                    4,195,012         2,331,095
Asset Backed Funding Certificates
   0.872%, due 06/25/34 (a)                                                                         4,350,587         2,172,158
   0.582%, due 01/25/37 (a)                                                                         1,048,148           891,790
Asset Backed Securities Corp. 0.602%, due 05/25/37 (a)                                                874,184           628,137
Aurum CLO, Ltd. 1.524%, due 04/15/14 (144A) (a)(b)(c)                                               7,255,351         6,340,398
Banc of America Commercial Mortgage, Inc. 5.451%, due 01/15/49                                      8,400,000         6,207,982
Banc of America Funding Corp.
   4.110%, due 05/25/35 (a)                                                                         7,011,534         5,048,943
   4.606%, due 02/20/36 (a)                                                                        15,049,676         9,961,618

MET INVESTORS SERIES TRUST
PIMCO TOTAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2009
(Percentage of Net Assets)

   6.106%, due 01/20/47 (a)                                                                   $       860,445   $       405,712
Banc of America Mortgage Securities, Inc.
   0.972%, due 01/25/34 (a)                                                                         1,279,340         1,229,063
   5.000%, due 05/25/34                                                                             2,744,294         2,462,660
Bank of America Commercial Mortgage, Inc. 4.890%, due 04/11/37                                        292,749           291,759
BCAP LLC Trust 0.692%, due 01/25/37 (a)                                                             5,502,458         2,108,876
Bear Stearns Adjustable Rate Mortgage Trust
   5.320%, due 02/25/33 (a)                                                                            65,598            57,580
   2.650%, due 08/25/35 (a)                                                                           101,974            71,398
   4.550%, due 08/25/35 (a)                                                                         2,992,304         2,095,401
   4.750%, due 10/25/35 (a)                                                                         4,109,880         3,876,267
Bear Stearns ALT-A Trust
   1.362%, due 11/25/34 (a)                                                                         1,945,326           319,497
   5.364%, due 05/25/35                                                                             3,758,988         2,028,576
   5.491%, due 09/25/35 (a)                                                                         2,909,288         1,439,532
   5.718%, due 11/25/36 (a)                                                                         4,993,911         2,310,004
   5.721%, due 11/25/36 (a)                                                                         8,777,088         4,032,092
Bear Stearns Asset Backed Securities Trust
   0.922%, due 10/27/32 (a)                                                                            56,221            35,440
   1.022%, due 06/25/35 (a)                                                                            90,638            83,307
   1.522%, due 10/25/37 (a)                                                                         9,670,740         6,248,872
Bear Stearns Commercial Mortgage Securities, Inc.
   5.060%, due 11/15/16                                                                                49,304            49,028
   5.331%, due 02/11/44                                                                               400,000           292,767
   5.471%, due 01/12/45                                                                             1,100,000           823,342
   5.700%, due 06/11/50                                                                             6,400,000         4,872,629
Bear Stearns Mortgage Funding Trust 0.592%, due 02/25/37 (a)                                        5,886,921         5,169,313
Bear Stearns Structured Products, Inc.
   5.653%, due 01/26/36 (a)                                                                         3,026,149         1,916,151
   5.733%, due 12/26/46 (a)                                                                         2,143,313         1,235,385
Carrington Mortgage Loan Trust 0.842%, due 10/25/35 (a)                                             1,819,353         1,573,739
Cendant Mortgage Corp. 5.987%, due 07/25/43 (144A) (a)(b)                                             162,575           154,870
Chase Issuance Trust 1.206%, due 11/15/11 (a)                                                      48,800,000        48,193,660
Chevy Chase Mortgage Funding Corp.
   0.772%, due 08/25/35 (144A)(a)(b)                                                                  147,523            95,922
   0.652%, due 05/25/48 (144A)(a)(b)                                                                5,932,947         2,151,061
Citibank Omni Master Trust 1.623%, due 12/23/13 (144A) (a)(b)                                       4,700,000         4,260,437
Citigroup Mortgage Loan Trust, Inc.
   4.050%, due 08/25/35 (a)                                                                        10,194,415         6,631,654
   4.248%, due 08/25/35 (a)                                                                         3,538,375         2,267,985
   4.700%, due 12/25/35 (a)                                                                        16,370,128        12,290,686
   0.582%, due 01/25/37-07/25/45 (a)                                                                2,100,439         1,544,789
Commercial Mortgage Pass Through Certificates 5.306%, due 12/10/46                                  1,900,000         1,333,767
Countrywide Alternative Loan Trust
   4.478%, due 05/25/35 (144A)(a)(d)                                                               10,703,606           521,990
   0.755%, due 03/20/46 (a)                                                                           391,326           142,313
Countrywide Asset-Backed Certificates 0.602%, due 06/25/37 (a)                                        973,322           869,380
Countrywide Home Loans
   5.750%, due 05/25/33                                                                               210,820           207,971
   0.842%, due 03/25/35 (a)                                                                         1,936,321           813,873
   0.812%, due 04/25/35 (a)                                                                           212,646            88,779
   0.862%, due 06/25/35 (144A)(a)(b)                                                                9,359,561         5,520,332
   5.783%, due 09/20/36 (a)                                                                        10,178,022         3,774,095
Credit Suisse First Boston Mortgage Securities Corp.
   3.202%, due 03/25/32 (144A)(a)(b)                                                                  251,472           190,831
   6.500%, due 04/25/33                                                                               206,701           174,505
   6.000%, due 11/25/35                                                                             5,193,542         4,343,442
Credit Suisse Mortgage Capital Certificates

MET INVESTORS SERIES TRUST
PIMCO TOTAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2009
(Percentage of Net Assets)

   5.658%, due 03/15/39 (a)                                                                   $       400,000   $       326,312
   5.467%, due 09/15/39                                                                            22,300,000        14,811,450
Daimler Chrysler Auto Trust
   1.463%, due 07/08/11 (a)                                                                         9,705,109         9,556,303
   2.013%, due 09/10/12 (a)                                                                         4,600,000         4,141,741
Deutsche Alt-A Securities, Inc. 0.612%, due 08/25/37 (a)                                              730,094           517,845
DSLA Mortgage Loan Trust 3.853%, due 07/19/44 (a)                                                   1,802,998         1,225,088
First Horizon Alternative Mortgage Securities
   5.362%, due 08/25/35 (a)                                                                           647,504           460,351
   4.178%, due 01/25/36 (144A)(a)(d)                                                              104,679,707         9,481,689
GMAC Mortgage Corp. 5.940%, due 07/01/13 (c)                                                           19,007            18,842
GMAC Mortgage Corp. Loan Trust 5.500%, due 09/25/34                                                 2,430,594         2,314,317
Green Tree Financial Corp. 6.220%, due 03/01/30                                                       144,779           106,049
Greenpoint Mortgage Funding Trust
   0.742%, due 06/25/45 (a)                                                                           167,070            71,281
   0.602%, due 01/25/47 (a)                                                                           326,273           279,361
Greenwich Capital Commercial Funding Corp.
   5.444%, due 03/10/39                                                                             9,800,000         7,089,536
   4.799%, due 08/10/42                                                                               100,000            74,634
GS Mortgage Loan Trust 4.541%, due 09/25/35 (a)                                                       248,534           184,171
GS Mortgage Securities Corp. II
   0.608%, due 03/06/20 (144A)(a)(b)                                                                5,512,243         3,860,962
   5.993%, due 08/10/45 (a)                                                                         2,600,000         1,782,718
GSR Mortgage Loan Trust
   6.000%, due 03/25/32                                                                                 2,156             2,022
   5.500%, due 11/25/35                                                                                10,982            10,945
   5.038%, due 04/25/36 (a)                                                                         5,899,129         3,142,758
Harborview Mortgage Loan Trust
   0.776%, due 05/19/35 (a)                                                                         2,285,373           842,967
   0.646%, due 01/19/38 (a)                                                                           136,397           122,890
   0.746%, due 01/19/38 (a)                                                                           365,984           130,225
HFC Home Equity Loan Asset Backed Certificates 1.345%, due 11/20/36 (a)                               983,655           878,919
Indymac ARM Trust
   4.442%, due 01/25/32 (a)                                                                            50,665            33,249
   4.446%, due 01/25/32 (a)                                                                             1,683             1,683
Indymac Index Mortgage Loan Trust
   5.013%, due 12/25/34 (a)                                                                           405,098           280,856
   0.612%, due 11/25/46 (a)                                                                           196,242           180,904
Indymac Residential Asset Backed Trust 0.602%, due 07/25/37 (a)                                       953,689           818,284
JPMorgan Chase Commercial Mortgage Securities
   5.420%, due 01/15/49                                                                               400,000           271,570
   6.007%, due 06/15/49 (a)                                                                           100,000            77,000
   5.882%, due 02/15/51 (a)                                                                           900,000           639,128
JPMorgan Mortgage Trust
   5.018%, due 02/25/35 (a)                                                                         2,752,579         2,187,297
   4.769%, due 07/25/35 (a)                                                                        12,880,997         9,771,721
Lehman Brothers-UBS Commercial Mortgage Trust 5.866%, due 09/15/45 (a)                             15,200,000        10,694,790
Master Alternative Loans Trust 0.922%, due 03/25/36 (a)                                             1,418,817           537,616
Master Asset Securitization Trust 4.500%, due 03/25/18                                              1,855,026         1,822,265
Merrill Lynch Commercial Mortgage Pass-Through Certificates 2.986%, due 07/09/09 (144A) (b)        13,300,000         9,426,065
Merrill Lynch First Franklin Mortgage Loan Trust 0.582%, due 07/25/37 (a)                             929,513           817,953
Merrill Lynch Mortgage Investments, Inc.
   1.522%, due 10/25/35 (a)                                                                           446,606           300,924
   4.250%, due 10/25/35 (a)                                                                         1,881,786         1,516,796
   0.772%, due 11/25/35 (a)                                                                           359,459           216,625
   0.732%, due 02/25/36 (a)                                                                         2,184,377         1,212,049
Merrill Lynch Mortgage Investors Trust

MET INVESTORS SERIES TRUST
PIMCO TOTAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2009
(Percentage of Net Assets)

   4.863%, due 12/25/32                                                                       $       166,160   $       165,556
   0.592%, due 08/25/36 (a)                                                                         1,091,519         1,028,825
Merrill Lynch/Countrywide Commercial Mortgage Trust
   6.156%, due 08/12/49 (a)                                                                        11,800,000         7,798,488
   5.485%, due 03/12/51                                                                             2,200,000         1,268,751
Mid-State Trust 7.791%, due 03/15/38                                                                  213,773           172,382
MLCC Mortgage Investors, Inc. 1.316%, due 03/15/25 (a)                                                 50,000            28,430
Morgan Stanley ABS Capital I
   0.617%, due 10/15/20 (144A)(a)(b)                                                                1,147,207           846,536
   0.582%, due 05/25/37 (a)                                                                         4,554,472         3,719,075
Morgan Stanley Capital I
   6.077%, due 06/11/49 (a)                                                                         3,600,000         2,602,616
   5.809%, due 12/12/49                                                                               200,000           139,782
Option One Mortgage Loan Trust
   0.842%, due 08/25/33 (a)                                                                            37,513            20,801
   0.582%, due 07/25/37 (a)                                                                         1,663,511         1,369,069
Popular ABS Mortgage Pass-Through Trust 0.612%, due 06/25/47 (a)                                    2,964,068         2,249,595
Renaissance Home Equity Loan Trust 0.962%, due 08/25/33 (a)                                           306,637           180,194
Residential Accredit Loans, Inc.
   0.922%, due 03/25/33 (a)                                                                         1,599,529         1,447,917
   6.000%, due 06/25/36                                                                             5,475,133         2,356,515
   0.702%, due 06/25/46 (a)                                                                         3,314,357         1,271,035
Residential Asset Securities Corp. 0.632%, due 04/25/37 (a)                                         2,405,477         2,149,740
Residential Asset Securitization Trust 0.922%, due 05/25/33 - 01/25/46 (a)                          4,598,963         2,636,190
Residential Funding Mortgage Securities I 0.872%, due 06/25/18 (a)                                    672,674           669,847
Residential Funding Mortgage Securities II 0.642%, due 05/25/37 (a)                                   714,654           687,669
Sequoia Mortgage Trust 0.895%, due 07/20/33 (a)                                                       757,240           575,888
SLC Student Loan Trust 1.214%, due 02/15/15 (a)                                                       641,592           639,546
SLM Student Loan Trust
   1.209%, due 10/25/16-01/25/19 (a)                                                               26,599,168        26,439,201
   1.609%, due 01/25/17 (a)                                                                         3,000,000         2,856,313
   1.199%, due 04/25/17 (a)                                                                         6,907,187         6,823,159
   1.149%, due 07/25/17 (a)                                                                         1,668,371         1,665,866
   1.289%, due 01/25/19 (a)                                                                        12,700,584        12,167,157
Small Business Administration Participation Certificates 6.220%, due 12/01/28                      11,300,000        12,152,192
Soundview Home Equity Loan Trust 0.602%, due 06/25/37 (a)                                             163,646           123,257
Sovereign Commercial Mortgage Securities Trust 5.780%, due 07/22/30 (144A) (a)(b)                   1,400,000         1,151,739
Structured Adjustable Rate Mortgage Loan Trust
   5.350%, due 01/25/35 (a)                                                                         5,239,680         2,869,728
   5.529%, due 08/25/35 (a)                                                                           414,086           218,090
Structured Asset Mortgage Investments, Inc.
   0.806%, due 07/19/35 (a)                                                                         2,540,810         1,629,908
   0.752%, due 05/25/45 (a)                                                                         2,398,850           974,245
Structured Asset Securities Corp.
   5.000%, due 12/25/34                                                                             1,090,007         1,029,451
   4.863%, due 10/25/35 (144A)(a)(b)                                                                  189,673           112,338
Wachovia Asset Securitization, Inc. 0.782%, due 06/25/33 (a)                                           56,252            20,177
Wachovia Bank Commercial Mortgage Trust
   0.541%, due 09/15/21 (144A)(a)(b)                                                                3,390,931         2,339,106
   5.342%, due 12/15/43                                                                            16,700,000        10,474,070
   5.509%, due 04/15/47                                                                             1,300,000           819,953
Washington Mutual, Inc.
   1.062%, due 12/25/27 (a)                                                                         4,030,444         2,849,427
   3.705%, due 02/27/34 (a)                                                                           693,802           554,525
   3.789%, due 06/25/34 (a)                                                                        22,700,000        22,285,945
   3.033%, due 06/25/42-08/25/42 (a)                                                                  700,109           510,549
Wells Fargo Mortgage Backed Securities Trust
   4.652%, due 09/25/33 (a)                                                                         4,376,770         3,686,732

MET INVESTORS SERIES TRUST
PIMCO TOTAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2009
(Percentage of Net Assets)

   4.950%, due 03/25/36                                                                       $    14,358,423   $     9,065,221
   5.240%, due 04/25/36                                                                            12,136,897         7,312,513
   5.775%, due 04/25/36 (a)                                                                         2,906,090           902,077
   5.510%, due 08/25/36 (a)                                                                         5,752,260         3,979,753
                                                                                                                ---------------
Total Asset-Backed Securities (Cost $581,525,782)                                                                   450,741,100
                                                                                                                ---------------
DOMESTIC BONDS & DEBT SECURITIES -- 33.4%
AUTOMOBILES -- 0.0%
Daimler North America Holdings Corp. 7.200%, due 09/01/09                                             255,000           256,112
General Motors Corp. 8.375%, due 07/05/33 (e)                                                       6,800,000         1,713,258
                                                                                                                ---------------
                                                                                                                      1,969,370
                                                                                                                ---------------
BUILDING PRODUCTS -- 0.1%
C10 Capital, Ltd. 6.722%, due 12/18/49                                                              6,800,000         2,384,746
                                                                                                                ---------------
CAPITAL MARKETS -- 3.4%
Goldman Sachs Group, Inc. (The)
   1.416%, due 02/06/12 (a)                                                                        15,400,000        13,320,338
   5.700%, due 09/01/12                                                                                55,000            53,404
   6.250%, due 09/01/17                                                                            14,200,000        13,179,744
   6.150%, due 04/01/18                                                                             1,800,000         1,646,901
   6.750%, due 10/01/37                                                                            13,500,000         9,152,771
Lehman Brothers Holdings, Inc.
   2.851%, due 12/23/08 (a)(f)                                                                     12,500,000         1,562,500
   5.625%, due 01/24/13 (f)                                                                        32,500,000         4,062,500
   6.750%, due 12/28/17 (f)                                                                        14,800,000             1,480
   6.875%, due 05/02/18 (f)                                                                         3,900,000           487,500
Merrill Lynch & Co., Inc.
   1.544%, due 09/09/09 (a)                                                                         4,300,000         4,193,665
   1.359%, due 07/25/11 (a)                                                                         3,400,000         2,842,352
   1.501%, due 06/05/12 (a)                                                                        11,800,000         9,169,674
   6.050%, due 08/15/12                                                                            11,500,000         9,874,831
   6.400%, due 08/28/17                                                                             3,100,000         2,227,245
   6.875%, due 04/25/18                                                                            23,400,000        18,329,501
Morgan Stanley
   0.540%, due 04/19/12 (a)                                                                           800,000           640,000
   1.593%, due 10/18/16 (a)                                                                         3,900,000         2,619,123
   5.950%, due 12/28/17                                                                            48,200,000        43,857,228
Morgan Stanley Dean Witter Capital 4.920%, due 03/12/35                                               495,000           444,367
Small Business Administration
   7.449%, due 08/01/10                                                                               138,296           142,269
   6.353%, due 03/01/11                                                                                25,664            26,741
   5.471%, due 03/10/18                                                                             4,205,215         4,320,526
   5.500%, due 10/01/18                                                                               101,410           106,598
                                                                                                                ---------------
                                                                                                                    142,261,258
                                                                                                                ---------------
CHEMICALS -- 0.7%
Dow Chemical Co. 7.375%, due 11/01/29                                                                 185,000           119,513
ICI Wilmington, Inc. 5.625%, due 12/01/13                                                             340,000           326,915
NGPL PipeCo LLC
   7.119%, due 12/15/17 (144A)(b)                                                                  16,400,000        15,060,809
   7.768%, due 12/15/37 (144A)(b)                                                                   6,700,000         5,857,837
Rohm & Haas Co. 6.000%, due 09/15/17                                                                8,500,000         7,072,365
                                                                                                                ---------------
                                                                                                                     28,437,439
                                                                                                                ---------------
COMMERCIAL & PROFESSIONAL SERVICES -- 0.1%
Allied Waste North America, Inc. 7.250%, due 03/15/15                                                 300,000           283,834
C8 Capital SPV, Ltd. 6.640%, due 12/31/49 (144A) (b)                                                2,100,000           736,062

MET INVESTORS SERIES TRUST
PIMCO TOTAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2009
(Percentage of Net Assets)

RR Donnelley & Sons Co. 4.950%, due 04/01/14                                                  $     6,200,000   $     4,656,814
                                                                                                                ---------------
                                                                                                                      5,676,710
                                                                                                                ---------------
COMMERCIAL BANKS -- 6.4%
ABN AMRO N.A. Holding Capital 6.523%, due 12/29/49 (144A) (b)                                         345,000           140,027
ANZ National International, Ltd. 6.200%, due 07/19/13 (144A) (b)                                    8,000,000         7,721,264
Barclays Bank Plc
   5.450%, due 09/12/12                                                                            39,300,000        39,819,939
   6.050%, due 12/04/17 (144A)(b)                                                                  59,400,000        46,786,232
   7.434%, due 09/29/49 (144A)(b)                                                                   6,700,000         2,786,664
   7.700%, due 12/31/49 (144A)(b)                                                                  22,600,000         9,943,977
Credit Agricole S.A. London 1.256%, due 05/28/09 (144A) (a)(b)                                     18,100,000        18,067,764
Deutsche Bank AG London 6.000%, due 09/01/17                                                       26,200,000        25,356,491
Fleet Boston Financial Corp. 7.375%, due 12/01/09                                                      70,000            68,396
HSBC Capital Funding LP
   1.000%, due 12/29/49 (144A)(b)                                                                     585,000           246,655
   9.547%, due 12/31/49 (144A)(b)                                                                     350,000           238,889
ICICI Bank, Ltd. 1.894%, due 01/12/10 (144A) (a)(b)                                                 3,000,000         2,701,005
JPMorgan Chase Bank N.A.
   1.656%, due 06/13/16 (a)                                                                         5,300,000         3,631,571
   6.000%, due 10/01/17                                                                            23,600,000        22,157,969
KeyBank N.A. 3.511%, due 06/02/10 (144A) (a)(b)                                                    11,300,000        10,896,635
Popular N.A., Inc. 4.700%, due 06/30/09                                                                50,000            49,489
Rabobank Capital Fund Trust III 5.254%, due 12/29/49 (144A) (b)                                       370,000           166,712
RBS Capital Trust II 6.425%, due 12/29/49 (a)                                                         120,000            51,689
RBS Capital Trust III 5.512%, due 09/29/49 (a)                                                        815,000           326,310
Royal Bank of Scotland Group Plc
   7.640%, due 03/31/49                                                                            14,500,000         3,265,066
   6.990%, due 10/29/49 (144A)(b)                                                                   2,000,000           881,070
UBS AG 5.875%, due 12/20/17                                                                        21,700,000        18,694,420
USB Capital IX 6.189%, due 04/15/49 (a)                                                             8,125,000         3,210,537
Wachovia Bank N.A. 1.650%, due 03/15/16 (a)                                                         6,000,000         3,594,912
Wachovia Corp. 1.224%, due 10/15/11 (a)                                                            14,900,000        13,218,565
Wells Fargo Bank  N.A. 7.550%, due 06/21/10                                                        11,175,000        11,256,756
Wells Fargo Co. 7.980%, due TBA (g)                                                                50,400,000        23,716,476
Westpac Capital Trust III 5.819%, due 12/29/49 (144A) (b)                                              80,000            30,830
Westpac Capital Trust IV 5.256%, due 12/29/49 (144A) (b)                                              165,000            58,635
                                                                                                                ---------------
                                                                                                                    269,084,945
                                                                                                                ---------------
COMPUTERS & PERIPHERALS -- 0.5%
International Business Machines Corp. 5.700%, due 09/14/17                                         19,300,000        20,025,757
                                                                                                                ---------------
CONSUMER FINANCE -- 2.8%
American Express Bank FSB S.A.
   0.584%, due 06/12/09 (a)                                                                        18,100,000        17,885,334
   5.500%, due 04/16/13                                                                            16,700,000        14,416,125
   6.000%, due 09/13/17                                                                            34,000,000        28,662,816
American Express Centurion Bank 6.000%, due 09/13/17                                               34,000,000        28,662,816
Capital One Financial Corp. 6.750%, due 09/15/17                                                   10,600,000         8,857,296
Ford Motor Credit Co. LLC
   7.250%, due 10/25/11                                                                             1,300,000           926,030
   9.750%, due 09/15/10                                                                             4,100,000         3,373,882
   7.800%, due 06/01/12                                                                               800,000           542,521
General Motors Acceptance Corp. LLC
   2.488%, due 05/15/09 (a)                                                                         1,600,000         1,522,000
   7.250%, due 03/02/11                                                                             5,000,000         3,256,200
   5.375%, due 06/06/11 (e)                                                                         1,000,000           802,261
   6.625%, due 05/15/12                                                                            10,300,000         5,690,101

MET INVESTORS SERIES TRUST
PIMCO TOTAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2009
(Percentage of Net Assets)

   8.000%, due 11/01/31                                                                       $     7,700,000   $     4,399,064
                                                                                                                ---------------
                                                                                                                    118,996,446
                                                                                                                ---------------
DIVERSIFIED FINANCIAL SERVICES -- 6.3%
ANZ Capital Trust II 5.360%, due 12/29/49 (144A) (b)                                                  525,000           279,220
Bank of America Corp.
   5.650%, due 05/01/18                                                                            17,800,000        14,875,051
   8.000%, due 12/29/49 (a)                                                                        42,332,000        16,972,169
   8.125%, due 12/29/49 (a)                                                                        46,300,000        19,045,042
CIT Group, Inc.
   1.358%, due 08/17/09 (a)                                                                         2,000,000         1,787,206
   4.250%, due 02/01/10                                                                               696,000           596,725
   5.400%, due 03/07/13                                                                             8,400,000         5,243,473
Citigroup Capital XXI 8.300%, due 12/21/57                                                         23,900,000        11,524,747
Citigroup, Inc.
   5.625%, due 08/27/12                                                                             1,000,000           728,851
   5.500%, due 04/11/13                                                                            17,900,000        15,740,115
   6.125%, due 11/21/17-05/15/18                                                                   47,500,000        41,237,735
   5.875%, due 05/29/37                                                                             7,000,000         5,391,421
GATX Financial Corp. 5.800%, due 03/01/16                                                           5,000,000         4,128,635
General Electric Capital Corp.
   6.750%, due 03/15/32                                                                               165,000           134,146
   6.875%, due 01/10/39                                                                             6,500,000         5,316,006
   6.500%, due 09/15/67 (144A)(a)(b)(h)                                                            11,900,000         7,315,780
   6.375%, due 11/15/67                                                                             5,400,000         2,625,620
HSBC Finance Corp. 1.193%, due 10/21/09 (a)                                                        11,600,000        10,965,909
International Lease Finance Corp.
   3.500%, due 04/01/09                                                                             7,175,000         7,175,000
   4.375%, due 11/01/09                                                                             9,600,000         8,643,792
JPMorgan Chase & Co.
   4.550%, due 06/23/10                                                                            12,100,000        11,946,705
   6.950%, due 08/10/12                                                                             8,200,000         8,356,784
   6.400%, due 10/02/17                                                                            19,300,000        18,813,891
   6.000%, due 01/15/18                                                                            15,000,000        15,176,910
   7.250%, due 02/01/18                                                                             5,000,000         5,171,965
   7.900%, due 04/29/49 (a)                                                                         8,200,000         5,280,398
Pearson Dollar Finance Plc 5.700%, due 06/01/14 (144A) (b)                                         13,500,000        12,636,648
Santander Perpetual S.A. Unipersonal 6.671%, due 10/29/49 (144A) (b)                                7,400,000         4,075,520
SLM Corp. 1.591%, due 03/15/12 (a)                                                                  1,500,000           826,875
Teco Finance, Inc. 6.750%, due 05/01/15                                                             4,400,000         3,704,866
Trans Capital Investment, Ltd. 8.700%, due 08/07/18 (144A) (b)                                      2,800,000         2,439,679
                                                                                                                ---------------
                                                                                                                    268,156,884
                                                                                                                ---------------
DIVERSIFIED TELECOMMUNICATION SERVICES -- 0.8%
AT&T, Inc. 6.300%, due 01/15/38                                                                     6,400,000         5,637,184
CenturyTel, Inc. 6.000%, due 04/01/17                                                               5,000,000         4,181,295
Deutsche Telekom International Finance B.V. 8.750%, due 06/15/30                                       50,000            53,548
Embarq Corp. 7.995%, due 06/01/36                                                                   6,600,000         4,961,187
France Telecom S.A. 8.500%, due 03/01/31                                                              165,000           208,613
Qwest Capital Funding, Inc. 7.250%, due 02/15/11                                                    8,000,000         7,680,000
Qwest Corp. 8.875%, due 03/15/12                                                                    1,720,000         1,707,100
SBC Communications, Inc.
   4.125%, due 09/15/09                                                                             4,000,000         4,037,240
   5.100%, due 09/15/14                                                                               380,000           381,729
   5.625%, due 06/15/16                                                                               455,000           456,666
Sprint Capital Corp. 8.750%, due 03/15/32                                                           6,900,000         4,657,500
Verizon Global Funding Corp. 7.375%, due 09/01/12                                                     185,000           200,098
Verizon New York, Inc.

MET INVESTORS SERIES TRUST
PIMCO TOTAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2009
(Percentage of Net Assets)

   6.875%, due 04/01/12                                                                       $       325,000   $       333,107
   7.375%, due 04/01/32                                                                               155,000           144,195
                                                                                                                ---------------
                                                                                                                     34,639,462
                                                                                                                ---------------
ELECTRIC UTILITIES -- 1.1%
Arizona Public Service Co. 4.650%, due 05/15/15                                                       165,000           136,821
Consumers Energy Co. 5.000%, due 02/15/12                                                           2,500,000         2,489,773
Dominion Resources, Inc. 6.300%, due 03/15/33                                                         210,000           187,580
DTE Energy Co. 6.375%, due 04/15/33                                                                   260,000           182,824
Electricite de France
   5.500%, due 01/26/14 (144A)(b)                                                                   5,100,000         5,419,489
   6.500%, due 01/26/19 (144A)(b)                                                                   5,100,000         5,263,226
   6.950%, due 01/26/39 (144A)(b)                                                                   5,100,000         5,070,706
Enel Finance International S.A. 6.250%, due 09/15/17 (144A) (b)                                    10,550,000         9,574,821
Nisource Finance Corp.
   6.150%, due 03/01/13                                                                               475,000           415,216
   5.400%, due 07/15/14                                                                            10,000,000         8,012,840
   5.250%, due 09/15/17                                                                             7,500,000         5,599,515
Pepco Holdings, Inc.
   6.450%, due 08/15/12                                                                                90,000            90,117
   7.450%, due 08/15/32                                                                               180,000           152,247
Progress Energy, Inc.
   7.100%, due 03/01/11                                                                             1,600,000         1,659,446
   6.850%, due 04/15/12                                                                               650,000           674,926
                                                                                                                ---------------
                                                                                                                     44,929,547
                                                                                                                ---------------
ENERGY EQUIPMENT & SERVICES -- 0.0%
Transocean, Inc. 6.800%, due 03/15/38                                                               1,000,000           881,092
                                                                                                                ---------------
FOOD & STAPLES RETAILING -- 0.6%
CVS Caremark Corp. 1.561%, due 06/01/10 (a)                                                        17,200,000        16,579,321
Wal-Mart Stores, Inc. 5.800%, due 02/15/18                                                          6,600,000         7,228,036
                                                                                                                ---------------
                                                                                                                     23,807,357
                                                                                                                ---------------
FOOD PRODUCTS -- 0.6%
Kraft Foods, Inc.
   6.125%, due 02/01/18                                                                            23,500,000        23,592,872
   6.875%, due 02/01/38                                                                             2,100,000         2,068,658
                                                                                                                ---------------
                                                                                                                     25,661,530
                                                                                                                ---------------
HEALTH CARE EQUIPMENT & SUPPLIES -- 0.2%
Boston Scientific Corp. 6.000%, due 06/15/11                                                        5,000,000         4,875,000
Covidien International Finance S.A. 6.000%, due 10/15/17                                            5,000,000         5,079,540
                                                                                                                ---------------
                                                                                                                      9,954,540
                                                                                                                ---------------
HEALTH CARE PROVIDERS & SERVICES -- 0.4%
Prudential Holding LLC 8.695%, due 12/18/23 (144A) (b)                                                150,000           129,328
Quest Diagnostics, Inc. 5.450%, due 11/01/15                                                        5,000,000         4,731,060
UnitedHealth Group, Inc.
   6.000%, due 02/15/18                                                                            11,100,000        10,682,418
   6.875%, due 02/15/38                                                                             2,200,000         1,957,201
                                                                                                                ---------------
                                                                                                                     17,500,007
                                                                                                                ---------------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS -- 0.1%
NRG Energy, Inc. 7.250%, due 02/01/14                                                               5,500,000         5,183,750
PSEG Power LLC
   5.500%, due 12/01/15                                                                               420,000           386,638
   8.625%, due 04/15/31                                                                               245,000           246,917
                                                                                                                ---------------
                                                                                                                      5,817,305
                                                                                                                ---------------

MET INVESTORS SERIES TRUST
PIMCO TOTAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2009
(Percentage of Net Assets)

INSURANCE -- 0.7%
American General Finance Corp. 6.900%, due 12/15/17                                           $     4,000,000   $     1,403,512
American International Group, Inc. 5.850%, due 01/16/18                                            20,600,000         8,075,324
ASIF I 1.309%, due 07/26/10 (c)                                                                    10,000,000         8,004,360
CNA Financial Corp. 5.850%, due 12/15/14                                                            5,000,000         3,630,055
ING Capital Funding Trust III 8.439%, due 12/31/49 (a)                                                200,000            58,345
Liberty Mutual Group, Inc. 5.750%, due 03/15/14 (144A) (b)                                          5,750,000         4,437,723
Nationwide Financial Services, Inc.
   6.250%, due 11/15/11                                                                                55,000            51,747
   5.900%, due 07/01/12                                                                                60,000            54,704
Principal Life Income Funding Trusts 5.300%, due 04/24/13                                           3,400,000         3,126,307
                                                                                                                ---------------
                                                                                                                     28,842,077
                                                                                                                ---------------
IT SERVICES -- 0.2%
Western Union Co. (The) 5.930%, due 10/01/16                                                       10,000,000         9,284,190
                                                                                                                ---------------
MEDIA -- 0.9%
British Sky Broadcasting Group Plc 6.100%, due 02/15/18 (144A) (b)                                 15,000,000        13,073,925
Comcast Corp. 7.050%, due 03/15/33                                                                     75,000            69,894
Cox Communications, Inc. 4.625%, due 06/01/13                                                         430,000           391,399
News America Holdings, Inc.
   8.250%, due 08/10/18                                                                               110,000           105,992
   7.750%, due 01/20/24                                                                                25,000            21,997
Omnicom Group, Inc. 5.900%, due 04/15/16                                                            5,000,000         4,274,560
Time Warner Cos., Inc.
   5.875%, due 11/15/16                                                                             6,500,000         6,160,953
   9.150%, due 02/01/23                                                                               155,000           154,424
   8.375%, due 03/15/23                                                                               260,000           252,312
   7.625%, due 04/15/31                                                                               310,000           277,684
Viacom, Inc. 6.250%, due 04/30/16                                                                  15,000,000        13,187,220
                                                                                                                ---------------
                                                                                                                     37,970,360
                                                                                                                ---------------
METALS & MINING -- 0.2%
Vale Overseas, Ltd. 6.875%, due 11/21/36                                                            8,200,000         7,122,020
                                                                                                                ---------------
MULTILINE RETAIL -- 0.1%
Target Corp. 6.000%, due 01/15/18                                                                   5,000,000         5,030,255
                                                                                                                ---------------
OIL, GAS & CONSUMABLE FUELS -- 1.0%
Chesapeake Energy Corp.
   7.500%, due 06/15/14                                                                               500,000           453,750
   7.000%, due 08/15/14                                                                               800,000           708,000
Duke Capital LLC
   6.250%, due 02/15/13                                                                               375,000           375,347
   8.000%, due 10/01/19                                                                                55,000            55,405
El Paso Corp. 7.750%, due 01/15/32                                                                  2,715,000         2,036,350
Gaz Capital S.A.
   8.146%, due 04/11/18 (144A)(b)                                                                  12,400,000        10,230,000
   8.625%, due 04/28/34                                                                            23,300,000        21,086,500
Husky Energy, Inc. 6.150%, due 06/15/19                                                               215,000           184,752
Kinder Morgan Energy Partners
   7.400%, due 03/15/31                                                                               225,000           201,264
   7.750%, due 03/15/32                                                                               135,000           126,709
   7.300%, due 08/15/33                                                                                90,000            81,547
Magellan Midstream Partners 5.650%, due 10/15/16                                                      385,000           339,580
TransCanada Pipelines, Ltd. 7.625%, due 01/15/39                                                    2,500,000         2,479,217
Transcontinental Gas Pipe Line Corp. 8.875%, due 07/15/12                                              35,000            35,668
Valero Energy Corp. 7.500%, due 04/15/32                                                              225,000           176,917
Williams Cos., Inc.
   6.750%, due 04/15/09 (144A)(b)                                                                   1,000,000           997,515

MET INVESTORS SERIES TRUST
PIMCO TOTAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2009
(Percentage of Net Assets)

   6.375%, due 10/01/10 (144A)(b)                                                             $     2,900,000   $     2,854,537
   7.500%, due 01/15/31                                                                               800,000           633,479
                                                                                                                ---------------
                                                                                                                     43,056,537
                                                                                                                ---------------
PAPER & FOREST PRODUCTS -- 0.1%
International Paper Co.
   5.850%, due 10/30/12                                                                                28,000            23,781
   5.250%, due 04/01/16                                                                             6,500,000         4,287,939
                                                                                                                ---------------
                                                                                                                      4,311,720
                                                                                                                ---------------
PHARMACEUTICALS -- 2.8%
GlaxoSmithKline Capital, Inc.
   1.856%, due 05/13/10 (a)                                                                        49,400,000        49,512,632
   4.850%, due 05/15/13                                                                            49,400,000        51,443,530
Roche Holdings, Inc. 7.000%, due 03/01/39 (144A) (b)                                                8,000,000         8,398,232
Wyeth
   5.500%, due 03/15/13-02/15/16                                                                    7,500,000         7,697,815
   6.450%, due 02/01/24                                                                               160,000           163,591
                                                                                                                ---------------
                                                                                                                    117,215,800
                                                                                                                ---------------
REAL ESTATE INVESTMENT TRUSTS (REITS) -- 0.2%
HCP, Inc. 6.700%, due 01/30/18                                                                      7,500,000         5,066,070
Health Care Property Investors, Inc. 5.950%, due 09/15/11                                           4,100,000         3,515,192
                                                                                                                ---------------
                                                                                                                      8,581,262
                                                                                                                ---------------
ROAD & RAIL -- 0.4%
Con-way, Inc. 7.250%, due 01/15/18                                                                 10,000,000         7,771,310
CSX Corp. 6.250%, due 03/15/18                                                                     10,000,000         8,628,680
Norfolk Southern Corp.
   5.590%, due 05/17/25                                                                                60,000            52,699
   7.800%, due 05/15/27                                                                                 7,000             7,351
   5.640%, due 05/17/29                                                                               168,000           147,017
   7.250%, due 02/15/31                                                                                65,000            66,112
Union Pacific Corp. 6.625%, due 02/01/29                                                               50,000            47,496
                                                                                                                ---------------
                                                                                                                     16,720,665
                                                                                                                ---------------
SPECIALTY RETAIL -- 0.4%
Home Depot, Inc. 5.400%, due 03/01/16                                                               5,000,000         4,500,785
Limited Brands, Inc. 6.900%, due 07/15/17                                                          15,000,000        10,311,345
                                                                                                                ---------------
                                                                                                                     14,812,130
                                                                                                                ---------------
TOBACCO -- 0.1%
Philip Morris International, Inc. 6.375%, due 05/16/38                                              4,100,000         3,983,515
Reynolds American, Inc. 7.625%, due 06/01/16                                                        2,400,000         2,127,670
                                                                                                                ---------------
                                                                                                                      6,111,185
                                                                                                                ---------------
TRADING COMPANIES & DISTRIBUTORS -- 0.1%
GATX Corp. 6.000%, due 02/15/18                                                                     5,000,000         4,067,865
                                                                                                                ---------------
U.S. GOVERNMENT & AGENCY OBLIGATIONS -- 0.1%
Federal National Mortgage Assoc. 4.495%, due 10/09/19 (i)                                           8,800,000         4,600,394
                                                                                                                ---------------
WIRELESS TELECOMMUNICATION SERVICES -- 2.0%
AT&T Wireless Services, Inc.
   7.875%, due 03/01/11                                                                            70,415,000        75,272,297
   8.125%, due 05/01/12                                                                                 5,000             5,455
   8.750%, due 03/01/31                                                                               245,000           269,367
Cingular Wireless LLC 6.500%, due 12/15/11                                                            700,000           738,203

MET INVESTORS SERIES TRUST
PIMCO TOTAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2009
(Percentage of Net Assets)

Sprint Nextel Corp. 6.000%, due 12/01/16                                                      $    11,250,000   $     8,100,000
                                                                                                                ---------------
                                                                                                                     84,385,322
                                                                                                                ---------------
Total Domestic Bonds & Debt Securities (Cost $1,768,887,906)                                                      1,412,296,177
                                                                                                                ---------------
FOREIGN BONDS & DEBT SECURITIES -- 3.6%
ARUBA GUILDER -- 0.0%
UFJ Finance Aruba AEC 6.750%, due 07/15/13                                                            220,000           226,560
                                                                                                                ---------------
BRAZIL -- 2.3%
Brazil Notas do Tesouro Nacional, Series F 10.000%, due 01/01/17 (j)                                4,900,000        19,513,790
Federal Republic of Brazil
   10.000%, due 01/01/12 (j)                                                                       17,083,200        74,493,127
   10.250%, due 01/10/28 (j)                                                                        7,100,000         2,806,751
                                                                                                                ---------------
                                                                                                                     96,813,668
                                                                                                                ---------------
CAYMAN ISLANDS -- 0.1%
Hutchison Whampoa International, Ltd. 6.250%, due 01/24/14 (144A) (b)                                 245,000           248,232
Mizuho Finance 5.790%, due 04/15/14 (144A) (b)                                                        315,000           297,603
Petroleum Export, Ltd. 5.265%, due 06/15/11 (144A) (b)                                              2,722,324         2,315,843
                                                                                                                ---------------
                                                                                                                      2,861,678
                                                                                                                ---------------
DENMARK -- 0.7%
Nykredit Realkredit A.S. 5.000%, due 10/01/38 (a)(k)                                               49,652,650         8,273,694
Realkredit Danmark A.S. 5.000%, due 01/01/38 - 10/01/38 (a)(k)                                    122,224,442        20,283,317
                                                                                                                ---------------
                                                                                                                     28,557,011
                                                                                                                ---------------
FRANCE -- 0.0%
AXA S.A. 8.600%, due 12/15/30                                                                          60,000            42,393
France Telecom S.A. 8.500%, due 03/01/11                                                              400,000           428,588
                                                                                                                ---------------
                                                                                                                        470,981
                                                                                                                ---------------
LUXEMBOURG -- 0.0%
Telecom Italia Capital S.A. 4.000%, due 01/15/10                                                      510,000           502,335
                                                                                                                ---------------
NETHERLANDS -- 0.0%
Deutsche Telekom Finance 5.250%, due 07/22/13                                                         425,000           424,109
                                                                                                                ---------------
NORWAY -- 0.0%
Den Norske Bank 7.729%, due 06/29/49 (144A) (b)                                                       115,000            57,524
                                                                                                                ---------------
PANAMA -- 0.1%
Panama Government International Bond 9.375%, due 04/01/29                                           1,161,000         1,280,002
Republic of Panama 6.700%, due 01/26/36                                                             1,150,000         1,014,875
                                                                                                                ---------------
                                                                                                                      2,294,877
                                                                                                                ---------------
RUSSIA -- 0.0%
Morgan Stanley (Gazprom) 9.625%, due 03/01/13 (144A) (b)                                              130,000           123,663
                                                                                                                ---------------
SINGAPORE -- 0.0%
United Overseas Bank, Ltd. 5.375%, due 09/03/19 (144A) (b)                                            470,000           418,897
                                                                                                                ---------------
SOUTH AFRICA -- 0.0%
South Africa Government International Bond 5.875%, due 05/30/22                                       700,000           629,563
                                                                                                                ---------------
SOUTH KOREA -- 0.4%
Export-Import Bank of Korea 1.351%, due 06/01/09 (a)                                               16,200,000        16,176,445
Industrial Bank of Korea 4.000%, due 05/19/14 (144A) (b)                                              335,000           334,341
Korea Development Bank 1.565%, due 04/03/10 (a)                                                     1,600,000         1,555,802
Korea First Bank, Ltd. 7.267%, due 03/03/34 (144A) (d)                                                240,000           123,916
Woori Bank Korea 5.750%, due 03/13/14 (144A) (a)(b)                                                   305,000           249,061
                                                                                                                ---------------
                                                                                                                     18,439,565
                                                                                                                ---------------

MET INVESTORS SERIES TRUST
PIMCO TOTAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2009
(Percentage of Net Assets)

SWEDEN -- 0.0%
Skandinaviska Enskilda Banken 4.958%, due 03/29/49 (144A) (b)                                 $       415,000   $       155,763
Swedbank 9.000%, due 12/29/49 (144A) (b)                                                              180,000            59,407
                                                                                                                ---------------
                                                                                                                        215,170
                                                                                                                ---------------
UNITED KINGDOM -- 0.0%
British Telecom Plc 8.625%, due 12/15/10                                                              190,000           197,816
HBOS Capital Funding LP 6.071%, due 06/30/49 (144A) (b)                                                45,000            10,815
HBOS Plc 5.375%, due 12/29/49 (144A) (b)                                                              285,000           143,389
Standard Chartered Bank 8.000%, due 05/30/31 (144A) (b)                                               235,000           155,543
                                                                                                                ---------------
                                                                                                                        507,563
                                                                                                                ---------------
Total Foreign Bonds & Debt Securities (Cost $174,535,928)                                                           152,543,164
                                                                                                                ---------------
U.S. GOVERNMENT & AGENCY OBLIGATIONS -- 106.7%
Federal Home Loan Mortgage Corp.
   7.000%, due 09/01/10                                                                                 2,612             2,680
   6.500%, due 04/01/11-01/15/24                                                                      168,315           180,203
   6.000%, due 05/01/11-04/01/23                                                                    7,990,749         8,419,366
   5.500%, due 05/01/14-03/01/23                                                                    5,793,882         6,038,340
   5.000%, due 09/15/16-04/15/30                                                                   80,945,313        82,050,879
   1.875%, due 11/15/23 (a)                                                                         1,785,916         1,816,549
   5.232%, due 01/01/29 (a)                                                                         1,468,745         1,487,612
   4.332%, due 11/01/31 (a)                                                                            71,470            71,974
   3.500%, due 07/15/32                                                                               281,367           281,746
   5.488%, due 08/01/32 (a)                                                                           391,962           401,857
   0.806%, due 07/15/34 (a)                                                                           412,763           398,668
   4.446%, due 10/01/34 (a)                                                                           237,190           239,884
   4.359%, due 11/01/34 (a)                                                                           164,218           166,930
   4.372%, due 11/01/34 (a)                                                                           457,833           459,273
   4.393%, due 11/01/34 (a)                                                                           136,363           138,486
   4.486%, due 11/01/34 (a)                                                                           228,719           231,968
   4.352%, due 01/01/35 (a)                                                                           277,074           285,397
   4.402%, due 01/01/35 (a)                                                                         1,115,589         1,127,251
   4.335%, due 02/01/35 (a)                                                                           335,730           343,169
   4.354%, due 02/01/35 (a)                                                                           235,203           237,600
   4.420%, due 02/01/35 (a)                                                                           522,050           521,771
   4.424%, due 02/01/35 (a)                                                                           570,640           577,089
   4.496%, due 02/01/35 (a)                                                                           339,527           347,426
   4.508%, due 02/01/35 (a)                                                                           142,662           145,821
   5.131%, due 03/01/35 (a)                                                                         1,950,947         2,010,754
   4.116%, due 06/01/35 (a)                                                                         6,192,735         6,235,346
   4.330%, due 08/01/35 (a)                                                                         3,068,338         3,078,390
   4.904%, due 09/01/35 (a)                                                                         3,712,503         3,772,639
   5.294%, due 09/01/35 (a)                                                                         9,729,971         9,962,042
   5.937%, due 06/01/36                                                                            26,482,992        27,568,433
   5.641%, due 11/01/36                                                                             3,436,257         3,553,472
   5.638%, due 01/01/37                                                                             7,745,075         8,009,270
   5.000%, due TBA (g)                                                                             25,000,000        25,785,150
   5.500%, due TBA (g)                                                                            521,500,000       541,137,604
Federal National Mortgage Assoc.
   6.000%, due 09/01/16-02/01/39                                                                  418,924,966       438,307,394
   5.500%, due 04/01/09-09/01/38                                                                  285,712,562       297,419,194
   7.000%, due 04/01/11-05/01/11                                                                       12,488            12,861
   8.000%, due 11/01/13-10/01/25                                                                       17,277            18,402
   6.500%, due 12/01/13-10/01/17                                                                      723,140           759,329
   5.000%, due 02/01/18-08/01/37                                                                  372,813,164       386,014,707
   5.067%, due 10/01/28 (a)                                                                           278,806           281,864
   7.500%, due 09/01/30                                                                                 2,534             2,745

MET INVESTORS SERIES TRUST
PIMCO TOTAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2009
(Percentage of Net Assets)

   7.267%, due 02/01/31 (a)                                                                   $       684,500   $       713,615
   4.824%, due 09/01/31 (a)                                                                           155,882           156,932
   0.956%, due 09/18/31 (a)                                                                         1,220,576         1,187,824
   1.422%, due 04/25/32 (a)                                                                           529,785           530,523
   5.421%, due 07/01/32 (a)                                                                            60,353            61,986
   5.361%, due 09/01/32 (a)                                                                           638,222           655,510
   5.163%, due 11/01/32 (a)                                                                           300,527           308,424
   4.608%, due 03/01/33-11/01/34 (a)                                                                   48,726            49,828
   4.663%, due 06/01/33 (a)                                                                           236,382           238,892
   4.543%, due 07/01/33 (a)                                                                           163,936           164,513
   4.368%, due 04/01/34 (a)                                                                            65,470            66,184
   3.691%, due 05/01/34 (a)                                                                         2,604,646         2,612,062
   5.003%, due 09/01/34 (a)                                                                         5,876,277         6,048,613
   5.168%, due 09/01/34 (a)                                                                           364,956           364,633
   4.735%, due 10/01/34 (a)                                                                            81,311            82,941
   4.198%, due 11/01/34 (a)                                                                        11,395,386        11,576,225
   4.556%, due 11/01/34 (a)                                                                           644,114           656,495
   4.538%, due 12/01/34 (a)                                                                           296,269           302,198
   4.674%, due 12/01/34 (a)                                                                         3,179,315         3,244,807
   4.767%, due 12/01/34 (a)                                                                         9,442,427         9,563,640
   4.327%, due 01/01/35 (a)                                                                           118,023           119,666
   4.452%, due 01/01/35 (a)                                                                           382,670           391,130
   4.478%, due 01/01/35 (a)                                                                           354,223           361,956
   4.523%, due 01/01/35 (a)                                                                           406,682           415,164
   4.828%, due 01/01/35 (a)                                                                           797,902           809,559
   4.292%, due 02/01/35 (a)                                                                           211,997           216,642
   4.429%, due 02/01/35 (a)                                                                           941,127           938,922
   4.410%, due 03/01/35 (a)                                                                           355,564           363,419
   4.677%, due 04/01/35 (a)                                                                           544,311           551,646
   4.369%, due 05/01/35 (a)                                                                           499,797           510,355
   4.745%, due 05/01/35 (a)                                                                         2,629,580         2,635,341
   4.654%, due 05/25/35 (a)                                                                         6,892,061         7,084,715
   4.250%, due 08/01/35 (a)                                                                         3,858,199         3,929,257
   4.739%, due 08/01/35 (a)                                                                         3,841,977         3,899,936
   4.727%, due 09/01/35 (a)                                                                         9,065,887         9,106,953
   4.706%, due 10/01/35 (a)                                                                         4,197,167         4,214,527
   3.770%, due 11/01/35 (a)                                                                         1,396,177         1,428,374
   4.679%, due 11/01/35 (a)                                                                         3,198,123         3,271,573
   4.751%, due 11/01/35 (a)                                                                         1,846,365         1,883,231
   5.398%, due 01/01/36 (a)                                                                         1,400,648         1,422,767
   6.395%, due 08/01/36 (a)                                                                         4,281,415         4,488,502
   5.121%, due 12/01/36 (a)                                                                         1,178,387         1,196,236
   3.022%, due 08/01/41-10/01/44 (a)                                                                5,645,312         5,568,660
   3.072%, due 09/01/41 (a)                                                                         2,614,392         2,582,727
   4.500%, due TBA (g)                                                                              6,000,000         6,178,128
   5.000%, due TBA (g)                                                                             16,300,000        16,822,105
   5.500%, due TBA (g)                                                                            270,100,000       279,884,677
   6.000%, due TBA (g)                                                                          1,616,600,000     1,687,937,814
FHLMC Structured Pass Through Securities
   3.222%, due 07/25/44 (a)                                                                        15,102,902        14,802,389
   3.022%, due 10/25/44 (a)                                                                         2,857,890         2,784,266
   3.023%, due 02/25/45 (a)                                                                           249,398           214,362
Government National Mortgage Assoc.
   6.000%, due 04/15/14-10/15/38                                                                   12,851,595        13,454,561
   5.375%, due 02/20/22-05/20/32 (a)                                                                  468,893           477,688
   7.000%, due 10/15/23                                                                                40,532            43,345
   7.500%, due 01/15/26-04/15/31                                                                    6,021,400         6,389,749
   4.125%, due 01/20/26-11/20/30 (a)                                                                  281,249           282,688

MET INVESTORS SERIES TRUST
PIMCO TOTAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2009
(Percentage of Net Assets)

   4.625%, due 08/20/27-09/20/33 (a)                                                          $       563,114   $       564,842
   5.250%, due 02/20/28-01/20/30 (a)                                                                  165,050           168,623
   5.875%, due 04/20/29 (a)                                                                            68,147            70,029
   0.951%, due 02/16/30 (a)                                                                            42,344            41,840
   1.000%, due 05/20/30 (a)                                                                            85,551            87,326
   0.751%, due 01/16/31 (a)                                                                           110,408           106,997
   4.500%, due 10/20/31 (a)                                                                             7,739             7,777
   4.750%, due 03/20/32 (a)                                                                             1,691             1,716
   5.500%, due 04/20/32 (a)                                                                            19,941            20,480
   5.000%, due 03/20/33 (a)                                                                            18,192            18,480
   6.500%, due 06/15/37-02/15/39                                                                   76,925,073        80,926,868
   6.500%, due TBA (g)                                                                             14,500,000        15,213,676
U.S. Treasury Bond
   6.250%, due 08/15/23                                                                            41,000,000        53,953,458
   8.125%, due 08/13/19-02/15/20                                                                   14,000,000        20,400,007
   3.500%, due 02/15/39                                                                            38,600,000        38,153,900
U.S. Treasury Inflation Index Bond
   2.625%, due 07/15/17                                                                            10,287,961        11,194,588
   8.500%, due 02/15/20                                                                            25,800,000        38,530,700
   2.375%, due 01/15/25                                                                            69,662,756        72,623,423
   2.000%, due 01/15/26                                                                            10,636,600        10,550,178
U.S. Treasury Inflation Index Note
   3.000%, due 07/15/12                                                                            15,381,496        16,390,907
   1.875%, due 07/15/13                                                                            26,552,295        27,257,577
   2.000%, due 01/15/14-07/15/14                                                                   38,233,744        39,536,285
   1.625%, due 01/15/15                                                                            88,198,428        89,245,784
   2.500%, due 07/15/16                                                                            11,603,607        12,426,744
                                                                                                                ---------------
Total U.S. Government & Agency Obligations (Cost $4,406,970,094)                                                  4,512,642,615
                                                                                                                ---------------
LOAN PARTICIPATION -- 0.7%
AES Corp. 1.000%, due 04/30/10 (144A) (b)                                                           5,600,000         5,040,000
Biomet
   5.250%, due 02/15/15 (144A) (a)(b)                                                               2,673,077         2,417,881
   3.518%, due 03/25/15 (144A) (a)(b)                                                                 172,500           156,031
   3.522%, due 03/25/15 (144A) (d)                                                                    109,423            98,976
Chrysler Finco 4.560%, due 08/03/14 (144A) (a)(b)                                                  13,790,000         7,502,629
Ford Motor Co. 1.000%, due 11/29/13 (144A) (b)                                                      6,842,500         3,319,564
Georgia Pacific Corp.
   2.956%, due 12/20/12 (144A) (a)(b)                                                                 128,118           113,564
   3.293%, due 12/20/12 (144A) (a)(b)                                                               3,052,789         2,706,011
   3.295%, due 12/20/12 (144A) (a)(b)                                                                 190,800           169,126
   3.459%, due 12/20/12 (144A) (a)(b)                                                                 105,764            93,750
HCA, Inc. 3.470%, due 11/14/13 (144A) (a)(b)                                                        8,611,088         7,366,786
                                                                                                                ---------------
Total Loan Participation (Cost $40,202,984)                                                                          28,984,318
                                                                                                                ---------------

SECURITY DESCRIPTION                                                                              SHARES             VALUE
-------------------------------------------------------------------------------------------   ---------------   ---------------
CONVERTIBLE PREFERRED STOCKS -- 1.1%
COMMERCIAL BANKS -- 0.6%
Wells Fargo & Co., Series L 7.500%                                                                     53,950        25,841,511
                                                                                                                ---------------
DIVERSIFIED FINANCIAL SERVICES -- 0.5%
Bank of America Corp. 7.250%                                                                           12,500         5,096,875
Citigroup, Inc. 8.400%, due 10/30/49 (a)                                                           27,900,000        15,802,281
                                                                                                                ---------------
                                                                                                                     20,899,156
                                                                                                                ---------------
INSURANCE -- 0.0%
American International Group, Inc. 8.500%, due 08/01/11                                               168,900           912,060
                                                                                                                ---------------
Total Convertible Preferred Stocks (Cost $91,128,603)                                                                47,652,727
                                                                                                                ---------------
PURCHASED OPTIONS -- 0.4%
OTC EPUT, Expires 04/06/09, Strike Price $82.25                                                    90,000,000                 0

MET INVESTORS SERIES TRUST
PIMCO TOTAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2009
(Percentage of Net Assets)

Options on Interest Rate Swap Calls, Expires 08/03/09, Strike Price $3.5                          475,600,000   $    18,377,921
                                                                                                                ---------------
Total Purchased Options (Cost $4,938,951)                                                                            18,377,921
                                                                                                                ---------------
                                                                                                   PAR
SECURITY DESCRIPTION                                                                              AMOUNT             VALUE
-------------------------------------------------------------------------------------------   ---------------   ---------------
SHORT-TERM INVESTMENTS -- 2.6%
REPURCHASE AGREEMENTS -- 2.5%
JPMorgan Securities, Inc., Repurchase Agreement, dated 03/31/09 at 0.160% to be repurchased at $58,800,261 on 04/01/09 collateralized by $57,931,000 U.S. Treasury Bill at 2.125%
   due 04/30/10 with a value of $59,413,031.                                                  $    58,800,000        58,800,000
State Street Bank & Trust Co., Repurchase Agreement, dated 03/31/09 at 0.010% to be repurchased at $672,724 on 04/01/09 collateralized by $655,000 FHLB at 4.375% due
   09/17/10 with a value of $686,178.                                                                 672,724           672,724
State Street Bank & Trust Co., Repurchase Agreement, dated 03/31/09 at 0.010% to be repurchased at $44,785,289 on 04/01/09 collateralized by $45,695,000 U.S Treasury Bill
   at 0.060% due 05/21/09 with a value of $45,685,861.                                             44,785,276        44,785,276
                                                                                                                ---------------
                                                                                                                    104,258,000
                                                                                                                ---------------
U.S. GOVERNMENT & AGENCY DISCOUNT NOTES -- 0.1%
U.S. Treasury Bill
   0.130%, due 04/16/09 (i)(l)                                                                        260,000           259,986
   0.170%, due 05/14/09 (i)(l)                                                                      1,720,000         1,719,651
                                                                                                                ---------------
                                                                                                                      1,979,637
                                                                                                                ---------------
Total Short-Term Investments (Cost $106,237,637)                                                                    106,237,637
                                                                                                                ---------------
TOTAL INVESTMENTS -- 162.3% (Cost $7,311,861,920#)                                                                6,859,029,808
                                                                                                                ---------------
Other Assets and Liabilities (net) -- (62.3)%                                                                    (2,645,266,652)
                                                                                                                ---------------
TOTAL NET ASSETS -- 100.0%                                                                                      $ 4,227,762,183
                                                                                                                ===============

PORTFOLIO FOOTNOTES:

# Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes, are $143,788,088 and $596,620,200 respectively, resulting in a net unrealized depreciation of $452,832,112.

(a) Variable or floating rate security. The stated rate represents the rate at March 31, 2009.

(b) Securities that may be resold to "qualified institutional buyers" under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended. These securities have been determined to be liquid under the guidelines established by the Board of Trustees. These securities represent in the aggregate $284,423,436 of net assets.

(c) Security is valued in good faith at fair value by or under the direction of the Board of Trustees.

(d) Securities that may be resold to "qualified institutional buyers" under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended. These securities have been determined to be illiquid by the Portfolio's adviser. These securities represent in the aggregate $10,226,571 of net assets.

(e)  Par shown in Euro Currency. Value is shown in USD.

(f)  Security is in default and/or issuer is in bankruptcy.

(g)  This security is traded on a "to-be-announced" basis.

(h)  Par shown in Pound Sterling. Value is shown in USD.

(i)  Zero coupon bond - Interest rate represents current yield to maturity.

(j)  Par shown in Brazilian Real. Value is shown in USD.

(k)  Par shown in Danish Krone. Value is shown in USD.

(l) Security or a portion of the security was pledged to cover margin requirements for future contracts. At the period end, the value of the securities pledged amounted to $1,979,637.

AMBAC - Ambac Indemnity Corporation

FGIC - Financial Guaranty Insurance Corporation

FHLB - Federal Home Loan Bank

FHLMC - Federal Home Loan Mortgage Corporation

FSA - Financial Security Assurance, Inc.

                                                                       STRIKE     NUMBER OF
WRITTEN CALL OPTIONS                                    EXPIRATION     PRICE      CONTRACTS       PREMIUM        VALUE
--------------------                                    ----------   --------    -----------   ------------   -----------
OTC Currency Option ECAL U.S. Dollar vs. Japanese Yen   03/17/2010   $ 104.00    (6,271,000)   $  (330,011)   $  (163,491)
U.S. Treasury Notes 10 Years Futures                    05/22/2009     126.00           (61)       (44,550)       (40,985)
U.S. Treasury Notes 10 Years Futures                    05/22/2009     128.00          (147)       (44,014)       (34,453)
                                                                                               -----------    -----------
                                                                                               $  (418,575)   $  (238,929)
                                                                                               ===========    ===========

                                                                       STRIKE     NUMBER OF
WRITTEN PUT OPTIONS                                     EXPIRATION     PRICE      CONTRACTS       PREMIUM         VALUE
--------------------                                    ----------   --------   ------------   ------------   ------------
CBK IRO USD 2 Years Swaption                            07/27/2009   $   2.00   (12,000,000)   $   (48,600)   $   (13,423)
CME EuroDollar Futures                                  06/15/2009      98.50          (191)       (54,967)       (19,100)
IRO 2 Year U.S. Dollar vs. Japanese Yen                 07/27/2009       2.00    (5,500,000)       (23,650)        (6,152)
OTC EPUT U.S. Dollar vs. Japanese Yen                   03/17/2010     104.00    (6,271,000)      (330,012)      (526,733)
U.S. Treasury Notes 10 Years Futures                    05/22/2009     122.00          (102)       (67,717)       (71,719)
U.S. Treasury Notes 10 Years Futures                    05/22/2009     119.00          (106)      (110,376)       (23,188)
                                                                                               -----------    -----------
                                                                                               $  (635,322)   $  (660,315)
                                                                                               ===========    ===========

During the period ended March 31, 2009 the following options contracts were written:

                                             Number of
                                             Contracts        Premium
                                           -------------    -----------
Options outstanding at December 31, 2008    228,401,247    $ 6,504,697
Options written                              17,500,918        463,949
Options bought back                        (215,858,000)    (5,437,292)
Options closed and expired                       (1,558)      (477,457)
Options exercised                                    --             --
                                           ------------    -----------
Options outstanding at March 31, 2009        30,042,607    $ 1,053,897
                                           ============    ===========

The following table summarizes the credit composition of the portfolio holdings of the PIMCO Total Return Portfolio Portfolio at March 31, 2009, based upon credit quality ratings issued by Standard & Poor's. For securities not rated by Standard & Poor's, the equivalent Moody's rating is used.

                                                                   PERCENT OF
PORTFOLIO COMPOSITION BY CREDIT QUALITY (UNAUDITED)                 PORTFOLIO
-----------------------------------------------------------------------------
AAA                                                                    36.12%
AA                                                                      2.72
A                                                                      13.22
BBB                                                                     4.79
BB                                                                      1.28
B                                                                       0.24
Other                                                                  41.63
                                                                   ---------
Total:                                                                100.00%
                                                                   =========

FAS 157 VALUATION DISCLOSURE

The Portfolio adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157), effective with the beginning of the Portfolio's fiscal year. FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements. Management has evaluated the application of FAS 157 to the Portfolio and has determined that the adoption of FAS 157 does not have a material impact on the Portfolio's financial statements. The three levels of the hierarchy under FAS 157 are described below:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio's net assets as of March 31, 2009:

                                                      INVESTMENTS IN   FORWARD SALES     OTHER FINANCIAL INSTRUMENTS*
VALUATION INPUTS                                        SECURITIES      COMMITMENTS         ASSETS        LIABILITIES
----------------------------------------------------------------------------------------------------------------------
LEVEL 1 - QUOTED PRICES                               $  472,541,219   $           0   $   128,248,370   $    (211,269)
LEVEL 2 - OTHER SIGNIFICANT OBSERVABLE INPUTS          6,372,124,989               0       135,100,564    (164,802,559)
LEVEL 3 - SIGNIFICANT UNOBSERVABLE INPUTS                 14,363,600               0                 0               0
----------------------------------------------------------------------------------------------------------------------
TOTAL                                                 $6,859,029,808   $           0   $   263,348,934   $(165,013,828)

FAS 157 LEVEL 3 RECONCILIATION DISCLOSURE

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

                                                      INVESTMENTS IN   FORWARD SALES   OTHER FINANCIAL
                                                        SECURITIES      COMMITMENTS     INSTRUMENTS*
------------------------------------------------------------------------------------------------------
BALANCE AS OF JANUARY 1, 2009                         $   15,160,366   $           0   $             0
   Accrued discounts/premiums                                262,202               0                 0
   Realized Gain (Loss)                                        1,120               0                 0
   Change in unrealized appreciation (depreciation)         (881,694)              0                 0
   Net Purchases (Sales)                                    (178,394)              0                 0
   Transfers In (Out) of Level 3                                   0               0                 0
------------------------------------------------------------------------------------------------------
BALANCE AS OF MARCH 31, 2009                          $   14,363,600   $           0   $             0

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument.

The futures contracts outstanding as of March 31, 2009 and the description and unrealized appreciation or depreciation were as follows:

                                                           Number of                       Unrealized
Security Description                Expiration Date        Contracts   Notional Value     Appreciation
--------------------                ---------------        ---------   --------------     ------------
Euribor Futures                     June 2009 Long             153     $       50,085    $   1,998,425
EuroDollar Futures                  December 2009-Long       3,373        832,751,538       20,073,397
EuroDollar Futures                  September 2009-Long      4,728      1,169,057,100       28,409,929
EuroDollar Futures                  June 2009-Long           6,943      1,716,656,750       38,537,175
EuroDollar Futures                  June 2010-Long              48         11,825,400          300,343
EuroDollar Futures                  September 2010-Long         48         11,806,200          311,974
EuroDollar Futures                  March 2010-Long          3,305        815,508,750       20,130,179
Sterling Futures                    September 2009-Long        870            153,288        6,421,323
Sterling Futures                    June 2009-Long             951            167,576        7,451,592
U.S. Treasury Note 5 Year Futures   June 2009-Long           2,746        326,130,406        4,311,331
                                                                                         -------------
                                                                                         $ 127,945,668
                                                                                         =============

Forward Foreign Currency Contracts to Buy:

                                                                            Net Unrealized
                                              Value at       In Exchange    Appreciation/
Settlement Date    Contracts to Buy        March 31, 2009    for U.S.$      (Depreciation)
---------------    -----------------       --------------    ---------      --------------
    4/2/2009           2,560,535 BRL       $    1,112,333    $ 1,136,500    $     (24,167)
    4/2/2009           2,559,966 BRL            1,112,086      1,136,500          (24,414)
    4/2/2009           4,483,732 BRL            1,947,797      1,991,000          (43,203)
    6/2/2009           3,299,700 BRL            1,412,210      1,353,723           58,487
    6/2/2009           2,127,700 BRL              910,616        883,596           27,020
    6/2/2009           2,933,400 BRL            1,255,441      1,220,217           35,224
    6/2/2009           1,466,700 BRL              627,720        609,854           17,866
    6/2/2009           5,081,800 BRL            2,174,916      2,082,705           92,211
    6/2/2009             495,644 BRL              212,126        204,811            7,315
    6/2/2009           2,927,900 BRL            1,253,087      1,221,485           31,602
    6/2/2009           1,619,200 BRL              692,988        679,480           13,508
    6/2/2009           1,417,000 BRL              606,450        593,757           12,693
    6/2/2009          10,697,969 BRL            4,578,532      4,457,487          121,045
    6/2/2009           7,203,175 BRL            3,082,825      3,162,755          (79,930)
    6/2/2009           2,401,058 BRL            1,027,608      1,053,326          (25,718)
   4/27/2009           2,389,597 CAD            1,895,919      1,945,830          (49,911)
   5/14/2009         538,600,000 CLP              920,627        822,918           97,709
   7/15/2009          33,709,521 CNY            4,936,812      5,219,000         (282,188)
   7/15/2009          17,214,360 CNY            2,521,070      2,672,000         (150,930)
   7/15/2009          37,745,400 CNY            5,527,873      5,852,000         (324,127)
   7/15/2009          13,475,275 CNY            1,973,475      2,090,000         (116,525)
   7/15/2009          12,935,148 CNY            1,894,373      2,012,000         (117,627)
   7/15/2009          19,403,024 CNY            2,841,603      3,018,000         (176,397)
   7/15/2009           3,586,544 CNY              525,255        559,000          (33,745)
   7/15/2009           3,587,662 CNY              525,419        559,000          (33,581)
   7/15/2009          12,941,072 CNY            1,895,240      2,017,000         (121,760)
   7/15/2009           9,291,568 CNY            1,360,765      1,441,000          (80,235)
   7/15/2009          36,889,980 CNY            5,402,595      5,650,000         (247,405)
   7/15/2009          30,272,550 CNY            4,433,462      4,620,000         (186,538)
   7/15/2009          14,117,760 CNY            2,067,568      2,160,000          (92,432)
    9/8/2009           8,368,200 CNY            1,226,984      1,200,000           26,984
    9/8/2009           8,344,800 CNY            1,223,553      1,200,000           23,553
    9/8/2009           8,272,800 CNY            1,212,996      1,200,000           12,996
    9/8/2009           8,214,570 CNY            1,204,458      1,190,000           14,458
    9/8/2009           6,764,940 CNY              991,906        980,000           11,906
    9/8/2009          12,342,050 CNY            1,809,647      1,790,000           19,647
    9/8/2009          16,592,575 CNY            2,432,879      2,390,000           42,879
    9/8/2009           8,259,790 CNY            1,211,088      1,190,000           21,088
    9/8/2009           4,496,871 CNY              659,351        647,404           11,947
   3/29/2010          20,340,840 CNY            2,986,914      3,009,000          (22,086)
   3/29/2010           6,643,230 CNY              975,513        982,000           (6,487)
   3/29/2010          10,174,560 CNY            1,494,065      1,504,000           (9,935)
   3/29/2010           3,321,615 CNY              487,757        491,000           (3,243)
   3/29/2010           6,631,446 CNY              973,783        982,000           (8,217)
   3/29/2010           3,988,884 CNY              585,741        589,200           (3,459)
   3/29/2010           2,658,078 CNY              390,321        392,800           (2,479)
   4/14/2009             715,000 EUR              948,105        913,856           34,249
   4/14/2009           2,135,000 EUR            2,831,054      2,737,155           93,899
   4/14/2009           1,411,000 EUR            1,871,015      1,834,145           36,870
   4/14/2009           3,241,000 EUR            4,297,633      4,391,296          (93,663)
    4/9/2009             209,000 GBP              298,812        293,022            5,790
    4/9/2009             464,000 GBP              663,392        675,101          (11,709)
    4/9/2009           4,955,000 GBP            7,084,284      7,304,562         (220,278)
    4/9/2009             178,000 GBP              254,491        262,194           (7,703)
    4/9/2009             230,000 GBP              328,837        338,905          (10,068)
   4/27/2009             125,000 GBP              178,723        181,812           (3,089)
   4/27/2009             124,000 GBP              177,293        180,345           (3,052)
   4/27/2009             125,000 GBP              178,723        181,750           (3,027)

   4/27/2009             446,000 GBP       $      637,684    $   655,133    $     (17,449)
    4/9/2009           3,500,000 INR               68,959         70,000           (1,041)
    4/9/2009           3,440,500 INR               67,787         70,000           (2,213)
    4/9/2009           5,001,670 INR               98,546        100,000           (1,454)
    4/9/2009           3,528,000 INR               69,511         70,000             (489)
    4/9/2009           6,472,782 INR              127,531        127,291              240
    5/7/2009       3,124,479,000 JPY           31,524,570     31,760,420         (235,850)
    5/7/2009         335,219,000 JPY            3,382,207      3,389,851           (7,644)
    5/7/2009         222,919,000 JPY            2,249,151      2,262,758          (13,607)
    5/7/2009         437,625,000 JPY            4,415,437      4,442,149          (26,712)
   5/19/2009             229,572 MXN               16,013         16,161             (148)
   5/19/2009              20,000 MXN                1,395          1,384               11
   5/19/2009              20,000 MXN                1,395          1,385               10
   4/14/2009           4,414,410 MYR            1,210,472      1,260,000          (49,528)
   4/14/2009           4,299,465 MYR            1,178,953      1,230,000          (51,047)
   4/14/2009           8,895,480 MYR            2,439,223      2,530,000          (90,777)
   4/14/2009             877,750 MYR              240,687        250,000           (9,313)
   4/14/2009           4,536,930 MYR            1,244,068      1,290,000          (45,932)
   4/14/2009           5,659,065 MYR            1,551,768      1,570,000          (18,232)
    5/6/2009          34,605,400 PHP              713,838        710,000            3,838
    5/6/2009          20,855,000 PHP              430,195        430,000              195
    5/6/2009          34,058,700 PHP              702,560        710,000           (7,440)
    5/6/2009           2,825,700 PHP               58,288         57,491              797
  12/24/2010           4,500,000 PHP               87,263        100,536          (13,273)
    5/6/2009          40,525,357 PLN           11,544,727     17,941,100       (6,396,373)
    5/6/2009         155,064,186 RUB            4,514,443      6,420,000       (1,905,557)
    5/6/2009         532,910,745 RUB           15,514,834     21,940,867       (6,426,033)
   4/14/2009           2,777,230 SGD            1,825,243      1,900,000          (74,757)
   4/14/2009           2,808,384 SGD            1,845,718      1,920,000          (74,282)
   4/14/2009           2,811,840 SGD            1,847,989      1,920,000          (72,011)
   4/14/2009           2,707,165 SGD            1,779,195      1,830,000          (50,805)
   4/14/2009           3,321,472 SGD            2,182,928      2,240,000          (57,072)
   4/14/2009           3,249,636 SGD            2,135,716      2,220,000          (84,284)
   4/14/2009           3,226,992 SGD            2,120,834      2,220,000          (99,166)
   4/14/2009           3,616,058 SGD            2,376,534      2,460,238          (83,704)
   7/30/2009           3,225,472 SGD            2,118,284      2,230,000         (111,716)
                                                                            -------------
                                                                            $ (17,771,200)
                                                                            =============

Forward Foreign Currency Contracts to Sell:

                                                                            Net Unrealized
                                              Value at       In Exchange    Appreciation/
Settlement Date    Contracts to Deliver    March 31, 2009     for U.S.$     (Depreciation)
---------------    --------------------    --------------    -----------    --------------
    4/2/2009           7,203,175 BRL       $    3,129,162    $ 3,211,402    $      82,240
    4/2/2009           2,401,058 BRL            1,043,054      1,069,514           26,460
    6/2/2009           2,774,790 BRL            1,187,559      1,161,000          (26,559)
    6/2/2009           7,905,996 BRL            3,383,619      3,288,000          (95,619)
    6/2/2009           2,791,044 BRL            1,194,515      1,161,000          (33,515)
    6/2/2009           2,786,400 BRL            1,192,527      1,161,000          (31,527)
    6/2/2009           2,791,973 BRL            1,194,913      1,161,000          (33,913)
    6/2/2009           5,161,080 BRL            2,208,846      2,098,000         (110,846)
    6/2/2009         186,111,631 BRL           79,652,321     76,969,243       (2,683,078)
   5/14/2009         538,600,000 CLP              920,627        806,287         (114,340)
   7/15/2009           4,220,629 CNY              618,118        583,000          (35,118)
   7/15/2009          12,665,208 CNY            1,854,840      1,752,000         (102,840)
   7/15/2009           4,213,341 CNY              617,050        583,000          (34,050)
   7/15/2009           4,182,624 CNY              612,552        576,000          (36,552)
   7/15/2009           2,219,638 CNY              325,069        305,000          (20,069)
   7/15/2009           3,418,780 CNY              500,686        470,000          (30,686)
   7/15/2009           4,436,835 CNY              649,781        610,000          (39,781)
   7/15/2009           3,438,000 CNY              503,501        487,487          (16,014)
   7/15/2009           5,731,000 CNY              839,313        812,619          (26,694)

   7/15/2009           5,712,600 CNY           $  836,619     $  810,010    $     (26,609)
   7/15/2009           5,712,700 CNY              836,634        810,025          (26,609)
   7/15/2009          22,899,500 CNY            3,353,668      3,250,000         (103,668)
   7/15/2009          11,456,250 CNY            1,677,786      1,625,000          (52,786)
   7/15/2009          66,949,306 CNY            9,804,831      9,533,000         (271,831)
   7/15/2009          14,235,975 CNY            2,084,881      2,041,000          (43,881)
   7/15/2009          24,273,022 CNY            3,554,822      3,482,000          (72,822)
   7/15/2009          13,966,000 CNY            2,045,343      2,000,000          (45,343)
   7/15/2009          11,031,560 CNY            1,615,589      1,580,000          (35,589)
   7/15/2009          11,015,702 CNY            1,613,267      1,578,000          (35,267)
   7/15/2009           5,893,500 CNY              863,112        845,188          (17,924)
   7/15/2009           7,497,695 CNY            1,098,049      1,076,791          (21,258)
    9/8/2009           7,886,250 CNY            1,156,318      1,125,000          (31,318)
    9/8/2009           5,937,651 CNY              870,605        846,000          (24,605)
    9/8/2009           5,779,125 CNY              847,362        825,000          (22,362)
    9/8/2009           6,839,625 CNY            1,002,857        975,000          (27,857)
    9/8/2009           8,917,239 CNY            1,307,486      1,275,714          (31,772)
    9/8/2009          16,861,687 CNY            2,472,337      2,412,258          (60,079)
    9/8/2009           2,751,000 CNY              403,364        393,000          (10,364)
    9/8/2009           7,337,755 CNY            1,075,895      1,049,000          (26,895)
    9/8/2009          19,346,263 CNY            2,836,637      2,769,132          (67,505)
   4/14/2009          11,853,000 EUR           15,717,323     14,968,241         (749,082)
    4/9/2009          38,350,000 GBP           54,829,924     55,476,535          646,611
    4/9/2009           1,618,975 INR               31,898         31,000             (898)
    4/9/2009           7,960,222 INR              156,838        151,000           (5,838)
    4/9/2009           6,638,940 INR              130,805        126,000           (4,805)
    4/9/2009           5,724,815 INR              112,794        109,252           (3,542)
    5/7/2009       1,935,429,000 JPY           19,527,597     19,896,918          369,321
    6/4/2009       1,935,428,000 JPY           19,537,769     19,880,211          342,442
   5/19/2009             229,572 MXN               16,013         16,124              111
   5/19/2009              40,000 MXN                2,790          2,705              (85)
   4/14/2009          28,683,100 MYR            7,865,171      7,877,808           12,637
    5/6/2009          92,344,800 PHP            1,904,882      1,740,713         (164,169)
  12/24/2010           4,500,000 PHP               87,264         93,110            5,846
    5/6/2009           3,265,966 PLN              930,397      1,468,179          537,782
    5/6/2009          37,259,392 PLN           10,614,330     16,751,064        6,136,734
    5/6/2009         687,974,931 RUB           20,029,277     28,761,494        8,732,217
   4/14/2009           2,059,775 SGD            1,353,719      1,369,258           15,539
   4/14/2009             511,598 SGD              336,231        340,000            3,769
   4/14/2009           1,041,217 SGD              684,305        689,000            4,695
   4/14/2009           1,040,118 SGD              683,584        688,000            4,416
   4/14/2009           1,041,357 SGD              684,397        688,000            3,603
   4/14/2009           1,040,666 SGD              683,943        689,000            5,057
   4/14/2009           2,113,042 SGD            1,388,727      1,393,000            4,273
   4/14/2009           2,113,251 SGD            1,388,864      1,393,000            4,136
   4/14/2009           2,116,717 SGD            1,391,143      1,395,000            3,857
   4/14/2009           2,114,350 SGD            1,389,586      1,394,000            4,414
   4/14/2009           1,062,321 SGD              698,175        698,000             (175)
   4/14/2009           1,062,112 SGD              698,038        698,000              (38)
   4/14/2009           1,061,322 SGD              697,519        697,000             (519)
   4/14/2009           2,122,660 SGD            1,395,048      1,395,000              (48)
   4/14/2009           2,123,427 SGD            1,395,552      1,395,000             (552)
   4/14/2009           1,062,126 SGD              698,047        698,000              (47)
   4/14/2009             832,720 SGD              547,278        545,796           (1,482)
   7/30/2009           3,225,472 SGD            2,118,284      2,130,431           12,147
                                                                            --------------
                                                                              $11,499,482
                                                                            ==============

BRL - Brazilian Real
CAD - Canadian Dollar
CLP - Chilean Peso
CNY - China Yuan Renminbi
EUR - Euro Dollar
GBP - Great Britain Pound
INR - Indian Rupee
JPY - Japanese Yen
MXN - Mexican Peso
MYR - Malaysian Ringgit
PHP - Philippine Peso
PLN - Polish Zloty
RUB - Russian Ruble
SGD - Singapore Dollar

Open interest rate swap agreements at March 31, 2009 were as follows:

                                                                                    Unrealized
   Notional         Expiration                                                     Appreciation /
   Amount              Date                    Security Description                (Depreciation)
-------------       ----------   -----------------------------------------------   --------------
    9,600,000 USD   5/21/2009    Agreement with Morgan Stanley Capital Services,   $   (821,421)
                                 Inc., dated 03/06/2008 to pay semi-annually the
                                 notional amount multiplied by 1.660% and to
                                 receive par in event of default of underlying
                                 sovereign entities of Republic of Hungary
                                 4.750% due 02/03/2015.

  121,500,000 USD   6/17/2010    Interest Rate Swap Agreement with Morgan             3,692,367
                                 Stanley Capital Services, Inc., dated
                                 06/11/2008 to receive semi-annually the
                                 notional amount multiplied by 4.000% and to pay
                                 semi-annually the notional amount multiplied by
                                 3 month USD-LIBOR-BBA Rate.

      500,000 USD   9/20/2010    Agreement with Merrill Lynch International,           (84,614)
                                 dated 07/27/2005 to receive quarterly the
                                 notional amount multiplied by 3.800% and to pay
                                 par in the event of default of Ford Motor
                                 Credit Co. 7.000% due 10/01/2013.

   10,900,000 USD   12/16/2010   Interest Rate Swap Agreement with Citibank             264,198
                                 N.A., New York dated 09/24/2008 to receive
                                 semi-annually the notional amount multiplied by
                                 4.000% and to pay semi-annually the notional
                                 amount multiplied by 3 month USD-LIBOR-BBA
                                 Rate.

1,190,600,000 USD   12/17/2010   Interest Rate Swap Agreement with Bank of           45,034,754
                                 America, N.A., dated 05/16/2008 to receive
                                 semi-annually the notional amount multiplied by
                                 4.000% and to pay semi-annually the notional
                                 amount multiplied by 3 month USD-LIBOR-BBA.

    1,600,000 USD   3/20/2011    Agreement with Merrill Lynch International.,            15,559
                                 dated 06/11/2007 to pay quarterly the notional
                                 amount multiplied by 0.10% and to receive par
                                 in the event of default of entities of Progress
                                 Energy, Inc.

   11,400,000 USD   6/17/2011    Interest Rate Swap Agreement with Merrill Lynch        311,468
                                 Capital Services, Inc. dated 06/17/2009 to pay
                                 semi-annually the notional amount multiplied by
                                 4.000% and to receive semi-annually the
                                 notional amount multiplied by 3 month
                                 USD-LIBOR-BBA Rare.

   37,800,000 USD   6/17/2011    Interest Rate Swap Agreement with Citibank             525,865
                                 N.A., New York dated 06/17/2009 to receive
                                 semi-annually the notional amount multiplied by
                                 4.000% and to pay semi-annually the notional
                                 amount multiplied by 3 month USD-LIBOR-BBA
                                 Rate.

  813,800,000 USD   6/17/2011    Interest Rate Swap Agreement with Morgan            15,367,349
                                 Stanley Capital Services, Inc., dated
                                 06/17/2009 to receive semi-annually the
                                 notional amount multiplied by 4.000% and to pay
                                 semi-annually the notional amount multiplied by
                                 3 month USD-LIBOR-BBA Rate.

    5,000,000 USD   6/20/2011    Interest Rate Swap Agreement with Merrill Lynch   $  1,596,051
                                 Capital Services, Inc., dated 12/01/2006 to pay
                                 the notional amount multiplied by 1.290% and to
                                 receive notional amount in the event of default
                                 of GMAC LLC.

    5,000,000 USD   6/20/2011    Interest Rate Swap Agreement with Merrill Lynch        117,254
                                 Capital Services, Inc., dated 11/30/2006 to pay
                                 the notional amount multiplied by 0.510% and to
                                 receive par in the event of default of Boston
                                 Scientific Corp.

    4,200,000 USD   9/20/2011    Agreement with JPMorgan Chase Bank, dated              670,519
                                 11/09/2006 to pay the notional amount
                                 multiplied by 0.460% and to receive notional
                                 amount in the event of default of Health Care
                                 Property Investors, Inc.

    2,500,000 USD   3/20/2012    Agreement with Bank of America, N.A., dated            192,676
                                 06/13/2007 to pay the notional amount
                                 multiplied by 0.090% and to receive notional in
                                 the event of default of Consumers Energy
                                 Company.

    2,900,000 USD   12/20/2012   Agreement with JPMorgan Chase Bank N.A., dated         353,703
                                 01/14/2007 to pay quarterly the notional amount
                                 multiplied by 0.285% and to receive notional
                                 amount in the event of default of Nordstrom,
                                 Inc.

   10,000,000 USD   12/20/2012   Agreement with JPMorgan Chase Bank, dated              233,136
                                 09/14/2007 to pay the notional amount
                                 multiplied by 0.320% and to receive notional
                                 amount in the event of default of The TJX
                                 Companies, Inc.

    5,000,000 USD   12/20/2012   Agreement with JPMorgan Chase Bank, dated              172,179
                                 09/14/2007 to pay the notional amount
                                 multiplied by 0.369% and to receive notional
                                 amount in the event of default of Target Corp.

    4,400,000 USD   12/20/2012   Agreement with Merrill Lynch International,         (1,615,478)
                                 dated 02/29/2008 to receive semi-annually the
                                 notional amount multiplied by 6.370% and to pay
                                 notional amount in the event of default of
                                 underlying entities of the CDX.NA.HY.9 Index.

    2,500,000 USD   3/20/2013    Agreement with Morgan Stanley Capital Services,         40,489
                                 Inc., date 11/01/2006 to pay the notional
                                 amount multiplied by 0.150% and to receive
                                 quarterly the notional amount in the underlying
                                 entities of Wyeth.

      375,000 USD   3/20/2013    Agreement with Citibank N.A., New York dated            (8,842)
                                 02/28/2009 to receive quarterly the notional
                                 amount multiplied by 6.950% and to pay in the
                                 event of default of underlying entities of
                                 General Electric Capital Corp.

    6,222,621 USD   6/20/2013    Agreement with Goldman Sachs International,            (47,844)
                                 date 06/25/2008 to receive the notional amount
                                 multiplied by 0.463% and to pay the notional
                                 amount multiplied by CDX-NA-IG-10 Index.

  405,100,000 USD   12/17/2013   Interest Rate Swap Agreement with Citibank        $ 38,217,774
                                 N.A., New York dated 05/21/2008 to receive
                                 semi-annually the notional amount multiplied by
                                 4.000% and to pay semi-annually the notional
                                 amount multiplied by 3 month USD-LIBOR-BBA
                                 Rate.

   77,100,000 USD   12/17/2013   Interest Rate Swap Agreement with Morgan             7,146,309
                                 Stanley Capital Services, Inc., dated
                                 08/27/2008 to receive semi-annually the
                                 notional amount multiplied by 4.000% and to pay
                                 semi-annually the notional amount multiplied by
                                 3 month USD-LIBOR-BBA Rate.

    9,100,000 USD   12/20/2013   Agreement with Citibank, N.A., New York, dated       (794,310)
                                 11/05/2008 to pay quarterly the notional amount
                                 multiplied by 4.850% and to receive par in
                                 event of default of General Electric Capital
                                 Corp.

   10,200,000 USD   12/20/2013   Agreement with Citibank, N.A., New York, dated      (1,071,210)
                                 11/07/2008 to pay quarterly the notional amount
                                 multiplied by 4.325% and to receive par in
                                 event of default of General Electric Capital
                                 Corp.

   21,900,000 USD   12/20/2013   Agreement with Citibank, N.A., New York, dated      (2,392,419)
                                 11/05/2008 to pay quarterly the notional amount
                                 multiplied by 4.200% and to receive par in
                                 event of default of General Electric Capital
                                 Corp.

    3,600,000 USD   12/20/2013   Agreement with Citibank, N.A., New York, dated        (417,595)
                                 11/11/2008 to pay quarterly the notional amount
                                 multiplied by 4.000% and to receive par in
                                 event of default of General Electric Capital
                                 Corp.

   20,800,000 USD   12/20/2013   Agreement with Citibank, N.A., New York, dated      (2,412,770)
                                 11/11/2008 to pay quarterly the notional amount
                                 multiplied by 4.000% and to receive par in
                                 event of default of General Electric Capital
                                 Corp.

    3,100,000 USD   12/20/2013   Agreement with Citibank, N.A., New York, dated        (282,127)
                                 12/05/2008 to pay quarterly the notional amount
                                 multiplied by 4.875% and to receive par in
                                 event of default of General Electric Capital
                                 Corp.

    5,750,000 USD   3/20/2014    Agreement with Bank of America N.A., dated           1,202,547
                                 09/24/2007 to pay quarterly the notional amount
                                 multiplied by 0.680% and to receive notional
                                 amount in the event of default of Liberty
                                 Mutual Group, Inc.

    6,200,000 USD   6/20/2014    Agreement with Bank of America N.A., dated           1,378,027
                                 01/07/2008 to pay quarterly the notional amount
                                 multiplied by 1.030% and to receive par in the
                                 event of default of underlying entities of R.R.
                                 Donnelley & Sons Company.

    8,500,000 USD   6/20/2014    Agreement with Morgan Stanley Capital Services,         31,376
                                 Inc., dated 01/29/2008 to pay quarterly the
                                 notional amount multiplied by 0.760% and to
                                 receive par in the event of default of Pearson
                                 Plc.

    5,000,000 USD   6/20/2014    Agreement with JPMorgan Chase Bank N.A., dated    $      1,507
                                 01/28/2008 to pay quarterly the notional amount
                                 multiplied by 0.830% and to receive notional
                                 amount in the event of default of Pearson Plc.

   10,000,000 USD   9/20/2014    Agreement with Morgan Stanley Capital Services,      1,646,914
                                 Inc., dated 09/26/2007 to pay quarterly the
                                 notional amount multiplied by 0.650% and to
                                 receive notional amount in the underlying
                                 entities of NiSource Finance Corp.

    5,000,000 USD   12/20/2014   Agreement with Bank of America N.A., dated             649,002
                                 09/25/2007 to pay the notional amount
                                 multiplied by 0.630% and to receive par in the
                                 event of default of CAN Financial Corp.

    5,000,000 USD   12/20/2015   Agreement with Bank of America, N.A., dated             81,156
                                 09/21/2007 to pay the notional amount
                                 multiplied by 0.660% and to receive notional
                                 amount in the event of default of Quest
                                 Diagnostic, Inc.

    5,000,000 USD   3/20/2016    Agreement with Citibank N.A. New York, dated           958,661
                                 03/17/2008 to pay quarterly the notional amount
                                 multiplied by 1.070% and to receive par in the
                                 event of default of GATX Corp.

    5,000,000 USD   3/20/2016    Agreement with Bank of America N.A., dated              87,626
                                 09/28/2007 to pay quarterly the notional amount
                                 multiplied by 0.324% and to receive notional
                                 amount in the event of default of Wyeth.

    5,000,000 USD   3/20/2016    Agreement with Goldman Sachs International,            (74,216)
                                 dated 09/17/2008 to pay quarterly the notional
                                 amount multiplied by 1.920% and to receive par
                                 in the event of default of The Home Depot, Inc.

   10,000,000 USD   6/20/2016    Agreement with Morgan Stanley Capital Services,        903,818
                                 Inc., date 11/30/2007 to receive quarterly the
                                 notional amount multiplied by 0.970% and to pay
                                 par in the event of default of Viacom, Inc.

    5,000,000 USD   6/20/2016    Agreement with Citibank N.A. New York, dated           471,640
                                 02/06/2008 to pay quarterly the notional amount
                                 multiplied by 0.940% and to receive par in the
                                 event of default of Omnicom Group, Inc.

    5,000,000 USD   6/20/2016    Agreement with Bank of America, N.A., dated            172,673
                                 09/18/2016 to receive quarterly the notional
                                 amount multiplied by 1.930% and to pay par in
                                 the event of default of Viacom, Inc.

    6,500,000 USD   12/20/2016   Agreement with JPMorgan Chase Bank N.A., dated          93,545
                                 11/09/2007 to receive quarterly the notional
                                 amount multiplied by 0.830% and to pay par in
                                 the event of default of underlying entities of
                                 Time Warner, Inc.

   10,000,000 USD   12/20/2016   Agreement with Bank of America N.A., dated        $    587,323
                                 01/16/2008 to pay quarterly the notional amount
                                 multiplied by 0.795% and to receive par in the
                                 event of default of underlying entities of The
                                 Western Union Company.

   11,250,000 USD   12/20/2016   Agreement with Bank of America, N.A., dated          3,117,490
                                 09/21/2007 to pay the notional amount
                                 multiplied by 0.966% and to receive notional
                                 amount in the underlying entities of Sprint
                                 Nextel Corp.

    9,700,000 USD   6/20/2017    Agreement with JPMorgan Chase Bank, dated            3,127,741
                                 4/12/2007 to pay the notional amount multiplied
                                 by 0.950% and to receive notional amount in the
                                 event of default of Liz Claiborne, Inc.

    5,000,000 USD   6/20/2017    Agreement with Bank of America N.A., dated             219,311
                                 11/06/2007 to receive quarterly the notional
                                 amount multiplied by 0.595% and to pay par in
                                 the event of default of underlying entities of
                                 CenturyTel, Inc.

    5,400,000 USD   6/20/2017    Agreement with Citibank, N.A., New York, dated          90,203
                                 05/01/2007 to receive quarterly the notional
                                 amount multiplied by 0.470% and to pay par in
                                 event of default of underlying bond(s) of the
                                 Diamond Offshore Drilling, Inc.

    8,300,000 USD   6/20/2017    Agreement with Bank of America N.A., dated              10,112
                                 04/27/2007 to pay the notional amount
                                 multiplied by 0.530% and to receive notional in
                                 the event of default of GlobalSantaFe Corp.

   10,000,000 USD   9/20/2017    Agreement with Bank of America N.A., dated           1,171,149
                                 12/13/2007 to receive quarterly the notional
                                 amount multiplied by 2.290% and to pay par in
                                 the event of default of underlying entities of
                                 Limited Brands, Inc.

    7,500,000 USD   9/20/2017    Agreement with Citibank N.A. New York, dated         1,352,763
                                 01/16/2008 to pay quarterly the notional amount
                                 multiplied by 1.170% and to receive par in the
                                 event of default of underlying entities of
                                 NiSource Finance Corp.

    5,000,000 USD   9/20/2017    Agreement with Morgan Stanley Capital Services,        348,900
                                 Inc., date 01/22/2008 to pay quarterly the
                                 notional amount multiplied by 3.113% and to
                                 receive par in the event of default of
                                 underlying entities of Limited Brands, Inc.

    8,500,000 USD   9/20/2017    Agreement with Bank of America, N.A., dated            598,949
                                 09/25/2007 to pay the notional amount
                                 multiplied by 0.423% and to receive quarterly
                                 the notional amount in the event of default of
                                 the underlying entities of Rohm & Haas
                                 Holdings.

    5,000,000 USD   12/20/2017   Agreement with Bank of America N.A., dated            132,690
                                 11/14/2007 to receive quarterly the notional
                                 amount multiplied by 0.500% and to pay par in
                                 the event of default of Covidien, Ltd.

    1,944,569 USD   12/20/2017   Agreement with JPMorgan Chase Bank, dated         $    (19,242)
                                 07/22/2008 to pay the notional amount
                                 multiplied by 0.550% and to receive notional
                                 amount in the event of default of CDX.NA.IG.9
                                 Index.

    7,500,000 USD   3/20/2018    Agreement with Bank of America N.A., dated           2,216,886
                                 10/26/2007 to receive quarterly the notional
                                 amount multiplied by 1.227% and to pay par in
                                 the event of default of Health Care Property
                                 Investors, Inc.

    5,000,000 USD   3/20/2018    Agreement with JPMorgan Chase Bank N.A., dated       1,056,012
                                 02/05/2008 to pay quarterly the notional amount
                                 multiplied by 1.050% and to receive par in the
                                 event of default of underlying entities of GATX
                                 Corp.

   10,000,000 USD   3/20/2018    Agreement with Bank of America N.A., dated           1,861,806
                                 01/09/2008 to pay quarterly the notional amount
                                 multiplied by 1.834% and to receive par in the
                                 event of default of Con-Way, Inc.

    5,000,000 USD   3/20/2018    Agreement with Morgan Stanley Capital Services,         92,307
                                 Inc., dated 01/14/2008 to pay quarterly the
                                 notional amount multiplied by 1.200% and to
                                 receive par in the event of default of Target
                                 Corp.

    5,000,000 USD   3/20/2018    Agreement with Citibank, N.A., New York, dated        (118,810)
                                 09/17/2008 to pay quarterly the notional amount
                                 multiplied by 1.834% and to receive par in
                                 event of default of Con-Way, Inc.

   10,000,000 USD   3/20/2018    Agreement with Goldman Sachs International,            (45,169)
                                 date 09/19/2008 to pay quarterly the notional
                                 amount multiplied by 1.650% and to receive the
                                 notional amount in the event of default CSX
                                 Corp.

  338,000,000 USD   12/17/2023   Interest Rate Swap Agreement with Merrill Lynch    (73,561,993)
                                 Capital Services, Inc., dated 06/09/2008 to pay
                                 semi-annually the notional amount multiplied by
                                 5.000% and to receive semi-annually the
                                 notional amount multiplied by 3 month
                                 USD-LIBOR-BBA Rate.

   88,200,000 USD   12/17/2023   Interest Rate Swap Agreement with Morgan           (20,340,385)
                                 Stanley Capital Services, Inc., dated
                                 06/11/2008 to pay semi-annually the notional
                                 amount multiplied by 5.000% and to receive
                                 semi-annually the notional amount multiplied by
                                 3 month USD-LIBOR-BBA Rate.

   50,100,000 USD   12/17/2028   Interest Rate Swap Agreement with Morgan           (14,167,404)
                                 Stanley Capital Services, Inc., dated
                                 06/04/2008 to pay semi-annually the notional
                                 amount multiplied by 5.000% and to receive
                                 semi-annually the notional amount multiplied by
                                 3 month USD-LIBOR-BBA Rate.

   21,800,000 USD   12/17/2028   Interest Rate Swap Agreement with Bank of           (6,007,700)
                                 America, N.A., dated 06/04/2008 to pay
                                 semi-annually the notional amount multiplied by
                                 5.000% and to receive semi-annually the
                                 notional amount multiplied by 3 month
                                 USD-LIBOR-BBA Rate.

   12,100,000 USD   6/18/2029    Interest Rate Swap Agreement with Citibank        $  1,484,131
                                 N.A., New York, Inc. dated 06/17/2009 to pay
                                 semi-annually the notional amount multiplied by
                                 3.000% and to receive semi-annually the
                                 notional amount multiplied by 3 month
                                 USD-LIBOR-BBA Rate.

   58,100,000 USD   12/17/2038   Interest Rate Swap Agreement with Morgan           (17,219,319)
                                 Stanley Capital Services, Inc. dated 06/02/2008
                                 to pay semi-annually the notional amount
                                 multiplied by 5.000% and receive semi-annually
                                 the notional amount multiplied by 3 month
                                 USD-LIBOR-BBA.

    9,300,000 USD   12/17/2038   Interest Rate Swap Agreement with Citibank,         (3,269,637)
                                 N.A. dated 06/04/2008 to pay semi-annually the
                                 notional amount multiplied by 5.000% and
                                 receive semi-annually the notional amount
                                 multiplied by 3 month USD-LIBOR-BBA.

   22,700,000 USD   12/17/2038   Interest Rate Swap Agreement with Bank of           (5,308,640)
                                 America, N.A. dated 06/05/2008 to pay
                                 semi-annually the notional amount multiplied by
                                 5.000% and receive semi-annually the notional
                                 amount multiplied by 3 month USD-LIBOR-BBA.

   90,600,000 AUD   9/15/2009    Interest Rate Swap Agreement with Citibank,          1,307,772
                                 N.A., dated 12/07/2007 to receive semi-annually
                                 the notional amount multiplied by 7.000% and to
                                 pay the notional amount multiplied by 6 month
                                 AUD-BBR-BBSW.

  289,300,000 AUD   6/15/2010    Interest Rate Swap Agreement with Morgan             8,602,796
                                 Stanley Capital Services, Inc., dated
                                 08/10/2007 to receive semi-annually the
                                 notional amount multiplied by 7.000% and to pay
                                 the notional amount multiplied by 6 month
                                 AUD-BBR-BBSW.

   50,600,000 BRL    1/4/2010    Interest Rate Swap Agreement with Merrill Lynch        462,702
                                 Capital Services, Inc,. dated 12/13/2007 to
                                 receive annually the notional amount multiplied
                                 by 12.670% and pay semi-annually multiplied by
                                 the BRL PTAX (BRL09).

  295,300,000 BRL    1/2/2012    Interest Rate Swap Agreement with Morgan             2,613,592
                                 Stanley Capital Services, Inc., dated
                                 05/16/2007 to receive annually the notional
                                 amount multiplied by 10.115% and pay
                                 semi-annually multiplied by the BRL PTAX
                                 (BRL09).

   80,800,000 BRL    1/2/2012    Interest Rate Swap Agreement with Merrill Lynch      1,676,344
                                 Capital Services, Inc,. dated 12/21/2007 to
                                 receive annually the notional amount multiplied
                                 by 12.540% and pay semi-annually multiplied by
                                 the BRL PTAX (BRL09).

  251,200,000 BRL    1/2/2012    Interest Rate Swap Agreement with Morgan             2,101,087
                                 Stanley Capital Services, Inc., dated
                                 12/04/2007 to pay per Annum the notional amount
                                 multiplied by 12.540% and to receive par in
                                 event of default of Pacific Investment
                                 Management Company LLC.

   90,500,000 BRL    1/2/2012    Interest Rate Swap Agreement with Morgan          $  1,884,441
                                 Stanley Capital Services, Inc., dated 12/4/2007
                                 to pay per Annum the notional amount multiplied
                                 by 12.540% and to receive par in event of
                                 default of Pacific Investment Management
                                 Company LLC.

   10,400,000 EUR   3/15/2012    Interest Rate Swap Agreement with JPMorgan             207,164
                                 Chase Bank dated 03/21/2007 to receive annually
                                 the notional amount multiplied by
                                 ([1+1.9475%)^5] - 1)* Notional and pay annually
                                 notional amount multiplied by [(FRCPxtob End
                                 Index/FRCPxtob Start Index) - 1]*Notional.

    1,700,000 EUR   4/10/2012    Interest Rate Swap Agreement with JPMorgan              29,240
                                 Chase Bank dated 03/13/2007 to receive annually
                                 the notional amount multiplied by
                                 ([1+1.9475%)^5] - 1)* Notional and pay annually
                                 notional amount multiplied by [(Index
                                 Final/Index Initial) - 1].

  346,000,000 GBP   9/18/2009    Interest Rate Swap Agreement with Morgan            10,494,127
                                 Stanley Capital Services, Inc., dated
                                 08/03/2007 to receive semi-annually the
                                 notional amount multiplied by 6.000% and to pay
                                 semi-annually the notional amount multiplied by
                                 6 month USD-LIBOR-BBA Rate.

   11,100,000 GBP   9/15/2013    Interest Rate Swap Agreement with Morgan             1,459,412
                                 Stanley Capital Services, Inc., dated
                                 09/19/2008 to receive semi-annually the
                                 notional amount multiplied by 5.100% and to pay
                                 semi-annually the notional amount multiplied by
                                 6 month GBP-LIBOR-BBA Rate.

    6,300,000 GBP   3/18/2014    Interest Rate Swap Agreement with Goldman Sachs        929,133
                                 International., dated 09/30/2008 to receive
                                 semi-annually the notional amount multiplied by
                                 5.250% and to pay semi-annually the notional
                                 amount multiplied by 6 month GBP-LIBOR-BBA
                                 Rate.

    2,600,000 GBP   3/18/2014    Interest Rate Swap Agreement with Goldman Sachs        381,938
                                 International., dated 09/30/2008 to receive
                                 semi-annually the notional amount multiplied by
                                 5.250% and to pay semi-annually the notional
                                 amount multiplied by 6 moth GBP-LIBOR-BBA Rate.

   16,200,000 GBP   6/15/2016    Interest Rate Swap Agreement with Merrill Lynch      1,896,194
                                 Capital Services, Inc., dated 11/15/2005 to
                                 receive semi-annually the notional amount
                                 multiplied by 5.000% and to pay semi-annually
                                 the notional amount multiplied by 6 month
                                 GBP-LIBOR-BBA.
                                                                                   ------------
                                                                                   $ 23,062,713
                                                                                   ============

Open credit default swap agreements sell protection at March 31, 2009 were as follows:

                                                                                                                       Unrealized
  Notional      Expiration                                                    Credit                Upfront Premium   Appreciation /
  Amount +         Date                 Security Description                 Ratings     Value     Paid / (Received)  (Depreciation)
--------------  ----------  ---------------------------------------------------------------------  ---------------------------------
 5,000,000 USD  12/20/2013  Agreement with Merrill Lynch International          A-     $1,433,880         $21,528        $1,412,352
                            dated 11/19/2008 to pay quarterly the notional
                            amount multiplied by 5.000% and to receive par
                            in the event of default of American
                            International Group, Inc.

 3,000,000 USD   8/25/2037  Agreement with Citibank, N.A., dated 11/01/2007     AA     (1,345,876)            374        (1,346,250)
                            to receive quarterly the notional amount
                            multiplied by 0.15% and to pay par in the event
                            of default of underlying entities of ABX.HE.AA.

 2,850,000 USD  12/13/2049  Agreement with Morgan Stanley Capital Services,     AAA    (2,421,218)          1,282        (2,422,500)
                            Inc., dated 02/14/2008 to receive quarterly the
                            notional amount multiplied by 0.080% and to pay
                            par in event of default of underlying entities
                            of the CMBX.NA.AAA.3.

                                                                                      -----------         -------       -----------
                                                                                      $(2,333,214)        $23,184       $(2,356,398)
                                                                                      ===========         =======       ===========

+ The maximum potential amount of future undiscounted payments that the Portfolio could be required to make under a credit default swap contract would be the notional amount of the contract. These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement purchased protection credit default swap contracts entered into by the Portfolio for the same referenced debt obligation.

AUD - Australian Dollar
BRL - Brazilian Real
EUR - Euro Dollar
GBP - British Pound
USD - United States Dollar
HE - Home Equity
HY - High Yield
IG - Investment Grade
NA - North America

MET INVESTORS SERIES TRUST
PIONEER FUND PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited)
March 31, 2009
(Percentage of Net Assets)

SECURITY DESCRIPTION                                                  SHARES        VALUE
-----------------------------------------------------------------   ----------   -----------
COMMON STOCKS -- 95.5%
AEROSPACE & DEFENSE -- 2.3%
General Dynamics Corp.                                                  10,577   $   439,897
Honeywell International, Inc.                                            2,909        81,045
United Technologies Corp.                                                9,997       429,671
                                                                                 -----------
                                                                                     950,613
                                                                                 -----------
AUTO COMPONENTS -- 1.4%
BorgWarner, Inc.                                                         6,994       141,978
Johnson Controls, Inc.                                                  36,501       438,012
                                                                                 -----------
                                                                                     579,990
                                                                                 -----------
BEVERAGES -- 2.6%
Coca-Cola Co.                                                            9,471       416,251
PepsiCo, Inc.                                                           12,246       630,424
                                                                                 -----------
                                                                                   1,046,675
                                                                                 -----------
CAPITAL MARKETS -- 3.8%
Bank of New York Mellon Corp.                                            7,889       222,864
Franklin Resources, Inc.                                                 7,190       387,326
Morgan Stanley                                                           8,000       182,160
State Street Corp.                                                      10,000       307,800
T. Rowe Price Group, Inc.                                               14,848       428,513
                                                                                 -----------
                                                                                   1,528,663
                                                                                 -----------
CHEMICALS -- 3.4%
Air Products & Chemicals, Inc.                                           4,819       271,069
E.I. du Pont de Nemours & Co.                                           10,375       231,674
Ecolab, Inc.                                                             7,440       258,391
Monsanto Co.                                                             5,009       416,248
Praxair, Inc.                                                            2,898       195,006
                                                                                 -----------
                                                                                   1,372,388
                                                                                 -----------
COMMERCIAL BANKS -- 0.7%
PNC Financial Services Group, Inc.                                       6,500       190,385
Zions Bancorporation                                                     8,899        87,477
                                                                                 -----------
                                                                                     277,862
                                                                                 -----------
COMMUNICATIONS EQUIPMENT -- 1.8%
Cisco Systems, Inc. *                                                   17,200       288,444
Nokia Oyj (ADR)                                                         37,354       435,921
                                                                                 -----------
                                                                                     724,365
                                                                                 -----------
COMPUTERS & PERIPHERALS -- 3.1%
EMC Corp. *                                                             13,104       149,385
Hewlett-Packard Co.                                                     25,532       818,556
International Business Machines Corp.                                    3,003       290,961
                                                                                 -----------
                                                                                   1,258,902
                                                                                 -----------
DIVERSIFIED FINANCIAL SERVICES -- 0.6%
CME Group, Inc.                                                          1,000       246,390
                                                                                 -----------
DIVERSIFIED TELECOMMUNICATION SERVICES -- 1.9%
AT&T, Inc.                                                              16,949       427,115
Verizon Communications, Inc.                                             9,569       288,984
Windstream Corp.                                                         8,157        65,745
                                                                                 -----------
                                                                                     781,844
                                                                                 -----------
ELECTRIC UTILITIES -- 1.8%
FirstEnergy Corp.                                                        5,151       198,828
PPL Corp.                                                                5,731       164,537

MET INVESTORS SERIES TRUST
PIONEER FUND PORTFOLIO

PORTFOLIO OF INVESTMENTS  (unaudited) - continued
March 31, 2009
(Percentage of Net Assets)

Southern Co.                                                            11,390   $   348,762
                                                                                 -----------
                                                                                     712,127
                                                                                 -----------
ELECTRICAL EQUIPMENT -- 1.1%
Emerson Electric Co.                                                    10,641       304,120
Rockwell Automation, Inc.                                                6,190       135,189
                                                                                 -----------
                                                                                     439,309
                                                                                 -----------
ENERGY EQUIPMENT & SERVICES -- 0.9%
Schlumberger, Ltd.                                                       9,351       379,838
                                                                                 -----------
FOOD & STAPLES RETAILING -- 3.4%
CVS Caremark Corp.                                                      11,169       307,036
Sysco Corp.                                                             16,785       382,698
Walgreen Co.                                                            26,295       682,618
                                                                                 -----------
                                                                                   1,372,352
                                                                                 -----------
FOOD PRODUCTS -- 7.1%
Campbell Soup Co.                                                       13,710       375,106
General Mills, Inc.                                                      9,134       455,604
H.J. Heinz Co.                                                          14,529       480,329
Hershey Co. (The)                                                       18,187       631,998
Kellogg Co.                                                              6,453       236,373
Kraft Foods, Inc. - Class A                                             23,351       520,494
Nestle S.A.                                                              5,678       191,978
                                                                                 -----------
                                                                                   2,891,882
                                                                                 -----------
HEALTH CARE EQUIPMENT & SUPPLIES -- 8.6%
Alcon, Inc.                                                              4,085       371,367
Baxter International, Inc.                                               6,200       317,564
Becton, Dickinson & Co.                                                 14,890     1,001,204
C.R. Bard, Inc.                                                          8,989       716,603
Medtronic, Inc.                                                         10,402       306,547
St. Jude Medical, Inc. *                                                14,563       529,074
Stryker Corp.                                                            7,349       250,160
                                                                                 -----------
                                                                                   3,492,519
                                                                                 -----------
HOUSEHOLD PRODUCTS -- 2.3%
Clorox Co. (The)                                                         2,889       148,726
Colgate-Palmolive Co.                                                   13,494       795,876
                                                                                 -----------
                                                                                     944,602
                                                                                 -----------
INDUSTRIAL CONGLOMERATES -- 0.7%
3M Co.                                                                   6,038       300,209
                                                                                 -----------
INSURANCE -- 3.0%
Chubb Corp. (The)                                                       22,570       955,162
Travelers Cos., Inc. (The)                                               6,100       247,904
                                                                                 -----------
                                                                                   1,203,066
                                                                                 -----------
IT SERVICES -- 1.9%
Automatic Data Processing, Inc.                                         10,924       384,088
DST Systems, Inc. *                                                      5,478       189,648
Fiserv, Inc. *                                                           5,328       194,259
                                                                                 -----------
                                                                                     767,995
                                                                                 -----------
MACHINERY -- 4.3%
Caterpillar, Inc.                                                       10,219       285,723
Deere & Co.                                                             15,140       497,652
Illinois Tool Works, Inc.                                                3,195        98,566
PACCAR, Inc.                                                            28,179       725,891
Parker Hannifin Corp.                                                    3,563       121,071
                                                                                 -----------
                                                                                   1,728,903
                                                                                 -----------

MET INVESTORS SERIES TRUST
PIONEER FUND PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2009
(Percentage of Net Assets)

MEDIA -- 4.3%
McGraw-Hill Cos., Inc. (The)                                            21,756   $   497,560
Reed Elsevier N.V. (ADR)                                                49,406     1,057,782
Walt Disney Co. (The)                                                   10,323       187,466
                                                                                 -----------
                                                                                   1,742,808
                                                                                 -----------
METALS & MINING -- 3.0%
Alcoa, Inc.                                                             31,198       228,993
BHP Billiton, Ltd. (ADR)                                                 4,200       187,320
Freeport-McMoRan Copper & Gold, Inc.                                     7,369       280,833
Rio Tinto Plc (ADR)                                                      3,889       521,359
                                                                                 -----------
                                                                                   1,218,505
                                                                                 -----------
MULTI-UTILITIES -- 0.5%
Public Service Enterprise Group, Inc.                                    7,097       209,149
                                                                                 -----------
MULTILINE RETAIL -- 2.3%
Nordstrom, Inc.                                                         11,192       187,466
Target Corp.                                                            21,378       735,189
                                                                                 -----------
                                                                                     922,655
                                                                                 -----------
OFFICE ELECTRONICS -- 1.3%
Canon, Inc. (ADR)                                                       18,097       525,356
                                                                                 -----------
OIL, GAS & CONSUMABLE FUELS -- 8.9%
Apache Corp.                                                            10,784       691,147
Chevron Corp.                                                           23,799     1,600,245
Exxon Mobil Corp.                                                        9,517       648,108
Marathon Oil Corp.                                                      14,625       384,491
Royal Dutch Shell Plc (ADR)                                              6,474       286,798
                                                                                 -----------
                                                                                   3,610,789
                                                                                 -----------
PERSONAL PRODUCTS  -- 0.3%
Estee Lauder Cos., Inc. (The) - Class A                                  5,414       133,455
                                                                                 -----------
PHARMACEUTICALS  -- 7.7%
Abbott Laboratories                                                     15,011       716,025
Eli Lilly & Co.                                                          8,091       270,320
Johnson & Johnson                                                        4,120       216,712
Merck & Co., Inc.                                                        7,741       207,072
Pfizer, Inc.                                                            25,409       346,071
Schering-Plough Corp.                                                   33,464       788,077
Teva Pharmaceutical Industries, Ltd. (ADR)                              13,027       586,866
                                                                                 -----------
                                                                                   3,131,143
                                                                                 -----------
ROAD & RAIL -- 4.5%
Burlington Northern Santa Fe Corp.                                       7,181       431,937
Canadian National Railway Co.                                           11,833       419,480
Norfolk Southern Corp.                                                  28,272       954,180
                                                                                 ----------
                                                                                   1,805,597
                                                                                 ----------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 2.8%
Applied Materials, Inc.                                                 23,346       250,969
Intel Corp.                                                             28,867       434,448
Texas Instruments, Inc.                                                 26,211       432,744
                                                                                 -----------
                                                                                   1,118,161
                                                                                 -----------
SOFTWARE -- 1.2%
Adobe Systems, Inc. *                                                   11,702       250,306
Microsoft Corp.                                                         12,100       222,277
                                                                                 -----------
                                                                                     472,583
                                                                                 -----------
SPECIALTY RETAIL -- 1.5%
Lowe's Cos., Inc.                                                       21,754       397,011

MET INVESTORS SERIES TRUST
PIONEER FUND PORTFOLIO

PORTFOLIO OF INVESTMENTS  (unaudited) - continued
March 31, 2009
(Percentage of Net Assets)

Staples, Inc.                                                           11,658   $   211,126
                                                                                 -----------
                                                                                     608,137
                                                                                 -----------
TEXTILES, APPAREL & LUXURY GOODS -- 0.5%
Coach, Inc. *                                                           13,270       221,609
                                                                                 -----------
Total Common Stocks (Cost $43,427,242)                                            38,720,441
                                                                                 -----------

                                                                        PAR
SECURITY DESCRIPTION                                                  AMOUNT        VALUE
--------------------                                                ----------   -----------
SHORT-TERM INVESTMENT -- 4.2%
State Street Bank & Trust Co., Repurchase Agreement, dated
   03/31/09 at 0.010% to be repurchased at $1,700,000 on 04/01/09 collateralized by $1,735,000 U.S. Treasury Bill at 0.160% due
   05/21/09 with a value of $1,734,653. (Cost -- $1,700,000)        $1,700,000     1,700,000
                                                                                 -----------
TOTAL INVESTMENTS -- 99.7% (Cost $45,127,242#)                                    40,420,441
                                                                                 -----------
Other Assets and Liabilities (net) -- 0.3%                                           133,056
                                                                                 -----------
TOTAL NET ASSETS -- 100.0%                                                       $40,553,497
                                                                                 ===========

PORTFOLIO FOOTNOTES:

*    Non-income producing security.

# Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes, are $1,810,248 and $6,517,049 respectively, resulting in a net unrealized depreciation of $4,706,801.

ADR - American Depositary Receipt

FAS 157 VALUATION DISCLOSURE
----------------------------

The Portfolio adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157), effective with the beginning of the Portfolio's fiscal year. FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements. Management has evaluated the application of FAS 157 to the Portfolio and has determined that the adoption of FAS 157 does not have a material impact on the Portfolio's financial statements. The three levels of the hierarchy under FAS 157 are described below:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio's net assets as of March 31, 2009:

                                                INVESTMENTS IN   SHORT SALES   OTHER FINANCIAL
VALUATION INPUTS                                  SECURITIES       AT VALUE      INSTRUMENTS*
---------------------------------------------   --------------   -----------   ---------------
LEVEL 1 - QUOTED PRICES                           $38,528,463        $0               $0
LEVEL 2 - OTHER SIGNIFICANT OBSERVABLE INPUTS       1,891,978         0                0
LEVEL 3 - SIGNIFICANT UNOBSERVABLE INPUTS                   0         0                0
                                                  -----------       ---              ---
TOTAL                                             $40,420,441        $0               $0

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument.

MET INVESTORS SERIES TRUST
PIONEER STRATEGIC INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited)
March 31, 2009
(Percentage of Net Assets)

                                                         PAR
SECURITY DESCRIPTION                                    AMOUNT         VALUE
-------------------------------------------------------------------------------
MUNICIPALS -- 1.2%
CALIFORNIA -- 0.6%
California State University Revenue, Systemwide -
   Series A 5.000%, due 11/01/39                     $  1,305,000  $  1,216,168
State of California, General Obligation Unlimited
   Refunding 5.750%, due 04/01/31 (AMBAC)                 725,000       713,625
                                                                   ------------
                                                                      1,929,793
                                                                   ------------
CONNECTICUT -- 0.4%
Connecticut State Health & Educational, Facility
   Authority Revenue, Yale University - Series Z-1
   5.000%, due 07/01/42                                 1,250,000     1,264,288
                                                                   ------------
NEW JERSEY -- 0.1%
New Jersey Economic Development Authority, Special
   Facilities Revenue, Continental Airlines, Inc.,
   Project 6.250%, due 09/15/29                           430,000       259,694
                                                                   ------------
NORTH CAROLINA -- 0.1%
Charlotte Special Facilities Revenue, Refunding
   Charlotte/Douglas International Airport 5.600%,
   due 07/01/27                                         1,000,000       577,870
                                                                   ------------
Total Municipals (Cost $4,037,334)                                    4,031,645
                                                                   ------------
ASSET-BACKED SECURITIES -- 8.4%
ACE Securities Corp. 1.122%, due 12/25/34 (a)             502,972       254,758
Adjustable Rate Mortgage Trust 0.912%, due
   06/25/35 (a)                                           760,000       286,423
Aegis Asset Backed Securities Trust 2.997%, due
   01/25/34 (a)                                           150,000        66,750
Alfa Diversified Payment Rights Finance Co.
   3.220%, due 12/15/11 (144A) (a)(b)                     632,500       414,287
American Tower Trust 5.957%, due 04/15/37 (144A)
   (b)                                                    450,000       386,041
Ameriquest Mortgage Securities, Inc. 6.147%, due
   10/25/33 (a)                                            25,000         5,724
Asset Backed Securities Corp. Home Equity 0.962%,
   due 04/25/35 (a)                                       147,000       112,513
Carrington Mortgage Loan Trust
   0.922%, due 09/25/35 (a)                               275,000       210,332
   0.622%, due 10/25/36 (a)                               770,000       532,047
Chase Mortgage Finance Corp. 5.500%, due 05/25/37       1,438,935     1,242,168
Citigroup Mortgage Loan Trust, Inc. 0.672%, due
   08/25/36 (a)                                           534,907       324,201
Conseco Finance Securitizations Corp.
   6.910%, due 05/01/33                                     3,841         2,648
   7.360%, due 09/01/33                                     2,779         2,043
   6.681%, due 12/01/33                                   136,712       111,356
Continental Airlines, Inc. 8.499%, due 05/01/11           157,463       132,269
Countrywide Alternative Loan Trust
   0.872%, due 09/25/35 (a)                               354,401       141,211
   0.852%, due 10/25/35 (a)                               535,785       222,137
Countrywide Asset-Backed Certificates
   0.942%, due 08/25/35 (a)                             1,178,000     1,090,037
   1.032%, due 11/25/35 (a)                               945,000       772,858
   0.702%, due 07/25/36 (a)                               402,871       306,685
Countrywide Home Loan Mortgage Pass Through Trust
   5.394%, due 09/25/33 (a)                                23,965        20,615
Credit Suisse First Boston Mortgage Securities Corp.
   6.122%, due 04/15/37 (144A)(c)                          70,000        30,308
   1.672%, due 09/25/34 (a)                               178,427        35,487
Crown Castle Towers LLC - Series 2005-1A 4.878%,
   due 06/15/35 (144A) (b)                                185,000       173,900
CW Capital Cobalt, Ltd. - Series 2006-C1 5.174%,
   due 08/15/48                                           375,000       319,029
Dominos Pizza Master Issuer LLC 7.629%, due
   04/25/37 (144A) (b)                                  1,365,000       614,250
Downey Savings & Loan Association Mortgage Loan
   Trust 0.926%, due 10/19/45 (a)                         559,440       234,976
FBR Securitization Trust
   0.812%, due 09/25/35 (a)                               852,259       702,864
   0.872%, due 10/25/35 (a)                               257,000       156,759
Federal Home Loan Mortgage Corp. - Series 3017
   5.000%, due 08/15/35                                   595,095       608,753
First Franklin Mortgage Loan Asset Backed
   Certificates - Series 2005-FF5

MET INVESTORS SERIES TRUST
PIONEER STRATEGIC INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2009
(Percentage of Net Assets)

   1.062%, due 09/25/34 (a)                          $     66,480  $     55,501
   0.972%, due 03/25/35 (a)                               300,000       210,753
Fremont Home Loan Trust 0.632%, due 02/25/36 (a)          226,722       201,678
Gazprom International S.A. 7.201%, due 02/01/20
   (144A) (b)                                             901,267       804,381
Global Signal Trust
   6.376%, due 12/15/14 (144A)(b)                         375,000       357,378
   7.036%, due 02/15/36 (144A)(b)                         275,000       238,004
Global Tower Partners Acquisition Partners LLC -
   Series 2007-1A 7.874%, due 05/15/37 (144A) (b)         240,000       177,244
Green Tree Financial Corp. 7.860%, due 03/01/30           154,832       101,900
Greenpoint Manufactured Housing 8.450%, due
   06/20/31                                               192,829       128,456
GSAMP Trust
   0.952%, due 03/25/35 (a)                               354,989       322,056
   0.782%, due 11/25/35 (a)                               280,660       247,500
   0.942%, due 11/25/35 (a)                             1,355,000       589,779
   0.592%, due 01/25/37 (a)                               255,790       233,002
   0.652%, due 01/25/37 (a)                               330,000       207,337
Impac CMB Trust
   1.162%, due 09/25/34 (a)                               159,294        71,250
   0.922%, due 10/25/35 (a)                               441,558       290,704
Impac Secured Assets Corp. 0.872%, due 05/25/36
   (a)                                                    571,082       390,516
Indymac Index Mortgage Loan Trust 1.122%, due
   04/25/34 (a)                                            48,524        31,445
JPMorgan Alternative Loan Trust 6.000%, due
   03/25/36                                               916,647       662,995
JPMorgan Mortgage Trust 6.000%, due 09/25/34            1,296,251     1,161,737
Lehman XS Trust 0.872%, due 12/25/35 (a)                  862,298       169,031
LNR CDO, Ltd. 3.272%, due 07/24/37 (144A) (a)(b)          215,000        43,000
Luminent Mortgage Trust 0.782%, due 07/25/36 (a)          819,361       111,042
Madison Avenue Manufactured Housing Contract Trust
   3.772%, due 03/25/32 (a)                               250,000        93,828
MASTER Alternative Loans Trust 6.000%, due
   07/25/34                                             1,541,340     1,304,112
MASTER Asset Backed Securities Trust 5.772%, due
   12/25/32 (a)                                            24,065         9,714
MASTER Asset Securitization Trust 5.500%, due
   11/25/33                                               458,159       417,088
Merrill Lynch Mortgage Investors Trust 0.682%, due
   03/25/37 (a)                                           525,000       301,833
Morgan Stanley Capital, Inc. 0.622%, due 08/25/36
   (a)                                                    329,442       303,484
Option One Mortgage Loan Trust 0.612%, due
   05/25/37 (a)                                           166,158       142,363
PF Export Receivables Master Trust 6.436%, due
   06/01/15 (144A) (b)                                    504,344       512,383
Power Contract Financing III LLC 2.186%, due
   02/05/10 (144A) (b)                                  1,000,000       950,000
Power Receivables Finance LLC 6.290%, due 01/01/12
   (144A) (b)                                             489,056       478,923
Residential Asset Mortgage Products, Inc. 0.722%,
   due 03/25/36 (a)                                       360,098       256,950
Residential Asset Securities Corp.
   0.962%, due 08/25/35 (a)                               450,000       345,373
   0.772%, due 01/25/36 (a)                               114,787        90,203
Residential Funding Mortgage Securities I 5.500%,
   due 11/25/35                                           816,823       693,411
Sasco Net Interest Margin Trust 0.000%, due
   05/27/33 (144A) (c)                                     47,105            15
SBA CMBS Trust 6.904%, due 11/15/36 (144A) (b)            420,000       361,200
Structured Asset Mortgage Investments, Inc.
   0.832%, due 09/25/45 (a)                               303,192       116,417
Structured Asset Securities Corp. - Series
   2007-BC4 0.772%, due 11/25/37 (a)                      511,395       409,180
Tengizchevroil Finance Co. SARL 6.124%, due
   11/15/14 (144A) (b)                                  1,067,305       848,507
TIAA Commercial Real Estate Securitization 6.840%,
   due 05/22/37 (144A) (c)                                100,000        15,000
Timberstar Trust
   5.668%, due 10/15/36 (144A)(b)                         500,000       402,910
   7.530%, due 10/15/36 (144A)(b)                       1,305,000       391,500
WaMu Mortgage Pass Through Certificates
   0.890%, due 10/25/44 (a)                               176,677        97,501
   0.752%, due 04/25/45 (a)                               956,591       391,526
   1.002%, due 07/25/45 (a)                               248,658        56,331
Wells Fargo Home Equity Trust - Series 2005-3
   0.872%, due 11/25/35 (144A) (a)(b)                     456,031       343,008
Wells Fargo Mortgage Backed Securities Trust
   5.000%,  due 11/25/20- 03/25/21                      2,131,004     2,003,535
                                                                   ------------
Total Asset-Backed Securities (Cost $35,029,811)                     27,656,413
                                                                   ------------

MET INVESTORS SERIES TRUST
PIONEER STRATEGIC INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2009
(Percentage of Net Assets)

DOMESTIC BONDS & DEBT SECURITIES -- 49.2%
AEROSPACE & DEFENSE -- 0.9%
Aeroflex, Inc. 11.750%, due 02/15/15                 $    400,000  $    283,000
BE Aerospace, Inc. 8.500%, due 07/01/18 (d)             1,435,000     1,200,019
Esterline Technologies Corp. 7.750%, due 06/15/13       1,130,000     1,087,625
L-3 Communications Corp. 6.125%, due 01/15/14             400,000       380,000
                                                                   ------------
                                                                      2,950,644
                                                                   ------------
AIRLINES -- 0.2%
Continental Airlines, Inc., Series 971B 7.461%,
   due 04/01/13                                           226,799       167,400
Delta Air Lines, Inc. 7.779%, due 01/02/12                530,509       445,628
                                                                   ------------
                                                                        613,028
                                                                   ------------
AUTO COMPONENTS -- 0.5%
Allison Transmission, Inc. 11.000%, due 11/01/15
   (144A) (b)(d)                                          695,000       333,600
Cooper-Standard Automotive, Inc. 7.000%, due
   12/15/12                                             1,055,000       131,875
Lear Corp. 8.750%, due 12/01/16                         1,945,000       408,450
Tenneco, Inc. 8.625%, due 11/15/14                      1,145,000       217,550
TRW Automotive, Inc. 7.250%, due 03/15/17 (144A)
   (b)                                                  1,490,000       625,800
                                                                   ------------
                                                                      1,717,275
                                                                   ------------
BEVERAGES -- 0.9%
Anheuser-Busch InBev Worldwide, Inc. 7.750%, due
   01/15/19 (144A) (b)                                    720,000       719,129
Argentine Beverages Financial 7.375%, due 03/22/12
   (144A) (b)                                             199,200       188,244
Companhia de Bebidas das Americas 8.750%, due
   09/15/13                                               600,000       657,000
Constellation Brands, Inc. 8.375%, due 12/15/14         1,240,000     1,252,400
                                                                   ------------
                                                                      2,816,773
                                                                   ------------
BIOTECHNOLOGY -- 0.5%
Biogen Idec, Inc. 6.000%, due 03/01/13                  1,640,000     1,663,368
                                                                   ------------
BUILDING PRODUCTS -- 0.0%
Ainsworth Lumber Co., Ltd. 11.000%, due 07/29/15
   (144A) (b)                                             153,145        45,178
                                                                   ------------
CHEMICALS -- 0.9%
Agrium, Inc. 6.750%, due 01/15/19                       1,950,000     1,820,064
Basell Finance Co. B.V. 8.100%, due 03/15/27
   (144A) (b)                                             795,000       147,075
Georgia Gulf Corp. 9.500%, due 10/15/14 (144A) (b)      1,155,000       199,237
Ineos Group Holdings Plc 7.875%, due 02/15/16
   (144A) (m)(b)                                          890,000       100,316
Kronos International, Inc. 6.500%,  due 04/15/13
   (m)                                                    855,000       266,437
LPG International, Inc. 7.250%, due 12/20/15              400,000       371,000
Nell AF SARL 8.375%, due 08/15/15 (144A) (m)(b)           430,000        27,084
                                                                   ------------
                                                                      2,931,213
                                                                   ------------
COMMERCIAL & PROFESSIONAL SERVICES -- 1.2%
Aleris International, Inc. 9.000%, due 12/15/14
   (e)(f)                                                 355,000         2,023
American Rock Salt Co. LLC 9.500%, due 03/15/14           280,000       275,100
Clean Harbors, Inc. 11.250%, due 07/15/12                  54,000        54,135
GC Impsat Holdings I Plc 9.875%, due 02/15/17
   (144A) (b)                                           1,030,000       695,250
Intergen N.V. 9.000%, due 06/30/17 (144A) (b)           1,465,000     1,333,150
Rural/Metro Corp. 9.875%, due 03/15/15                  1,565,000     1,275,475
Scientific Games Corp. 7.875%, due 06/15/16 (144A)
   (b)                                                    435,000       378,450
                                                                   ------------
                                                                      4,013,583
                                                                   ------------
COMMERCIAL BANKS -- 4.1%
American Express Bank FSB S.A. 5.500%, due
   04/16/13                                               300,000       258,972
ATF Bank 9.250%, due 04/12/12 (144A) (b)                  455,000       250,250
ATF Capital B.V. 9.250%, due 02/21/14 (144A) (b)          525,000       220,500
Banco Macro S.A. 10.750%, due 06/07/12                    400,000       130,000
CoBank AB 7.875%, due 04/16/18 (144A) (b)                 385,000       376,342

MET INVESTORS SERIES TRUST
PIONEER STRATEGIC INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2009
(Percentage of Net Assets)

Export-Import Bank of Korea (The) 8.125%, due
   01/21/14 (d)                                      $  1,415,000  $  1,464,028
Goldman Sachs Capital II 5.793%, due 12/29/49 (d)       4,655,000     1,939,189
Kazkommerts International B.V. 8.000%, due
   11/03/15 (144A) (b)                                    505,000       222,200
Keycorp 6.500%, due 05/14/13 (d)                          315,000       307,661
Korea Development Bank 5.300%, due 01/17/13 (d)           410,000       380,954
Mellon Funding Corp. 5.500%, due 11/15/18                 705,000       645,376
Mid-State Trust 7.540%, due 02/15/36                       57,091        33,457
PNC Bank NA 6.000%, due 12/07/17                          415,000       381,840
PNC Financial Services Group, Inc. 8.250%, due
   05/29/49                                             2,575,000     1,261,449
Russian Standard Finance S.A. 7.500%, due 10/07/10
   (144A) (b)                                             415,000       230,325
Shingle Springs Tribal Gaming Authority 9.375%,
   due 06/15/15 (144A) (b)                              1,675,000       703,500
Sibacademfinance Plc 9.000%, due 05/12/09 (144A)
   (b)                                                    700,000       701,042
Sovereign Bank 8.750%, due 05/30/18                       930,000       757,950
Turanalem Finance B.V. 8.500%, due 02/10/15 (144A)
   (b)                                                    600,000       126,000
Wachovia Bank N.A. 6.000%, due 11/15/17                   985,000       860,778
Wachovia Corp. 5.750%, due 06/15/17                       985,000       880,404
Wells Fargo & Co. 4.375%, due 01/31/13                    925,000       862,890
Zions Bancorporation
   6.000%, due 09/15/15                                   510,000       359,652
   5.500%, due 11/16/15 (d)                               330,000       215,008
                                                                   ------------
                                                                     13,569,767
                                                                   ------------
COMMUNICATIONS EQUIPMENT -- 0.2%
MasTec, Inc. 7.625%, due 02/01/17                       1,010,000       826,937
                                                                   ------------
COMPUTERS & PERIPHERALS -- 0.3%
SunGard Data Systems, Inc. 10.250%, due 08/15/15        1,390,000       979,950
                                                                   ------------
CONSTRUCTION & ENGINEERING -- 0.3%
Dycom Industries, Inc. 8.125%, due 10/15/15               930,000       739,350
Esco Corp. 5.195%, due 12/15/13 (144A) (a)(b)             325,000       206,375
                                                                   ------------
                                                                        945,725
                                                                   ------------
CONSTRUCTION MATERIALS -- 0.3%
C10 Capital SPV, Ltd. 6.722%, due 12/01/49 (144A)
   (b)                                                  1,023,000       358,767
C8 Capital SPV, Ltd. 6.640%, due 12/31/49 (144A)
   (b)                                                    610,000       213,809
U.S. Concrete, Inc. 8.375%, due 04/01/14                  840,000       340,200
                                                                   ------------
                                                                        912,776
                                                                   ------------
CONSUMER FINANCE -- 0.3%
Ford Motor Credit Co. LLC 5.700%, due 01/15/10            830,000       711,068
SLM Corp. 4.000%, due 07/25/14 (a)                        775,000       319,176
                                                                   ------------
                                                                      1,030,244
                                                                   ------------
CONTAINERS & PACKAGING -- 0.5%
AEP Industries, Inc. 7.875%, due 03/15/13                 452,000       264,420
Consol Glass, Ltd. 7.625%, due 04/15/14 (144A)
   (m)(b)                                                 535,000       457,587
Graphic Packaging International, Inc.
   8.500%, due 08/15/11 (d)                               105,000        91,350
   9.500%, due 08/15/13 (d)                             1,020,000       734,400
                                                                   ------------
                                                                      1,547,757
                                                                   ------------
DISTRIBUTORS -- 0.3%
ACE Hardware Corp. 9.125%, due 06/01/16 (144A) (b)        400,000       330,000
NSG Holdings LLC 7.750%, due 12/15/25 (144A) (b)          985,000       783,075
                                                                   ------------
                                                                      1,113,075
                                                                   ------------
DIVERSIFIED FINANCIAL SERVICES -- 4.7%
American Honda Finance Corp. 6.700%, due 10/01/13
   (144A) (b)                                           1,655,000     1,621,187
CIT Group, Inc. 7.625%, due 11/30/12                    1,515,000     1,115,904
Fresenius US Finance II, Inc. 9.000%, due 07/15/15
   (144A) (b)                                             395,000       408,825

MET INVESTORS SERIES TRUST
PIONEER STRATEGIC INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2009
(Percentage of Net Assets)
Glencore Funding LLC 6.000%, due 04/15/14 (144A)
   (b)                                               $  2,200,000  $    988,491
Green Valley, Ltd. 6.329%, due 01/10/11 (144A)
   (m)(a)(b)                                              250,000       315,666
Hughes Network Systems LLC/HNS Finance Corp.
   9.500%, due 04/15/14                                 1,130,000     1,017,000
International Lease Finance Corp.
   6.375%, due 03/25/13                                   750,000       414,763
   6.625%, due 11/15/13 (d)                               265,000       146,909
JPMorgan Chase & Co., Series 1 7.900%, due
   04/29/49 (d)                                         3,000,000     1,931,853
Leucadia National Corp. 7.125%, due 03/15/17              590,000       407,100
Merrill Lynch & Co., Inc. 5.450%, due 02/05/13            950,000       779,412
Morgan Stanley 6.625%, due 04/01/18 (d)                 1,830,000     1,747,807
National Rural Utilities Cooperative Finance Corp.
   10.375%, due 11/01/18                                1,040,000     1,205,911
NCO Group, Inc. 6.113%, due 11/15/13 (a)                1,980,000       683,100
Prudential Financial, Inc. 5.150%, due 01/15/13         1,010,000       751,319
TNK-BP Finance S.A.
   7.500%, due 07/18/16 (144A)(b)                         850,000       620,500
   6.625%, due 03/20/17 (144A)(b)                         275,000       182,875
   7.875%, due 03/13/18 (144A)(b)                         250,000       176,250
Tyco International Finance S.A. 8.500%, due
   01/15/19                                               650,000       672,034
Wells Fargo Capital XV 9.750%, due 09/26/44 (d)           550,000       401,829
                                                                   ------------
                                                                     15,588,735
                                                                   ------------
DIVERSIFIED TELECOMMUNICATION SERVICES -- 3.3%
Anixter, Inc. 5.950%, due 03/01/15                      1,164,000       902,100
COLO.COM, Inc. 13.875%, due 03/15/10 (144A)
   (c)(f)(g)                                              181,449             0
Colt Telecom Group Plc 7.625%, due 12/15/09 (m)            15,000        19,990
Digicel, Ltd. 9.250%, due 09/01/12 (144A) (b)           1,260,000     1,118,250
Embarq Corp. 7.082%, due 06/01/16                         855,000       770,541
Intelsat (Bermuda), Ltd. 11.500%, due 02/04/17
   (144A) (b)(e)                                        1,750,000     1,058,750
Intelsat Jackson Holdings, Ltd. 11.500%, due
   06/15/16 (144A) (b)                                    560,000       523,600
Nordic Telephone Co. Holdings 7.601%, due 05/01/16
   (144A) (m)(a)(b)                                       755,000       800,935
PAETEC Holding Corp. 9.500%, due 07/15/15 (d)           1,445,000     1,018,725
Pegasus Communications Corp. 9.750%, due 12/01/06
   (f)(g)                                                   8,696             0
Qwest Corp. 8.875%, due 03/15/12 (d)                      475,000       471,437
True Move Co., Ltd.
  10.750%, due 12/16/13 (144A)(b)                       1,235,000       598,975
  10.375%, due 08/01/14 (144A)(b)                         385,000       179,025
Verizon Communications, Inc. 8.750%, due 11/01/18         825,000       945,523
VIP Finance Ireland, Ltd. for OJSC Vimpel
   Communications 9.125%, due 04/30/18 (144A) (b)       1,580,000       979,600
Windstream Corp. 8.625%, due 08/01/16                   1,410,000     1,392,375
                                                                   ------------
                                                                     10,779,826
                                                                   ------------
EDUCATION -- 0.2%
President & Fellows of Harvard College 3.700%, due
   04/01/13                                               700,000       705,862
                                                                   ------------
ELECTRIC UTILITIES -- 2.1%
CenterPoint Energy Houston Electric LLC 7.000%,
   due 03/01/14                                           490,000       511,535
Duke Energy Corp. 6.300%, due 02/01/14                    500,000       512,394
FPL Energy American Wind LLC 6.639%, due 06/20/23
   (144A) (b)                                             544,160       472,503
FPL Energy Wind Funding LLC 6.876%, due 06/27/17
   (144A) (b)                                             499,770       452,292
Israel Electric Corp., Ltd.
   7.250%, due 01/15/19 (144A)(b)                         645,000       648,542
   9.375%, due 01/28/20 (144A)(b)                         410,000       458,975
Panoche Energy Center LLC 6.885%, due 07/31/29
   (144A) (b)                                             730,000       700,266
Public Service Co. of New Mexico 7.950%, due
   05/15/18                                               375,000       329,570
Southern California Edison Co. 5.750%, due 03/15/14       210,000       227,301
Tenaska Alabama Partners LP 7.000%, due 06/30/21
   (144A) (b)                                             577,228       448,226
Texas Competitive Electric Holdings Co. LLC
   10.250%, due 11/01/15                                1,590,000       802,950
West Penn Power Co. 5.950%, due 12/15/17 (144A)
   (b)                                                  1,030,000       934,623

MET INVESTORS SERIES TRUST
PIONEER STRATEGIC INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2009
(Percentage of Net Assets)
Western Energy, Inc. 7.125%, due 08/01/09            $    110,000  $    110,104
White Pine Hydro Portfolio LLC 7.260%, due
   07/20/15 (144A) (b)                                    415,000       373,946
                                                                   ------------
                                                                      6,983,227
                                                                   ------------
ELECTRICAL EQUIPMENT -- 0.8%
Baldor Electric Co. 8.625%, due 02/15/17 (d)            1,870,000     1,491,325
Belden, Inc. 7.000%, due 03/15/17                       1,325,000     1,093,125
Legrand S.A. 8.500%, due 02/15/25                          20,000        16,877
                                                                   ------------
                                                                      2,601,327
                                                                   ------------
ENERGY EQUIPMENT & SERVICES -- 1.4%
Complete Production Services, Inc. 8.000%, due
   12/15/16                                             1,245,000       796,800
Oceanografia S.A. de C.V. 11.250%, due 07/15/15
   (144A) (b)                                           1,215,000       516,375
Plains All American Pipeline 6.125%, due 01/15/17       1,050,000       893,456
Sevan Marine ASA
   9.090%, due 10/24/12 (144A)(n)(a)(b)                 1,500,000       133,541
   5.525%, due 05/14/13 (144A)(a)(b)                      500,000       265,000
Spectra Energy Capital LLC 6.200%, due 04/15/18           975,000       901,442
Weatherford International, Ltd. 9.625%, due
   03/01/19                                             1,075,000     1,113,660
                                                                   ------------
                                                                      4,620,274
                                                                   ------------
FOOD PRODUCTS -- 0.7%
Arantes International, Ltd. 10.250%, due 06/19/13
   (144A) (b)(f)                                          685,000        27,400
Bertin, Ltd. 10.250%, due 10/05/16 (144A) (b)             200,000        89,000
Cargill, Inc. 5.200%, due 01/22/13 (144A) (b)           1,025,000     1,003,768
Cosan Finance, Ltd. 7.000%, due 02/01/17 (144A)
   (b)                                                    460,000       296,700
Independencia International, Ltd. 9.875%, due
   05/15/15 (144A) (b)                                    530,000        87,450
Minerva Overseas, Ltd. 9.500%, due 02/01/17 (144A)
   (b)                                                    575,000       227,125
Phibro Animal Health Corp. 10.000%, due 08/01/13
   (144A) (b)                                             580,000       466,900
                                                                   ------------
                                                                      2,198,343
                                                                   ------------
GAS UTILITIES -- 0.9%
NGPL PipeCo LLC 6.514%, due 12/15/12 (144A) (b)         1,140,000     1,089,872
Questar Pipeline Co. 5.830%, due 02/01/18               1,240,000     1,149,925
Transportadora de Gas del Sur S.A. 7.875%, due
   05/14/17 (144A) (b)                                  1,100,000       632,500
                                                                   ------------
                                                                      2,872,297
                                                                   ------------
HEALTH CARE EQUIPMENT & SUPPLIES -- 0.4%
Biomet, Inc. 10.375%, due 10/15/17 (e)                  1,540,000     1,309,000
                                                                   ------------
HEALTH CARE PROVIDERS & SERVICES -- 0.9%
DASA Finance Corp. 8.750%, due 05/29/18 (144A) (b)        400,000       310,000
HCA, Inc.
   7.190%, due 11/15/15                                    10,000         6,805
   8.360%, due 04/15/24                                    50,000        28,286
   7.690%, due 06/15/25                                    50,000        26,290
   9.125%, due 11/15/14                                   495,000       466,538
   9.625%, due 11/15/16 (e)                             1,620,000     1,296,000
UnitedHealth Group, Inc. 4.875%, due 02/15/13             950,000       926,088
                                                                   ------------
                                                                      3,060,007
                                                                   ------------
HOMEBUILDERS -- 0.4%
Beazer Homes USA, Inc. 8.625%, due 05/15/11 (d)            85,000        27,625
Meritage Homes Corp. 6.250%, due 03/15/15               1,380,000       848,700
Urbi Desarrollos Urbanos S.A. de C.V. 8.500%, due
   04/19/16 (144A) (b)                                    485,000       327,375
                                                                   ------------
                                                                      1,203,700
                                                                   ------------
HOTELS, RESTAURANTS & LEISURE -- 1.2%
Codere Finance Luxembourg S.A. 8.250%, due
   06/15/15 (144A) (m)(b)                               1,475,000       743,251
FireKeepers Development Authority 13.875%, due
   05/01/15 (144A) (b)                                    520,000       319,800

MET INVESTORS SERIES TRUST
PIONEER STRATEGIC INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2009
(Percentage of Net Assets)

Lottomatica SpA 8.250%, due 03/31/66 (144A) (m)(b)   $  1,740,000  $  1,488,227
Mashantucket Pequot Tribe 8.500%, due 11/15/15
   (144A) (b)                                           1,600,000       280,000
Peermont Global Proprietary, Ltd. 7.750%, due
   04/30/14 (144A) (m)(b)                                 505,000       368,311
Scientific Games Corp. 6.250%, due 12/15/12               890,000       783,200
Station Casinos, Inc. 6.625%, due 03/15/18                845,000        46,475
                                                                   ------------
                                                                      4,029,264
                                                                   ------------
HOUSEHOLD DURABLES -- 0.3%
K. Hovnanian Enterprises, Inc. 7.750%, due
   05/15/13 (d)                                            30,000         7,950
Whirlpool Corp. 5.500%, due 03/01/13                    1,235,000     1,017,510
                                                                   ------------
                                                                      1,025,460
                                                                   ------------
HOUSEHOLD PRODUCTS -- 0.5%
Central Garden and Pet Co. 9.125%, due 02/01/13
   (d)                                                    780,000       620,100
Yankee Acquisition Corp.
   8.500%, due 02/15/15 (d)                               435,000       241,425
   9.750%, due 02/15/17 (d)                             1,550,000       751,750
                                                                   ------------
                                                                      1,613,275
                                                                   ------------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS -- 0.2%
Ormat Funding Corp. 8.250%, due 12/30/20                1,004,109       758,103
                                                                   ------------
INDUSTRIAL CONGLOMERATES -- 0.3%
Tyco Electronics Group S.A. 6.550%, due 10/01/17        1,135,000       860,160
                                                                   ------------
INSURANCE -- 2.9%
American General Finance Corp. 6.900%, due
   12/15/17                                             1,285,000       450,878
Atlas Reinsurance Plc 13.178%, due 01/10/11 (144A)
   (m)(a)(b)                                              250,000       308,307
Blue Fin, Ltd. 5.811%, due 04/10/12 (144A) (a)(b)         250,000       212,638
Caelus Re, Ltd. 7.511%, due 06/07/11 (144A) (a)(b)        250,000       235,575
Conseco, Inc. 9.500%, due 10/15/06 (144A) (c)(g)           40,000             0
DB Master Finance LLC 8.285%, due 06/20/31 (144A)
   (b)                                                  1,550,000     1,017,383
Eurus, Ltd. 7.163%, due 04/08/09 (144A) (a)(b)            300,000       300,165
GlobeCat, Ltd. 10.685%, due 01/02/13 (144A) (a)(b)        550,000       515,432
Hanover Insurance Group, Inc. 7.625%, due 10/15/25
   (d)                                                  1,755,000     1,195,708
HUB International Holdings, Inc. 10.250%, due
   06/15/15 (144A) (b)                                    150,000        72,000
Kingsway America, Inc. 7.500%, due 02/01/14             1,030,000       678,126
Liberty Mutual Group 7.300%, due 06/15/14 (144A)
   (b)                                                    340,000       269,050
Liberty Mutual Group, Inc.
   7.000%, due 03/15/37 (144A)(b)                       1,185,000       427,584
   10.750%, due 06/15/58 (144A)(b)                        775,000       380,188
MBIA Insurance Corp. 14.000%, due 01/15/33 (144A)
   (b)                                                  1,095,000       339,638
Muteki, Ltd. 5.638%, due 05/24/11 (144A) (a)(b)           460,000       432,584
Mystic Re. II - 2009 13.326%, due 03/20/12 (144A)
   (a)(b)                                                 250,000       249,625
Mystic Re., Ltd., Series A 8.261%, due 05/31/09
   (144A) (a)(b)                                          250,000       249,237
Platinum Underwriters Finance, Inc. 7.500%, due
   06/01/17                                             1,970,000     1,252,307
Residential Reinsurance 2006, Ltd. 11.261%, due
   06/05/09 (144A) (a)(b)                                 250,000       249,537
Residential Reinsurance 2008, Ltd. 8.011%, due
   06/06/11 (144A) (a)(b)                                 300,000       285,765
USI Holdings Corp. 5.113%, due 11/15/14 (144A)
   (a)(b)                                                 400,000       190,000
Willow Re, Ltd. 8.369%, due 06/16/10 (144A) (b)(f)        250,000       123,750
                                                                   ------------
                                                                      9,435,477
                                                                   ------------
INTERNET & CATALOG RETAIL -- 0.7%
Expedia, Inc. 8.500%, due 07/01/16 (144A) (b)           1,165,000       996,075
Ticketmaster 10.750%, due 07/28/16 (144A) (b)           1,955,000     1,339,175
                                                                   ------------
                                                                      2,335,250
                                                                   ------------
MACHINERY -- 1.0%
American Railcar Industries, Inc. 7.500%, due
   03/01/14                                             1,555,000     1,088,500
Commercial Vehicle Group, Inc. 8.000%, due 07/01/13       470,000       105,750

MET INVESTORS SERIES TRUST
PIONEER STRATEGIC INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2009
(Percentage of Net Assets)

Gardner Denver, Inc. 8.000%, due 05/01/13            $    400,000  $    349,000
Greenbrier Co., Inc. (The) 8.375%, due 05/15/15         1,620,000       650,025
Mueller Water Products, Inc. 7.375%, due 06/01/17       1,270,000       660,400
Titan International, Inc. 8.000%, due 01/15/12            710,000       557,350
                                                                   ------------
                                                                      3,411,025
                                                                   ------------
MANUFACTURING -- 0.1%
Park - Ohio Industries, Inc. 8.375%, due 11/15/14         565,000       217,525
                                                                   ------------
MARINE -- 0.2%
CMA CGM S.A. 7.250%, due 02/01/13 (144A) (b)              310,000       119,504
Kiowa Power Partners LLC 5.737%, due 03/30/21
   (144A) (b)                                             650,000       496,183
                                                                   ------------
                                                                        615,687
                                                                   ------------
MEDIA -- 0.8%
CanWest Media, Inc. 8.000%, due 09/15/12                      879           176
Grupo Televisa S.A. 6.000%, due 05/15/18 (d)              885,000       806,270
Kabel Deutschland GmbH 10.625%, due 07/01/14              960,000       974,400
Lamar Media Corp. 7.250%, due 01/01/13 (d)                 80,000        69,300
Time Warner Cable, Inc.
   8.750%, due 02/14/19                                   175,000       186,129
   8.250%, due 04/01/19                                   280,000       288,222
Univision Communications, Inc. 9.750%, due
   03/15/15 (144A) (b)(e)                               1,630,000       171,150
                                                                   ------------
                                                                      2,495,647
                                                                   ------------
METALS & MINING -- 2.6%
Algoma Acquisition Corp. 9.875%, due 06/15/15
   (144A) (b)                                           1,415,000       551,850
ALROSA Finance S.A. 8.875%, due 11/17/14 (144A)
   (b)                                                    770,000       542,850
ArcelorMittal 6.125%, due 06/01/18                      1,350,000       978,218
Asia Aluminum Holdings, Ltd. 8.000%, due 12/23/11
   (144A) (b)(f)                                          855,000        64,125
CII Carbon LLC 11.125%, due 11/15/15 (144A) (b)           890,000       529,550
Commercial Metals Co. 7.350%, due 08/15/18                445,000       347,820
Compass Minerals International, Inc., Series B
   0.000%/12.000% , due 06/01/13 (h)                       29,000        30,377
Evraz Group S.A.
   8.875%, due 04/24/13 (144A)(b)                         635,000       406,400
   9.500%, due 04/24/18 (144A)(b)                         500,000       280,000
FMG Finance Property, Ltd. 10.625%, due 09/01/16
   (144A) (b)                                             255,000       215,475
Freeport-McMoRan Copper & Gold, Inc.
   8.375%, due 04/01/17 (d)                               270,000       252,806
   7.084%, due 04/01/15 (a)                             1,150,000       947,312
Industrias Metalurgicas Pescarmona S.A. 11.250%,
   due 10/22/14 (144A) (b)                                770,000       396,550
Noranda Aluminium Acquisition Corp. 6.595%, due
   05/15/15 (a)(e)                                        365,000       114,975
Novelis, Inc. 7.250%, due 02/15/15 (d)                    400,000       162,000
POSCO 8.750%, due 03/26/14 (144A) (b)(d)                1,180,000     1,227,814
Vedanta Resources Plc 9.500%, due 07/18/18 (144A)
   (b)                                                  2,365,000     1,501,775
                                                                   ------------
                                                                      8,549,897
                                                                   ------------
OFFICE ELECTRONICS -- 0.1%
Xerox Corp. 7.125%, due 06/15/10                          245,000       250,125
                                                                   ------------
OIL, GAS & CONSUMABLE FUELS -- 4.6%
Buckeye Partners L.P. 6.050%, due 01/15/18                435,000       379,283
Canadian Natural Resources, Ltd. 5.900%, due
   02/01/18                                               620,000       556,302
Chesapeake Energy Corp. 9.500%, due 02/15/15              275,000       268,813
Copano Energy LLC 8.125%, due 03/01/16                  1,000,000       850,000
DCP Midstream LLC 9.750%, due 03/15/19 (144A) (b)       1,120,000     1,111,181
DDI Holdings A.S. 9.300%, due 01/19/12 - 04/26/12
   (144A) (b)                                           1,276,247       581,925
Denbury Resources, Inc. 9.750%, due 03/01/16              180,000       174,600
Enterprise Products Operating LLP 8.375%, due
   08/01/66                                               565,000       379,004
Gaz Capital S.A. 8.146%, due 04/11/18 (144A) (b)          190,000       156,750

MET INVESTORS SERIES TRUST
PIONEER STRATEGIC INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2009
(Percentage of Net Assets)

Harvest Operations Corp. 7.875%, due 10/15/11        $    490,000  $    336,875
Hilcorp Energy I LP/Hilcorp Finance Co. 7.750%,
   due 11/01/15 (144A) (b)                                660,000       485,100
Kinder Morgan Energy Partners LP 5.950%, due
   02/15/18                                             1,375,000     1,253,974
MarkWest Energy Partners LP/MarkWest Energy
   Finance Corp. 8.750%, due 04/15/18                     750,000       526,875
Massey Energy Co. 6.875%, due 12/15/13                  2,080,000     1,820,000
Nakilat, Inc.
   6.067%, due 12/31/33 (144A)(b)                         410,000       278,085
   6.267%, due 12/31/33 (144A)(b)                       1,110,000       748,651
Parallel Petroleum Corp. 10.250%, due 08/01/14            435,000       250,125
Petrohawk Energy Corp.
   9.125%, due 07/15/13                                   525,000       506,625
   10.500%, due 08/01/14 (144A)(b)                        435,000       435,000
Quicksilver Resources, Inc. 7.125%, due 04/01/16
   (d)                                                    860,000       412,800
SandRidge Energy, Inc.
   5.060%, due 04/01/14 (a)                               600,000       360,799
   8.625%, due 04/01/15 (d)(e)                          1,260,000       831,600
   8.000%, due 06/01/18 (144A)(b)                         555,000       410,700
Seven Seas Petroleum, Inc. 12.500%, due 05/15/05
   (f)(g)                                                  60,000             0
Southern Union Co. 7.200%, due 11/01/66                   690,000       348,450
Stone Energy Corp. 8.250%, due 12/15/11 (d)                80,000        42,400
TransCanada PipeLines, Ltd. 7.125%, due 01/15/19
   (d)                                                    490,000       512,173
Valero Energy Corp. 9.375%, due 03/15/19                  390,000       403,274
VeraSun Energy Corp. 9.875%, due 12/15/12 (f)             605,000       583,825
XTO Energy, Inc. 6.250%, due 04/15/13                      30,000        31,017
                                                                   ------------
                                                                     15,036,206
                                                                   ------------
PAPER & FOREST PRODUCTS -- 0.8%
Ceva Group Plc
   1.000%, due 11/04/13                                   129,782        64,891
   10.000%, due 09/01/14 (144A)(b)                        700,000       271,250
   8.500%, due 12/01/14 (144A)(m)(b)                      790,000       199,040
Graham Packaging Co., Inc. 8.500%, due 10/15/12         1,800,000     1,390,500
Louisiana-Pacific Corp. 8.875%, due 08/15/10               10,000         9,269
Sino-Forest Corp. 9.125%, due 08/17/11 (144A) (b)         750,000       678,750
                                                                   ------------
                                                                      2,613,700
                                                                   ------------
PHARMACEUTICALS -- 0.5%
Angiotech Pharmaceuticals, Inc. 7.750%, due
   04/01/14                                               285,000        82,650
Talecris Biotherapeutics Holdings Corp. 6.574%,
   due 12/06/13                                         1,289,571     1,186,406
Warner Chilcott Corp. 8.750%, due 02/01/15                465,000       448,725
                                                                   ------------
                                                                      1,717,781
                                                                   ------------
REAL ESTATE INVESTMENT TRUSTS (REITS) -- 0.6%
Health Care REIT, Inc. 6.200%, due 06/01/16               475,000       367,331
Trustreet Properties, Inc. 7.500%, due 04/01/15         1,375,000     1,356,113
Ventas Realty LP/Ventas Capital Corp. 7.125%, due
   06/01/15                                               330,000       298,650
                                                                   ------------
                                                                      2,022,094
                                                                   ------------
REAL ESTATE MANAGEMENT & DEVELOPMENT -- 0.5%
Alto Palermo S.A. 11.000%, due 06/11/12 (144A) (b)        150,000        73,500
Forest City Enterprises, Inc. 7.625%, due 06/01/15      1,560,000       678,600
WEA Finance LLC 7.125%, due 04/15/18 (144A) (b)         1,320,000     1,032,875
                                                                   ------------
                                                                      1,784,975
                                                                   ------------
ROAD & RAIL -- 0.9%
Burlington Northern Santa Fe Corp. 5.750%, due
   03/15/18                                               650,000       642,605
Kansas City Southern de Mexico S.A. de C.V.
   7.625%, due 12/01/13                                   510,000       415,650
   7.375%, due 06/01/14                                   780,000       620,100

MET INVESTORS SERIES TRUST
PIONEER STRATEGIC INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2009
(Percentage of Net Assets)

Kansas City Southern Railway 8.000%, due 06/01/15
   (d)                                               $  1,025,000  $    853,312
Union Pacific Corp. 7.875%, due 01/15/19                  325,000       359,038
                                                                   ------------
                                                                      2,890,705
                                                                   ------------
SOFTWARE -- 0.5%
First Data Corp. 9.875%, due 09/24/15 (d)               2,695,000     1,590,050
                                                                   ------------
SPECIALTY RETAIL -- 0.9%
Brown Shoe Co., Inc. 8.750%, due 05/01/12                 555,000       452,325
Edcon Proprietary, Ltd. 4.900%, due 06/15/14
   (144A) (m)(a)(b)                                       625,000       314,937
Inergy LP/Inergy Finance Corp. 8.250%, due
   03/01/16                                               355,000       339,025
Sally Holdings LLC/ Sally Capital, Inc.
   9.250%, due 11/15/14 (d)                             1,315,000     1,252,538
   10.500%, due 11/15/16 (d)                              500,000       440,000
                                                                   ------------
                                                                      2,798,825
                                                                   ------------
TEXTILES, APPAREL & LUXURY GOODS -- 0.0%
INVISTA, Inc. 9.250%, due 05/01/12 (144A) (b)             145,000       130,500
                                                                   ------------
THRIFTS & MORTGAGE FINANCE -- 0.0%
Western Financial Bank 9.625%, due 05/15/12                90,000        89,915
                                                                   ------------
TOBACCO -- 0.3%
Alliance One International, Inc.
   8.500%, due 05/15/12                                   355,000       303,525
   11.000%, due 05/15/12                                  595,000       556,325
                                                                   ------------
                                                                        859,850
                                                                   ------------
TRADING COMPANIES & DISTRIBUTORS -- 0.4%
GATX Corp. 6.000%, due 02/15/18                         1,645,000     1,338,328
                                                                   ------------
TRANSPORTATION -- 0.1%
Stena A.B. 6.125%, due 02/01/17 (144A) (m)(b)             460,000       308,042
                                                                   ------------
UTILITIES -- 0.5%
Coso Geothermal Power Holdings 7.000%, due
   07/15/26 (144A) (b)                                  1,679,550     1,365,978
PNM Resources, Inc. 9.250%, due 05/15/15                  460,000       408,825
                                                                   ------------
                                                                      1,774,803
                                                                   ------------
WIRELESS TELECOMMUNICATION SERVICES -- 0.5%
   MetroPCS Wireless, Inc. 9.250%, due 11/01/14
   (144A) (b)                                             705,000       683,850
Telesat Canada/Telesat LLC 12.500%, due 11/01/17
   (144A) (b)                                           1,170,000       871,650
                                                                   ------------
                                                                      1,555,500
                                                                   ------------
Total Domestic Bonds & Debt Securities
   (Cost $219,238,384)                                              161,708,060
                                                                   ------------
U.S. GOVERNMENT & AGENCY OBLIGATIONS -- 22.8%
Federal Home Loan Mortgage Corp.
   7.094%, due 01/15/17 (a)(i)                            115,252         6,606
   4.500%, due 07/01/20-04/01/22                        5,468,856     5,637,718
   0.000%, due 06/15/30 (j)                                23,004        18,965
   6.000%, due 12/01/31 (i)                               220,451        29,772
   5.500%, due 03/15/32 (i)                               208,321        21,726
   7.444%, due 03/15/32 (a)(i)                            118,998        12,680
   5.000%, due 12/01/21-05/01/37                        4,752,110     4,915,397
   6.000%, due 06/01/35                                   361,935       379,031
   STRIPS 0.000%,  06/01/31 (j)                            23,382        19,537
Federal National Mortgage Assoc.
   5.000%, due 03/25/17 (i)                               243,730        12,240
   7.178%, due 03/25/18 (a)(i)                            262,510        25,955
   4.500%, due 11/01/18-07/01/35                        3,144,959     3,235,875
   5.500%, due 12/01/18-03/01/25                          686,246       715,772
   5.000%, due 02/01/20-01/01/38                       12,119,809    12,570,720

MET INVESTORS SERIES TRUST
PIONEER STRATEGIC INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2009
(Percentage of Net Assets)

   0.000%, due 09/17/29 (j)                          $     11,501  $     10,174
   7.500%, due 01/01/30-01/25/42                          329,958       351,918
   7.000%, due 11/25/31-12/25/41                            3,433         3,674
   6.000%, due 01/01/32-04/25/33 (i)                      255,329        33,977
   6.578%, due 01/25/32 (a)(i)                            396,488        20,154
   7.578%, due 03/25/32 (a)(i)                            113,964        13,033
   7.478%, due 09/25/32-10/25/32 (a)(i)                   101,808        11,154
   6.478%, due 02/25/33 (a)(i)                            670,737        61,611
   4.000%, due 07/01/18                                   841,239       863,157
   6.500%, due 12/01/36-10/01/37                        1,532,282     1,616,218
   6.000%, due 11/01/37-07/01/38                        9,173,622     9,593,533
   STRIPS 5.500%,  01/01/33 (i)                           359,208        40,609
Government National Mortgage Assoc.
   5.000%, due 10/15/18-08/20/34                          339,040       355,043
   5.500%, due 08/15/19-01/15/37                       11,035,342    11,516,797
   6.000%, due 02/15/24-05/20/32                           93,098        97,573
   6.500%, due 11/15/32                                     6,426         6,835
   4.500%, due 09/15/33-10/15/35                        4,659,054     4,777,102
U.S. Treasury Bond
   5.000%, due 05/15/37 (d)                               248,000       308,605
   4.500%, due 05/15/38 (d)                             4,360,000     5,091,665
U.S. Treasury Inflation Index Note 2.500%, due
   07/15/16 (d)                                         3,658,795     3,918,343
U.S. Treasury Note
   4.250%, due 08/15/13 (d)                             1,100,000     1,232,860
   3.875%, due 05/15/18                                   100,000       110,344
   4.375%, due 02/15/38 (d)                             1,200,000     1,363,501
U.S. Treasury STRIPS
   3.954%, due 05/15/13 (d)(k)                          1,000,000       933,437
   3.972%, due 11/15/12 (k)                             5,000,000     4,772,694
                                                                   ------------
Total U.S. Government & Agency Obligations
   (Cost $71,477,868)                                                74,706,005
                                                                   ------------
FOREIGN BONDS & DEBT SECURITIES -- 5.5%
BRAZIL -- 0.2%
Banco Nacional de Desenvolvimento Economico e
   Social 8.000%, due 04/28/10 (m)                    780,000,000       546,731
                                                                   ------------
CANADA -- 0.7%
Government of Canada 5.500%, due 06/01/10 (o)             330,000       276,454
Province of Ontario 5.500%, due 04/23/13 (p)            3,000,000     2,095,784
                                                                   ------------
                                                                      2,372,238
                                                                   ------------
COLOMBIA -- 0.2%
Republic of Colombia 9.750%, due 04/23/09-04/09/11        620,854       663,793
                                                                   ------------
                                                                        663,793
                                                                   ------------
FRANCE -- 1.4%
France Government Bond OAT 3.750%, due 04/25/17
   (m)                                                  3,395,000     4,634,232
                                                                   ------------
JAPAN -- 0.8%
Japanese Government CPI Linked Bond 1.100%, due
   12/10/16 (q)                                       300,900,000     2,626,523
                                                                   ------------
MEXICO -- 0.0%
United Mexican States 7.500%, due 01/14/12                 84,000        92,400
                                                                   ------------
NETHERLANDS -- 0.1%
Kingdom of the Netherlands 5.000%, due 07/15/12
   (m)                                                    130,000       187,573
                                                                   ------------
NORWAY -- 0.6%
Government of Norway
   5.500%, due 05/15/09 (n)                             2,200,000       327,453

MET INVESTORS SERIES TRUST
PIONEER STRATEGIC INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2009
(Percentage of Net Assets)
   6.000%, due 05/16/11 (n)                          $  9,460,000  $  1,515,211
                                                                   ------------
                                                                      1,842,664
                                                                   ------------
PERU -- 0.1%
Republic of Peru 7.125%, due 03/30/19                     400,000       409,300
                                                                   ------------
RUSSIA -- 0.3%
Russian Federation
   8.250%, due 03/31/10 (144A)(b)                          13,336        13,756
   7.500%, due 03/31/30 (144A)(b)                       1,173,550     1,109,005
                                                                   ------------
                                                                      1,122,761
                                                                   ------------
SWEDEN -- 1.1%
Kingdom of Sweden
   5.250%, due 03/15/11 (r)                            14,240,000     1,863,966
   5.500%, due 10/08/12 (r)                            12,740,000     1,737,172
                                                                   ------------
                                                                      3,601,138
                                                                   ------------
Total Foreign Bonds & Debt Securities
   (Cost $17,632,077)                                                18,099,353
                                                                   ------------
CONVERTIBLE BONDS -- 6.0%
CAPITAL MARKETS -- 0.2%
Affiliated Managers Group, Inc. 3.950%, due
   08/15/38 (144A) (b)                                    915,000       650,794
                                                                   ------------
COMMERCIAL BANKS -- 0.1%
National City Corp. 4.000%, due 02/01/11                  485,000       444,381
                                                                   ------------
DIVERSIFIED TELECOMMUNICATION SERVICES -- 0.5%
Qwest Communications International, Inc. 3.500%,
   due 11/15/25                                         1,680,000     1,558,200
                                                                   ------------
ELECTRICAL EQUIPMENT & SERVICES -- 0.4%
General Cable Corp. 1.000%, due 10/15/12                1,870,000     1,334,712
                                                                   ------------
ELECTRONIC EQUIPMENT, INSTRUMENTS &
   COMPONENTS -- 0.6%
Anixter International, Inc. 1.000%, due 02/15/13        1,410,000     1,075,125
Flextronics International, Ltd. 1.000%, due
   08/01/10                                               160,000       147,600
L-1 Identity Solutions, Inc. 3.750%, due 05/15/27       1,355,000       894,300
                                                                   ------------
                                                                      2,117,025
                                                                   ------------
ENERGY EQUIPMENT & SERVICES -- 0.7%
Transocean, Ltd.
   1.625%, due 12/15/37                                   540,000       498,825
   Series B 1.500%, 12/15/37                            2,025,000     1,746,562
                                                                   ------------
                                                                      2,245,387
                                                                   ------------
HEALTH CARE PROVIDERS & SERVICES -- 0.7%
LifePoint Hospitals, Inc.
   3.500%, due 05/15/14                                 1,550,000     1,108,250
   3.250%, due 08/15/25                                   315,000       237,825
Omnicare, Inc. 3.250%, due 12/15/35                     1,675,000     1,105,500
                                                                   ------------
                                                                      2,451,575
                                                                   ------------
HOTELS, RESTAURANTS & LEISURE -- 0.3%
Scientific Games Corp. 0.750%, due 12/01/24               910,000       834,925
                                                                   ------------
INTERNET SOFTWARE & SERVICES -- 0.0%
Cybernet Internet Services International, Inc.
   13.000%, due 08/15/09 (144A) (c)(f)(g)                 440,000             0
                                                                   ------------
MACHINERY -- 0.0%
Greenbrier Co., Inc. (The) 2.375%, due 05/15/26           115,000        43,269
                                                                   ------------
MARINE -- 0.3%
Horizon Lines, Inc. 4.250%, due 08/15/12                1,725,000       834,469
                                                                   ------------

MET INVESTORS SERIES TRUST
PIONEER STRATEGIC INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2009
(Percentage of Net Assets)

OIL, GAS & CONSUMABLE FUELS -- 0.7%
Chesapeake Energy Corp. 2.500%, due 05/15/37         $    880,000  $    583,000
Massey Energy Co. 3.250%, due 08/01/15                  3,030,000     1,871,025
                                                                   ------------
                                                                      2,454,025
                                                                   ------------
PAPER & FOREST PRODUCTS -- 0.1%
Sino-Forest Corp. 5.000%, due 08/01/13 (144A) (b)         500,000       335,625
                                                                   ------------
PHARMACEUTICALS -- 0.2%
Mylan, Inc. 1.250%, due 03/15/12                          810,000       697,613
                                                                   ------------
TELECOMMUNICATION SERVICES - DIVERSIFIED -- 0.3%
GCI, Inc. 7.250%, due 02/15/14                            960,000       844,800
                                                                   ------------
TRADING COMPANIES & DISTRIBUTORS -- 0.3%
WESCO International, Inc. 1.750%, due 11/15/26          1,205,000       852,537
                                                                   ------------
WIRELESS TELECOMMUNICATION SERVICES -- 0.6%
NII Holdings, Inc. 3.125%, due 06/15/12                 2,725,000     1,907,500
                                                                   ------------
Total Convertible Bonds (Cost $19,345,040)                           19,606,837
                                                                   ------------
LOAN PARTICIPATION -- 4.7%
Accuride Corp. 8.000%, due 01/31/12 (a)                   750,000       428,036
Aeroflex 4.467%, due 08/15/14 (a)                         588,088       382,257
Algoma Steel, Inc. 3.020%, due 06/20/14 (a)               956,410       518,853
AmWINS Group, Inc. 3.790%, due 06/11/13 (a)               639,366       382,021
Calpine Corp. 4.095%, due 03/31/14 (a)                  1,032,048     1,003,698
Centennial Cellular Operating 3.220%, due 02/09/11
   (a)                                                    321,140       317,803
Ceva Group Plc 3.518%, due 11/04/13 (a)                   389,406       239,485
Charter Communications 7.250%, due 03/06/14 (a)           277,200       256,410
Flextronics International, Ltd.
   6.500%, due 05/15/13                                   385,000       344,575
   3.172%, due 10/01/14 (a)                             1,032,931       677,086
   5.041%, due 10/01/14 (a)                               296,819       194,565
Freescale Semiconductor, Inc. 12.500%, due
   12/15/14 (a)                                           336,295       180,338
Fresenius Medical Care AG & Co. 6.750%, due
   08/22/14 (a)                                           129,979       128,842
Fresenius Se 6.750%, due 08/20/14                          70,021        69,321
H3C Holdings, Ltd. 4.794%, due 09/28/12 (a)               487,300       382,531
Hudson Products Holdings 8.000%, due 08/24/15             771,125       543,643
Ineos U.S. Finance
   7.501%, due 12/16/13 (a)                               117,685        45,603
   8.010%, due 12/14/14 (a)                               117,672        44,274
Intelsat Jackson Holdings, Ltd. 4.435%, due
   02/01/14 (a)                                           450,000       330,750
Inverness Medical Innovations 4.758%, due 06/26/15
   (a)                                                  1,000,000       820,000
J.G. Wentworth LLC 5.051%, due 03/01/14 (a)               650,000        86,668
Jarden Corp. 3.725%, due 01/24/12 (a)                     491,251       448,267
Kansas City Railway 2.990%, due 04/28/13 (a)              161,434       135,336
Knology, Inc. 2.747%, due 04/30/12 (a)                    813,226       689,209
L 1 Identity Solutions, Inc. 6.750%, due 07/29/13
   (a)                                                    372,450       357,552
Life Techonolgies Corp. 5.250%, due 06/11/16 (a)          437,800       434,335
New World Gaming Partners 5.283%, due 06/28/14-
   07/16/14                                             1,433,106       784,625
Niagra 5.680%, due 06/29/14 (a)                           440,616       247,847
NRG Energy, Inc.
   1.120%, due 02/01/13 (a)                               121,955       110,249
   2.720%, due 02/01/13 (a)                               228,152       206,251
Sally Holdings LLC 3.060%, due 11/18/13 (a)               243,255       208,996
Scitor Corp. 4.770%, due 09/28/14 (a)                     104,316        91,277
Stratos Global Corp. 3.720%, due 02/13/12 (a)             939,394       854,848
Sun Healthcare Bank
   1.120%, due 04/12/14 (a)                                80,460        69,045

MET INVESTORS SERIES TRUST
PIONEER STRATEGIC INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2009
(Percentage of Net Assets)

   3.793%, due 04/12/14 (a)                          $    385,102  $    330,467
SunGuard Data Systems, Inc. 6.750%, due 02/28/14
   (a)                                                    298,500       283,390
Synagro Technologies, Inc. 2.570%, due 04/02/14
   (a)                                                    246,859       154,287
Telesat Canada
   4.160%, due 10/23/14 (a)                             1,274,632     1,119,624
   4.220%, due 10/23/14 (a)                               109,478        96,165
URS Corp. 3.685%, due 05/01/13 (a)                        309,580       290,488
USI Holdings Corp. 3.970%, due 04/30/14 (a)               343,875       208,044
Wrigley Jr. Co. 6.500%, due 07/25/14 (a)                  790,000       783,881
                                                                   ------------
Total Loan Participation (Cost $20,322,801)                          15,280,942
                                                                   ------------

SECURITY DESCRIPTION                                       SHARES      VALUE
--------------------                                       ------  ------------
COMMON STOCKS -- 0.1%
AIRLINES -- 0.0%
UAL Corp. (144A)* (c)(d)                                      542         2,428
                                                                   ------------
BUILDING PRODUCTS -- 0.0%
Owens Corning, Inc. *(d)                                    2,967        26,822
                                                                   ------------
CHEMICALS -- 0.0%
Sterling Chemicals, Inc. *                                     35           350
                                                                   ------------
COMMERCIAL & PROFESSIONAL SERVICES -- 0.0%
Comdisco Holding Co., Inc. *                                   83           589
Loewen Group, Inc. (144A) (c)(g)                           20,000             2
                                                                   ------------
                                                                            591
                                                                   ------------
DIVERSIFIED FINANCIAL SERVICES -- 0.0%
Leucadia National Corp. *                                      26           387
Outsourcing Solutions, Inc. (144A) (c)(g)                     270         1,147
                                                                   ------------
                                                                          1,534
                                                                   ------------
DIVERSIFIED TELECOMMUNICATION SERVICES -- 0.0%
Cincinnati Bell, Inc. *(d)                                     35            81
Ionex Communications, Inc. (144A) (c)(g)                      175             0
                                                                   ------------
                                                                             81
                                                                   ------------
FOOD PRODUCTS -- 0.0%
Smithfield Foods, Inc. *                                    2,165        20,481
                                                                   ------------
INSURANCE -- 0.0%
Conseco, Inc. *                                             5,666         5,213
                                                                   ------------
MEDIA -- 0.0%
Knology, Inc. *(d)                                             99           408
                                                                   ------------
PAPER & FOREST PRODUCTS -- 0.0%
Ainsworth Lumber Co., Ltd. (144A)* (b)                     46,081        86,953
                                                                   ------------
TEXTILES, APPAREL & LUXURY GOODS -- 0.0%
Polymer Group, Inc. - Class A *                               136           632
                                                                   ------------
WIRELESS TELECOMMUNICATION SERVICES -- 0.1%
American Tower Corp. - Class A *                            1,973        60,038
iPCS, Inc. *                                                5,531        53,706
USA Mobility, Inc. (d)                                          4            37
                                                                   ------------
                                                                        113,781
                                                                   ------------
Total Common Stocks (Cost $875,876)                                     259,274
                                                                   ------------
PREFERRED STOCKS -- 0.0%
CONSTRUCTION MATERIALS -- 0.0%
US Airways Group, Inc. - Class A (144A) (c)(g)                 16             0
                                                                   ------------
INTERNET SOFTWARE & SERVICES -- 0.0%
PTV, Inc., Series A 10.000%, due 01/10/23                       1             0
                                                                   ------------
Total Preferred Stocks (Cost $0)                                              0
                                                                   ------------

MET INVESTORS SERIES TRUST
PIONEER STRATEGIC INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2009
(Percentage of Net Assets)

CONVERTIBLE PREFERRED STOCKS -- 0.4%
DIVERSIFIED FINANCIAL SERVICES -- 0.3%
Bank of America Corp. 7.250%                                2,455  $  1,042,147
                                                                   ------------
METALS & MINING -- 0.1%
Freeport-McMoRan Copper & Gold, Inc. 6.750%, due
   05/01/10  (d)                                            6,100       393,877
LTV Corp. (144A) 8.250%  (144A)* (c)(f)(g)                  7,000             0
                                                                   ------------
                                                                        393,877
                                                                   ------------
Total Convertible Preferred Stocks (Cost $2,583,355)                  1,436,024
                                                                   ------------
WARRANTS -- 0.0%
AIRLINES -- 0.0%
KMC Telecom Holdings, Inc., expires 1/31/08 (144A)*
   (c)(g)                                                     250             0
US Airways Group, Inc. - Class A1, expires 4/01/10
   (144A)* (c)(g)                                              16             0
                                                                   ------------
                                                                              0
                                                                   ------------
BUILDING PRODUCTS -- 0.0%
Dayton Superior Corp., expires 6/15/09 (144A)*
   (c)(g)                                                     210             0
                                                                   ------------
CHEMICALS -- 0.0%
Solutia, Inc., expires 7/15/09 (144A)*  (c)(g)                 18             0
                                                                   ------------
FOREIGN GOVERNMENT -- 0.0%
Republic of Venezuela, expires 4/15/20 (144A)* (c)          1,700        27,200
                                                                   ------------
LIFE SCIENCES TOOLS & SERVICES -- 0.0%
Mediq, Inc., expires 6/1/09 (144A)*  (c)(g)                   110             0
                                                                   ------------
MEDIA -- 0.0%
MDP Acquisitions Plc, expires 10/01/13 (144A)*  (b)            42           412
Sirius XM Radio, Inc. expires 3/15/10 (144A)*
   (b)(g)                                                     100         6,451
                                                                   ------------
                                                                          6,863
                                                                   ------------
TELECOMMUNICATION SERVICES - DIVERSIFIED -- 0.0%
COLO.COM, Inc., expires 3/15/10 (144A)* (c)(g)                220             0
                                                                   ------------
Total Warrants (Cost $45,747)                                            34,063
                                                                   ------------
ESCROWED SHARES -- 0.0%
Vlasic Foods International, Inc. 0.000%, due
   01/01/49 (144A) (c)(g) (Cost $0)                       190,660         6,902
                                                                   ------------

                                                          PAR
SECURITY DESCRIPTION                                     AMOUNT        VALUE
--------------------                                  -----------  -------------
SHORT-TERM INVESTMENT -- 3.4%
State Street Navigator Securities Lending Trust
   Prime Portfolio(l) (Cost -- $11,194,165)           $11,194,165    11,194,165
                                                                   ------------
TOTAL INVESTMENTS -- 101.7% (Cost $401,782,458#)                    334,019,683
                                                                   ------------
Other Assets and Liabilities (net) -- (1.7)%                         (5,584,661)
                                                                   ------------
TOTAL NET ASSETS -- 100.0%                                         $328,435,022
                                                                   ============

PORTFOLIO FOOTNOTES:

*    Non-income producing security.

# Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes, are $8,135,971 and $75,898,746 respectively, resulting in a net unrealized depreciation of $67,762,775.

(a) Variable or floating rate security. The stated rate represents the rate at March 31, 2009.

(b) Securities that may be resold to "qualified institutional buyers" under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended. These securities have been determined to be liquid under the guidelines established by the Board of Trustees. These securities represent in the aggregate $67,241,792 of net assets.

(c) Securities that may be resold to "qualified institutional buyers" under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended. These securities have been determined to be illiquid by the Portfolio's adviser. These securities represent in the aggregate $83,002 of net assets.

(d) A portion or all of the security was held on loan. As of March 31, 2009 the market value of securities loaned was $10,965,898 and the collateral received consisted of cash in the amount of $11,194,165. The cash collateral is invested in a money market fund manged by an affiliate of the custodian.

(e) Payment-in-kind security for which part of the income earned may be paid as additional principal.

(f)  Security is in default and/or issuer is in bankruptcy.

MET INVESTORS SERIES TRUST
PIONEER STRATEGIC INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2009
(Percentage of Net Assets)

(g) Security valued at fair value as determined in good faith by or under the direction of the Board of Trustees.

(h) Security is a "step-up" bond where coupon increases or steps up at a predetermined date. Rates shown are current coupon and next coupon rate when security steps up.

(i)  Interest only security.

(j)  Principal only security.

(k)  Zero coupon bond - Interest rate represents current yield to maturity.

(l) Represents investment of collateral received from securities lending transactions.

(m)  Par shown in Euro Currency. Value is shown in USD.

(n)  Par shown in Norwegian Krone. Value is shown in USD.

(o)  Par shown in Canadian Dollar. Value is shown in USD.

(p)  Par shown in Australian Dollar. Value is shown in USD.

(q)  Par shown in Japanese Yen. Value is shown in USD.

(r)  Par shown in Swedish Krona. Value is shown in USD.

Forward Foreign Currency Contracts to Sell:

                                                               Net Unrealized
                    Contracts       Value at      In Exchange  Appreciation/
Settlement Date     to Deliver    March 31, 2009   for U.S.$   (Depreciation)
---------------  ---------------  --------------  -----------  --------------
   4/14/2009       2,647,000 AUD     $1,830,978   $1,716,818      $(114,160)
    5/4/2009       7,000,000 EUR      9,281,795    9,208,780        (73,015)
    4/6/2009     193,500,000 JPY      1,951,586    1,970,589         19,003
                                                                  ---------
                                                                  $(168,172)
                                                                  =========

AUD - Australian Dollar
EUR - Euro Dollar
JPY - Japanese Yen

The following table summarizes the credit composition of the portfolio holdings of the Pioneer Strategic Income Portfolio at March 31, 2009, based upon credit quality ratings issued by Standard & Poor's. For securities not rated by Standard & Poor's, the equivalent Moody's rating is used.

                                                     PERCENT OF
PORTFOLIO COMPOSITION BY CREDIT QUALITY (UNAUDITED)  PORTFOLIO
---------------------------------------------------------------
AAA                                                     32.26%
AA                                                       3.82
A                                                        6.22
BBB                                                     15.77
BB                                                      13.56
B                                                       15.41
Below B                                                  4.50
Equities/Other                                           8.46
                                                       ------
Total:                                                 100.00%
                                                       ======

FAS 157 VALUATION DISCLOSURE

The Portfolio adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157), effective with the beginning of the Portfolio's fiscal year. FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements. Management has evaluated the application of FAS 157 to the Portfolio and has determined that the adoption of FAS 157 does not have a material impact on the Portfolio's financial statements. The three levels of the hierarchy under FAS 157 are described below:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio's net assets as of March 31, 2009:

                                                INVESTMENTS IN   SHORT SALES   OTHER FINANCIAL
VALUATION INPUTS                                  SECURITIES       AT VALUE      INSTRUMENTS*
-----------------------------------------------------------------------------------------------
LEVEL 1 - QUOTED PRICES                          $ 19,907,280         $0           $       0
LEVEL 2 - OTHER SIGNIFICANT OBSERVABLE INPUTS     314,097,887          0            (168,172)
LEVEL 3 - SIGNIFICANT UNOBSERVABLE INPUTS              14,516          0                   0
-----------------------------------------------------------------------------------------------
TOTAL                                            $334,019,683                      $(168,172)

FAS 157 LEVEL 3 RECONCILIATION DISCLOSURE

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

                                                      INVESTMENTS IN   SHORT SALES   OTHER FINANCIAL
                                                        SECURITIES       AT VALUE       INSTRUMENTS
-----------------------------------------------------------------------------------------------------
BALANCE AS OF JANUARY 1, 2009                              $ 7,600          $0            $0
   Accrued discounts/premiums                                    0           0             0
   Realized Gain (Loss)                                      6,916           0             0
   Change in unrealized appreciation (depreciation)              0           0             0
   Net Purchases (Sales)                                         0           0             0
   Transfers In (Out) of Level 3                                 0           0             0
-----------------------------------------------------------------------------------------------------
BALANCE AS OF MARCH 31, 2009                               $14,516          $0            $0

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument.

MET INVESTORS SERIES TRUST
RAINIER LARGE CAP EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited)
March 31, 2009
(Percentage of Net Assets)

SECURITY DESCRIPTION                                                   SHARES         VALUE
-----------------------------------------------------------------   -----------   ------------
COMMON STOCKS -- 97.0%
AEROSPACE & DEFENSE -- 5.5%
Boeing Co. (The)                                                         81,915   $  2,914,536
ITT Corp.                                                               120,495      4,635,443
Precision Castparts Corp.                                               130,730      7,830,727
Raytheon Co.                                                            177,325      6,905,035
United Technologies Corp.                                               137,655      5,916,412
                                                                                  ------------
                                                                                    28,202,153
                                                                                  ------------
AIR FREIGHT & LOGISTICS -- 1.4%
Expeditors International of Washington, Inc.                             89,410      2,529,409
FedEx Corp.                                                             105,905      4,711,713
                                                                                  ------------
                                                                                     7,241,122
                                                                                  ------------
AIRLINES -- 0.5%
Delta Air Lines, Inc. *                                                 500,030      2,815,169
                                                                                  ------------
BEVERAGES -- 2.0%
PepsiCo, Inc.                                                           204,965     10,551,598
                                                                                  ------------
BIOTECHNOLOGY -- 4.4%
Celgene Corp. *                                                          96,240      4,273,056
Cephalon, Inc. *                                                         29,785      2,028,358
Genzyme Corp. *                                                          53,095      3,153,312
Gilead Sciences, Inc. *                                                 284,730     13,188,694
                                                                                  ------------
                                                                                    22,643,420
                                                                                  ------------
CAPITAL MARKETS -- 2.9%
Charles Schwab Corp. (The)                                              218,470      3,386,285
Morgan Stanley                                                          321,755      7,326,361
Northern Trust Corp.                                                     69,425      4,153,004
                                                                                  ------------
                                                                                    14,865,650
                                                                                  ------------
CHEMICALS -- 3.3%
Monsanto Co.                                                             99,925      8,303,767
Mosaic Co. (The)                                                         54,075      2,270,069
Praxair, Inc.                                                            94,265      6,343,092
                                                                                  ------------
                                                                                    16,916,928
                                                                                  ------------
COMMERCIAL & PROFESSIONAL SERVICES -- 1.5%
Iron Mountain, Inc. *                                                   127,350      2,823,350
Republic Services, Inc.                                                 276,510      4,742,146
                                                                                  ------------
                                                                                     7,565,496
                                                                                  ------------
COMMERCIAL BANKS -- 0.8%
Wells Fargo & Co.                                                       285,385      4,063,882
                                                                                  ------------
COMMUNICATIONS EQUIPMENT -- 3.4%
Cisco Systems, Inc. *                                                   497,970      8,350,957
QUALCOMM, Inc.                                                          239,340      9,312,719
                                                                                  ------------
                                                                                    17,663,676
                                                                                  ------------
COMPUTERS & PERIPHERALS -- 5.1%
Apple, Inc. *                                                           113,985     11,982,103
EMC Corp. *                                                             463,425      5,283,045
Hewlett-Packard Co.                                                     286,660      9,190,320
                                                                                  ------------
                                                                                    26,455,468
                                                                                  ------------
CONSTRUCTION & ENGINEERING -- 0.6%
Foster Wheeler AG *                                                     168,800      2,948,936
                                                                                  ------------
CONTAINERS & PACKAGING -- 0.7%
Crown Holdings, Inc. *                                                  168,090      3,820,686
                                                                                  ------------

MET INVESTORS SERIES TRUST
RAINIER LARGE CAP EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2009
(Percentage of Net Assets)

DIVERSIFIED FINANCIAL SERVICES -- 0.9%
JPMorgan Chase & Co.                                                    174,805   $  4,646,317
                                                                                  ------------
ELECTRIC UTILITIES -- 1.5%
Allegheny Energy, Inc.                                                  156,745      3,631,782
Entergy Corp.                                                            63,710      4,338,014
                                                                                  ------------
                                                                                     7,969,796
                                                                                  ------------
ELECTRICAL EQUIPMENT -- 1.4%
ABB, Ltd. (ADR)                                                         355,955      4,962,013
Emerson Electric Co.                                                     70,895      2,026,179
                                                                                  ------------
                                                                                     6,988,192
                                                                                  ------------
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS -- 0.3%
Trimble Navigation, Ltd. *                                              107,170      1,637,558
                                                                                  ------------
ENERGY EQUIPMENT & SERVICES -- 2.6%
Transocean, Ltd. *                                                      226,594     13,332,791
                                                                                  ------------
FOOD & STAPLES RETAILING -- 5.2%
CVS Caremark Corp.                                                      393,125     10,807,006
Kroger Co. (The)                                                        302,690      6,423,082
Wal-Mart Stores, Inc.                                                   186,225      9,702,323
                                                                                  ------------
                                                                                    26,932,411
                                                                                  ------------
FOOD PRODUCTS -- 1.3%
ConAgra Foods, Inc.                                                     204,375      3,447,806
J.M. Smucker Co. (The)                                                   91,850      3,423,250
                                                                                  ------------
                                                                                     6,871,056
                                                                                  ------------
HEALTH CARE EQUIPMENT & SUPPLIES -- 2.3%
Baxter International, Inc.                                              147,805      7,570,572
Becton, Dickinson & Co.                                                  30,870      2,075,699
Hologic, Inc. *                                                         166,130      2,174,642
                                                                                  ------------
                                                                                    11,820,913
                                                                                  ------------
HEALTH CARE PROVIDERS & SERVICES -- 2.1%
Aetna, Inc.                                                             217,530      5,292,505
Express Scripts, Inc. *                                                 124,825      5,763,170
                                                                                  ------------
                                                                                    11,055,675
                                                                                  ------------
HOTELS, RESTAURANTS & LEISURE -- 2.3%
Darden Restaurants, Inc.                                                180,100      6,170,226
McDonald's Corp.                                                        100,650      5,492,470
                                                                                  ------------
                                                                                    11,662,696
                                                                                  ------------
HOUSEHOLD PRODUCTS -- 2.3%
Colgate-Palmolive Co.                                                    54,150      3,193,767
Procter & Gamble Co. (The)                                              187,740      8,840,677
                                                                                  ------------
                                                                                    12,034,444
                                                                                  ------------
INSURANCE -- 3.0%
ACE, Ltd.                                                               206,710      8,351,084
Aon Corp.                                                               109,900      4,486,118
Assurant, Inc.                                                          120,425      2,622,856
                                                                                  ------------
                                                                                    15,460,058
                                                                                  ------------
INTERNET SOFTWARE & SERVICES -- 1.9%
Google, Inc. - Class A *                                                 28,875     10,050,232
                                                                                  ------------
IT SERVICES -- 2.5%
MasterCard, Inc. - Class A                                               23,355      3,911,495
Paychex, Inc.                                                           109,660      2,814,972

MET INVESTORS SERIES TRUST
RAINIER LARGE CAP EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2009
(Percentage of Net Assets)

Visa, Inc. - Class A                                                    115,794   $  6,438,147
                                                                                  ------------
                                                                                    13,164,614
                                                                                  ------------
LIFE SCIENCES TOOLS & SERVICES -- 0.5%
Qiagen N.V. *                                                           157,010      2,505,880
                                                                                  ------------
MACHINERY -- 0.3%
Bucyrus International, Inc.                                             100,600      1,527,108
                                                                                  ------------
MEDIA -- 2.1%
DIRECTV Group, Inc. (The) *                                             468,155     10,669,252
                                                                                  ------------
MULTI-UTILITIES -- 2.4%
Wisconsin Energy Corp.                                                   83,855      3,452,310
Xcel Energy, Inc.                                                       466,805      8,696,577
                                                                                  ------------
                                                                                    12,148,887
                                                                                  ------------
MULTILINE RETAIL -- 1.5%
Kohl's Corp. *                                                          183,460      7,764,027
                                                                                  ------------
OIL, GAS & CONSUMABLE FUELS -- 8.7%
Chevron Corp.                                                           167,245     11,245,554
CONSOL Energy, Inc.                                                     154,265      3,893,649
Devon Energy Corp.                                                      229,035     10,235,574
Exxon Mobil Corp.                                                        73,490      5,004,669
Total S.A. (ADR)                                                        295,425     14,493,550
                                                                                  ------------
                                                                                    44,872,996
                                                                                  ------------
PERSONAL PRODUCTS -- 0.9%
Avon Products, Inc.                                                     253,545      4,875,670
                                                                                  ------------
PHARMACEUTICALS -- 4.7%
Abbott Laboratories                                                     239,840     11,440,368
Allergan, Inc.                                                          116,055      5,542,787
Teva Pharmaceutical Industries, Ltd. (ADR)                              159,565      7,188,403
                                                                                  ------------
                                                                                    24,171,558
                                                                                  ------------
REAL ESTATE INVESTMENT TRUSTS (REITS) -- 1.1%
Annaly Mortgage Management, Inc.                                        406,045      5,631,844
                                                                                  ------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 3.5%
Broadcom Corp. - Class A *                                              340,995      6,813,080
Intel Corp.                                                             420,080      6,322,204
Intersil Corp. - Class A                                                150,360      1,729,140
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)                      374,980      3,356,071
                                                                                  ------------
                                                                                    18,220,495
                                                                                  ------------
SOFTWARE -- 3.6%
Check Point Software Technologies, Ltd. *                               139,120      3,089,855
Microsoft Corp.                                                         226,555      4,161,815
Oracle Corp. *                                                          640,035     11,565,433
                                                                                  ------------
                                                                                    18,817,103
                                                                                  ------------
SPECIALTY RETAIL -- 2.0%
Best Buy Co., Inc.                                                      102,130      3,876,855
Lowe's Cos., Inc.                                                       275,325      5,024,681
O'Reilly Automotive, Inc. *                                              45,570      1,595,406
                                                                                  ------------
                                                                                    10,496,942
                                                                                  ------------
TEXTILES, APPAREL & LUXURY GOODS -- 2.2%
Coach, Inc. *                                                           139,650      2,332,155
NIKE, Inc. - Class B                                                    187,155      8,775,698
                                                                                  ------------
                                                                                    11,107,853
                                                                                  ------------
WIRELESS TELECOMMUNICATION SERVICES -- 1.8%
America Movil S.A.B. de C.V. (ADR)                                       90,135      2,440,856

MET INVESTORS SERIES TRUST
RAINIER LARGE CAP EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2009
(Percentage of Net Assets)

American Tower Corp. - Class A *                                        225,730   $  6,868,964
                                                                                  ------------
                                                                                     9,309,820
                                                                                  ------------
Total Common Stocks (Cost $634,156,025)                                            501,500,372
                                                                                  ------------

                                                                        PAR
SECURITY DESCRIPTION                                                   AMOUNT         VALUE
--------------------                                                -----------   ------------
SHORT-TERM INVESTMENT -- 4.5%
State Street Bank & Trust Co., Repurchase Agreement, dated
   03/31/09 at 0.010% to be repurchased at $23,340,006 on
   04/01/09 collateralized by $23,815,000 U.S. Treasury Bill at
   0.170% due 05/21/09 with a value of $23,810,237.
   (Cost -- $23,340,000)                                            $23,340,000     23,340,000
                                                                                  ------------
TOTAL INVESTMENTS -- 101.5% (Cost $657,496,025#)                                   524,840,372
                                                                                  ------------
Other Assets and Liabilities (net) -- (1.5)%                                        (7,941,054)
                                                                                  ------------
TOTAL NET ASSETS -- 100.0%                                                        $516,899,318
                                                                                  ============

PORTFOLIO FOOTNOTES:

*    Non-income producing security.

# Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes, are $8,340,458 and $140,996,111 respectively, resulting in a net unrealized depreciation of $132,655,653.

ADR - American Depositary Receipt

FAS 157 VALUATION DISCLOSURE
----------------------------

The Portfolio adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157), effective with the beginning of the Portfolio's fiscal year. FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements. Management has evaluated the application of FAS 157 to the Portfolio and has determined that the adoption of FAS 157 does not have a material impact on the Portfolio's financial statements. The three levels of the hierarchy under FAS 157 are described below:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio's net assets as of March 31, 2009:

                                                INVESTMENTS IN   OTHER FINANCIAL
VALUATION INPUTS                                  SECURITIES      INSTRUMENTS*
---------------------------------------------   --------------   ---------------
LEVEL 1 - QUOTED PRICES                          $501,500,372           $0
LEVEL 2 - OTHER SIGNIFICANT OBSERVABLE INPUTS      23,340,000            0
LEVEL 3 - SIGNIFICANT UNOBSERVABLE INPUTS                   0            0
                                                 ------------          ---
TOTAL                                            $524,840,372           $0

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument.

MET INVESTORS SERIES TRUST
RCM TECHNOLOGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited)
March 31, 2009
(Percentage of Net Assets)

SECURITY DESCRIPTION                                                    SHARES        VALUE
------------------------------------------------------------------   -----------   ------------
COMMON STOCKS -- 91.8%
AEROSPACE & DEFENSE -- 0.6%
Lockheed Martin Corp.                                                      3,360   $    231,941
Northrop Grumman Corp.                                                     6,670        291,079
Raytheon Co.                                                               5,390        209,886
                                                                                   ------------
                                                                                        732,906
                                                                                   ------------
CHEMICALS -- 2.3%
Monsanto Co.                                                              36,035      2,994,509
                                                                                   ------------
COMMUNICATIONS EQUIPMENT -- 12.1%
Cisco Systems, Inc.*                                                     323,410      5,423,586
Juniper Networks, Inc.*(a)                                                43,645        657,294
QUALCOMM, Inc.                                                           175,970      6,846,992
Research In Motion, Ltd.*(a)                                              12,470        537,083
Riverbed Technology, Inc.*(a)                                            166,490      2,177,689
                                                                                   ------------
                                                                                     15,642,644
                                                                                   ------------
COMPUTERS & PERIPHERALS -- 21.2%
Apple, Inc.*                                                              59,435      6,247,807
Data Domain, Inc.*(a)                                                     76,345        959,657
Dell, Inc.*                                                               41,975        397,923
EMC Corp.*                                                               224,300      2,557,020
Hewlett-Packard Co.                                                      224,640      7,201,958
International Business Machines Corp.                                     78,605      7,616,038
NetApp, Inc.*                                                             46,415        688,799
SanDisk Corp.(a)                                                         135,260      1,711,039
                                                                                   ------------
                                                                                     27,380,241
                                                                                   ------------
ELECTRICAL EQUIPMENT -- 3.1%
ABB, Ltd.*                                                               112,600      1,569,256
First Solar, Inc.*                                                        18,305      2,429,074
                                                                                   ------------
                                                                                      3,998,330
                                                                                   ------------
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS -- 0.2%
Amphenol Corp. - Class A                                                   9,592        273,276
                                                                                   ------------
ENERGY EQUIPMENT & SERVICES -- 0.0%
Diamond Offshore Drilling, Inc. (a)                                          490         30,801
Weatherford International, Ltd.*                                           2,963         32,801
                                                                                   ------------
                                                                                         63,602
                                                                                   ------------
INTERNET & CATALOG RETAIL -- 1.8%
Amazon.com, Inc.*                                                         31,295      2,298,305
                                                                                   ------------
INTERNET SOFTWARE & SERVICES -- 11.3%
Baidu.com (ADR)*                                                           8,195      1,447,237
Equinix, Inc.*                                                            25,370      1,424,525
Google, Inc. - Class A*                                                   18,260      6,355,576
Netease.com, Inc. (ADR)*(a)                                               96,565      2,592,770
Tencent Holdings, Ltd.                                                    87,100        648,340
Yahoo!, Inc.*                                                            162,855      2,086,173
                                                                                   ------------
                                                                                     14,554,621
                                                                                   ------------
IT SERVICES -- 3.4%
Accenture, Ltd. - Class A                                                 33,830        929,987
Cognizant Technology Solutions Corp. - Class A*                          167,185      3,475,776
                                                                                   ------------
                                                                                      4,405,763
                                                                                   ------------
MACHINERY -- 0.3%
Flowserve Corp.                                                            7,760        435,491
                                                                                   ------------
MEDIA -- 2.7%
Comcast Corp. - Class A                                                  123,555      1,685,290

MET INVESTORS SERIES TRUST
RCM TECHNOLOGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2009
(Percentage of Net Assets)

                                                                     SHARES/PAR
SECURITY DESCRIPTION                                                   AMOUNT         VALUE
--------------------                                               -------------   ------------
DIRECTV Group, Inc. (The)*(a)                                             78,697   $  1,793,505
                                                                                   ------------
                                                                                      3,478,795
                                                                                   ------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 10.2%
Analog Devices, Inc.                                                      90,235      1,738,828
Intel Corp.                                                              224,060      3,372,103
Lam Research Corp.*(a)                                                    42,765        973,759
Linear Technology Corp. (a)                                               39,240        901,735
ON Semiconductor Corp.*(a)                                               490,745      1,913,906
Samsung Electronics Co., Ltd. (GDR) (144A)(b)                              1,870        383,936
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)                       272,645      2,440,173
Texas Instruments, Inc.                                                   91,215      1,505,960
                                                                                   ------------
                                                                                     13,230,400
                                                                                   ------------
SOFTWARE -- 21.0%
Activision Blizzard, Inc.*                                               237,630      2,485,610
BMC Software, Inc.*                                                       55,020      1,815,660
CA, Inc.                                                                  46,295        815,255
Longtop Financial Technologies, Ltd. (ADR)*(a)                             9,428        200,156
McAfee, Inc.*(a)                                                         101,365      3,395,727
Microsoft Corp.                                                          441,960      8,118,805
Nintendo Co., Ltd.                                                         6,800      1,991,258
Oracle Corp.*                                                            397,310      7,179,392
Salesforce.com, Inc.*(a)                                                  34,870      1,141,295
                                                                                   ------------
                                                                                     27,143,158
                                                                                   ------------
WIRELESS TELECOMMUNICATION SERVICES -- 1.6%
American Tower Corp. - Class A*                                           68,490      2,084,151
                                                                                   ------------
Total Common Stocks (Cost $150,855,822)                                             118,716,192
                                                                                   ------------
INVESTMENT COMPANY SECURITIES -- 4.1%
PowerShares QQQ                                                           81,310      2,465,319
Semiconductor HOLDRs Trust (a)                                           151,000      2,823,700
                                                                                   ------------
Total Investment Company Securities (Cost $4,913,301)                                 5,289,019
                                                                                   ------------
SHORT-TERM INVESTMENTS -- 14.2%
State Street Bank & Trust Co., Repurchase Agreement, dated
   03/31/09 at 0.010% to be repurchased at $4,938,001 on 04/01/09 collateralized by $4,965,000 FHLB at 3.000% due 04/15/09 with
   a value of $5,038,979.                                            $ 4,938,000      4,938,000
State Street Navigator Securities Lending Trust Prime Portfolio(c)    13,421,821     13,421,821
                                                                                   ------------
Total Short-Term Investments (Cost $18,359,821)                                      18,359,821
                                                                                   ------------
TOTAL INVESTMENTS -- 110.1% (Cost $174,128,944#)                                    142,365,032
                                                                                   ------------
Other Assets and Liabilities (net) -- (10.1)%                                       (13,004,543)
                                                                                   ------------
TOTAL NET ASSETS -- 100.0%                                                         $129,360,489
                                                                                   ============

PORTFOLIO FOOTNOTES:

*    Non-income producing security.

# Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes, are $2,130,944 and $33,894,856 respectively, resulting in a net unrealized depreciation of $31,763,912.

(a) A portion or all of the security was held on loan. As of March 31, 2009, the market value of securities loaned was $13,087,884 and the collateral received consisted of cash in the amount of $13,421,821. The cash collateral is invested in a money market fund managed by an affiliate of the custodian.

(b) Securities that may be resold to "qualified institutional buyers" under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended. These securities have been determined to be liquid under the guidelines established by the Board of Trustees. These securities represent in the aggregate $383,936 of net assets.

(c) Represents investment of collateral received from securities lending transactions.

ADR - American Depositary Receipt

FHLB - Federal Home Loan Bank

GDR - Global Depositary Receipt

FAS 157 VALUATION DISCLOSURE
----------------------------

The Portfolio adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157), effective with the beginning of the Portfolio's fiscal year. FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements. Management has evaluated the application of FAS 157 to the Portfolio and has determined that the adoption of FAS 157 does not have a material impact on the Portfolio's financial statements. The three levels of the hierarchy under FAS 157 are described below:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio's net assets as of March 31, 2009:

                                                INVESTMENTS IN   SHORT SALES   OTHER FINANCIAL
VALUATION INPUTS                                  SECURITIES      AT VALUE       INSTRUMENTS*
---------------------------------------------   --------------   -----------   ---------------
LEVEL 1 - QUOTED PRICES                          $133,218,178        $0              $0
LEVEL 2 - OTHER SIGNIFICANT OBSERVABLE INPUTS       9,146,854         0               0
LEVEL 3 - SIGNIFICANT UNOBSERVABLE INPUTS                   0         0               0
                                                 ------------       ---             ---
TOTAL                                            $142,365,032        $0              $0

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument.

MET INVESTORS SERIES TRUST
SSGA GROWTH AND INCOME ETF PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited)
March 31, 2009
(Percentage of Net Assets)

                                                                       SHARES/PAR
SECURITY DESCRIPTION                                                      AMOUNT         VALUE
--------------------------------------------------------------------   -----------   ------------
INVESTMENT COMPANY SECURITIES -- 95.9%
iShares Barclays 1-3 Year Credit Bond Fund                                  30,000   $  2,967,000
iShares iBoxx $ Investment Grade Corporate Bond Fund                        34,300      3,228,316
iShares Lehman Treasury Inflation Protected Securities Fund                100,700     10,346,925
iShares MSCI Canada Index Fund                                             124,400      2,047,624
iShares MSCI EAFE Index Fund (a)                                           554,800     20,854,932
iShares S&P 500 Index Fund                                                 280,100     22,301,562
iShares S&P SmallCap 600 Index Fund (a)                                    111,500      4,068,635
SPDR DJ Wilshire International Real Estate ETF (a)                          91,300      2,014,078
SPDR Lehman High Yield Bond ETF                                            833,510     24,538,534
SPDR S&P International Small Cap ETF                                       233,900      3,758,773
SPDR Trust Series 1 (a)                                                    626,100     49,737,384
Vanguard Emerging Markets ETF                                              621,000     14,655,600
Vanguard REIT ETF (a)                                                       88,100      2,139,068
Vanguard Total Bond Market ETF                                             486,600     37,541,190
                                                                                     ------------
Total Investment Company Securities (Cost $250,962,297)                               200,199,621
                                                                                     ------------
SHORT-TERM INVESTMENTS -- 12.0%
Aim Prime Fund                                                         $10,358,455     10,358,455
State Street Navigator Securities Lending Trust Prime Portfolio (b)     14,573,957     14,573,957
                                                                                     ------------
Total Short-Term Investments (Cost $24,932,412)                                        24,932,412
                                                                                     ------------
TOTAL INVESTMENTS -- 107.9% (Cost $275,894,709#)                                      225,132,033
                                                                                     ------------
Other Assets and Liabilities (net) -- (7.9)%                                          (16,403,509)
                                                                                     ------------
TOTAL NET ASSETS -- 100.0%                                                           $208,728,524
                                                                                     ============

PORTFOLIO FOOTNOTES

# Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes, are $510,093 and $51,272,769 respectively, resulting in a net unrealized depreciation of $50,762,676.

(a) A portion or all of the security was held on loan. As of March 31, 2009, the market value of securities loaned was $14,235,137 and the collateral received consisted of cash in the amount of $14,573,957. The cash collateral is invested in a money market fund managed by an affiliate of the custodian.

(b) Represents investment of collateral received from securities lending transactions.

FAS 157 VALUATION DISCLOSURE
----------------------------

The Portfolio adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157), effective with the beginning of the Portfolio's fiscal year. FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements. Management has evaluated the application of FAS 157 to the Portfolio and has determined that the adoption of FAS 157 does not have a material impact on the Portfolio's financial statements. The three levels of the hierarchy under FAS 157 are described below:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio's net assets as of March 31, 2009:

                                                INVESTMENTS IN   OTHER FINANCIAL
VALUATION INPUTS                                  SECURITIES       INSTRUMENTS*
---------------------------------------------   --------------   ---------------
LEVEL 1 - QUOTED PRICES                          $214,773,578          $0
LEVEL 2 - OTHER SIGNIFICANT OBSERVABLE INPUTS      10,358,455           0
LEVEL 3 - SIGNIFICANT UNOBSERVABLE INPUTS                   0           0
                                                 ------------         ---
TOTAL                                            $225,132,033          $0

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument.

MET INVESTORS SERIES TRUST
SSGA GROWTH ETF PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited)
March 31, 2009
(Percentage of Net Assets)

                                                                       SHARES/PAR
SECURITY DESCRIPTION                                                     AMOUNT         VALUE
-------------------------------------------------------------------   -----------   ------------
INVESTMENT COMPANY SECURITIES -- 95.6%
iShares Barclays 1-3 Year Credit Bond Fund                                 25,500   $  2,521,950
iShares iBoxx $ Investment Grade Corporate Bond Fund                       27,300      2,569,476
iShares Lehman Treasury Inflation Protected Securities Fund (a)            46,100      4,736,775
iShares MSCI Canada Index Fund (a)                                        145,800      2,399,868
iShares MSCI EAFE Index Fund (a)                                          725,300     27,264,027
iShares S&P 500 Index Fund                                                328,000     26,115,360
iShares S&P MidCap 400 Index Fund                                          78,200      3,804,430
iShares S&P SmallCap 600 Index Fund (a)                                   176,100      6,425,889
Midcap SPDR Trust Series I (a)                                             11,000        975,150
SPDR DJ Wilshire International Real Estate ETF (a)                         71,800      1,583,908
SPDR Lehman High Yield Bond ETF                                           385,000     11,334,400
SPDR S&P International Small Cap ETF                                      296,800      4,769,576
SPDR Trust Series 1 (a)                                                   487,300     38,711,112
Vanguard Emerging Markets ETF (a)                                         627,700     14,813,720
Vanguard REIT ETF                                                          71,600      1,738,448
Vanguard Total Bond Market ETF                                            107,100      8,262,765
                                                                                    ------------
Total Investment Company Securities (Cost $222,322,423)                              158,026,854
                                                                                    ------------
SHORT-TERM INVESTMENTS -- 12.1%
Aim Prime Fund                                                        $ 8,730,957      8,730,957
State Street Navigator Securities Lending Trust Prime Portfolio (b)    11,260,897     11,260,897
                                                                                    ------------
Total Short-Term Investments (Cost $19,991,854)                                       19,991,854
                                                                                    ------------
TOTAL INVESTMENTS -- 107.7% (Cost $242,314,277#)                                     178,018,708
                                                                                    ------------
Other Assets and Liabilities (net) -- (7.7)%                                         (12,651,645)
                                                                                    ------------
TOTAL NET ASSETS -- 100.0%                                                          $165,367,063
                                                                                    ============

PORTFOLIO FOOTNOTES

# Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes, are $251,676 and $64,547,245 respectively, resulting in a net unrealized depreciation of $64,295,569.

(a) A portion or all of the security was held on loan. As of March 31, 2009, the market value of securities loaned was $10,994,711 and the collateral received consisted of cash in the amount of $11,260,897. The cash collateral is invested in a money market fund managed by an affiliate of the custodian.

(b) Represents investment of collateral received from securities lending transactions.

FAS 157 VALUATION DISCLOSURE
----------------------------

The Portfolio adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157), effective with the beginning of the Portfolio's fiscal year. FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements. Management has evaluated the application of FAS 157 to the Portfolio and has determined that the adoption of FAS 157 does not have a material impact on the Portfolio's financial statements. The three levels of the hierarchy under FAS 157 are described below:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio's net assets as of March 31, 2009:

                                                INVESTMENTS IN   OTHER FINANCIAL
VALUATION INPUTS                                  SECURITIES       INSTRUMENTS*
---------------------------------------------   --------------   ---------------
LEVEL 1 - QUOTED PRICES                          $169,287,751           $0
LEVEL 2 - OTHER SIGNIFICANT OBSERVABLE INPUTS       8,730,957            0
LEVEL 3 - SIGNIFICANT UNOBSERVABLE INPUTS                   0            0
                                                 ------------          ---
TOTAL                                            $178,018,708           $0

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument.

MET INVESTORS SERIES TRUST
T. ROWE PRICE MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited)
March 31, 2009
(Percentage of Net Assets)

SECURITY DESCRIPTION                                                     SHARES         VALUE
-------------------------------------------------------------------   -----------   ------------
COMMON STOCKS -- 94.2%
AEROSPACE & DEFENSE -- 3.2%
Alliant Techsystems, Inc.*(a)                                             109,000   $  7,300,820
Goodrich Corp.                                                             82,000      3,106,980
ITT Corp.                                                                  17,000        653,990
Rockwell Collins, Inc.                                                    323,000     10,542,720
                                                                                    ------------
                                                                                      21,604,510
                                                                                    ------------
AIR FREIGHT & LOGISTICS -- 0.3%
UTI Worldwide, Inc.                                                       170,000      2,031,500
                                                                                    ------------
AIRLINES -- 0.7%
Southwest Airlines Co.                                                    719,000      4,551,270
                                                                                    ------------
AUTO COMPONENTS -- 0.3%
WABCO Holdings, Inc.                                                      169,800      2,090,238
                                                                                    ------------
BIOTECHNOLOGY -- 5.1%
Alexion Pharmaceuticals, Inc.*(a)                                          89,000      3,351,740
Amylin Pharmaceuticals, Inc.*(a)                                          102,439      1,203,658
BioMarin Pharmaceutical, Inc.*(a)                                         153,000      1,889,550
Cephalon, Inc.*(a)                                                        187,000     12,734,700
Human Genome Sciences, Inc.*(a)                                           322,000        267,260
Medarex, Inc.*                                                            109,000        559,170
Myriad Genetics, Inc.*                                                     82,000      3,728,540
OSI Pharmaceuticals, Inc.*(a)                                              50,000      1,913,000
Theravance, Inc.*(a)                                                      145,000      2,465,000
Vertex Pharmaceuticals, Inc.*(a)                                          207,000      5,947,110
                                                                                    ------------
                                                                                      34,059,728
                                                                                    ------------
CAPITAL MARKETS -- 2.4%
Ameriprise Financial, Inc.                                                109,000      2,233,410
Eaton Vance Corp.                                                         272,000      6,215,200
Raymond James Financial, Inc. (a)                                         181,000      3,565,700
TD Ameritrade Holding Corp.*                                              280,000      3,866,800
                                                                                    ------------
                                                                                      15,881,110
                                                                                    ------------
COMMERCIAL & PROFESSIONAL SERVICES -- 1.1%
EnergySolutions                                                           184,000      1,591,600
Iron Mountain, Inc.*(a)                                                   253,000      5,609,010
                                                                                    ------------
                                                                                       7,200,610
                                                                                    ------------
COMMUNICATIONS EQUIPMENT -- 1.7%
JDS Uniphase Corp.*                                                     1,060,000      3,445,000
Juniper Networks, Inc.*                                                   545,000      8,207,700
                                                                                    ------------
                                                                                      11,652,700
                                                                                    ------------
COMPUTERS & PERIPHERALS -- 0.3%
Seagate Technology                                                        375,000      2,253,750
                                                                                    ------------
CONSTRUCTION & ENGINEERING -- 1.7%
Foster Wheeler AG*                                                        103,000      1,799,410
Quanta Services, Inc.*                                                    438,000      9,395,100
                                                                                    ------------
                                                                                      11,194,510
                                                                                    ------------
DISTRIBUTORS -- 0.3%
LKQ Corp.*(a)                                                             136,000      1,940,720
                                                                                    ------------
DIVERSIFIED FINANCIAL SERVICES -- 1.6%
Interactive Brokers Group, Inc. - Class A*                                179,000      2,887,270
IntercontinentalExchange, Inc.*                                            69,000      5,138,430
MSCI, Inc. - Class A*                                                     147,000      2,485,770
                                                                                    ------------
                                                                                      10,511,470
                                                                                    ------------

MET INVESTORS SERIES TRUST
T. ROWE PRICE MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2009
(Percentage of Net Assets)

ELECTRICAL EQUIPMENT -- 4.6%
AMETEK, Inc.                                                              388,000   $ 12,132,760
First Solar, Inc.*(a)                                                      15,000      1,990,500
Roper Industries, Inc.                                                    326,400     13,855,680
SunPower Corp. - Class B*                                                 130,000      2,574,000
                                                                                    ------------
                                                                                      30,552,940
                                                                                    ------------
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS -- 3.2%
Dolby Laboratories, Inc. - Class A*(a)                                    211,000      7,197,210
FLIR Systems, Inc.*(a)                                                    483,000      9,891,840
Itron, Inc.*(a)                                                            84,000      3,977,400
                                                                                    ------------
                                                                                      21,066,450
                                                                                    ------------
ENERGY EQUIPMENT & SERVICES -- 3.2%
BJ Services Co.                                                           478,000      4,756,100
Cameron International Corp.*                                               85,000      1,864,050
FMC Technologies, Inc.*                                                   201,000      6,305,370
Smith International, Inc.                                                 348,000      7,475,040
Trican Well Service, Ltd.                                                 203,000      1,037,185
                                                                                    ------------
                                                                                      21,437,745
                                                                                    ------------
FOOD & STAPLES RETAILING -- 1.4%
Shoppers Drug Mart Corp.                                                   91,000      3,123,218
Whole Foods Market, Inc. (a)                                              359,000      6,031,200
                                                                                    ------------
                                                                                       9,154,418
                                                                                    ------------
HEALTH CARE EQUIPMENT & SUPPLIES -- 4.0%
C.R. Bard, Inc.                                                            91,000      7,254,520
DENTSPLY International, Inc. (a)                                          219,000      5,880,150
Edwards Lifesciences Corp.*                                               135,000      8,185,050
Gen-Probe, Inc.*                                                           51,000      2,324,580
IDEXX Laboratories, Inc.*                                                  21,000        726,180
Intuitive Surgical, Inc.*(a)                                               21,000      2,002,560
                                                                                    ------------
                                                                                      26,373,040
                                                                                    ------------
HEALTH CARE PROVIDERS & SERVICES -- 2.0%
Health Net, Inc.*                                                         136,000      1,969,280
Henry Schein, Inc.*(a)                                                    204,000      8,162,040
Humana, Inc.*                                                             119,000      3,103,520
                                                                                    ------------
                                                                                      13,234,840
                                                                                    ------------
HOTELS, RESTAURANTS & LEISURE -- 3.5%
Chipotle Mexican Grill, Inc.*                                             130,000      7,450,300
Gaylord Entertainment Co.*(a)                                             188,000      1,566,040
Marriott International, Inc. - Class A (a)                                428,000      7,002,080
Panera Bread Co.*(a)                                                       34,000      1,900,600
Tim Hortons, Inc.(a)                                                      149,000      3,780,130
Wynn Resorts, Ltd.*(a)                                                     78,800      1,573,636
                                                                                    ------------
                                                                                      23,272,786
                                                                                    ------------
INDUSTRIAL CONGLOMERATES -- 0.7%
McDermott International, Inc.*                                            348,000      4,659,720
                                                                                    ------------
INSURANCE -- 0.9%
Assurant, Inc.                                                            144,000      3,136,320
Axis Capital Holdings, Ltd.                                               106,000      2,389,240
Principal Financial Group, Inc.                                            85,000        695,300
                                                                                    ------------
                                                                                       6,220,860
                                                                                    ------------
INTERNET & CATALOG RETAIL -- 2.3%
Amazon.com, Inc.*(a)                                                      120,000      8,812,800
Expedia, Inc.*                                                            564,000      5,121,120

MET INVESTORS SERIES TRUST
T. ROWE PRICE MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2009
(Percentage of Net Assets)

Priceline.com, Inc.*(a)                                                    16,000   $  1,260,480
                                                                                    ------------
                                                                                      15,194,400
                                                                                    ------------
INTERNET SOFTWARE & SERVICES -- 1.0%
VeriSign, Inc.*(a)                                                        341,000      6,434,670
                                                                                    ------------
IT SERVICES -- 6.6%
DST Systems, Inc.*(a)                                                     184,000      6,370,080
Fiserv, Inc.*                                                             207,000      7,547,220
Global Payments, Inc.                                                     281,000      9,388,210
SAIC, Inc.*                                                               612,000     11,426,040
Western Union Co.                                                         752,000      9,452,640
                                                                                    ------------
                                                                                      44,184,190
                                                                                    ------------
LIFE SCIENCES TOOLS & SERVICES -- 3.6%
Illumina, Inc.*(a)                                                        185,000      6,889,400
Millipore Corp.*                                                          119,000      6,831,790
Qiagen N.V.*(a)                                                           279,000      4,452,840
Waters Corp.*                                                             153,000      5,653,350
                                                                                    ------------
                                                                                      23,827,380
                                                                                    ------------
MACHINERY -- 2.3%
Danaher Corp. (a)                                                         104,000      5,638,880
Harsco Corp.                                                              116,000      2,571,720
IDEX Corp.                                                                311,000      6,801,570
                                                                                    ------------
                                                                                      15,012,170
                                                                                    ------------
MEDIA -- 2.4%
Ascent Media Corp. - Class A*                                              21,000        525,000
Cablevision Systems Corp. - Class A (a)                                   338,000      4,373,720
Clear Channel Outdoor Holdings, Inc.*(a)                                  286,000      1,049,620
Discovery Communications, Inc. - Class A*                                 207,000      3,316,140
Discovery Communications, Inc. - Class C*                                 236,000      3,457,400
Lamar Advertising Co. - Class A*(a)                                       342,800      3,342,300
                                                                                    ------------
                                                                                      16,064,180
                                                                                    ------------
METALS & MINING -- 2.0%
Agnico-Eagle Mines, Ltd.                                                  216,000     12,294,720
Agnico-Eagle Mines, Ltd. (b)(d)                                            19,000      1,044,373
                                                                                    ------------
                                                                                      13,339,093
                                                                                    ------------
OIL, GAS & CONSUMABLE FUELS -- 4.9%
CNX Gas Corp.*                                                            273,000      6,472,830
CONSOL Energy, Inc.                                                       212,000      5,350,880
EOG Resources, Inc.                                                       102,000      5,585,520
Murphy Oil Corp.                                                          119,000      5,327,630
Peabody Energy Corp.                                                      101,000      2,529,040
Ultra Petroleum Corp.*                                                    123,000      4,414,470
XTO Energy, Inc.                                                           84,000      2,572,080
                                                                                    ------------
                                                                                      32,252,450
                                                                                    ------------
PHARMACEUTICALS -- 1.9%
Allergan, Inc.                                                             86,000      4,107,360
Elan Corp. Plc (ADR)*(a)                                                  490,000      3,253,600
Valeant Pharmaceuticals International*                                    186,000      3,308,940
Warner Chilcott, Ltd. *(a)                                                205,000      2,156,600
                                                                                    ------------
                                                                                      12,826,500
                                                                                    ------------
PROFESSIONAL SERVICES -- 2.4%
IHS, Inc. - Class A*                                                      101,000      4,159,180
Manpower, Inc.                                                            146,000      4,603,380
Robert Half International, Inc. (a)                                       390,000      6,953,700
                                                                                    ------------
                                                                                      15,716,260
                                                                                    ------------

MET INVESTORS SERIES TRUST
T. ROWE PRICE MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2009
(Percentage of Net Assets)

SECURITY DESCRIPTION                                                    SHARES         VALUE
--------------------                                                -------------   ------------
REAL ESTATE MANAGEMENT & DEVELOPMENT -- 0.3%
St. Joe Co. (The)*(a)                                                     113,000   $  1,891,620
                                                                                    ------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 7.2%
Altera Corp. (a)                                                          461,000      8,090,550
Cree, Inc.*(a)                                                            138,000      3,247,140
Intersil Corp. - Class A                                                  342,000      3,933,000
Marvell Technology Group, Ltd.*                                           717,000      6,567,720
MEMC Electronic Materials, Inc.*                                          202,000      3,330,980
Microchip Technology, Inc. (a)                                            255,000      5,403,450
NVIDIA Corp.*                                                             137,000      1,350,820
ON Semiconductor Corp.*                                                   377,000      1,470,300
PMC-Sierra, Inc.*                                                         528,000      3,368,640
Varian Semiconductor Equipment Associates, Inc.*(a)                       185,000      4,007,100
Xilinx, Inc. (a)                                                          355,000      6,801,800
                                                                                    ------------
                                                                                      47,571,500
                                                                                    ------------
SOFTWARE -- 6.2%
Amdocs, Ltd.*                                                             339,000      6,278,280
Autodesk, Inc.*                                                           229,000      3,849,490
FactSet Research Systems, Inc. (a)                                        137,000      6,848,630
McAfee, Inc.*                                                             248,000      8,308,000
MICROS Systems, Inc.*                                                     214,000      4,012,500
Red Hat, Inc.*                                                            423,000      7,546,320
Salesforce.com, Inc.*(a)                                                  138,000      4,516,740
                                                                                    ------------
                                                                                      41,359,960
                                                                                    ------------
SPECIALTY RETAIL -- 4.5%
Bed Bath & Beyond, Inc.*(a)                                               309,000      7,647,750
Best Buy Co., Inc.                                                         52,000      1,973,920
CarMax, Inc.*(a)                                                          271,000      3,371,240
J.Crew Group, Inc.*(a)                                                   173,000      2,280,140
O'Reilly Automotive, Inc.*(a)                                            188,000      6,581,880
PetSmart, Inc. (a)                                                        379,000      7,943,840
                                                                                    ------------
                                                                                      29,798,770
                                                                                    ------------
TRADING COMPANIES & DISTRIBUTORS -- 1.4%
Fastenal Co. (a)                                                          168,000      5,402,040
MSC Industrial Direct Co., Inc. - Class A (a)                             119,000      3,697,330
                                                                                    ------------
                                                                                       9,099,370
                                                                                    ------------
WIRELESS TELECOMMUNICATION SERVICES -- 3.0%
American Tower Corp. - Class A*                                           286,000      8,702,980
Crown Castle International Corp.*                                         218,000      4,449,380
Leap Wireless International, Inc.*(a)                                     137,000      4,777,190
Metropcs Communications, Inc.*(a)                                          68,000      1,161,440
Rogers Communications, Inc. - Class B                                      34,000        776,221
                                                                                    ------------
                                                                                      19,867,211
                                                                                    ------------
Total Common Stocks (Cost $819,042,208)                                              625,384,639
                                                                                    ------------
WARRANT -- 0.0%
METALS & MINING -- 0.0%
Agnico-Eagle Mines, Ltd., expires 12/02/13*(b)(d) (Cost -- $47,500)         9,500        239,334
                                                                                    ------------


                                                                         PAR
SECURITY DESCRIPTION                                                    AMOUNT         VALUE
--------------------                                                -------------   ------------
SHORT-TERM INVESTMENTS -- 17.5%
State Street Navigator Securities Lending Trust Prime Portfolio (c)   $77,187,405     77,187,405
T. Rowe Price Government Reserve Investment Fund **                    38,732,191     38,732,191
                                                                                    ------------
Total Short-Term Investments (Cost $115,919,596)                                     115,919,596
                                                                                    ------------

MET INVESTORS SERIES TRUST
T. ROWE PRICE MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2009
(Percentage of Net Assets)

TOTAL INVESTMENTS -- 111.7% (Cost $935,009,303#)                                     741,543,569
                                                                                    ------------
Other Assets and Liabilities (net) -- (11.7)%                                        (77,926,461)
                                                                                    ------------
TOTAL NET ASSETS -- 100.0%                                                          $663,617,108
                                                                                    ============

PORTFOLIO FOOTNOTES:

*    Non-income producing security.

**   Affiliated issuer.

# Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes, are $32,275,520 and $225,741,254 respectively, resulting in a net unrealized depreciation of $193,465,734.

(a) A portion or all of the security was held on loan. As of March 31, 2009, the market value of securities loaned was $75,385,982 and the collateral received consisted of cash in the amount of $77,187,405. The cash collateral is invested in a money market fund managed by an affiliate of the custodian.

(b) Restricted securities representing in the aggregate $1,283,707 of net assets.

(c) Represents investment of collateral received from securities lending transactions.

(d) Security valued at fair value as determined in good faith by or under the direction of the Board of Trustees.

ADR - American Depositary Receipt

                                                          ACQUISITION
                                                           COST AS A                    VALUE AS A
                             ACQUISITION   ACQUISITION   PERCENTAGE OF                PERCENTAGE OF
RESTRICTED SECURITIES           DATES          COST        NET ASSETS       VALUE       NET ASSETS
--------------------------   -----------   -----------   -------------   ----------   -------------
Agnico-Eagle Mines, Ltd.      12/3/2008       $551,000            0.08%  $1,044,373            0.16%
Agnico-Eagle Mines, Ltd.      12/3/2008         47,500            0.01      239,334            0.03
                                              --------            ----   ----------            ----
                                              $598,500            0.09%  $1,283,707            0.19%
                                              ========            ====   ==========            ====

FAS 157 VALUATION DISCLOSURE
----------------------------

The Portfolio adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157), effective with the beginning of the Portfolio's fiscal year. FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements. Management has evaluated the application of FAS 157 to the Portfolio and has determined that the adoption of FAS 157 does not have a material impact on the Portfolio's financial statements. The three levels of the hierarchy under FAS 157 are described below:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio's net assets as of March 31, 2009:

                                                INVESTMENTS IN   SHORT SALES   OTHER FINANCIAL
VALUATION INPUTS                                  SECURITIES      AT VALUE       INSTRUMENTS*
---------------------------------------------   --------------   -----------   ---------------
LEVEL 1 - QUOTED PRICES                          $701,527,671        $0              $0
LEVEL 2 - OTHER SIGNIFICANT OBSERVABLE INPUTS      38,732,191         0               0
LEVEL 3 - SIGNIFICANT UNOBSERVABLE INPUTS           1,283,707         0               0
                                                 ------------       ---             ---
TOTAL                                            $741,543,569        $0              $0

FAS 157 Level 3 Reconciliation Disclosure

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

                                                      INVESTMENTS IN   SHORT SALES   OTHER FINANCIAL
                                                        SECURITIES      AT VALUE       INSTRUMENTS
                                                      --------------   -----------   ---------------
BALANCE AS OF JANUARY 1, 2009                           $1,097,294          $0             $0
  Accrued discounts/premiums                                     0           0              0
  Realized Gain (Loss)                                           0           0              0
  Change in unrealized appreciation (depreciation)         186,413           0              0
  Net Purchases (Sales)                                          0           0              0
  Transfers in (Out) of Level 3                                  0           0              0
                                                        ----------         ---            ---
BALANCE AS OF MARCH 31, 2009                            $1,283,707          $0             $0

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument.

MET INVESTORS SERIES TRUST
THIRD AVENUE SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited)
March 31, 2009
(Percentage of Net Assets)

SECURITY DESCRIPTION                                        SHARES           VALUE
------------------------------------------------------   ------------   --------------
COMMON STOCKS -- 94.7%
AEROSPACE & DEFENSE -- 1.4%
Herley Industries, Inc.*                                    1,240,656   $   14,838,246
                                                                        --------------
AUTO COMPONENTS -- 3.0%
Superior Industries International, Inc.                     2,617,631       31,018,927
                                                                        --------------
AUTOMOBILES -- 0.0%
Coachmen Industries, Inc.*                                    742,464          482,602
                                                                        --------------
BEVERAGES -- 2.2%
Sapporo Holdings, Ltd.                                      5,917,800       22,678,239
                                                                        --------------
BUILDING PRODUCTS -- 0.8%
Insteel Industries, Inc.                                    1,164,052        8,101,802
                                                                        --------------
CAPITAL MARKETS -- 3.3%
Investment Technology Group, Inc.*                            921,073       23,505,783
Westwood Holdings Group, Inc.                                 278,425       10,883,633
                                                                        --------------
                                                                            34,389,416
                                                                        --------------
CHEMICALS -- 6.1%
Lanxess AG                                                  1,849,843       31,444,895
Westlake Chemical Corp.                                     2,233,737       32,679,573
                                                                        --------------
                                                                            64,124,468
                                                                        --------------
COMMUNICATIONS EQUIPMENT -- 9.6%
Bel Fuse, Inc. - Class A                                       33,119          411,669
Bel Fuse, Inc. - Class B                                      350,262        4,707,521
Sycamore Networks, Inc.*                                   14,026,307       37,450,240
Tellabs, Inc.*                                             12,741,085       58,354,170
                                                                        --------------
                                                                           100,923,600
                                                                        --------------
COMPUTERS & PERIPHERALS -- 3.3%
Electronics for Imaging, Inc.*                              1,443,311       14,144,448
Lexmark International, Inc. - Class A*                      1,244,408       20,993,163
                                                                        --------------
                                                                            35,137,611
                                                                        --------------
DISTRIBUTORS -- 0.0%
Handleman Co.*                                              1,096,093           37,267
                                                                        --------------
DIVERSIFIED FINANCIAL SERVICES -- 1.8%
Ackermans & van Haaren N.V.                                   246,825       11,845,959
Leucadia National Corp.*                                      466,339        6,943,788
                                                                        --------------
                                                                            18,789,747
                                                                        --------------
DIVERSIFIED TELECOMMUNICATION SERVICES -- 0.0%
IDT Corp. - Class B*                                          276,059          320,228
                                                                        --------------
ELECTRICAL EQUIPMENT & SERVICES -- 3.5%
Encore Wire Corp.                                           1,697,003       36,366,774
                                                                        --------------
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS -- 4.9%
AVX Corp.                                                   1,811,408       16,447,585
Coherent, Inc.*                                               365,350        6,302,288
Electro Scientific Industries, Inc.*                        1,526,738        9,038,289
GSI Group, Inc.*                                              730,434          693,912
Ingram Micro, Inc. - Class A*                                 615,450        7,779,288
Park Electrochemical Corp.                                    674,519       11,655,688
                                                                        --------------
                                                                            51,917,050
                                                                        --------------
ENERGY EQUIPMENT & SERVICES -- 6.2%
Bristow Group, Inc.*                                          646,442       13,853,252
Bronco Drilling Co., Inc.*                                  4,134,324       21,746,544
Pioneer Drilling Co.*                                       2,797,902        9,177,119

MET INVESTORS SERIES TRUST
THIRD AVENUE SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2009
(Percentage of Net Assets)

Tidewater, Inc.                                               546,065   $   20,275,393
                                                                        --------------
                                                                            65,052,308
                                                                        --------------
HEALTH CARE PROVIDERS & SERVICES -- 1.4%
Cross Country Healthcare, Inc.*                             2,228,051       14,593,734
                                                                        --------------
HOTELS, RESTAURANTS & LEISURE -- 1.8%
GuocoLeisure, Ltd.                                         12,185,000        2,246,460
Vail Resorts, Inc.*                                           813,497       16,619,744
                                                                        --------------
                                                                            18,866,204
                                                                        --------------
HOUSEHOLD DURABLES -- 8.1%
Cavco Industries, Inc.*                                       829,540       19,577,144
M.D.C. Holdings, Inc.                                         506,239       15,764,282
Russ Berrie & Co., Inc.*                                       49,207           64,953
Skyline Corp.                                               1,632,200       31,028,122
Stanley Furniture Co., Inc.                                 2,419,630       18,195,618
                                                                        --------------
                                                                            84,630,119
                                                                        --------------
INSURANCE -- 5.1%
Arch Capital Group, Ltd.*                                     145,974        7,862,159
E-L Financial Corp.                                            40,155       11,469,080
Montpelier Re Holdings, Ltd.                                1,828,400       23,696,064
National Western Life Insurance Co. - Class A                  97,535       11,021,455
                                                                        --------------
                                                                            54,048,758
                                                                        --------------
LEISURE EQUIPMENT & PRODUCTS -- 0.5%
JAKKS Pacific, Inc.*                                          441,914        5,457,638
                                                                        --------------
LIFE SCIENCES TOOLS & SERVICES -- 1.2%
Pharmaceutical Product Development, Inc.                      510,350       12,105,502
                                                                        --------------
MACHINERY -- 0.6%
Alamo Group, Inc.                                             635,874        6,778,417
                                                                        --------------
MARINE -- 2.5%
Alexander & Baldwin, Inc.                                   1,386,485       26,384,810
                                                                        --------------
MEDIA -- 0.2%
Journal Communications, Inc. - Class A                      2,449,383        1,837,037
                                                                        --------------
MULTILINE RETAIL -- 2.4%
Parco Co., Ltd.                                             3,632,400       24,907,262
                                                                        --------------
OIL, GAS & CONSUMABLE FUELS -- 6.4%
Cimarex Energy Co.                                          2,171,820       39,918,052
St. Mary Land & Exploration Co.                             2,034,854       26,921,118
                                                                        --------------
                                                                            66,839,170
                                                                        --------------
PAPER & FOREST PRODUCTS -- 2.2%
Canfor Corp.*                                               3,208,000       12,216,589
Glatfelter                                                  1,614,527       10,074,649
TimberWest Forest Corp.                                       132,700          308,470
                                                                        --------------
                                                                            22,599,708
                                                                        --------------
REAL ESTATE INVESTMENT TRUSTS (REITS) -- 0.1%
Origen Financial, Inc.                                        921,331          690,998
                                                                        --------------
REAL ESTATE MANAGEMENT & DEVELOPMENT -- 7.3%
Brookfield Asset Management, Inc. - Class A                 1,745,017       24,046,334
Forest City Enterprises, Inc. - Class A                       882,457        3,176,845
Hang Lung Group, Ltd.                                       6,700,000       20,515,168
St. Joe Co. (The)*                                            442,889        7,413,962
Wheelock & Co., Ltd.                                       12,816,000       21,567,911
                                                                        --------------
                                                                            76,720,220
                                                                        --------------

MET INVESTORS SERIES TRUST
THIRD AVENUE SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2009
(Percentage of Net Assets)


SOFTWARE -- 1.8%
Borland Software Corp.*                                3,468,371  $   1,595,451
Sybase, Inc.*                                            313,225      9,487,585
Synopsys, Inc.*                                          393,936      8,166,293
                                                                  -------------
                                                                     19,249,329
                                                                  -------------
SPECIALTY RETAIL -- 2.7%
Haverty Furniture Cos., Inc.                           2,715,997     28,599,448
                                                                  -------------
TEXTILES, APPAREL & LUXURY GOODS -- 3.1%
K-Swiss, Inc. - Class A                                3,102,088     26,491,831
Timberland Co. (The) - Class A*                          468,703      5,596,314
                                                                  -------------
                                                                     32,088,145
                                                                  -------------
THRIFTS & MORTGAGE FINANCE -- 1.2%
Kearny Financial Corp.                                   664,494      6,963,897
NewAlliance Bancshares, Inc.                             508,036      5,964,343
                                                                  -------------
                                                                     12,928,240
                                                                  -------------
Total Common Stocks (Cost $1,571,869,698)                           993,503,024
                                                                  -------------

                                                         PAR
SECURITY DESCRIPTION                                   AMOUNT       VALUE
--------------------                                 ----------- ------------
SHORT-TERM INVESTMENTS -- 5.5%
State Street Bank & Trust Co., Repurchase Agreement,
   dated 03/31/09 at 0.010% to be repurchased at
   $17,508,058 on 04/01/09 collateralized by
   $17,860,000 FHLB at 0.190% due 05/14/09 with a
   value of $17,858,214.                             $17,508,053     17,508,053
State Street Bank & Trust Co., Repurchase Agreement,
   dated 03/31/09 at 0.010% to be repurchased at
   $47,947 on 04/01/09 collateralized by $50,000
   FHLB at 2.730% due 06/10/09 with a
   value of $50,635.                                      47,947         47,947
U.S. Treasury Bill
   1.040%, due 04/09/09 (a)                           25,000,000     24,994,225
   0.270%, due 07/09/09 (a)                           15,000,000     14,988,883
                                                                 --------------
Total Short-Term Investments (Cost $57,539,108)                      57,539,108
                                                                 --------------
TOTAL INVESTMENTS -- 100.2% (Cost $1,629,408,806#)                1,051,042,132
                                                                 --------------
Other Assets and Liabilities (net) -- (0.2)%                         (2,334,032)
                                                                 --------------
TOTAL NET ASSETS -- 100.0%                                       $1,048,708,100
                                                                 ==============
PORTFOLIO FOOTNOTES:

*    Non-income producing security.

# Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes, are $26,362,367 and $604,729,041 respectively, resulting in a net unrealized depreciation of $578,366,674.

(a)  Zero coupon bond - Interest rate represents current yield to maturity.

ADR - American Depositary Receipt

FHLB - Federal Home Loan Bank

FAS 157 VALUATION DISCLOSURE
----------------------------

The Portfolio adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157), effective with the beginning of the Portfolio's fiscal year. FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements. Management has evaluated the application of FAS 157 to the Portfolio and has determined that the adoption of FAS 157 does not have a material impact on the Portfolio's financial statements. The three levels of the hierarchy under FAS 157 are described below:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio's net assets as of March 31, 2009:

                                                INVESTMENTS IN   OTHER FINANCIAL
VALUATION INPUTS                                  SECURITIES       INSTRUMENTS*
---------------------------------------------   --------------   ---------------
LEVEL 1 - QUOTED PRICES                         $  858,297,130          $0
LEVEL 2 - OTHER SIGNIFICANT OBSERVABLE INPUTS      192,745,002           0
LEVEL 3 - SIGNIFICANT UNOBSERVABLE INPUTS                    0           0
                                                --------------         ---
TOTAL                                           $1,051,042,132          $0

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument.

MET INVESTORS SERIES TRUST
TURNER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited)
March 31, 2009
(Percentage of Net Assets)

SECURITY DESCRIPTION                                                                          SHARES         VALUE
----------------------------------------------------------------------------------------   -----------   ------------
COMMON STOCKS -- 98.9%
AEROSPACE & DEFENSE  -- 1.2%
Precision Castparts Corp.                                                                       55,410   $  3,319,059
                                                                                                         ------------
AIR FREIGHT & LOGISTICS  -- 1.2%
C.H. Robinson Worldwide, Inc.                                                                   76,920      3,508,321
                                                                                                         ------------
AIRLINES  -- 0.6%
Continental Airlines, Inc. - Class B*(a)                                                       204,690      1,803,319
                                                                                                         ------------
BEVERAGES  -- 1.6%
Brown-Forman Corp. - Class B (a)                                                                49,120      1,907,330
Hansen Natural Corp.*(a)                                                                        77,420      2,787,120
                                                                                                         ------------
                                                                                                            4,694,450
                                                                                                         ------------
BIOTECHNOLOGY  -- 3.3%
Alexion Pharmaceuticals, Inc.*(a)                                                               96,890      3,648,877
Myriad Genetics, Inc.*                                                                          78,480      3,568,486
United Therapeutics Corp.*(a)                                                                   33,180      2,192,866
                                                                                                         ------------
                                                                                                            9,410,229
                                                                                                         ------------
CAPITAL MARKETS  -- 4.1%
BlackRock, Inc.                                                                                 19,800      2,574,792
Northern Trust Corp.                                                                            89,010      5,324,578
T. Rowe Price Group, Inc.                                                                      135,460      3,909,376
                                                                                                         ------------
                                                                                                           11,808,746
                                                                                                         ------------
CHEMICALS  -- 2.3%
Airgas, Inc.                                                                                    53,810      1,819,316
CF Industries Holdings, Inc.                                                                    29,190      2,076,285
Ecolab, Inc.                                                                                    81,080      2,815,908
                                                                                                         ------------
                                                                                                            6,711,509
                                                                                                         ------------
COMMERCIAL & PROFESSIONAL SERVICES  -- 1.8%
Covanta Holding Corp.*(a)                                                                      104,800      1,371,832
Stericycle, Inc.*(a)                                                                            76,910      3,670,914
                                                                                                         ------------
                                                                                                            5,042,746
                                                                                                         ------------
COMMUNICATIONS EQUIPMENT  -- 2.8%
F5 Networks, Inc.*(a)                                                                          223,866      4,689,993
Juniper Networks, Inc.*(a)                                                                     220,360      3,318,621
                                                                                                         ------------
                                                                                                            8,008,614
                                                                                                         ------------
COMPUTERS & PERIPHERALS  -- 1.2%
NetApp, Inc.*                                                                                  238,380      3,537,559
                                                                                                         ------------
CONSTRUCTION & ENGINEERING  -- 2.1%
Jacobs Engineering Group, Inc.*                                                                 74,050      2,862,773
Quanta Services, Inc.*                                                                         153,130      3,284,639
                                                                                                         ------------
                                                                                                            6,147,412
                                                                                                         ------------
CONSTRUCTION MATERIALS  -- 0.8%
Martin Marietta Materials, Inc. (a)                                                             29,980      2,377,414
                                                                                                         ------------
DIVERSIFIED CONSUMER SERVICES  -- 0.8%
ITT Educational Services, Inc.*(a)                                                              18,060      2,192,845
                                                                                                         ------------
DIVERSIFIED FINANCIAL SERVICES  -- 1.5%
IntercontinentalExchange, Inc.*                                                                 59,540      4,433,944
                                                                                                         ------------
ELECTRIC UTILITIES  -- 1.4%
PPL Corp.                                                                                      136,710      3,924,944
                                                                                                         ------------
ELECTRICAL EQUIPMENT  -- 1.1%
AMETEK, Inc.                                                                                    48,784      1,525,476

MET INVESTORS SERIES TRUST
TURNER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2009
(Percentage of Net Assets)

First Solar, Inc.*(a)                                                                           12,050   $  1,599,035
                                                                                                         ------------
                                                                                                            3,124,511
                                                                                                         ------------
ENERGY EQUIPMENT & SERVICES  -- 3.5%
Cameron International Corp.*                                                                   136,850      3,001,121
Dresser-Rand Group, Inc.*                                                                      114,960      2,540,616
Weatherford International, Ltd.*                                                               419,520      4,644,086
                                                                                                         ------------
                                                                                                           10,185,823
                                                                                                         ------------
FOOD & STAPLES RETAILING  -- 1.3%
Whole Foods Market, Inc. (a)                                                                   223,110      3,748,248
                                                                                                         ------------
GAS UTILITIES  -- 0.7%
Questar Corp.                                                                                   71,320      2,098,948
                                                                                                         ------------
HEALTH CARE EQUIPMENT & SUPPLIES  -- 1.8%
Intuitive Surgical, Inc.*(a)                                                                    11,690      1,114,758
St. Jude Medical, Inc.*                                                                        115,590      4,199,385
                                                                                                         ------------
                                                                                                            5,314,143
                                                                                                         ------------
HEALTH CARE PROVIDERS & SERVICES  -- 3.6%
Aetna, Inc.                                                                                     59,220      1,440,823
AmerisourceBergen Corp.                                                                         64,990      2,122,573
DaVita, Inc.*                                                                                   54,810      2,408,900
Express Scripts, Inc.*                                                                          71,360      3,294,691
Omnicare, Inc.                                                                                  51,170      1,253,153
                                                                                                         ------------
                                                                                                           10,520,140
                                                                                                         ------------
HOTELS, RESTAURANTS & LEISURE  -- 6.0%
Darden Restaurants, Inc. (a)                                                                   138,910      4,759,056
Starwood Hotels & Resorts Worldwide, Inc. (a)                                                  204,510      2,597,277
WMS Industries, Inc.*(a)                                                                       147,244      3,078,872
Wynn Resorts, Ltd.*(a)                                                                         122,930      2,454,912
Yum! Brands, Inc.                                                                              163,270      4,486,660
                                                                                                         ------------
                                                                                                           17,376,777
                                                                                                         ------------
HOUSEHOLD DURABLES  -- 2.4%
Pulte Homes, Inc. (a)                                                                          366,040      4,000,817
Toll Brothers, Inc.*                                                                           163,410      2,967,526
                                                                                                         ------------
                                                                                                            6,968,343
                                                                                                         ------------
HOUSEHOLD PRODUCTS  -- 0.8%
Clorox Co. (The) (a)                                                                            46,760      2,407,205
                                                                                                         ------------
INSURANCE  -- 0.8%
Aon Corp.                                                                                       54,840      2,238,569
                                                                                                         ------------
INTERNET & CATALOG RETAIL  -- 0.8%
Priceline.com, Inc.*(a)                                                                         27,330      2,153,057
                                                                                                         ------------
INTERNET SOFTWARE & SERVICES  -- 2.0%
Omniture, Inc.*(a)                                                                             168,930      2,228,187
VeriSign, Inc.*(a)                                                                              91,540      1,727,360
VistaPrint, Ltd.*(a)                                                                            70,370      1,934,471
                                                                                                         ------------
                                                                                                            5,890,018
                                                                                                         ------------
IT SERVICES  -- 1.4%
Paychex, Inc.                                                                                  152,350      3,910,825
                                                                                                         ------------
LIFE SCIENCES TOOLS & SERVICES  -- 1.5%
Illumina, Inc.*(a)                                                                             113,480      4,225,995
                                                                                                         ------------
MACHINERY  -- 2.7%
Cummins, Inc.                                                                                  108,490      2,761,071
ESCO Technologies, Inc.*                                                                        58,170      2,251,179

MET INVESTORS SERIES TRUST
TURNER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2009
(Percentage of Net Assets)

Parker Hannifin Corp.                                                                           85,530   $  2,906,309
                                                                                                         ------------
                                                                                                            7,918,559
                                                                                                         ------------
MEDIA  -- 0.4%
Cablevision Systems Corp. - Class A (a)                                                         79,600      1,030,024
                                                                                                         ------------
METALS & MINING  -- 2.1%
Alcoa, Inc.                                                                                    191,340      1,404,436
Nucor Corp.                                                                                     44,320      1,691,694
Steel Dynamics, Inc.                                                                           327,150      2,882,192
                                                                                                         ------------
                                                                                                            5,978,322
                                                                                                         ------------
MULTILINE RETAIL  -- 3.0%
Kohl's Corp.*                                                                                  149,970      6,346,730
Nordstrom, Inc. (a)                                                                            142,340      2,384,195
                                                                                                         ------------
                                                                                                            8,730,925
                                                                                                         ------------
OIL, GAS & CONSUMABLE FUELS  -- 5.0%
CONSOL Energy, Inc.                                                                            145,700      3,677,468
Petrohawk Energy Corp.*                                                                        144,430      2,777,389
Range Resources Corp.                                                                           91,375      3,760,995
Southwestern Energy Co.*(a)                                                                    142,680      4,236,169
                                                                                                         ------------
                                                                                                           14,452,021
                                                                                                         ------------
PERSONAL PRODUCTS  -- 1.1%
Alberto-Culver Co.                                                                             143,680      3,248,605
                                                                                                         ------------
PHARMACEUTICALS  -- 1.6%
Allergan, Inc.                                                                                  98,180      4,689,077
                                                                                                         ------------
PROFESSIONAL SERVICES  -- 1.5%
Equifax, Inc.                                                                                   79,820      1,951,599
Robert Half International, Inc. (a)                                                            134,270      2,394,034
                                                                                                         ------------
                                                                                                            4,345,633
                                                                                                         ------------
REAL ESTATE INVESTMENT TRUSTS (REITS)  -- 0.7%
Digital Realty Trust, Inc. (a)                                                                  62,080      2,059,814
                                                                                                         ------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT  -- 9.6%
Altera Corp. (a)                                                                               290,870      5,104,769
ASML Holding N.V. (a)                                                                           83,850      1,468,214
Atheros Communications, Inc.*(a)                                                               146,349      2,145,476
Broadcom Corp. - Class A*                                                                      254,790      5,090,704
KLA-Tencor Corp.                                                                               166,830      3,336,600
Lam Research Corp.*(a)                                                                         152,990      3,483,582
PMC-Sierra, Inc.*                                                                              448,210      2,859,580
Varian Semiconductor Equipment Associates, Inc.*(a)                                            192,740      4,174,748
                                                                                                         ------------
                                                                                                           27,663,673
                                                                                                         ------------
SOFTWARE  -- 6.3%
Activision Blizzard, Inc.*                                                                     287,110      3,003,171
Adobe Systems, Inc.*                                                                           169,140      3,617,904
BMC Software, Inc.*                                                                             51,610      1,703,130
Check Point Software Technologies, Ltd.*                                                        98,310      2,183,465
McAfee, Inc.*(a)                                                                               167,600      5,614,600
Salesforce.com, Inc.*(a)                                                                        65,500      2,143,815
                                                                                                         ------------
                                                                                                           18,266,085
                                                                                                         ------------
SPECIALTY RETAIL  -- 5.5%
Best Buy Co., Inc. (a)                                                                          91,660      3,479,414
GameStop Corp. - Class A*                                                                      155,260      4,350,385
Guess?, Inc.                                                                                   201,800      4,253,944
Urban Outfitters, Inc.*(a)                                                                     223,790      3,663,442
                                                                                                         ------------
                                                                                                           15,747,185
                                                                                                         ------------

MET INVESTORS SERIES TRUST
TURNER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2009
(Percentage of Net Assets)

TEXTILES, APPAREL & LUXURY GOODS  -- 1.9%
Coach, Inc.*                                                                                   129,580     $2,163,986
Deckers Outdoor Corp.*(a)                                                                       63,480      3,366,979
                                                                                                         ------------
                                                                                                            5,530,965
                                                                                                         ------------
TRADING COMPANIES & DISTRIBUTORS  -- 0.7%
Fastenal Co. (a)                                                                                65,940      2,120,301
                                                                                                         ------------
WIRELESS TELECOMMUNICATION SERVICES  -- 2.4%
American Tower Corp. - Class A*                                                                 98,560      2,999,181
MetroPCS Communications, Inc.*(a)                                                              231,580      3,955,386
                                                                                                         ------------
                                                                                                            6,954,567
                                                                                                         ------------
Total Common Stocks (Cost $331,234,016)                                                                   285,819,469
                                                                                                         ------------

                                                                                               PAR
SECURITY DESCRIPTION                                                                          AMOUNT         VALUE
--------------------                                                                       -----------   ------------
SHORT-TERM INVESTMENTS -- 10.9%
State Street Bank & Trust Co., Repurchase Agreement, dated 03/31/09 at 0.010% to be repurchased at $4,106,001 on 04/01/09 collateralized by $4,000,000 FHLB at 4.375% due
   09/17/10 with a value of $4,190,400.                                                    $ 4,106,000      4,106,000
State Street Navigator Securities Lending Trust Prime Portfolio(b)                          27,599,254     27,599,254
                                                                                                         ------------
Total Short-Term Investments (Cost $31,705,254)                                                            31,705,254
                                                                                                         ------------
TOTAL INVESTMENTS -- 109.8% (Cost $362,939,270#)                                                          317,524,723
                                                                                                         ------------
Other Assets and Liabilities (net) -- (9.8)%                                                              (28,431,368)
                                                                                                         ------------
TOTAL NET ASSETS -- 100.0%                                                                               $289,093,355
                                                                                                         ============

PORTFOLIO FOOTNOTES:

*    Non-income producing security.

# Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes, are $11,866,306 and $57,280,853 respectively, resulting in a net unrealized depreciation of $45,414,547.

(a) A portion or all of the security was held on loan. As of March 31, 2009, the market value of securities loaned was $27,050,410 and the collateral received consisted of cash in the amount of $27,599,254. The cash collateral is invested in a money market fund managed by an affiliate of the custodian.

(b) Represents investment of collateral received from securities lending transactions.

FHLB - Federal Home Loan Bank

FAS 157 VALUATION DISCLOSURE
----------------------------

The Portfolio adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157), effective with the beginning of the Portfolio's fiscal year. FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements. Management has evaluated the application of FAS 157 to the Portfolio and has determined that the adoption of FAS 157 does not have a material impact on the Portfolio's financial statements. The three levels of the hierarchy under FAS 157 are described below:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio's net assets as of March 31, 2009:

                                                INVESTMENTS IN   OTHER FINANCIAL
VALUATION INPUTS                                  SECURITIES       INSTRUMENTS*
---------------------------------------------   --------------   ---------------
LEVEL 1 - QUOTED PRICES                          $313,418,723          $0
LEVEL 2 - OTHER SIGNIFICANT OBSERVABLE INPUTS       4,106,000           0
LEVEL 3 - SIGNIFICANT UNOBSERVABLE INPUTS                   0           0
                                                 ------------         ---
TOTAL                                            $317,524,723          $0

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument.

MET INVESTORS SERIES TRUST
VAN KAMPEN COMSTOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited)
March 31, 2009
(Percentage of Net Assets)

SECURITY DESCRIPTION                                                               SHARES          VALUE
-----------------------------------------------------------------------------   -----------   --------------
COMMON STOCKS -- 94.1%
BEVERAGES -- 2.6%
Coca-Cola Co.                                                                       548,200   $   24,093,390
Dr Pepper Snapple Group, Inc. *                                                     517,860        8,757,013
                                                                                              --------------
                                                                                                  32,850,403
                                                                                              --------------
CAPITAL MARKETS -- 4.0%
Bank of New York Mellon Corp.                                                     1,531,217       43,256,880
Goldman Sachs Group, Inc. (The)                                                      70,400        7,463,808
                                                                                              --------------
                                                                                                  50,720,688
                                                                                              --------------
CHEMICALS -- 1.2%
E.I. du Pont de Nemours & Co.                                                       708,774       15,826,923
                                                                                              --------------
COMMERCIAL BANKS -- 2.4%
Barclays Plc (ADR)                                                                   53,000          450,500
PNC Financial Services Group, Inc.                                                  343,900       10,072,831
U.S. Bancorp                                                                        452,700        6,613,947
Wells Fargo & Co.                                                                   932,100       13,273,104
                                                                                              --------------
                                                                                                  30,410,382
                                                                                              --------------
COMMUNICATIONS EQUIPMENT -- 1.8%
Cisco Systems, Inc. *                                                               944,900       15,845,973
Telefonaktiebolaget LM Ericsson (ADR) (a)                                           855,900        6,924,231
                                                                                              --------------
                                                                                                  22,770,204
                                                                                              --------------
COMPUTERS & PERIPHERALS -- 4.2%
Dell, Inc. *                                                                      2,307,716       21,877,148
Hewlett-Packard Co.                                                                 401,300       12,865,678
International Business Machines Corp.                                               204,400       19,804,316
                                                                                              --------------
                                                                                                  54,547,142
                                                                                              --------------
DIVERSIFIED FINANCIAL SERVICES -- 3.4%
Bank of America Corp.                                                             1,988,037       13,558,412
JPMorgan Chase & Co.                                                              1,123,100       29,851,998
                                                                                              --------------
                                                                                                  43,410,410
                                                                                              --------------
DIVERSIFIED TELECOMMUNICATION SERVICES -- 4.4%
AT&T, Inc.                                                                          852,300       21,477,960
Verizon Communications, Inc.                                                      1,170,300       35,343,060
                                                                                              --------------
                                                                                                  56,821,020
                                                                                              --------------
ELECTRICAL EQUIPMENT & SERVICES -- 0.5%
Emerson Electric Co.                                                                216,800        6,196,144
                                                                                              --------------
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS -- 0.2%
Cognex Corp.                                                                        210,900        2,815,515
                                                                                              --------------
ENERGY EQUIPMENT & SERVICES -- 1.0%
Halliburton Co.                                                                     839,800       12,991,706
                                                                                              --------------
FOOD & STAPLES RETAILING -- 3.9%
CVS Caremark Corp.                                                                  551,100       15,149,739
Wal-Mart Stores, Inc.                                                               672,600       35,042,460
                                                                                              --------------
                                                                                                  50,192,199
                                                                                              --------------
FOOD PRODUCTS -- 7.2%
Cadbury Plc (ADR)                                                                 1,126,080       34,120,224
Kraft Foods, Inc. - Class A                                                       1,212,610       27,029,077
Sara Lee Corp.                                                                      829,300        6,700,744
Unilever N.V.                                                                     1,233,000       24,166,800
                                                                                              --------------
                                                                                                  92,016,845
                                                                                              --------------

MET INVESTORS SERIES TRUST
VAN KAMPEN COMSTOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2009
(Percentage of Net Assets)

HEALTH CARE EQUIPMENT & SUPPLIES -- 1.2%
Boston Scientific Corp. *                                                         1,864,300   $   14,821,185
                                                                                              --------------
HEALTH CARE PROVIDERS & SERVICES -- 3.0%
Cardinal Health, Inc. (a)                                                           799,400       25,165,112
UnitedHealth Group, Inc.                                                            310,300        6,494,579
WellPoint, Inc. *                                                                   191,400        7,267,458
                                                                                              --------------
                                                                                                  38,927,149
                                                                                              --------------
HOUSEHOLD PRODUCTS -- 0.3%
Kimberly-Clark Corp.                                                                 88,700        4,089,957
                                                                                              --------------
INDUSTRIAL CONGLOMERATES -- 1.0%
General Electric Co.                                                              1,246,900       12,606,159
                                                                                              --------------
INSURANCE -- 9.1%
Aflac, Inc.                                                                         155,900        3,018,224
Berkshire Hathaway, Inc. - Class B *                                                  3,960       11,167,200
Chubb Corp. (The)                                                                 1,586,120       67,124,598
Torchmark Corp.                                                                     305,200        8,005,396
Travelers Cos., Inc. (The)                                                          683,700       27,785,568
                                                                                              --------------
                                                                                                 117,100,986
                                                                                              --------------
INTERNET & CATALOG RETAIL -- 0.4%
Liberty Media Holding Corp. - Interactive - Class A *(a)                          1,568,075        4,547,418
                                                                                              --------------
INTERNET SOFTWARE & SERVICES -- 2.7%
eBay, Inc. *                                                                      2,268,600       28,493,616
Yahoo!, Inc. *                                                                      477,800        6,120,618
                                                                                              --------------
                                                                                                  34,614,234
                                                                                              --------------
IT SERVICES -- 0.5%
Computer Sciences Corp. *                                                           106,700        3,930,828
Western Union Co.                                                                   250,500        3,148,785
                                                                                              --------------
                                                                                                   7,079,613
                                                                                              --------------
MEDIA -- 13.9%
Comcast Corp. - Class A                                                           4,010,850       54,707,994
Liberty Media Corp. - Entertainment *                                               835,340       16,665,033
News Corp. - Class B (a)                                                          2,052,700       15,805,790
Time Warner Cable, Inc.                                                             416,158       10,320,719
Time Warner, Inc.                                                                 1,657,934       32,296,554
Viacom, Inc. - Class B *                                                          2,804,050       48,734,389
                                                                                              --------------
                                                                                                 178,530,479
                                                                                              --------------
METALS & MINING -- 1.0%
Alcoa, Inc. (a)                                                                   1,766,300       12,964,642
                                                                                              --------------
MULTILINE RETAIL  -- 1.7%
J.C. Penney Co., Inc. (a)                                                           420,000        8,429,400
Macy's, Inc. (a)                                                                    902,000        8,027,800
Target Corp.                                                                        140,700        4,838,673
                                                                                              --------------
                                                                                                  21,295,873
                                                                                              --------------
OIL, GAS & CONSUMABLE FUELS -- 1.7%
BP Plc (ADR) (a)                                                                    143,900        5,770,390
ConocoPhillips                                                                      149,100        5,838,756
Total S.A. (ADR)                                                                    202,000        9,910,120
                                                                                              --------------
                                                                                                  21,519,266
                                                                                              --------------
PAPER & FOREST PRODUCTS -- 2.4%
International Paper Co.                                                           4,340,346       30,556,036
                                                                                              --------------
PHARMACEUTICALS -- 12.3%
Abbott Laboratories                                                                 214,400       10,226,880
Bristol-Myers Squibb Co.                                                          1,610,500       35,302,160

MET INVESTORS SERIES TRUST
VAN KAMPEN COMSTOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2009
(Percentage of Net Assets)


Eli Lilly & Co.                                                                     481,500   $   16,086,915
GlaxoSmithKline Plc (ADR)                                                           178,200        5,536,674
Pfizer, Inc.                                                                      1,863,200       25,376,784
Roche Holding AG (ADR)                                                              263,800        9,074,720
Schering-Plough Corp.                                                             1,454,500       34,253,475
Wyeth                                                                               517,300       22,264,592
                                                                                              --------------
                                                                                                 158,122,200
                                                                                              --------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 1.9%
Intel Corp.                                                                       1,054,900       15,876,245
KLA-Tencor Corp. (a)                                                                446,300        8,926,000
                                                                                              --------------
                                                                                                  24,802,245
                                                                                              --------------
SOFTWARE -- 0.7%
Microsoft Corp.                                                                     464,000        8,523,680
                                                                                              --------------
SPECIALTY RETAIL -- 1.8%
Home Depot, Inc. (The) (a)                                                          523,700       12,338,372
Lowe's Cos., Inc.                                                                   575,300       10,499,225
                                                                                              --------------
                                                                                                  22,837,597
                                                                                              --------------
TOBACCO -- 1.7%
Altria Group, Inc.                                                                  649,500       10,404,990
Philip Morris International, Inc.                                                   335,500       11,937,090
                                                                                              --------------
                                                                                                  22,342,080
                                                                                              --------------
Total Common Stocks (Cost $1,853,566,255)                                                      1,206,850,380
                                                                                              --------------
                                                                                   PAR
SECURITY DESCRIPTION                                                              AMOUNT         VALUE
--------------------                                                            -----------   --------------
SHORT-TERM INVESTMENTS -- 9.1%
State Street Bank & Trust Co., Repurchase Agreement, dated 03/31/09 at 0.010%
   to be repurchased at $72,266,020 on 04/01/09 collateralized by $72,790,000
   FHLB at 2.730% due 06/10/09 with a value of $73,714,433.                     $72,266,000       72,266,000
State Street Navigator Securities Lending Trust Prime Portfolio(b)               44,777,490       44,777,490
                                                                                              --------------
Total Short-Term Investments (Cost $117,043,490)                                                 117,043,490
                                                                                              --------------
TOTAL INVESTMENTS -- 103.2% (Cost $1,970,609,745#)                                             1,323,893,870
                                                                                              --------------
Other Assets and Liabilities (net) -- (3.2)%                                                     (41,613,573)
                                                                                              --------------
TOTAL NET ASSETS -- 100.0%                                                                    $1,282,280,297
                                                                                              ==============

PORTFOLIO FOOTNOTES:

*    Non-income producing security.

# Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes, are $5,057,213 and $651,773,088 respectively, resulting in a net unrealized depreciation of $646,715,875.

(a) A portion or all of the security was held on loan. As of March 31, 2009, the market value of securities loaned was $43,337,379 and the collateral received consisted of cash in the amount of $44,777,490. The cash collateral is invested in a money market fund managed by an affiliate of the custodian.

(b) Represents investment of collateral received from securities lending transactions.

ADR - American Depositary Receipt

FHLB - Federal Home Loan Bank

FAS 157 VALUATION DISCLOSURE
----------------------------

The Portfolio adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157), effective with the beginning of the Portfolio's fiscal year. FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements. Management has evaluated the application of FAS 157 to the Portfolio and has determined that the adoption of FAS 157 does not have a material impact on the Portfolio's financial statements. The three levels of the hierarchy under FAS 157 are described below:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio's net assets as of March 31, 2009:

                                                INVESTMENTS IN   OTHER FINANCIAL
VALUATION INPUTS                                  SECURITIES       INSTRUMENTS*
---------------------------------------------   --------------   ---------------
LEVEL 1 - QUOTED PRICES                         $1,251,627,870         $0
LEVEL 2 - OTHER SIGNIFICANT OBSERVABLE INPUTS       72,266,000          0
LEVEL 3 - SIGNIFICANT UNOBSERVABLE INPUTS                    0          0
                                                --------------        ---
TOTAL                                           $1,323,893,870         $0

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument.

MET INVESTORS SERIES TRUST
VAN KAMPEN MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited)
March 31, 2009
(Percentage of Net Assets)

SECURITY DESCRIPTION                                           SHARES        VALUE
----------------------------------------------------------   ----------   -----------
COMMON STOCKS -- 94.0%
AIR FREIGHT & LOGISTICS -- 5.1%
C.H. Robinson Worldwide, Inc. (a)                                36,801   $ 1,678,494
Expeditors International of Washington, Inc.                     76,348     2,159,885
                                                                          -----------
                                                                            3,838,379
                                                                          -----------
CAPITAL MARKETS -- 1.6%
Calamos Asset Management, Inc. - Class A                         59,430       285,858
Greenhill & Co., Inc.                                            12,473       921,131
                                                                          -----------
                                                                            1,206,989
                                                                          -----------
CHEMICALS -- 2.6%
Intrepid Potash, Inc. *(a)                                       26,944       497,117
Nalco Holding Co.                                                90,367     1,181,096
Rockwood Holdings, Inc. *                                        30,884       245,219
                                                                          -----------
                                                                            1,923,432
                                                                          -----------
COMMERCIAL & PROFESSIONAL SERVICES -- 1.1%
Covanta Holding Corp. *(a)                                       61,980       811,318
                                                                          -----------
COMPUTERS & PERIPHERALS -- 1.8%
Teradata Corp. *                                                 83,807     1,359,350
                                                                          -----------
CONSTRUCTION & ENGINEERING -- 1.3%
Aecom Technology Corp. *                                         37,832       986,659
                                                                          -----------
CONSTRUCTION MATERIALS -- 3.5%
Martin Marietta Materials, Inc. (a)                              27,791     2,203,826
Texas Industries, Inc. (a)                                       17,394       434,850
                                                                          -----------
                                                                            2,638,676
                                                                          -----------
DISTRIBUTORS -- 3.1%
Li & Fung, Ltd.                                                 996,000     2,349,957
                                                                          -----------
DIVERSIFIED CONSUMER SERVICES -- 3.1%
New Oriental Education & Technology Group, Inc. (ADR) *(a)       25,177     1,265,144
Strayer Education, Inc. (a)                                       5,907     1,062,492
                                                                          -----------
                                                                            2,327,636
                                                                          -----------
DIVERSIFIED FINANCIAL SERVICES -- 4.3%
IntercontinentalExchange, Inc. *                                 17,679     1,316,555
Leucadia National Corp. *(a)                                    105,772     1,574,945
Moody's Corp.                                                    15,097       346,023
                                                                          -----------
                                                                            3,237,523
                                                                          -----------
GAS UTILITIES -- 1.0%
Questar Corp.                                                    25,593       753,202
                                                                          -----------
HEALTH CARE EQUIPMENT & SUPPLIES -- 4.0%
Gen-Probe, Inc. *                                                33,632     1,532,947
Intuitive Surgical, Inc. *(a)                                     5,695       543,075
Mindray Medical International, Ltd. (ADR) (a)                    48,582       899,253
                                                                          -----------
                                                                            2,975,275
                                                                          -----------
HOTELS, RESTAURANTS & LEISURE -- 5.8%
Ctrip.com International, Ltd. (ADR) (a)                          64,095     1,756,203
Starbucks Corp. *                                               146,446     1,627,015
Wynn Resorts, Ltd. *(a)                                          49,927       997,042
                                                                          -----------
                                                                            4,380,260
                                                                          -----------
HOUSEHOLD DURABLES -- 2.3%
Gafisa S.A. (ADR) (a)                                            51,190       511,388
Mohawk Industries, Inc. *(a)                                     14,592       435,863

MET INVESTORS SERIES TRUST
VAN KAMPEN MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2009
(Percentage of Net Assets)

NVR, Inc. *(a)                                                    1,877   $   802,887
                                                                          -----------
                                                                            1,750,138
                                                                          -----------
INSURANCE -- 1.0%
Alleghany Corp. *                                                 2,878       779,568
                                                                          -----------
INTERNET & CATALOG RETAIL -- 2.5%
Priceline.com, Inc. *(a)                                         23,732     1,869,607
                                                                          -----------
INTERNET SOFTWARE & SERVICES -- 10.0%
Alibaba.com Ltd. *                                              984,800       912,568
Baidu.com (ADR) *                                                11,068     1,954,609
Equinix, Inc. *(a)                                               14,311       803,563
Tencent Holdings, Ltd.                                          408,800     3,042,955
Yahoo!, Inc. *                                                   62,594       801,829
                                                                          -----------
                                                                            7,515,524
                                                                          -----------
IT SERVICES -- 2.6%
Redecard S.A.                                                   157,611     1,920,541
                                                                          -----------
LIFE SCIENCES TOOLS & SERVICES -- 7.3%
Illumina, Inc. *(a)                                              91,953     3,424,330
Techne Corp.                                                     36,976     2,022,957
                                                                          -----------
                                                                            5,447,287
                                                                          -----------
MEDIA -- 4.7%
Discovery Communications, Inc. - Class A *                       38,820       621,896
Discovery Communications, Inc. - Class C *                       46,371       679,335
Groupe Aeroplan, Inc.                                           142,226       884,646
Morningstar, Inc. *(a)                                           40,403     1,379,763
                                                                          -----------
                                                                            3,565,640
                                                                          -----------
OIL, GAS & CONSUMABLE FUELS -- 10.6%
Petrohawk Energy Corp. *(a)                                      24,399       469,193
Range Resources Corp.                                            19,417       799,204
Southwestern Energy Co. *(a)                                    112,680     3,345,469
Ultra Petroleum Corp. *                                          93,179     3,344,194
                                                                          -----------
                                                                            7,958,060
                                                                          -----------
PHARMACEUTICALS -- 2.2%
Allergan, Inc.                                                   23,328     1,114,145
Ironwood Pharmaceutical (c)                                      44,752       537,024
                                                                          -----------
                                                                            1,651,169
                                                                          -----------
PROFESSIONAL SERVICES -- 3.5%
Corporate Executive Board Co.                                    39,402       571,329
IHS, Inc. - Class A *                                            39,139     1,611,744
Monster Worldwide, Inc. *(a)                                     55,557       452,790
                                                                          -----------
                                                                            2,635,863
                                                                          -----------
REAL ESTATE MANAGEMENT & DEVELOPMENT -- 1.6%
Brookfield Asset Management, Inc. - Class A                      87,406     1,204,455
                                                                          -----------
SOFTWARE -- 3.5%
Autodesk, Inc. *                                                 48,100       808,561
Salesforce.com, Inc. *(a)                                        55,488     1,816,122
                                                                          -----------
                                                                            2,624,683
                                                                          -----------
SPECIALTY RETAIL -- 1.2%
Abercrombie & Fitch Co. - Class A (a)                            37,943       903,043
                                                                          -----------
TEXTILES, APPAREL & LUXURY GOODS -- 0.5%
Lululemon Athletica, Inc. *(a)                                   40,165       347,829
                                                                          -----------
TRANSPORTATION INFRASTRUCTURE -- 0.9%
Grupo Aeroportuario del Pacifico S.A. de C.V. (ADR)              37,928       692,186
                                                                          -----------

MET INVESTORS SERIES TRUST
VAN KAMPEN MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2009
(Percentage of Net Assets)

                                                             SHARES/PAR
SECURITY DESCRIPTION                                           AMOUNT         VALUE
--------------------                                         ----------   -----------
WIRELESS TELECOMMUNICATION SERVICES -- 1.3%
Millicom International Cellular S.A.                              9,329   $   345,546
NII Holdings, Inc. *                                             40,897       613,455
                                                                          -----------
                                                                              959,001
                                                                          -----------
Total Common Stocks (Cost $113,275,066)                                    70,613,250
                                                                          -----------
SHORT-TERM INVESTMENTS -- 18.6%
State Street Bank & Trust Co., Repurchase Agreement dated
   03/31/09 at 0.010% to be repurchased at $4,588,001 on
   04/01/09 collateralized by $4,685,000 U.S. Treasury
   Bill at 0.160% due 05/21/09 with a value of $4,684,063.   $4,588,000     4,588,000
State Street Navigator Securities Lending Trust Prime
   Portfolio(b)                                               9,335,992     9,335,992
                                                                          -----------
Total Short-Term Investments (Cost $13,923,992)                            13,923,992
                                                                          -----------
TOTAL INVESTMENTS -- 112.6% (Cost $127,199,058#)                           84,537,242
                                                                          -----------
Other Assets and Liabilities (net) -- (12.6)%                              (9,438,832)
                                                                          -----------
TOTAL NET ASSETS -- 100.0%                                                $75,098,410
                                                                          ===========

PORTFOLIO FOOTNOTES:

*    Non-income producing security.

# Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes, are $3,404,001 and $46,065,817 respectively, resulting in a net unrealized depreciation of $42,661,816.

(a) A portion or all of the security was held on loan. As of March 31, 2009, the market value of securities loaned was $9,134,412 and the collateral received consisted of cash in the amount of $9,335,992. The cash collateral is invested in a money market fund managed by an affiliate of the custodian.

(b) Represents investment of collateral received from securities lending transactions.

(c) Security valued at fair value as determined in good faith by or under the direction of the Board of Trustees.

ADR - American Depositary Receipt

FAS 157 VALUATION DISCLOSURE
----------------------------

The Portfolio adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157), effective with the beginning of the Portfolio's fiscal year. FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements. Management has evaluated the application of FAS 157 to the Portfolio and has determined that the adoption of FAS 157 does not have a material impact on the Portfolio's financial statements. The three levels of the hierarchy under FAS 157 are described below:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio's net assets as of March 31, 2009:

                                                INVESTMENTS IN   OTHER FINANCIAL
VALUATION INPUTS                                  SECURITIES       INSTRUMENTS*
---------------------------------------------   --------------   ---------------
LEVEL 1 - QUOTED PRICES                           $71,186,197           $0
LEVEL 2 - OTHER SIGNIFICANT OBSERVABLE INPUTS      12,814,021            0
LEVEL 3 - SIGNIFICANT UNOBSERVABLE INPUTS             537,024            0
                                                  -----------          ---
TOTAL                                             $84,537,242           $0

FAS 157 LEVEL 3 RECONCILIATION DISCLOSURE

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

                                                INVESTMENTS IN   OTHER FINANCIAL
                                                  SECURITIES       INSTRUMENTS
                                                --------------   ---------------
BALANCE AS OF JANUARY 1, 2009                      $537,024             $0
   Accrued discounts/premiums                             0              0
   Realized Gain (Loss)                                   0              0
   Change in unrealized appreciation
      (depreciation)                                      0              0
   Net Purchases (Sales)                                  0              0
   Transfers in (out) of Level 3                          0              0
                                                   --------            ---
BALANCE AS OF MARCH 31, 2009                       $537,024             $0

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MET INVESTORS SERIES TRUST


By: /s/ Elizabeth M. Forget
    -------------------------------------
    Elizabeth M. Forget
    President

Date: May 15, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Elizabeth M. Forget
    -------------------------------------
    Elizabeth M. Forget
    President

Date: May 15, 2009


By: /s/ Jeffrey A. Tupper
    -------------------------------------
    Jeffrey A. Tupper
    Chief Financial Officer and Treasurer

Date: May 15, 2009